UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CASH MANAGEMENT PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 99.9%

Certificates of Deposit - 3.6%

Bank of Montreal Chicago IL 0.130% due 10/12/12	$23,000,000	$23,000,000

Commercial Paper - 77.7%

AstraZeneca PLC (United Kingdom) 0.140% due 11/27/12	9,000,000	8,998,005
Baker Hughes Inc 0.150% due 10/09/12	25,000,000	24,999,167
Bank of Nova Scotia NY 0.022% due 10/05/12	28,000,000	27,999,611
Dell Inc 0.130% due 10/01/12	28,100,000	28,100,000
General Electric Capital Corp
0.015% due 10/03/12	20,000,000	19,999,922
0.030% due 10/15/12	8,000,000	7,999,907
Google Inc 0.090% due 10/10/12	27,000,000	26,999,393
Honeywell International Inc 0.140% due 12/27/12	20,000,000	19,993,233
Kimberly-Clark Worldwide Inc
0.091% due 10/18/12	9,100,000	9,099,613
0.100% due 10/11/12	19,000,000	18,999,472
Medtronic Inc 0.160% due 12/20/12	28,000,000	27,990,044
Nestle Capital Corp 0.080% due 12/05/12	8,000,000	7,998,844
NetJets Inc
0.122% due 10/04/12	12,000,000	11,999,880
0.130% due 10/04/12	14,000,000	13,999,848
Northwestern University 0.140% due 11/13/12	23,000,000	22,996,154
Novartis Finance Corp 0.112% due 10/02/12	13,000,000	12,999,960
PepsiCo Inc 0.080% due 10/03/12	27,500,000	27,499,878
Pfizer Inc 0.091% due 10/11/12	20,000,000	19,999,500
Philip Morris International Inc 0.100% due 10/17/12	20,000,000	19,999,111

	Principal Amount	Value
Royal Bank of Canada (Canada) 0.091% due 10/24/12	$26,000,000	$25,998,505
The Coca-Cola Co
0.140% due 11/05/12	12,450,000	12,448,305
0.160% due 11/16/12	15,000,000	14,996,933
The Walt Disney Co
0.090% due 10/19/12	9,600,000	9,599,568
0.120% due 11/20/12	19,000,000	18,996,833
Toyota Motor Credit Corp
0.203% due 10/23/12	15,000,000	14,998,167
0.210% due 10/22/12	13,000,000	12,998,408
Wal-Mart Stores Inc 0.111% due 10/02/12	28,000,000	27,999,915

		496,708,176

U.S. Treasury Bills - 18.3%

0.100% due 10/25/12	27,500,000	27,498,167
0.100% due 11/15/12	30,000,000	29,996,250
0.103% due 12/06/12	30,000,000	29,994,363
0.107% due 12/27/12	30,000,000	29,992,243

		117,481,023

Repurchase Agreement - 0.3%

State Street Bank & Trust Co 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $2,137,767; collateralized by U.S. Treasury Notes: 2.375% due 09/30/14 and value $2,181,263)	2,137,765	2,137,765

Total Short-Term Investments (Amortized Cost $639,326,964)		639,326,964

TOTAL INVESTMENTS - 99.9% (Amortized Cost $639,326,964)		639,326,964

OTHER ASSETS & LIABILITIES, NET - 0.1%		333,959

NET ASSETS - 100.0%		$639,660,923

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$639,326,964	$-	$639,326,964	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII §	61,350	$1,708,598
GMAC Capital Trust I §	229,331	5,758,501

		7,467,099

Total Preferred Stocks (Cost $7,267,172)		7,467,099

	Principal Amount

CORPORATE BONDS & NOTES - 34.8%

Consumer Discretionary - 2.0%

CCO Holdings LLC
7.000% due 01/15/19	$1,310,000	1,424,625
8.125% due 04/30/20	2,250,000	2,553,750
CityCenter Holdings LLC 7.625% due 01/15/16	1,200,000	1,287,000
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,752,780
Comcast Corp
5.150% due 03/01/20	1,658,000	1,975,890
5.650% due 06/15/35	470,000	552,799
5.700% due 05/15/18	5,000,000	6,090,300
6.950% due 08/15/37	2,075,000	2,837,556
DISH DBS Corp
6.750% due 06/01/21	4,790,000	5,245,050
7.750% due 05/31/15	766,000	865,580
Jarden Corp 7.500% due 05/01/17	2,410,000	2,771,500
McDonald’s Corp 6.300% due 10/15/37	1,495,000	2,153,133
MGM Resorts International
5.875% due 02/27/14	665,000	694,925
10.375% due 05/15/14	85,000	96,050
11.125% due 11/15/17	200,000	222,250
News America Inc
4.500% due 02/15/21	90,000	101,776
6.200% due 12/15/34	1,000,000	1,209,496
NVR Inc
3.950% due 09/15/22	1,020,000	1,048,260
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,616,668
Time Warner Cable Inc
4.125% due 02/15/21	730,000	808,631
5.500% due 09/01/41	40,000	45,492
5.875% due 11/15/40	2,750,000	3,249,678
6.550% due 05/01/37	1,565,000	1,975,434
6.750% due 06/15/39	1,630,000	2,134,242
7.300% due 07/01/38	4,305,000	5,883,127
8.250% due 04/01/19	5,985,000	8,045,127
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,298,879
Time Warner Inc
4.700% due 01/15/21	410,000	471,831
6.250% due 03/29/41	350,000	445,598
United Business Media PLC (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,328,141
Univision Communications Inc 6.750% due 09/15/22 ~	1,140,000	1,145,700
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	280,000	308,000
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,519,665

		67,158,933

	Principal Amount	Value
Consumer Staples - 3.2%

Altria Group Inc
2.850% due 08/09/22	$4,200,000	$4,200,269
4.750% due 05/05/21	4,000,000	4,585,464
8.500% due 11/10/13	1,490,000	1,617,414
9.250% due 08/06/19	3,330,000	4,735,520
Anheuser-Busch InBev Worldwide Inc
2.500% due 07/15/22	6,570,000	6,679,213
5.000% due 04/15/20	1,070,000	1,294,358
5.375% due 01/15/20	4,500,000	5,597,239
CVS Caremark Corp
6.125% due 09/15/39	4,300,000	5,633,641
6.600% due 03/15/19	190,000	243,182
CVS Pass-Through Trust
5.298% due 01/11/27 ~	802,632	863,599
6.036% due 12/10/28	3,532,195	4,112,599
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,659,823
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,618,820
Kraft Foods Group Inc
3.500% due 06/06/22 ~	4,090,000	4,331,420
5.375% due 02/10/20 ~	1,549,000	1,844,193
Kraft Foods Inc
5.375% due 02/10/20	1,411,000	1,705,151
6.000% due 02/11/13	5,360,000	5,461,792
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	530,990
PepsiCo Inc
0.700% due 08/13/15	5,470,000	5,492,788
7.900% due 11/01/18	1,498,000	2,033,972
Pernod-Ricard SA (France)
2.950% due 01/15/17 ~	1,230,000	1,284,809
4.450% due 01/15/22 ~	5,850,000	6,463,232
Philip Morris International Inc
2.500% due 08/22/22	3,300,000	3,314,652
2.900% due 11/15/21	2,450,000	2,558,119
4.500% due 03/20/42	1,900,000	2,104,657
6.375% due 05/16/38	1,970,000	2,742,106
Reynolds American Inc 6.750% due 06/15/17	1,207,000	1,462,797
Reynolds Group Issuer Inc
5.750% due 10/15/20 ~	1,990,000	1,992,488
6.875% due 02/15/21	1,380,000	1,462,800
7.125% due 04/15/19	1,340,000	1,420,400
Safeway Inc
3.950% due 08/15/20	90,000	87,801
4.750% due 12/01/21	2,300,000	2,349,756
6.350% due 08/15/17	575,000	648,485
The Kroger Co 6.400% due 08/15/17	2,610,000	3,162,623
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	2,153,172
5.375% due 04/05/17	915,000	1,098,447
6.500% due 08/15/37	830,000	1,194,750

		106,742,541

Energy - 5.9%

Access Midstream Partners LP 6.125% due 07/15/22	2,495,000	2,650,938
Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,605,970
Anadarko Petroleum Corp
6.375% due 09/15/17	5,085,000	6,138,566
8.700% due 03/15/19	4,285,000	5,755,612
Apache Corp
3.250% due 04/15/22	2,130,000	2,294,796
4.750% due 04/15/43	1,140,000	1,309,893
6.900% due 09/15/18	5,000,000	6,445,060

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Arch Coal Inc 7.000% due 06/15/19	$4,050,000	$3,422,250
Baker Hughes Inc
3.200% due 08/15/21	250,000	272,417
7.500% due 11/15/18	4,060,000	5,477,967
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	7,940,000	8,484,406
3.245% due 05/06/22	3,400,000	3,606,135
3.561% due 11/01/21	450,000	487,832
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	680,875
6.625% due 08/15/20	360,000	373,050
6.775% due 03/15/19	1,780,000	1,786,675
7.250% due 12/15/18	410,000	442,800
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,828,250
Concho Resources Inc
5.500% due 10/01/22	700,000	730,625
6.500% due 01/15/22	1,606,000	1,778,645
ConocoPhillips 6.500% due 02/01/39	2,240,000	3,239,219
CONSOL Energy Inc 6.375% due 03/01/21	2,650,000	2,590,375
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,251,370
7.950% due 04/15/32	4,970,000	7,365,466
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,814,616
Enterprise Products Operating LLC
5.250% due 01/31/20	60,000	70,414
5.700% due 02/15/42	3,055,000	3,547,866
5.950% due 02/01/41	520,000	618,132
6.125% due 10/15/39	260,000	313,966
6.300% due 09/15/17	5,000,000	6,089,555
6.500% due 01/31/19	2,100,000	2,608,097
8.375% due 08/01/66 §	3,000,000	3,385,299
Hess Corp 8.125% due 02/15/19	7,530,000	9,977,596
Kerr-McGee Corp
6.950% due 07/01/24	220,000	284,683
7.875% due 09/15/31	3,617,000	4,873,785
Key Energy Services Inc 6.750% due 03/01/21	2,640,000	2,692,800
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	3,000,000	3,774,216
MarkWest Energy Partners LP
5.500% due 02/15/23	1,680,000	1,764,000
6.250% due 06/15/22	920,000	993,600
Noble Energy Inc
6.000% due 03/01/41	2,000,000	2,433,020
8.250% due 03/01/19	3,290,000	4,266,143
Occidental Petroleum Corp
2.700% due 02/15/23	3,520,000	3,627,349
3.125% due 02/15/22	3,600,000	3,880,210
Peabody Energy Corp 6.000% due 11/15/18 ~	3,000,000	3,015,000
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,923,181
5.375% due 01/27/21	12,560,000	14,217,933
7.875% due 03/15/19	3,600,000	4,540,597
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,848,675
6.000% due 03/05/20	2,000,000	2,400,000
8.000% due 05/03/19	5,700,000	7,486,950
Plains Exploration & Production Co 6.125% due 06/15/19	5,750,000	5,821,875
QEP Resources Inc
5.250% due 05/01/23	1,100,000	1,127,500
6.875% due 03/01/21	690,000	783,150

	Principal Amount	Value
Regency Energy Partners LP 6.500% due 07/15/21	$2,450,000	$2,633,750
SandRidge Energy Inc 7.500% due 02/15/23 ~	1,260,000	1,300,950
SESI LLC 7.125% due 12/15/21	850,000	943,500
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,716,923
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,495,078
The Williams Cos Inc
7.500% due 01/15/31	4,635,000	5,829,806
7.875% due 09/01/21	440,000	577,994
WPX Energy Inc 6.000% due 01/15/22	270,000	291,600

		196,989,001

Financials - 13.1%

American Express Credit Corp 5.125% due 08/25/14	11,279,000	12,207,408
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,113,918
American International Group Inc
3.750% due 11/30/13 ~	1,900,000	1,950,987
5.850% due 01/16/18	2,000,000	2,325,770
6.400% due 12/15/20	30,000	36,610
8.250% due 08/15/18	3,465,000	4,467,577
ANZ National International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,661,589
Bank of America Corp
3.875% due 03/22/17	1,230,000	1,325,287
4.500% due 04/01/15	6,700,000	7,181,268
5.000% due 05/13/21	9,160,000	10,088,412
5.650% due 05/01/18	6,720,000	7,672,392
5.750% due 12/01/17	560,000	645,188
7.625% due 06/01/19	10,485,000	13,112,803
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,541,207
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,710,000	2,869,858
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	183,788
BBVA U.S. Senior SAU (Spain) 3.250% due 05/16/14	5,380,000	5,341,103
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	849,098
BNP Paribas SA (France) 2.375% due 09/14/17	4,460,000	4,485,520
Canadian Imperial Bank of Commerce (Canada) 2.000% due 02/04/13 ~	11,740,000	11,811,990
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	5,208,619
CIT Group Inc 4.250% due 08/15/17	1,840,000	1,919,135
Citigroup Inc
3.953% due 06/15/16	2,320,000	2,484,882
5.375% due 08/09/20	3,170,000	3,671,589
5.500% due 04/11/13	8,420,000	8,627,317
5.500% due 10/15/14	710,000	766,052
6.000% due 12/13/13	8,090,000	8,582,867
6.000% due 08/15/17	5,155,000	6,012,240
6.010% due 01/15/15	5,600,000	6,140,478
6.125% due 11/21/17	100,000	117,823
6.375% due 08/12/14	650,000	707,705
6.875% due 03/05/38	7,000,000	9,240,840
8.500% due 05/22/19	610,000	807,935
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	6,100,000	6,120,594

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
3.750% due 10/15/14 ~	$2,490,000	$2,627,453
5.000% due 10/15/19 ~	1,060,000	1,218,444
Credit Agricole SA (France) 8.375% § ± ~	8,630,000	8,435,825
Daimler Finance North America LLC
1.300% due 07/31/15 ~	2,310,000	2,320,695
2.625% due 09/15/16 ~	5,390,000	5,629,720
Ford Motor Credit Co LLC
4.250% due 09/20/22	750,000	770,313
5.000% due 05/15/18	6,070,000	6,643,566
5.750% due 02/01/21	1,270,000	1,425,950
8.125% due 01/15/20	2,850,000	3,591,955
General Electric Capital Corp
1.625% due 07/02/15	1,970,000	2,005,803
3.750% due 11/14/14	9,000,000	9,545,391
4.375% due 09/16/20	640,000	707,135
5.300% due 02/11/21	7,230,000	8,312,873
5.875% due 01/14/38	1,570,000	1,879,667
6.000% due 08/07/19	8,010,000	9,758,231
6.150% due 08/07/37	1,105,000	1,360,170
6.875% due 01/10/39	5,000,000	6,711,375
Goldman Sachs Capital II 4.000% due 06/01/43 §	8,875,000	6,695,389
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	6,618,745
HSBC Finance Corp 6.676% due 01/15/21	2,420,000	2,811,633
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,372,133
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	2,330,000	2,284,931
JPMorgan Chase & Co
4.250% due 10/15/20	5,650,000	6,185,004
4.350% due 08/15/21	690,000	762,085
4.500% due 01/24/22	2,310,000	2,567,888
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,479,504
Lloyds Banking Group PLC (United Kingdom) 5.920% § ± ~	5,900,000	3,953,000
MetLife Inc 4.750% due 02/08/21	2,370,000	2,752,182
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~ r	3,750,000	3,840,851
Morgan Stanley
4.750% due 03/22/17	600,000	644,075
5.450% due 01/09/17	5,155,000	5,628,507
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,021,522
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	620,000	650,591
4.875% due 05/13/21 ~	6,220,000	6,545,368
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ r	2,026,000	2,212,317
Rabobank Nederland NV (Netherlands) 11.000% § ± ~	7,760,000	10,252,737
Santander U.S. Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	2,900,000	2,880,071
3.781% due 10/07/15 ~	2,750,000	2,758,382
SLM Corp
3.875% due 09/10/15	3,880,000	4,001,269
8.000% due 03/25/20	5,380,000	6,240,800
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,826,259
State Street Corp 4.956% due 03/15/18	9,430,000	10,437,520
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,385,570
3.150% due 07/22/15 ~	5,230,000	5,505,297
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	4,263,335

	Principal Amount	Value
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	$3,460,000	$3,474,411
The Goldman Sachs Group Inc
4.750% due 07/15/13	190,000	196,089
5.250% due 10/15/13	930,000	970,873
5.250% due 07/27/21	1,030,000	1,137,776
5.375% due 03/15/20	870,000	972,579
5.750% due 01/24/22	400,000	461,700
5.950% due 01/15/27	3,270,000	3,434,154
6.000% due 05/01/14	960,000	1,030,995
6.000% due 06/15/20	5,460,000	6,306,671
6.250% due 02/01/41	7,880,000	9,159,870
6.750% due 10/01/37	2,645,000	2,845,192
The Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	4,210,000	4,263,682
5.000% due 10/01/14	1,510,000	1,555,883
6.400% due 10/21/19	370,000	425,891
7.640% § ±	1,600,000	1,324,000
7.648% § ±	690,000	676,200
UBS AG (Switzerland) 2.250% due 01/28/14	1,790,000	1,818,984
Vesey Street Investment Trust I 4.404% due 09/01/16 §	1,840,000	1,971,004
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,904,716
Wachovia Capital Trust III 5.570% § ±	15,220,000	15,105,850
Wells Fargo & Co
2.100% due 05/08/17	6,260,000	6,485,022
3.676% due 06/15/16 §	2,830,000	3,083,732
4.600% due 04/01/21	6,240,000	7,222,276
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	7,928,925

		434,557,855

Health Care - 2.4%

Abbott Laboratories 5.125% due 04/01/19	5,890,000	7,105,731
Express Scripts Holding Co 3.500% due 11/15/16 ~	10,520,000	11,386,585
GlaxoSmithKline Capital PLC (United Kingdom)
2.850% due 05/08/22	4,100,000	4,268,354
6.375% due 05/15/38	3,455,000	4,951,979
HCA Inc
6.500% due 02/15/20	1,200,000	1,338,000
7.500% due 02/15/22	3,060,000	3,480,750
Medtronic Inc
3.125% due 03/15/22	430,000	458,937
4.450% due 03/15/20	2,110,000	2,456,774
Pfizer Inc
6.200% due 03/15/19	1,020,000	1,301,487
7.200% due 03/15/39	4,000,000	6,299,676
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	3,017,818
Tenet Healthcare Corp
8.875% due 07/01/19	2,920,000	3,314,200
10.000% due 05/01/18	1,090,000	1,264,400
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	820,000	890,832
Teva Pharmaceutical Finance IV BV (Netherlands) 3.650% due 11/10/21	5,020,000	5,453,628
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,704,933
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,326,579
5.700% due 10/15/40	2,010,000	2,449,679

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
5.800% due 03/15/36	$1,160,000	$1,408,978
6.875% due 02/15/38	2,000,000	2,789,314
Watson Pharmaceuticals Inc 1.875% due 10/01/17	1,590,000	1,609,989
WellPoint Inc
1.250% due 09/10/15	1,210,000	1,219,325
3.125% due 05/15/22	2,050,000	2,050,966
3.700% due 08/15/21	1,610,000	1,687,652
7.000% due 02/15/19	3,870,000	4,834,954

		79,071,520

Industrials - 1.8%

Air 2 U.S. 8.027% due 10/01/19 ~	2,004,465	2,064,599
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,616,723
Continental Airlines Inc 6.750% due 09/15/15 ~	4,725,000	4,978,969
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,611,650
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	4,258,170	4,705,277
General Electric Co 5.250% due 12/06/17	5,535,000	6,558,001
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,246,400
6.750% due 09/01/16 ~	9,660,000	10,903,725
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	4,172,168
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,681,652
Raytheon Co 3.125% due 10/15/20	1,680,000	1,805,518
The Boeing Co 4.875% due 02/15/20	5,300,000	6,436,283
United Air Lines Pass-Through Trust 9.750% due 07/15/18	621,919	712,098
United Technologies Corp
3.100% due 06/01/22	470,000	502,019
4.500% due 04/15/20	2,130,000	2,508,976
4.500% due 06/01/42	2,320,000	2,614,928
Waste Management Inc 7.375% due 05/15/29	1,510,000	2,011,379

		60,130,365

Information Technology - 0.2%

Freescale Semiconductor Inc 10.125% due 12/15/16	816,000	848,640
Hewlett-Packard Co 4.500% due 03/01/13	325,000	329,922
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,038,205
National Semiconductor Corp 6.600% due 06/15/17	380,000	476,025

		4,692,792

Materials - 2.6%

Ball Corp 6.750% due 09/15/20	2,880,000	3,182,400
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	852,204
6.950% due 04/01/19	2,470,000	3,065,058
Barrick North America Finance LLC 4.400% due 05/30/21	3,500,000	3,815,581
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,137,036
6.500% due 04/01/19	6,830,000	8,707,956
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,754,798

	Principal Amount	Value
Cliffs Natural Resources Inc 6.250% due 10/01/40	$4,920,000	$4,835,115
Ecolab Inc 4.350% due 12/08/21	1,270,000	1,443,878
FMG Resources August 2006 Property Ltd (Australia)
6.375% due 02/01/16 ~	540,000	527,850
7.000% due 11/01/15 ~	3,060,000	3,060,000
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	6,325,000	6,345,202
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	904,469
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	885,000	944,738
5.750% due 04/15/24	885,000	1,011,113
6.000% due 11/15/21	1,890,000	2,164,050
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	742,831
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,804,599
2.500% due 05/20/16	1,410,000	1,473,858
3.750% due 09/20/21	2,320,000	2,476,739
4.125% due 05/20/21	1,120,000	1,241,293
6.500% due 07/15/18	870,000	1,085,376
9.000% due 05/01/19	2,880,000	3,943,941
Rock-Tenn Co
3.500% due 03/01/20 ~	1,020,000	1,042,725
4.000% due 03/01/23 ~	1,330,000	1,355,154
Steel Dynamics Inc 7.625% due 03/15/20	3,700,000	4,033,000
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	11,566,535
6.875% due 11/21/36	4,520,000	5,261,479
8.250% due 01/17/34	1,205,000	1,573,773
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,396,680
9.500% due 07/18/18 ~	1,100,000	1,141,250

		87,890,681

Telecommunication Services - 1.8%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,740,000	3,222,306
5.625% due 11/15/17	1,500,000	1,814,778
AT&T Inc
3.875% due 08/15/21	2,750,000	3,119,399
4.450% due 05/15/21	60,000	70,754
5.100% due 09/15/14	780,000	848,564
5.500% due 02/01/18	5,915,000	7,185,589
5.550% due 08/15/41	210,000	262,778
5.600% due 05/15/18	260,000	319,066
6.300% due 01/15/38	5,375,000	7,089,045
6.400% due 05/15/38	50,000	66,365
Cricket Communications Inc 7.750% due 05/15/16	500,000	530,000
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,762,904
6.750% due 08/20/18	1,545,000	1,942,186
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19	2,088,000	2,265,480
7.500% due 04/01/21	2,520,000	2,740,500
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	961,833
Sprint Capital Corp
6.875% due 11/15/28	480,000	444,000
8.750% due 03/15/32	4,139,000	4,304,560
Sprint Nextel Corp 9.000% due 11/15/18 ~	1,870,000	2,248,675
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,380,000	2,341,325

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
5.462% due 02/16/21	$370,000	$363,525
5.877% due 07/15/19	350,000	352,625
6.221% due 07/03/17	150,000	157,125
6.421% due 06/20/16	250,000	264,688
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,462,850
Verizon Communications Inc 1.250% due 11/03/14	3,000,000	3,049,017
Verizon Wireless Capital LLC 8.500% due 11/15/18	5,820,000	8,166,647
Vimpel Communications (Ireland) 8.375% due 04/30/13 ~	515,000	534,565

		60,891,149

Utilities - 1.8%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	3,104,456
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,387,800
Calpine Corp 7.500% due 02/15/21 ~	3,780,000	4,101,300
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	5,020,119
5.200% due 08/15/19	2,300,000	2,740,853
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,119,754
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	5,085,000
FirstEnergy Corp 7.375% due 11/15/31	8,750,000	11,504,430
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	772,397
6.500% due 09/15/37	2,400,000	3,228,732
Pacific Gas & Electric Co
6.050% due 03/01/34	3,832,000	5,058,435
8.250% due 10/15/18	930,000	1,279,046
PacifiCorp 5.650% due 07/15/18	4,360,000	5,390,782
The AES Corp
7.375% due 07/01/21	550,000	629,750
8.000% due 06/01/20	5,030,000	5,872,525
9.750% due 04/15/16	990,000	1,188,000
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,358,648

		59,842,027

Total Corporate Bonds & Notes (Cost $1,042,534,092)		1,157,966,864

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 0.9%

Allison Transmission Inc Term B1 (Non-Extended) 2.720% due 08/07/14 §	832,962	835,953
AMC Entertainment Inc Term B2 (Extended) 4.250% due 12/15/16 §	1,963,158	1,975,253
Caesars Entertainment Operating Co Term B6 (Extended) 5.467% due 01/26/18 §	1,800,000	1,640,572
Cengage Learning Acquisitions Inc (Extended) 5.720% due 07/03/14 §	1,374,678	1,256,972
Charter Communications Operating LLC
Term C (Extended)
3.470% due 09/06/16 §	3,035,654	3,044,297
Term D
4.000% due 05/15/19 §	1,492,500	1,502,388
Dunkin Brands Inc Term B2 4.000% due 11/23/17 §	1,491,896	1,492,561

	Principal Amount	Value
Getty Images Inc 5.250% due 11/07/16 §	$2,758,382	$2,764,776
Landry’s Inc Term B 6.500% due 04/24/18 §	1,990,000	2,020,347
Las Vegas Sands LLC (Extended) (Delayed Draw)
2.720% due 11/23/16 §	422,762	421,176
Term B (Extended)
2.720% due 11/23/16 §	2,103,449	2,098,482
Michaels Stores Inc Term B2 4.912% due 07/29/16 §	2,048,108	2,067,857
The Gymboree Corp (Initial) 5.000% due 02/23/18 §	1,936,835	1,894,639
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	2,000,000	2,014,432
Univision Communications Inc (Extended) 4.466% due 03/31/17 §	2,375,524	2,357,377
Visant Holding Corp Term B 5.250% due 12/22/16 §	1,500,000	1,452,590
Wendy’s International Inc Term B 4.750% due 05/15/19 §	2,000,000	2,020,312

		30,859,984

Consumer Staples - 0.0%

Del Monte Foods Co 4.500% due 03/08/18 §	958,759	959,159

Financials - 0.1%

First Data Corp
(Add on)
due 09/30/18 § µ	1,000,000	984,167
Term B (Extended)
4.217% due 03/23/18 §	3,257,313	3,119,431
Term B2 (Non-Extended)
2.967% due 09/24/14 §	175,297	174,595

		4,278,193

Health Care - 0.2%

Capsugel Holdings U.S. Inc Term B 4.750% due 08/01/18 §	1,387,741	1,396,993
Community Health Systems Inc (Extended) 3.921% due 01/25/17 §	170,930	171,939
Hanger Orthopedic Group Inc Term C 4.010% due 12/01/16 §	1,475,239	1,482,615
HCA Inc Term B 2.466% due 11/18/13 §	1,281,282	1,283,884
MedAssets Inc 5.250% due 11/16/16 §	1,524,055	1,538,026
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	985,914	989,611

		6,863,068

Industrials - 0.3%

BakerCorp International Inc Term B 5.000% due 06/01/18 §	997,481	1,001,970
FGI Operating Company LLC 5.500% due 04/19/19 §	1,995,926	2,011,311
Nielsen Finance LLC Term C 3.478% due 05/02/16 §	3,382,697	3,400,818
Schaeffler AG Term C2 (Germany) 6.000% due 01/27/17 §	2,000,000	2,020,000
The Hertz Corp Term B 3.750% due 03/09/18 §	994,950	994,239

		9,428,338

Materials - 0.1%

Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	1,838,710	1,837,330

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 0.1%

Telesat LLC Term B 4.250% due 03/28/19 §	$1,496,250	$1,501,861

Utilities - 0.1%

Equipower Resources Holdings LLC (1st Lien) 6.500% due 12/21/18 §	1,246,875	1,265,578
GenOn Energy Inc Term B 6.000% due 12/01/17 §	982,456	991,579
Texas Competitive Electric Holdings Co LLC (Extended) 4.757% due 10/10/17 §	3,335,654	2,306,292

		4,563,449

Total Senior Loan Notes (Cost $60,016,153)		60,291,382

MORTGAGE-BACKED SECURITIES - 41.1%

Collateralized Mortgage Obligations - Commercial - 2.1%

Banc of America Commercial Mortgage Inc
4.727% due 07/10/43 "	544,000	578,716
5.421% due 09/10/45 " §	1,119,000	1,238,071
5.917% due 05/10/45 " §	6,780,000	7,848,447
Bear Stearns Commercial Mortgage Securities 5.894% due 09/11/38 " §	6,625,000	7,639,400
Commercial Mortgage Pass-Through Certificates 5.940% due 06/10/46 " §	5,000,000	5,724,165
DBUBS Mortgage Trust (IO) 1.607% due 08/10/44 " § ~	13,214,505	645,786
Freddie Mac (IO)
1.479% due 05/25/22 " §	3,900,000	421,570
Freddie Mac Multifamily Structured Pass-Through (IO)
1.219% due 01/25/20 " §	11,438,999	694,462
1.399% due 06/25/21 " §	11,071,674	951,937
1.403% due 04/25/20 " §	34,177,398	2,340,519
1.447% due 04/25/21 " §	10,040,837	851,473
1.508% due 08/25/20 " §	12,989,670	1,101,056
1.606% due 12/25/21 " §	7,229,623	725,117
1.725% due 02/25/18 " §	32,609,919	2,307,070
1.740% due 10/25/21 " §	6,121,024	673,239
1.834% due 06/25/20 " §	33,936,872	3,252,221
1.844% due 07/25/21 " §	15,131,888	1,721,214
2.256% due 05/25/18 " §	24,068,042	2,398,946
GE Capital Commercial Mortgage Corp 5.543% due 12/10/49 "	920,000	1,050,172
Greenwich Capital Commercial Funding Corp 6.065% due 07/10/38 " §	2,041,000	2,246,703
GS Mortgage Securities Corp II (IO) 1.929% due 08/10/44 " § ~	5,785,639	506,510
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	4,455,000	5,116,026
5.440% due 05/15/45 "	972,000	1,083,549
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/40 "	235,000	273,114
5.858% due 07/15/40 " §	1,830,000	2,178,416
5.866% due 09/15/45 " §	370,000	444,019
6.064% due 06/15/38 " §	1,575,000	1,826,582
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.341% due 09/15/21 " § ~	442,475	434,510
Merrill Lynch Mortgage Trust 5.847% due 05/12/39 " §	180,000	207,680

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/48 "	$5,570,000	$6,311,765
5.485% due 03/12/51 " §	2,150,000	2,455,749
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 2.100% due 08/15/45 " § ~	10,829,980	1,237,721
Wachovia Bank Commercial Mortgage Trust 5.308% due 11/15/48 "	1,037,000	1,202,733
WF-RBS Commercial Mortgage Trust (IO)
1.340% due 02/15/44 " § ~	16,356,971	823,230
1.767% due 06/15/45 " § ~	3,268,958	357,846

		68,869,734

Collateralized Mortgage Obligations - Residential - 13.6%

Adjustable Rate Mortgage Trust
0.467% due 03/25/36 " §	918,662	531,957
2.867% due 07/25/35 " §	1,169,901	996,403
2.895% due 10/25/35 " §	10,260,000	7,930,308
Bear Stearns Adjustable Rate Mortgage Trust 2.834% due 10/25/36 " §	610,591	449,609
Chevy Chase Mortgage Funding Corp
0.397% due 08/25/47 " § ~	1,417,117	807,412
0.417% due 01/25/36 " § ~	17,974	13,534
0.447% due 07/25/36 " § ~	219,232	167,712
0.507% due 10/25/35 " § ~	51,212	37,538
0.517% due 08/25/35 " § ~	22,781	17,577
Citigroup Mortgage Loan Trust Inc
2.520% due 02/25/36 " § ~	3,225,104	3,212,631
2.812% due 04/25/37 " §	2,928,432	2,306,129
6.500% due 10/25/36 " ~	4,672,822	3,163,615
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	8,364,284	6,570,116
Countrywide Alternative Loan Trust
6.000% due 03/25/27 "	742,905	670,202
6.500% due 09/25/34 "	1,720,680	1,761,895
6.500% due 09/25/36 "	4,024,287	3,112,748
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	4,930,026	4,961,287
Fannie Mae
0.567% due 05/25/34 " §	2,537,086	2,548,266
4.000% due 04/25/40 - 07/25/40 "	37,500,000	41,108,235
5.500% due 04/25/42 "	17,000,000	19,285,837
6.000% due 05/25/42 "	7,900,000	8,952,671
6.500% due 06/25/39 - 07/25/42 "	20,000,000	23,422,344
7.000% due 05/25/42 "	3,500,000	4,191,222
Fannie Mae (IO)
3.000% due 11/25/26 - 09/25/27 "	27,880,764	3,052,975
3.500% due 11/25/41 "	7,162,175	782,084
4.000% due 11/25/39 "	3,455,706	397,891
4.500% due 11/25/39 "	2,523,181	356,699
4.784% due 04/25/40 " §	17,720,224	1,898,036
5.000% due 01/25/38 - 01/01/39 "	5,684,387	716,276
5.000% due 01/01/39 " §	1,866,211	219,686
5.184% due 08/25/42 " §	3,394,319	721,325
5.500% due 01/01/39 " §	1,761,942	195,553
5.704% due 06/25/41 " §	7,422,877	1,098,963
5.734% due 09/25/41 " §	12,482,715	2,204,008
5.784% due 12/25/40 - 08/25/42 " §	26,394,031	4,055,906
5.944% due 12/25/39 " §	2,831,565	368,061
6.000% due 01/25/38 - 07/25/38 "	7,975,289	1,079,214
6.214% due 05/25/41 " §	1,920,088	363,423
6.264% due 04/25/40 " §	3,743,007	620,328
6.284% due 09/25/36 - 06/25/42 " §	12,543,310	2,194,274
6.314% due 12/25/40 - 01/25/41 " §	7,888,110	1,327,978
6.334% due 03/25/39 " §	6,417,642	1,414,072
6.384% due 07/25/42 " §	2,341,429	505,092
6.424% due 07/25/41 " §	3,391,633	510,698
6.434% due 09/25/40 - 03/25/42 " §	12,295,755	2,433,095

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
6.464% due 07/25/41 " §	$7,419,234	$1,205,215
6.484% due 07/25/26 - 02/25/27 " §	10,802,344	2,156,697
Fannie Mae (PO) 0.000% due 03/25/42 - 03/25/42 "	800,000	730,070
Freddie Mac
0.571% due 04/15/33 " §	1,473,909	1,476,494
1.221% due 02/15/32 " §	349,233	356,795
4.000% due 12/15/39 "	10,346,417	11,271,133
5.000% due 02/15/30 - 03/15/35 "	25,571,286	29,396,089
5.500% due 07/15/34 "	9,564,636	11,434,240
6.000% due 05/15/36 "	9,349,764	10,951,575
Freddie Mac (IO)
3.000% due 09/15/31 "	5,975,869	789,436
5.729% due 06/15/42 " §	1,178,805	229,123
5.779% due 06/15/42 - 06/15/42 " §	9,127,507	2,343,048
5.809% due 09/15/37 " §	4,128,299	729,572
5.829% due 04/15/39 - 08/15/39 " §	19,886,724	4,252,909
6.000% due 01/15/41 "	4,528,483	729,137
6.009% due 01/15/40 " §	1,396,140	202,584
6.019% due 02/15/40 " §	3,520,155	622,119
6.069% due 11/15/36 " §	2,324,398	394,038
6.469% due 12/15/36 " §	2,460,632	452,967
6.979% due 08/15/35 " §	1,511,803	229,202
Government National Mortgage Association
0.594% due 08/20/58 " §	24,078,766	24,019,496
0.744% due 03/20/61 " §	3,530,616	3,546,811
1.235% due 05/20/60 " §	935,012	958,059
4.500% due 07/20/39 - 10/20/39 "	18,800,000	21,520,400
5.000% due 07/20/39 - 04/16/40 "	10,600,000	12,449,862
Government National Mortgage Association (IO)
3.500% due 04/20/27 - 02/20/38 "	12,155,701	1,850,782
5.000% due 11/20/36 "	5,501,269	501,278
5.462% due 03/20/40 " §	12,943,100	2,164,695
5.482% due 03/20/40 " §	220,398	36,722
5.532% due 03/20/40 " §	15,297,472	2,583,556
5.779% due 02/16/40 - 03/16/41 " §	2,950,694	503,825
5.782% due 09/20/40 - 03/20/41 " §	14,502,441	2,356,043
5.882% due 06/20/42 " §	4,455,247	1,131,855
5.909% due 02/16/36 " §	6,983,654	841,063
5.932% due 02/20/40 " §	9,509,723	1,624,443
5.962% due 09/20/40 " §	2,839,473	420,102
5.982% due 05/20/37 " §	6,953,811	1,021,969
6.032% due 02/20/40 " §	11,364,624	1,880,687
6.132% due 11/20/39 " §	3,108,053	496,816
6.262% due 04/20/40 " §	908,927	167,403
6.282% due 03/20/39 - 05/20/40 " §	9,503,350	1,577,293
6.329% due 04/16/34 " §	1,808,784	112,175
6.332% due 11/20/38 - 12/20/38 " §	2,922,366	420,328
6.412% due 11/20/38 " §	1,821,013	232,528
6.432% due 01/20/40 " §	1,474,498	252,181
6.479% due 12/16/36 " §	3,575,254	488,622
6.482% due 06/20/35 " §	2,571,259	302,193
6.532% due 02/20/35 " §	4,273,190	767,077
GSMPS Mortgage Loan Trust
0.567% due 03/25/35 " § ~	2,002,972	1,665,779
0.567% due 09/25/35 " § ~	5,891,088	4,786,736
GSR Mortgage Loan Trust
2.771% due 07/25/35 " §	1,000,000	892,752
3.053% due 05/25/35 " §	1,363,392	1,143,518
GSR Mortgage Loan Trust (IO) 6.334% due 10/25/36 " §	4,032,987	799,770
Homestar Mortgage Acceptance Corp 0.767% due 01/25/35 " §	2,205,971	2,119,013
IndyMac Index Mortgage Loan Trust
0.457% due 06/25/37 " §	5,124,734	4,022,345
0.477% due 06/25/35 " §	3,841,306	2,902,994
JPMorgan Mortgage Trust 3.116% due 08/25/35 " §	2,400,000	2,139,968

	Principal Amount	Value
Lehman Mortgage Trust 6.000% due 05/25/37 "	$1,487,619	$1,391,678
MASTR Adjustable Rate Mortgages Trust 2.634% due 04/21/34 " §	5,587,253	5,642,293
MASTR Reperforming Loan Trust
0.577% due 07/25/35 " § ~	8,003,054	6,221,770
7.000% due 08/25/34 " ~	2,744,739	2,800,474
Merrill Lynch Mortgage Investors Inc 2.574% due 06/25/35 " §	4,000,000	3,611,722
Morgan Stanley Mortgage Loan Trust
0.497% due 02/25/36 " §	6,496,245	3,878,232
2.899% due 07/25/35 " §	3,218,066	2,459,690
3.000% due 07/25/34 " §	1,561,043	1,546,978
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	3,749,434	3,821,177
RAAC Series 6.000% due 09/25/34 "	1,901,910	1,931,034
RBSSP Resecuritization Trust 3.439% due 12/26/35 " § ~	1,945,416	1,975,253
Residential Asset Securitization Trust
0.717% due 07/25/36 " §	1,156,867	690,192
6.000% due 08/25/36 "	3,124,622	2,439,845
Structured Adjustable Rate Mortgage Loan Trust
0.517% due 08/25/37 " §	1,678,348	1,171,440
2.804% due 05/25/34 " §	2,367,997	2,411,831
5.348% due 05/25/36 " §	5,712,410	4,602,637
5.402% due 05/25/36 " §	7,980,066	6,505,222
Wachovia Mortgage Loan Trust LLC 0.397% due 01/25/37 " §	1,713,385	1,006,794
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.447% due 12/25/36 " §	2,180,361	1,547,180
6.000% due 07/25/36 "	1,564,182	1,107,519
Washington Mutual Mortgage Pass-Through Certificates
0.507% due 10/25/45 " §	5,760,420	5,250,628
0.537% due 08/25/45 " §	7,320,160	6,703,067
0.800% due 07/25/44 " §	812,742	720,993
2.449% due 09/25/33 " §	643,326	658,557
2.457% due 02/25/33 " §	1,702,956	1,711,524
2.466% due 10/25/33 " §	6,102,417	6,255,088
5.187% due 07/25/37 " §	10,290,688	9,333,484
5.714% due 10/25/36 " §	2,719,124	2,226,276
Wells Fargo Mortgage Loan Trust 3.116% due 08/27/35 " § ~	5,523,970	5,451,996
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	5,849,642	5,659,552
6.000% due 08/25/37 "	4,279,796	4,264,226

		452,386,819

Fannie Mae - 11.2%

2.500% due 10/01/27 - 12/01/42 "	68,100,000	71,036,692
3.000% due 10/01/27 - 10/01/42 "	74,756,539	79,070,570
3.500% due 06/01/42 - 10/01/42 "	41,806,842	45,206,594
4.000% due 10/01/41 - 06/01/42 "	59,009,006	63,767,209
4.500% due 04/01/23 - 10/01/42 "	39,797,773	43,429,491
5.000% due 07/01/33 - 06/01/41 "	33,886,759	37,441,427
5.500% due 04/01/37 - 11/01/38 "	18,566,184	20,434,419
6.000% due 04/01/33 - 10/01/42 "	3,953,027	4,431,523
7.000% due 02/01/39 "	8,331,137	9,951,980

		374,769,905

Freddie Mac - 6.7%

2.500% due 10/01/27 - 11/01/27 "	35,900,000	37,640,625
2.650% due 11/01/36 " §	887,304	947,827
3.000% due 10/01/42 "	41,900,000	44,171,764
3.500% due 10/01/27 "	1,100,000	1,164,539
4.000% due 10/01/25 - 10/01/42 "	38,292,427	40,828,420
4.500% due 09/01/40 "	10,898,987	11,973,851

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
5.000% due 12/01/35 - 03/01/38 "	$24,037,622	$26,085,458
5.374% due 06/01/37 " §	318,039	344,814
5.418% due 07/01/37 " §	710,125	770,429
5.496% due 06/01/37 " §	2,825,847	3,061,585
5.500% due 08/01/37 - 12/01/38 "	13,882,922	15,157,055
5.571% due 06/01/37 " §	273,558	296,697
6.000% due 11/01/39 - 10/01/42 "	34,290,516	37,972,792
6.002% due 01/01/37 " §	194,118	210,438
6.500% due 09/01/39 "	2,022,429	2,303,120

		222,929,414

Government National Mortgage Association - 7.5%

0.876% due 08/20/60 " §	1,119,467	1,104,394
3.000% due 10/01/42 "	32,000,000	34,282,405
3.500% due 10/01/42 "	10,300,000	11,289,156
4.000% due 10/01/42 "	11,200,000	12,351,500
4.500% due 01/20/40 - 03/20/41 "	58,082,931	64,370,833
5.000% due 10/20/39 - 11/20/40 "	60,165,751	66,900,798
5.500% due 10/01/42 "	6,600,000	7,357,968
6.000% due 06/20/35 - 10/01/42 "	43,681,721	49,422,718
6.500% due 10/20/37 "	3,201,869	3,692,799

		250,772,571

Total Mortgage-Backed Securities (Cost $1,335,755,877)		1,369,728,443

ASSET-BACKED SECURITIES - 3.5%

ACE Securities Corp 0.997% due 04/25/34 " §	2,649,426	2,347,151
Aegis Asset-Backed Securities Trust 1.237% due 04/25/34 " §	2,212,558	1,779,928
Ameriquest Mortgage Securities Inc 0.562% due 04/25/34 " §	2,345,208	2,042,596
Argent Securities Inc 1.117% due 10/25/34 " §	6,950,000	5,483,352
Asset-Backed Securities Corp Home Equity 0.747% due 06/25/34 " §	2,523,680	2,494,067
Avis Budget Rental Car Funding AESOP LLC
2.100% due 03/20/19 " ~	2,300,000	2,349,963
2.802% due 05/20/18 " ~	2,125,000	2,236,550
3.150% due 03/20/17 " ~	2,210,000	2,350,443
Bear Stearns Asset-Backed Securities Trust 0.787% due 09/25/34 " §	1,531,804	1,398,105
Citigroup Mortgage Loan Trust Inc
0.287% due 05/25/37 " §	1,285,350	953,581
0.367% due 08/25/36 " §	907,343	801,910
0.647% due 07/25/35 " §	1,455,000	1,422,898
Countrywide Asset-Backed Certificates 0.277% due 11/25/37 " §	1,379,981	1,372,280
Countrywide Home Equity Loan Trust 0.371% due 11/15/36 " §	283,193	206,706
Credit-Based Asset Servicing & Securitization LLC 0.997% due 07/25/33 " §	1,634,812	1,268,428
Education Funding Capital Trust I 2.430% due 12/15/42 " §	4,450,000	4,256,291
EFS Volunteer No 2 LLC 1.567% due 03/25/36 " § ~	3,800,000	3,902,241
EFS Volunteer No 3 LLC 1.217% due 04/25/33 " § ~	3,200,000	3,186,754
Greenpoint Manufactured Housing
2.983% due 03/18/29 " §	2,625,000	2,249,178
3.609% due 06/19/29 " §	1,100,000	916,935
3.737% due 02/20/30 " §	1,150,000	935,666
3.740% due 02/20/32 " §	1,900,000	1,523,992
3.740% due 03/13/32 " §	2,775,000	2,324,751
7.270% due 06/15/29 "	4,720,000	4,504,740
GSAA Trust 0.377% due 07/25/36 " §	2,885,485	1,522,399

	Principal Amount	Value
GSAMP Trust 0.767% due 03/25/34 " §	$3,969,182	$3,911,689
Hertz Vehicle Financing LLC 5.290% due 03/25/16 " ~	3,380,000	3,710,569
Home Equity Asset Trust 0.647% due 02/25/36 " § r	2,000,000	1,304,601
KeyCorp Student Loan Trust 0.711% due 10/25/32 " §	2,432,529	2,247,810
Nelnet Student Loan Trust
0.611% due 01/25/37 " §	1,293,938	1,230,732
1.090% due 02/25/39 " §	3,650,000	3,212,602
NorthStar Education Finance Inc 1.710% due 01/29/46 " §	2,500,000	2,089,252
Novastar Home Equity Loan 1.277% due 12/25/33 " §	2,194,328	1,917,892
Origen Manufactured Housing
2.313% due 04/15/37 " §	13,098,023	8,556,925
2.659% due 10/15/37 " §	12,100,000	7,758,490
PAMCO CLO 7.910% due 08/06/12 "	2,426,930	773,584
Residential Asset Mortgage Products Inc
0.627% due 11/25/35 " § r	2,000,000	1,726,131
5.350% due 02/25/33 " §	2,607,032	2,368,512
Residential Asset Securities Corp 0.367% due 06/25/36 " §	3,280,714	3,158,581
Saxon Asset Securities Trust 0.907% due 05/25/35 " §	2,904,228	2,563,598
SLM Student Loan Trust
0.561% due 01/25/27 " §	4,100,000	3,972,008
0.571% due 01/25/27 " §	3,950,000	3,746,660
0.679% due 12/15/25 " § ~	3,150,000	3,087,430
0.970% due 05/26/26 " §	2,200,000	2,204,257
Structured Asset Investment Loan Trust 1.217% due 10/25/33 " §	1,200,000	1,028,641
Structured Asset Securities Corp 3.450% due 02/25/32 "	3,445,329	3,419,396

Total Asset-Backed Securities (Cost $118,301,721)		117,820,265

U.S. GOVERNMENT AGENCY ISSUES - 2.9%

Fannie Mae
0.000% due 10/09/19	30,610,000	26,979,440
6.625% due 11/15/30	15,850,000	24,416,576
Financing Corp Strips
0.000% due 08/03/18	960,000	889,169
0.000% due 11/02/18	12,210,000	11,240,233
0.000% due 12/06/18	5,350,000	4,913,713
0.000% due 12/27/18	10,969,000	10,059,780
0.000% due 03/07/19	2,060,000	1,879,725
0.000% due 09/26/19	5,315,000	4,770,972
Tennessee Valley Authority 5.250% due 09/15/39	8,810,000	11,740,928

Total U.S. Government Agency Issues (Cost $87,870,549)		96,890,536

U.S. TREASURY OBLIGATIONS - 12.0%

U.S. Treasury Bonds - 5.8%

2.750% due 08/15/42	63,120,000	62,173,200
3.000% due 05/15/42	5,000,000	5,192,970
3.125% due 11/15/41	54,200,000	57,824,625
3.125% due 02/15/42	62,900,000	67,008,188

		192,198,983

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 0.8%

2.500% due 01/15/29 ^ ‡	$12,955,201	$18,567,433
3.875% due 04/15/29 ^ ‡	5,728,148	9,534,680

		28,102,113

U.S. Treasury Notes - 5.4%

0.250% due 08/31/14	2,110,000	2,110,907
0.500% due 05/31/13	130,000	130,300
0.625% due 08/31/17	33,670,000	33,704,209
0.750% due 06/30/17	18,400,000	18,546,630
1.000% due 09/30/16	1,710,000	1,746,873
1.000% due 08/31/19	78,820,000	78,684,508
1.250% due 04/30/19	9,610,000	9,796,943
1.625% due 08/15/22	9,220,000	9,214,237
1.750% due 05/15/22	25,010,000	25,375,396

		179,310,003

Total U.S. Treasury Obligations (Cost $385,990,383)		399,611,099

FOREIGN GOVERNMENT BONDS & NOTES - 3.1%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 4,518,000	2,285,452
10.000% due 01/01/17	62,889,000	32,112,282
10.000% due 01/01/21	3,202,000	1,614,254
Malaysia Government Bond (Malaysia)
3.835% due 08/12/15	MYR 25,480,000	8,481,518
4.262% due 09/15/16	5,325,000	1,808,101
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 258,216,300	21,916,574
8.000% due 06/11/20	341,768,000	31,399,297
10.000% due 12/05/24	14,760,000	1,615,541

Total Foreign Government Bonds & Notes (Cost $102,687,863)		101,233,019

MUNICIPAL BONDS - 0.6%

Pennsylvania Higher Education Assistance Agency
0.319% due 05/01/46 §	$750,000	700,378
1.043% due 05/01/46 §	2,025,000	1,891,388
1.185% due 05/01/46 §	16,925,000	15,825,196
Student Loan Funding Corp OH ‘A’ 0.263% due 09/01/47 §	1,300,000	1,289,036

Total Municipal Bonds (Cost $18,855,264)		19,705,998

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $605,884)		17,075

SHORT-TERM INVESTMENTS - 11.9%

U.S. Government Agency Issues - 9.1%

Fannie Mae
0.000% due 10/15/12	100,000,000	99,996,111
0.112% due 02/01/13	29,000,000	28,988,835
Federal Home Loan Bank
0.081% due 12/03/12	40,220,000	40,214,011
0.086% due 10/02/12	10,000,000	9,999,977
Freddie Mac
0.101% due 10/16/12	25,000,000	24,998,958
0.122% due 10/11/12	100,000,000	99,996,667

		304,194,559

	Principal Amount	Value
Repurchase Agreements - 2.8%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $68,425,975; collateralized by Fannie Mae: 0.750% - 3.400% due 04/10/15 - 09/27/32 and value $68,980,456 and U.S. Treasury Notes: 1.500% due 07/31/16 and value $818,656)	$68,425,918	$68,425,918
The Royal Bank of Scotland Group PLC 0.150% due 10/01/12 (Dated 09/28/12, repurchase price of $25,000,313; collateralized by U.S. Treasury Notes: 0.875% due 02/28/17 and value $25,510,924)	25,000,000	25,000,000

		93,425,918

Total Short-Term Investments (Cost $397,621,100)		397,620,477

TOTAL INVESTMENTS - 111.9% (Cost $3,557,506,058)		3,728,352,257

OTHER ASSETS & LIABILITIES, NET - (11.9%)		(397,191,270)

NET ASSETS - 100.0%		$3,331,160,987

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, 0.3% of the portfolio’s net assets were reported illiquid by the portfolio manager or advisor under the Fund’s policy.

(c)	As of September 30, 2012, investments with total aggregate values of $4,571,007 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $2,061,032 in cash was segregated as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Notes (12/12)	294	EUR 29,400,000	$460,183
Eurodollar (06/13)	267	$267,000,000	12,482
U.S. Treasury 30-Year Bonds (12/12)	169	16,900,000	(207,885)

			264,780

Short Futures Outstanding
Eurodollar (06/14)	267	267,000,000	(20,893)
U.S. Treasury 2-Year Notes (12/12)	53	10,600,000	(3,313)
U.S. Treasury 5-Year Notes (12/12)	337	33,700,000	(179,806)
U.S. Treasury 10-Year Notes (12/12)	2,779	277,900,000	(1,648,953)
U.S. Treasury 30-Year Bonds (12/12)	937	93,700,000	304,314

			(1,548,651)

Total Futures Contracts			($1,283,871)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	19,536,596	EUR	15,825,000	10/12	CIT	($803,895)
USD	41,843,240	EUR	51,849,423	11/12	CIT	(1,945,475)
USD	13,750,000	EUR	1,083,500,000	10/12	JPM	(136,527)
USD	25,611,647	EUR	20,612,000	11/12	MSC	(887,746)
USD	22,397,000	GBP	35,021,818	11/12	CIT	(1,139,965)
USD	13,832,857	JPY	1,083,500,000	11/12	CIT	56,117

Total Forward Foreign Currency Contracts						($4,857,491)

(f)	Purchased options outstanding as of September 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	$98.75	12/14/12	MER	924	$577,541	$11,550
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	99.13	12/14/12	MER	221	28,343	5,525

Total Purchased Options					$605,884	$17,075

(g)	Transactions in written options for the nine-month period ended September 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2011	238	-	$82,527
Call Options Written	2,222	58,334,000	996,420
Put Options Written	3,538	538,092,200	5,032,307
Call Options Expired	(376)	-	(75,825)
Put Options Expired	(790)	(369,861,000)	(1,542,884)
Call Options Closed	(1,586)	(58,334,000)	(815,128)
Put Options Closed	(1,581)	(168,231,200)	(3,148,816)

Outstanding, September 30, 2012	1,665	-	$528,601

(h)	Premiums received and value of written options outstanding as of September 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 30-Year U.S. Treasury Note Futures (12/12)	$155.00	11/23/12	MER	260	$105,467	($146,250)

Put - CME 30-Year U.S. Treasury Note Futures (12/12)	141.00	11/23/12	MER	260	121,030	(97,500)
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	98.25	12/14/12	MER	924	297,297	(5,775)
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	98.63	12/14/12	MER	221	4,807	(1,381)

					423,134	(104,656)

Total Written Options					$528,601	($250,906)

(i)	Swap agreements outstanding as of September 30, 2012 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CMBX 1 2006-1	0.100%	10/12/52	CSF	$7,042,754	$169,682	$278,978	($109,296)
CMBX 1 2006-1	0.100%	10/12/52	GSC	2,095,003	50,475	86,419	(35,944)
CMBX 1 2006-1	0.100%	10/12/52	JPM	3,982,895	95,960	134,423	(38,463)
CMBX 1 2006-1	0.100%	10/12/52	MSC	6,957,122	167,618	269,588	(101,970)

					$483,735	$769,408	($285,673)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX 2 2006-2	0.070%	03/15/49	BOA	$4,991,000	($187,124)	($293,221)	$106,097
CMBX 2 2006-2	0.070%	03/15/49	CSF	2,729,000	(102,316)	(160,329)	58,013
CMBX 4 2007-2	0.350%	02/17/51	CSF	1,600,000	(100,271)	(130,000)	29,729
CMBX NA AM 1	0.500%	10/12/52	CSF	607,000	(34,160)	(56,337)	22,177
CMBX NA AM 1	0.500%	10/12/52	GSC	1,572,000	(88,469)	(145,410)	56,941

					($512,340)	($785,297)	$272,957

Total Credit Default Swaps					($28,605)	($15,889)	($12,716)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Interest from Fannie Mae	1-Month USD-LIBOR - 0.249 bp	BRC	01/12/41	$868,422	($23,980)	($160)	($23,820)

Total Swap Agreements					($52,585)	($16,049)	($36,536)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,467,099	$7,467,099	$-	$-
	Corporate Bonds & Notes	1,157,966,864	-	1,152,549,489	5,417,375
	Senior Loan Notes	60,291,382	-	60,291,382	-
	Mortgage-Backed Securities	1,369,728,443	-	1,364,181,025	5,547,418
	Asset-Backed Securities	117,820,265	-	117,046,681	773,584
	U.S. Government Agency Issues	96,890,536	-	96,890,536	-
	U.S. Treasury Obligations	399,611,099	-	399,611,099	-
	Foreign Government Bonds & Notes	101,233,019	-	101,233,019	-
	Municipal Bonds	19,705,998	-	19,705,998	-
	Short-Term Investments	397,620,477	-	397,620,477	-
	Derivatives:
	Credit Contracts
	Swaps	483,735	-	483,735	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	56,117	-	56,117	-
	Interest Rate Contracts
	Futures	776,979	776,979	-	-
	Purchased Options	17,075	17,075	-	-

	Total Interest Rate Contracts	794,054	794,054	-	-

	Total Assets - Derivatives	1,333,906	794,054	539,852	-

	Total Assets	3,729,669,088	8,261,153	3,709,669,558	11,738,377

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(512,340)	-	(512,340)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,913,608)	-	(4,913,608)	-
	Interest Rate Contracts
	Futures	(2,060,850)	(2,060,850)	-	-
	Written Options	(250,906)	(250,906)	-	-
	Swaps	(23,980)	-	(23,980)	-

	Total Interest Rate Contracts	(2,335,736)	(2,311,756)	(23,980)	-

	Total Liabilities - Derivatives	(7,761,684)	(2,311,756)	(5,449,928)	-

	Total Liabilities	(7,761,684)	(2,311,756)	(5,449,928)	-

	Total	$3,721,907,404	$5,949,397	$3,704,219,630	$11,738,377

During the nine-month period ended September 30, 2012, investments with a total aggregate value of $57,669,397 were transferred from level 3 to level 2 due to valuation being updated from a price determined by a valuation committee established under the Fund Procedures to an evaluated vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Municipal Bonds	Total
Value, Beginning of Period	$3,571,807	$29,655,986	$11,656,411	$23,751,528	$68,635,732
Purchases	4,815,376	4,441,745	-	-	9,257,121
Sales (includes paydowns)	(408,952)	(1,363,202)	(3,738,566)	(4,850,000)	(10,360,720)
Accrued Discounts (Premiums)	(11,773)	(36)	15,017	45,448	48,656
Net Realized Gains (Losses)	(14,926)	(593)	47,666	362,354	394,501
Change in Net Unrealized Appreciation	394,041	379,825	261,949	396,668	1,432,483
Transfers In	-	-	-	-	-
Transfers Out	(2,928,198)	(27,566,307)	(7,468,893)	(19,705,998)	(57,669,396)

Value, End of Period	$5,417,375	$5,547,418	$773,584	$-	$11,738,377

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$87,217	$14,058	($26,031)	$-	$75,244

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.6%

Consumer Discretionary - 0.6%

Euramax Holdings Inc ‘A’ * ¯	947	$210,797
Metro-Goldwyn-Mayer Studios Inc * ¯	178,408	5,675,604

		5,886,401

Total Common Stocks (Cost $4,342,094)		5,886,401

	Principal Amount

CORPORATE BONDS & NOTES - 5.1%

Consumer Discretionary - 1.2%

AMC Entertainment Inc 8.750% due 06/01/19	$500,000	553,750
Boyd Acquisition Sub LLC 8.375% due 02/15/18 ~	60,000	62,700
Cablevision Systems Corp 7.750% due 04/15/18	500,000	556,250
Caesars Entertainment Operating Co Inc 5.375% due 12/15/13	55,000	53,075
CCO Holdings LLC
5.250% due 09/30/22	250,000	252,500
7.875% due 04/30/18	1,000,000	1,087,500
Chrysler Group LLC 8.250% due 06/15/21	1,000,000	1,070,000
Claire’s Stores Inc 9.000% due 03/15/19 ~	90,000	93,825
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	500,000	541,250
Continental Rubber of America Corp 4.500% due 09/15/19 ~	170,000	174,080
DISH DBS Corp 5.875% due 07/15/22 ~	115,000	118,450
Education Management LLC 8.750% due 06/01/14	280,000	221,900
Ford Motor Co 7.450% due 07/16/31	1,000,000	1,248,750
Laureate Education Inc 11.250% due 08/15/15 § ~	1,000,000	1,035,000
Limited Brands Inc 5.625% due 02/15/22	195,000	211,087
MGM Resorts International
5.875% due 02/27/14	500,000	522,500
7.750% due 03/15/22	140,000	147,000
Michaels Stores Inc 7.750% due 11/01/18 ~	65,000	69,875
National CineMedia LLC 6.000% due 04/15/22 ~	60,000	63,600
Party City Holdings Inc 8.875% due 08/01/20 ~	160,000	171,200
Penske Automotive Group Inc 5.750% due 10/01/22 ~	35,000	36,050
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	1,000,000	1,115,000
Regal Entertainment Group 9.125% due 08/15/18	1,000,000	1,122,500
Ruby Tuesday Inc 7.625% due 05/15/20 ~	165,000	159,225
Sally Holdings LLC 5.750% due 06/01/22	230,000	246,100
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	101,750
ServiceMaster Co 7.000% due 08/15/20 ~	140,000	144,200

	Principal Amount	Value
Starz LLC 5.000% due 09/15/19 ~	$85,000	$87,338
Toys R Us Inc 7.375% due 09/01/16 ~	60,000	61,350
VWR Funding Inc 7.250% due 09/15/17 ~	235,000	238,966
Wolverine World Wide Inc 6.125% due 10/15/20 ~	50,000	51,750

		11,618,521

Consumer Staples - 0.2%

Constellation Brands Inc
4.625% due 03/01/23	90,000	92,250
6.000% due 05/01/22	70,000	79,975
Innovation Ventures LLC 9.500% due 08/15/19 ~	70,000	67,900
Nufarm Ltd (Australia) 6.375% due 10/15/19 ~	50,000	50,000
Pinnacle Foods Finance LLC 9.250% due 04/01/15	756,000	776,790
Reynolds Group Issuer Inc
5.750% due 10/15/20 ~	245,000	245,306
7.875% due 08/15/19	150,000	162,750
Smithfield Foods Inc 6.625% due 08/15/22	125,000	130,000
Spectrum Brands Inc 6.750% due 03/15/20 ~	75,000	77,719
The Pantry Inc 8.375% due 08/01/20 ~	95,000	97,612

		1,780,302

Energy - 0.7%

Berry Petroleum Co 6.750% due 11/01/20	1,000,000	1,070,000
Bristow Group Inc 6.250% due 10/15/22	100,000	102,750
Coffeyville Resources LLC 9.000% due 04/01/15 ~	750,000	804,375
Concho Resources Inc 5.500% due 04/01/23	100,000	104,625
Continental Resources Inc
5.000% due 09/15/22 ~	305,000	319,106
5.000% due 09/15/22	35,000	36,663
Eagle Rock Energy Partners LP 8.375% due 06/01/19 ~	35,000	34,563
EP Energy LLC
6.875% due 05/01/19 ~	185,000	198,181
9.375% due 05/01/20 ~	140,000	152,775
Forest Oil Corp 7.500% due 09/15/20 ~	130,000	129,187
Halcon Resources Corp 9.750% due 07/15/20 ~	125,000	128,125
Laredo Petroleum Inc
7.375% due 05/01/22	80,000	86,800
9.500% due 02/15/19	500,000	568,750
MarkWest Energy Partners LP 5.500% due 02/15/23	60,000	63,000
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	138,937
Newfield Exploration Co 5.625% due 07/01/24	160,000	177,800
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	490,000	443,450
Oil States International Inc 6.500% due 06/01/19	785,000	837,987
Penn Virginia Resource Partners LP 8.375% due 06/01/20 ~	65,000	67,438
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	115,000	119,888

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
QEP Resources Inc 5.250% due 05/01/23	$100,000	$102,500
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	345,000	348,019
SM Energy Co 6.500% due 01/01/23 ~	85,000	89,356
Tesoro Corp 5.375% due 10/01/22	130,000	134,225

		6,258,500

Financials - 0.4%

Ally Financial Inc
4.625% due 06/26/15	110,000	112,877
8.000% due 12/31/18	1,000,000	1,130,000
CIT Group Inc
4.750% due 02/15/15 ~	500,000	523,750
5.250% due 03/15/18	30,000	32,325
E*TRADE Financial Corp 12.500% due 11/30/17	500,000	570,625
First Data Corp
6.750% due 11/01/20 ~	230,000	229,712
7.375% due 06/15/19 ~	140,000	145,075
General Motors Financial Co Inc 4.750% due 08/15/17 ~	845,000	867,511
Hub International Ltd 8.125% due 10/15/18 ~	90,000	91,575
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	200,000	214,000
Nuveen Investments Inc 9.500% due 10/15/20 ~	165,000	165,000
TransUnion Holding Co Inc 9.625% due 06/15/18 ~	170,000	186,150

		4,268,600

Health Care - 0.8%

Alere Inc 9.000% due 05/15/16	1,000,000	1,072,500
Biomet Inc 6.500% due 08/01/20 ~	145,000	150,619
CDRT Holding Corp 9.250% due 10/01/17 ~	100,000	97,000
CHS/Community Health Systems Inc
5.125% due 08/15/18	155,000	161,200
7.125% due 07/15/20	160,000	170,900
DaVita Inc 5.750% due 08/15/22	265,000	276,925
DJO Finance LLC
8.750% due 03/15/18 ~	25,000	26,719
9.875% due 04/15/18 ~	50,000	49,625
Endo Health Solutions Inc 7.000% due 07/15/19	485,000	525,012
HCA Inc 7.500% due 02/15/22	835,000	949,812
Hologic Inc 6.250% due 08/01/20 ~	305,000	324,825
INC Research LLC 11.500% due 07/15/19 ~	65,000	65,650
Kinetic Concepts Inc
10.500% due 11/01/18 ~	250,000	265,625
12.500% due 11/01/19 ~	100,000	95,000
Multiplan Inc 9.875% due 09/01/18 ~	1,000,000	1,110,000
Pharmaceutical Product Development Inc 9.500% due 12/01/19 ~	1,000,000	1,127,500
Physio-Control International Inc 9.875% due 01/15/19 ~	100,000	110,000
United Surgical Partners International Inc 9.000% due 04/01/20 ~	65,000	70,850
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	135,000	138,038

	Principal Amount	Value
VPI Escrow Corp 6.375% due 10/15/20 ~	$165,000	$169,125
Warner Chilcott Co LLC 7.750% due 09/15/18	680,000	729,300

		7,686,225

Industrials - 0.5%

ACCO Brands Corp 6.750% due 04/30/20 ~	130,000	136,175
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	65,000	66,463
Air Lease Corp 4.500% due 01/15/16 ~	500,000	502,500
Aircastle Ltd (Bermuda)
6.750% due 04/15/17	55,000	59,538
7.625% due 04/15/20	505,000	561,812
Belden Inc 5.500% due 09/01/22 ~	65,000	66,788
Covanta Holding Corp 6.375% due 10/01/22	95,000	103,769
General Cable Corp 5.750% due 10/01/22 ~	100,000	102,000
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	735,250
International Lease Finance Corp 8.750% due 03/15/17	1,000,000	1,175,000
Isabelle Acquisition Sub Inc 10.000% due 11/15/18 ~	150,000	163,312
Nielsen Finance LLC 4.500% due 10/01/20 ~	165,000	164,794
Nortek Inc
8.500% due 04/15/21	35,000	37,450
10.000% due 12/01/18	105,000	116,550
TransDigm Inc 7.750% due 12/15/18	770,000	854,700
UR Merger Sub Corp
7.375% due 05/15/20 ~	60,000	64,650
7.625% due 04/15/22 ~	135,000	148,162

		5,058,913

Information Technology - 0.3%

Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	59,675
Amkor Technology Inc 6.375% due 10/01/22 ~	20,000	19,725
Equinix Inc 7.000% due 07/15/21	1,000,000	1,123,750
Lawson Software Inc 9.375% due 04/01/19 ~	165,000	183,975
Lender Processing Services Inc 5.750% due 04/15/23	95,000	95,000
NCR Corp 5.000% due 07/15/22 ~	80,000	81,200
SSI Investments II Ltd 11.125% due 06/01/18	100,000	113,500
SunGard Data Systems Inc 10.250% due 08/15/15	1,000,000	1,027,500

		2,704,325

Materials - 0.2%

FMG Resources August 2006 Property Ltd (Australia) 7.000% due 11/01/15 ~	30,000	30,000
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	165,000	162,112
LyondellBasell Industries NV (Netherlands) 5.750% due 04/15/24	200,000	228,500
Molycorp Inc 10.000% due 06/01/20 ~	115,000	114,425

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
New Gold Inc (Canada) 7.000% due 04/15/20 ~	$45,000	$47,925
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	168,094
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,125,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	30,000	32,550
Tronox Finance LLC 6.375% due 08/15/20 ~	140,000	141,925

		2,050,531

Telecommunication Services - 0.5%

Avaya Inc 10.125% due 11/01/15	250,000	224,375
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	200,000	205,400
9.125% due 01/15/15 ~	275,000	282,590
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,075,000
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	105,000	113,400
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	250,000	265,937
Nextel Communications Inc 7.375% due 08/01/15	104,000	104,650
SBA Communications Corp 5.625% due 10/01/19 ~	130,000	132,763
SBA Telecommunications Inc 5.750% due 07/15/20 ~	125,000	131,719
Sprint Nextel Corp
6.000% due 12/01/16	855,000	884,925
7.000% due 08/15/20	180,000	187,875
9.000% due 11/15/18 ~	100,000	120,250
9.125% due 03/01/17	100,000	113,750
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	250,000	266,250
Windstream Corp 7.750% due 10/01/21	1,000,000	1,082,500

		5,191,384

Utilities - 0.3%

AmeriGas Finance LLC
6.750% due 05/20/20	120,000	128,400
7.000% due 05/20/22	150,000	162,000
DPL Inc 7.250% due 10/15/21 ~	1,000,000	1,145,000
Edison Mission Energy 7.500% due 06/15/13	250,000	138,750
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,095,000

		2,669,150

Total Corporate Bonds & Notes (Cost $46,067,606)		49,286,451

SENIOR LOAN NOTES - 93.3%

Consumer Discretionary - 30.6%

99 Cents Only Stores 5.250% due 01/11/19 §	645,133	653,197
Acosta Inc
Term B
5.750% due 03/01/18 §	1,590,088	1,599,689
Term C
5.750% due 03/01/18 §	773,063	777,894
Advantage Sales & Marketing Inc Term B 5.250% due 12/18/17 §	2,382,563	2,389,115
Affinion Group Inc Term B 5.000% due 07/16/15 §	4,103,965	3,780,778

	Principal Amount	Value
Affinity Gaming LLC Term B 5.500% due 11/09/17 §	$497,500	$504,962
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	714,125	716,803
Allison Transmission Inc
Term B1 (Non-Extended)
2.720% due 08/07/14 §	2,468,698	2,477,563
Term B3
4.250% due 08/23/19 §	2,817,938	2,831,148
Altegrity Inc
2.969% due 02/21/15 §	2,143,922	1,999,207
Tranche D
7.750% due 02/20/15 §	860,027	860,027
AMC Entertainment Inc
Term B2 (Extended)
4.250% due 12/15/16 §	1,947,781	1,959,781
Term B3
4.750% due 02/22/18 §	1,240,625	1,250,054
AMC Networks Inc Term B 4.000% due 12/31/18 §	2,723,087	2,725,356
Ameristar Casinos Inc Term B 4.000% due 04/16/18 §	1,299,078	1,307,661
ARAMARK Corp
(Extended) (Letter of Credit)
3.464% due 07/26/16 §	169,638	169,744
3.496% due 07/26/16 §	307,355	307,611
Term B (Extended)
3.466% due 07/26/16 §	4,673,529	4,677,422
Term C (Extended)
3.568% due 07/26/16 §	2,105,790	2,107,106
Ascena Retail Group Inc Term B 4.750% due 06/14/18 §	1,022,438	1,031,810
Ascend Learning Inc Term B 5.753% due 05/23/17 §	2,269,283	2,274,956
Asurion LLC
(1st Lien)
5.500% due 05/24/18 §	10,026,511	10,093,569
(2nd Lien)
9.000% due 05/24/19 §	222,930	231,011
Autoparts Holdings Ltd (1st Lien) 6.500% due 07/28/17 §	519,750	519,750
BAR/BRI Review Courses Inc Term B 6.000% due 06/16/17 §	827,688	829,757
BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	1,596,563	1,606,142
Brickman Group Holdings Inc Term B 5.500% due 10/14/16 §	2,417,867	2,442,045
Burger King Corp Term B due 09/27/19 µ	3,150,000	3,159,844
Caesars Entertainment Operating Co
Term B2
3.217% due 01/28/15 §	1,500,000	1,461,141
Term B6 (Extended)
5.467% due 01/26/18 §	3,872,847	3,529,825
Catalina Marketing Corp 2.966% due 10/01/14 §	4,871,952	4,853,682
Cedar Fair LP Term B 4.000% due 12/15/17 §	1,887,852	1,902,247
Cengage Learning Acquisitions Inc (Non-Extended) 2.470% due 07/03/14 §	3,291,803	3,139,100
Cequel Communications LLC Term B 4.000% due 02/14/19 §	6,641,625	6,676,912
Charter Communications Operating LLC
Term C (Extended)
3.470% due 09/06/16 §	7,560,498	7,582,022
Term D
4.000% due 05/15/19 §	2,935,250	2,954,696
Chrysler Group LLC Term B 6.000% due 05/24/17 §	7,509,950	7,672,142

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Clear Channel Communications Inc Term B 3.866% due 01/28/16 §	$1,476,399	$1,210,647
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	2,288,006	2,308,026
Crown Media Holdings Inc Term B 5.750% due 07/14/18 §	610,313	613,364
Cumulus Media Inc (1st Lien) 5.750% due 09/17/18 §	5,379,962	5,417,428
Dave & Buster’s Inc 5.500% due 06/01/16 §	1,955,000	1,964,775
DineEquity Inc Term B 4.298% due 10/19/17 §	1,391,900	1,403,731
Dunkin Brands Inc Term B2 4.000% due 11/23/17 §	5,744,235	5,746,797
Education Management LLC Term C3 8.250% due 03/29/18 §	2,635,651	2,337,822
Entercom Radio LLC Term B 6.250% due 11/23/18 §	707,000	712,391
Evergreen Acquisition Co 1 LP Term B 6.250% due 07/09/19 §	773,063	783,692
Federal-Mogul Corp Term B 2.166% due 12/29/14 §	5,572,078	5,448,695
Term C
2.159% due 12/28/15 §	2,937,865	2,872,812
FoxCo Acquisition Sub LLC Term B 5.500% due 07/31/17 §	1,600,000	1,616,000
FTD Inc 4.750% due 06/11/18 §	1,554,985	1,562,760
General Nutrition Centers Inc Term B 5.250% due 03/02/18 §	8,258,744	8,273,494
Genpact International Inc Term B 4.250% due 08/30/19 §	1,875,000	1,883,203
Getty Images Inc 5.250% due 11/07/16 §	2,258,049	2,263,283
Go Daddy Operating Co LLC 5.500% due 12/17/18 §	1,930,500	1,925,064
Harbor Freight Tools USA Inc Term B 5.500% due 11/14/17 §	1,175,000	1,181,609
HHI Holdings LLC Term B 7.000% due 03/21/17 §	937,990	937,990
Instant Web Inc (Delayed Draw) 3.591% due 08/07/14 §	206,373	160,971
Term B
3.591% due 08/07/14 §	1,979,723	1,544,184
Interactive Data Corp Term B 4.500% due 02/12/18 §	3,726,951	3,752,555
Isle of Capri Casinos Inc Term B 4.750% due 03/24/17 §	1,182,000	1,192,097
J Crew Group Inc Term B 4.750% due 03/07/18 §	4,172,188	4,178,893
Jo-Ann Stores Inc 4.750% due 03/16/18 §	3,674,226	3,689,154
Kabel Deutschland GmbH Term F (Germany) 4.250% due 02/01/19 §	1,400,000	1,404,124
Landry’s Inc Term B 6.500% due 04/24/18 §	1,592,000	1,616,278
Language Line LLC Term B 6.250% due 06/20/16 §	2,638,526	2,624,233
Las Vegas Sands LLC (Extended) (Delayed Draw) 2.720% due 11/23/16 §	592,993	590,770
Term B (Extended)
2.720% due 11/23/16 §	2,934,712	2,927,784
Laureate Education Inc (Extended) 5.250% due 06/18/18 §	3,947,443	3,903,035
LIN Television Corp Term B 5.000% due 12/21/18 §	769,188	778,802

	Principal Amount	Value
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	$2,061,409	$2,069,981
LodgeNet Entertainment Corp 6.500% due 04/04/14 §	607,953	461,538
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,910,000	3,890,450
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,867,450	5,804,375
Meritas LLC (1st Lien) 7.500% due 07/28/17 §	940,625	940,625
Michaels Stores Inc Term B3 (Extended) 4.912% due 07/29/16 §	6,480,355	6,542,845
Midcontinent Communications Term B 4.000% due 12/30/16 §	1,933,797	1,933,797
National Bedding Co LLC (Extended) (1st Lien) 6.000% due 11/28/13 §	4,392,840	4,390,095
National Vision Inc Term B 7.000% due 08/02/18 §	922,688	927,301
Nelson Education Ltd (Canada) 2.862% due 07/03/14 §	2,294,056	1,927,007
Nexstar Broadcasting Inc Term B 5.000% due 09/30/16 §	984,938	987,400
NPC International Inc Term B 5.250% due 12/28/18 §	845,750	856,322
Ollie’s Bargain Outlet Inc due 09/27/19 µ	550,000	544,500
Orbitz Worldwide Inc 3.216% due 07/25/14 §	2,682,995	2,610,331
OSI Restaurant Partners LLC (Revolver)
0.673% due 06/14/13 §	457,079	455,651
Term B
2.500% due 06/14/14 §	4,591,705	4,577,356
P.F. Chang’s China Bistro Inc Term B 6.250% due 07/02/19 §	475,000	480,344
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,077,348	3,096,902
Pilot Travel Centers LLC
Term B
3.750% due 03/30/18 §	2,282,716	2,294,130
Term B2
4.250% due 08/07/19 §	775,000	779,844
Pinnacle Entertainment Inc Series A (Incremental) 4.000% due 03/19/19 §	721,375	726,334
Raycom TV Broadcasting Inc Term B 4.500% due 05/31/17 §	1,110,938	1,105,383
RE/MAX International Inc 5.500% due 04/15/16 §	1,759,702	1,772,900
RGIS Services LLC (Extended)
4.612% due 10/18/16 §	2,062,780	2,042,152
Term C
5.500% due 10/18/17 §	1,616,875	1,614,854
Sabre Inc (Non-Extended) (Initial) 2.216% due 09/30/14 §	2,525,176	2,520,442
Sagittarius Restaurants LLC Term B 7.500% due 05/18/15 §	845,000	845,528
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	1,674,257	1,682,454
Serta Simmons Holdings LLC due 09/19/19 µ	1,850,000	1,845,210
ServiceMaster Co (Extended) 4.480% due 01/31/17 §	4,865,005	4,889,330
Sinclair Television Group Inc Term B 4.000% due 10/28/16 §	963,901	970,729
Six Flags Theme Parks Inc Term B 4.250% due 12/20/18 §	2,275,000	2,292,053

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
SRAM LLC Term B 4.772% due 06/07/18 §	$1,516,261	$1,535,215
SymphonyIRI Group Inc Term B 5.000% due 12/01/17 §	1,061,562	1,061,562
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	8,250,000	8,335,940
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	5,400,000	5,438,966
The Pep Boys-Manny Moe & Jack Term B due 10/17/18 µ	525,000	521,062
Town Sports International Inc Term B 5.750% due 05/11/18 §	1,108,220	1,123,458
Travelport LLC
(Extended)
4.961% due 08/21/15 §	2,975,123	2,842,483
(Extended) (Delayed Draw)
4.961% due 08/21/15 §	1,181,210	1,128,548
Tranche S
4.862% due 08/21/15 §	768,384	734,127
Univision Communications Inc (Extended) 4.466% due 03/31/17 §	6,333,260	6,284,880
Veyance Technologies Inc
(Delayed Draw)
2.470% due 07/31/14 §	246,045	243,461
(Initial)
2.470% due 07/31/14 §	1,717,791	1,699,755
Term B (Incremental)
5.500% due 07/31/14 §	422,875	423,404
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,639,624	2,556,193
VWR Funding Inc
(Non-Extended)
2.716% due 06/30/14 §	1,459,615	1,461,440
Term B (Extended)
4.466% due 04/03/17 §	2,467,472	2,481,351
Warnaco Inc 3.750% due 06/15/18 §	641,875	645,084
Weather Channel Term B 4.250% due 02/13/17 §	7,923,506	7,984,581
Weight Watchers International Inc Term F 4.000% due 03/15/19 §	1,695,750	1,697,870
Wendy’s International Inc Term B 4.750% due 05/15/19 §	2,375,000	2,399,120
Wolverine World Wide Inc Term B due 07/31/19 µ	625,000	633,203
Zuffa LLC Term B 2.250% due 06/19/15 §	2,901,108	2,850,339

		295,842,437

Consumer Staples - 6.4%

Blue Buffalo Co Ltd Term B 6.500% due 08/08/19 §	1,350,000	1,350,000
Brasa Holdings Inc (1st Lien) 7.500% due 07/19/19 §	525,000	523,688
Clearwater Seafoods Ltd Partnership Term B (Canada) 6.750% due 06/06/18 §	500,000	501,250
Del Monte Foods Co 4.500% due 03/08/18 §	9,275,996	9,279,864
Dole Food Co Inc Term B2 5.036% due 07/06/18 §	1,261,531	1,267,576
High Liner Foods Inc Term B (Canada) 7.000% due 12/19/17 §	843,625	852,061
JBS USA Holdings Inc 4.250% due 05/25/18 §	5,779,350	5,764,902
KIK Custom Products Inc
(1st Lien)
2.480% due 06/02/14 §	3,578,591	3,387,136

	Principal Amount	Value
(2nd Lien)
5.228% due 11/28/14 §	$2,500,000	$1,927,500
(Canadian Term Loan)
2.480% due 06/02/14 §	615,360	582,438
Michael Foods Group Inc 4.250% due 02/23/18 §	822,411	828,837
NBTY Inc Term B1 4.250% due 10/02/17 §	3,254,052	3,271,227
Pierre Foods Inc (1st Lien) 7.001% due 09/30/16 §	3,096,106	3,113,844
Pinnacle Foods Finance LLC
Term E
4.750% due 10/17/18 §	373,125	374,369
Term F
4.750% due 10/17/18 §	1,246,875	1,250,771
Prestige Brands Inc 5.268% due 01/31/19 §	556,439	562,898
Reynolds Group Holdings Ltd
due 02/09/18 µ	6,075,000	6,075,000
Term C
6.500% due 08/09/18 §	2,680,159	2,706,960
Rite Aid Corp
Term 2
1.974% due 06/04/14 §	5,759,535	5,721,372
Term 5
4.500% due 03/02/18 §	2,707,621	2,704,236
Solvest Ltd Term C2 (Bermuda) 5.021% due 07/06/18 §	2,257,481	2,268,298
Spectrum Brands Inc Term B 5.018% due 06/17/16 §	2,721,877	2,739,619
Sprouts Farmers Markets Holdings LLC (Incremental) 6.000% due 04/18/18 §	748,125	753,736
The Pantry Inc Term B 5.750% due 08/02/19 §	500,000	503,542
US Foods Inc Term B (Extended) 5.750% due 03/31/17 §	2,984,252	2,952,279
Wilton Brands LLC 7.500% due 08/30/18 §	750,000	758,437

		62,021,840

Energy - 3.5%

Arch Coal Inc Term B 5.750% due 05/16/18 §	2,768,063	2,794,005
Buffalo Gulf Coast Terminals LLC Term B 7.500% due 10/31/17 §	742,500	757,350
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	244,955	248,630
Term C
9.000% due 06/23/17 §	5,327,375	5,433,922
Crestwood Holdings LLC Term B 9.750% due 03/26/18 §	1,412,663	1,435,618
EIG Investors Corp
(2nd Lien)
11.000% due 10/22/18 §	325,000	328,250
Term B
7.750% due 04/20/18 §	1,770,563	1,784,396
Energy Transfer Equity LP Term B 3.750% due 03/24/17 §	3,375,000	3,378,048
Frac Tech International LLC Term B 8.500% due 05/06/16 §	1,962,198	1,894,135
Gibson Energy ULC Term B (Canada) 4.750% due 06/15/18 §	2,686,500	2,711,686
Invenergy LLC Term B 9.000% due 11/21/17 §	942,500	949,568
MEG Energy Corp Term B (Canada) 4.000% due 03/16/18 §	1,559,250	1,568,454

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	$4,123,052	$4,143,668
Patriot Coal Corp 9.250% due 10/02/13 §	950,000	958,312
Samson Investment Co (2nd Lien) 6.000% due 09/13/18 §	950,000	957,323
Sheridan Production Partners I LLC
6.500% due 04/20/17 §	2,307,480	2,317,095
Term 1-A
6.500% due 04/20/17 §	305,760	307,034
Term 1-M
6.500% due 04/20/17 §	186,760	187,538
Tervita Corp (Incremental) (Canada) 6.500% due 10/17/14 §	1,687,250	1,692,874

		33,847,906

Financials - 5.1%

American Capital Holdings Inc 5.500% due 07/19/16 §	950,000	959,500
AmWINS Group Inc (1st Lien) 5.750% due 06/06/19 §	1,172,063	1,176,458
Asset Acceptance Capital Corp Term B 8.750% due 11/14/17 §	1,660,312	1,681,066
BRSP LLC Term B 7.500% due 06/04/14 §	1,547,871	1,547,871
Citco III Ltd (Cayman) 5.500% due 06/29/18 §	2,123,125	2,139,048
CNO Financial Group Inc Term B2 due 09/20/18 µ	1,200,000	1,188,000
First Data Corp
(Add on)
due 09/30/18 § µ	1,425,000	1,402,438
Term B (Extended)
4.217% due 03/23/18 §	1,634,332	1,565,151
Term B1 (Non-Extended)
2.967% due 09/24/14 §	221,071	220,324
Term B3 (Non-Extended)
2.967% due 09/24/14 §	44,372	44,157
Hamilton Lane Advisors LLC 6.500% due 02/23/18 §	926,250	926,250
Harbourvest Partners LLC Term B 6.250% due 12/16/16 §	1,225,843	1,228,908
HUB International Ltd
(Extended)
4.716% due 06/13/17 §	5,685,695	5,742,552
(Extended) (Incremental)
6.750% due 12/13/17 §	3,880,500	3,933,857
iPayment Inc Term B 5.750% due 05/08/17 §	675,000	671,625
LPL Holdings Inc
Term A
2.716% due 03/29/17 §	999,375	986,883
Term B
4.000% due 03/29/19 §	3,208,875	3,222,914
MIP Delaware LLC 5.500% due 07/12/18 §	873,977	878,347
Nuveen Investments Inc
(Extended)
5.900% due 05/12/17 §	5,444,200	5,443,068
(Extended) (1st Lien)
5.898% due 05/13/17 §	3,030,800	3,031,748
(Incremental)
7.250% due 05/13/17 §	700,000	702,800
Shield Finance Co SARL Term B (Luxembourg) 6.500% due 05/10/19 §	1,147,125	1,154,295

	Principal Amount	Value
Trans Union LLC Term B 5.500% due 02/12/18 §	$5,910,000	$5,972,055
USI Holdings Corp (Incremental) 7.000% due 05/05/14 §	3,511,400	3,531,882

		49,351,197

Health Care - 15.2%

Alere Inc
Term B
4.750% due 06/30/17 §	3,093,750	3,111,635
Term B1
4.750% due 06/30/17 §	744,375	748,678
Term B2 (Incremental)
4.750% due 06/30/17 §	597,000	599,363
Alliance HealthCare Services Inc Term B 7.250% due 06/01/16 §	1,817,810	1,772,364
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,743,937	1,743,937
Ardent Medical Services Inc Term B (Add on) 6.500% due 09/15/15 §	856,581	860,864
Aveta Inc
Term MMM
8.500% due 04/04/17 §	830,156	840,533
Term NAMM
8.500% due 04/04/17 §	830,156	840,533
Bausch & Lomb Inc Term B 5.250% due 05/17/19 §	3,491,250	3,534,018
Biomet Inc Term B1 (Non-Extended) 3.305% due 03/25/15 §	7,736,835	7,749,531
BSN Medical Acquisition Holdings GmbH Term B (Germany) 6.000% due 07/27/19 §	675,000	680,344
Catalent Pharma Solutions Inc (Incremental) 5.250% due 09/15/17 §	794,010	801,950
Community Health Systems Inc (Extended) 3.921% due 01/25/17 §	10,523,777	10,585,899
Convatec Inc
due 12/22/16 µ	550,000	552,750
5.750% due 12/22/16 §	847,003	851,238
DaVita Inc
Term B
4.500% due 10/20/16 §	3,807,188	3,833,362
Term B2
due 08/23/19 µ	3,625,000	3,596,000
DJO Finance LLC
Term B2 (Extended)
5.216% due 11/01/16 §	2,493,503	2,497,401
Term B3
6.250% due 09/15/17 §	2,089,500	2,099,947
Drumm Investors LLC 5.000% due 05/04/18 §	989,735	957,568
Emdeon Inc Term B1 5.000% due 11/02/18 §	1,019,875	1,028,799
Emergency Medical Services Corp 5.250% due 05/25/18 §	2,981,656	3,000,912
Grifols Inc Term B 4.500% due 06/01/17 §	3,823,526	3,862,717
Hanger Orthopedic Group Inc Term C 4.010% due 12/01/16 §	1,835,575	1,844,753
HCA Inc
Term B2 (Extended)
3.612% due 03/31/17 §	3,000,000	3,009,912
Term B3 (Extended)
3.466% due 05/01/18 §	10,397,103	10,429,594
Health Management Associates Inc Term B 4.500% due 11/16/18 §	2,431,625	2,453,240
Hologic Inc Term B 4.500% due 08/01/19 §	2,200,000	2,228,600

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
IASIS Healthcare LLC 5.000% due 05/03/18 §	$2,093,125	$2,102,282
IMS Health Inc Term B 4.500% due 08/25/17 §	5,606,243	5,637,778
inVentiv Health Inc
(Combined)
6.500% due 08/04/16 §	4,286,121	4,157,537
Term B3 (Incremental)
6.750% due 05/15/18 §	1,654,063	1,608,576
Kindred Healthcare Inc 5.250% due 06/01/18 §	1,824,394	1,802,136
Kinetic Concepts Inc Term B 7.000% due 05/04/18 §	5,880,563	5,972,446
LHP Hospital Group Inc 9.000% due 07/03/18 §	648,375	656,480
MedAssets Inc 5.250% due 11/16/16 §	933,484	942,041
Medpace Inc 6.541% due 06/16/17 §	1,037,615	998,705
Multiplan Inc Term B 4.750% due 08/26/17 §	5,537,853	5,564,391
MX USA Inc Term B 6.500% due 04/28/17 §	721,375	717,768
One Call Medical Inc 7.000% due 08/16/19 §	1,050,000	1,050,000
Onex CareStream Finance LP Term B 5.000% due 02/25/17 §	1,895,280	1,878,696
Par Pharmaceutical Cos Inc Term B due 09/30/19 µ	1,350,000	1,349,156
Pharmaceutical Product Development Inc Term B 6.250% due 12/05/18 §	2,530,875	2,557,239
Physiotherapy Associates Holdings Inc (1st Lien) 6.010% due 04/30/18 §	374,062	374,062
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	5,431,250	5,470,627
RPI Finance Trust
Tranche 2
4.000% due 05/09/18 §	2,520,632	2,530,085
Tranche 2 (Incremental)
4.000% due 11/09/18 §	1,045,170	1,053,445
Select Medical Corp Term B 5.500% due 06/01/18 §	3,752,500	3,778,298
Sheridan Holdings Inc (1st Lien) 6.000% due 06/29/18 §	673,313	680,466
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	829,400	827,068
Truven Health Analytics Inc Term B 6.750% due 06/06/19 §	1,695,750	1,710,588
Universal Health Services Inc Term B 3.750% due 11/15/16 §	1,316,980	1,320,536
Valeant Pharmaceuticals International Inc (Canada)
Series A Tranche B
4.750% due 02/13/19 §	947,625	955,324
Series C Tranche B
due 09/27/19 µ	2,300,000	2,288,500
Term B (Add on)
4.750% due 02/13/19 §	1,268,625	1,278,669
Vanguard Health Holding Co II LLC Term B 5.000% due 01/29/16 §	5,421,767	5,460,397
Warner Chilcott Co LLC
Term A
3.750% due 03/17/16 §	350,000	351,641
Term B2
4.250% due 03/15/18 §	1,108,603	1,111,652

	Principal Amount	Value
Warner Chilcott Corp
Term B1
4.250% due 03/15/18 §	$2,217,206	$2,223,303
Term B1 (Incremental)
4.250% due 03/15/18 §	842,004	844,319
WC Luxco SARL Term B3 (Luxembourg) 4.250% due 03/15/18 §	1,524,329	1,528,521

		146,899,174

Industrials - 10.3%

ADS Waste Holdings Term B due 09/11/19 µ	2,250,000	2,268,749
Alliant Holdings I Inc (Incremental)
8.000% due 08/21/14 §	2,041,378	2,061,791
Term B
3.362% due 08/21/14 §	1,645,113	1,651,283
Alpha D2 Ltd Term B (United Kingdom) 5.750% due 04/28/17 §	2,388,000	2,414,617
Armstrong World Industries Inc Term B 4.000% due 03/09/18 §	1,160,714	1,164,341
BakerCorp International Inc Term B 5.000% due 06/01/18 §	2,054,250	2,063,494
Bombardier Recreational Products Inc Term B2 (Extended) (Canada) 4.470% due 06/28/16 §	4,040,742	4,071,048
Brand Energy & Infrastructure Services Inc (1st Lien) 2.500% due 02/07/14 §	3,061,023	3,024,673
Brock Holdings III Inc Term B 6.012% due 03/16/17 §	1,409,493	1,427,111
ClientLogic Corp (Extended) 7.208% due 01/30/17 §	2,102,207	1,934,031
Colfax Corp Term B 4.500% due 01/11/19 §	3,677,225	3,705,955
Covanta Energy Corp 4.000% due 03/28/19 §	522,375	524,987
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	575,000	577,875
DAE Aviation Holdings Inc
Term B1
5.450% due 07/31/14 §	2,280,424	2,280,424
Term B2
5.450% due 07/31/14 §	2,162,664	2,162,664
Delos Aircraft Inc Term 2 4.750% due 04/12/16 §	1,625,000	1,643,281
Ducommun Inc 5.500% due 06/28/17 §	654,408	661,770
DynCorp International LLC Term B 6.250% due 07/07/16 §	752,152	752,622
Edwards Ltd Term B (Cayman) 5.500% due 05/31/16 §	1,350,265	1,360,392
Evergreen International Aviation Inc 11.500% due 06/30/15 §	1,093,487	1,027,878
Flying Fortress Inc (1st Lien) 5.000% due 06/30/17 §	4,300,000	4,359,125
Generac Power Systems Inc Term B 6.250% due 05/30/18 §	1,800,000	1,838,250
Goodman Global Inc (1st Lien) 5.750% due 10/28/16 §	2,164,188	2,173,849
Grede LLC Term B 7.000% due 04/03/17 §	1,029,000	1,030,929
Houghton International Inc Term B 6.750% due 01/29/16 §	924,957	933,628
Husky Injection Molding Systems Ltd Term B (Canada) 5.750% due 06/29/18 §	928,735	937,733
JMC Steel Group Inc 4.750% due 04/03/17 §	861,885	867,810
KAR Auction Services Inc Term B 5.000% due 05/19/17 §	3,629,063	3,652,499

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Metaldyne Co LLC Term B 5.250% due 05/18/17 §	$1,896,125	$1,926,937
Monitronics International Inc Term B 5.500% due 03/16/18 §	1,094,500	1,108,865
Nielsen Finance LLC Class B 3.978% due 05/02/16 §	9,150,407	9,199,974
Pelican Products Inc (1st Lien) (Delayed Draw) 7.000% due 07/11/18 §	623,438	623,438
Rexnord Corp Term B 5.000% due 04/02/18 §	4,193,313	4,218,212
Sedgwick CMS Holdings Inc 5.000% due 12/30/16 §	1,488,426	1,484,705
Sensata Technologies Finance Co LLC 4.000% due 05/11/18 §	4,468,438	4,498,850
Ship U.S. Bidco Inc Term B2 5.250% due 10/15/17 §	989,394	996,196
Swift Transportation Co Inc Term B2 5.000% due 12/21/17 §	2,362,524	2,378,275
Tank Holding Corp Term B 6.750% due 07/09/19 §	1,132,507	1,135,338
TASC Inc Term B 4.500% due 12/18/15 §	1,823,639	1,828,198
Terex Corp Term B 5.500% due 04/28/17 §	915,750	920,329
The Corporate Executive Board Co Term B 5.000% due 07/02/19 §	600,000	603,375
The Hertz Corp Term B 3.750% due 03/09/18 §	4,457,125	4,453,943
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	726,250	731,879
Tomkins LLC Term B 4.250% due 09/29/16 §	2,531,697	2,550,052
Transdigm Inc
Term B
4.000% due 02/14/17 §	2,800,125	2,822,002
Term B2 (Add on)
4.000% due 02/14/17 §	2,037,112	2,053,664
TriMas Corp Term B 4.250% due 06/21/17 §	1,303,125	1,306,383
U.S. Security Holdings Inc
6.000% due 07/28/17 §	787,200	794,088
(Delayed Draw)
6.000% due 07/28/17 §	154,076	155,424
Waupaca Foundry Inc 8.500% due 06/29/17 §	750,000	757,500
Wesco Aircraft Hardware Corp Term B 4.250% due 04/07/17 §	496,463	498,532
WireCo WorldGroup Inc 6.000% due 02/15/17 §	750,000	758,438

		100,377,406

Information Technology - 8.1%

Aeroflex Inc Term B 5.750% due 05/09/18 §	743,901	743,436
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,752,945	1,757,327
Aspect Software Inc Term B 6.250% due 05/06/16 §	4,225,403	4,172,585
Attachmate Corp (1st Lien) 7.250% due 11/22/17 §	3,557,031	3,590,378
Booz Allen Hamilton Inc Term B 4.500% due 07/31/19 §	950,000	957,125
CCC Information Services Inc Term B 5.750% due 11/11/15 §	1,790,089	1,800,531
Cinedigm Digital Funding I LLC 5.250% due 04/29/16 §	678,518	684,455
CommScope Inc 4.250% due 01/12/18 §	3,915,375	3,941,072

	Principal Amount	Value
Dealer Computer Services Inc Term B 3.750% due 04/20/18 §	$3,410,554	$3,429,029
DG FastChannel Inc Term B 5.750% due 07/26/18 §	1,966,607	1,917,442
Eagle Parent Inc 5.000% due 05/16/18 §	3,308,125	3,333,763
Expert Global Solutions Inc Term B 8.000% due 04/03/18 §	2,512,375	2,535,406
Freescale Semiconductor Inc Term B (Extended) 4.481% due 12/01/16 §	2,057,497	2,015,319
IAP Worldwide Services Inc (1st Lien) 9.250% due 12/28/12 §	3,830,840	3,246,637
Kronos Inc
Tranche B1 (2nd Lien)
9.362% due 06/11/18 §	1,000,000	1,021,250
Tranche C
6.250% due 12/28/17 §	1,066,938	1,075,384
Lawson Software Inc Term B 6.250% due 04/05/18 §	6,508,688	6,582,112
Magic Newco LLC (1st Lien) 7.250% due 12/12/18 §	1,675,000	1,684,946
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	864,063	872,703
Microsemi Corp 4.000% due 02/02/18 §	2,006,758	2,021,808
NeuStar Inc Term B 5.000% due 11/08/18 §	1,262,250	1,274,873
NXP BV (Netherlands)
Term A2
5.500% due 03/03/17 §	1,336,500	1,362,673
Term B (Incremental)
5.250% due 03/19/19 §	2,064,625	2,092,153
Open Solutions Inc Term B 2.575% due 01/23/14 §	1,492,107	1,443,303
Rocket Software Inc Term B 7.000% due 02/08/18 §	570,688	572,114
SafeNet Inc Term B 2.716% due 04/12/14 §	419,398	418,349
Semtech Corp Term B 4.250% due 03/20/17 §	523,688	527,942
Serena Software Inc
(Extended)
4.228% due 03/10/16 §	2,269,173	2,246,481
Term B
5.000% due 03/10/16 §	425,000	422,875
SkillSoft Corp Term B due 05/26/17 µ	1,321,530	1,321,530
Softlayer Technologies Inc Term B 7.250% due 11/05/16 §	835,125	840,345
Sophia LP Term B 6.250% due 07/19/18 §	1,765,884	1,791,048
Spansion LLC Term B 4.750% due 02/09/15 §	2,819,909	2,851,633
SS&C Technologies Inc
Term B1
5.000% due 06/07/19 §	1,265,164	1,278,804
Term B2
5.000% due 06/07/19 §	130,879	132,842
SunGard Data Systems Inc
Term B
3.906% due 02/26/16 §	3,318,803	3,331,248
Term C
3.978% due 02/28/17 §	2,570,093	2,582,142
Vantiv LLC Term B 3.750% due 03/27/19 §	597,000	599,612
VeriFone Inc Term B 4.250% due 12/28/18 §	364,347	365,486

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Vertafore Inc 5.250% due 07/29/16 §	$1,198,659	$1,203,654
Web.com Group Inc Term B 7.000% due 10/27/17 §	3,183,696	3,212,550
Wyle Services Corp Term B 5.000% due 03/27/17 §	1,064,161	1,064,161

		78,318,526

Materials - 4.9%

AZ Chem U.S. Inc 7.250% due 12/22/17 §	1,358,045	1,388,035
Berry Plastics Holding Corp Term C 2.216% due 04/03/15 §	2,413,691	2,403,969
BWAY Corp
Term B (Replacement)
4.250% due 02/23/18 §	1,742,388	1,750,373
Term C (Canadian)
4.250% due 02/23/18 §	175,600	176,405
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	822,938	831,167
Essar Steel Algoma Inc (Canada) 8.750% due 09/19/14 §	1,175,000	1,186,750
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	3,821,988	3,819,121
General Chemical Corp 5.002% due 10/06/15 §	701,882	704,734
Harko CV Term B (Netherlands) 5.750% due 08/02/17 §	668,250	672,844
Huntsman International LLC Term B (Extended) 2.795% due 04/19/17 §	2,022,454	2,018,842
Ineos U.S. Finance LLC 6.500% due 05/04/18 §	4,427,750	4,479,143
Momentive Performance Materials Inc
Term B3 (Incremental)
3.750% due 05/29/15 §	820,875	796,249
Tranche B-1B
3.750% due 05/05/15 §	1,741,852	1,687,419
Momentive Specialty Chemicals Inc
Term C-1B (Extended)
4.000% due 05/05/15 §	672,984	669,339
Term C-2B (Extended)
4.125% due 05/05/15 §	287,454	285,896
Term C-7B (Extended)
4.125% due 05/05/15 §	3,283,884	3,185,367
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/24/19 §	1,293,500	1,310,074
Novelis Inc (Canada)
4.000% due 03/10/17 §	3,487,875	3,499,123
Term B2 (Incremental)
4.000% due 03/10/17 §	866,250	869,044
OMNOVA Solutions Inc (Extended) 5.500% due 05/31/17 §	663,188	668,990
Preferred Proppants LLC Term B 7.500% due 12/15/16 §	918,063	874,454
Sealed Air Corp Term B 4.750% due 10/03/18 §	833,000	839,619
Styron SARL LLC Term B (Luxembourg) 8.000% due 08/02/17 §	2,168,250	2,084,423
Summit Materials Cos I LLC Term B 6.000% due 01/30/19 §	621,875	627,938
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	641,876	645,086
Taminco Global Chemical Corp Term B1 5.250% due 02/15/19 §	497,500	503,719
TricorBraun Inc Term B 5.503% due 05/03/18 §	800,000	806,000

	Principal Amount	Value
Tronox Pigments BV (Netherlands)
(Delayed Draw)
4.250% due 02/08/18 §	$224,438	$226,682
Term B
4.250% due 02/08/18 §	822,938	831,167
Unifrax Corp 6.500% due 11/28/18 §	744,997	753,378
Univar Inc Term B 5.000% due 06/30/17 §	3,934,925	3,926,008
Walter Energy Inc Term B 4.000% due 04/02/18 §	2,683,081	2,676,931

		47,198,289

Telecommunication Services - 6.7%

Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	2,333,438	2,136,554
Atlantic Broadband Finance LLC (1st Lien) 5.250% due 04/04/19 §	1,670,813	1,681,554
Bragg Communications Inc Term B (Canada) 4.000% due 02/28/18 §	522,375	524,987
Cellular South Inc Term B 4.504% due 07/27/17 §	1,086,250	1,095,755
Genesys Telecom Holdings U.S. Inc Term B 6.750% due 01/31/19 §	796,000	805,287
Intelsat Jackson Holdings SA (Luxembourg)
Term B1
due 04/02/18 µ	13,232,500	13,232,500
Tranche B
5.250% due 04/02/18 §	13,232,500	13,297,842
MetroPCS Wireless Inc Term B3 (Incremental) 4.000% due 03/16/18 §	7,578,063	7,599,713
SBA Finance
3.750% due 06/29/18 §	1,209,688	1,212,334
(Add on)
due 09/20/19 µ	500,000	502,813
Syniverse Holdings Inc 5.000% due 04/23/19 §	2,244,375	2,252,791
Telesat LLC Term B 4.250% due 03/28/19 §	4,912,688	4,931,110
TowerCo Finance LLC Term B 5.750% due 02/02/17 §	861,875	864,030
UPC Financing Partnership (Netherlands)
4.750% due 12/29/17 §	500,000	503,750
Term T
3.731% due 12/30/16 §	1,456,978	1,450,786
Term X
3.731% due 12/29/17 §	7,000,000	6,980,316
WaveDivision Holdings LLC Term B due 08/09/19 µ	375,000	378,281
West Corp
Term B4
5.500% due 07/15/16 §	3,883,353	3,920,568
Term B6
5.750% due 06/29/18 §	1,321,688	1,335,730

		64,706,701

Utilities - 2.5%

Calpine Corp
4.500% due 04/02/18 §	4,506,375	4,525,576
Term B2
4.500% due 04/02/18 §	1,234,375	1,238,783
Dynegy MidWest Generation LLC 9.250% due 08/04/16 §	668,250	694,145
Dynegy Power LLC 9.250% due 08/04/16 §	1,212,750	1,274,062
LSP Madison Funding LLC 5.500% due 06/28/19 §	1,321,688	1,334,904

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
NRG Energy Inc Term B 4.000% due 07/02/18 §	$5,727,500	$5,765,445
Texas Competitive Electric Holdings Co LLC (Extended) 4.757% due 10/10/17 §	9,414,018	6,508,909
The AES Corp 4.250% due 06/01/18 §	3,275,125	3,297,350

		24,639,174

Total Senior Loan Notes (Cost $897,517,393)		903,202,650

SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $38,569,746; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $39,342,938)	38,569,714	38,569,714

Total Short-Term Investment (Cost $38,569,714)		38,569,714

TOTAL INVESTMENTS - 103.0% (Cost $986,496,807)		996,945,216

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(29,443,832)

NET ASSETS - 100.0%		$967,501,384

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$210,797	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	5,675,604	0.6%

	$4,342,094	$5,886,401	0.6%

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$5,886,401	$-	$5,886,401	$-
	Corporate Bonds & Notes	49,286,451	-	49,286,451	-
	Senior Loan Notes	903,202,650	-	903,202,650	-
	Short-Term Investment	38,569,714	-	38,569,714	-

	Total	$996,945,216	$-	$996,945,216	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.7%

iShares iBoxx $ High Yield Corporate Bond Fund	143,500	$13,255,095
SPDR Barclays Capital High Yield Bond	200,000	8,044,000

Total Exchange-Traded Funds (Cost $20,803,601)		21,299,095

	Principal Amount

CORPORATE BONDS & NOTES - 87.6%

Consumer Discretionary - 15.7%

99 Cents Only Stores 11.000% due 12/15/19 ~	$2,041,000	2,301,228
Allison Transmission Inc 7.125% due 05/15/19 ~	3,000,000	3,232,500
American Axle & Manufacturing Inc 6.625% due 10/15/22	1,350,000	1,373,625
Beazer Homes USA Inc
8.125% due 06/15/16	4,000,000	4,200,000
9.125% due 06/15/18	2,375,000	2,410,625
Belo Corp 8.000% due 11/15/16	4,000,000	4,420,000
Boyd Gaming Corp 9.000% due 07/01/20 ~	3,350,000	3,433,750
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	2,500,000	2,743,750
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,837,500
Caesars Entertainment Operating Co Inc 10.000% due 12/15/18	2,000,000	1,320,000
11.250% due 06/01/17	5,500,000	5,940,000
CCO Holdings LLC
6.625% due 01/31/22	2,600,000	2,853,500
7.000% due 01/15/19	3,500,000	3,806,250
7.250% due 10/30/17	4,775,000	5,228,625
Cedar Fair LP 9.125% due 08/01/18	5,550,000	6,333,937
Chrysler Group LLC 8.250% due 06/15/21	4,000,000	4,280,000
CityCenter Holdings LLC
7.625% due 01/15/16	3,100,000	3,324,750
10.750% due 01/15/17	4,492,559	4,716,313
CKE Restaurants Inc 11.375% due 07/15/18	4,930,000	5,743,450
Clear Channel Communications Inc 5.500% due 12/15/16	6,275,000	3,576,750
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20	3,000,000	2,934,375
Dana Holding Corp 6.750% due 02/15/21	6,250,000	6,781,250
DISH DBS Corp
4.625% due 07/15/17 ~	6,000,000	6,165,000
5.875% due 07/15/22 ~	1,000,000	1,030,000
6.750% due 06/01/21	4,000,000	4,380,000
7.875% due 09/01/19	2,000,000	2,335,000
Fiesta Restaurant Group Inc 8.875% due 08/15/16	3,810,000	4,095,750
Great Canadian Gaming Corp (Canada) 6.625% due 07/25/22 ~	CAD 1,925,000	2,029,073
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	$6,000,000	6,150,000
Limited Brands Inc
5.625% due 02/15/22	4,250,000	4,600,625
6.625% due 04/01/21	5,000,000	5,700,000

	Principal Amount	Value
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	$3,000,000	$3,240,000
MGM Resorts International
6.625% due 07/15/15	3,000,000	3,225,000
6.750% due 10/01/20 ~	3,850,000	3,859,625
7.625% due 01/15/17	6,000,000	6,390,000
8.625% due 02/01/19 ~	2,000,000	2,190,000
9.000% due 03/15/20	1,500,000	1,681,875
Mohawk Industries Inc 6.375% due 01/15/16	4,155,000	4,695,150
NPC International Inc 10.500% due 01/15/20	3,650,000	4,215,750
Scientific Games Corp 8.125% due 09/15/18	3,000,000	3,292,500
Scientific Games International Inc 6.250% due 09/01/20 ~	1,850,000	1,861,563
ServiceMaster Co 8.000% due 02/15/20	3,000,000	3,195,000
Sinclair Television Group Inc
6.125% due 10/01/22	1,850,000	1,861,563
8.375% due 10/15/18	2,000,000	2,215,000
9.250% due 11/01/17 ~	3,000,000	3,337,500
Sirius XM Radio Inc 5.250% due 08/15/22 ~	875,000	875,000
Standard Pacific Corp
8.375% due 05/15/18	6,000,000	6,952,500
8.375% due 01/15/21	3,000,000	3,438,750
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	2,550,000	2,836,875
The Ryland Group Inc 5.375% due 10/01/22	1,850,000	1,859,250
Toys R Us Inc 10.375% due 08/15/17 ~	3,425,000	3,519,187
Toys R Us Property Co II LLC 8.500% due 12/01/17	4,000,000	4,330,000
Unitymedia Hessen GmbH & Co KG (Germany) 7.500% due 03/15/19 ~	2,250,000	2,480,625
Wolverine World Wide Inc 6.125% due 10/15/20 ~	1,350,000	1,397,250
XM Satellite Radio Inc 7.625% due 11/01/18 ~	3,975,000	4,412,250

		200,639,839

Consumer Staples - 3.7%

Agrokor DD (Croatia) 8.875% due 02/01/20 ~	1,350,000	1,350,000
Del Monte Corp 7.625% due 02/15/19	4,500,000	4,651,875
JBS USA LLC 8.250% due 02/01/20 ~	3,000,000	3,007,500
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,125,000
Nufarm Ltd (Australia) 6.375% due 10/15/19 ~	850,000	850,000
Reynolds Group Issuer Inc
5.750% due 10/15/20 ~	5,700,000	5,707,125
7.750% due 10/15/16	2,000,000	2,090,000
7.875% due 08/15/19	1,500,000	1,627,500
8.500% due 05/15/18	7,500,000	7,650,000
9.000% due 04/15/19	4,750,000	4,868,750
Rite Aid Corp 9.250% due 03/15/20	3,500,000	3,605,000
Smithfield Foods Inc 7.750% due 07/01/17	3,000,000	3,390,000
Spectrum Brands Inc 6.750% due 03/15/20 ~	3,850,000	3,989,563
U.S. Foods Inc 8.500% due 06/30/19 ~	3,000,000	3,142,500

		47,054,813

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Energy - 14.8%

Alpha Natural Resources Inc
6.000% due 06/01/19	$3,000,000	$2,520,000
6.250% due 06/01/21	2,000,000	1,675,000
9.750% due 04/15/18	2,650,000	2,622,413
Antero Resources Finance Corp
7.250% due 08/01/19	1,750,000	1,903,125
9.375% due 12/01/17	4,000,000	4,440,000
Arch Coal Inc
7.000% due 06/15/19	2,000,000	1,690,000
7.250% due 06/15/21	6,550,000	5,502,000
8.750% due 08/01/16	2,500,000	2,462,500
Basic Energy Services Inc 7.750% due 02/15/19	2,500,000	2,575,000
BreitBurn Energy Partners LP 7.875% due 04/15/22 ~	850,000	884,000
Bristow Group Inc 6.250% due 10/15/22	1,350,000	1,387,125
Chaparral Energy Inc
7.625% due 11/15/22 ~	3,000,000	3,165,000
8.250% due 09/01/21	1,550,000	1,681,750
Chesapeake Energy Corp
6.625% due 08/15/20	5,000,000	5,181,250
9.500% due 02/15/15	3,128,000	3,460,350
Cimarex Energy Co 5.875% due 05/01/22	4,000,000	4,240,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,277,500
Concho Resources Inc
5.500% due 10/01/22	1,850,000	1,930,937
7.000% due 01/15/21	3,990,000	4,488,750
CONSOL Energy Inc 8.000% due 04/01/17	4,000,000	4,200,000
Crosstex Energy LP 8.875% due 02/15/18	3,025,000	3,242,422
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	1,600,000	1,594,000
EP Energy LLC
6.875% due 05/01/19 ~	4,300,000	4,606,375
7.750% due 09/01/22 ~	950,000	971,375
9.375% due 05/01/20 ~	1,900,000	2,073,375
EV Energy Partners LP 8.000% due 04/15/19	4,000,000	4,170,000
Forest Oil Corp 7.500% due 09/15/20 ~	3,000,000	2,981,250
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,210,000
8.000% due 02/15/20 ~	4,000,000	4,470,000
Holly Energy Partners LP 6.500% due 03/01/20 ~	1,300,000	1,368,250
Key Energy Services Inc
6.750% due 03/01/21 ~	1,150,000	1,167,250
6.750% due 03/01/21	4,744,000	4,838,880
Linn Energy LLC
6.250% due 11/01/19 ~	1,900,000	1,892,875
7.750% due 02/01/21	5,500,000	5,843,750
MarkWest Energy Partners LP 6.250% due 06/15/22	3,000,000	3,240,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,763,438
6.500% due 03/15/21 ~	2,500,000	2,687,500
Newfield Exploration Co
5.625% due 07/01/24	850,000	944,563
5.750% due 01/30/22	3,000,000	3,367,500
Oasis Petroleum Inc
6.500% due 11/01/21	2,000,000	2,120,000
6.875% due 01/15/23	3,000,000	3,195,000
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	4,500,000	4,072,500

	Principal Amount	Value
Peabody Energy Corp
6.000% due 11/15/18 ~	$2,120,000	$2,130,600
6.250% due 11/15/21 ~	1,500,000	1,500,000
Penn Virginia Resource Partners LP 8.375% due 06/01/20 ~	1,850,000	1,919,375
Plains Exploration & Production Co
6.750% due 02/01/22	6,450,000	6,579,000
8.625% due 10/15/19	5,000,000	5,600,000
QEP Resources Inc
5.250% due 05/01/23	1,350,000	1,383,750
5.375% due 10/01/22	2,600,000	2,697,500
Range Resources Corp
5.000% due 08/15/22	1,400,000	1,478,750
7.500% due 10/01/17	3,314,000	3,454,845
Regency Energy Partners LP
5.500% due 04/15/23	950,000	963,063
6.875% due 12/01/18	3,875,000	4,155,937
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	2,140,000
7.500% due 11/30/16	6,500,000	7,052,500
Samson Investment Co 9.750% due 02/15/20 ~	3,850,000	3,970,312
SandRidge Energy Inc
7.500% due 03/15/21	2,000,000	2,070,000
7.500% due 03/15/21 ~	1,350,000	1,397,250
8.000% due 06/01/18 ~	2,000,000	2,110,000
SESI LLC
6.375% due 05/01/19	6,500,000	6,987,500
7.125% due 12/15/21	2,000,000	2,220,000
Tesoro Corp 4.250% due 10/01/17	1,000,000	1,032,500
Venoco Inc 11.500% due 10/01/17	3,000,000	3,105,000
WPX Energy Inc 6.000% due 01/15/22	3,000,000	3,240,000

		189,294,885

Financials - 9.8%

Ally Financial Inc
4.500% due 02/11/14	3,000,000	3,075,000
4.625% due 06/26/15	2,650,000	2,719,303
5.500% due 02/15/17	2,900,000	3,034,841
6.250% due 12/01/17	2,500,000	2,713,935
7.500% due 09/15/20	3,000,000	3,453,750
American General Finance Corp 5.400% due 12/01/15	5,000,000	4,515,600
American International Group Inc 8.175% due 05/15/68 §	4,800,000	5,898,000
Bank of America Corp 8.000% § ±	4,500,000	4,905,567
CB Richard Ellis Services Inc 6.625% due 10/15/20	4,500,000	4,938,750
CIT Group Inc
5.250% due 03/15/18	2,950,000	3,178,625
5.375% due 05/15/20	925,000	1,005,938
5.500% due 02/15/19 ~	2,000,000	2,175,000
CNH Capital LLC 6.250% due 11/01/16 ~	4,422,000	4,825,507
DDR Corp REIT 4.625% due 07/15/22	1,000,000	1,089,722
First Data Corp
6.750% due 11/01/20 ~	1,850,000	1,847,688
7.375% due 06/15/19 ~	3,600,000	3,730,500
12.625% due 01/15/21	6,284,000	6,543,215
Ford Motor Credit Co LLC
5.000% due 05/15/18	3,500,000	3,830,722
8.700% due 10/01/14	9,000,000	10,239,642
General Motors Financial Co Inc 4.750% due 08/15/17 ~	3,000,000	3,079,920

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	$9,475,000	$10,517,250
Hub International Ltd 8.125% due 10/15/18 ~	1,850,000	1,882,375
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	6,975,000	7,602,750
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,475,000
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	5,750,000	6,181,250
Nuveen Investments Inc
9.125% due 10/15/17 ~	2,900,000	2,892,750
9.500% due 10/15/20 ~	1,950,000	1,950,000
RBS Capital Trust I 4.709% § ±	3,716,000	2,341,080
RBS Capital Trust II 6.425% § ±	3,000,000	2,490,000
Realogy Corp 12.375% due 04/15/15	2,150,000	2,225,250
Regions Bank 6.450% due 06/26/37	2,000,000	2,050,000
SL Green Realty Corp REIT 7.750% due 03/15/20	5,500,000	6,578,720

		125,987,650

Health Care - 9.0%

American Renal Associates Holdings Inc 9.750% due 03/01/16	2,329,887	2,492,979
American Renal Holdings Co Inc 8.375% due 05/15/18	2,545,000	2,697,700
Apria Healthcare Group Inc 11.250% due 11/01/14	3,000,000	3,090,000
Biomet Inc
6.500% due 08/01/20 ~	2,850,000	2,960,437
6.500% due 10/01/20 ~	2,950,000	2,905,750
CDRT Holding Corp 9.250% due 10/01/17 ~	2,850,000	2,764,500
CHS/Community Health Systems Inc
5.125% due 08/15/18	875,000	910,000
7.125% due 07/15/20	1,100,000	1,174,938
8.000% due 11/15/19	5,300,000	5,843,250
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	4,000,000	4,360,000
DaVita Inc
5.750% due 08/15/22	4,800,000	5,016,000
6.375% due 11/01/18	4,000,000	4,280,000
DJO Finance LLC
7.750% due 04/15/18	3,250,000	2,981,875
8.750% due 03/15/18 ~	250,000	267,188
9.750% due 10/15/17	2,000,000	1,710,000
9.875% due 04/15/18 ~	1,000,000	992,500
Elan Finance PLC (Ireland) 6.250% due 10/15/19 ~	1,800,000	1,818,000
Emergency Medical Services Corp 8.125% due 06/01/19	3,000,000	3,195,000
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	4,450,000	4,772,625
Grifols Inc 8.250% due 02/01/18	3,750,000	4,162,500
HCA Holdings Inc 7.750% due 05/15/21	4,000,000	4,380,000
HCA Inc
5.875% due 03/15/22	7,000,000	7,621,250
7.250% due 09/15/20	8,415,000	9,466,875
HealthSouth Corp 5.750% due 11/01/24	1,850,000	1,889,312
Multiplan Inc 9.875% due 09/01/18 ~	3,500,000	3,885,000

	Principal Amount	Value
Mylan Inc 6.000% due 11/15/18 ~	$3,000,000	$3,195,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	3,000,000	2,925,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	1,950,000	2,076,750
Tenet Healthcare Corp
6.250% due 11/01/18	2,000,000	2,215,000
8.000% due 08/01/20	1,750,000	1,887,813
9.250% due 02/01/15	3,000,000	3,390,000
Universal Hospital Services Inc 7.625% due 08/15/20 ~	2,950,000	3,082,750
Valeant Pharmaceuticals International Inc 6.750% due 10/01/17 ~	4,000,000	4,280,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	4,290,000
VPI Escrow Corp 6.375% due 10/15/20 ~	1,950,000	1,998,750

		114,978,742

Industrials - 10.5%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	2,350,000	2,402,875
Air Lease Corp
4.500% due 01/15/16 ~	3,000,000	3,015,000
5.625% due 04/01/17 ~	7,000,000	7,175,000
Ashtead Capital Inc 6.500% due 07/15/22 ~	2,850,000	3,003,187
Avis Budget Car Rental LLC
8.250% due 01/15/19	7,200,000	7,875,000
9.750% due 03/15/20	2,500,000	2,868,750
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	3,252,800	3,464,232
BE Aerospace Inc
5.250% due 04/01/22	1,850,000	1,928,625
6.875% due 10/01/20	4,000,000	4,460,000
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	4,800,000	4,944,000
Ceridian Corp 8.875% due 07/15/19 ~	3,000,000	3,255,000
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	450,000	462,375
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	3,050,000	3,172,000
FTI Consulting Inc 6.750% due 10/01/20	2,000,000	2,145,000
HD Supply Inc 8.125% due 04/15/19 ~	2,750,000	2,990,625
International Lease Finance Corp
5.650% due 06/01/14	5,288,000	5,566,149
5.875% due 04/01/19	5,000,000	5,327,290
5.875% due 08/15/22	3,000,000	3,105,639
6.250% due 05/15/19	6,500,000	7,020,000
6.750% due 09/01/16 ~	3,400,000	3,837,750
JMC Steel Group Inc 8.250% due 03/15/18 ~	2,500,000	2,562,500
Masco Corp 7.750% due 08/01/29	3,000,000	3,179,253
Nielsen Finance LLC 4.500% due 10/01/20 ~	1,300,000	1,298,375
Nortek Inc 8.500% due 04/15/21	4,000,000	4,280,000
Roofing Supply Group LLC 10.000% due 06/01/20 ~	2,950,000	3,230,250
The Hertz Corp 7.500% due 10/15/18	4,500,000	4,882,500
The Manitowoc Co Inc 9.500% due 02/15/18	3,900,000	4,387,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Transdigm Inc 7.750% due 12/15/18	$4,470,000	$4,961,700
UR Merger Sub Corp
5.750% due 07/15/18 ~	750,000	794,062
7.625% due 04/15/22 ~	750,000	823,125
8.250% due 02/01/21	7,700,000	8,489,250
8.375% due 09/15/20	4,250,000	4,568,750
9.250% due 12/15/19	2,000,000	2,265,000
US Airways Pass-Through Trust ‘A’
5.900% due 04/01/26	750,000	793,125
7.125% due 04/22/25	5,903,614	6,434,940
USG Corp 7.875% due 03/30/20 ~	3,000,000	3,258,750

		134,227,577

Information Technology - 2.0%

Advanced Micro Devices Inc
7.500% due 08/15/22 ~	1,850,000	1,794,500
7.750% due 08/01/20	3,000,000	3,060,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	2,610,000
CDW LLC 8.500% due 04/01/19	5,500,000	6,008,750
CommScope Inc 8.250% due 01/15/19 ~	2,750,000	2,983,750
Fidelity National Information Services Inc 5.000% due 03/15/22	3,000,000	3,112,500
Freescale Semiconductor Inc
8.050% due 02/01/20	4,500,000	4,455,000
9.250% due 04/15/18 ~	2,000,000	2,185,000

		26,209,500

Materials - 10.7%

AK Steel Corp 8.375% due 04/01/22	3,000,000	2,580,000
Aperam (Luxembourg) 7.375% due 04/01/16 ~	4,000,000	3,440,000
ArcelorMittal (Luxembourg) 6.500% due 02/25/22	3,750,000	3,700,815
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,237,169	2,154,207
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	5,150,000	5,483,688
Ball Corp 7.125% due 09/01/16	5,000,000	5,437,500
Berry Plastics Corp 9.500% due 05/15/18	4,150,000	4,575,375
Boise Paper Holdings LLC
8.000% due 04/01/20	2,500,000	2,756,250
9.000% due 11/01/17	3,000,000	3,315,000
Building Materials Corp of America
6.750% due 05/01/21 ~	2,500,000	2,743,750
6.875% due 08/15/18 ~	6,450,000	6,949,875
BWAY Parent Co Inc 10.125% due 11/01/15	3,929,230	4,164,984
Consolidated Container Co LLC 10.125% due 07/15/20 ~	1,850,000	1,979,500
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	5,750,000	5,369,062
7.000% due 11/01/15 ~	10,055,000	10,055,000
8.250% due 11/01/19 ~	4,000,000	3,900,000
Hexion U.S. Finance Corp
8.875% due 02/01/18	3,500,000	3,613,750
9.000% due 11/15/20	3,000,000	2,692,500
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	850,000	867,000
Ineos Group Holdings SA (Luxembourg) 8.500% due 02/15/16 ~	1,500,000	1,425,000

	Principal Amount	Value
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	$3,750,000	$3,928,125
Louisiana-Pacific Corp 7.500% due 06/01/20	4,800,000	5,370,000
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	9,500,000	10,141,250
6.000% due 11/15/21	1,300,000	1,488,500
MeadWestvaco Corp 7.375% due 09/01/19	5,000,000	6,352,820
Momentive Performance Materials Inc 11.500% due 12/01/16	1,500,000	855,000
Novelis Inc (Canada)
8.375% due 12/15/17	2,550,000	2,798,625
8.750% due 12/15/20	2,000,000	2,225,000
PH Glatfelter Co 5.375% due 10/15/20 ~	850,000	862,750
Rock-Tenn Co
4.000% due 03/01/23 ~	1,850,000	1,884,989
4.450% due 03/01/19 ~	3,720,000	3,931,568
Rockwood Specialties Group Inc 4.625% due 10/15/20	850,000	865,938
Ryerson Holding Corp 0.000% due 02/01/15	3,000,000	2,137,500
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,105,000
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	1,000,000	1,073,750
8.375% due 06/15/19 ~	3,350,000	3,597,062
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,625,000
Tronox Finance LLC 6.375% due 08/15/20 ~	2,850,000	2,889,187

		136,335,320

Telecommunication Services - 7.1%

Avaya Inc 7.000% due 04/01/19 ~	3,000,000	2,805,000
Clearwire Communications LLC 12.000% due 12/01/15 ~	2,500,000	2,475,000
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,180,000
7.750% due 10/15/20	3,200,000	3,136,000
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~ r	1,000,000	1,055,000
Digicel Ltd (Bermuda)
7.000% due 02/15/20 ~	3,161,000	3,255,830
12.000% due 04/01/14 ~	2,500,000	2,800,000
Frontier Communications Corp
7.125% due 01/15/23	2,350,000	2,452,813
8.250% due 04/15/17	3,500,000	3,990,000
Hughes Satelite Systems Corp 7.625% due 06/15/21	7,000,000	7,787,500
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	1,600,000	1,728,000
Intelsat Luxembourg SA (Luxembourg)
11.250% due 02/04/17	6,500,000	6,898,125
11.500% due 02/04/17	7,204,101	7,663,362
Level 3 Communications Inc 11.875% due 02/01/19	2,000,000	2,280,000
Level 3 Financing Inc 7.000% due 06/01/20 ~	3,700,000	3,750,875
MetroPCS Wireless Inc 7.875% due 09/01/18	3,000,000	3,255,000
SBA Telecommunications Inc 5.750% due 07/15/20 ~	1,200,000	1,264,500
Sprint Capital Corp 6.875% due 11/15/28	9,000,000	8,325,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Sprint Nextel Corp
6.000% due 12/01/16	$4,500,000	$4,657,500
7.000% due 03/01/20 ~	2,000,000	2,245,000
7.000% due 08/15/20	3,950,000	4,122,812
9.000% due 11/15/18 ~	2,800,000	3,367,000
Telesat Canada (Canada) 6.000% due 05/15/17 ~	2,750,000	2,873,750
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,894,375
Windstream Corp 7.500% due 06/01/22	2,000,000	2,130,000

		90,392,442

Utilities - 4.3%

AmeriGas Finance LLC 7.000% due 05/20/22	2,150,000	2,322,000
Calpine Corp
7.500% due 02/15/21 ~	5,250,000	5,696,250
7.875% due 01/15/23 ~	3,250,000	3,607,500
CMS Energy Corp 6.250% due 02/01/20	3,000,000	3,484,401
Edison Mission Energy
7.200% due 05/15/19	4,000,000	2,080,000
7.750% due 06/15/16	2,000,000	1,050,000
Energy Future Intermediate Holding Co LLC 11.750% due 03/01/22 ~	4,000,000	4,270,000
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,140,000
9.125% due 05/01/31	2,000,000	2,140,000
9.875% due 10/15/20	2,050,000	2,285,750
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,737,875
NRG Energy Inc
6.625% due 03/15/23 ~	1,000,000	1,023,750
7.625% due 01/15/18	7,250,000	7,884,375
7.875% due 05/15/21	2,000,000	2,185,000
Puget Energy Inc 5.625% due 07/15/22 ~	2,350,000	2,502,750
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	1,681,373
15.000% due 04/01/21	2,000,000	750,000
The AES Corp 9.750% due 04/15/16	2,500,000	3,000,000
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	6,161,194	4,898,149

		55,739,173

Total Corporate Bonds & Notes (Cost $1,071,574,602)		1,120,859,941

CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Energy - 0.2%

Peabody Energy Corp 4.750% due 12/15/66	3,000,000	2,542,500

Telecommunication Services - 0.2%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	2,557,187

Total Convertible Corporate Bonds & Notes (Cost $6,385,993)		5,099,687

	Principal Amount	Value
SENIOR LOAN NOTES—7.0%

Consumer Discretionary—3.3%

99 Cents Only Stores 5.250% due 01/11/19 §	$2,493,734	$2,524,906
Acosta Inc Term C 5.750% due 03/01/18 §	1,246,875	1,254,668
Burger King Corp Term B 4.500% due 10/19/16 §	1,868,422	1,868,422
Caesars Entertainment Operating Co Term B6 (Extended) 5.467% due 01/26/18 §	1,500,000	1,367,144
Cequel Communications LLC Term B 4.000% due 02/14/19 §	1,990,000	2,000,573
Clear Channel Communications Inc Term B 3.866% due 01/28/16 §	2,952,798	2,421,294
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	1,989,873	2,007,285
Evergreen Acquisition Co 1 LP Term B 6.250% due 07/09/19 §	1,995,000	2,022,431
Lord & Taylor Holdings LLC Term B 5.750% due 01/11/19 §	1,200,803	1,211,310
Newsday LLC 10.500% due 08/01/13	2,500,000	2,512,500
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,583,838	3,606,610
Regent Seven Seas Cruises Inc Term B 6.250% due 12/21/18 §	1,000,000	1,008,750
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	3,870,333	3,889,282
Serta Simmons Holdings LLC due 09/19/19 µ	3,000,000	2,992,233
Six Flags Theme Parks Inc Term B 4.250% due 12/20/18 §	3,000,000	3,022,488
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	4,000,000	4,028,864
Wendy’s International Inc Term B 4.750% due 05/15/19 §	4,000,000	4,040,624

		41,779,384

Consumer Staples - 0.9%

BJ’s Wholesale Club Inc (1st Lien) due 09/20/19 µ	1,000,000	1,007,375
Revlon Consumer Products Corp Term B 4.750% due 11/17/17 §	2,992,424	3,009,724
Sprouts Farmers Markets Holdings LLC
6.000% due 04/18/18 §	3,459,874	3,464,199
(Incremental)
6.000% due 04/18/18 §	997,500	1,004,981
Supervalu Inc Term B 8.000% due 06/27/19 §	2,493,750	2,512,648

		10,998,927

Energy - 0.1%

Samson Investment Company (2nd Lien) due 09/13/18 µ	1,000,000	1,007,708

Financials - 0.7%

First Data Corp
(Add on)
due 09/30/18 µ	1,000,000	984,167
Term B (Extended)
4.217% due 03/23/18 §	2,000,000	1,915,340
Term B1 (Non-Extended)
2.967% due 09/24/14 §	114,879	114,491
Nuveen Investments Inc due 05/13/17 µ	4,000,000	4,001,252

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Realogy Corp
(Extended) (Letter of Credit)
4.466% due 10/10/16 §	$180,901	$179,016
(Extended)
4.478% due 10/10/16 §	2,317,729	2,293,585

		9,487,851

Health Care - 1.0%

Bausch & Lomb Inc Term B 5.250% due 05/17/19 §	3,990,000	4,038,877
Hologic Inc Term B 4.500% due 08/01/19 §	3,000,000	3,039,000
Par Pharmaceutical Cos Inc Term B due 09/30/19 µ	1,000,000	999,375
Pharmaceutical Product Development Inc Term B 6.250% due 12/05/18 §	1,989,975	2,010,705
U.S. Renal Care Inc (1st Lien) 6.251% due 07/02/19 §	2,992,500	3,037,387

		13,125,344

Materials - 0.2%

Consolidated Container Co LLC 6.250% due 07/03/19 §	3,000,000	3,036,249

Telecommunication Services - 0.6%

Intelsat Jackson Holdings SA (Luxembourg) Tranche B 5.250% due 04/02/18 §	3,959,900	3,979,454
Level 3 Financing Inc Term B 5.250% due 08/01/19 §	1,000,000	1,005,625
Telesat LLC Term B 4.250% due 03/28/19 §	1,995,000	2,002,481

		6,987,560

	Principal Amount	Value
Utilities - 0.2%

Texas Competitive Electric Holdings Co LLC (Extended) 4.757% due 10/10/17 §	$3,797,685	$2,625,742

Total Senior Loan Notes (Cost $88,754,290)		89,048,765

SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $63,196,769; collateralized by U.S. Treasury Notes: 1.250% due 09/30/15 and value $64,464,650)	63,196,717	63,196,717

Total Short-Term Investment (Cost $63,196,717)		63,196,717

TOTAL INVESTMENTS - 101.6% (Cost $1,250,715,203)		1,299,504,205

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(20,242,416)

NET ASSETS - 100.0%		$1,279,261,789

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or advisor under the Fund’s policy.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$21,299,095	$21,299,095	$ -	$ -
	Corporate Bonds & Notes	1,120,859,941	-	1,113,631,876	7,228,065
	Convertible Corporate Bonds & Notes	5,099,687	-	5,099,687	-
	Senior Loan Notes	89,048,765	-	89,048,765	-
	Short-Term Investment	63,196,717	-	63,196,717	-

	Total	$1,299,504,205	$21,299,095	$1,270,977,045	$7,228,065

During the nine-month period ended September 30, 2012, an investment with a value of $6,434,940 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$ -
Purchases	750,000
Sales	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	43,125
Transfers In	6,434,940
Transfers Out	-

Value, End of Period	$7,228,065

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$43,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.2%

Financials - 0.2%

Wells Fargo & Co 7.500%	3,200	$3,961,600

Total Convertible Preferred Stocks (Cost $3,200,000)		3,961,600

	Principal Amount

CORPORATE BONDS & NOTES - 19.5%

Consumer Discretionary - 0.8%

Centex Corp 5.700% due 05/15/14	$3,500,000	3,692,500
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,472,500

		13,165,000

Energy - 0.6%

AK Transneft OJSC (Ireland) 7.700% due 08/07/13 ~	7,500,000	7,887,885
Gaz Capital SA (Luxembourg) 7.343% due 04/11/13 ~	1,200,000	1,239,960

		9,127,845

Financials - 17.0%

Ally Financial Inc
3.638% due 02/11/14 §	13,000,000	13,145,340
3.779% due 06/20/14 §	11,700,000	12,021,984
American International Group Inc
6.765% due 11/15/17 ~	GBP 682,000	1,268,778
8.625% due 05/22/68 § ~	650,000	1,217,559
ANZ National International Ltd (New Zealand) 0.874% due 08/19/14 § ~ r	$10,000,000	10,031,190
BPCE SA (France) 2.375% due 10/04/13 ~ r	9,862,000	9,911,132
Citigroup Inc 2.438% due 08/13/13 §	3,512,000	3,559,700
Commonwealth Bank of Australia (Australia)
0.669% due 09/17/14 § ~	8,100,000	8,134,482
0.869% due 06/25/14 § ~ r	18,500,000	18,648,000
0.878% due 07/12/13 § ~	54,400,000	54,585,123
Dexia Credit Local SA (France) 0.927% due 04/29/14 § ~	53,400,000	52,584,398
HCP Inc REIT 6.700% due 01/30/18	3,000,000	3,602,541
ICICI Bank Ltd (India) 2.181% due 02/24/14 § ~	1,300,000	1,274,301
ING Bank Australia Ltd (Australia) 4.037% due 06/24/14 §	AUD 2,000,000	2,087,214
Lehman Brothers Holdings Inc 1.000% due 09/27/27 Y	$1,700,000	442,000
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,222,970
Merrill Lynch & Co Inc 5.450% due 02/05/13	9,000,000	9,138,294
Morgan Stanley 0.608% due 03/01/13 §	EUR 600,000	770,268
National Australia Bank Ltd (Australia) 0.960% due 07/08/14 § ~	$50,700,000	51,060,021
SLM Corp Index-Linked
3.663% due 03/17/14 ^ §	1,535,000	1,542,890
3.714% due 02/01/14 ^ §	1,055,000	1,056,931
3.784% due 01/31/14 ^ §	2,472,000	2,463,249

	Principal Amount	Value
3.789% due 11/21/13 ^ §	$300,000	$306,042
4.114% due 12/15/13 ^ §	200,000	201,914
The Royal Bank of Scotland Group PLC (United Kingdom) 1.830% due 10/15/12 §	4,200,000	4,200,907
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~ r	12,300,000	12,941,556

		277,418,784

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	250,000	289,380

Industrials - 0.5%

Con-way Inc 7.250% due 01/15/18	4,000,000	4,689,732
International Lease Finance Corp 5.625% due 09/20/13	2,630,000	2,722,050

		7,411,782

Materials - 0.6%

Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~ r	4,200,000	4,283,853
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,798,100

		9,081,953

Utilities - 0.0%

Indianapolis Power & Light Co 6.300% due 07/01/13 ~ r	500,000	520,686

Total Corporate Bonds & Notes (Cost $310,212,508)		317,015,430

SENIOR LOAN NOTES - 0.2%

Telecommunication Services - 0.2%

Vodafone Americas Finance 2 6.875% due 08/11/15 §	2,768,819	2,865,727

Total Senior Loan Notes (Cost $2,759,109)		2,865,727

MORTGAGE-BACKED SECURITIES - 10.0%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Commercial Mortgage Inc
0.398% due 06/10/49 " § ~	214,535	214,527
5.535% due 06/10/49 " §	214,535	214,659
Banc of America Large Loan Inc
5.665% due 02/17/51 " § ~	1,700,000	1,910,671
5.707% due 06/24/50 " § ~	1,600,000	1,815,320
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	6,900,000	7,895,957
GS Mortgage Securities Corp II
1.103% due 03/06/20 " § ~	556,023	555,971
1.260% due 03/06/20 " § ~	2,500,000	2,499,262
JP Morgan Chase Commercial Mortgage Securities Corp 4.654% due 01/12/37 "	254,780	261,042
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	797,721

		16,165,130

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 8.5%

Arran Residential Mortgages Funding PLC (United Kingdom) 1.545% due 05/16/47 " § ~	EUR 319,097	$410,832
Banc of America Funding Corp 5.630% due 01/20/47 " §	$2,683,040	1,913,862
Banc of America Mortgage Securities Inc
3.111% due 06/25/35 " §	909,885	835,480
3.123% due 08/25/35 " §	758,427	702,220
4.945% due 11/25/34 " §	155,893	155,356
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	1,317,564	1,341,611
2.812% due 01/25/35 " §	842,126	834,319
2.901% due 03/25/35 " §	1,775,803	1,554,246
Bear Stearns Structured Products Inc
2.837% due 12/26/46 " §	6,753,799	3,771,672
2.840% due 01/26/36 " §	15,456,122	9,758,453
Chase Mortgage Finance Corp 3.011% due 02/25/37 " §	318,590	317,612
ChaseFlex Trust 6.000% due 02/25/37 "	845,128	689,563
Chevy Chase Mortgage Funding Corp 0.347% due 05/25/48 " § ~	219,090	145,946
Citigroup Mortgage Loan Trust Inc
0.287% due 01/25/37 " § ~	604,471	321,475
2.230% due 09/25/35 " §	1,417,539	1,408,866
2.340% due 09/25/35 " §	1,307,325	1,269,304
2.600% due 05/25/35 " §	209,879	204,119
2.679% due 08/25/35 " §	1,854,180	1,020,055
3.109% due 09/25/37 " § Y	153,384	115,555
Countrywide Alternative Loan Trust
0.427% due 07/25/46 " §	2,086,587	1,510,078
0.497% due 12/25/35 " §	122,645	102,086
5.500% due 06/25/35 "	2,200,000	1,953,787
6.000% due 01/25/37 " Y	1,761,512	1,336,411
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/35 " §	156,747	99,369
0.557% due 06/25/35 " § ~	1,219,651	1,043,492
2.923% due 11/19/33 " §	179,260	179,971
3.012% due 08/25/34 " §	91,870	76,952
Deutsche ALT-A Securities Inc Alternate Loan Trust 0.317% due 10/25/36 " §	93,795	40,262
Fannie Mae
0.277% due 07/25/37 " §	3,402,516	3,270,495
0.305% due 12/25/36 " §	392,288	374,967
0.367% due 08/25/34 " §	651,076	643,339
0.567% due 07/25/37 - 05/25/42 " §	504,936	507,288
2.693% due 05/25/35 " §	2,638,495	2,822,218
Freddie Mac
0.451% due 02/15/19 " §	11,350,680	11,387,542
0.571% due 12/15/30 " §	53,186	53,206
0.691% due 09/15/42 " §	5,500,000	5,523,415
Freddie Mac Structured Pass-Through Securities 1.348% due 02/25/45 " §	4,172,037	4,072,846
Granite Mortgages PLC (United Kingdom) 1.011% due 09/20/44 " § ~	GBP 1,915,932	3,046,200
Greenpoint Mortgage Funding Trust
0.437% due 06/25/45 " §	$1,536,126	1,191,948
0.487% due 11/25/45 " §	760,925	540,418
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	551,621	560,220
GSR Mortgage Loan Trust 2.899% due 01/25/35 " §	1,284,101	1,274,628
Harborview Mortgage Loan Trust 0.499% due 02/19/36 " §	287,328	192,206

	Principal Amount	Value
Holmes Master Issuer PLC (United Kingdom) 1.847% due 10/15/54 " § ~	EUR 25,300,000	$32,966,663
Impac CMB Trust 1.217% due 07/25/33 " §	$341,329	307,535
Imperial Savings Association 7.034% due 02/25/18 " §	922	951
IndyMac Index Mortgage Loan Trust
0.427% due 05/25/46 " §	1,361,534	995,336
0.457% due 07/25/35 " §	566,825	429,229
2.671% due 12/25/34 " §	2,059,616	1,801,478
JPMorgan Mortgage Trust
2.567% due 07/27/37 " § ~	1,618,462	1,238,384
3.029% due 08/25/35 " §	1,029,578	899,240
3.050% due 07/25/35 " §	959,764	976,737
3.116% due 08/25/35 " §	1,347,505	1,342,151
5.318% due 09/25/35 " §	326,802	316,010
MASTR Adjustable Rate Mortgages Trust 2.624% due 11/21/34 " §	355,719	357,911
Mellon Residential Funding Corp
0.661% due 12/15/30 " §	659,507	659,634
0.921% due 11/15/31 " §	983,857	976,120
Merrill Lynch Mortgage Investors Inc 5.094% due 12/25/35 " §	655,308	647,478
Merrill Lynch Mortgage Investors Trust 0.467% due 11/25/35 " §	1,117,539	1,024,413
3.095% due 06/25/37 " §	1,313,924	1,245,918
NCUA Guaranteed Notes 0.678% due 10/07/20 " §	8,387,910	8,425,656
Residential Accredit Loans Inc 0.517% due 08/25/35 " §	614,477	440,635
Ryland Mortgage Securities Corp 5.782% due 10/01/27 "	21,861	17,486
Securitized Asset Sales Inc 0.757% due 11/26/23 " §	12,867	13,236
Sequoia Mortgage Trust 0.919% due 10/19/26 " §	576,982	575,644
Structured Adjustable Rate Mortgage Loan Trust
1.548% due 01/25/35 " §	560,329	394,143
2.778% due 02/25/34 " §	199,063	202,419
2.817% due 08/25/35 " §	1,279,478	1,145,615
Structured Asset Mortgage Investments Inc
0.347% due 03/25/37 " §	174,810	115,127
0.437% due 05/25/36 " §	1,174,123	777,795
0.469% due 07/19/35 " §	1,214,240	1,059,602
0.497% due 02/25/36 " §	1,351,340	889,283
0.879% due 10/19/34 " §	611,701	584,318
Structured Asset Securities Corp
2.603% due 01/25/32 " §	15,577	13,092
2.843% due 10/28/35 " § ~	412,992	373,563
Swan Trust (Australia) 4.822% due 04/25/41 " §	AUD 962,055	996,349
Washington Mutual Mortgage Pass-Through Certificates
0.477% due 11/25/45 " §	$849,346	768,474
0.918% due 05/25/47 " §	1,984,522	1,535,743
1.148% due 02/25/46 " §	779,249	697,011
1.348% due 11/25/42 " §	105,041	97,962
2.453% due 06/25/33 " §	1,377,598	1,421,727
2.594% due 11/25/46 " §	528,530	458,165
5.314% due 08/25/35 " §	744,598	726,344
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 12/25/34 " §	1,083,714	1,095,425
2.610% due 11/25/34 " §	408,894	409,939
2.616% due 09/25/34 " §	540,811	557,830
5.596% due 04/25/36 " §	826,143	822,213

		139,373,874

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Fannie Mae - 0.4%

1.348% due 11/01/42 - 10/01/44 " §	$635,508	$649,744
2.148% due 02/01/36 " §	98,897	100,866
2.195% due 01/01/25 " §	62,460	63,041
2.207% due 11/01/35 " §	196,699	207,857
2.249% due 12/01/34 " §	210,228	221,984
2.267% due 12/01/22 " §	19,938	21,287
2.520% due 08/01/17 " §	283,965	292,942
2.638% due 05/01/35 " §	67,920	72,625
2.735% due 03/01/35 " §	69,709	70,531
2.769% due 03/01/35 " §	638,260	682,363
2.830% due 03/01/35 " §	189,024	196,141
3.120% due 04/01/35 " §	781,920	831,206
3.348% due 03/01/18 " §	126,001	133,245
3.613% due 07/01/26 " §	14,142	14,361
4.478% due 10/01/35 " §	307,146	328,493
4.762% due 09/01/35 " §	297,827	318,798
4.998% due 08/01/24 " §	15,486	15,762
5.340% due 11/01/35 " §	599,524	649,636
5.348% due 01/01/36 " §	655,351	708,841
5.531% due 03/01/36 " §	503,627	547,206

		6,126,929

Freddie Mac - 0.1%

2.367% due 01/01/34 " §	449,361	471,032
2.856% due 08/01/35 " §	31,274	33,595
5.083% due 10/01/35 " §	290,796	313,699
5.683% due 03/01/36 " §	280,551	305,665

		1,123,991

Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	134,361	139,257
1.750% due 05/20/23 " §	5,397	5,623
2.000% due 10/20/24 - 01/20/27 " §	104,119	108,714
2.500% due 02/20/25 " §	26,545	27,754

		281,348

Total Mortgage-Backed Securities (Cost $173,219,105)		163,071,272

ASSET-BACKED SECURITIES - 2.5%

Alzette European SA CLO (Luxembourg) 0.709% due 12/15/20 " § ~	1,004,479	990,229
AMMC VI Ltd CLO (Cayman) 0.652% due 05/03/18 " § ~	566,123	559,253
Amortizing Residential Collateral Trust 0.797% due 07/25/32 " §	125,612	105,088
Aquilae PLC CLO (Ireland) 1.007% due 01/17/23 " § ~	EUR 473,248	586,230
Asset-Backed Securities Corp Home Equity 0.297% due 05/25/37 " §	$165,387	132,366
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/36 " §	198,956	189,613
0.327% due 11/25/36 " §	1,094,508	663,180
0.877% due 10/25/32 " §	56,973	51,278
1.217% due 10/25/37 " §	2,339,584	1,805,351
Citigroup Mortgage Loan Trust Inc
0.257% due 12/25/36 " §	46,624	46,326
0.297% due 01/25/37 " §	666,339	298,145
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	118,331	123,849
Countrywide Asset-Backed Certificates
0.407% due 06/25/36 " §	700,658	677,271
0.467% due 04/25/36 " §	496,805	470,080
Credit-Based Asset Servicing & Securitization LLC 0.287% due 01/25/37 " §	295,840	77,383
Duane Street I Ltd CLO (Cayman) 0.689% due 11/08/17 " § ~	1,621,957	1,608,170
Equity One Asset-Backed Securities Inc 0.517% due 04/25/34 " §	499,893	378,051

	Principal Amount	Value
First Franklin Mortgage Loan Trust 0.957% due 12/25/34 " §	$9,785	$9,736
Freddie Mac Structured Pass-Through Securities 0.477% due 08/25/31 " §	239,005	233,789
Harbourmaster Ltd CLO (Netherlands) 0.512% due 06/15/20 " § ~	EUR 510,856	639,099
Harvest SA CLO (Luxembourg) 0.936% due 03/29/17 " § ~	355,877	453,090
Home Equity Asset Trust 0.277% due 05/25/37 " §	$126,894	125,498
HSBC Home Equity Loan Trust 0.529% due 01/20/35 " §	375,986	362,997
HSI Asset Securitization Corp Trust 0.267% due 10/25/36 " §	23,147	9,043
JPMorgan Mortgage Acquisition Corp 0.277% due 03/25/47 " §	109,998	102,298
LCM V Ltd CDO (Cayman) 0.606% due 03/21/19 " § ~	1,400,000	1,340,722
Magnolia Funding Ltd (United Kingdom) 3.000% due 04/20/17 " ~	EUR 1,053,867	1,358,955
Morgan Stanley IXIS Real Estate Capital Trust 0.267% due 11/25/36 " §	$2,251	910
Nautique Funding Ltd CDO (Cayman) 0.705% due 04/15/20 " § ~	962,297	920,712
Navigare Funding Ltd CLO (Cayman) 0.694% due 05/20/19 " § ~	779,395	768,296
New Century Home Equity Loan Trust 0.397% due 05/25/36 " §	1,026,660	589,646
NYLIM Flatiron Ltd CLO (Cayman) 0.659% due 08/08/20 " § ~	1,300,000	1,250,652
Park Place Securities Inc 0.477% due 09/25/35 " §	107,892	104,535
Penta SA CLO (Luxembourg) 1.166% due 06/04/24 " § ~	EUR 4,841,537	5,734,788
Popular ABS Mortgage Pass-Through Trust 0.307% due 06/25/47 " §	$2,132,876	1,792,925
Renaissance Home Equity Loan Trust 0.977% due 12/25/32 " §	217,275	149,926
Securitized Asset-Backed Receivables LLC 0.257% due 01/25/37 " §	151,548	133,491
SLC Student Loan Trust 0.545% due 08/15/19 " §	54,469	54,473
SLM Student Loan Trust
0.522% due 09/15/21 " § ~	EUR 675,340	855,538
0.692% due 10/25/23 " § ~	5,000,000	5,939,259
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$4,319,833	4,938,318
Soundview Home Equity Loan Trust 0.277% due 11/25/36 " § ~	195,223	62,990
Specialty Underwriting & Residential Finance 0.277% due 01/25/38 " §	51,355	48,823
Structured Asset Securities Corp 1.715% due 04/25/35 " §	1,872,495	1,790,805
Wood Street BV CLO (Netherlands) 0.696% due 03/29/21 " § ~	EUR 1,219,773	1,518,929

Total Asset-Backed Securities (Cost $42,576,823)		40,052,106

U.S. GOVERNMENT AGENCY ISSUES - 2.1%

Fannie Mae
2.600% due 05/02/22	$3,010,000	3,032,551
2.700% due 03/28/22	18,200,000	18,439,421
Freddie Mac 2.000% due 03/14/19	12,465,000	12,547,406

Total U.S. Government Agency Issues (Cost $33,829,231)		34,019,378

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 93.5%

U.S. Treasury Inflation Protected Securities - 93.5%

0.125% due 04/15/16 ^ ‡	$68,228,100	$72,353,725
0.125% due 04/15/17 ^ ‡	62,677,956	67,588,946
0.125% due 07/15/22 ^	119,424,933	130,621,810
0.500% due 04/15/15 ^	26,060,966	27,398,623
0.625% due 07/15/21 ^	147,387,581	168,783,055
0.750% due 02/15/42 ^	5,272,644	5,747,182
1.125% due 01/15/21 ^	27,493,725	32,571,486
1.250% due 04/15/14 ^	2,859,490	2,975,259
1.250% due 07/15/20 ^	42,275,339	50,581,767
1.375% due 07/15/18 ^	3,145,000	3,689,969
1.375% due 01/15/20 ^	17,556,246	21,020,866
1.625% due 01/15/15 ^	45,157,994	48,424,805
1.625% due 01/15/18 ^	87,492	102,475
1.750% due 01/15/28 ^ ‡	22,443,415	29,127,627
1.875% due 07/15/13 ^ ‡	124,403,005	128,143,582
1.875% due 07/15/15 ^	4,240,512	4,666,883
1.875% due 07/15/19 ^	7,951,301	9,773,890
2.000% due 07/15/14 ^ ‡	32,464,113	34,645,257
2.000% due 01/15/16 ^	61,283,686	68,748,703
2.000% due 01/15/26 ^	168,697,961	221,895,022
2.125% due 01/15/19 ^	15,473,675	19,001,193
2.125% due 02/15/40 ^	13,738,118	20,119,900
2.375% due 01/15/25 ^	63,901,278	86,893,649
2.375% due 01/15/27 ^ ‡	87,873,112	121,520,200
2.500% due 01/15/29 ^	1,110,377	1,591,682
2.625% due 07/15/17 ^	4,974,615	6,017,339
3.375% due 04/15/32 ^	1,342,432	2,233,262
3.625% due 04/15/28 ^	14,166	22,517
3.875% due 04/15/29 ^	81,255,296	135,262,207

		1,521,522,881

Total U.S. Treasury Obligations (Cost $1,448,164,576)		1,521,522,881

FOREIGN GOVERNMENT BONDS & NOTES - 7.0%

Australia Government Index-Linked Bond (Australia) 4.000% due 08/20/20 ^	AUD 10,000,000	20,299,967
Canada Government Index-Linked Bond (Canada)
1.500% due 12/01/44 ^	CAD 5,959,567	8,023,077
3.000% due 12/01/36 ^	3,657,194	6,102,429
4.250% due 12/01/21 ^	877,524	1,272,807
Canadian Government Bond (Canada) 1.500% due 08/01/15	19,100,000	19,617,182
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16 ^	EUR 11,831,213	15,054,245
2.100% due 09/15/17 ^	2,387,007	2,955,155
2.100% due 09/15/21 ^	105,960	120,916
2.350% due 09/15/19 ^	541,330	661,543
New South Wales Treasury Corp Index-Linked (Australia)
2.500% due 11/20/35 ^	AUD 1,100,000	1,434,821
2.750% due 11/20/25 ^	14,400,000	19,746,071
South Africa Government Bond - CPI Linked (South Africa) 2.750% due 01/31/22 ^	ZAR 3,347,220	456,118
United Kingdom Gilt Inflation-Linked (United Kingdom)
1.250% due 11/22/17 ^	GBP 3,499,048	6,507,749
1.875% due 11/22/22 ^	2,236,585	4,597,399
2.500% due 07/26/16 ^ ~	1,300,000	7,204,843

Total Foreign Government Bonds & Notes (Cost $98,482,587)		114,054,322

	Principal Amount	Value
PURCHASED OPTIONS - 0.0%
(See Note (h) in Notes to Schedule of Investments) (Cost $942,935)		$661,720

SHORT-TERM INVESTMENTS - 38.7%

Commercial Paper - 1.4%

Santander SA (United Kingdom) 2.243% due 04/02/13	$8,600,000	8,504,342
Standard Chartered Bank (United Kingdom) 0.950% due 10/01/13	14,100,000	13,964,562

		22,468,904

Foreign Government Issues - 9.7%

Italy Buoni Ordinari del Tesoro BOT (Italy)
1.711% due 09/13/13	EUR 5,550,000	7,011,865
1.736% due 09/13/13	5,550,000	7,011,866
Japan Treasury Discount Bill (Japan)
0.095% due 11/05/12	JPY 530,000,000	6,790,744
0.095% due 11/05/12	140,000,000	1,793,781
0.096% due 10/29/12	10,590,000,000	135,689,328

		158,297,584

U.S. Treasury Bills - 0.3%

0.124% due 03/14/13 ‡	$2,153,000	2,151,702
0.137% due 02/14/13 ‡	850,000	849,655
0.139% due 02/14/13 ‡	870,000	869,647
0.140% due 02/07/13 ‡	835,000	834,694
0.176% due 07/25/13 ‡	389,000	388,519
0.205% due 06/27/13 ‡	313,000	312,649

		5,406,866

U.S. Government Agency Issues - 18.1%

Fannie Mae 0.130% due 12/26/12	67,000,000	66,995,176
Federal Home Loan Bank
0.085% due 11/28/12	126,015,000	125,997,743
0.120% due 11/23/12	34,300,000	34,293,940
Freddie Mac
0.090% due 01/29/13	66,085,000	66,076,211
0.125% due 11/27/12	1,500,000	1,499,703

		294,862,773

Repurchase Agreements - 9.2%

Bank of America Corp 0.220% due 10/01/12 (Dated 09/28/12, repurchase price of $14,700,270; collateralized by U.S. Treasury Notes: 0.875% due 02/28/17 and value $15,001,191)	14,700,000	14,700,000
Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $10,304,651; collateralized by U.S. Treasury Notes: 3.625% due 12/31/12 and value $10,510,775)	10,304,643	10,304,643

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co 0.280% due 10/01/12 (Dated 09/28/12, repurchase price of $2,200,051; collateralized by Fannie Mae: 0.750% due 04/10/15 and value $2,246,625)	$2,200,000	$2,200,000
Royal Bank of Canada 0.290% due 10/01/12 (Dated 09/28/12, repurchase price of $122,302,956; collateralized by U.S. Treasury Bonds: 3.750% due 08/15/41 and value $22,619,960; and U.S. Treasury Notes: 0.875% due 04/30/17 and value $102,003,015)	122,300,000	122,300,000

		149,504,643

Total Short-Term Investments (Cost $630,235,906)		630,540,770

TOTAL INVESTMENTS - 173.7% (Cost $2,743,622,780)		2,827,765,206

OTHER ASSETS & LIABILITIES, NET - (73.7%)		(1,200,174,840)

NET ASSETS - 100.0%		$1,627,590,366

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $1,893,966 or 0.1% of the portfolio’s net assets were in default as of September 30, 2012.

(c)	As of September 30, 2012, 3.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2012, investments with total aggregate values of $466,745, $8,518,325 and $1,779,280 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively. In addition, $7,000 and $111,000 in cash were segregated as collateral for open futures contracts and swap contracts, respectively.

(e)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Eurodollar (09/15)	179	$179,000,000	$46,125
Eurodollar (03/16)	445	445,000,000	119,636
U.S. Treasury 10-Year Notes (12/12)	71	7,100,000	69,492

Total Futures Contracts			$235,253

(f)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2012 was $699,391,035 at a weighted average interest rate of 0.215%.

(g)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,874,000	USD	1,923,914	10/12	BRC	$18,612
AUD	1,491,000	USD	1,513,641	10/12	JPM	31,880
BRL	7,363,036	USD	3,596,810	10/12	UBS	35,221
BRL	1,116,215	USD	545,000	12/12	HSB	1,450
BRL	6,297,184	USD	3,070,000	12/12	MSC	12,825
BRL	3,267,665	USD	1,595,000	12/12	UBS	4,706
EUR	1,851,565	USD	2,389,926	10/12	HSB	(10,573)
EUR	1,947,000	USD	2,492,345	12/12	BRC	11,678
EUR	2,160,000	USD	2,827,350	12/12	CIT	(49,389)
EUR	712,000	USD	922,798	12/12	JPM	(7,100)
EUR	1,341,000	USD	1,753,016	12/12	RBC	(28,365)
EUR	1,851,000	USD	2,382,496	12/12	RBS	(1,938)
EUR	2,092,000	USD	2,711,954	12/12	UBS	(21,447)
GBP	1,062,000	USD	1,692,696	10/12	BRC	22,221
GBP	1,500,000	USD	2,367,150	10/12	DUB	55,049
GBP	14,974,000	USD	24,245,751	10/12	HSB	(65,746)
GBP	402,000	USD	638,316	10/12	HSB	10,834
GBP	138,000	USD	223,846	11/12	UBS	(1,024)
MXN	920,689	USD	67,993	12/12	HSB	3,097
SGD	851	USD	676	10/12	RBS	17
USD	46,964,638	AUD	45,545,000	10/12	RBC	(245,786)
USD	2,308,290	BRL	4,759,695	10/12	BRC	(39,567)
USD	1,081,195	BRL	2,232,993	10/12	MSC	(20,294)
USD	179,502	BRL	370,349	10/12	UBS	(3,183)
USD	2,929,706	BRL	6,063,905	12/12	UBS	(38,916)
USD	18,880,314	CAD	18,287,000	12/12	CIT	312,155
USD	16,862,091	CAD	16,467,000	12/12	DUB	141,913
USD	5,022	CNY	32,000	02/13	JPM	(21)
USD	2,380,488	EUR	1,851,000	10/12	RBS	1,861
USD	5,109,325	EUR	3,969,000	12/12	BNP	4,822
USD	3,189,167	EUR	2,432,000	12/12	BRC	61,389
USD	2,232,955	EUR	1,731,000	12/12	DUB	6,728
USD	66,364,611	EUR	51,911,000	12/12	HSB	(397,764)
USD	6,143,873	EUR	4,773,000	12/12	RBS	5,352
USD	14,226,133	EUR	10,966,800	09/13	BRC	79,782

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,554,284	GBP	2,876,000	10/12	BRC	($89,879)
USD	13,912,683	GBP	8,566,000	10/12	BRC	80,312
USD	170,718	GBP	106,000	10/12	DUB	(451)
USD	10,105,670	GBP	6,390,000	10/12	GSC	(212,898)
USD	24,242,906	GBP	14,974,000	11/12	HSB	65,147
USD	48,142,933	JPY	3,757,580,000	10/12	CIT	(17,147)
USD	48,149,539	JPY	3,757,590,000	10/12	CSF	(10,669)
USD	39,410,893	JPY	3,074,830,000	10/12	UBS	1,471
USD	8,538,425	JPY	670,000,000	11/12	CIT	(49,303)
USD	231	PHP	10,100	10/12	CIT	(11)
USD	424,849	ZAR	3,561,295	10/12	UBS	(1,627)

Total Forward Foreign Currency Contracts						($344,576)

(h)	Purchased options outstanding as of September 30, 2012 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap r	Receive	3.875%	04/14/14	DUB	$7,900,000	$401,715	$175,135

Straddle Options

Description	Counter- party	Exercise Price (1)	Expiration Date	Notional Amount	Cost	Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	DUB	$-	12/10/12	$3,600,000	$303,000	$273,704
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	MSC	-	12/10/12	600,000	51,000	45,617
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	RBS	-	12/10/12	2,200,000	187,220	167,264

					$541,220	$486,585

Total Purchased Options					$942,935	$661,720

(1)	Exercise price and final cost determined on a future date based upon implied volatility parameters.

(i)	Transactions in written options for the nine-month period ended September 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2011	-	1,469,500,000	-	$8,667,006
Call Options Written	50	183,600,000	-	1,537,116
Put Options Written	50	222,800,000	6,100,000	2,875,946
Call Options Closed	(50)	(181,300,000)	-	(1,066,118)
Put Options Closed	(50)	(1,127,000,000)	-	(9,357,885)

Outstanding, September 30, 2012	-	567,600,000	6,100,000	$2,656,065

(j)	Premiums received and value of written options outstanding as of September 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$9,800,000	$73,500	($20,656)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(133,194)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(13,201)

						$995,890	($167,051)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	GSC	$6,100,000	$-	($28,056)
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	JPM	31,300,000	-	(143,961)
Call - OTC 2-Year Interest Rate Swap	Receive	1.056%	10/11/12	MSC	40,600,000	-	(558,323)
Call - OTC 2-Year Interest Rate Swap	Receive	0.915%	11/14/12	MSC	46,300,000	-	(501,846)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	JPM	19,800,000	45,540	(47,744)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	RBS	35,800,000	84,578	(86,325)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	CIT	21,600,000	254,880	(851,692)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	DUB	8,000,000	86,000	(315,442)

						470,998	(2,533,389)

Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	GSC	6,100,000	-	(1)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	JPM	31,300,000	-	(3)
Put - OTC 2-Year Interest Rate Swap	Pay	1.056%	10/11/12	MSC	40,600,000	-	(4)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	46,300,000	-	(343)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	CIT	21,600,000	406,080	(11,835)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	DUB	8,000,000	160,000	(4,383)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	6,000,000	56,358	(1,348)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	JPM	19,800,000	51,480	(26,506)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	RBS	35,800,000	84,577	(47,925)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	33,200,000	398,400	(78,472)

	Based on 3-Month EUR-LIBOR
Put - OTC 10-Year Interest Rate Swap	Pay	2.150%	01/07/13	DUB	EUR 6,100,000	32,282	(26,577)

						1,189,177	(197,397)

						$1,660,175	($2,730,786)

Total Written Options						$2,656,065	($2,897,837)

(k)	Swap agreements outstanding as of September 30, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Starwoods Hotel & Resorts Worldwide Inc	2.370%	03/20/13	BOA	0.198%	$3,000,000	($33,009)	$-	($33,009)
Rexam PLC	1.450%	06/20/13	BRC	0.117%	4,200,000	(42,561)	-	(42,561)
Embarq Corp	2.140%	06/20/13	MSC	0.194%	5,000,000	(73,987)	-	(73,987)
DISH DBS Corp	3.650%	12/20/13	BOA	0.723%	4,900,000	(180,832)	-	(180,832)
DISH DBS Corp	3.650%	12/20/13	CIT	0.723%	4,100,000	(151,308)	-	(151,308)
Centex Corp	1.000%	06/20/14	BNP	0.513%	3,500,000	(30,329)	(46,651)	16,322
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.311%	3,000,000	(26,228)	-	(26,228)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.311%	3,000,000	(46,948)	-	(46,948)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.411%	250,000	(2,132)	-	(2,132)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.352%	4,000,000	(140,970)	208,974	(349,944)
Health Care Properties Inc	2.910%	03/20/18	GSC	1.316%	3,000,000	(252,688)	-	(252,688)
Con-way Inc	3.800%	03/20/18	UBS	2.704%	4,000,000	(222,576)	-	(222,576)

						($1,203,568)	$162,323	($1,365,891)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nokia Corp	5.000%	09/20/14	GSC	6.008%	EUR 1,700,000	($38,458)	($186,163)	$147,705
Brazil Government Bond	1.000%	06/20/15	BRC	0.662%	$760,000	7,168	(14,482)	21,650
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	DUB	0.197%	700,000	15,545	3,329	12,216
Brazil Government Bond	1.000%	06/20/15	HSB	0.662%	3,000,000	28,293	(42,473)	70,766
Brazil Government Bond	1.000%	06/20/15	JPM	0.662%	1,200,000	11,317	(13,657)	24,974
Brazil Government Bond	1.000%	06/20/15	RBS	0.662%	2,300,000	21,692	(44,420)	66,112
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/15	CSF	0.229%	5,600,000	140,813	131,352	9,461
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/15	DUB	0.229%	4,400,000	110,639	102,119	8,520
Japanese Government Bond OAT	1.000%	12/20/15	GSC	0.459%	600,000	10,588	12,651	(2,063)
Japanese Government Bond OAT	1.000%	12/20/15	JPM	0.459%	7,200,000	127,062	165,512	(38,450)
Japanese Government Bond OAT	1.000%	12/20/15	RBS	0.459%	4,300,000	75,884	96,630	(20,746)
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/16	BNP	0.306%	2,900,000	75,646	65,790	9,856
Brazil Government Bond	1.000%	06/20/20	HSB	1.375%	8,040,000	(214,149)	(234,725)	20,576

						$372,040	$41,463	$330,577

Total Credit Default Swaps						($831,528)	$203,786	($1,035,314)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC-3-Month USD-LIBOR	BNP	Pay	1.500%	11/02/12	$3,400,000	($6,632)	($1,768)	($4,864)
OTC-3-Month USD-LIBOR	BRC	Pay	1.500%	11/02/12	3,300,000	(6,436)	(2,211)	(4,225)
OTC-BRL-CDI-Compounded r	UBS	Pay	8.260%	01/02/15	BRL 17,500,000	16,734	19,239	(2,505)
OTC-BRL-CDI-Compounded r	GSC	Pay	8.410%	01/02/15	12,100,000	28,923	27,703	1,220
OTC-BRL-CDI-Compounded r	MSC	Pay	8.630%	01/02/15	98,800,000	445,558	576,804	(131,246)
OTC-BRL-CDI-Compounded r	HSB	Pay	8.825%	01/02/15	55,200,000	357,163	326,121	31,042
OTC-3-Month USD-LIBOR r	BNP	Receive	2.500%	07/15/22	$5,000,000	31,000	31,000	-
OTC-3-Month USD-LIBOR r	CIT	Receive	2.500%	07/15/22	500,000	-	-	-
OTC-3-Month USD-LIBOR r	DUB	Receive	2.500%	07/15/22	3,800,000	26,399	27,740	(1,341)
CME-3-Month USD-LIBOR	CME	Receive	2.500%	12/19/42	41,000,000	1,172,320	1,656,965	(484,645)

Total Interest Rate Swaps						$2,065,029	$2,661,593	($596,564)

Total Swap Agreements						$1,233,501	$2,865,379	($1,631,878)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,961,600	$3,961,600	$-	$-
	Corporate Bonds & Notes	317,015,430	-	317,015,430	-
	Senior Loan Notes	2,865,727	-	2,865,727	-
	Mortgage-Backed Securities	163,071,272	-	147,194,044	15,877,228
	Asset-Backed Securities	40,052,106	-	37,352,429	2,699,677
	U.S. Government Agency Issues	34,019,378	-	34,019,378	-
	U.S. Treasury Obligations	1,521,522,881	-	1,521,522,881	-
	Foreign Government Bonds & Notes	114,054,322	-	114,054,322	-
	Short-Term Investments	630,540,770	-	630,540,770	-
	Derivatives:
	Credit Contracts
	Swaps	624,647	-	624,647	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	968,522	-	968,522	-
	Interest Rate Contracts
	Futures	235,253	235,253	-	-
	Purchased Options	661,720	-	175,135	486,585
	Swaps	2,078,097	-	2,078,097	-

	Total Interest Rate Contracts	2,975,070	235,253	2,253,232	486,585

	Total Assets - Derivatives	4,568,239	235,253	3,846,401	486,585

	Total Assets	2,831,671,725	4,196,853	2,808,411,382	19,063,490

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,456,175)	-	(1,456,175)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,313,098)	-	(1,313,098)	-
	Interest Rate Contracts
	Written Options	(2,897,837)	-	(2,730,786)	(167,051)
	Swaps	(13,068)	-	(13,068)	-

	Total Interest Rate Contracts	(2,910,905)	-	(2,743,854)	(167,051)

	Total Liabilities - Derivatives	(5,680,178)	-	(5,513,127)	(167,051)

	Total Liabilities	(5,680,178)	-	(5,513,127)	(167,051)

	Total	$2,825,991,547	$4,196,853	$2,802,898,255	$18,896,439

During the nine-month period ended September 30, 2012, an investment with a value of $1,910,671 was transferred from level 2 to level 3 due to the valuation being updated from an evaluated vendor price to a price determined by a valuation committee established under the Fund Procedures. Also during the period, an investment with a value of $920,712 was transferred from level 3 to level 2 due to valuation being updated from a price determined by a valuation committee established under the Fund Procedures to an evaluated vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Assets Derivatives Interest Rate Contracts Purchased Options	Liabilities Derivatives Interest Rate Contracts Written Options	Total
Value, Beginning of Period	$5,285,489	$21,644,080	$3,861,361	$-	($542,748)	$30,248,182
Purchases	-	5,524,062	768,000	541,220	43,725	6,877,007
Sales (includes paydowns)	(5,235,125)	(13,253,737)	(1,068,485)	-	-	(19,557,347)
Accrued Discounts (Premiums)	(29,742)	(8)	12,220	-	-	(17,530)
Net Realized Gains (Losses)	20,105	70,644	(43,468)	-	184,175	231,456
Change in Net Unrealized Appreciation (Depreciation)	(40,727)	(18,484)	90,761	(54,635)	147,797	124,712
Transfers In	-	1,910,671	-	-	-	1,910,671
Transfers Out	-	-	(920,712)	-	-	(920,712)

Value, End of Period	$-	$15,877,228	$2,699,677	$486,585	($167,051)	$18,896,439

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$28,712	$60,480	($54,635)	$274,370	$308,927

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Additional	required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Mortgage-Backed Securities	$7,451,573	Benchmark	Base Rate	76.68 - 112.32 (96.48)
Asset-Backed Securities	2,699,677	Benchmark	Base Rate	95.85 - 100.38 (98.12)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 29.9%

U.S. Treasury Inflation Protected Securities - 29.9%

0.125% due 04/15/16 ^	$15,196,320	$16,114,041
0.125% due 04/15/17 ^	12,488,201	13,459,946
0.125% due 01/15/22 ^	11,519,455	12,577,805
0.125% due 07/15/22 ^	17,515,306	19,158,732
0.625% due 07/15/21 ^	630,267	721,754
0.750% due 02/15/42 ^	3,792,248	4,133,550
1.125% due 01/15/21 ^	3,749,620	4,442,130
1.250% due 07/15/20 ^	9,013,976	10,785,079
1.375% due 07/15/18 ^	13,493,750	15,831,961
1.375% due 01/15/20 ^	2,595,824	3,108,094
1.625% due 01/15/18 ^	15,015,815	17,587,273
1.750% due 01/15/28 ^	16,437,560	21,331,580
1.875% due 07/15/15 ^	2,579,645	2,839,020
1.875% due 07/15/19 ^	13,810,154	16,975,703
2.000% due 01/15/16 ^	2,528,070	2,835,390
2.000% due 01/15/26 ^	11,462,894	15,085,352
2.125% due 01/15/19 ^	13,083,259	16,065,836
2.125% due 02/15/40 ^	1,060,040	1,552,461
2.125% due 02/15/41 ^	13,318,635	19,637,702
2.375% due 01/15/17 ^	13,815,341	16,212,524
2.375% due 01/15/25 ^	1,203,335	1,636,160
2.375% due 01/15/27 ^	16,394,356	22,674,165
2.500% due 07/15/16 ^	2,927,036	3,399,937
2.500% due 01/15/29 ^	14,555,926	20,861,597
2.625% due 07/15/17 ^	7,804,618	9,440,536
3.375% due 04/15/32 ^	5,769,876	9,598,731
3.625% due 04/15/28 ^	14,562,340	23,147,290
3.875% due 04/15/29 ^	11,999,843	19,974,111

		341,188,460

Total U.S. Treasury Obligations (Cost $314,423,983)		341,188,460

FOREIGN GOVERNMENT BONDS & NOTES - 25.6%

Canada Government Index-Linked Bond (Canada)
2.000% due 12/01/41 ^	CAD 7,101,055	10,480,683
4.000% due 12/01/31 ^	6,648,050	11,762,741
4.250% due 12/01/21 ^	36,563,500	53,033,626
4.250% due 12/01/26 ^	6,917,300	11,432,859
Sweden Government Index-Linked Bond (Sweden)
0.000% due 04/01/14 ^	SEK 71,000,000	13,847,529
4.000% due 12/01/20 ^	100,000,000	26,215,595
United Kingdom Gilt Inflation-Linked Bond (United Kingdom)
0.625% due 03/22/40 ^ ~	GBP 8,106,080	14,343,423
1.250% due 11/22/55 ^	15,114,840	33,661,268
2.500% due 07/26/16 ^ ~	21,000,000	116,385,919

Total Foreign Government Bonds & Notes (Cost $285,763,176)		291,163,643

	Shares

SHORT-TERM INVESTMENTS - 64.8%

Money Market Fund - 29.2%

BlackRock Liquidity Funds T-Fund Portfolio	332,126,635	332,126,635

	Principal Amount	Value
U.S. Government Agency Issues - 22.4%

Fannie Mae 0.081% due 10/15/12	$135,000,000	$134,995,800
Freddie Mac
0.091% due 10/11/12	20,000,000	19,999,500
0.101% due 10/11/12	100,000,000	99,997,222

		254,992,522

Repurchase Agreement - 13.2%

The Royal Bank of Scotland Group PLC 0.150% due 10/01/12 (Dated 09/28/12, repurchase price of $150,001,875; collateralized by U.S. Treasury Notes: 0.875% due 02/28/17 and value $153,062,494)	150,000,000	150,000,000

Total Short-Term Investments (Cost $737,119,157)		737,119,157

TOTAL INVESTMENTS - 120.3% (Cost $1,337,306,316)		1,369,471,260

OTHER ASSETS & LIABILITIES, NET - (20.3%)		(230,795,912)

NET ASSETS - 100.0%		$1,138,675,348

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, $812,418 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
U.S. Treasury 2-Year Notes (12/12)	938	$187,600,000	$87,826

Short Futures Outstanding
U.S. Treasury 30-Year Bonds (12/12)	150	15,000,000	48,965

Total Futures Contracts			$136,791

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	43,392,490	USD	43,570,519	11/12	JPM	$524,277
CAD	13,800,016	USD	14,044,459	11/12	UBS	(21,091)
GBP	18,500,000	USD	29,926,248	11/12	UBS	(56,488)
GBP	52,569,844	USD	82,533,078	11/12	UBS	2,345,223
USD	3,872,146	CAD	3,883,123	11/12	CSF	(73,826)
USD	44,043,552	CAD	44,202,593	11/12	JPM	(874,459)
USD	7,026,518	CAD	6,899,752	11/12	JPM	15,093
USD	84,128,593	CAD	84,204,309	11/12	UBS	(1,438,560)
USD	124,797,769	GBP	80,237,379	11/12	JPM	(4,752,024)
USD	166,133,423	GBP	106,435,743	11/12	UBS	(5,715,766)
USD	36,618,276	SEK	247,803,195	11/12	CSF	(1,056,071)

Total Forward Foreign Currency Contracts						($11,103,692)

(e)	Swap agreements outstanding as of September 30, 2012 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Interest from Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR - 8 bp	BRC	01/17/13	$402,596,285	($2,444,404)	$-	($2,444,404)

Total Swap Agreements					($2,444,404)	$-	($2,444,404)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$341,188,460	$-	$341,188,460	$-
	Foreign Government Bonds & Notes	291,163,643	-	291,163,643	-
	Short-Term Investments	737,119,157	332,126,635	404,992,522	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,884,593	-	2,884,593	-
	Interest Rate Contracts
	Futures	136,791	136,791	-	-

	Total Assets - Derivatives	3,021,384	136,791	2,884,593	-

	Total Assets	1,372,492,644	332,263,426	1,040,229,218	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,988,285)	-	(13,988,285)	-
	Interest Rate Contracts
	Swaps	(2,444,404)	-	(2,444,404)	-

	Total Liabilities - Derivatives	(16,432,689)	-	(16,432,689)	-

	Total Liabilities	(16,432,689)	-	(16,432,689)	-

	Total	$1,356,059,955	$332,263,426	$1,023,796,529	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Ally Financial Inc * ~	2,000	$1,871,063
DG Funding Trust * ~ r	233	1,736,432

		3,607,495

Total Preferred Stocks (Cost $3,835,681)		3,607,495

CONVERTIBLE PREFERRED STOCKS - 1.2%

Financials - 1.2%

Wells Fargo & Co 7.500%	50,000	61,900,000

Total Convertible Preferred Stocks (Cost $37,049,553)		61,900,000

	Principal Amount

CORPORATE BONDS & NOTES - 24.0%

Consumer Discretionary - 0.4%

Comcast Corp 7.050% due 03/15/33	$3,000,000	3,951,549
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,704,000
Cox Communications Inc 6.800% due 08/01/28	110,000	130,093
DISH DBS Corp 6.625% due 10/01/14	1,900,000	2,066,250
General Motors Co - Escrow Receipts 8.375% due 07/05/33 Y + r	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,102,600
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,885,613

		23,840,105

Consumer Staples - 1.0%

Kraft Foods Group Inc 6.125% due 08/23/18 ~ r	11,318,000	13,883,632
Kraft Foods Inc
6.125% due 02/01/18	3,982,000	4,868,497
6.500% due 08/11/17	5,000,000	6,155,320
6.875% due 02/01/38	2,600,000	3,585,046
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,945,276
Reynolds Group Issuer Inc 6.875% due 02/15/21	8,000,000	8,480,000
The Clorox Co 5.950% due 10/15/17	5,000,000	6,012,345
The Kroger Co 5.500% due 02/01/13	2,900,000	2,946,032

		50,876,148

Energy - 2.4%

AK Transneft OJSC (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,650,500
Cameron International Corp 1.351% due 06/02/14 §	6,100,000	6,098,432
Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	500,000	534,375
5.875% due 06/01/15 ~	EUR 1,800,000	2,512,709
8.146% due 04/11/18 ~	$10,800,000	13,210,776
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,611,805

	Principal Amount	Value
NGPL PipeCo LLC 7.119% due 12/15/17 ~	$18,800,000	$20,069,000
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,140,500
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	4,268,000	4,820,706
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	17,400,000	19,696,817
5.875% due 03/01/18	11,600,000	13,276,548
7.875% due 03/15/19	2,100,000	2,648,682
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	10,126,500
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
6.332% due 09/30/27 ~ r	2,600,000	3,172,827
6.750% due 09/30/19	2,600,000	3,269,500
Reliance Holdings USA Inc 4.500% due 10/19/20 ~ r	4,000,000	4,107,300
TNK - BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~	1,400,000	1,701,350
7.500% due 07/18/16 ~	400,000	464,200
7.875% due 03/13/18 ~	4,700,000	5,710,500
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	7,011,706

		126,834,733

Financials - 17.1%

Abbey National Treasury Services PLC (United Kingdom) 2.028% due 04/25/14 §	9,000,000	8,935,848
Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,368,649
Ally Financial Inc
3.638% due 02/11/14 §	29,200,000	29,526,456
3.779% due 06/20/14 §	9,500,000	9,761,440
4.500% due 02/11/14	9,600,000	9,840,000
5.500% due 02/15/17	9,200,000	9,627,772
7.500% due 09/15/20	2,900,000	3,338,625
American Express Bank FSB 5.500% due 04/16/13	17,800,000	18,287,435
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	24,899,812
American International Group Inc
5.050% due 10/01/15	7,200,000	7,895,642
5.450% due 05/18/17	4,400,000	5,028,162
5.600% due 10/18/16	6,820,000	7,778,080
5.850% due 01/16/18	23,900,000	27,792,951
8.000% due 05/22/68 § ~ r	EUR 5,600,000	8,079,240
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~ r	$5,400,000	5,463,002
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,582,500
Banco Santander Brazil SA (Brazil)
2.485% due 03/18/14 § ~	13,000,000	12,791,519
4.250% due 01/14/16 ~	8,400,000	8,610,000
4.500% due 04/06/15 ~	1,000,000	1,031,250
Bank of America Corp
0.765% due 08/15/16 §	2,800,000	2,585,929
1.867% due 01/30/14 §	23,600,000	23,776,976
4.500% due 04/01/15	5,900,000	6,323,803
5.650% due 05/01/18	12,900,000	14,728,253
6.000% due 09/01/17	1,480,000	1,714,106
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,907,907
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,815,533
6.250% due 02/16/21 ~	7,000,000	7,496,622

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	$4,200,000	$4,466,242
Bank of Nova Scotia (Canada)
1.650% due 10/29/15 ~	4,200,000	4,340,595
1.950% due 01/30/17 ~	600,000	629,576
Banque PSA Finance SA (France) 2.361% due 04/04/14 § ~ r	9,300,000	9,120,482
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	900,000	914,963
10.179% due 06/12/21 ~ r	19,520,000	25,465,890
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,320,600
BNP Paribas SA (France) 1.358% due 01/10/14 §	16,200,000	16,211,016
BPCE SA (France) 2.375% due 10/04/13 ~ r	1,700,000	1,708,469
CCCA LLC 7.900% due 10/15/12 ~ r	100,000	99,992
CIT Group Inc 5.250% due 04/01/14 ~	12,600,000	13,198,500
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,311,260
Citigroup Inc
0.678% due 06/09/16 §	15,900,000	14,707,723
5.500% due 04/11/13	10,200,000	10,451,144
5.875% due 05/29/37	1,800,000	2,126,417
8.500% due 05/22/19	7,678,000	10,169,388
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,770,076
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	3,700,000	3,762,937
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	6,921,499
Dexia Credit Local SA (France) 2.750% due 04/29/14 ~	11,000,000	11,166,320
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,083,882
Export - Import Bank of Korea (South Korea)
4.000% due 01/29/21	1,900,000	2,080,016
5.125% due 06/29/20	6,800,000	7,986,695
Ford Motor Credit Co LLC
2.750% due 05/15/15	5,800,000	5,918,784
7.000% due 04/15/15	500,000	561,250
8.000% due 12/15/16	500,000	599,012
8.700% due 10/01/14	700,000	796,417
12.000% due 05/15/15	3,300,000	4,116,750
General Electric Capital Corp
3.800% due 06/18/19 ~ r	12,300,000	13,006,205
6.875% due 01/10/39	6,900,000	9,261,698
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15	EUR 13,000,000	18,062,980
Goldman Sachs Capital II 4.000% due 06/01/43 §	$13,500,000	10,184,535
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~ r	3,900,000	3,938,871
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	10,097,235
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,789,226
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~ r	2,500,000	2,593,200
Intesa Sanpaolo SPA (Italy) 2.831% due 02/24/14 § ~ r	9,100,000	8,967,368
JPMorgan Chase & Co
0.475% due 09/26/13 §	EUR 4,400,000	5,662,089
3.150% due 07/05/16	$6,800,000	7,199,949
7.900% § ±	3,615,000	4,120,424

	Principal Amount	Value
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ± ~	$5,400,000	$6,065,944
Merrill Lynch & Co Inc 6.875% due 04/25/18	10,900,000	13,077,984
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~ r	600,000	614,536
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	6,916,852
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	635,239
New York Life Global Funding 4.650% due 05/09/13 ~ r	1,510,000	1,548,896
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	25,478,415
Nykredit Realkredit AS (Denmark)
1.675% due 04/01/38 §	DKK 29,726,096	5,169,979
1.675% due 10/01/38 §	33,932,134	5,919,042
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	3,904,603
Realkredit Danmark AS (Denmark) 2.080% due 01/01/38 §	DKK 175,247,128	30,541,188
Santander Finance Preferred SA Unipersonal (Spain) 11.300% § ±	GBP 7,500,000	12,204,250
Sberbank of Russia (Luxembourg)
4.950% due 02/07/17 ~	$3,400,000	3,587,000
5.400% due 03/24/17 ~	4,400,000	4,733,696
6.125% due 02/07/22 ~	2,700,000	2,990,250
SLM Corp
0.751% due 01/27/14 §	9,200,000	8,937,239
4.875% due 12/17/12	GBP 2,015,000	3,270,015
5.000% due 10/01/13	$1,250,000	1,301,563
5.375% due 01/15/13	770,000	781,692
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	4,275,000
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,434,190
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~ r	2,400,000	2,433,202
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,566,020
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	22,995,025
7.250% due 02/01/18	13,000,000	16,244,306
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ± ~ r	4,700,000	5,261,988
The Goldman Sachs Group Inc 6.250% due 09/01/17	5,800,000	6,807,379
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,344,565
The Royal Bank of Scotland Group PLC (United Kingdom)
4.875% due 08/25/14 ~	1,100,000	1,169,368
6.990% § ± ~ r	3,000,000	2,730,000
7.640% § ±	16,000,000	13,240,000
UBS AG (Switzerland)
1.447% due 01/28/14 §	1,300,000	1,305,702
5.875% due 12/20/17	24,700,000	29,278,540
Vesey Street Investment Trust I 4.404% due 09/01/16 §	6,400,000	6,855,667
Volkswagen International Finance NV (Netherlands) 0.911% due 10/01/12 § ~	21,000,000	21,000,000
Wachovia Bank NA 0.822% due 11/03/14 §	16,758,000	16,623,551
Westpac Banking Corp (Australia) 1.092% due 03/31/14 § ~	17,100,000	17,202,685

		891,322,758

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Health Care - 0.1%

UnitedHealth Group Inc 6.875% due 02/15/38	$2,700,000	$3,765,574

Industrials - 0.7%

CSX Corp 5.600% due 05/01/17	5,000,000	5,888,570
ERAC USA Finance LLC 6.375% due 10/15/17 ~	5,000,000	5,981,000
International Lease Finance Corp
5.750% due 05/15/16	1,500,000	1,598,122
6.375% due 03/25/13	4,500,000	4,606,875
Masco Corp 6.125% due 10/03/16	8,200,000	9,034,924
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	8,946,000
United Air Lines Inc
9.350% due 04/07/16 Y r	63,569	19,706
9.560% due 10/19/18 Y r	724,899	224,719
10.850% due 02/19/15 Y r	552,297	237,488

		36,537,404

Information Technology - 0.5%

Hewlett-Packard Co 0.711% due 05/24/13 §	25,500,000	25,504,615

Materials - 0.8%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,260,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,704,000
Gerdau Holdings Inc 7.000% due 01/20/20 ~	10,400,000	12,064,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,308,000
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,759,625
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,968,910
Sealed Air Corp 5.625% due 07/15/13 ~ r	2,100,000	2,163,000
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	813,180
Xstrata Canada Corp (Canada) 5.375% due 06/01/15	60,000	65,412

		40,106,127

Telecommunication Services - 0.6%

AT&T Inc 6.300% due 01/15/38	6,800,000	8,968,466
BellSouth Corp 5.200% due 09/15/14	9,100,000	9,889,643
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	314,700
4.750% due 02/16/21 ~	600,000	666,900
5.000% due 10/19/25 ~	7,000,000	7,822,500
Qwest Corp 6.875% due 09/15/33	1,386,000	1,410,255

		29,072,464

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	8,257,920
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,236,791
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	975,220

	Principal Amount	Value
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	$2,800,000	$3,328,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,335,560
The Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	100,445
1.850% due 07/28/14	36,000,000	453,182

		20,687,618

Total Corporate Bonds & Notes (Cost $1,150,159,020)		1,248,547,546

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.0%

Yell Group PLC Term B1 (United Kingdom) 4.459% due 07/31/14 § r	$5,303,561	1,440,803

Financials - 0.3%

Springleaf Financial Funding Co 5.500% due 05/10/17 §	16,800,000	16,480,800

Total Senior Loan Notes (Cost $22,035,779)		17,921,603

MORTGAGE-BACKED SECURITIES - 77.3%

Collateralized Mortgage Obligations - Commercial - 3.6%

Banc of America Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	336,748
Bank of America Large Loan Inc 1.971% due 11/15/15 " § ~	4,350,651	4,356,276
BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	19,561,723
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	988,988
5.471% due 01/12/45 " §	1,300,000	1,518,965
5.700% due 06/11/50 "	6,900,000	8,237,851
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	269,095
Credit Suisse Mortgage Capital Certificates
0.451% due 10/15/21 " § ~	22,541,862	21,849,669
5.467% due 09/15/39 "	35,300,000	39,999,842
5.855% due 03/15/39 " §	400,000	448,707
European Loan Conduit (Ireland) 0.495% due 05/15/19 " § ~	EUR 556,674	658,125
GMAC Commercial Mortgage Securities Inc (IO) 1.081% due 05/15/35 " § r	$1,083,790	25,892
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	215,690
5.444% due 03/10/39 "	18,200,000	20,895,793
JPMorgan Chase Commercial Mortgage Securities Corp 5.918% due 02/12/49 " §	5,660,000	6,694,419
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	39,028	39,447
5.866% due 09/15/45 " §	1,600,000	1,920,084
Merrill Lynch Floating Trust 0.766% due 07/09/21 " § ~	11,107,811	10,960,277
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	8,660,968

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	$6,300,000	$7,295,642
5.809% due 12/12/49 "	300,000	358,555
Morgan Stanley ReREMIC Trust 5.983% due 08/12/45 " § ~	700,000	827,840
Mortgage Capital Funding Inc (IO) 1.988% due 11/20/27 " § r	410	-
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/20 " § ~	12,670,386	12,151,705
5.342% due 12/15/43 "	16,200,000	18,432,595

		186,704,896

Collateralized Mortgage Obligations - Residential - 4.9%

Adjustable Rate Mortgage Trust 3.107% due 09/25/35 " §	2,420,098	2,202,904
Arran Residential Mortgages Funding PLC (United Kingdom)
1.545% due 05/16/47 " § ~	EUR 471,709	607,317
1.745% due 05/16/47 " § ~	9,300,000	12,190,711
Banc of America Funding Corp
2.614% due 05/25/35 " §	$6,077,320	6,325,913
2.634% due 02/20/36 " §	4,561,352	4,552,603
5.630% due 01/20/47 " §	536,608	382,772
Banc of America Funding Corp (IO) 4.634% due 01/25/36 " § r	1,707,969	87,773
BCAP LLC Trust
0.387% due 01/25/37 " §	3,425,349	2,169,171
5.250% due 02/26/36 " ~	5,931,099	5,957,955
5.250% due 08/26/37 " ~	15,391,423	15,191,334
5.459% due 03/26/37 " § ~	1,000,000	807,500
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	49,114	50,010
2.250% due 08/25/35 " §	1,752,802	1,719,991
2.470% due 10/25/35 " §	1,294,013	1,219,021
2.570% due 03/25/35 " §	6,645,642	6,727,785
2.638% due 04/25/33 " §	17,938	18,156
2.764% due 08/25/33 " §	5,721,434	5,855,036
2.812% due 01/25/35 " §	974,781	965,745
2.959% due 02/25/34 " §	836,214	828,656
Bear Stearns Alt-A Trust
1.057% due 11/25/34 " §	1,081,435	1,068,345
2.694% due 01/25/36 " § Y	4,379,966	2,661,024
2.890% due 05/25/35 " §	4,609,932	4,156,573
2.974% due 11/25/36 " §	5,135,450	3,288,365
3.006% due 09/25/35 " §	7,306,251	5,938,210
Bear Stearns Structured Products Inc
2.837% due 12/26/46 " §	1,688,450	942,918
2.840% due 01/26/36 " §	2,500,255	1,578,573
Citigroup Mortgage Loan Trust Inc
2.340% due 09/25/35 " §	2,078,312	2,017,868
2.530% due 10/25/35 " §	219,856	201,112
2.679% due 08/25/35 " §	2,128,873	1,403,932
Countrywide Alternative Loan Trust 0.497% due 02/25/37 " §	331,639	208,010
Countrywide Alternative Loan Trust (IO) 4.784% due 05/25/35 " § r	10,323,400	1,825,987
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/35 " §	2,373,667	1,757,572
0.557% due 06/25/35 " § ~	8,315,801	7,114,721
2.809% due 02/20/36 " §	2,709,429	2,313,403
2.869% due 05/20/34 " §	2,950,140	2,922,574
3.012% due 08/25/34 " §	442,124	370,333
Credit Suisse First Boston Mortgage Securities Corp 0.888% due 03/25/32 " § ~	423,908	370,292

	Principal Amount	Value
Downey Savings & Loan Association Mortgage Loan Trust 2.457% due 07/19/44 " §	$1,757,724	$1,632,556
Fannie Mae
0.277% due 07/25/37 " §	708,858	681,353
0.620% due 04/18/28 " §	213,871	215,239
0.670% due 10/18/30 " §	1,420	1,430
0.717% due 03/25/17 " §	45,222	45,572
0.817% due 05/25/40 " §	8,376,592	8,436,770
5.000% due 03/25/21 "	73,248	77,619
6.492% due 10/25/42 " §	1,990,855	2,264,805
Fannie Mae (IO) 6.484% due 10/25/35 " § r	18,753	2,896
First Horizon Alternative Mortgage Securities
2.585% due 06/25/34 " §	9,336,651	9,297,321
2.603% due 09/25/35 " §	196,136	165,065
2.625% due 03/25/35 " §	1,823,252	1,433,037
6.000% due 01/25/35 "	195,187	188,432
First Horizon Mortgage Pass-Through Trust 2.614% due 08/25/35 " §	417,236	397,093
Freddie Mac
0.571% due 12/15/29 " §	31,374	31,516
3.500% due 07/15/32 "	122,829	127,206
7.000% due 09/15/21 "	49,465	56,071
7.500% due 01/15/23 - 09/20/26 "	1,506,867	1,752,157
Freddie Mac Structured Pass-Through Securities
1.306% due 10/25/44 " §	2,935,408	2,961,012
1.511% due 07/25/44 " §	15,339,957	15,682,559
Government National Mortgage Association 7.000% due 02/16/29 "	194,197	211,726
Greenpoint Mortgage Funding Trust 0.487% due 11/25/45 " §	86,142	61,179
Greenpoint Mortgage Pass-Through Certificates 3.177% due 10/25/33 " §	1,235,862	1,215,484
GSR Mortgage Loan Trust 2.647% due 09/25/35 " §	199,588	201,437
Harborview Mortgage Loan Trust
0.959% due 02/19/34 " §	50,446	50,353
3.111% due 07/19/35 " §	1,732,024	1,608,662
Holmes Master Issuer PLC (United Kingdom) 1.847% due 10/15/54 " § ~	EUR 4,900,000	6,384,848
Impac CMB Trust 0.757% due 05/25/35 " §	$206,875	170,627
Imperial Savings Association 7.034% due 02/25/18 " §	922	951
IndyMac ARM Trust 1.815% due 01/25/32 " §	42,862	38,752
IndyMac Index Mortgage Loan Trust 2.671% due 12/25/34 " §	257,452	225,185
JPMorgan Mortgage Trust
5.003% due 02/25/35 " §	725,198	741,157
5.750% due 01/25/36 "	376,937	351,667
MASTR Adjustable Rate Mortgages Trust 2.634% due 04/21/34 " §	141,697	145,202
MASTR Alternative Loans Trust 0.617% due 03/25/36 " § Y	960,684	166,283
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	79,846	84,486
Merrill Lynch Mortgage Investors Inc
0.427% due 02/25/36 " §	1,202,943	1,021,928
2.574% due 06/25/35 " §	209,028	204,821
Merrill Lynch Mortgage Investors Trust 0.467% due 11/25/35 " §	214,477	196,605
1.231% due 10/25/35 " §	469,953	457,795
2.420% due 10/25/35 " §	1,613,154	1,603,960
2.515% due 12/25/34 " §	570,993	590,168

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
PHH Alternative Mortgage Trust 0.377% due 02/25/37 " §	$34,263,989	$25,233,835
Provident Funding Mortgage Loan Trust 2.619% due 04/25/34 " §	12,636	12,763
Residential Accredit Loans Inc
0.397% due 06/25/46 " §	2,493,982	1,097,913
0.427% due 04/25/46 " §	247,021	122,831
5.750% due 01/25/33 "	91,724	95,191
6.000% due 06/25/36 "	9,392,760	6,963,633
Residential Asset Securitization Trust 0.617% due 01/25/46 " §	2,280,186	933,112
Residential Asset Securitization Trust (IO) 4.734% due 11/25/35 " § r	7,923,347	1,148,216
Residential Funding Mortgage Securities I Trust 3.338% due 09/25/35 " §	1,425,668	1,133,237
Sequoia Mortgage Trust 0.569% due 07/20/33 " §	2,329,606	2,304,078
Structured Adjustable Rate Mortgage Loan Trust
2.809% due 01/25/35 " §	1,127,035	1,011,391
2.817% due 08/25/35 " §	329,009	294,587
Structured Asset Mortgage Investments Inc
0.427% due 05/25/46 " §	1,998,540	1,161,742
0.437% due 05/25/36 " §	1,547,707	1,025,276
0.447% due 05/25/45 " §	522,499	376,438
0.469% due 07/19/35 " §	1,557,937	1,494,922
0.497% due 02/25/36 " §	1,981,966	1,304,281
0.799% due 07/19/34 " §	56,285	55,856
0.879% due 09/19/32 " §	224,134	214,764
1.059% due 10/19/33 " §	6,825	6,244
SunTrust Alternative Loan Trust (IO) 4.884% due 12/25/35 " § r	21,130,776	3,573,721
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.634% due 11/25/35 " § r	37,395,250	6,060,012
4.734% due 11/25/35 " § r	10,176,326	1,980,562
Washington Mutual Mortgage Pass-Through Certificates
0.487% due 12/25/45 " §	130,229	119,796
0.507% due 10/25/45 " §	138,250	126,015
0.527% due 01/25/45 " §	1,673,490	1,614,410
0.537% due 01/25/45 " §	97,786	92,632
1.548% due 08/25/42 " §	91,573	85,483
2.344% due 02/27/34 " §	1,637,625	1,669,440
Washington Mutual MSC Mortgage Pass-Through Certificates
2.257% due 02/25/33 " §	6,626	6,451
2.600% due 02/25/33 " §	79,866	79,912
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 12/25/34 " §	1,126,212	1,138,383
2.610% due 02/25/35 " §	107,076	106,711
2.615% due 01/25/35 " §	1,875,481	1,879,012
2.617% due 03/25/36 " §	14,736,947	14,149,812
2.675% due 04/25/36 " §	3,182,440	2,836,375
2.693% due 03/25/36 " §	385,387	362,955
2.710% due 10/25/33 " §	275,402	280,970
5.500% due 12/25/35 "	5,097,173	5,150,671
5.596% due 04/25/36 " §	1,605,316	719,902

		257,206,685

Fannie Mae - 66.2%

1.348% due 08/01/42 - 10/01/44 " §	2,619,112	2,666,918
1.820% due 02/01/33 " §	667,274	692,684
2.050% due 02/01/33 " §	19,157	20,204
2.127% due 09/01/35 " §	683,597	722,127
2.150% due 01/01/34 " §	26,735	28,148
2.158% due 03/01/34 " §	38,354	41,158
2.195% due 01/01/25 " §	83,860	84,640

	Principal Amount	Value
2.220% due 04/01/27 " §	$34,416	$34,976
2.224% due 12/01/34 " §	3,335,050	3,523,440
2.250% due 01/01/23 " §	141,642	149,624
2.267% due 12/01/22 " §	30,285	32,335
2.300% due 09/01/33 " §	88,004	93,856
2.310% due 08/01/22 "	1,200,000	1,233,843
2.325% due 11/01/23 " §	92	92
2.344% due 11/01/34 " §	32,786	34,766
2.371% due 08/01/36 " §	1,149,055	1,231,370
2.390% due 03/01/33 " §	794,109	823,910
2.424% due 07/01/35 " §	4,659,924	4,952,568
2.485% due 11/01/34 " §	9,613,203	10,326,520
2.496% due 07/01/33 " §	77,679	82,360
2.500% due 06/01/27 - 11/01/27 "	39,926,143	41,932,892
2.535% due 08/01/35 " §	1,070,320	1,134,967
2.573% due 04/01/35 " §	2,680,872	2,830,453
2.812% due 03/01/33 " §	36,116	38,640
2.870% due 09/01/27 "	4,800,000	4,902,306
3.000% due 10/01/27 - 11/01/42 "	140,000,000	147,934,531
3.000% due 06/01/34 " §	26,529	28,140
3.330% due 11/01/21 "	394,554	433,864
3.500% due 08/01/26 - 11/01/42 "	1,195,328,905	1,278,784,762
3.535% due 05/01/36 " §	92,342	95,392
3.677% due 05/01/36 " §	84,123	86,026
3.779% due 05/01/36 " §	2,755,857	2,929,337
4.000% due 02/01/14 - 11/01/42 "	915,292,231	986,223,745
4.500% due 03/01/18 - 11/01/42 "	512,382,074	555,161,314
4.606% due 07/01/33 " §	51,590	55,279
4.627% due 09/01/34 " §	1,090,528	1,182,746
4.803% due 04/01/34 " §	439,741	474,261
5.000% due 03/01/35 - 11/01/42 "	147,794,180	161,690,918
5.017% due 09/01/35 " §	582,744	627,805
5.021% due 12/01/34 " §	29,375	31,762
5.209% due 08/01/34 " §	27,552	29,814
5.348% due 01/01/36 " §	569,870	616,383
5.500% due 08/01/18 - 11/01/42 "	73,972,826	81,240,072
6.000% due 04/01/16 - 06/01/41 "	135,762,028	150,491,751
6.500% due 01/01/13 - 09/01/37 "	4,802,704	5,392,189
7.500% due 01/01/33 "	67,625	82,497
8.000% due 05/01/30 - 08/01/30 "	16,342	17,625
8.500% due 07/01/32 "	5,014	6,250

		3,451,231,260

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	183,847	180,139
7.430% due 10/01/20 - 11/01/22 "	102,958	101,635

		281,774

Freddie Mac - 2.4%

2.124% due 09/01/35 " §	719,141	764,949
2.262% due 01/01/28 " §	20,870	21,921
2.361% due 05/01/23 " §	5,693	5,805
2.374% due 03/01/32 " §	400,361	427,228
2.375% due 05/01/32 - 07/01/32 " §	58,915	59,831
4.000% due 10/01/42 "	10,000,000	10,751,563
4.500% due 02/01/39 - 10/01/42 "	73,413,541	79,231,143
4.648% due 06/01/17 " §	3,106	3,128
5.500% due 03/01/23 - 05/01/40 "	27,829,684	30,667,380
6.000% due 03/03/18 - 10/01/22 "	1,352,483	1,486,161
6.500% due 01/01/15 - 05/01/17 "	783,920	839,718
7.000% due 10/01/37 "	358,098	414,015

		124,672,842

Government National Mortgage Association - 0.2%

1.625% due 12/20/22 - 03/20/33 " §	3,956,385	4,116,649
1.750% due 05/20/22 - 06/20/32 " §	2,273,762	2,369,571
2.000% due 10/20/24 - 09/20/30 " §	158,160	164,959
2.125% due 09/20/22 - 03/20/29 " §	135,372	141,284
2.500% due 11/20/24 - 02/20/25 " §	182,078	190,456
3.000% due 08/20/20 " §	74,064	77,669

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
3.500% due 11/01/42 "	$800,000	$874,375
6.000% due 02/15/38 - 03/15/39 "	259,597	294,114
6.500% due 11/15/38 "	217,235	255,392
7.500% due 02/15/31 - 12/15/31 "	85,649	104,750
8.000% due 12/15/29 - 08/15/32 "	619,037	734,493
8.500% due 09/15/16 - 12/15/30 "	693,651	748,882
9.000% due 02/15/17 - 04/15/20 "	14,592	17,170
10.000% due 05/15/19 - 02/15/25 "	12,412	14,006

		10,103,770

Total Mortgage-Backed Securities (Cost $3,961,270,946)		4,030,201,227

ASSET-BACKED SECURITIES - 1.6%

Access Group Inc 1.751% due 10/27/25 " §	19,659,197	19,784,240
ACE Securities Corp 0.547% due 11/25/35 " §	8,776,631	8,163,680
Citibank Omni Master Trust 2.971% due 08/15/18 " § ~	15,500,000	16,232,817
Countrywide Asset-Backed Certificates 0.957% due 02/25/33 " §	929	920
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	81,979
EFS Volunteer No 2 LLC 1.097% due 07/26/27 " § ~	8,181,688	8,259,438
GE-WMC Mortgage Securities LLC 0.257% due 08/25/36 " §	2,173	809
Hillmark Funding CDO (Cayman) 0.685% due 05/21/21 " § ~	18,700,000	18,139,355
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	15,595	15,373
Long Beach Mortgage Loan Trust 0.777% due 10/25/34 " §	17,007	14,157
Mid-State Trust
7.340% due 07/01/35 "	1,368,509	1,424,078
7.791% due 03/15/38 "	578,882	574,993
8.330% due 04/01/30 "	1,890,309	1,982,426
Penta SA CLO (Luxembourg) 1.166% due 06/04/24 " § ~	EUR 1,742,953	2,064,524
Renaissance Home Equity Loan Trust 0.657% due 08/25/33 " §	$507,640	446,220
Saxon Asset Securities Trust 0.737% due 08/25/32 " §	226	225
SLC Student Loan Trust 4.750% due 06/15/33 " § ~	4,861,659	4,667,623
SLM Student Loan Trust 0.901% due 01/25/17 " §	3,203,871	3,207,163
Small Business Administration 4.754% due 08/10/14 "	725,484	744,547
Structured Asset Securities Corp 0.797% due 01/25/33 " §	27,342	24,391

Total Asset-Backed Securities (Cost $84,769,217)		85,828,958

U.S. GOVERNMENT AGENCY ISSUES - 4.0%

Fannie Mae
0.875% due 08/28/17	9,300,000	9,358,060
1.125% due 04/27/17	17,000,000	17,333,897
1.250% due 01/30/17	16,900,000	17,366,592
5.000% due 02/13/17	1,500,000	1,783,176
5.000% due 05/11/17	1,600,000	1,910,290
5.375% due 06/12/17	5,300,000	6,432,817
Freddie Mac
1.000% due 03/08/17	38,000,000	38,527,136
1.000% due 06/29/17	15,900,000	16,099,767
1.000% due 07/28/17	51,300,000	52,034,821
1.000% due 09/29/17	16,000,000	16,183,600

	Principal Amount	Value
1.250% due 05/12/17	$5,600,000	$5,739,294
1.250% due 08/01/19	9,300,000	9,342,603
1.750% due 05/30/19	5,300,000	5,499,365
2.375% due 01/13/22	2,500,000	2,628,730
3.750% due 03/27/19	3,700,000	4,319,347
5.000% due 02/16/17	2,000,000	2,378,468
5.500% due 08/23/17	600,000	736,928
Small Business Administration Participation Certificates 6.120% due 09/01/21	755,160	837,707

Total U.S. Government Agency Issues (Cost $205,073,937)		208,512,598

U.S. TREASURY OBLIGATIONS - 12.2%

U.S. Treasury Inflation Protected Securities - 7.8%

0.125% due 01/15/22 ^ ‡	106,999,052	116,829,590
0.125% due 07/15/22 ^	6,874,608	7,519,639
0.625% due 07/15/21 ^	5,692,736	6,519,071
0.750% due 02/15/42 ^	14,905,359	16,246,841
1.125% due 01/15/21 ^ ‡	42,418,890	50,253,150
1.250% due 07/15/20 ^	10,505,800	12,570,022
1.750% due 01/15/28 ^	37,840,290	49,106,631
2.000% due 01/15/26 ^	26,896,821	35,396,647
2.125% due 02/15/40 ^	9,964,376	14,593,138
2.375% due 01/15/25 ^ ‡	16,652,213	22,641,814
2.375% due 01/15/27 ^	8,975,427	12,413,437
2.500% due 01/15/29 ^ ‡	24,437,735	35,024,235
3.625% due 04/15/28 ^	6,941,193	11,033,241
3.875% due 04/15/29 ^	8,083,518	13,455,266

		403,602,722

U.S. Treasury Notes - 4.4%

0.500% due 07/31/17 ‡	63,300,000	63,013,188
0.750% due 06/30/17 ‡	56,500,000	56,950,248
1.000% due 06/30/19	29,100,000	29,115,918
1.500% due 08/31/18 ‡	73,500,000	76,411,335
3.500% due 02/15/18 ‡	3,600,000	4,130,719

		229,621,408

Total U.S. Treasury Obligations (Cost $591,103,973)		633,224,130

FOREIGN GOVERNMENT BONDS & NOTES - 20.0%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 34,948,000	17,678,615
10.000% due 01/01/17	702,739,000	358,831,482
10.000% due 01/01/21	38,133,000	19,224,340
Canada Housing Trust No 1 (Canada)
2.650% due 03/15/22 ~	CAD 2,800,000	2,966,103
3.800% due 06/15/21 ~	1,000,000	1,155,935
Hydro Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,668,817
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/21 ^	EUR 1,695,360	1,934,660
2.500% due 03/01/15	29,200,000	37,342,964
3.000% due 04/01/14	3,700,000	4,817,955
3.000% due 04/15/15	1,000,000	1,291,868
3.000% due 11/01/15	72,200,000	92,976,636
3.500% due 06/01/14	5,500,000	7,212,613
3.750% due 08/01/15	6,600,000	8,667,086
3.750% due 04/15/16	200,000	262,325
3.750% due 08/01/16	3,700,000	4,810,176
4.250% due 07/01/14	5,800,000	7,698,904
4.250% due 08/01/14	1,600,000	2,128,928
4.250% due 02/01/15	4,700,000	6,267,571
4.500% due 07/15/15	10,700,000	14,315,213

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
4.750% due 09/15/16	EUR 2,100,000	$2,818,153
4.750% due 05/01/17	2,700,000	3,583,091
4.750% due 06/01/17	6,200,000	8,235,329
6.000% due 11/15/14	2,800,000	3,867,266
Italy Certification di Credito del Tesoro (Italy) 0.000% due 09/30/14	44,500,000	54,291,588
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	13,311,933
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	5,035,395
6.250% due 06/16/16	94,000,000	7,660,638
8.000% due 06/11/20	12,700,000	1,166,789
10.000% due 12/05/24	636,000,000	69,612,767
Province of British Columbia (Canada)
3.250% due 12/18/21	CAD 700,000	757,952
4.300% due 06/18/42	800,000	977,463
Province of Ontario (Canada)
1.600% due 09/21/16	$4,400,000	4,554,176
1.650% due 09/27/19	21,400,000	21,511,494
3.000% due 07/16/18	2,500,000	2,739,890
3.150% due 06/02/22	CAD 76,500,000	80,958,804
4.000% due 06/02/21	30,800,000	34,924,838
4.200% due 03/08/18	2,000,000	2,269,149
4.200% due 06/02/20	14,400,000	16,519,207
4.300% due 03/08/17	7,300,000	8,229,820
4.400% due 06/02/19	13,500,000	15,613,503
4.400% due 04/14/20	$2,400,000	2,853,857
4.600% due 06/02/39	CAD 3,300,000	4,087,421
5.500% due 06/02/18	3,800,000	4,573,876
Province of Quebec (Canada)
2.750% due 08/25/21	$4,300,000	4,511,865
3.500% due 07/29/20	2,400,000	2,688,394
3.500% due 12/01/22	CAD 15,100,000	16,223,553
4.250% due 12/01/21	14,000,000	16,018,045
4.500% due 12/01/16	600,000	678,334
4.500% due 12/01/17	300,000	343,320
4.500% due 12/01/18	1,300,000	1,499,754
4.500% due 12/01/20	400,000	465,320
7.500% due 07/15/23	$2,495,000	3,568,693
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	517,615
Russian Foreign Bond - Eurobond (Russia) 3.250% due 04/04/17 ~	4,200,000	4,430,076
Spain Government Bond (Spain)
3.300% due 10/31/14	EUR 6,000,000	7,689,018
3.400% due 04/30/14	11,400,000	14,709,484
4.400% due 01/31/15	3,300,000	4,323,315
Vnesheconombank (Ireland)
5.375% due 02/13/17 ~	$3,200,000	3,439,104
5.450% due 11/22/17 ~	2,100,000	2,289,546

Total Foreign Government Bonds & Notes (Cost $1,050,894,299)		1,044,802,026

MUNICIPAL BONDS - 4.8%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	4,600,000	6,717,564
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	7,100,000	5,731,759
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,098,769
California Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	5,498,342
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,745,480

	Principal Amount	Value
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	$1,900,000	$2,160,015
6.300% due 12/01/21	800,000	906,544
6.899% due 12/01/40	6,800,000	8,259,620
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	4,704,249
Cook County School District No 123 Oak Lawn IL 0.000% due 12/01/21	2,290,000	1,692,150
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,386,612
5.750% due 06/01/47	3,000,000	2,557,650
Golden State Tobacco Securitization Corp CA ‘A2’ 5.300% due 06/01/37 §	3,200,000	2,579,904
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	3,934,700
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	361,653
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,868,859
Los Angeles Wastewater Systems Revenue CA 5.713% due 06/01/39	1,600,000	1,980,464
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,956,000
Metropolitan Transportation Authority NY 7.336% due 11/15/39	28,190,000	42,306,142
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,405,430
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	7,186,105
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	466,576
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,846,340
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	429,016
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,959,440
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,507,480
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,513,742
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	335,214
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	44,220,550
State of California
7.550% due 04/01/39	3,550,000	4,819,161
7.950% due 03/01/36	1,200,000	1,434,984
State of Iowa 6.750% due 06/01/34	1,000,000	1,190,250
State of Texas ‘A’ 4.750% due 04/01/35	1,700,000	1,822,230
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,982,115
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	9,125,000	6,987,378
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	5,049,344
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	10,315,312

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	$2,735,000	$2,778,322
6.250% due 06/01/42	900,000	918,531
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	13,081,884

Total Municipal Bonds (Cost $208,203,235)		250,695,880

SHORT-TERM INVESTMENTS - 9.2%

Commercial Paper - 0.1%

British Telecommunications PLC 0.900% due 10/29/12	4,300,000	4,296,990

Foreign Government Issues - 6.1%

Italy Buoni Ordinari del Tesoro BOT (Italy) 2.210% due 08/14/13	EUR 4,000,000	5,061,631
Japan Treasury Discount Bill (Japan)
0.098% due 10/01/12	JPY 3,820,000,000	48,949,257
0.099% due 10/29/12	5,860,000,000	75,083,991
0.099% due 11/05/12	3,220,000,000	41,256,965
0.099% due 10/29/12	940,000,000	12,044,187
0.099% due 11/05/12	730,000,000	9,353,286
0.100% due 11/19/12	2,400,000,000	30,749,353
Mexico Cetes (Mexico)
4.370% due 11/22/12	MXN 2,120,000	163,687
4.400% due 11/15/12	407,395,000	31,480,480
4.431% due 11/01/12	14,500,000	1,122,303
4.441% due 10/11/12	10,500,000	814,755
4.441% due 12/27/12	2,560,000	196,765
4.461% due 10/04/12	39,900,000	3,098,684
4.461% due 10/25/12	3,500,000	271,124
4.471% due 10/18/12	900,000	69,776
4.471% due 12/13/12	146,000,000	11,240,131
4.512% due 11/15/12	21,030,000	1,624,842
4.512% due 11/29/12	20,800,000	1,604,322
Spain Letras del Tesoro (Spain)
2.643% due 09/20/13	EUR 1,800,000	2,238,793
2.687% due 09/20/13	5,100,000	6,343,247
2.925% due 09/20/13	26,900,000	33,457,519

		316,225,098

U.S. Treasury Bills - 0.0%

0.124% due 03/14/13 ‡	$115,000	114,930
0.125% due 03/07/13 ‡	20,000	19,989
0.133% due 02/14/13 ‡	73,000	72,970
0.145% due 10/25/12 ‡	106,000	105,990
0.176% due 07/25/13 ‡	480,000	479,407
0.190% due 08/22/13	260,000	259,637
0.205% due 06/27/13 ‡	76,000	75,915

		1,128,838

Repurchase Agreements - 3.0%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $9,456,802; collateralized by U.S. Treasury Notes: 3.625% due 12/31/12 and value $9,650,988)	9,456,794	9,456,794
JPMorgan Chase & Co 0.280% due 10/01/12 (Dated 09/28/12, repurchase price of $35,000,817; collateralized by Fannie Mae: 0.750% due 04/10/15 and value $35,738,743)	35,000,000	35,000,000

	Principal Amount	Value
Royal Bank of Canada 0.290% due 10/01/12 (Dated 09/28/12, repurchase price of $111,302,690; collateralized by U.S. Treasury Notes: 0.875% due 04/30/17 and value $102,003,015; and U.S. Treasury Bond: 3.750% due 08/15/41 and value $11,462,688)	$111,300,000	$111,300,000

		155,756,794

Total Short-Term Investments (Cost $474,774,278)		477,407,720

TOTAL INVESTMENTS - 154.7% (Cost $7,789,169,918)		8,062,649,183

TOTAL SECURITIES SOLD SHORT - (0.9%) (See Note (e) in Notes to Schedule of Investments)
(Proceeds $44,470,313)		(44,601,750)

OTHER ASSETS & LIABILITIES, NET - (53.8%)		(2,806,784,117)

NET ASSETS - 100.0%		$5,211,263,316

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $3,309,220 or less than 0.1% of the portfolio’s net assets were in default as of September 30, 2012.

(c)	As of September 30, 2012, 2.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2012, investments with total aggregate values of $4,413,010 and $48,302,009 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively. In addition, $6,000 and $361,000 in cash was segregated as collateral for open futures contracts and swap contracts, respectively.

(e)	Securities sold short outstanding as of September 30, 2012 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.9%)
Fannie Mae - (0.9%)
4.000% due 07/01/42	$22,000,000	($23,612,684)
6.000% due 10/11/42	19,000,000	(20,989,066)

Total Securities Sold Short (Proceeds $44,470,313)		($44,601,750)

(f)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (12/14)	75	EUR 75,000,000	$20,384
Euribor (03/15)	2	2,000,000	576
Eurodollar (12/14)	128	$128,000,000	14,218
Eurodollar (03/15)	1,299	1,299,000,000	1,029,845
Eurodollar (06/15)	2,080	2,080,000,000	1,045,015
Eurodollar (09/15)	140	140,000,000	211,551

			2,321,589

Short Futures Outstanding
Euro-Bund 10-Year Notes (12/12)	545	EUR 54,500,000	(246,014)

Total Futures Contracts			$2,075,575

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(g)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the period ended September 30, 2012 was $85,246,263 at a weighted average interest rate of 0.067%.

(h)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	786,103,954	USD	390,319,739	10/12	BRC	($2,551,109)
BRL	9,391,820	USD	4,600,000	10/12	BRC	32,788
BRL	7,755,800	USD	3,800,000	10/12	HSB	25,774
BRL	23,057,500	USD	11,300,000	10/12	UBS	73,783
BRL	2,659,020	USD	1,300,000	12/12	HSB	1,740
BRL	817,480	USD	400,000	12/12	MSC	202
BRL	3,891,960	USD	1,900,000	12/12	UBS	5,333
CAD	142,000	USD	145,260	12/12	BRC	(1,077)
CAD	22,737,000	USD	23,235,732	12/12	CIT	(149,155)
CNY	49,935,572	USD	7,852,122	10/12	CIT	89,787
CNY	60,000,000	USD	9,457,010	02/13	JPM	(513)
CNY	67,903,046	USD	10,691,709	02/13	RBS	10,373
DKK	1,958,000	USD	339,604	11/12	JPM	(1,783)
EUR	129,229,000	USD	167,454,938	10/12	CIT	(1,389,247)
EUR	44,684,000	USD	57,671,123	10/12	JPM	(249,960)
EUR	337,000	USD	442,190	10/12	RBS	(9,128)
EUR	5,668,000	USD	7,283,318	11/12	CIT	2,555
GBP	9,814,000	USD	15,890,731	10/12	HSB	(43,090)
MXN	4,430,510	USD	330,302	12/12	CSF	11,796
MXN	1,073,930	USD	80,771	12/12	DUB	2,152
MXN	19,867,500	USD	1,500,000	12/12	GSC	34,051
MXN	51,784,980	USD	3,900,000	12/12	HSB	98,531
MXN	74,481,629	USD	5,572,377	12/12	MSC	178,657
MXN	39,826,500	USD	3,000,000	12/12	UBS	75,168
USD	82,397,983	BRL	169,904,641	10/12	BRC	(1,412,421)
USD	301,783,034	BRL	623,302,679	10/12	JPM	(5,679,133)
USD	13,550,786	BRL	27,951,003	10/12	MSC	(236,859)
USD	2,500,000	BRL	5,150,750	10/12	UBS	(40,757)
USD	386,805,075	BRL	786,103,954	12/12	BRC	1,963,061
USD	28,200,191	CAD	27,314,000	12/12	CIT	466,244
USD	109,220,111	CAD	106,661,000	12/12	DUB	919,219
USD	93,564,184	CAD	91,139,000	12/12	HSB	1,023,939
USD	7,908,706	CNY	49,935,572	10/12	UBS	(33,203)
USD	3,169,751	CNY	20,004,296	02/13	BRC	16,908
USD	4,500,000	CNY	28,327,500	02/13	CSF	35,352
USD	12,600,000	CNY	79,571,250	02/13	UBS	58,912
USD	18,259,659	DKK	108,844,000	11/12	BRC	(519,584)
USD	18,269,299	DKK	108,843,000	11/12	DUB	(509,772)
USD	4,313,794	EUR	3,414,000	10/12	BNP	(73,366)
USD	46,948,503	EUR	37,478,000	10/12	BRC	(1,212,591)
USD	9,754,607	EUR	7,648,000	10/12	CIT	(73,453)
USD	1,432,595	EUR	1,145,000	10/12	DUB	(38,787)
USD	10,403,461	EUR	8,032,778	10/12	JPM	80,942
USD	103,530,748	EUR	80,227,000	10/12	RBS	435,063
USD	45,725,889	EUR	36,388,000	10/12	UBS	(1,034,501)
USD	54,301,753	EUR	42,242,000	11/12	BNP	2,208
USD	1,106,055	EUR	860,000	11/12	BRC	576
USD	167,504,045	EUR	129,229,000	11/12	CIT	1,387,954
USD	57,688,528	EUR	44,684,000	11/12	JPM	249,939
USD	23,202,963	EUR	18,900,000	01/13	UBS	(1,116,904)
USD	5,048,900	EUR	4,000,000	08/13	BNP	(109,131)
USD	11,810,160	EUR	9,400,000	09/13	BOA	(313,959)
USD	26,636,007	EUR	21,100,000	09/13	UBS	(578,771)
USD	34,331,013	EUR	26,137,546	09/13	UBS	612,987
USD	2,653,119	EUR	2,100,000	04/14	BNP	(61,538)
USD	2,027,760	EUR	1,600,000	04/14	CIT	(40,550)
USD	3,793,590	EUR	3,000,000	06/14	BNP	(87,072)
USD	3,170,000	EUR	2,500,000	06/14	CSF	(63,885)
USD	2,656,500	EUR	2,100,000	07/14	BNP	(60,809)
USD	2,024,960	EUR	1,600,000	08/14	BNP	(46,060)
USD	13,464,738	GBP	8,514,000	10/12	GSC	(283,664)
USD	2,105,146	GBP	1,300,000	10/12	JPM	5,907
USD	15,888,866	GBP	9,814,000	11/12	HSB	42,698
USD	12,035,158	JPY	940,000,000	10/12	BOA	(12,616)
USD	15,502,143	JPY	1,209,950,000	10/12	CIT	(5,521)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	15,504,229	JPY	1,209,950,000	10/12	CSF	($3,436)
USD	31,343,952	JPY	2,450,000,000	10/12	RBS	(57,161)
USD	48,182,194	JPY	3,820,000,000	10/12	UBS	(767,063)
USD	12,690,368	JPY	990,100,000	10/12	UBS	473
USD	30,337,696	JPY	2,400,000,000	11/12	CIT	(427,718)
USD	9,341,346	JPY	730,000,000	11/12	CSF	(15,433)
USD	40,957,229	JPY	3,220,000,000	11/12	JPM	(315,138)
USD	23,143,608	JPY	1,813,621,000	12/12	BRC	(110,122)
USD	4,064,336	MXN	54,371,245	10/12	HSB	(157,685)
USD	1,514,960	MXN	20,508,466	11/12	DUB	(69,210)
USD	1,530,318	MXN	20,752,948	11/12	HSB	(74,959)
USD	1,066,008	MXN	14,348,468	11/12	JPM	(45,411)
USD	80,275,636	MXN	1,084,764,663	12/12	BOA	(3,483,508)
USD	1,900,000	MXN	25,702,250	12/12	HSB	(84,577)
USD	2,310,000	MXN	31,380,900	12/12	UBS	(113,048)

Total Forward Foreign Currency Contracts						($15,819,366)

(i)	Transactions in written options for the nine-month period ended September 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2011	877	2,992,100,000	-	$24,762,520
Call Options Written	771	497,400,000	9,900,000	1,512,612
Put Options Written	771	1,354,200,000	9,900,000	7,222,285
Call Options Closed	(771)	-	-	(178,714)
Put Options Closed	(1,648)	(2,962,400,000)	-	(25,461,069)

Outstanding, September 30, 2012	-	1,881,300,000	19,800,000	$7,857,634

(j)	Premiums received and value of written options outstanding as of September 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($8,853)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(16,393)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(40,881)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(18,663)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(28,487)

						$659,650	($113,277)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	CIT	$11,900,000	$38,675	($48,241)
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	CSF	14,400,000	19,440	(58,376)
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	GSC	12,400,000	40,300	(50,268)
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	JPM	22,300,000	68,015	(90,402)
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	RBS	173,400,000	284,000	(702,946)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	10/11/12	CIT	12,900,000	45,311	(81,091)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	10/11/12	MSC	26,500,000	91,425	(166,582)
Call - OTC 7-Year Interest Rate Swap	Receive	1.200%	10/11/12	BOA	17,800,000	16,020	(50,632)
Call - OTC 7-Year Interest Rate Swap	Receive	1.200%	10/11/12	CSF	11,800,000	10,620	(33,565)
Call - OTC 7-Year Interest Rate Swap	Receive	1.200%	10/11/12	GSC	27,800,000	51,083	(79,077)
Call - OTC 7-Year Interest Rate Swap	Receive	1.200%	10/11/12	MSC	27,200,000	47,600	(77,370)
Call - OTC 7-Year Interest Rate Swap	Receive	1.150%	11/19/12	DUB	22,800,000	36,480	(74,802)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	BOA	35,000,000	70,000	(84,396)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	GSC	33,300,000	53,792	(80,296)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	CSF	12,700,000	118,110	(322,560)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	MSC	19,100,000	178,585	(485,110)
Call - OTC 10-Year Interest Rate Swap	Receive	1.500%	05/30/13	RBS	16,100,000	121,555	(128,433)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	01/21/13	CIT	EUR 7,700,000	$33,513	($31,062)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	01/21/13	CSF	2,200,000	9,374	(8,875)

						1,333,898	(2,654,084)

	Based on 3-Month USD-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	CIT	$11,900,000	38,675	(4,373)
Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	GSC	12,400,000	40,300	(4,557)
Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	JPM	22,300,000	68,015	(8,195)
Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	RBS	25,400,000	79,375	(9,335)
Put - OTC 5-Year Interest Rate Swap	Pay	0.900%	10/11/12	CIT	12,900,000	45,311	(1,556)
Put - OTC 5-Year Interest Rate Swap	Pay	0.900%	10/11/12	MSC	26,500,000	91,425	(3,196)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	10/11/12	CSF	14,400,000	11,880	(1)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	10/11/12	RBS	148,000,000	228,366	(15)
Put - OTC 7-Year Interest Rate Swap	Pay	1.600%	10/11/12	BOA	17,800,000	72,980	(55)
Put - OTC 7-Year Interest Rate Swap	Pay	1.600%	10/11/12	CSF	11,800,000	48,970	(37)
Put - OTC 7-Year Interest Rate Swap	Pay	1.600%	10/11/12	GSC	27,800,000	51,082	(86)
Put - OTC 7-Year Interest Rate Swap	Pay	1.600%	10/11/12	MSC	27,200,000	78,880	(84)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	CIT	35,100,000	157,950	(260)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	243,700,000	676,479	(1,803)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	95,500,000	544,855	(287)
Put - OTC 7-Year Interest Rate Swap	Pay	1.550%	11/19/12	DUB	22,800,000	53,580	(22,458)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	108,200,000	408,455	(11)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	03/18/13	BOA	35,000,000	176,750	(86,268)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	03/18/13	MSC	63,600,000	346,536	(156,761)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	03/18/13	RBS	27,900,000	141,593	(68,768)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	CSF	12,700,000	245,110	(17,002)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	GSC	33,300,000	92,215	(44,579)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	MSC	19,100,000	370,540	(25,569)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	34,300,000	322,254	(7,707)
Put - OTC 1-Year Interest Rate Swap	Pay	2.250%	05/28/13	BOA	97,900,000	484,605	(2,741)
Put - OTC 5-Year Interest Rate Swap	Pay	1.750%	05/30/13	RBS	60,600,000	449,580	(78,095)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	67,300,000	474,987	(21,287)

	Based on 3-Month EUR-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	01/21/13	CIT	EUR 7,700,000	48,922	(49,514)
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	01/21/13	CSF	2,200,000	14,416	(14,147)

						5,864,086	(628,747)

						$7,197,984	($3,282,831)

Total Written Options						$7,857,634	($3,396,108)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(k)	Swap agreements outstanding as of September 30, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sealed Air Corp	0.580%	09/20/13	MSC	0.622%	$2,100,000	$559	$-	$559
CNA Financial Corp	0.470%	12/20/14	CIT	0.648%	4,000,000	15,336	-	15,336
Everest Reinsurance Holdings Inc	0.535%	12/20/14	BRC	0.526%	2,000,000	(690)	-	(690)
CNA Financial Corp	0.630%	12/20/14	BOA	0.648%	5,000,000	1,194	-	1,194
Masco Corp	0.915%	12/20/16	CSF	2.028%	3,200,000	142,979	-	142,979
Rohm & Haas Co	0.580%	09/20/17	UBS	0.409%	5,000,000	(42,760)	-	(42,760)
Marks & Spencer PLC	0.950%	12/20/17	RBC	2.490%	10,000,000	738,836	-	738,836
ERAC USA Finance LLC	2.700%	12/20/17	GSC	0.926%	5,000,000	(451,962)	-	(451,962)

						$403,492	$-	$403,492

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	1.000%	03/20/13	DUB	0.919%	$400,000	$255	($17,772)	$18,027
MetLife Inc	1.000%	09/20/13	JPM	0.551%	9,030,000	42,099	(506,399)	548,498
General Electric Capital Corp	4.000%	12/20/13	CIT	0.412%	4,600,000	208,129	-	208,129
General Electric Capital Corp	4.200%	12/20/13	CIT	0.412%	11,400,000	544,481	-	544,481
General Electric Capital Corp r	4.230%	12/20/13	DUB	0.412%	7,700,000	370,669	-	370,669
General Electric Capital Corp	4.325%	12/20/13	CIT	0.412%	7,200,000	355,205	-	355,205
General Electric Capital Corp	4.400%	12/20/13	BRC	0.412%	13,400,000	673,718	-	673,718
General Electric Capital Corp	4.500%	12/20/13	BRC	0.412%	16,900,000	870,950	-	870,950
General Electric Capital Corp	4.700%	12/20/13	BRC	0.412%	13,500,000	729,696	-	729,696
General Electric Capital Corp	4.850%	12/20/13	CIT	0.412%	5,900,000	330,038	-	330,038
General Electric Capital Corp	4.900%	12/20/13	DUB	0.412%	2,800,000	158,389	-	158,389
MetLife Inc	1.000%	06/20/14	DUB	0.911%	15,000,000	26,856	(66,241)	93,097
MetLife Inc	1.000%	12/20/14	CIT	1.084%	8,600,000	(13,892)	(221,596)	207,704
MetLife Inc	1.000%	12/20/14	CSF	1.084%	17,700,000	(28,592)	(349,232)	320,640
Berkshire Hathaway Finance Inc	1.000%	03/20/15	BOA	0.771%	4,300,000	25,329	(75,980)	101,309
United Mexican States	1.000%	03/20/15	BRC	0.512%	3,000,000	36,961	(67,496)	104,457
United Mexican States	1.000%	03/20/15	CIT	0.512%	3,000,000	36,961	(68,880)	105,841
United Mexican States	1.000%	03/20/15	DUB	0.512%	1,500,000	18,480	(34,440)	52,920
Berkshire Hathaway Finance Inc	1.000%	03/20/15	GSC	0.771%	2,200,000	12,959	(38,874)	51,833
China Government Bond	1.000%	03/20/15	MSC	0.354%	1,700,000	27,607	(25,506)	53,113
Berkshire Hathaway Finance Inc r	1.000%	03/20/15	UBS	0.771%	2,200,000	12,959	(39,880)	52,839
China Government Bond	1.000%	06/20/15	BOA	0.391%	4,500,000	75,788	75,362	426
China Government Bond	1.000%	06/20/15	CIT	0.391%	1,000,000	16,842	16,386	456
Brazil Government Bond	1.000%	06/20/15	CSF	0.662%	13,400,000	126,377	(282,871)	409,248
Brazil Government Bond	1.000%	06/20/15	JPM	0.662%	8,400,000	79,221	(92,192)	171,413
China Government Bond	1.000%	06/20/15	RBS	0.391%	2,200,000	37,052	37,125	(73)
France Government Bond OAT	0.250%	09/20/15	UBS	0.554%	1,400,000	(12,553)	(37,101)	24,548
U.S. Treasury Notes	0.250%	09/20/15	UBS	0.156%	EUR 10,100,000	37,275	(62,585)	99,860
Brazil Government Bond	1.000%	09/20/15	BOA	0.704%	$700,000	6,320	(6,372)	12,692
United Mexican States	1.000%	09/20/15	BOA	0.601%	300,000	3,631	(4,244)	7,875
Brazil Government Bond	1.000%	09/20/15	BRC	0.704%	2,300,000	20,767	(19,842)	40,609
Brazil Government Bond	1.000%	09/20/15	CIT	0.704%	1,000,000	9,029	(15,694)	24,723
United Mexican States	1.000%	09/20/15	CIT	0.601%	1,000,000	12,102	(15,080)	27,182
Indonesia Government Bond	1.000%	09/20/15	DUB	0.766%	1,000,000	7,169	(23,587)	30,756
Brazil Government Bond	1.000%	09/20/15	HSB	0.704%	2,600,000	23,476	(25,870)	49,346
Brazil Government Bond	1.000%	09/20/15	JPM	0.704%	2,900,000	26,185	(29,862)	56,047
Brazil Government Bond	1.000%	09/20/15	UBS	0.704%	600,000	5,418	(5,677)	11,095
United Mexican States	1.000%	09/20/15	UBS	0.601%	500,000	6,051	(7,073)	13,124
France Government Bond OAT	0.250%	12/20/15	DUB	0.597%	15,200,000	(168,111)	(931,940)	763,829
France Government Bond OAT	0.250%	12/20/15	RBS	0.597%	1,700,000	(18,802)	(33,752)	14,950
Brazil Government Bond	1.000%	12/20/15	BRC	0.738%	13,000,000	112,228	(75,003)	187,231
Japanese Government Bond OAT	1.000%	12/20/15	GSC	0.459%	4,600,000	81,178	112,521	(31,343)
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/15	GSC	0.229%	1,700,000	42,747	39,430	3,317
United Mexican States	1.000%	12/20/15	GSC	0.634%	4,500,000	53,973	(121,173)	175,146
Brazil Government Bond	1.000%	12/20/15	MSC	0.738%	12,900,000	111,365	(74,426)	185,791
France Government Bond OAT	0.250%	03/20/16	BOA	0.688%	1,600,000	(24,033)	(64,735)	40,702
France Government Bond OAT	0.250%	03/20/16	BRC	0.688%	1,800,000	(27,037)	(66,879)	39,842
France Government Bond OAT	0.250%	03/20/16	DUB	0.688%	900,000	(13,519)	(36,429)	22,910

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
France Government Bond OAT	0.250%	03/20/16	MSC	0.688%	$500,000	($7,510)	($17,027)	$9,517
France Government Bond OAT	0.250%	03/20/16	RBS	0.688%	500,000	(7,510)	(16,794)	9,284
France Government Bond OAT	0.250%	03/20/16	UBS	0.688%	2,500,000	(37,552)	(101,149)	63,597
China Government Bond	1.000%	03/20/16	BNP	0.510%	400,000	6,882	4,839	2,043
American International Group Inc	1.000%	03/20/16	BOA	1.119%	13,000,000	(49,323)	(458,563)	409,240
Japanese Government Bond OAT	1.000%	03/20/16	BOA	0.520%	900,000	15,182	12,448	2,734
Brazil Government Bond	1.000%	03/20/16	BRC	0.791%	7,300,000	54,384	(48,930)	103,314
China Government Bond	1.000%	03/20/16	BRC	0.510%	800,000	13,765	9,560	4,205
American International Group Inc	1.000%	03/20/16	CIT	1.119%	12,900,000	(48,944)	(460,757)	411,813
Kazakhstan Government Debt	1.000%	03/20/16	CIT	1.262%	400,000	(3,492)	(11,544)	8,052
United Mexican States	1.000%	03/20/16	DUB	0.689%	12,900,000	141,590	(94,639)	236,229
United Mexican States	1.000%	03/20/16	HSB	0.689%	18,000,000	197,567	(133,510)	331,077
Japanese Government Bond OAT	1.000%	03/20/16	JPM	0.520%	2,000,000	33,738	17,580	16,158
France Government Bond OAT	0.250%	06/20/16	GSC	0.767%	16,000,000	(303,729)	(417,874)	114,145
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/16	BOA	0.306%	6,800,000	177,376	139,356	38,020
Indonesia Government Bond	1.000%	06/20/16	BRC	0.989%	6,400,000	4,256	(101,386)	105,642
China Government Bond	1.000%	06/20/16	CIT	0.564%	9,900,000	162,156	106,740	55,416
United Mexican States	1.000%	06/20/16	CIT	0.737%	6,200,000	61,716	(13,370)	75,086
China Government Bond	1.000%	06/20/16	DUB	0.564%	7,500,000	122,846	79,079	43,767
South Korea Government Bond	1.000%	06/20/16	DUB	0.556%	3,400,000	56,684	1,929	54,755
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/16	DUB	0.306%	41,800,000	1,090,342	860,333	230,009
Brazil Government Bond	1.000%	06/20/16	HSB	0.837%	6,400,000	40,082	(218,162)	258,244
China Government Bond	1.000%	06/20/16	JPM	0.564%	1,800,000	29,483	19,376	10,107
China Government Bond	1.000%	06/20/16	RBS	0.564%	1,800,000	29,483	18,942	10,541
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/16	UBS	0.306%	74,100,000	1,932,878	1,282,003	650,875
France Government Bond OAT	0.250%	09/20/16	HSB	0.835%	800,000	(18,323)	(30,612)	12,289
France Government Bond OAT	0.250%	09/20/16	MSC	0.835%	3,600,000	(82,453)	(169,989)	87,536
U.S. Treasury Notes	0.250%	09/20/16	UBS	0.235%	EUR 13,600,000	11,288	(190,345)	201,633
South Korea Government Bond	1.000%	09/20/16	BOA	0.600%	$2,500,000	40,033	(1,817)	41,850
China Government Bond	1.000%	09/20/16	DUB	0.611%	1,500,000	23,339	8,287	15,052
China Government Bond	1.000%	09/20/16	GSC	0.611%	500,000	7,780	2,679	5,101
United Mexican States	1.000%	09/20/16	GSC	0.779%	2,300,000	20,561	(11,064)	31,625
South Korea Government Bond	1.000%	09/20/16	HSB	0.600%	900,000	14,412	(1,960)	16,372
China Government Bond	1.000%	09/20/16	JPM	0.611%	3,200,000	49,790	18,578	31,212
China Government Bond	1.000%	09/20/16	MSC	0.611%	1,600,000	24,895	8,159	16,736
Indonesia Government Bond	1.000%	09/20/16	MSC	1.064%	4,400,000	(9,848)	(336,028)	326,180
United Mexican States	1.000%	09/20/16	MSC	0.779%	4,600,000	41,123	(20,427)	61,550
China Government Bond	1.000%	09/20/16	RBS	0.611%	1,000,000	15,559	6,952	8,607
China Government Bond	1.000%	09/20/16	UBS	0.611%	400,000	6,224	2,077	4,147
South Korea Government Bond	1.000%	09/20/16	UBS	0.600%	2,800,000	44,837	-	44,837
United Mexican States	1.000%	09/20/16	UBS	0.779%	1,200,000	10,728	(5,265)	15,993
Germany Government Bond	0.250%	12/20/16	CIT	0.376%	3,000,000	(15,721)	(118,793)	103,072
Germany Government Bond	0.250%	12/20/16	GSC	0.376%	6,100,000	(31,966)	(240,097)	208,131
Japanese Government Bond OAT	1.000%	03/20/17	BOA	0.715%	22,700,000	291,054	(163,516)	454,570
Japanese Government Bond OAT	1.000%	03/20/17	GSC	0.715%	5,600,000	71,802	(37,492)	109,294
Japanese Government Bond OAT	1.000%	03/20/17	MSC	0.715%	10,200,000	130,782	(75,276)	206,058
The Goldman Sachs Group Inc	1.000%	06/20/17	CSF	1.768%	10,000,000	(341,038)	(945,393)	604,355
United Mexican States	1.000%	06/20/17	CSF	0.927%	1,500,000	5,459	(14,842)	20,301
United Mexican States	1.000%	06/20/17	DUB	0.927%	1,600,000	5,823	(16,067)	21,890
Republic of Panama	1.000%	06/20/17	GSC	0.940%	7,085,000	21,481	(48,734)	70,215
Russian Federation	1.000%	06/20/17	GSC	1.395%	500,000	(8,933)	(34,502)	25,569
United Mexican States	1.000%	06/20/17	GSC	0.927%	2,500,000	9,099	(26,600)	35,699
Brazil Government Bond	1.000%	06/20/17	HSB	1.026%	500,000	(476)	(14,889)	14,413
Reynolds American Inc	1.280%	06/20/17	BOA	0.942%	3,600,000	57,358	-	57,358
Reynolds American Inc	1.280%	06/20/17	CIT	0.942%	3,500,000	55,765	-	55,765
South Korea Government Bond r	1.000%	09/20/17	BOA	0.805%	600,000	5,834	(4,427)	10,261
China Government Bond r	1.000%	09/20/17	CIT	0.831%	4,300,000	36,470	(27,523)	63,993
China Government Bond	1.000%	09/20/17	GSC	0.831%	1,300,000	11,026	(8,957)	19,983
South Korea Government Bond	1.000%	09/20/17	JPM	0.805%	1,000,000	9,724	(7,379)	17,103
South Korea Government Bond r	1.000%	09/20/17	MSC	0.805%	2,800,000	27,226	(20,123)	47,349
China Government Bond	1.000%	09/20/17	UBS	0.831%	300,000	2,544	(1,920)	4,464
UnitedHealth Group Inc	1.000%	03/20/18	BOA	0.810%	10,000,000	103,647	(63,269)	166,916
MetLife Inc	1.000%	03/20/18	DUB	1.980%	7,200,000	(356,836)	(408,988)	52,152
Brazil Government Bond	1.000%	03/20/21	CIT	1.420%	22,500,000	(727,273)	(997,607)	270,334
Indonesia Government Bond	1.000%	06/20/21	BOA	2.036%	15,000,000	(1,175,999)	(996,220)	(179,779)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.000%	06/20/21	BOA	1.337%	$6,300,000	($167,984)	($182,725)	$14,741
Indonesia Government Bond	1.000%	06/20/21	BRC	2.036%	9,400,000	(736,959)	(596,720)	(140,239)
United Mexican States	1.000%	06/20/21	BRC	1.337%	12,900,000	(343,968)	(374,151)	30,183
China Government Bond	1.000%	09/20/22	CSF	1.274%	15,300,000	(366,962)	(521,247)	154,285
China Government Bond	1.000%	09/20/22	DUB	1.274%	7,400,000	(177,485)	(273,116)	95,631
China Government Bond	1.000%	09/20/22	UBS	1.274%	6,200,000	(148,703)	(238,337)	89,634

						$5,226,482	($9,985,064)	$15,211,546

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CME - Dow Jones CDX HY17 5Y	5.000%	12/20/16	CME	$82,560,000	($1,677,206)	$3,617,940	($5,295,146)
CME - Dow Jones CDX IG18 5Y	1.000%	06/20/17	CME	684,000,000	(3,140,860)	3,465,541	(6,606,401)
CME - Dow Jones CDX HY18 5Y	5.000%	06/20/17	CME	98,109,000	(747,112)	4,280,333	(5,027,445)

					($5,565,178)	$11,363,814	($16,928,992)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - Dow Jones CDX HY9 5Y r	2.080%	12/20/12	BOA	$7,534,000	$38,183	$-	$38,183
OTC - Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	20,070	-	20,070
OTC - Dow Jones CDX IG10 5Y r	0.530%	06/20/13	DUB	4,918,944	18,766	-	18,766
OTC - Dow Jones CDX EM12 5Y	5.000%	12/20/14	DUB	2,100,000	155,945	210,450	(54,505)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	BRC	14,100,000	1,234,116	1,550,900	(316,784)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	CSF	800,000	70,021	100,000	(29,979)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	DUB	6,600,000	577,671	724,500	(146,829)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	GSC	300,000	26,258	37,350	(11,092)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	HSB	35,500,000	3,107,171	2,959,650	147,521
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	JPM	2,500,000	218,815	287,600	(68,785)
OTC - Dow Jones CDX EM13 5Y	5.000%	06/20/15	MSC	15,000,000	1,312,889	1,743,250	(430,361)
OTC - Dow Jones CDX EM14 5Y	5.000%	12/20/15	BOA	1,400,000	139,330	182,700	(43,370)
OTC - Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	4,200,000	417,991	581,100	(163,109)
OTC - Dow Jones CDX EM14 5Y	5.000%	12/20/15	HSB	5,600,000	557,321	375,200	182,121
OTC - Dow Jones CDX EM14 5Y	5.000%	12/20/15	JPM	800,000	79,617	105,600	(25,983)
OTC - Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	6,700,000	666,795	871,000	(204,205)
OTC - Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	57,014	-	57,014
OTC - CMBX NA AAA 3	0.080%	12/13/49	BOA	2,400,000	(143,129)	(138,750)	(4,379)

					$8,554,844	$9,590,550	($1,035,706)

Total Credit Default Swaps					$8,619,640	$10,969,300	($2,349,660)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$143,500,000	$1,084,012	($3,529)	$1,087,541
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	32,197	12,013	20,184
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	337,200,000	450,491	128,118	322,373
OTC - 28-Day Mexico Interbank TIIE Banxico r	BRC	Pay	5.500%	09/13/17	33,000,000	29,495	(7,366)	36,861
OTC - 28-Day Mexico Interbank TIIE Banxico r	HSB	Pay	5.500%	09/13/17	10,000,000	8,938	(2,246)	11,184
OTC - 28-Day Mexico Interbank TIIE Banxico r	MSC	Pay	5.500%	09/13/17	33,000,000	29,495	(7,734)	37,229
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	6.350%	06/02/21	160,000,000	566,779	241,346	325,433
CME - 3-Month USD-LIBOR	CME	Receive	2.500%	12/19/42	$135,100,000	3,862,939	(3,165,100)	7,028,039

Total Interest Rate Swaps						$6,064,346	($2,804,498)	$8,868,844

Total Swap Agreements						$14,683,986	$8,164,802	$6,519,184

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Financials	$3,607,495	$1,871,063	$-	$1,736,432
	Convertible Preferred Stocks (1)	61,900,000	61,900,000	-	-
	Corporate Bonds & Notes	1,248,547,546	-	1,248,447,554	99,992
	Senior Loan Notes	17,921,603	-	17,921,603	-
	Mortgage-Backed Securities	4,030,201,227	-	4,013,920,619	16,280,608
	Asset-Backed Securities	85,828,958	-	85,828,958	-
	U.S. Government Agency Issues	208,512,598	-	208,512,598	-
	U.S. Treasury Obligations	633,224,130	-	633,224,130	-
	Foreign Government Bonds & Notes	1,044,802,026	-	1,044,802,026	-
	Municipal Bonds	250,695,880	-	250,695,880	-
	Short-Term Investments	477,407,720	-	477,407,720	-
	Derivatives:
	Credit Contracts
	Swaps	20,298,885	-	20,298,885	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,945,072	-	7,945,072	-
	Interest Rate Contracts
	Futures	2,321,589	2,321,589	-	-
	Swaps	6,064,346	-	6,064,346	-

	Total Interest Rate Contracts	8,385,935	2,321,589	6,064,346	-

	Total Assets - Derivatives	36,629,892	2,321,589	34,308,303	-

	Total Assets	8,099,279,075	66,092,652	8,015,069,391	18,117,032

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(44,601,750)	-	(44,601,750)	-
	Derivatives:
	Credit Contracts
	Swaps	(11,679,245)	-	(11,679,245)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(23,764,438)	-	(23,764,438)	-
	Interest Rate Contracts
	Futures	(246,014)	(246,014)	-	-
	Written Options	(3,396,108)	-	(3,282,831)	(113,277)

	Total Interest Rate Contracts	(3,642,122)	(246,014)	(3,282,831)	(113,277)

	Total Liabilities - Derivatives	(39,085,805)	(246,014)	(38,726,514)	(113,277)

	Total Liabilities	(83,687,555)	(246,014)	(83,328,264)	(113,277)

	Total	$8,015,591,520	$65,846,638	$7,931,741,127	$18,003,755

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

	Preferred Stocks	Corporate Bonds & Notes	Mortgage-Backed Securities	Liabilities Derivatives Interest Rate Contracts Written Options	Total
Value, Beginning of Period	$1,749,949	$205,416	$16,373,099	($285,396)	$18,043,068
Purchases	-	-	-	-	-
Sales (includes paydowns)	-	(100,000)	(272,555)	-	(372,555)
Accrued Discounts (Premiums)	-	(2,541)	7,637	-	5,096
Net Realized Gains (Losses)	-	(1,244)	1,717	-	473
Change in Net Unrealized Appreciation (Depreciation)	(13,517)	(1,639)	170,710	172,119	327,673
Transfers In	-	-	-	-	-
Transfers Out	-	-	-	-	-

Value, End of Period	$1,736,432	$99,992	$16,280,608	($113,277)	$18,003,755

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($13,517)	($1,639)	$170,719	$172,119	$327,682

Additional	required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Preferred Stocks	$1,736,432	Benchmark	Base rate	NA - (one security)
Corporate Bonds & Notes	99,992	Benchmark	Base rate	NA - (one security)
Mortgage-Backed Securities	281,774	Benchmark	Base rate	98.75 (98.75)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.8%

Consumer Discretionary - 3.1%

CBS Corp 1.950% due 07/01/17	$2,015,000	$2,068,299
Cox Communications Inc
5.450% due 12/15/14	10,704,000	11,779,474
7.125% due 10/01/12	6,675,000	6,675,000
D.R. Horton Inc 4.750% due 05/15/17	5,750,000	6,152,500
DIRECTV Holdings LLC 4.750% due 10/01/14	8,125,000	8,718,312
Dollar General Corp 4.125% due 07/15/17	4,480,000	4,704,000
Easton-Bell Sports Inc 9.750% due 12/01/16	1,725,000	1,869,469
NBCUniversal Media LLC 2.100% due 04/01/14	7,050,000	7,200,616
Speedway Motorsports Inc 8.750% due 06/01/16	1,860,000	2,020,425
Staples Inc 9.750% due 01/15/14	5,500,000	6,087,042
TCM Sub LLC 3.550% due 01/15/15 ~	8,005,000	8,430,506
The Interpublic Group of Cos Inc 6.250% due 11/15/14	4,848,000	5,260,080
Thomson Reuters Corp (Canada) 5.950% due 07/15/13	3,500,000	3,648,316
Time Warner Cable Inc
7.500% due 04/01/14	1,530,000	1,680,504
8.250% due 02/14/14	1,168,000	1,285,934

		77,580,477

Consumer Staples - 3.5%

Altria Group Inc 8.500% due 11/10/13	5,625,000	6,106,011
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	7,695,000	7,799,791
1.500% due 07/14/14	4,695,000	4,779,712
3.000% due 10/15/12	5,490,000	5,494,743
BAT International Finance PLC (United Kingdom)
1.400% due 06/05/15 ~	7,085,000	7,143,968
8.125% due 11/15/13 ~	7,361,000	7,921,673
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,797,693
5.350% due 04/15/14	7,033,000	7,429,647
5.875% due 05/15/13	3,457,000	3,566,746
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	5,640,000	5,870,794
Kraft Foods Group Inc 1.625% due 06/04/15 ~	5,345,000	5,429,494
Molson Coors Brewing Co 2.000% due 05/01/17	4,415,000	4,551,503
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	6,600,000	6,894,096
Reynolds Group Issuer Inc 7.750% due 10/15/16	1,800,000	1,881,000
SABMiller Holdings Inc 1.850% due 01/15/15 ~	7,885,000	8,075,352

		85,742,223

Energy - 5.0%

Anadarko Petroleum Corp 6.375% due 09/15/17	5,805,000	7,007,744
Apache Corp 1.750% due 04/15/17	1,370,000	1,416,538
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,796,896

	Principal Amount	Value
Bill Barrett Corp 9.875% due 07/15/16	$1,750,000	$1,933,750
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	2,395,000	2,434,597
5.450% due 10/01/12	660,000	660,000
5.700% due 05/15/17	5,985,000	7,122,102
DCP Midstream LLC 9.700% due 12/01/13 ~	3,090,000	3,348,043
Devon Energy Corp 1.875% due 05/15/17	3,020,000	3,082,526
Ensco PLC (United Kingdom) 3.250% due 03/15/16	7,585,000	8,100,423
Enterprise Products Operating LLC
1.250% due 08/13/15	1,620,000	1,637,216
5.650% due 04/01/13	5,950,000	6,084,291
6.375% due 02/01/13	2,622,000	2,667,589
Gazprom OAO Via Gaz Capital SA (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,178,998
GlobalSantaFe Corp (Cayman) 5.000% due 02/15/13	1,800,000	1,827,887
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	1,040,000	1,116,019
5.125% due 11/15/14	2,545,000	2,765,369
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,162,570
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,816,119
Noble Corp (Cayman) 5.875% due 06/01/13	40,000	41,353
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	770,000	795,218
3.450% due 08/01/15	3,813,000	4,036,236
7.375% due 03/15/14	700,000	762,358
Occidental Petroleum Corp 1.750% due 02/15/17	4,090,000	4,239,948
Petrohawk Energy Corp
7.250% due 08/15/18	7,800,000	8,874,333
10.500% due 08/01/14	1,650,000	1,795,246
Phillips 66 1.950% due 03/05/15 ~	3,415,000	3,496,325
Regency Energy Partners LP 9.375% due 06/01/16	488,000	534,970
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,247,696
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,532,371
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	1,455,000	1,469,442
Transocean Inc (Cayman)
2.500% due 10/15/17	900,000	906,268
4.950% due 11/15/15	2,500,000	2,738,947
5.050% due 12/15/16	1,740,000	1,946,606
5.250% due 03/15/13	4,395,000	4,482,632
Williams Partners LP 3.800% due 02/15/15	3,400,000	3,607,019
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	5,115,000	5,428,002
5.000% due 11/15/13 ~	745,000	775,458

		121,869,105

Financials - 19.7%

ACE INA Holdings Inc 5.875% due 06/15/14	3,000,000	3,264,492
Aflac Inc 2.650% due 02/15/17	920,000	966,462
Ally Financial Inc
4.625% due 06/26/15	1,775,000	1,821,420
6.750% due 12/01/14	3,780,000	4,063,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
American Express Centurion Bank 5.550% due 10/17/12	$2,500,000	$2,505,005
American Express Credit Corp
1.750% due 06/12/15	3,590,000	3,674,527
5.125% due 08/25/14	5,650,000	6,115,068
American International Group Inc
3.000% due 03/20/15	1,390,000	1,440,303
4.250% due 09/15/14	8,475,000	8,958,855
American Tower Corp REIT 4.625% due 04/01/15	11,574,000	12,476,101
Bank of America Corp 1.867% due 01/30/14 §	10,545,000	10,624,077
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	14,020,000	14,972,841
BB&T Corp
1.600% due 08/15/17	3,130,000	3,190,631
5.700% due 04/30/14	6,345,000	6,839,872
Berkshire Hathaway Inc 2.200% due 08/15/16	11,000,000	11,571,373
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,411,807
Capital One Financial Corp
2.125% due 07/15/14	647,000	660,512
2.150% due 03/23/15	2,355,000	2,416,131
7.375% due 05/23/14	5,075,000	5,588,011
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,949,075
Citigroup Inc
0.722% due 11/05/14 §	6,800,000	6,697,912
1.290% due 04/01/14 §	3,518,000	3,515,661
Commonwealth Bank of Australia (Australia)
1.900% due 09/18/17	3,970,000	3,984,363
1.950% due 03/16/15	7,140,000	7,302,007
Daimler Finance North America LLC
0.972% due 03/28/14 § ~	7,320,000	7,336,529
1.875% due 09/15/14 ~	8,005,000	8,133,528
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,687,187
Fifth Third Bancorp
3.625% due 01/25/16	2,690,000	2,904,565
6.250% due 05/01/13	5,445,000	5,622,028
Ford Motor Credit Co LLC
2.750% due 05/15/15	7,465,000	7,617,883
3.000% due 06/12/17	4,180,000	4,260,356
3.875% due 01/15/15	6,325,000	6,613,844
Franklin Resources Inc 1.375% due 09/15/17	1,875,000	1,887,838
General Electric Capital Corp
1.090% due 04/07/14 §	18,205,000	18,291,000
1.875% due 09/16/13	2,125,000	2,155,623
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,570,786
HSBC USA Inc 2.375% due 02/13/15	11,035,000	11,366,403
Hyundai Capital America 1.625% due 10/02/15 ~	3,450,000	3,454,223
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	2,410,000	2,523,472
4.375% due 07/27/16 ~	5,000,000	5,395,510
JPMorgan Chase & Co
1.139% due 05/02/14 §	5,140,000	5,178,673
2.000% due 08/15/17	11,850,000	11,969,827
KeyCorp 3.750% due 08/13/15	3,492,000	3,769,055
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,205,449
MetLife Inc 2.375% due 02/06/14	1,550,000	1,586,682

	Principal Amount	Value
Metropolitan Life Global Funding I
1.700% due 06/29/15 ~	$11,010,000	$11,237,786
5.125% due 06/10/14 ~	3,725,000	3,996,787
Morgan Stanley 2.052% due 01/24/14 §	16,825,000	16,886,781
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	1,015,000	1,027,382
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	8,076,052
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	6,340,000	6,405,163
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	14,815,000	14,984,928
Principal Financial Group Inc 7.875% due 05/15/14	4,825,000	5,367,098
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,366,397
5.100% due 09/20/14	5,249,000	5,681,360
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,771,866
SLM Corp 4.625% due 09/25/17	10,610,000	10,777,065
Societe Generale SA (France) 2.500% due 01/15/14 ~	2,660,000	2,679,152
Sumitomo Mitsui Banking Corp (Japan) 1.900% due 01/12/15 ~	6,500,000	6,629,584
Sun Life Financial Global Funding III LP 0.710% due 10/06/13 § ~	9,335,000	9,271,046
The Goldman Sachs Group Inc 1.439% due 02/07/14 §	15,225,000	15,222,305
The Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,301,751
U.S. Bancorp 2.200% due 11/15/16	9,075,000	9,537,281
U.S. Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,305,847
UBS AG (Switzerland) 1.447% due 01/28/14 §	8,820,000	8,858,685
Union Bank NA 2.125% due 06/16/17	7,260,000	7,437,914
Ventas Realty LP REIT 3.125% due 11/30/15	4,850,000	5,058,380
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	10,995,000	11,183,553
WEA Finance LLC
5.400% due 10/01/12 ~	7,000,000	7,000,000
5.750% due 09/02/15 ~	5,280,000	5,864,132
Wells Fargo & Co
1.250% due 02/13/15	7,870,000	7,969,131
2.100% due 05/08/17	6,630,000	6,868,322
Western Corporate Federal Credit Union 1.750% due 11/02/12	1,700,000	1,702,212

		483,008,427

Health Care - 3.9%

Agilent Technologies Inc
2.500% due 07/15/13	3,700,000	3,750,427
6.500% due 11/01/17	5,905,000	7,235,615
Baxter International Inc 1.850% due 01/15/17	1,910,000	1,979,362
Boston Scientific Corp 4.500% due 01/15/15	13,594,000	14,542,902
Cardinal Health Inc 1.900% due 06/15/17	3,390,000	3,454,064
Celgene Corp 1.900% due 08/15/17	15,165,000	15,404,167

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Express Scripts Holding Co
2.750% due 11/21/14 ~	$5,095,000	$5,293,583
3.125% due 05/15/16	2,750,000	2,935,581
6.250% due 06/15/14	4,252,000	4,634,017
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,619,592
Life Technologies Corp
3.375% due 03/01/13	6,510,000	6,563,226
3.500% due 01/15/16	4,365,000	4,598,755
UnitedHealth Group Inc 1.875% due 11/15/16	2,145,000	2,218,567
Watson Pharmaceuticals Inc
1.875% due 10/01/17	4,955,000	5,017,294
5.000% due 08/15/14	4,245,000	4,557,292
WellPoint Inc
1.250% due 09/10/15	3,630,000	3,657,976
6.000% due 02/15/14	4,017,000	4,299,680

		94,762,100

Industrials - 2.5%

BAA Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	6,920,000	7,064,441
Casella Waste Systems Inc 11.000% due 07/15/14	1,650,000	1,751,062
CSX Corp 5.750% due 03/15/13	3,375,000	3,455,139
Delta Air Lines Inc 12.250% due 03/15/15 ~	1,700,000	1,853,000
ERAC USA Finance LLC
2.750% due 07/01/13 ~	9,825,000	9,966,519
2.750% due 03/15/17 ~	2,050,000	2,114,077
5.800% due 10/15/12 ~	8,000,000	8,012,984
GATX Corp 3.500% due 07/15/16	4,875,000	5,035,188
John Deere Capital Corp 4.950% due 12/17/12	7,750,000	7,824,842
Roper Industries Inc 6.625% due 08/15/13	1,770,000	1,859,546
Southwest Airlines Co 5.250% due 10/01/14	4,000,000	4,296,844
United Air Lines Inc 9.875% due 08/01/13 ~	1,556,000	1,598,790
Waste Management Inc
5.000% due 03/15/14	2,925,000	3,101,258
6.375% due 11/15/12	3,605,000	3,629,406

		61,563,096

Information Technology - 1.5%

Altera Corp 1.750% due 05/15/17	4,020,000	4,131,422
Broadcom Corp
1.500% due 11/01/13	2,045,000	2,068,922
2.375% due 11/01/15	4,385,000	4,599,606
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,510,543
Hewlett-Packard Co
2.350% due 03/15/15	2,910,000	2,966,943
2.600% due 09/15/17	3,535,000	3,551,010
2.625% due 12/09/14	850,000	873,027
6.125% due 03/01/14	5,000,000	5,332,455
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	3,075,490
Xerox Corp
1.257% due 05/16/14 §	1,845,000	1,843,144
2.950% due 03/15/17	800,000	827,636
5.650% due 05/15/13	5,187,000	5,347,434

		36,127,632

	Principal Amount	Value
Materials - 1.5%

ArcelorMittal (Luxembourg) 5.375% due 06/01/13	$3,765,000	$3,861,776
Barrick Gold Financeco LLC 6.125% due 09/15/13	3,540,000	3,724,724
CRH America Inc 5.300% due 10/15/13	1,220,000	1,269,844
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	4,047,219
Ecolab Inc 2.375% due 12/08/14	3,725,000	3,865,451
International Paper Co 5.300% due 04/01/15	3,360,000	3,670,333
Rock-Tenn Co 3.500% due 03/01/20 ~	5,145,000	5,259,625
Teck Resources Ltd (Canada) 2.500% due 02/01/18	1,805,000	1,815,576
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,655,844

		37,170,392

Telecommunication Services - 3.9%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,806,654
3.625% due 03/30/15	2,500,000	2,673,085
AT&T Inc 0.875% due 02/13/15	3,760,000	3,794,735
British Telecommunications PLC (United Kingdom)
1.504% due 12/20/13 §	4,285,000	4,314,489
5.150% due 01/15/13	6,500,000	6,585,039
CC Holdings GS V LLC 7.750% due 05/01/17 ~	2,480,000	2,659,800
Crown Castle Towers LLC 4.523% due 01/15/35 ~	7,250,000	7,710,897
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	1,650,000	1,848,000
GTP Acquisition Partners I LLC 4.347% due 06/15/41 ~	2,485,000	2,629,591
Rogers Communications Inc (Canada) 6.375% due 03/01/14	12,500,000	13,499,587
SBA Tower Trust 2.933% due 12/15/42 ~	9,280,000	9,595,604
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	10,175,000	10,518,406
Telefonica Emisiones SAU (Spain)
2.582% due 04/26/13	4,720,000	4,737,700
5.855% due 02/04/13	7,150,000	7,257,250
Verizon Virginia Inc 4.625% due 03/15/13	10,735,000	10,933,716
Vivendi SA (France) 2.400% due 04/10/15 ~	3,520,000	3,568,914

		96,133,467

Utilities - 4.2%

Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	6,345,000	6,352,931
CenterPoint Energy Resources Corp 7.875% due 04/01/13	10,370,000	10,725,981
CMS Energy Corp 2.750% due 05/15/14	5,000,000	5,097,410
Commonwealth Edison Co
1.625% due 01/15/14	6,000,000	6,081,504
1.950% due 09/01/16	1,605,000	1,664,464
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,240,136
DTE Energy Co 1.118% due 06/03/13 §	4,645,000	4,658,851

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Duke Energy Corp
1.625% due 08/15/17	$2,775,000	$2,787,044
2.150% due 11/15/16	6,350,000	6,570,294
Enel Finance International NV (Netherlands)
3.875% due 10/07/14 ~	1,855,000	1,908,213
5.700% due 01/15/13 ~	4,825,000	4,867,199
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,193,605
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,956,201
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,291,419
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,444,347
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,459,711
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,498,478
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,331,214
NiSource Finance Corp
5.400% due 07/15/14	3,539,000	3,795,779
6.150% due 03/01/13	891,000	909,961
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,702,642
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,826,332
Sempra Energy 1.149% due 03/15/14 §	6,255,000	6,284,849
Sierra Pacific Power Co 5.450% due 09/01/13	2,106,000	2,198,538
Southern Co 1.950% due 09/01/16	1,995,000	2,061,132

		102,908,235

Total Corporate Bonds & Notes (Cost $1,175,777,270)		1,196,865,154

MORTGAGE-BACKED SECURITIES - 24.6%

Collateralized Mortgage Obligations - Commercial - 4.5%

Banc of America Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,275,189
Bear Stearns Commercial Mortgage Securities
4.674% due 06/11/41 "	465,000	508,471
4.978% due 07/11/42 " §	4,200,000	4,481,809
5.116% due 02/11/41 " §	3,695,000	4,040,482
Citigroup Commercial Mortgage Trust 5.534% due 04/15/40 " §	4,070,000	4,332,657
Commercial Mortgage Pass-Through Certificates
5.167% due 06/10/44 " §	1,555,000	1,692,598
5.525% due 07/10/37 " §	12,755,000	13,641,849
DBUBS Mortgage Trust 2.238% due 08/10/44 "	1,805,389	1,856,062
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	4,054,268
GMAC Commercial Mortgage Securities Inc 4.079% due 05/10/36 "	1,756,329	1,774,257
Greenwich Capital Commercial Funding Corp 6.065% due 07/10/38 " §	2,415,000	2,806,203
JPMorgan Chase Commercial Mortgage Securities Corp
1.031% due 05/15/45 "	675,288	681,850
1.525% due 07/15/46 " ~	4,854,193	4,914,417
5.481% due 12/12/44 " §	2,510,000	2,836,379
5.546% due 06/12/41 " §	5,255,000	5,599,883

	Principal Amount	Value
Morgan Stanley Capital I Inc
1.480% due 06/15/44 " ~	$3,095,670	$3,142,436
4.700% due 07/15/56 "	12,800,000	13,805,114
4.780% due 12/13/41 "	5,259,000	5,659,399
5.731% due 07/12/44 " §	12,025,000	13,925,413
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	13,000,000	13,920,816
WF-RBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	3,551,381	3,616,641

		109,566,193

Collateralized Mortgage Obligations - Residential - 5.4%

Bear Stearns Adjustable Rate Mortgage Trust
2.722% due 04/25/34 " §	434,848	429,576
3.399% due 11/25/34 " §	1,427,661	1,451,342
Bear Stearns Alt-A Trust
0.567% due 01/25/35 " §	2,242,155	2,134,157
0.857% due 04/25/34 " §	664,542	603,276
Chase Mortgage Finance Corp
2.935% due 02/25/37 " §	1,371,722	1,387,686
2.940% due 02/25/37 " §	2,653,232	2,641,775
2.968% due 02/25/37 " §	3,471,127	3,476,606
2.969% due 02/25/37 " §	1,550,538	1,567,456
3.011% due 02/25/37 " §	637,180	635,224
Countrywide Home Loan Mortgage Pass-Through Trust
2.718% due 02/19/34 " §	2,018,833	1,838,929
2.801% due 11/20/34 " §	629,990	563,360
Fannie Mae 5.000% due 08/25/19 "	8,766,453	9,422,793
FDIC Structured Sale Guaranteed Notes 0.782% due 02/25/48 " § ~	1,792,177	1,796,771
Fosse Master Issuer PLC (United Kingdom) 1.855% due 10/18/54 " § ~	6,296,497	6,415,974
Freddie Mac
0.671% due 05/15/36 " §	904,869	914,189
7.000% due 09/15/30 "	1,206,945	1,416,767
Harborview Mortgage Loan Trust 0.559% due 06/20/35 " §	994,800	910,031
Holmes Master Issuer PLC (United Kingdom) 2.005% due 10/21/54 " § ~	2,425,000	2,474,460
JPMorgan Mortgage Trust
2.945% due 07/25/35 " §	1,984,233	2,026,859
2.992% due 07/25/35 " §	551,241	561,445
3.050% due 07/25/35 " §	1,985,718	2,020,835
MASTR Adjustable Rate Mortgages Trust 2.029% due 09/25/34 " §	848,510	760,863
Merrill Lynch Mortgage Investors Inc 2.741% due 12/25/35 " §	5,582,000	4,502,623
NCUA Guaranteed Notes
0.589% due 11/06/17 " §	4,750,587	4,762,463
0.599% due 03/06/20 " §	4,764,833	4,769,598
0.599% due 04/06/20 " §	4,477,875	4,499,973
0.619% due 02/06/20 " §	4,694,809	4,709,926
0.628% due 03/11/20 " §	5,101,273	5,129,968
0.669% due 01/08/20 " §	3,494,405	3,512,751
0.678% due 10/07/20 " §	2,956,395	2,969,698
1.840% due 10/07/20 "	701,229	713,500
Sequoia Mortgage Trust 1.061% due 11/20/34 " §	848,222	805,936
Silverstone Master Issuer PLC (United Kingdom)
1.853% due 01/21/55 " § ~	7,600,000	7,700,586
2.003% due 01/21/55 " § ~	17,190,000	17,709,611

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust
2.762% due 06/25/34 " §	$3,585,798	$3,595,616
2.804% due 05/25/34 " §	986,665	1,004,929
2.839% due 11/25/34 " §	2,057,695	2,049,445
Structured Asset Securities Corp 2.783% due 07/25/33 " §	507,111	501,026
Washington Mutual Mortgage Pass-Through Certificates
0.507% due 07/25/45 " §	3,598,715	3,314,123
0.537% due 08/25/45 " §	2,357,856	2,159,088
2.501% due 09/25/35 " §	9,000,000	8,004,955
2.583% due 06/25/34 " §	900,841	920,831
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	816,483	864,954
Wells Fargo Mortgage-Backed Securities Trust 2.747% due 08/25/33 " §	1,904,918	1,963,770

		131,615,744

Fannie Mae - 11.8%

2.125% due 03/01/35 " §	1,068,618	1,136,976
2.194% due 04/01/34 " §	2,480,233	2,646,122
2.300% due 06/01/35 " §	1,813,490	1,940,334
2.310% due 01/01/35 " §	38,922	41,766
2.340% due 02/01/33 - 01/01/34 " §	5,143,158	5,448,069
2.382% due 06/01/35 " §	1,385,240	1,480,964
2.394% due 06/01/33 " §	1,872,860	1,993,316
2.451% due 12/01/33 " §	2,203,605	2,349,390
2.460% due 01/01/35 " §	1,456,815	1,554,441
2.462% due 10/01/34 " §	1,086,581	1,149,842
2.519% due 05/01/35 " §	4,086,235	4,315,592
2.525% due 05/01/35 " §	815,207	861,112
2.532% due 12/01/33 " §	1,414,209	1,507,753
2.560% due 11/01/35 " §	1,364,246	1,456,373
2.648% due 02/01/33 " §	280,906	300,497
2.709% due 04/01/33 " §	389,540	415,998
2.722% due 02/01/34 " §	1,651,800	1,771,602
2.807% due 04/01/35 " §	1,052,362	1,127,961
2.810% due 07/01/35 " §	1,911,371	2,055,571
2.875% due 05/01/33 " §	54,115	54,714
2.925% due 05/01/33 - 08/01/33 " §	4,662,669	4,993,790
2.943% due 07/01/35 " §	2,205,365	2,378,543
3.000% due 09/01/27 "	15,332,888	16,291,536
3.500% due 12/01/26 - 10/01/27 "	43,569,373	46,393,320
4.000% due 07/01/25 - 03/01/41 "	14,931,464	15,985,306
4.500% due 03/01/25 - 10/01/26 "	49,765,970	53,810,464
5.000% due 07/01/24 - 07/01/35 "	13,310,382	14,579,015
5.500% due 01/01/18 - 12/01/39 "	85,986,375	94,519,608
6.000% due 01/01/18 - 03/01/37 "	5,101,388	5,603,729
6.500% due 05/01/33 "	1,698,685	1,941,961
7.000% due 05/01/33 - 06/01/33 "	742,254	835,856

		290,941,521

Freddie Mac - 2.2%

2.109% due 02/01/35 " §	654,695	689,844
2.375% due 08/01/35 " §	3,224,198	3,454,355
2.378% due 09/01/35 " §	3,459,891	3,634,054
2.850% due 03/01/35 " §	1,080,396	1,158,956
2.905% due 03/01/35 " §	916,086	983,991
4.000% due 08/01/26 "	28,752,247	30,616,331
5.500% due 03/01/18 - 07/01/38 "	7,409,414	8,078,753
6.000% due 04/01/33 "	5,670,330	6,358,363

		54,974,647

	Principal Amount	Value
Government National Mortgage Association - 0.7%

1.625% due 09/20/34 - 01/20/35 " §	$4,780,810	$4,971,093
3.000% due 09/20/27 "	4,990,000	5,366,700
5.500% due 07/15/20 "	1,258,443	1,361,760
6.000% due 01/15/22 "	4,923,485	5,417,683

		17,117,236

Total Mortgage-Backed Securities (Cost $597,192,473)		604,215,341

ASSET-BACKED SECURITIES - 11.3%

Ally Auto Receivables Trust 0.570% due 08/20/15 "	2,810,000	2,812,365
Ally Master Owner Trust 1.540% due 09/15/16 "	13,720,000	13,902,840
1.810% due 05/15/16 "	8,020,000	8,161,128
2.150% due 01/15/16 "	6,395,000	6,511,875
American Express Credit Account Master Trust 0.391% due 04/17/17 " §	4,545,000	4,556,192
0.990% due 03/15/18 "	4,800,000	4,818,350
1.290% due 03/15/18 " ~	5,485,000	5,502,447
AmeriCredit Automobile Receivables Trust 0.960% due 01/09/17 "	4,765,000	4,797,247
1.050% due 10/11/16 "	3,130,000	3,159,605
1.730% due 02/08/17 "	1,840,000	1,864,975
2.330% due 03/08/16 "	3,215,000	3,270,970
Bank of America Auto Trust 0.780% due 06/15/16 "	6,520,000	6,559,175
Capital Auto Receivables Asset Trust 8.250% due 01/15/15 " ~	4,255,000	4,464,180
CarMax Auto Owner Trust 0.840% due 03/15/17 "	7,585,000	7,627,719
0.890% due 09/15/16 "	1,885,000	1,899,609
CIT Equipment Collateral 1.100% due 08/22/16 " ~	2,785,000	2,794,741
CNH Equipment Trust 0.860% due 09/15/17 "	7,455,000	7,501,232
0.940% due 05/15/17 "	3,375,000	3,405,864
1.030% due 11/17/14 "	213,806	214,255
3.000% due 08/17/15 "	749,698	757,265
5.170% due 10/15/14 "	583,304	584,609
Discover Card Master Trust 0.860% due 11/15/17 "	12,595,000	12,716,731
Ford Credit Auto Lease Trust 0.850% due 01/15/15 "	2,690,000	2,702,652
1.340% due 09/15/14 "	1,670,000	1,685,197
Ford Credit Auto Owner Trust 0.580% due 12/15/16 "	2,770,000	2,781,249
1.510% due 01/15/14 "	402,479	402,843
4.050% due 10/15/16 "	915,000	962,614
Ford Credit Floorplan Master Owner Trust 4.200% due 02/15/17 " ~	4,425,000	4,768,915
4.990% due 02/15/17 " ~	3,165,000	3,387,841
GE Capital Credit Card Master Note Trust 0.701% due 05/15/19 " §	2,840,000	2,871,408
1.030% due 01/15/18 "	4,300,000	4,346,244
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	3,015,000	3,031,466
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	13,500,000	13,557,085
1.550% due 08/18/17 "	4,520,000	4,611,643
Huntington Auto Trust 0.810% due 09/15/16 "	4,930,000	4,958,399
Hyundai Auto Lease Securitization Trust 0.920% due 08/17/15 " ~	10,000,000	10,060,855
Hyundai Auto Receivables Trust 1.650% due 02/15/17 "	3,600,000	3,683,358

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
John Deere Owner Trust 1.320% due 05/15/14 "	$261,283	$261,730
Mercedes-Benz Auto Lease Trust 1.240% due 07/17/17 " ~	2,745,000	2,766,237
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,530,011
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	1,085,000	1,089,378
Navistar Financial Corp Owner Trust 1.190% due 01/18/19 " ~	14,015,000	14,043,233
NCUA Guaranteed Notes 0.569% due 12/07/20 " §	2,800,813	2,810,168
Nissan Auto Lease Trust 0.920% due 02/16/15 "	2,330,000	2,347,236
1.040% due 08/15/14 "	5,480,000	5,511,307
Nissan Master Owner Trust Receivables 0.691% due 05/15/17 " §	11,635,000	11,697,340
Porsche Innovative Lease Owner Trust 1.260% due 11/20/17 " ~	2,895,000	2,920,602
SMART Trust (Australia) 1.040% due 09/14/14 " ~	3,895,000	3,903,796
1.540% due 03/14/15 " ~	1,345,000	1,353,500
1.590% due 10/14/16 " ~	6,715,000	6,765,623
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	9,160,000	9,209,061
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	8,210,000	8,285,294
Wheels SPV LLC 1.190% due 03/20/21 " ~	4,610,000	4,624,736
World Financial Network Credit Card Master Trust 0.351% due 02/15/17 " § ~	15,000,000	14,996,648
World Omni Automobile Lease Securitization Trust 0.930% due 11/16/15 "	3,180,000	3,203,807
1.060% due 11/15/17 "	3,405,000	3,424,754

Total Asset-Backed Securities (Cost $274,656,134)		276,439,604

U.S. GOVERNMENT AGENCY ISSUES - 5.1%

Fannie Mae 0.500% due 07/02/15	7,000,000	7,026,684
0.750% due 12/19/14	36,950,000	37,320,128
0.875% due 08/28/17	22,375,000	22,514,687
0.875% due 10/26/17	9,115,000	9,172,179
Federal Home Loan Bank 0.500% due 11/20/15	34,900,000	35,014,053
Freddie Mac 0.500% due 04/17/15	13,915,000	13,974,918

Total U.S. Government Agency Issues (Cost $124,404,446)		125,022,649

U.S. TREASURY OBLIGATIONS - 7.4%

U.S. Treasury Inflation Protected Securities - 3.7%

0.500% due 04/15/15 ^	15,070,956	15,844,518
1.875% due 07/15/13 ^	71,879,221	74,041,205

		89,885,723

U.S. Treasury Notes - 3.7%

0.250% due 03/31/14	92,000,000	92,050,324

Total U.S. Treasury Obligations (Cost $181,352,841)		181,936,047

	Principal Amount	Value

MUNICIPAL BONDS - 0.4%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 1.001% due 10/15/12 §	$9,230,000	$9,230,461

Total Municipal Bonds (Cost $9,230,000)		9,230,461

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $94,729,530; collateralized by Federal Home Loan Bank: 0.000% due 03/22/13 and value $5,157,420; Fannie Mae: 0.000% due 01/03/13 and value $25,000,000; and U.S. Treasury Notes: 1.375% - 3.625% due 12/31/12 - 02/15/13 and value $66,467,713)	94,729,451	94,729,451

Total Short-Term Investment (Cost $94,729,451)		94,729,451

TOTAL INVESTMENTS - 101.5% (Cost $2,457,342,615)		2,488,438,707

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(36,745,783)

NET ASSETS - 100.0%		$2,451,692,924

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,196,865,154	$-	$1,196,865,154	$-
	Mortgage-Backed Securities	604,215,341	-	577,647,437	26,567,904
	Asset-Backed Securities	276,439,604	-	273,629,436	2,810,168
	U.S. Government Agency Issues	125,022,649	-	125,022,649	-
	U.S. Treasury Obligations	181,936,047	-	181,936,047	-
	Municipal Bonds	9,230,461	-	9,230,461	-
	Short-Term Investment	94,729,451	-	94,729,451	-

	Total	$2,488,438,707	$-	$2,459,060,635	$29,378,072

During the nine-month period ended September 30, 2012, an investment with a value of $5,129,968 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$25,066,827	$3,109,120	$28,175,947
Purchases	-	-	-
Sales (includes paydowns)	(3,688,523)	(299,285)	(3,987,808)
Accrued Discounts (Premiums)	5	-	5
Net Realized Gains (Losses)	15	-	15
Change in Net Unrealized Appreciation	59,612	333	59,945
Transfers In	5,129,968	-	5,129,968
Transfers Out	-	-	-

Value, End of Period	$26,567,904	$2,810,168	$29,378,072

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$59,612	$333	$59,945

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.0%

Austria - 0.3%

OGX Austria GmbH 8.375% due 04/01/22 ~	$2,300,000	$2,006,750
Sappi Papier Holding GmbH 8.375% due 06/15/19 ~	800,000	859,000

		2,865,750

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	2,150,000	2,310,777

Barbados - 0.7%

Columbus International Inc 11.500% due 11/20/14 ~	5,850,000	6,552,000

Bermuda - 2.3%

Central European Media Enterprises Ltd
2.602% due 05/15/14 § ~	EUR 800,000	1,030,610
11.625% due 09/15/16 ~	2,950,000	3,970,964
China Oriental Group Co Ltd
7.000% due 11/17/17 ~	$2,400,000	2,088,000
8.000% due 08/18/15 ~	2,332,000	2,285,360
Digicel Group Ltd
8.250% due 09/30/20 ~ r	3,000,000	3,165,000
10.500% due 04/15/18 ~	1,400,000	1,536,500
Digicel Ltd 7.000% due 02/15/20 ~	1,850,000	1,905,500
Qtel International Finance Ltd
4.750% due 02/16/21 ~	740,000	822,510
6.500% due 06/10/14 ~	280,000	304,080
7.875% due 06/10/19 ~	4,120,000	5,335,400

		22,443,924

Cayman - 6.7%

Agile Property Holdings Ltd
8.875% due 04/28/17 ~	1,200,000	1,221,000
9.875% due 03/20/17 ~	2,350,000	2,455,750
Central China Real Estate Ltd 12.250% due 10/20/15 ~	1,250,000	1,368,750
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	2,350,000	2,491,000
Country Garden Holdings Co Ltd
11.125% due 02/23/18 ~	2,300,000	2,524,250
11.250% due 04/22/17 ~	3,566,000	3,922,600
Dar Al-Arkan International Sukuk Co II 10.750% due 02/18/15 ~	3,400,000	3,642,250
DP World Sukuk Ltd 6.250% due 07/02/17 ~	1,400,000	1,530,900
Dubai DOF Sukuk Ltd 6.396% due 11/03/14	1,290,000	1,388,040
Dubai Holding Commercial Operations MTN Ltd
4.750% due 01/30/14	EUR 4,100,000	5,057,956
6.000% due 02/01/17	GBP 2,000,000	2,995,453
Emaar Sukuk Ltd
6.400% due 07/18/19 ~	$2,300,000	2,441,450
8.500% due 08/03/16	2,300,000	2,581,750
Evergrande Real Estate Group Ltd
7.500% due 01/19/14 ~	CNY 11,800,000	1,783,698
9.250% due 01/19/16 ~	16,100,000	2,267,145
13.000% due 01/27/15 ~	$4,700,000	4,799,875
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	2,650,000	2,855,375
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	2,600,000	2,067,000

	Principal Amount	Value
JBS Finance II Ltd 8.250% due 01/29/18 ~	$5,900,000	$6,077,000
Kuwait Projects Co 9.375% due 07/15/20	2,100,000	2,488,500
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	2,300,000	2,484,000
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	2,750,000	2,286,625
Mongolian Mining Corp 8.875% due 03/29/17 ~	2,550,000	2,594,625
Nile Finance Ltd 5.250% due 08/05/15 ~	1,790,000	1,807,900
Shimao Property Holdings Ltd
9.650% due 08/03/17	500,000	524,518
11.000% due 03/08/18	850,000	929,545

		66,586,955

Chile - 1.1%

Banco del Estado de Chile
3.875% due 02/08/22 ~	580,000	617,327
4.125% due 10/07/20 ~	1,390,000	1,515,407
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	1,510,000	1,639,534
3.875% due 11/03/21 ~	1,810,000	1,976,542
7.500% due 01/15/19 ~	770,000	1,002,421
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	870,000	955,126
6.250% due 07/08/19 ~	1,470,000	1,702,882
Inversiones Alsacia SA 8.000% due 08/18/18 ~	1,637,231	1,669,424

		11,078,663

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	870,000	1,117,950

El Salvador - 0.2%

Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	1,750,000	1,860,425

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,450,000	1,661,800

Hong Kong - 0.8%

Bank of China Ltd 5.550% due 02/11/20 ~	3,070,000	3,445,455
CITIC Bank International Ltd 6.875% due 06/24/20	280,000	321,838
Fosun International Ltd 7.500% due 05/12/16 ~	2,300,000	2,277,000
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,760,000	1,939,260

		7,983,553

Indonesia - 0.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	1,725,000	1,875,938
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	1,100,000	1,236,125

		3,112,063

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Ireland - 1.2%

Alfa Bank OJSC 7.500% due 09/26/19 ~ r	$2,400,000	$2,430,649
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	2,400,000	2,448,000
MTS International Funding Ltd 8.625% due 06/22/20 ~	4,700,000	5,739,640
VEB Leasing 5.125% due 05/27/16 ~	1,500,000	1,565,700

		12,183,989

Kazakhstan - 2.6%

ATF Bank JSC 9.000% due 05/11/16 ~	1,175,000	1,165,894
Development Bank of Kazakhstan JSC 5.500% due 12/20/15 ~	1,410,000	1,536,900
Halyk Savings Bank of Kazakhstan JSC 7.250% due 05/03/17 ~	2,350,000	2,452,812
Kazkommertsbank JSC
7.500% due 11/29/16 ~	2,500,000	2,196,875
8.000% due 11/03/15 ~	3,000,000	2,820,000
KazMunayGas National Co
6.375% due 04/09/21 ~	3,300,000	3,978,513
7.000% due 05/05/20 ~	3,060,000	3,771,450
8.375% due 07/02/13 ~	3,060,000	3,212,541
9.125% due 07/02/18 ~	810,000	1,051,372
11.750% due 01/23/15 ~	1,910,000	2,313,831
Zhaikmunai LLP 10.500% due 10/19/15 ~	1,300,000	1,389,440

		25,889,628

Luxembourg - 3.7%

Evraz Group SA
6.750% due 04/27/18 ~	5,900,000	5,870,500
9.500% due 04/24/18 ~	1,150,000	1,299,696
MHP SA 10.250% due 04/29/15 ~	4,693,000	4,786,860
Minerva Luxembourg SA 12.250% due 02/10/22 ~	3,550,000	4,113,385
Russian Standard Bank 9.250% due 07/11/17 ~	2,400,000	2,461,200
Sberbank of Russia 6.125% due 02/07/22 ~	2,160,000	2,392,200
Severstal OAO
6.250% due 07/26/16 ~	2,350,000	2,468,087
6.700% due 10/25/17 ~	2,300,000	2,469,947
TMK OAO 7.750% due 01/27/18 ~	5,900,000	6,047,500
VTB Bank OJSC
6.000% due 04/12/17 ~	2,350,000	2,461,625
6.875% due 05/29/18 ~	1,820,000	1,963,416

		36,334,416

Malaysia - 0.6%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20	1,340,000	1,508,824
MMI International Ltd 8.000% due 03/01/17 ~	1,200,000	1,254,000
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,860,000	2,208,428
7.875% due 05/22/22 ~	810,000	1,160,183

		6,131,435

Mexico - 2.2%

Cemex SAB de CV 9.000% due 01/11/18 ~	2,300,000	2,311,500
Comision Federal de Electricidad
4.875% due 05/26/21 ~	1,410,000	1,589,775
5.750% due 02/14/42 ~	1,870,000	2,099,075

	Principal Amount	Value
Corp GEO SAB de CV 9.250% due 06/30/20 ~	$2,500,000	$2,600,000
Desarrolladora Homex SAB de CV
9.500% due 12/11/19 ~	1,000,000	1,030,000
9.750% due 03/25/20 ~	1,400,000	1,435,000
Grupo Senda Autotransporte SA de CV 10.500% due 10/03/15 ~	1,170,000	1,222,650
Petroleos Mexicanos
5.500% due 06/27/44	780,000	859,950
6.000% due 03/05/20	820,000	984,000
6.500% due 06/02/41	2,440,000	3,053,660
8.000% due 05/03/19	1,580,000	2,075,330
Urbi Desarrollos Urbanos SAB de CV
9.500% due 01/21/20 ~	900,000	801,000
9.750% due 02/03/22 ~	2,500,000	2,206,250

		22,268,190

Netherlands - 3.6%

DTEK Finance BV 9.500% due 04/28/15 ~	2,350,000	2,361,750
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	2,580,000	3,105,314
6.950% due 07/10/42 ~	900,000	1,094,625
Kazkommertsbank JSC 7.875% due 04/07/14 ~	1,350,000	1,343,250
Lukoil International Finance BV 6.656% due 06/07/22 ~	1,200,000	1,446,276
Majapahit Holding BV
7.750% due 10/17/16 ~	1,790,000	2,127,863
7.750% due 01/20/20 ~	1,350,000	1,704,375
8.000% due 08/07/19 ~	1,500,000	1,901,250
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	2,200,000	1,804,000
Metinvest BV
8.750% due 02/14/18 ~	5,000,000	4,787,500
10.250% due 05/20/15 ~	1,200,000	1,215,000
OSX 3 Leasing BV 9.250% due 03/20/15 ~	1,200,000	1,248,960
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 1,232,000	1,654,424
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$8,300,000	8,725,375
WPE International Cooperatief UA 10.375% due 09/30/20 ~	750,000	641,197

		35,161,159

Peru - 0.2%

CFG Investment SAC 9.750% due 07/30/19 ~ r	1,950,000	1,560,000

Philippines - 0.6%

Development Bank of Philippines 5.500% due 03/25/21	1,630,000	1,824,400
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	300,000	389,250
7.390% due 12/02/24 ~	2,980,000	4,157,100

		6,370,750

Singapore - 0.3%

Berau Capital Resources Pte Ltd 12.500% due 07/08/15 ~	600,000	642,000
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	2,550,000	2,671,125

		3,313,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
South Africa - 1.3%

African Bank Ltd 8.125% due 02/24/17 ~	$2,347,000	$2,534,760
Edcon Holdings Proprietary Ltd 5.752% due 06/15/15 § ~	EUR 1,625,000	1,795,857
Edcon Proprietary Ltd 3.502% due 06/15/14 § ~	4,400,000	5,286,694
Foodcorp Proprietary Ltd 8.750% due 03/01/18 ~	2,350,000	3,182,185

		12,799,496

Spain - 0.4%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$3,504,000	3,530,981

Sri Lanka - 0.2%

Bank of Ceylon 6.875% due 05/03/17 ~	1,600,000	1,716,000

Sweden - 0.9%

Eileme 2 AB 11.625% due 01/31/20 ~	1,200,000	1,353,000
11.750% due 01/31/20 ~	EUR 3,000,000	4,279,216
TVN Finance Corp II AB 10.750% due 11/15/17 ~	2,617,000	3,615,198

		9,247,414

Turkey - 0.2%

Export Credit Bank of Turkey 5.375% due 11/04/16 ~	$1,780,000	1,917,950

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	3,990,000	4,074,987

United Arab Emirates - 1.8%

Dolphin Energy Ltd 5.888% due 06/15/19 ~	1,648,824	1,875,537
DP World Ltd 6.850% due 07/02/37 ~	4,700,000	5,087,750
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	2,840,000	3,334,160
8.500% due 04/22/15 ~	4,480,000	5,062,400
Emirates Airline 5.125% due 06/08/16 ~	1,920,000	1,998,240

		17,358,087

United Kingdom - 4.2%

Afren PLC 10.250% due 04/08/19 ~	2,400,000	2,742,000
11.500% due 02/01/16 ~	2,374,000	2,723,495
Atlantic Finance Ltd 10.750% due 05/27/14 § ~	4,700,000	5,186,450
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	1,900,000	2,434,726
Export-Import Bank of Ukraine CJSC 6.800% due 10/04/12	1,360,000	1,363,740
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	3,550,000	3,372,500
Franshion Development Ltd 6.750% due 04/15/21 ~	1,160,000	1,202,920
Oschadbank 8.250% due 03/10/16	3,460,000	3,338,900
Privatbank CJSC 9.375% due 09/23/15	1,800,000	1,660,464

	Principal Amount	Value
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	$3,700,000	$3,955,034
6.300% due 11/12/40 ~	670,000	782,349
Sinopec Group Overseas Development Ltd
3.900% due 05/17/22 ~	1,650,000	1,772,549
4.875% due 05/17/42 ~	1,550,000	1,751,787
Star Energy Geothermal Wayang Windu Ltd 11.500% due 02/12/15 ~	2,350,000	2,549,750
Ukreximbank 8.375% due 04/27/15 ~	4,140,000	4,010,625
Vedanta Resources PLC 8.250% due 06/07/21 ~	2,500,000	2,450,000
9.500% due 07/18/18 ~	300,000	311,250

		41,608,539

United States - 1.0%

CEDC Finance Corp International Inc 8.875% due 12/01/16 ~	EUR 1,700,000	1,512,825
9.125% due 12/01/16 ~	$500,000	348,750
Cemex Finance LLC 9.500% due 12/14/16 ~	1,200,000	1,245,000
NII Capital Corp 7.625% due 04/01/21	3,400,000	2,720,000
Pemex Project Funding Master Trust 5.750% due 03/01/18	1,130,000	1,329,162
Reliance Holdings USA Co 5.400% due 02/14/22 ~	1,700,000	1,831,750
6.250% due 10/19/40 ~	1,250,000	1,409,835

		10,397,322

Venezuela - 0.6%

Petroleos de Venezuela SA 5.250% due 04/12/17 ~	1,760,000	1,399,200
5.375% due 04/12/27	4,000,000	2,490,000
5.500% due 04/12/37 ~	1,350,000	823,500
12.750% due 02/17/22 ~	1,290,000	1,322,250

		6,034,950

Vietnam - 0.1%

Vietnam JSC Bank for Industry & Trade 8.000% due 05/17/17 ~	750,000	725,625

Total Corporate Bonds & Notes (Cost $374,260,613)		386,197,903

FOREIGN GOVERNMENT BONDS & NOTES - 58.1%

Argentina - 1.5%

Republic of Argentina 7.000% due 10/03/15	5,660,000	5,193,050
8.280% due 12/31/33	10,547,790	8,258,068
8.750% due 06/02/17	1,170,000	1,146,600

		14,597,718

Belarus - 1.0%

Republic of Belarus 8.750% due 08/03/15 ~	3,300,000	3,279,375
8.950% due 01/26/18 ~	6,620,000	6,527,320

		9,806,695

Brazil - 9.7%

Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	870,000	1,035,300
6.500% due 06/10/19 ~	3,070,000	3,799,125
Brazil Letras do Tesouro Nacional 0.000% due 01/01/15	BRL 20,600,000	8,468,726

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 05/15/15 ^	BRL 7,900,000	$9,203,992
6.000% due 08/15/16 ^	11,730,000	13,934,467
6.000% due 08/15/20 ^	9,760,000	12,159,166
Federative Republic of Brazil 2.625% due 01/05/23	$1,900,000	1,902,850
4.875% due 01/22/21	7,060,000	8,472,000
5.625% due 01/07/41	7,480,000	9,611,800
5.875% due 01/15/19	2,220,000	2,775,000
6.000% due 01/17/17	1,450,000	1,734,563
7.125% due 01/20/37	5,530,000	8,364,125
8.250% due 01/20/34	3,940,000	6,530,550
8.875% due 04/15/24	1,550,000	2,514,875
10.125% due 05/15/27	2,810,000	5,095,935
10.250% due 01/10/28	BRL 580,000	375,509

		95,977,983

Chile - 0.1%

Republic of Chile 3.250% due 09/14/21	$930,000	1,011,375

Colombia - 2.5%

Republic of Colombia 4.375% due 07/12/21	2,110,000	2,440,215
6.125% due 01/18/41	3,120,000	4,243,200
7.375% due 01/27/17	1,590,000	1,982,730
7.375% due 03/18/19	2,870,000	3,809,925
7.375% due 09/18/37	1,690,000	2,606,825
8.125% due 05/21/24	3,760,000	5,630,600
10.375% due 01/28/33	220,000	404,250
11.750% due 02/25/20	2,240,000	3,656,800

		24,774,545

Croatia - 1.4%

Republic of Croatia 6.250% due 04/27/17 ~	2,060,000	2,235,100
6.375% due 03/24/21 ~	6,880,000	7,647,589
6.625% due 07/14/20 ~	2,140,000	2,409,640
6.750% due 11/05/19 ~	1,640,000	1,857,300

		14,149,629

Dominican Republic - 0.4%

Dominican Republic 7.500% due 05/06/21 ~	3,140,000	3,563,900

Ecuador - 0.1%

Republic of Ecuador 9.375% due 12/15/15 ~	1,020,000	1,060,800

Egypt - 0.2%

Arab Republic of Egypt 5.750% due 04/29/20 ~	1,820,000	1,840,475
6.875% due 04/30/40 ~	360,000	357,300

		2,197,775

El Salvador - 0.7%

Republic of El Salvador 7.375% due 12/01/19 ~	580,000	669,900
7.625% due 02/01/41 ~	2,070,000	2,318,400
7.650% due 06/15/35 ~	3,120,000	3,502,200
8.250% due 04/10/32 ~	440,000	524,700

		7,015,200

Gabon - 0.0%

Gabonese Republic 8.200% due 12/12/17 ~	220,000	270,600

	Principal Amount	Value
Georgia - 0.2%

Republic of Georgia 6.875% due 04/12/21 ~	$1,330,000	$1,536,150

Ghana - 0.2%

Republic of Ghana 8.500% due 10/04/17 ~	1,540,000	1,817,200

Hungary - 1.1%

Republic of Hungary 6.250% due 01/29/20	3,150,000	3,433,122
6.375% due 03/29/21	3,808,000	4,165,190
7.625% due 03/29/41	3,090,000	3,507,150

		11,105,462

Indonesia - 3.0%

Republic of Indonesia 4.875% due 05/05/21 ~	2,720,000	3,124,600
5.875% due 03/13/20 ~	2,220,000	2,686,200
6.625% due 02/17/37 ~	620,000	826,150
6.875% due 01/17/18 ~	3,800,000	4,669,250
7.500% due 01/15/16 ~	2,440,000	2,879,200
7.750% due 01/17/38 ~	2,970,000	4,447,575
8.500% due 10/12/35 ~	4,040,000	6,433,700
10.375% due 05/04/14 ~	1,070,000	1,219,800
11.625% due 03/04/19 ~	2,030,000	3,110,975

		29,397,450

Iraq - 0.9%

Republic of Iraq 5.800% due 01/15/28 ~	10,140,000	9,379,500

Ireland - 1.2%

Vnesheconombank 5.450% due 11/22/17 ~	1,380,000	1,504,559
6.800% due 11/22/25 ~	3,210,000	3,788,089
6.902% due 07/09/20 ~	5,520,000	6,535,349

		11,827,997

Ivory Coast - 1.1%

Ivory Coast 3.750% due 12/31/32 § Y ~	12,520,000	10,861,100

Jordan - 0.3%

Kingdom of Jordan 3.875% due 11/12/15 ~	3,370,000	3,302,600

Kazakhstan - 0.2%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	2,190,000	2,398,050

Lebanon - 1.2%

Lebanese Republic 5.150% due 11/12/18	560,000	557,200
6.100% due 10/04/22 ~	4,650,000	4,719,750
6.375% due 03/09/20	2,860,000	2,988,700
6.600% due 11/27/26	2,000,000	2,055,000
8.250% due 04/12/21 ~	1,110,000	1,290,375
8.500% due 01/19/16 ~	300,000	334,500

		11,945,525

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Lithuania - 1.9%

Republic of Lithuania 5.125% due 09/14/17 ~	$1,360,000	$1,521,500
6.125% due 03/09/21 ~	3,290,000	3,939,775
6.625% due 02/01/22 ~	4,650,000	5,783,437
7.375% due 02/11/20 ~	6,080,000	7,752,000

		18,996,712

Malaysia - 0.2%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,610,000	1,866,269

Mexico - 5.0%

Mexican Bonos
7.750% due 05/29/31	MXN 31,600,000	2,857,290
8.500% due 05/31/29	69,500,000	6,782,013
10.000% due 11/20/36	100,000,000	11,130,204
United Mexican States
3.625% due 03/15/22	$1,410,000	1,541,130
4.750% due 03/08/44	2,052,000	2,287,980
5.125% due 01/15/20	3,980,000	4,776,000
5.625% due 01/15/17	1,710,000	2,007,540
5.750% due 10/12/10	3,374,000	4,057,235
5.950% due 03/19/19	1,600,000	1,992,000
6.050% due 01/11/40	6,070,000	8,118,625
6.750% due 09/27/34	2,760,000	3,944,040

		49,494,057

Morocco - 0.2%

Kingdom of Morocco 4.500% due 10/05/20 ~	EUR 1,210,000	1,564,084

Nigeria - 0.2%

Republic of Nigeria 6.750% due 01/28/21 ~	$1,410,000	1,600,350

Pakistan - 0.4%

Islamic Republic of Pakistan
6.875% due 06/01/17 ~	1,850,000	1,572,500
7.125% due 03/31/16 ~	3,120,000	2,815,800

		4,388,300

Panama - 1.1%

Republic of Panama
6.700% due 01/26/36	3,040,000	4,286,400
7.125% due 01/29/26	440,000	625,900
7.250% due 03/15/15	1,480,000	1,698,300
8.875% due 09/30/27	1,260,000	2,050,650
9.375% due 04/01/29	1,080,000	1,844,100

		10,505,350

Peru - 1.4%

Republic of Peru
7.125% due 03/30/19	550,000	731,500
7.350% due 07/21/25	3,990,000	5,865,300
8.375% due 05/03/16	1,380,000	1,725,000
8.750% due 11/21/33	3,180,000	5,557,050

		13,878,850

Philippines - 3.2%

Republic of Philippines
4.000% due 01/15/21	4,350,000	4,872,000
5.500% due 03/30/26	2,670,000	3,354,187
6.375% due 10/23/34	2,190,000	3,022,200
7.500% due 09/25/24	1,330,000	1,895,250
7.750% due 01/14/31	3,400,000	5,214,750

	Principal Amount	Value
8.375% due 06/17/19	$1,570,000	$2,174,450
9.500% due 02/02/30	3,920,000	6,791,400
10.625% due 03/16/25	2,240,000	3,936,800

		31,261,037

Poland - 1.5%

Republic of Poland
3.000% due 03/17/23	3,190,000	3,142,788
5.000% due 03/23/22	7,050,000	8,195,625
6.375% due 07/15/19	3,070,000	3,802,963

		15,141,376

Qatar - 0.4%

State of Qatar
5.750% due 01/20/42 ~	1,670,000	2,133,425
6.400% due 01/20/40 ~	1,040,000	1,424,800

		3,558,225

Romania - 0.5%

Romania Government 6.750% due 02/07/22 ~	4,070,000	4,594,013

Russia - 2.4%

Russian Foreign Bond - Eurobond
5.000% due 04/29/20 ~	700,000	805,350
5.625% due 04/04/42 ~	3,000,000	3,607,800
7.500% due 03/31/30 § ~	13,427,550	16,979,137
12.750% due 06/24/28 ~	1,040,000	2,017,600

		23,409,887

Senegal - 0.2%

Republic of Senegal 8.750% due 05/13/21 ~	1,890,000	2,296,350

Serbia - 0.3%

Republic of Serbia 7.250% due 09/28/21 ~	3,130,000	3,333,450

South Africa - 1.2%

Republic of South Africa
5.500% due 03/09/20	2,580,000	3,076,650
5.875% due 05/30/22	2,890,000	3,572,907
6.250% due 03/08/41	619,000	822,094
6.875% due 05/27/19	3,250,000	4,107,350

		11,579,001

Sri Lanka - 0.5%

Republic of Sri Lanka
5.875% due 07/25/22 ~	900,000	974,250
6.250% due 10/04/20 ~	1,210,000	1,321,925
6.250% due 07/27/21 ~	1,410,000	1,540,154
7.400% due 01/22/15 ~	740,000	806,600

		4,642,929

Turkey - 3.6%

Republic of Turkey
5.625% due 03/30/21	890,000	1,019,050
6.000% due 01/14/41	2,100,000	2,430,750
6.250% due 09/26/22	1,100,000	1,319,120
6.750% due 04/03/18	6,070,000	7,155,012
6.750% due 05/30/40	1,510,000	1,913,925
6.875% due 03/17/36	2,620,000	3,333,950
7.000% due 09/26/16	1,620,000	1,879,200
7.000% due 03/11/19	1,260,000	1,532,475
7.000% due 06/05/20	440,000	542,850
7.250% due 03/15/15	1,690,000	1,875,900
7.250% due 03/05/38	1,040,000	1,384,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
7.375% due 02/05/25	$3,770,000	$4,901,000
7.500% due 07/14/17	1,820,000	2,188,550
7.500% due 11/07/19	740,000	931,660
8.000% due 02/14/34	1,110,000	1,567,875
11.875% due 01/15/30	680,000	1,277,720

		35,253,537

Ukraine - 1.4%

Financing of Infrastructural Projects State Enterprise 8.375% due 11/03/17 ~	990,000	920,700
Ukraine Government
6.250% due 06/17/16 ~	1,180,000	1,139,621
6.580% due 11/21/16 ~	520,000	502,840
6.875% due 09/23/15 ~	1,440,000	1,425,600
7.650% due 06/11/13 ~	650,000	655,850
7.750% due 09/23/20 ~	530,000	526,666
7.950% due 02/23/21 ~	900,000	901,053
9.250% due 07/24/17 ~	7,750,000	8,179,815

		14,252,145

United Arab Emirates - 0.3%

Emirate of Dubai Government
6.700% due 10/05/15 ~	490,000	539,000
7.750% due 10/05/20 ~	1,980,000	2,356,200

		2,895,200

Uruguay - 1.9%

Republic of Uruguay
6.875% due 09/28/25	1,270,000	1,739,900
7.625% due 03/21/36	1,550,000	2,429,625
7.875% due 01/15/33	3,950,000	6,201,500
8.000% due 11/18/22	6,100,000	8,899,900

		19,270,925

Venezuela - 2.8%

Republic of Venezuela
6.000% due 12/09/20 ~	1,580,000	1,198,430
7.000% due 03/31/38 ~	150,000	110,625
7.650% due 04/21/25	2,320,000	1,827,000
7.750% due 10/13/19 ~	2,460,000	2,134,050
8.250% due 10/13/24 ~	1,580,000	1,319,300
8.500% due 10/08/14	2,030,000	2,050,300
9.000% due 05/07/23 ~	2,860,000	2,531,100
9.250% due 09/15/27	2,530,000	2,293,445
9.250% due 05/07/28 ~	2,380,000	2,106,300
9.375% due 01/13/34	1,610,000	1,436,925
10.750% due 09/19/13	890,000	916,700
11.750% due 10/21/26 ~	2,852,000	2,880,520
11.950% due 08/05/31 ~	3,170,000	3,241,325
12.750% due 08/23/22 ~	3,124,000	3,334,870

		27,380,890

Vietnam - 0.4%

Socialist Republic of Vietnam
6.750% due 01/29/20 ~	2,370,000	2,642,550
6.875% due 01/15/16 ~	1,660,000	1,817,700

		4,460,250

Zambia - 0.1%

Republic of Zambia 5.375% due 09/20/22 ~	1,200,000	1,212,000

Total Foreign Government Bonds & Notes (Cost $543,909,472)		574,832,441

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $11,252,820; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $11,481,756)	$11,252,811	$11,252,811

Total Short-Term Investment (Cost $11,252,811)		11,252,811

TOTAL INVESTMENTS - 98.2% (Cost $929,422,896)		972,283,155

OTHER ASSETS & LIABILITIES, NET - 1.8%		17,584,279

NET ASSETS - 100.0%		$989,867,434

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $10,861,100 or 1.1% of the portfolio’s net assets was in default as of September 30, 2012.

(c)	As of September 30, 2012, 0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	112,918	USD	53,528	10/12	BRC	$2,172
BRL	160,000	USD	78,794	10/12	BSC	130
BRL	100,000	USD	47,432	10/12	HSB	1,896
BRL	252,918	USD	122,788	10/12	JPM	1,971
BRL	1,423,900	USD	693,368	11/12	BRC	5,925
BRL	1,430,000	USD	696,203	11/12	HSB	6,086
BRL	160,000	USD	78,026	01/13	BSC	(57)
BRL	152,918	USD	74,196	01/13	JPM	321
EUR	368,019	USD	480,381	10/12	BRC	(7,398)
EUR	567,623	USD	743,556	10/12	DUB	(14,039)
EUR	368,503	USD	479,821	10/12	UBS	(6,216)
EUR	188,506	USD	242,149	10/12	UBS	121
INR	530,812,800	USD	9,658,178	10/12	SCB	349,233
KRW	8,066,525,460	USD	7,230,000	10/12	BRC	22,683
MXN	119,700,000	USD	9,064,062	10/12	BSC	219,722
MXN	124,530,206	USD	9,435,000	10/12	MSC	223,408
MXN	174,437,778	USD	13,533,324	11/12	BRC	(41,590)
MYR	66,794,480	USD	21,410,000	10/12	SCB	430,165
PLN	31,554,712	USD	9,782,023	10/12	DUB	32,426
PLN	15,673,284	USD	4,753,369	10/12	HSB	121,486
PLN	15,721,650	USD	4,650,000	10/12	JPM	239,898
PLN	21,982,624	USD	7,010,000	11/12	DUB	(196,310)
PLN	32,744,800	USD	9,760,000	11/12	DUB	389,512
RUB	153,379,764	USD	4,931,587	10/12	BRC	(37,428)
RUB	153,270,625	USD	4,922,460	10/12	DUB	(31,782)
RUB	305,697,600	USD	9,600,000	10/12	HSB	185,518
RUB	154,062,500	USD	4,930,000	12/12	UBS	(54,469)
TRY	8,226,870	USD	4,564,712	10/12	DUB	(5,964)
TRY	4,600,000	USD	2,518,754	11/12	HSB	20,038
USD	55,608	BRL	112,918	10/12	BRC	(92)
USD	78,895	BRL	160,000	10/12	BSC	(29)
USD	49,247	BRL	100,000	10/12	HSB	(81)
USD	124,390	BRL	252,918	10/12	JPM	(368)
USD	21,987,330	BRL	45,735,845	12/12	HSB	(402,934)
USD	22,022,059	BRL	45,524,000	12/12	MSC	(264,495)
USD	3,800,000	CNY	24,166,100	11/12	SCB	(36,196)
USD	14,697,473	EUR	11,400,000	10/12	DUB	46,042
USD	15,544,855	EUR	12,058,932	10/12	HSB	46,557
USD	4,639,485	EUR	3,606,424	10/12	UBS	4,460
USD	2,771,169	GBP	1,719,304	10/12	UBS	(5,054)
USD	13,296,188	MXN	175,263,699	10/12	DUB	(297,047)
USD	7,230,000	MYR	21,988,237	10/12	BRC	40,383
USD	2,350,000	MYR	7,283,825	10/12	SCB	(31,633)
USD	10,170,000	RUB	317,100,600	10/12	UBS	51,709
USD	9,600,000	RUB	301,413,216	12/12	BRC	66,910

Total Forward Foreign Currency Contracts						$1,075,590

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$386,197,903	$-	$386,197,903	$-
	Foreign Government Bonds & Notes	574,832,441	-	574,832,441	-
	Short-Term Investment	11,252,811	-	11,252,811	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,508,772	-	2,508,772	-

	Total Assets	974,791,927	-	974,791,927	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,433,182)	-	(1,433,182)	-

	Total Liabilities	(1,433,182)	-	(1,433,182)	-

	Total	$973,358,745	$-	$973,358,745	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.1%

American Funds Insurance Series® Growth Fund - Class 1	4,513,170	$271,467,160

TOTAL INVESTMENTS - 100.1% (Cost $203,330,274)		271,467,160

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(147,726)

NET ASSETS - 100.0%		$271,319,434

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.1%

American Funds Insurance Series® Growth-Income Fund - Class 1	16,688,965	$639,187,370

TOTAL INVESTMENTS - 100.1% (Cost $548,152,132)		639,187,370

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(358,747)

NET ASSETS - 100.0%		$638,828,623

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$271,467,160	$271,467,160	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$639,187,370	$639,187,370	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Consumer Discretionary - 15.6%

Carnival Corp (Panama)	516,081	$18,805,992
Comcast Corp ‘A’	1,683,146	60,206,132
General Motors Co *	1,406,903	32,007,043
Kohl’s Corp	157,252	8,054,447
Lowe’s Cos Inc	719,289	21,751,299
News Corp ‘B’	1,302,587	32,304,158
Staples Inc	1,038,633	11,965,052
Target Corp	266,463	16,912,407
Time Warner Cable Inc	488,574	46,443,845
Time Warner Inc	429,039	19,448,338
Viacom Inc ‘B’	788,559	42,258,877

		310,157,590

Consumer Staples - 6.1%

Archer-Daniels-Midland Co	359,510	9,771,482
CVS Caremark Corp	733,473	35,514,763
Kraft Foods Inc ‘A’	692,693	28,642,855
PepsiCo Inc	40,282	2,850,757
The Procter & Gamble Co	110,822	7,686,614
Unilever NV ‘NY’ (Netherlands)	813,029	28,846,269
Wal-Mart Stores Inc	110,044	8,121,247

		121,433,987

Energy - 12.6%

BP PLC ADR (United Kingdom)	1,058,996	44,859,071
Chevron Corp	260,055	30,312,011
Halliburton Co	1,113,066	37,499,193
Murphy Oil Corp	541,021	29,047,417
Noble Corp (Switzerland)	292,819	10,477,064
QEP Resources Inc	727,029	23,017,738
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	509,514	35,365,367
Weatherford International Ltd * (Switzerland)	3,016,492	38,249,119

		248,826,980

Financials - 22.5%

Aflac Inc	163,389	7,823,065
Bank of America Corp	2,926,008	25,836,651
Citigroup Inc	1,949,788	63,797,063
Fifth Third Bancorp	1,350,312	20,943,339
JPMorgan Chase & Co	1,482,484	60,010,952
MetLife Inc	596,504	20,555,528
Morgan Stanley	987,610	16,532,591
State Street Corp	222,093	9,319,022
The Allstate Corp	1,267,675	50,212,607
The Bank of New York Mellon Corp	1,656,525	37,470,596
The Goldman Sachs Group Inc	157,050	17,853,444
The PNC Financial Services Group Inc	487,666	30,771,725
The Travelers Cos Inc	398,449	27,198,129
U.S. Bancorp	448,367	15,378,988
Wells Fargo & Co	1,251,357	43,209,357

		446,913,057

Health Care - 14.1%

Bristol-Myers Squibb Co	1,090,638	36,809,032
Cardinal Health Inc	383,658	14,951,152
GlaxoSmithKline PLC ADR (United Kingdom)	463,832	21,447,592
Merck & Co Inc	937,218	42,268,532
Novartis AG (Switzerland)	287,470	17,595,003
Pfizer Inc	1,915,437	47,598,609
Roche Holding AG ADR (Switzerland)	359,226	16,880,030
Sanofi ADR (France)	604,549	26,031,880
UnitedHealth Group Inc	666,539	36,932,926
WellPoint Inc	335,857	19,483,065

		279,997,821

	Shares	Value
Industrials - 6.3%

Emerson Electric Co	459,938	$22,201,207
General Electric Co	1,959,935	44,510,124
Honeywell International Inc	222,499	13,294,315
Ingersoll-Rand PLC (Ireland)	690,254	30,937,184
Textron Inc	503,390	13,173,717

		124,116,547

Information Technology - 10.4%

Cisco Systems Inc	1,111,311	21,214,927
Corning Inc	1,978,921	26,022,811
Dell Inc	411,242	4,054,846
eBay Inc *	684,383	33,130,981
Hewlett-Packard Co	1,765,547	30,120,232
Intel Corp	543,884	12,335,289
Microsoft Corp	1,621,256	48,281,004
Yahoo! Inc *	1,967,033	31,423,352

		206,583,442

Materials - 2.9%

Alcoa Inc	2,478,221	21,932,256
International Paper Co	984,972	35,774,183

		57,706,439

Telecommunication Services - 2.7%

AT&T Inc	398,847	15,036,532
Verizon Communications Inc	436,448	19,888,935
Vodafone Group PLC ADR (United Kingdom)	636,754	18,144,305

		53,069,772

Utilities - 2.4%

FirstEnergy Corp	382,460	16,866,486
PPL Corp	1,046,145	30,390,512

		47,256,998

Total Common Stocks (Cost $1,619,903,403)		1,896,062,633

	Principal Amount

SHORT-TERM INVESTMENT - 8.0%

Repurchase Agreement - 8.0%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $158,354,969; collateralized by Freddie Mac: 0.550% due 02/13/15 and value $13,222,975; Fannie Mae: 4.375% due 10/15/15 and value $5,694; and U.S. Treasury Notes: 1.750% due 05/31/16 and value $148,298,494)	$158,354,837	158,354,837

Total Short-Term Investment (Cost $158,354,837)		158,354,837

TOTAL INVESTMENTS - 103.6% (Cost $1,778,258,240)		2,054,417,470

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(70,547,623)

NET ASSETS - 100.0%		$1,983,869,847

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	7,050,225	USD	7,500,000	10/12	BNY	($476)
EUR	21,074,406	USD	27,100,000	10/12	SSB	(11,978)
GBP	13,255,781	USD	21,400,000	10/12	CIB	3,886
USD	6,071,491	CHF	5,689,200	10/12	BNY	19,728
USD	12,142,983	CHF	11,378,643	10/12	CIB	39,199
USD	6,124,803	CHF	5,738,726	10/12	CIT	20,358
USD	12,142,983	CHF	11,377,963	10/12	SSB	39,922
USD	33,797,830	EUR	26,174,931	10/12	BNY	153,839
USD	17,667,047	EUR	13,679,108	10/12	CIB	84,583
USD	34,435,064	EUR	26,666,768	10/12	CIT	158,890
USD	17,359,794	EUR	13,442,095	10/12	SSB	81,975
USD	15,111,613	GBP	9,332,166	10/12	BNY	43,122
USD	32,036,619	GBP	19,778,010	10/12	CIB	101,398
USD	15,220,946	GBP	9,398,256	10/12	CIT	45,740
USD	30,223,226	GBP	18,660,908	10/12	SSB	91,771

Total Forward Foreign Currency Contracts						$871,957

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$310,157,590	$310,157,590	$-	$-
	Consumer Staples	121,433,987	121,433,987	-	-
	Energy	248,826,980	248,826,980	-	-
	Financials	446,913,057	446,913,057	-	-
	Health Care	279,997,821	262,402,818	17,595,003	-
	Industrials	124,116,547	124,116,547	-	-
	Information Technology	206,583,442	206,583,442	-	-
	Materials	57,706,439	57,706,439	-	-
	Telecommunication Services	53,069,772	53,069,772	-	-
	Utilities	47,256,998	47,256,998	-	-

		1,896,062,633	1,878,467,630	17,595,003	-
	Short-Term Investment	158,354,837	-	158,354,837	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	884,411	-	884,411	-

	Total Assets	2,055,301,881	1,878,467,630	176,834,251	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(12,454)	-	(12,454)	-

	Total Liabilities	(12,454)	-	(12,454)	-

	Total	$2,055,289,427	$1,878,467,630	$176,821,797	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 15.5%

Carnival Corp (Panama)	196,300	$7,153,172
Family Dollar Stores Inc	91,700	6,079,710
Hasbro Inc	110,500	4,217,785
Johnson Controls Inc	189,900	5,203,260
Kohl’s Corp	171,000	8,758,620
Marriott International Inc ‘A’	120,500	4,711,550
Mattel Inc	153,700	5,453,276
McDonald’s Corp	110,800	10,165,900
Nike Inc ‘B’	36,100	3,426,251
Omnicom Group Inc	184,600	9,517,976
Ross Stores Inc	153,700	9,929,020
Target Corp	55,300	3,509,891
The Home Depot Inc	180,900	10,920,933
The McGraw-Hill Cos Inc	166,100	9,067,399
The Walt Disney Co	109,100	5,703,748
Time Warner Cable Inc	148,000	14,068,880
Time Warner Inc	225,900	10,240,047

		128,127,418

Consumer Staples - 9.0%

Colgate-Palmolive Co	40,400	4,331,688
Costco Wholesale Corp	42,700	4,275,337
General Mills Inc	197,000	7,850,450
Kellogg Co	82,600	4,267,116
Kimberly-Clark Corp	17,100	1,466,838
McCormick & Co Inc	75,000	4,653,000
PepsiCo Inc	193,100	13,665,687
Pernod-Ricard SA (France)	75,929	8,532,587
Philip Morris International Inc	90,800	8,166,552
Sysco Corp	125,300	3,918,131
The Coca-Cola Co	117,000	4,437,810
Wal-Mart Stores Inc	89,700	6,619,860
Walgreen Co	55,500	2,022,420

		74,207,476

Energy - 9.2%

Baker Hughes Inc	90,800	4,106,884
Chevron Corp	111,500	12,996,440
Diamond Offshore Drilling Inc	29,600	1,947,976
EQT Corp	87,100	5,138,900
Exxon Mobil Corp	155,600	14,229,620
Occidental Petroleum Corp	86,100	7,409,766
Schlumberger Ltd (Netherlands)	138,700	10,032,171
Spectra Energy Corp	271,600	7,974,176
The Williams Cos Inc	235,306	8,228,651
Total SA ADR (France)	43,100	2,159,310
WPX Energy Inc *	87,800	1,456,602

		75,680,496

Financials - 13.9%

American Express Co	158,300	9,000,938
Aon PLC (United Kingdom)	157,000	8,209,530
Franklin Resources Inc	34,500	4,314,915
General Growth Properties Inc REIT	195,900	3,816,132
JPMorgan Chase & Co	317,400	12,848,352
MetLife Inc	86,400	2,977,344
Morgan Stanley	76,300	1,277,262
Northern Trust Corp	108,900	5,054,593
State Street Corp	93,900	3,940,044
The Allstate Corp	123,000	4,872,030
The Charles Schwab Corp	237,800	3,041,462
The Chubb Corp	105,300	8,032,284
The Goldman Sachs Group Inc	20,900	2,375,912
The PNC Financial Services Group Inc	108,400	6,840,040
U.S. Bancorp	440,100	15,095,430
Waddell & Reed Financial Inc ‘A’	120,900	3,961,893

	Shares	Value
Wells Fargo & Co	403,100	$13,919,043
Willis Group Holdings PLC (Ireland)	144,300	5,327,556

		114,904,760

Health Care - 13.4%

AmerisourceBergen Corp	139,900	5,415,529
Baxter International Inc	97,900	5,899,454
C.R. Bard Inc	47,600	4,981,340
CIGNA Corp	64,400	3,037,748
Covidien PLC (Ireland)	124,800	7,415,616
DENTSPLY International Inc	298,000	11,365,720
Johnson & Johnson	102,800	7,083,948
McKesson Corp	131,000	11,269,930
Medtronic Inc	52,200	2,250,864
Merck & Co Inc	274,900	12,397,990
Pfizer Inc	795,700	19,773,145
Stryker Corp	116,400	6,478,824
Thermo Fisher Scientific Inc	140,900	8,289,147
UnitedHealth Group Inc	86,700	4,804,047

		110,463,302

Industrials - 12.6%

C.H. Robinson Worldwide Inc	52,800	3,091,440
Cooper Industries PLC (Ireland)	103,100	7,738,686
Danaher Corp	236,800	13,059,520
Deere & Co	38,500	3,175,865
Expeditors International of Washington Inc	67,100	2,439,756
Fastenal Co	166,800	7,170,732
Fluor Corp	57,800	3,252,984
Illinois Tool Works Inc	54,000	3,211,380
Iron Mountain Inc	61,800	2,107,998
Norfolk Southern Corp	76,300	4,854,969
Pall Corp	122,100	7,752,129
Republic Services Inc	126,600	3,482,766
Robert Half International Inc	119,200	3,174,296
Rockwell Collins Inc	81,900	4,393,116
Roper Industries Inc	118,800	13,054,932
Stanley Black & Decker Inc	38,700	2,950,875
United Parcel Service Inc ‘B’	110,500	7,908,485
United Technologies Corp	140,400	10,991,916

		103,811,845

Information Technology - 12.1%

Accenture PLC ‘A’ (Ireland)	209,700	14,685,291
Analog Devices Inc	70,200	2,751,138
Apple Inc	14,500	9,675,270
Applied Materials Inc	338,300	3,777,119
Automatic Data Processing Inc	166,900	9,790,354
Cisco Systems Inc	252,500	4,820,225
International Business Machines Corp	15,000	3,111,750
Linear Technology Corp	51,400	1,637,090
Microchip Technology Inc	98,800	3,234,712
Microsoft Corp	349,400	10,405,132
QUALCOMM Inc	74,400	4,649,256
Texas Instruments Inc	354,800	9,774,740
The Western Union Co	233,900	4,261,658
Visa Inc ‘A’	99,900	13,414,572
Xilinx Inc	120,300	4,019,223

		100,007,530

Materials - 5.3%

Air Products & Chemicals Inc	48,700	4,027,490
Ecolab Inc	83,400	5,405,154
Nucor Corp	86,600	3,313,316
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	101,300	4,398,446
Praxair Inc	102,800	10,678,864
Sigma-Aldrich Corp	108,000	7,772,760
The Sherwin-Williams Co	58,100	8,651,671

		44,247,701

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Telecommunication Services - 3.7%

AT&T Inc	260,600	$9,824,620
Crown Castle International Corp *	226,400	14,512,240
Vodafone Group PLC ADR (United Kingdom)	232,300	6,619,389

		30,956,249

Utilities - 1.7%

Entergy Corp	77,800	5,391,540
Exelon Corp	98,900	3,518,862
Sempra Energy	78,400	5,056,016

		13,966,418

Total Common Stocks (Cost $662,733,620)		796,373,195

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $27,011,472; collateralized by U.S. Treasury Notes: 1.375% due 05/15/13 and value $27,555,125)	$27,011,450	$27,011,450

Total Short-Term Investment (Cost $27,011,450)		27,011,450

TOTAL INVESTMENTS - 99.7% (Cost $689,745,070)		823,384,645

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,316,375

NET ASSETS - 100.0%		$825,701,020

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$128,127,418	$128,127,418	$-	$-
	Consumer Staples	74,207,476	65,674,889	8,532,587	-
	Energy	75,680,496	75,680,496	-	-
	Financials	114,904,760	114,904,760	-	-
	Health Care	110,463,302	110,463,302	-	-
	Industrials	103,811,845	103,811,845	-	-
	Information Technology	100,007,530	100,007,530	-	-
	Materials	44,247,701	44,247,701	-	-
	Telecommunication Services	30,956,249	30,956,249	-	-
	Utilities	13,966,418	13,966,418	-	-

		796,373,195	787,840,608	8,532,587	-
	Short-Term Investment	27,011,450	-	27,011,450	-

	Total	$823,384,645	$787,840,608	$35,544,037	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer Discretionary - 10.9%

Abercrombie & Fitch Co ‘A’	12,587	$426,951
Amazon.com Inc *	55,309	14,066,185
Apollo Group Inc ‘A’ *	15,380	446,789
AutoNation Inc *	6,314	275,732
AutoZone Inc *	5,722	2,115,252
Bed Bath & Beyond Inc *	35,484	2,235,492
Best Buy Co Inc	41,874	719,814
Big Lots Inc *	9,499	280,980
BorgWarner Inc *	17,483	1,208,250
Cablevision Systems Corp ‘A’	32,908	521,592
CarMax Inc *	34,875	986,962
Carnival Corp (Panama)	68,418	2,493,152
CBS Corp ‘B’	91,039	3,307,447
Chipotle Mexican Grill Inc *	4,841	1,537,211
Coach Inc	43,592	2,442,024
Comcast Corp ‘A’	409,215	14,637,621
D.R. Horton Inc	42,323	873,547
Darden Restaurants Inc	19,584	1,091,808
DIRECTV *	96,028	5,037,629
Discovery Communications Inc ‘A’ *	37,801	2,254,074
Dollar Tree Inc *	35,194	1,698,990
Expedia Inc	14,296	826,881
Family Dollar Stores Inc	14,835	983,561
Ford Motor Co	583,187	5,750,224
Fossil Inc *	8,358	707,923
GameStop Corp ‘A’	19,529	410,109
Gannett Co Inc	35,377	627,942
Genuine Parts Co	23,696	1,446,167
H&R Block Inc	41,460	718,502
Harley-Davidson Inc	34,960	1,481,255
Harman International Industries Inc	10,653	491,742
Hasbro Inc	17,632	673,013
International Game Technology	40,734	533,208
J.C. Penney Co Inc	22,131	537,562
Johnson Controls Inc	104,547	2,864,588
Kohl’s Corp	32,998	1,690,158
Leggett & Platt Inc	21,479	538,049
Lennar Corp ‘A’	24,857	864,278
Limited Brands Inc	36,484	1,797,202
Lowe’s Cos Inc	174,447	5,275,277
Macy’s Inc	61,565	2,316,075
Marriott International Inc ‘A’	38,507	1,505,624
Mattel Inc	52,100	1,848,508
McDonald’s Corp	154,221	14,149,777
Netflix Inc *	8,465	460,835
Newell Rubbermaid Inc	44,090	841,678
News Corp ‘A’	311,387	7,638,323
Nike Inc ‘B’	56,214	5,335,271
Nordstrom Inc	23,364	1,289,226
O’Reilly Automotive Inc *	18,165	1,518,957
Omnicom Group Inc	40,625	2,094,625
priceline.com Inc *	7,618	4,713,485
PulteGroup Inc *	51,651	800,591
Ralph Lauren Corp	9,341	1,412,639
Ross Stores Inc	34,225	2,210,935
Scripps Networks Interactive Inc ‘A’	13,218	809,338
Staples Inc	104,084	1,199,048
Starbucks Corp	116,208	5,897,556
Starwood Hotels & Resorts Worldwide Inc	30,023	1,740,133
Target Corp	100,138	6,355,759
The Gap Inc	45,606	1,631,783
The Goodyear Tire & Rubber Co *	37,354	455,345
The Home Depot Inc	230,560	13,918,907
The Interpublic Group of Cos Inc	66,694	741,637
The McGraw-Hill Cos Inc	42,826	2,337,871
The TJX Cos Inc	112,549	5,041,070

	Shares	Value
The Walt Disney Co	274,399	$14,345,580
The Washington Post Co ‘B’	716	259,929
Tiffany & Co	18,207	1,126,649
Time Warner Cable Inc	46,858	4,454,321
Time Warner Inc	145,100	6,577,383
TripAdvisor Inc *	16,717	550,491
Urban Outfitters Inc *	16,848	632,811
VF Corp	13,437	2,141,320
Viacom Inc ‘B’	72,409	3,880,398
Whirlpool Corp	11,842	981,820
Wyndham Worldwide Corp	22,036	1,156,449
Wynn Resorts Ltd	12,132	1,400,518
Yum! Brands Inc	69,697	4,623,699

		217,271,507

Consumer Staples - 10.8%

Altria Group Inc	310,869	10,379,916
Archer-Daniels-Midland Co	100,675	2,736,346
Avon Products Inc	65,985	1,052,461
Beam Inc	24,195	1,392,180
Brown-Forman Corp ‘B’	23,139	1,509,820
Campbell Soup Co	27,503	957,654
Coca-Cola Enterprises Inc	42,341	1,324,003
Colgate-Palmolive Co	68,172	7,309,402
ConAgra Foods Inc	62,719	1,730,417
Constellation Brands Inc ‘A’ *	22,998	743,985
Costco Wholesale Corp	66,111	6,619,364
CVS Caremark Corp	194,552	9,420,208
Dean Foods Co *	28,174	460,645
Dr Pepper Snapple Group Inc	32,168	1,432,441
General Mills Inc	99,113	3,949,653
H.J. Heinz Co	48,951	2,738,808
Hormel Foods Corp	20,658	604,040
Kellogg Co	37,721	1,948,667
Kimberly-Clark Corp	60,378	5,179,225
Kraft Foods Inc ‘A’	271,389	11,221,935
Lorillard Inc	19,964	2,324,808
McCormick & Co Inc	20,261	1,256,992
Mead Johnson Nutrition Co	31,145	2,282,306
Molson Coors Brewing Co ‘B’	23,738	1,069,397
Monster Beverage Corp *	23,446	1,269,835
PepsiCo Inc	238,006	16,843,685
Philip Morris International Inc	257,810	23,187,431
Reynolds American Inc	50,154	2,173,674
Safeway Inc	36,534	587,832
Sysco Corp	89,668	2,803,918
The Clorox Co	19,801	1,426,662
The Coca-Cola Co	592,160	22,460,629
The Estee Lauder Cos Inc ‘A’	36,691	2,259,065
The Hershey Co	23,172	1,642,663
The J.M. Smucker Co	16,741	1,445,251
The Kroger Co	83,307	1,961,047
The Procter & Gamble Co	421,237	29,216,998
Tyson Foods Inc ‘A’	44,189	707,908
Wal-Mart Stores Inc	257,062	18,971,176
Walgreen Co	131,045	4,775,280
Whole Foods Market Inc	26,252	2,556,945

		213,934,672

Energy - 11.2%

Alpha Natural Resources Inc *	33,501	220,102
Anadarko Petroleum Corp	76,403	5,342,098
Apache Corp	59,818	5,172,462
Baker Hughes Inc	67,197	3,039,320
Cabot Oil & Gas Corp	32,082	1,440,482
Cameron International Corp *	37,641	2,110,531
Chesapeake Energy Corp	79,382	1,497,938
Chevron Corp	300,091	34,978,607
ConocoPhillips	185,763	10,621,928
CONSOL Energy Inc	34,765	1,044,688

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Denbury Resources Inc *	59,738	$965,366
Devon Energy Corp	57,537	3,480,989
Diamond Offshore Drilling Inc	10,609	698,178
Ensco PLC ‘A’ (United Kingdom)	35,463	1,934,861
EOG Resources Inc	41,287	4,626,208
EQT Corp	22,853	1,348,327
Exxon Mobil Corp	705,979	64,561,780
FMC Technologies Inc *	36,427	1,686,570
Halliburton Co	141,853	4,779,028
Helmerich & Payne Inc	16,227	772,567
Hess Corp	45,443	2,441,198
Kinder Morgan Inc	87,206	3,097,557
Marathon Oil Corp	107,775	3,186,907
Marathon Petroleum Corp	51,711	2,822,904
Murphy Oil Corp	28,225	1,515,400
Nabors Industries Ltd * (Bermuda)	44,314	621,725
National Oilwell Varco Inc	65,201	5,223,252
Newfield Exploration Co *	20,599	645,161
Noble Corp (Switzerland)	38,594	1,380,893
Noble Energy Inc	27,182	2,520,043
Occidental Petroleum Corp	123,862	10,659,564
Peabody Energy Corp	41,143	917,078
Phillips 66	95,852	4,444,657
Pioneer Natural Resources Co	18,803	1,963,033
QEP Resources Inc	27,140	859,252
Range Resources Corp	24,829	1,734,802
Rowan Cos PLC ‘A’ * (United Kingdom)	18,952	640,009
Schlumberger Ltd (Netherlands)	202,945	14,679,012
Southwestern Energy Co *	53,206	1,850,505
Spectra Energy Corp	99,800	2,930,128
Sunoco Inc	15,983	748,484
Tesoro Corp	21,342	894,230
The Williams Cos Inc	95,770	3,349,077
Valero Energy Corp	84,317	2,671,163
WPX Energy Inc *	30,219	501,333

		222,619,397

Financials - 14.5%

ACE Ltd (Switzerland)	51,842	3,919,255
Aflac Inc	71,588	3,427,633
American Express Co	151,143	8,593,991
American International Group Inc *	178,329	5,847,408
American Tower Corp REIT	60,416	4,313,098
Ameriprise Financial Inc	32,230	1,827,119
Aon PLC (United Kingdom)	49,282	2,576,956
Apartment Investment & Management Co ‘A’ REIT	22,202	577,030
Assurant Inc	12,383	461,886
AvalonBay Communities Inc REIT	14,811	2,014,148
Bank of America Corp	1,648,135	14,553,032
BB&T Corp	106,882	3,544,207
Berkshire Hathaway Inc ‘B’ *	280,463	24,736,837
BlackRock Inc	19,570	3,489,331
Boston Properties Inc REIT	23,045	2,549,008
Capital One Financial Corp	88,834	5,064,426
CBRE Group Inc ‘A’ *	46,184	850,247
Cincinnati Financial Corp	22,372	847,675
Citigroup Inc	448,469	14,673,906
CME Group Inc ‘A’	46,788	2,680,952
Comerica Inc	29,707	922,402
Discover Financial Services	78,754	3,128,896
E*TRADE Financial Corp *	39,103	344,497
Equity Residential REIT	46,013	2,647,128
Federated Investors Inc ‘B’	14,259	295,019
Fifth Third Bancorp	140,444	2,178,286
First Horizon National Corp	38,574	371,468
Franklin Resources Inc	21,136	2,643,480
Genworth Financial Inc ‘A’ *	75,108	392,815
HCP Inc REIT	65,659	2,920,512
Health Care REIT Inc	38,948	2,249,247

	Shares	Value
Host Hotels & Resorts Inc REIT	110,425	$1,772,321
Hudson City Bancorp Inc	72,699	578,684
Huntington Bancshares Inc	131,277	905,811
IntercontinentalExchange Inc *	11,118	1,483,252
Invesco Ltd (Bermuda)	68,034	1,700,170
JPMorgan Chase & Co	580,971	23,517,706
KeyCorp	143,943	1,258,062
Kimco Realty Corp REIT	62,167	1,260,125
Legg Mason Inc	18,976	468,328
Leucadia National Corp	30,233	687,801
Lincoln National Corp	43,108	1,042,783
Loews Corp	47,761	1,970,619
M&T Bank Corp	18,408	1,751,705
Marsh & McLennan Cos Inc	83,188	2,822,569
MetLife Inc	162,424	5,597,131
Moody’s Corp	29,863	1,319,049
Morgan Stanley	211,505	3,540,594
Northern Trust Corp	33,475	1,553,742
NYSE Euronext	38,365	945,697
People’s United Financial Inc	53,776	652,841
Plum Creek Timber Co Inc REIT	24,668	1,081,445
Principal Financial Group Inc	42,430	1,143,064
Prologis Inc REIT	70,415	2,466,637
Prudential Financial Inc	71,246	3,883,620
Public Storage REIT	22,031	3,066,054
Regions Financial Corp	215,948	1,556,985
Simon Property Group Inc REIT	46,394	7,043,073
SLM Corp	71,794	1,128,602
State Street Corp	73,278	3,074,745
SunTrust Banks Inc	82,305	2,326,762
T. Rowe Price Group Inc	38,799	2,455,977
The Allstate Corp	74,182	2,938,349
The Bank of New York Mellon Corp	180,610	4,085,398
The Charles Schwab Corp	167,475	2,142,005
The Chubb Corp	40,754	3,108,715
The Goldman Sachs Group Inc	68,926	7,835,508
The Hartford Financial Services Group Inc	66,580	1,294,315
The NASDAQ OMX Group Inc	18,506	431,097
The PNC Financial Services Group Inc	80,971	5,109,270
The Progressive Corp	85,716	1,777,750
The Travelers Cos Inc	58,916	4,021,606
Torchmark Corp	14,873	763,729
U.S. Bancorp	289,835	9,941,341
Unum Group	43,180	829,920
Ventas Inc REIT	45,177	2,812,268
Vornado Realty Trust REIT	25,863	2,096,196
Wells Fargo & Co	751,344	25,943,908
Weyerhaeuser Co REIT	82,190	2,148,447
XL Group PLC (Ireland)	47,076	1,131,236
Zions Bancorp	28,090	580,199

		287,689,106

Health Care - 11.9%

Abbott Laboratories	240,003	16,454,606
Aetna Inc	51,115	2,024,154
Agilent Technologies Inc	53,254	2,047,616
Alexion Pharmaceuticals Inc *	29,514	3,376,402
Allergan Inc	47,019	4,306,000
AmerisourceBergen Corp	38,446	1,488,245
Amgen Inc	117,868	9,938,630
Baxter International Inc	83,671	5,042,015
Becton Dickinson & Co	30,604	2,404,250
Biogen Idec Inc *	36,164	5,396,754
Boston Scientific Corp *	216,753	1,244,162
Bristol-Myers Squibb Co	256,754	8,665,448
C.R. Bard Inc	11,924	1,247,847
Cardinal Health Inc	52,252	2,036,260
CareFusion Corp *	33,885	961,995
Celgene Corp *	65,986	5,041,330
Cerner Corp *	22,232	1,720,979

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
CIGNA Corp	44,071	$2,078,829
Coventry Health Care Inc	20,434	851,893
Covidien PLC (Ireland)	73,403	4,361,606
DaVita Inc *	13,022	1,349,209
DENTSPLY International Inc	21,643	825,464
Edwards Lifesciences Corp *	17,683	1,898,624
Eli Lilly & Co	156,152	7,403,166
Express Scripts Holding Co *	123,977	7,769,639
Forest Laboratories Inc *	35,761	1,273,449
Gilead Sciences Inc *	115,691	7,673,784
Hospira Inc *	25,209	827,359
Humana Inc	24,710	1,733,407
Intuitive Surgical Inc *	6,105	3,025,821
Johnson & Johnson	421,659	29,056,522
Laboratory Corp of America Holdings *	14,669	1,356,442
Life Technologies Corp *	26,968	1,318,196
McKesson Corp	36,079	3,103,876
Medtronic Inc	156,028	6,727,927
Merck & Co Inc	465,786	21,006,949
Mylan Inc *	62,014	1,513,142
Patterson Cos Inc	13,314	455,871
PerkinElmer Inc	17,394	512,601
Perrigo Co	13,443	1,561,673
Pfizer Inc	1,142,372	28,387,944
Quest Diagnostics Inc	24,255	1,538,495
St. Jude Medical Inc	47,984	2,021,566
Stryker Corp	44,223	2,461,452
Tenet Healthcare Corp *	63,479	398,013
Thermo Fisher Scientific Inc	55,884	3,287,656
UnitedHealth Group Inc	157,921	8,750,403
Varian Medical Systems Inc *	16,918	1,020,494
Waters Corp *	13,422	1,118,455
Watson Pharmaceuticals Inc *	19,504	1,660,961
WellPoint Inc	49,946	2,897,367
Zimmer Holdings Inc	26,695	1,805,116

		236,430,064

Industrials - 9.7%

3M Co	97,277	8,990,340
Avery Dennison Corp	15,525	494,005
C.H. Robinson Worldwide Inc	24,669	1,444,370
Caterpillar Inc	99,899	8,595,310
Cintas Corp	16,632	689,396
Cooper Industries PLC (Ireland)	24,431	1,833,791
CSX Corp	158,995	3,299,146
Cummins Inc	27,084	2,497,416
Danaher Corp	89,308	4,925,336
Deere & Co	60,041	4,952,782
Dover Corp	27,933	1,661,734
Eaton Corp	51,602	2,438,710
Emerson Electric Co	111,211	5,368,155
Equifax Inc	18,300	852,414
Expeditors International of Washington Inc	32,201	1,170,828
Fastenal Co	41,219	1,772,005
FedEx Corp	44,663	3,779,383
Flowserve Corp	7,808	997,394
Fluor Corp	25,539	1,437,335
General Dynamics Corp	50,719	3,353,540
General Electric Co	1,614,877	36,673,857
Honeywell International Inc	119,360	7,131,760
Illinois Tool Works Inc	65,968	3,923,117
Ingersoll-Rand PLC (Ireland)	43,846	1,965,178
Iron Mountain Inc	23,101	787,975
Jacobs Engineering Group Inc *	19,807	800,797
Joy Global Inc	16,168	906,378
L-3 Communications Holdings Inc	14,715	1,055,213
Lockheed Martin Corp	41,167	3,844,174
Masco Corp	54,515	820,451
Norfolk Southern Corp	48,870	3,109,598
Northrop Grumman Corp	37,971	2,522,414

	Shares	Value
PACCAR Inc	54,030	$2,162,551
Pall Corp	17,748	1,126,820
Parker-Hannifin Corp	22,863	1,910,890
Pentair Ltd (Switzerland)	16,240	718,620
Pitney Bowes Inc	30,590	422,754
Precision Castparts Corp	22,221	3,629,578
Quanta Services Inc *	32,534	803,590
Raytheon Co	50,754	2,901,099
Republic Services Inc	45,812	1,260,288
Robert Half International Inc	21,606	575,368
Rockwell Automation Inc	21,552	1,498,942
Rockwell Collins Inc	21,905	1,174,984
Roper Industries Inc	14,945	1,642,306
RR Donnelley & Sons Co	27,438	290,843
Ryder System Inc	7,821	305,488
Snap-on Inc	8,874	637,774
Southwest Airlines Co	115,946	1,016,846
Stanley Black & Decker Inc	25,804	1,967,555
Stericycle Inc *	13,084	1,184,364
Textron Inc	42,912	1,123,007
The Boeing Co	103,487	7,204,765
The Dun & Bradstreet Corp	6,846	545,079
Tyco International Ltd (Switzerland)	70,308	3,955,528
Union Pacific Corp	72,425	8,596,847
United Parcel Service Inc ‘B’	109,944	7,868,692
United Technologies Corp	128,299	10,044,529
W.W. Grainger Inc	9,213	1,919,713
Waste Management Inc	66,646	2,138,004
Xylem Inc	28,324	712,349

		193,433,475

Information Technology - 20.0%

Accenture PLC ‘A’ (Ireland)	97,282	6,812,658
Adobe Systems Inc *	75,165	2,439,856
Advanced Micro Devices Inc *	91,546	308,510
Akamai Technologies Inc *	27,064	1,035,469
Altera Corp	48,888	1,661,459
Amphenol Corp ‘A’	24,597	1,448,271
Analog Devices Inc	45,678	1,790,121
Apple Inc	143,372	95,666,401
Applied Materials Inc	189,272	2,113,222
Autodesk Inc *	34,706	1,158,139
Automatic Data Processing Inc	74,076	4,345,298
BMC Software Inc *	22,438	930,953
Broadcom Corp ‘A’ *	78,615	2,718,507
CA Inc	52,370	1,349,313
Cisco Systems Inc	809,018	15,444,154
Citrix Systems Inc *	28,576	2,188,064
Cognizant Technology Solutions Corp ‘A’ *	45,969	3,214,153
Computer Sciences Corp	23,710	763,699
Corning Inc	229,117	3,012,889
Dell Inc	224,452	2,213,097
eBay Inc *	177,357	8,585,852
Electronic Arts Inc *	48,583	616,518
EMC Corp *	320,936	8,751,925
F5 Networks Inc *	12,073	1,264,043
Fidelity National Information Services Inc	38,252	1,194,227
First Solar Inc *	9,109	201,719
Fiserv Inc *	20,728	1,534,494
FLIR Systems Inc	23,417	467,755
Google Inc ‘A’ *	40,514	30,567,813
Harris Corp	17,288	885,491
Hewlett-Packard Co	300,632	5,128,782
Intel Corp	765,128	17,353,103
International Business Machines Corp	164,297	34,083,413
Intuit Inc	42,221	2,485,972
Jabil Circuit Inc	28,528	534,044
JDS Uniphase Corp *	35,351	437,822
Juniper Networks Inc *	80,456	1,376,602
KLA-Tencor Corp	25,437	1,213,472

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Lam Research Corp *	27,883	$886,261
Linear Technology Corp	35,171	1,120,196
LSI Corp *	86,520	597,853
MasterCard Inc ‘A’	16,413	7,410,141
Microchip Technology Inc	29,579	968,416
Micron Technology Inc *	155,383	929,967
Microsoft Corp	1,153,947	34,364,542
Molex Inc	21,002	551,933
Motorola Solutions Inc	44,096	2,229,053
NetApp Inc *	55,524	1,825,629
NVIDIA Corp *	94,630	1,262,364
Oracle Corp	582,478	18,342,232
Paychex Inc	49,333	1,642,296
QUALCOMM Inc	260,499	16,278,583
Red Hat Inc *	29,495	1,679,445
SAIC Inc	43,269	520,959
salesforce.com inc *	19,559	2,986,464
SanDisk Corp *	36,908	1,602,914
Seagate Technology PLC (Ireland)	54,023	1,674,713
Symantec Corp *	107,514	1,935,252
TE Connectivity Ltd (Switzerland)	65,389	2,223,880
Teradata Corp *	25,766	1,943,014
Teradyne Inc *	28,586	406,493
Texas Instruments Inc	173,962	4,792,653
The Western Union Co	92,554	1,686,334
Total System Services Inc	24,671	584,703
VeriSign Inc *	23,860	1,161,743
Visa Inc ‘A’	79,930	10,733,000
Western Digital Corp	34,037	1,318,253
Xerox Corp	199,933	1,467,508
Xilinx Inc	40,053	1,338,171
Yahoo! Inc *	159,443	2,547,102

		396,309,347

Materials - 3.5%

Air Products & Chemicals Inc	32,361	2,676,255
Airgas Inc	10,585	871,146
Alcoa Inc	163,011	1,442,647
Allegheny Technologies Inc	16,329	520,895
Ball Corp	23,665	1,001,266
Bemis Co Inc	15,668	493,072
CF Industries Holdings Inc	9,589	2,131,059
Cliffs Natural Resources Inc	21,757	851,351
E.I. du Pont de Nemours & Co	142,268	7,151,812
Eastman Chemical Co	23,361	1,331,811
Ecolab Inc	40,265	2,609,575
FMC Corp	20,975	1,161,596
Freeport-McMoRan Copper & Gold Inc	145,147	5,744,918
International Flavors & Fragrances Inc	12,436	740,937
International Paper Co	66,842	2,427,701
LyondellBasell Industries NV ‘A’ (Netherlands)	51,852	2,678,674
MeadWestvaco Corp	26,500	810,900
Monsanto Co	81,496	7,417,766
Newmont Mining Corp	75,859	4,248,863
Nucor Corp	48,514	1,856,146
Owens-Illinois Inc *	25,172	472,227
PPG Industries Inc	23,340	2,680,366
Praxair Inc	45,590	4,735,889
Sealed Air Corp	26,727	413,199
Sigma-Aldrich Corp	18,449	1,327,775
The Dow Chemical Co	183,196	5,305,356
The Mosaic Co	42,299	2,436,845
The Sherwin-Williams Co	13,018	1,938,510
Titanium Metals Corp	12,774	163,890
United States Steel Corp	21,895	417,538
Vulcan Materials Co	19,756	934,459

		68,994,444

	Shares	Value
Telecommunication Services - 3.2%

AT&T Inc	882,354	$33,264,746
CenturyLink Inc	95,195	3,845,878
Crown Castle International Corp *	44,794	2,871,295
Frontier Communications Corp	152,383	746,677
MetroPCS Communications Inc *	48,211	564,551
Sprint Nextel Corp *	458,594	2,531,439
Verizon Communications Inc	435,693	19,854,530
Windstream Corp	89,784	907,716

		64,586,832

Utilities - 3.5%

AGL Resources Inc	17,935	733,721
Ameren Corp	37,062	1,210,816
American Electric Power Co Inc	74,128	3,257,184
CenterPoint Energy Inc	65,292	1,390,720
CMS Energy Corp	40,460	952,833
Consolidated Edison Inc	44,771	2,681,335
Dominion Resources Inc	87,662	4,640,826
DTE Energy Co	26,242	1,572,946
Duke Energy Corp	107,669	6,976,951
Edison International	49,796	2,275,179
Entergy Corp	27,097	1,877,822
Exelon Corp	130,507	4,643,439
FirstEnergy Corp	63,929	2,819,269
Integrys Energy Group Inc	11,887	620,501
NextEra Energy Inc	64,636	4,545,850
NiSource Inc	43,514	1,108,737
Northeast Utilities	47,953	1,833,243
NRG Energy Inc	34,774	743,816
ONEOK Inc	31,388	1,516,354
Pepco Holdings Inc	34,922	660,026
PG&E Corp	65,189	2,781,615
Pinnacle West Capital Corp	16,724	883,027
PPL Corp	88,767	2,578,681
Public Service Enterprise Group Inc	77,331	2,488,512
SCANA Corp	20,048	967,717
Sempra Energy	34,380	2,217,166
Southern Co	133,762	6,165,091
TECO Energy Inc	31,138	552,388
The AES Corp *	94,955	1,041,656
Wisconsin Energy Corp	35,203	1,326,097
Xcel Energy Inc	74,512	2,064,728

		69,128,246

Total Common Stocks (Cost $1,290,722,330)		1,970,397,090

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $15,399,474; collateralized by Fannie Mae: 1.000% due 12/27/12 and value $15,708,150)	$15,399,461	$15,399,461

Total Short-Term Investment (Cost $15,399,461)		15,399,461

TOTAL INVESTMENTS - 100.0% (Cost $1,306,121,791)		1,985,796,551

OTHER ASSETS & LIABILITIES, NET - 0.0%		329,254

NET ASSETS - 100.0%		$1,986,125,805

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, $1,152,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (12/12)	260	$18,597,105	$47,495

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,970,397,090	$1,970,397,090	$-	$-
	Short-Term Investment	15,399,461	-	15,399,461	-
	Derivatives:
	Equity Contracts
	Futures	47,495	47,495	-	-

	Total	$1,985,844,046	$1,970,444,585	$15,399,461	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

	Preferred Stocks	Common Stocks (1)	Total
Value, Beginning of Period	$1,364	$1,364	$2,728
Purchases	678	26,478	27,156
Sales	(750)	(5,647)	(6,397)
Net Realized Gains (Losses)	72	(20,831)	(20,759)
Change in Net Unrealized Depreciation	(1,364)	(1,364)	(2,728)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%

Consumer Discretionary - 9.3%

Amazon.com Inc *	4,723	$1,201,153
Cie Financiere Richemont SA ‘A’ (Switzerland)	48,031	2,879,832
MGM Resorts International *	192,597	2,070,418
News Corp ‘A’	170,718	4,187,713
Prada SPA (Italy)	169,000	1,257,414

		11,596,530

Consumer Staples - 9.0%

Davide Campari-Milano SPA (Italy)	248,627	1,957,985
Mead Johnson Nutrition Co	49,063	3,595,337
Monster Beverage Corp *	81,387	4,407,920
Pernod-Ricard SA (France)	11,865	1,333,340

		11,294,582

Financials - 6.4%

AIA Group Ltd (Hong Kong)	564,800	2,085,851
Prudential PLC (United Kingdom)	186,132	2,415,219
Walker & Dunlop Inc *	225,355	3,463,706

		7,964,776

Health Care - 13.6%

Celgene Corp *	77,900	5,951,560
Express Scripts Holding Co *	108,541	6,802,265
Gilead Sciences Inc *	19,586	1,299,139
Intuitive Surgical Inc *	580	287,465
Vertex Pharmaceuticals Inc *	47,102	2,635,357

		16,975,786

Industrials - 10.6%

C.H. Robinson Worldwide Inc	35,806	2,096,441
FANUC Corp (Japan)	26,100	4,203,576
Iron Mountain Inc	71,992	2,455,647
Precision Castparts Corp	5,025	820,784
United Parcel Service Inc ‘B’	50,773	3,633,824

		13,210,272

Information Technology - 38.2%

Amphenol Corp ‘A’	24,467	1,440,617
Apple Inc	21,317	14,223,981
CoStar Group Inc *	43,958	3,584,335
eBay Inc *	203,371	9,845,190
EMC Corp *	139,996	3,817,691
MasterCard Inc ‘A’	3,003	1,355,795
Microsoft Corp	125,487	3,737,003
ON Semiconductor Corp *	225,006	1,388,287
TE Connectivity Ltd (Switzerland)	78,092	2,655,909
Trimble Navigation Ltd *	55,606	2,650,182
VistaPrint NV * (Netherlands)	77,339	2,641,127
Yelp Inc *	11,247	304,231

		47,644,348

Materials - 1.6%

Turquoise Hill Resources Ltd * (Canada)	233,612	1,981,030

Telecommunication Services - 6.2%

Crown Castle International Corp *	111,113	7,122,343
Ziggo NV (Netherlands)	20,156	684,969

		7,807,312

Total Common Stocks (Cost $88,698,113)		118,474,636

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.0%

Commercial Paper - 4.9%

BNP Paribas Financial Inc 0.110% due 10/01/12	$6,100,000	$6,100,000

Repurchase Agreement - 0.1%

State Street Bank & Trust Co 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $83,827; collateralized by U.S. Treasury Notes: 2.375% due 09/30/14 and value $89,569)	83,827	83,827

Total Short-Term Investments (Cost $6,183,827)		6,183,827

TOTAL INVESTMENTS - 99.9% (Cost $94,881,940)		124,658,463

OTHER ASSETS & LIABILITIES, NET - 0.1%		177,551

NET ASSETS - 100.0%		$124,836,014

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$11,596,530	$7,459,284	$4,137,246	$-
	Consumer Staples	11,294,582	8,003,257	3,291,325	-
	Financials	7,964,776	3,463,706	4,501,070	-
	Health Care	16,975,786	16,975,786	-	-
	Industrials	13,210,272	9,006,696	4,203,576	-
	Information Technology	47,644,348	47,644,348	-	-
	Materials	1,981,030	1,981,030	-	-
	Telecommunication Services	7,807,312	7,122,343	684,969	-

		118,474,636	101,656,450	16,818,186	-
	Short-Term Investments	6,183,827	-	6,183,827	-

	Total	$124,658,463	$101,656,450	$23,002,013	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 17.6%

Amazon.com Inc *	20,133	$5,120,225
AutoZone Inc *	17,797	6,579,017
CBS Corp ‘B’	263,599	9,576,552
Coach Inc	94,654	5,302,517
Limited Brands Inc	323,264	15,923,985
Mattel Inc	233,943	8,300,298
Nike Inc ‘B’	88,836	8,431,425
Nordstrom Inc	221,801	12,238,979
Polaris Industries Inc	13,143	1,062,874
Prada SPA (Italy)	670,800	4,990,965
Starbucks Corp	49,871	2,530,953
The Walt Disney Co	78,305	4,093,785
Time Warner Cable Inc	80,345	7,637,596

		91,789,171

Consumer Staples - 10.0%

Anheuser-Busch InBev NV (Belgium)	92,986	7,954,178
Colgate-Palmolive Co	51,884	5,563,002
Costco Wholesale Corp	68,996	6,908,225
Mead Johnson Nutrition Co	40,855	2,993,854
Pernod-Ricard SA (France)	85,880	9,650,839
Philip Morris International Inc	58,771	5,285,864
Reckitt Benckiser Group PLC (United Kingdom)	80,557	4,641,373
SABMiller PLC (United Kingdom)	156,601	6,889,340
Whole Foods Market Inc	21,140	2,059,036

		51,945,711

Energy - 6.5%

Dresser-Rand Group Inc *	92,114	5,076,402
Enterprise Products Partners LP	84,491	4,528,718
EOG Resources Inc	35,092	3,932,059
Helmerich & Payne Inc	87,400	4,161,114
Kinder Morgan Inc	85,543	3,038,487
National Oilwell Varco Inc	45,385	3,635,792
Noble Energy Inc	45,165	4,187,247
Occidental Petroleum Corp	32,196	2,770,788
Petroleo Brasileiro SA ADR (Brazil)	102,516	2,351,717

		33,682,324

Financials - 2.6%

Banco do Brasil SA (Brazil)	167,600	2,050,304
Prudential PLC (United Kingdom)	368,590	4,782,765
T. Rowe Price Group Inc	76,130	4,819,029
Ventas Inc REIT	30,924	1,925,019

		13,577,117

Health Care - 13.2%

Aetna Inc	72,733	2,880,227
AmerisourceBergen Corp	118,399	4,583,225
Celgene Corp *	108,298	8,273,967
Covidien PLC (Ireland)	102,024	6,062,266
Express Scripts Holding Co *	170,660	10,695,262
Gilead Sciences Inc *	124,239	8,240,773
Medivation Inc *	32,036	1,805,549
Perrigo Co	91,234	10,598,654
Shire PLC ADR (United Kingdom)	28,907	2,564,051
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	108,251	5,983,033
Varian Medical Systems Inc *	44,513	2,685,024
Vertex Pharmaceuticals Inc *	84,042	4,702,150

		69,074,181

	Shares	Value
Industrials - 11.6%

C.H. Robinson Worldwide Inc	57,463	$3,364,459
Canadian Pacific Railway Ltd (NYSE) (Canada)	49,398	4,094,600
Danaher Corp	154,787	8,536,503
FANUC Corp (Japan)	42,300	6,812,693
Fastenal Co	81,092	3,486,145
Precision Castparts Corp	79,143	12,927,218
Sensata Technologies Holding NV * (Netherlands)	196,105	5,838,046
Tyco International Ltd (Switzerland)	66,980	3,768,295
Union Pacific Corp	15,915	1,889,110
Verisk Analytics Inc ‘A’ *	60,404	2,875,834
W.W. Grainger Inc	33,406	6,960,808

		60,553,711

Information Technology - 29.7%

Amdocs Ltd (United Kingdom)	148,971	4,914,553
Amphenol Corp ‘A’	88,524	5,212,293
ANSYS Inc *	34,925	2,563,495
Apple Inc	87,842	58,613,453
Atmel Corp *	452,105	2,378,072
Autodesk Inc *	84,229	2,810,722
eBay Inc *	286,891	13,888,393
EMC Corp *	249,040	6,791,321
Facebook Inc ‘A’ *	73,887	1,599,654
Intuit Inc	129,254	7,610,476
LinkedIn Corp ‘A’ *	10,629	1,279,732
MasterCard Inc ‘A’	13,321	6,014,165
Microsoft Corp	81,280	2,420,518
Motorola Solutions Inc	135,545	6,851,800
ON Semiconductor Corp *	607,865	3,750,527
Oracle Corp	451,272	14,210,555
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	1,220,548	3,719,170
TE Connectivity Ltd (Switzerland)	233,058	7,926,303
Teradata Corp *	21,791	1,643,259
Zynga Inc ‘A’ *	122,131	346,852

		154,545,313

Materials - 3.5%

Ball Corp	238,046	10,071,726
Praxair Inc	77,267	8,026,496

		18,098,222

Telecommunication Services - 0.8%

Crown Castle International Corp *	70,146	4,496,359

Total Common Stocks (Cost $426,991,306)		497,762,109

PURCHASED OPTIONS - 0.2%
(See Note (c) in Notes to Schedule of Investments) (Cost $1,642,861)		1,026,500

	Principal Amount

SHORT-TERM INVESTMENTS - 3.9%

Commercial Paper - 3.9%

BNP Paribas Financial Inc 0.110% due 10/01/12	$20,200,000	20,200,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $45,079; collateralized by U.S. Treasury Notes: 2.375% due 09/30/14 and value $47,419)	$45,079	$45,079

Total Short-Term Investments (Cost $20,245,079)		20,245,079

TOTAL INVESTMENTS - 99.6% (Cost $448,879,246)		519,033,688

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,965,530

NET ASSETS - 100.0%		$520,999,218

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	2,545,000	USD	3,289,413	10/12	CSF	($18,897)
GBP	2,170,000	USD	3,514,532	10/12	CSF	(10,439)
JPY	125,600,000	USD	1,616,058	10/12	CSF	(6,600)
JPY	91,000,000	USD	1,170,488	11/12	HSB	(4,068)
USD	3,134,575	EUR	2,545,000	10/12	CSF	(135,941)
USD	2,303,064	EUR	1,800,000	10/12	JPM	(10,546)
USD	4,514,461	EUR	3,590,000	10/12	RBC	(99,590)
USD	3,288,038	EUR	2,545,000	11/12	CSF	16,146
USD	3,616,412	EUR	2,790,000	11/12	HSB	29,808
USD	3,405,490	GBP	2,170,000	10/12	CSF	(98,604)
USD	4,133,753	GBP	2,580,000	10/12	JPM	(32,142)
USD	3,888,763	GBP	2,450,000	10/12	RBC	(67,306)
USD	3,513,230	GBP	2,170,000	11/12	CSF	9,578
USD	4,551,862	GBP	2,800,000	11/12	HSB	30,925
USD	1,580,908	JPY	125,600,000	10/12	CSF	(28,549)
USD	1,881,701	JPY	147,000,000	10/12	JPM	(2,304)
USD	2,002,960	JPY	157,000,000	10/12	RBC	(9,093)
USD	1,614,853	JPY	125,600,000	11/12	CSF	4,847
USD	2,212,658	JPY	173,000,000	11/12	HSB	(4,823)

Total Forward Foreign Currency Contracts						($437,598)

(c)	Purchased options outstanding as of September 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME S&P 500 Index Futures (11/12)	$1,370.00	11/17/12	GSC	125	$426,625	$142,500

Options on Securities
Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME Microsoft Corp	$30.00	01/19/13	GSC	2,900	$658,300	$348,000
Call - CME Valeant Pharmaceuticals International Inc	52.50	01/19/13	GSC	800	557,936	536,000

					$1,216,236	$884,000

Total Purchased Options					$1,642,861	$1,026,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Transactions in written options for the nine-month period ended September 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2011	-	$-
Call Options Written	986	1,456,799
Call Options Closed	(415)	(1,387,264)

Outstanding, September 30, 2012	571	$69,535

(e)	Premiums received and value of written options outstanding as of September 30, 2012 were as follows:

Options on Securities

Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME Ebay Inc	$50.00	10/20/12	GSC	571	$69,535	($57,671)

Total Written Options					$69,535	($57,671)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$91,789,171	$86,798,206	$4,990,965	$-
	Consumer Staples	51,945,711	22,809,981	29,135,730	-
	Energy	33,682,324	33,682,324	-	-
	Financials	13,577,117	8,794,352	4,782,765	-
	Health Care	69,074,181	69,074,181	-	-
	Industrials	60,553,711	53,741,018	6,812,693	-
	Information Technology	154,545,313	150,826,143	3,719,170	-
	Materials	18,098,222	18,098,222	-	-
	Telecommunication Services	4,496,359	4,496,359	-	-

		497,762,109	448,320,786	49,441,323	-
	Short-Term Investments	20,245,079	-	20,245,079	-
	Derivatives:
	Equity Contracts
	Purchased Options	1,026,500	1,026,500	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	91,304	-	91,304	-

	Total Assets - Derivatives	1,117,804	1,026,500	91,304	-

	Total Assets	519,124,992	449,347,286	69,777,706	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(57,671)	(57,671)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(528,902)	-	(528,902)	-

	Total Liabilities - Derivatives	(586,573)	(57,671)	(528,902)	-

	Total Liabilities	(586,573)	(57,671)	(528,902)	-

	Total	$518,538,419	$449,289,615	$69,248,804	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 20.2%

Amazon.com Inc *	195,500	$49,719,560
DIRECTV *	486,400	25,516,544
Discovery Communications Inc ‘A’ *	38,300	2,283,829
Dollar General Corp *	602,800	31,068,312
Las Vegas Sands Corp	709,100	32,880,967
Lululemon Athletica Inc *	288,700	21,346,478
Michael Kors Holdings Ltd * (United Kingdom)	189,100	10,056,338
Nike Inc ‘B’	261,300	24,799,983
priceline.com Inc *	53,300	32,978,309
Ralph Lauren Corp	197,400	29,852,802
The Interpublic Group of Cos Inc	3,901	43,379

		260,546,501

Consumer Staples - 6.5%

CVS Caremark Corp	642,700	31,119,534
Monster Beverage Corp *	288,500	15,625,160
The Estee Lauder Cos Inc ‘A’	605,700	37,292,949

		84,037,643

Energy - 7.9%

Cabot Oil & Gas Corp	297,800	13,371,220
Concho Resources Inc *	305,900	28,984,025
EOG Resources Inc	93,600	10,487,880
FMC Technologies Inc *	692,300	32,053,490
Schlumberger Ltd (Netherlands)	244,500	17,684,685

		102,581,300

Health Care - 12.6%

Agilent Technologies Inc	706,200	27,153,390
Allergan Inc	486,900	44,590,302
Biogen Idec Inc *	106,800	15,937,764
Gilead Sciences Inc *	468,000	31,042,440
Intuitive Surgical Inc *	20,500	10,160,415
UnitedHealth Group Inc	604,100	33,473,181

		162,357,492

Industrials - 9.6%

Cummins Inc	184,100	16,975,861
Danaher Corp	540,800	29,825,120
IHS Inc ‘A’ *	75,100	7,310,985
Roper Industries Inc	111,400	12,241,746
Union Pacific Corp	209,000	24,808,300
United Technologies Corp	411,200	32,192,848

		123,354,860

Information Technology - 36.6%

Apple Inc	170,100	113,500,926
Baidu Inc ADR * (Cayman)	208,600	24,368,652
eBay Inc *	345,700	16,735,337
Facebook Inc ‘A’ *	890,800	19,285,820
Google Inc ‘A’ *	60,300	45,496,350
MasterCard Inc ‘A’	55,600	25,102,288

	Shares	Value
MercadoLibre Inc	134,800	$11,127,740
NetApp Inc *	843,500	27,734,280
QUALCOMM Inc	717,000	44,805,330
Riverbed Technology Inc *	132,300	3,078,621
salesforce.com inc *	172,700	26,369,563
Teradata Corp *	250,300	18,875,123
VeriSign Inc *	215,700	10,502,433
Visa Inc ‘A’	422,100	56,679,588
VMware Inc ‘A’ *	302,000	29,215,480

		472,877,531

Materials - 1.5%

The Sherwin-Williams Co	127,000	18,911,570

Telecommunication Services - 1.2%

Crown Castle International Corp *	244,800	15,691,680

Total Common Stocks (Cost $1,004,515,219)		1,240,358,577

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 1000 Growth Index Fund	70,000	4,669,000

Total Exchange-Traded Fund (Cost $4,601,637)		4,669,000

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $5,309,804; collateralized by Fannie Mae: 1.000% due 12/27/12 and value $783,900; and U.S. Treasury Notes: 3.625% due 12/31/12 and value $4,634,713)	$5,309,799	5,309,799

Total Short-Term Investment (Cost $5,309,799)		5,309,799

TOTAL INVESTMENTS - 96.8% (Cost $1,014,426,655)		1,250,337,376

OTHER ASSETS & LIABILITIES, NET - 3.2%		40,821,118

NET ASSETS - 100.0%		$1,291,158,494

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,240,358,577	$1,240,358,577	$-	$-
	Exchange-Traded Fund	4,669,000	4,669,000	-	-
	Short-Term Investment	5,309,799	-	5,309,799	-

	Total	$1,250,337,376	$1,245,027,577	$5,309,799	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 16.3%

DISH Network Corp ‘A’	1,828,599	$55,973,415
McDonald’s Corp	268,399	24,625,608
News Corp ‘A’	4,131,136	101,336,766
SES SA FDR (Luxembourg)	1,104,458	30,085,514
Target Corp	544,567	34,563,668
The Home Depot Inc	869,713	52,504,574
Time Warner Cable Inc	871,708	82,864,563
Time Warner Inc	1,899,604	86,109,049

		468,063,157

Consumer Staples - 12.7%

Altria Group Inc	1,044,089	34,862,132
Anheuser-Busch InBev NV ADR (Belgium)	598,343	51,403,647
CVS Caremark Corp	1,802,843	87,293,658
Kimberly-Clark Corp	648,272	55,608,772
Lorillard Inc	303,269	35,315,675
Philip Morris International Inc	1,119,621	100,698,713

		365,182,597

Energy - 11.4%

Apache Corp	299,844	25,927,511
Chevron Corp	772,901	90,089,341
Exxon Mobil Corp	831,961	76,082,833
Halliburton Co	1,128,790	38,028,935
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	514,654	35,722,134
Suncor Energy Inc (NYSE) (Canada)	848,567	27,875,426
Transocean Ltd (Switzerland)	736,301	33,052,552

		326,778,732

Financials - 23.3%

American Express Co	815,860	46,389,800
Capital One Financial Corp	643,136	36,665,183
JPMorgan Chase & Co	2,547,752	103,133,001
Loews Corp	938,372	38,717,229
Marsh & McLennan Cos Inc	1,517,659	51,494,170
MetLife Inc	928,967	32,012,203
State Street Corp	1,349,523	56,625,985
The Bank of New York Mellon Corp	853,959	19,316,552
The Progressive Corp	1,264,772	26,231,371
The Travelers Cos Inc	779,703	53,222,527
U.S. Bancorp	2,821,426	96,774,912
Wells Fargo & Co	3,145,523	108,614,909

		669,197,842

Health Care - 8.7%

Johnson & Johnson	711,219	49,010,101
Merck & Co Inc	1,546,822	69,761,672
Novartis AG ADR (Switzerland)	509,502	31,212,093
Pfizer Inc	1,318,541	32,765,744
Teva Pharmaceutical Industries Ltd ADR (Israel)	676,342	28,007,322
WellPoint Inc	645,718	37,458,101

		248,215,033

Industrials - 9.6%

General Electric Co	3,070,524	69,731,600
Honeywell International Inc	1,087,581	64,982,965
Illinois Tool Works Inc	933,135	55,493,538
Raytheon Co	539,120	30,816,099
United Technologies Corp	695,003	54,411,785

		275,435,987

	Shares	Value
Information Technology - 8.4%

Hewlett-Packard Co	932,488	$15,908,245
International Business Machines Corp	316,024	65,559,179
Microsoft Corp	1,363,754	40,612,594
Motorola Solutions Inc	879,544	44,460,949
TE Connectivity Ltd (Switzerland)	1,212,378	41,232,976
Xerox Corp	4,395,134	32,260,284

		240,034,227

Materials - 2.9%

Air Products & Chemicals Inc	515,710	42,649,217
Crown Holdings Inc *	1,115,327	40,988,267

		83,637,484

Telecommunication Services - 3.3%

AT&T Inc	961,780	36,259,106
CenturyLink Inc	684,304	27,645,881
Verizon Communications Inc	655,259	29,860,153

		93,765,140

Utilities - 2.1%

Sempra Energy	927,656	59,824,535

Total Common Stocks (Cost $2,229,179,650)		2,830,134,734

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

The Royal Bank of Scotland Group PLC 0.150% due 10/01/12 (Dated 09/28/12, repurchase price of $80,572,007; collateralized by U.S. Treasury Notes: 0.875% due 01/31/17 and value $82,215,641)	$80,571,000	80,571,000

Total Short-Term Investment (Cost $80,571,000)		80,571,000

TOTAL INVESTMENTS - 101.5% (Cost $2,309,750,650)		2,910,705,734

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(42,292,871)

NET ASSETS - 100.0%		$2,868,412,863

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$468,063,157	$437,977,643	$30,085,514	$-
	Consumer Staples	365,182,597	365,182,597	-	-
	Energy	326,778,732	326,778,732	-	-
	Financials	669,197,842	669,197,842	-	-
	Health Care	248,215,033	248,215,033	-	-
	Industrials	275,435,987	275,435,987	-	-
	Information Technology	240,034,227	240,034,227	-	-
	Materials	83,637,484	83,637,484	-	-
	Telecommunication Services	93,765,140	93,765,140	-	-
	Utilities	59,824,535	59,824,535	-	-

		2,830,134,734	2,800,049,220	30,085,514	-
	Short-Term Investment	80,571,000	-	80,571,000	-

	Total	$2,910,705,734	$2,800,049,220	$110,656,514	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 128.4%

Consumer Discretionary - 18.8%

Amazon.com Inc * †	67,940	$17,278,501
AutoZone Inc * †	20,060	7,415,580
BorgWarner Inc * †	9,080	627,519
Carnival Corp † (Panama)	115,560	4,211,006
CBS Corp ‘B’ †	501,078	18,204,164
Coach Inc †	144,010	8,067,440
Comcast Corp ‘A’ †	423,980	15,165,765
DIRECTV * †	36,300	1,904,298
Discovery Communications Inc ‘A’ * †	22,920	1,366,720
DISH Network Corp ‘A’ †	79,230	2,425,230
Expedia Inc	76,820	4,443,269
General Motors Co * †	753,133	17,133,776
ITT Educational Services Inc * †	5,510	177,587
Johnson Controls Inc †	749,446	20,534,820
Kohl’s Corp †	40,503	2,074,564
Lear Corp	15,750	595,193
Lennar Corp ‘A’ †	71,790	2,496,138
Lowe’s Cos Inc †	357,250	10,803,240
Lululemon Athletica Inc * †	44,870	3,317,688
Macy’s Inc	42,530	1,599,979
McDonald’s Corp †	18,370	1,685,448
Nike Inc ‘B’ †	27,540	2,613,821
NVR Inc * †	3,442	2,906,769
PulteGroup Inc * †	234,240	3,630,720
Royal Caribbean Cruises Ltd (Liberia)	88,770	2,681,742
Target Corp †	264,050	16,759,253
The Home Depot Inc †	356,080	21,496,550
The Ryland Group Inc †	30,760	922,800
The TJX Cos Inc	16,400	734,556
Time Warner Cable Inc	90,090	8,563,955
Time Warner Inc †	1,037,677	47,037,898
TRW Automotive Holdings Corp *	37,380	1,633,880
VF Corp †	85,690	13,655,558
Yum! Brands Inc †	67,910	4,505,149

		268,670,576

Consumer Staples - 11.2%

Archer-Daniels-Midland Co †	205,200	5,577,336
Campbell Soup Co †	166,010	5,780,468
Coca-Cola Enterprises Inc †	161,970	5,064,802
Colgate-Palmolive Co †	47,280	5,069,362
ConAgra Foods Inc †	240,650	6,639,533
Constellation Brands Inc ‘A’ * †	121,140	3,918,879
Costco Wholesale Corp †	18,460	1,848,307
Dr Pepper Snapple Group Inc †	39,690	1,767,396
Energizer Holdings Inc †	18,420	1,374,316
General Mills Inc †	256,710	10,229,893
Kellogg Co †	26,710	1,379,839
Kraft Foods Group Inc *	146,140	6,525,151
Kraft Foods Inc ‘A’	405,690	16,775,281
Lorillard Inc †	8,570	997,977
PepsiCo Inc †	194,140	13,739,288
Philip Morris International Inc †	268,450	24,144,393
The Clorox Co †	29,360	2,115,388
The Coca-Cola Co †	595,668	22,593,687
The Kroger Co †	58,340	1,373,324
The Procter & Gamble Co	282,257	19,577,346
Wal-Mart Stores Inc †	8,350	616,230
Walgreen Co †	81,800	2,980,792

		160,088,988

Energy - 13.1%

Anadarko Petroleum Corp	104,410	7,300,347
Apache Corp †	11,120	961,546
Baker Hughes Inc	40,820	1,846,289
Cameron International Corp * †	60,020	3,365,321

	Shares	Value
Chesapeake Energy Corp †	16,470	$310,789
Chevron Corp	136,180	15,873,141
ConocoPhillips †	49,220	2,814,400
Ensco PLC ‘A’ † (United Kingdom)	196,750	10,734,680
EOG Resources Inc †	180,820	20,260,881
Exxon Mobil Corp	260,207	23,795,930
Halliburton Co †	182,190	6,137,981
Kinder Morgan Inc †	147,900	5,253,408
Marathon Oil Corp	12,640	373,765
Marathon Petroleum Corp	80,320	4,384,669
National Oilwell Varco Inc †	83,900	6,721,229
Occidental Petroleum Corp	391,676	33,707,637
Peabody Energy Corp †	171,010	3,811,813
Phillips 66	70,230	3,256,565
Pioneer Natural Resources Co †	29,600	3,090,240
Schlumberger Ltd (Netherlands)	281,270	20,344,259
Southwestern Energy Co * †	56,150	1,952,897
The Williams Cos Inc †	117,670	4,114,920
Valero Energy Corp †	225,180	7,133,702

		187,546,409

Financials - 19.4%

ACE Ltd † (Switzerland)	319,320	24,140,592
Alexandria Real Estate Equities Inc REIT †	51,750	3,804,660
American Campus Communities Inc REIT	55,900	2,452,892
American Express Co	123,640	7,030,170
Ameriprise Financial Inc †	128,090	7,261,422
Apartment Investment & Management Co ‘A’ REIT †	81,000	2,105,190
Associated Estates Realty Corp REIT †	36,700	556,372
AvalonBay Communities Inc REIT †	25,020	3,402,470
AXIS Capital Holdings Ltd † (Bermuda)	158,110	5,521,201
Bank of America Corp †	1,830,744	16,165,470
Berkshire Hathaway Inc ‘B’ * †	65,230	5,753,286
Boston Properties Inc REIT †	24,650	2,726,537
Capital One Financial Corp	100,010	5,701,570
CIT Group Inc * †	19,980	787,012
Citigroup Inc †	401,718	13,144,213
CME Group Inc ‘A’ †	315,615	18,084,739
Comerica Inc †	24,730	767,867
DDR Corp REIT †	163,900	2,517,504
Discover Financial Services	8,370	332,540
Education Realty Trust Inc REIT †	4,900	53,410
Essex Property Trust Inc REIT †	5,870	870,169
Everest Re Group Ltd † (Bermuda)	39,340	4,207,806
Highwoods Properties Inc REIT †	49,220	1,605,556
Huntington Bancshares Inc †	46,420	320,298
IntercontinentalExchange Inc * †	29,840	3,980,954
Invesco Ltd † (Bermuda)	391,650	9,787,334
Liberty Property Trust REIT	132,920	4,817,021
MetLife Inc †	693,610	23,901,801
Morgan Stanley †	307,553	5,148,437
Post Properties Inc REIT †	63,800	3,059,848
Prudential Financial Inc †	141,500	7,713,165
Public Storage REIT †	26,030	3,622,595
Regions Financial Corp †	67,840	489,126
Simon Property Group Inc REIT †	38,030	5,773,334
SL Green Realty Corp REIT †	21,638	1,732,555
State Street Corp	147,440	6,186,582
SunTrust Banks Inc †	151,630	4,286,580
SVB Financial Group * †	10,190	616,087
TD Ameritrade Holding Corp †	212,469	3,265,649
The Goldman Sachs Group Inc †	142,531	16,202,924
The Hartford Financial Services Group Inc †	112,230	2,181,751
The Macerich Co REIT †	40,760	2,332,695
The PNC Financial Services Group Inc	48,580	3,065,398
Wells Fargo & Co	1,087,284	37,543,917
XL Group PLC † (Ireland)	66,490	1,597,755
Zions Bancorp †	32,410	669,429

		277,287,883

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Health Care - 16.1%

Abbott Laboratories	254,560	$17,452,634
Alexion Pharmaceuticals Inc *	4,480	512,512
Allergan Inc †	38,260	3,503,851
AmerisourceBergen Corp †	195,360	7,562,386
Biogen Idec Inc * †	134,479	20,068,301
C.R. Bard Inc †	890	93,139
Cardinal Health Inc †	113,867	4,437,397
CareFusion Corp *	307,820	8,739,010
Celgene Corp *	155,283	11,863,621
Covidien PLC (Ireland)	438,817	26,074,506
Dendreon Corp * †	26,480	127,898
Humana Inc †	119,210	8,362,581
Johnson & Johnson †	210,320	14,493,151
Merck & Co Inc	1,042,129	47,000,018
Mettler-Toledo International Inc * †	10,959	1,871,140
Mylan Inc *	133,940	3,268,136
Onyx Pharmaceuticals Inc * †	65,730	5,554,185
Pfizer Inc †	870,290	21,626,706
Stryker Corp †	48,370	2,692,274
Teva Pharmaceutical Industries Ltd ADR (Israel)	6,580	272,478
UnitedHealth Group Inc †	340,360	18,859,348
Vertex Pharmaceuticals Inc * †	100,610	5,629,129

		230,064,401

Industrials - 14.3%

3M Co †	56,620	5,232,820
CSX Corp †	1,186,400	24,617,800
Emerson Electric Co †	505,139	24,383,060
Equifax Inc	6,540	304,633
Fluor Corp †	184,290	10,371,841
General Electric Co †	349,970	7,947,819
Honeywell International Inc †	334,774	20,002,746
Masco Corp †	463,090	6,969,505
Norfolk Southern Corp †	64,170	4,083,137
PACCAR Inc †	460,018	18,412,220
Rockwell Collins Inc †	2,080	111,571
SPX Corp †	91,360	5,975,858
Tyco International Ltd † (Switzerland)	393,170	22,119,744
Union Pacific Corp	87,600	10,398,120
United Parcel Service Inc ‘B’ †	24,170	1,729,847
United Technologies Corp †	442,820	34,668,378
W.W. Grainger Inc †	33,370	6,953,307

		204,282,406

Information Technology - 23.4%

Accenture PLC ‘A’ † (Ireland)	11,680	817,950
Adobe Systems Inc *	120,180	3,901,043
Altera Corp †	354,632	12,052,169
Analog Devices Inc †	53,440	2,094,314
Apple Inc †	128,333	85,631,478
Avago Technologies Ltd † (Singapore)	14,770	514,956
Broadcom Corp ‘A’ * †	377,700	13,060,866
Cisco Systems Inc †	1,129,651	21,565,038
Citrix Systems Inc * †	45,570	3,489,295
Cognizant Technology Solutions Corp ‘A’ * †	84,060	5,877,475
Corning Inc	78,180	1,028,067
eBay Inc *	96,760	4,684,152
EMC Corp *	63,200	1,723,464
Facebook Inc ‘A’ * †	6,600	142,890
Fidelity National Information Services Inc	28,610	893,204
Freescale Semiconductor Ltd * † (Bermuda)	234,770	2,232,663
Genpact Ltd † (Bermuda)	41,940	699,559
Google Inc ‘A’ * †	41,393	31,231,018
Hewlett-Packard Co †	340,490	5,808,759
International Business Machines Corp	16,390	3,400,106
Juniper Networks Inc * †	202,320	3,461,695

	Shares	Value
KLA-Tencor Corp	17,500	$835,735
Lam Research Corp * †	552,291	17,554,569
Linear Technology Corp †	1,570	50,005
LinkedIn Corp ‘A’ * †	10,060	1,211,224
LSI Corp * †	60,530	418,262
Marvell Technology Group Ltd (Bermuda)	361,200	3,304,980
MasterCard Inc ‘A’ †	7,180	3,241,626
Maxim Integrated Products Inc †	80,160	2,133,859
Microsoft Corp	1,207,123	35,948,123
NetApp Inc * †	47,750	1,570,020
ON Semiconductor Corp * †	128,220	791,117
Oracle Corp	702,490	22,121,410
Paychex Inc †	45,220	1,505,374
QUALCOMM Inc †	233,218	14,573,793
SanDisk Corp *	13,480	585,436
TE Connectivity Ltd † (Switzerland)	51,280	1,744,033
Texas Instruments Inc †	322,038	8,872,147
Visa Inc ‘A’ †	73,400	9,856,152
Xilinx Inc †	73,100	2,442,271
Yahoo! Inc *	37,390	597,305
Zynga Inc ‘A’ * †	699,890	1,987,688

		335,655,290

Materials - 5.8%

Air Products & Chemicals Inc †	316,820	26,201,014
Alcoa Inc †	1,099,290	9,728,716
Crown Holdings Inc * †	60,170	2,211,247
E.I. du Pont de Nemours & Co †	242,900	12,210,583
Freeport-McMoRan Copper & Gold Inc †	560,822	22,197,335
Georgia Gulf Corp †	158,836	5,753,040
Monsanto Co †	18,490	1,682,960
Newmont Mining Corp †	7,970	446,400
Rock-Tenn Co ‘A’ †	7,070	510,313
The Dow Chemical Co †	25,600	741,376
Walter Energy Inc †	52,920	1,717,783

		83,400,767

Telecommunication Services - 2.7%

AT&T Inc †	334,834	12,623,242
SBA Communications Corp ‘A’ * †	43,940	2,763,826
Sprint Nextel Corp * †	544,120	3,003,542
Verizon Communications Inc †	443,924	20,229,617

		38,620,227

Utilities - 3.6%

AGL Resources Inc †	14,490	592,786
American Electric Power Co Inc †	162,950	7,160,023
Exelon Corp	20,200	718,716
NextEra Energy Inc †	161,338	11,346,901
NiSource Inc	206,310	5,256,779
NRG Energy Inc †	9,080	194,221
NV Energy Inc †	343,890	6,193,459
PG&E Corp †	252,730	10,783,989
Sempra Energy †	138,330	8,920,902

		51,167,776

Total Common Stocks (Cost $1,679,079,502)		1,836,784,723

	Principal Amount

SHORT-TERM INVESTMENTS - 2.2%

U.S. Treasury Bills - 0.0%

0.176% due 05/30/13 ‡	$435,000	434,564
0.181% due 05/30/13 ‡	25,000	24,975
0.186% due 05/30/13	20,000	19,980
0.188% due 05/30/13 ‡	200,000	199,799
0.191% due 05/30/13	10,000	9,990

		689,308

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $31,407,883; collateralized by Federal Home Loan Bank: 0.350% due 07/17/13 and value $32,040,000)	$31,407,857	$31,407,857

Total Short-Term Investments (Cost $32,097,037)		32,097,165

TOTAL INVESTMENTS - 130.6% (Cost $1,711,176,539)		1,868,881,888

TOTAL SECURITIES SOLD SHORT - (29.5%) (See Securities Sold Short)
(Proceeds $404,779,137)		(422,609,002)

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(15,411,659)

NET ASSETS - 100.0%		$1,430,861,227

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (29.4%)

Consumer Discretionary - (3.4%)

Autoliv Inc	25,780	($1,597,587)
Bed Bath & Beyond Inc	43,120	(2,716,560)
CarMax Inc	34,090	(964,747)
Choice Hotels International Inc	68,900	(2,204,111)
Ford Motor Co	115,110	(1,134,985)
Gannett Co Inc	234,160	(4,156,340)
Gentex Corp	19,940	(339,179)
Harman International Industries Inc	23,520	(1,085,683)
J.C. Penney Co Inc	42,700	(1,037,183)
Mattel Inc	22,430	(795,816)
Netflix Inc	32,010	(1,742,624)
News Corp ‘B’	241,840	(5,997,632)
O’Reilly Automotive Inc	3,270	(273,437)
Omnicom Group Inc	175,080	(9,027,125)
priceline.com Inc	2,220	(1,373,581)
Ralph Lauren Corp	3,285	(496,791)
Scripps Networks Interactive Inc ‘A’	43,420	(2,658,607)
The Interpublic Group of Cos Inc	134,070	(1,490,858)
The New York Times Co ‘A’	18,600	(181,536)
The Walt Disney Co	15,300	(799,884)
The Washington Post Co ‘B’	12,170	(4,418,075)
Toll Brothers Inc	96,120	(3,194,068)
Under Armour Inc ‘A’	12,510	(698,433)

		(48,384,842)

Consumer Staples - (3.4%)

Altria Group Inc	176,510	(5,893,669)
Brown-Forman Corp ‘B’	29,530	(1,926,832)
Church & Dwight Co Inc	106,780	(5,765,052)
HJ Heinz Co	49,820	(2,787,429)
Kraft Foods Inc	213,503	(5,668,505)
Lorillard Inc	2,940	(342,363)
Mead Johnson Nutrition Co	35,050	(2,568,464)
Monster Beverage Corp	12,290	(665,626)
Safeway Inc	45,790	(736,761)
The Estee Lauder Cos Inc ‘A’	23,380	(1,439,507)
The Hershey Co	220,110	(15,603,598)
Wal-Mart Stores Inc	72,020	(5,315,076)
Whole Foods Market Inc	7,640	(744,136)

		(49,457,018)

	Shares	Value
Energy - (1.8%)

Chevron Corp	14,920	($1,739,075)
ConocoPhillips	21,540	(1,231,657)
CONSOL Energy Inc	117,180	(3,521,259)
Diamond Offshore Drilling Inc	49,040	(3,227,322)
Encana Corp (NYSE) (Canada)	209,540	(4,593,117)
Newfield Exploration Co	14,450	(452,574)
Noble Energy Inc	7,050	(653,606)
Spectra Energy Corp	19,600	(575,456)
Tenaris SA ADR (Luxembourg)	28,100	(1,145,637)
Tesoro Corp	26,160	(1,096,104)
TransCanada Corp (NYSE) (Canada)	84,330	(3,837,015)
Ultra Petroleum Corp (Canada)	52,410	(1,151,972)
WPX Energy Inc	115,690	(1,919,297)

		(25,144,091)

Financials - (5.2%)

Aflac Inc	31,680	(1,516,838)
American International Group Inc	8,710	(285,601)
Aon PLC (United Kingdom)	92,810	(4,853,035)
Arch Capital Group Ltd (Bermuda)	23,840	(993,651)
Bank of Hawaii Corp	24,120	(1,100,354)
BB&T Corp	87,730	(2,909,127)
Brandywine Realty Trust REIT	135,150	(1,647,479)
Cullen/Frost Bankers Inc	20,320	(1,166,978)
DCT Industrial Trust Inc REIT	288,660	(1,867,630)
Douglas Emmett Inc REIT	54,910	(1,266,774)
EastGroup Properties Inc REIT	26,640	(1,417,248)
Equity One Inc REIT	126,140	(2,656,508)
Federal Realty Investment Trust REIT	50,830	(5,352,399)
Federated Investors Inc ‘B’	10,230	(211,659)
Franklin Resources Inc	13,240	(1,655,927)
Health Care REIT Inc.	25,560	(1,476,090)
Kimco Realty Corp REIT	54,400	(1,102,688)
Lincoln National Corp	51,900	(1,255,461)
Mid-America Apartment Communities Inc REIT	22,880	(1,494,293)
Northern Trust Corp	11,930	(553,731)
Principal Financial Group Inc	27,730	(747,046)
Prologis Inc REIT	37,510	(1,313,975)
Realty Income Corp REIT	32,990	(1,348,961)
RenaissanceRe Holdings Ltd (Bermuda)	10,170	(783,497)
T. Rowe Price Group Inc	10,440	(660,852)
Tanger Factory Outlet Centers Inc REIT	98,610	(3,188,061)
Taubman Centers Inc REIT	11,270	(864,747)
The Allstate Corp	122,690	(4,859,751)
The Bank of New York Mellon Corp	62,470	(1,413,071)
The Chubb Corp	48,630	(3,709,496)
The Progressive Corp	17,700	(367,098)
The Travelers Cos Inc	11,380	(776,799)
Torchmark Corp	67,700	(3,476,395)
U.S. Bancorp	33,440	(1,146,992)
UMB Financial Corp	37,940	(1,846,919)
Valley National Bancorp	92,133	(923,173)
Vornado Realty Trust REIT	26,130	(2,117,837)
Weingarten Realty Investors REIT	173,230	(4,869,495)
WR Berkley Corp	134,300	(5,034,907)

		(74,232,543)

Health Care - (2.6%)

Aetna Inc	19,510	(772,596)
Agilent Technologies Inc	6,680	(256,846)
Amgen Inc	13,050	(1,100,376)
Bristol-Myers Squibb Co	89,712	(3,027,780)
Cerner Corp	24,990	(1,934,476)
Edwards Lifesciences Corp	7,480	(803,128)
Eli Lilly & Co	175,770	(8,333,256)
Forest Laboratories Inc	37,360	(1,330,390)
Hospira Inc	48,200	(1,581,924)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Life Technologies Corp	15,830	($773,770)
Medivation Inc	33,420	(1,883,551)
Medtronic Inc	77,860	(3,357,323)
Regeneron Pharmaceuticals Inc	5,040	(769,406)
St. Jude Medical Inc	12,850	(541,370)
Tenet Healthcare Corp	373,970	(2,344,792)
United Therapeutics Corp	29,650	(1,656,842)
Varian Medical Systems Inc	20,840	(1,257,069)
Zimmer Holdings Inc	88,900	(6,011,418)

		(37,736,313)

Industrials - (5.3%)

Canadian National Railway Co (Canada) (NYSE)	8,050	(710,251)
Caterpillar Inc	8,380	(721,015)
Cummins Inc	23,170	(2,136,506)
Danaher Corp	166,610	(9,188,542)
Dover Corp	50,540	(3,006,625)
Fastenal Co	109,490	(4,706,975)
FedEx Corp	3,590	(303,786)
General Electric Co	351,110	(7,973,708)
Heartland Express Inc	232,482	(3,105,960)
Illinois Tool Works Inc	76,930	(4,575,027)
Knight Transportation Inc	121,327	(1,734,976)
Lockheed Martin Corp	123,728	(11,553,721)
Norfolk Southern Corp	23,550	(1,498,486)
Parker-Hannifin Corp	4,030	(336,827)
Raytheon Co	102,789	(5,875,419)
Rockwell Automation Inc	60,410	(4,201,516)
Textron Inc	184,550	(4,829,674)
The Boeing Co	90,700	(6,314,534)
The Dun & Bradstreet Corp	8,960	(713,395)
United Parcel Service Inc ‘B’	6,720	(480,950)
Werner Enterprises Inc	118,090	(2,523,583)

		(76,491,476)

Information Technology - (3.2%)

Advanced Micro Devices Inc	159,190	(536,470)
AOL Inc	110,810	(3,903,836)
Automatic Data Processing Inc	24,640	(1,445,382)
Cypress Semiconductor Corp	75,170	(805,823)
Electronic Arts Inc	272,560	(3,458,786)
Global Payments Inc	4,025	(168,366)
Intel Corp	202,650	(4,596,102)
International Business Machines Corp	16,210	(3,362,765)
Intuit Inc	23,780	(1,400,166)
JDS Uniphase Corp	4,180	(51,769)
KLA-Tencor Corp	86,720	(4,136,978)
Microchip Technology Inc	247,620	(8,107,079)
NVIDIA Corp	103,910	(1,386,159)
SAIC Inc	47,920	(576,957)
Seagate Technology PLC (Ireland)	25,630	(794,530)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	490,960	(7,766,987)
Total System Services Inc	26,880	(637,056)
Western Digital Corp	19,330	(748,651)
Xilinx Inc	50,990	(1,703,576)

		(45,587,438)

Materials - (3.2%)

AK Steel Holding Corp	31,050	(149,040)
Cabot Corp	31,640	(1,157,075)
Celanese Corp ‘A’	14,080	(533,773)
Cliffs Natural Resources Inc	374,448	(14,652,150)
Nucor Corp	99,290	(3,798,836)
OM Group Inc	17,280	(320,371)
Praxair Inc	100,300	(10,419,164)
Sigma-Aldrich Corp	22,260	(1,602,052)
The Dow Chemical Co	41,250	(1,194,600)
The Sherwin-Williams Co	35,630	(5,305,663)
United States Steel Corp	47,550	(906,779)

	Shares	Value
Vale SA ADR (Brazil)	102,450	($1,833,855)
Valspar Corp	29,040	(1,629,144)
Vulcan Materials Co	42,900	(2,029,170)

		(45,531,672)

Utilities - (1.3%)

Calpine Corp	42,850	(741,305)
Consolidated Edison Inc	80,616	(4,828,092)
Duke Energy Corp	62,310	(4,037,688)
Entergy Corp	11,700	(810,810)
National Fuel Gas Co	48,610	(2,626,884)
NRG Energy Inc	35,070	(750,147)
Public Service Enterprise Group Inc	19,670	(632,981)
Southern Co	86,920	(4,006,143)
Wisconsin Energy Corp	23,310	(878,088)

		(19,312,138)

Total Common Stocks (Proceeds $404,013,693)		(421,877,531)

EXCHANGE-TRADED FUND - (0.1%)

iShares Dow Jones U.S. Real Estate Index Fund	11,360	(731,471)

Total Exchange-Traded Fund (Proceeds $765,444)		(731,471)

TOTAL SECURITIES SOLD SHORT - (29.5%) (Proceeds $404,779,137)		($422,609,002)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of September 30, 2012, the total value of securities out on loan was $467,481,557, and the cash collateral was $480,749,901 (See Note 5 in Supplemental Notes to Schedule of Investments).

(c)	As of September 30, 2012, investments with total aggregate values of $659,338 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $665,000 in cash was segregated as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (12/12)	224	$16,288,886	($225,846)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,836,784,723	$1,836,784,723	$-	$-
	Short-Term Investments	32,097,165	-	32,097,165	-

	Total Assets	1,868,881,888	1,836,784,723	32,097,165	-

Liabilities	Common Stocks - Short (1)	(421,877,531)	(421,877,531)	-	-
	Exchange-Traded Fund - Short	(731,471)	(731,471)	-	-
	Derivatives:
	Equity Contracts
	Futures	(225,846)	(225,846)	-	-

	Total Liabilities	(422,834,848)	(422,834,848)	-	-

	Total	$1,446,047,040	$1,413,949,875	$32,097,165	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Kinder Morgan Inc Strike @ $40.00 Exp. 05/25/17 *	40,870	$142,636

Total Warrants (Cost $77,857)		142,636

PREFERRED STOCKS - 0.3%

Consumer Staples - 0.3%

Henkel AG & Co KGaA (Germany)	52,897	4,209,666

Total Preferred Stocks (Cost $3,925,798)		4,209,666

COMMON STOCKS - 97.5%

Consumer Discretionary - 9.0%

AutoZone Inc *	70,716	26,141,584
CarMax Inc *	556,951	15,761,713
Ford Motor Co	3,162,860	31,185,800
The McGraw-Hill Cos Inc	638,614	34,861,938
The TJX Cos Inc	384,355	17,215,261
Yum! Brands Inc	115,180	7,641,041

		132,807,337

Consumer Staples - 10.2%

Dr Pepper Snapple Group Inc	749,690	33,383,696
Kraft Foods Inc	140,660	3,734,523
Kraft Foods Inc ‘A’	356,570	14,744,169
Philip Morris International Inc	733,158	65,940,231
The J.M. Smucker Co	382,285	33,002,664

		150,805,283

Energy - 11.0%

Chevron Corp	581,872	67,823,000
Kinder Morgan Inc	354,149	12,579,372
National Oilwell Varco Inc	652,382	52,262,322
Noble Energy Inc	315,170	29,219,411

		161,884,105

Financials - 17.3%

CIT Group Inc *	1,309,854	51,595,149
Citigroup Inc	1,723,439	56,390,924
CME Group Inc ‘A’	424,600	24,329,580
Discover Financial Services	532,085	21,139,737
IntercontinentalExchange Inc *	16,290	2,173,249
JPMorgan Chase & Co	1,357,259	54,941,845
M&T Bank Corp	87,295	8,306,992
Marsh & McLennan Cos Inc	761,485	25,837,186
MSCI Inc *	296,924	10,626,910

		255,341,572

Health Care - 12.0%

Abbott Laboratories	661,173	45,330,021
Bristol-Myers Squibb Co	949,019	32,029,391
Covidien PLC (Ireland)	788,236	46,836,983
DaVita Inc *	25,790	2,672,102
Express Scripts Holding Co *	535,776	33,577,082
Watson Pharmaceuticals Inc *	188,230	16,029,667

		176,475,246

	Shares	Value
Industrials - 11.0%

CSX Corp	1,474,338	$30,592,513
L-3 Communications Holdings Inc	114,780	8,230,874
QR National Ltd (Australia)	822,700	2,899,663
The Boeing Co	398,068	27,713,494
Towers Watson & Co ‘A’	289,803	15,374,049
Tyco International Ltd (Switzerland)	799,106	44,957,704
United Parcel Service Inc ‘B’	447,558	32,031,726

		161,800,023

Information Technology - 21.5%

Apple Inc	175,182	116,891,941
Corning Inc	887,800	11,674,570
eBay Inc *	1,145,145	55,436,469
Facebook Inc ‘A’ *	409,497	8,865,610
Google Inc ‘A’ *	31,406	23,695,827
International Business Machines Corp	316,738	65,707,298
QUALCOMM Inc	322,297	20,140,340
Western Digital Corp	354,335	13,723,395

		316,135,450

Materials - 2.2%

PPG Industries Inc	35,400	4,065,336
Vulcan Materials Co	582,270	27,541,371

		31,606,707

Telecommunication Services - 2.2%

America Movil SAB de CV ‘L’ ADR (Mexico)	1,284,160	32,669,030

Utilities - 1.1%

The AES Corp *	1,507,352	16,535,651

Total Common Stocks (Cost $1,183,796,109)		1,436,060,404

	Principal Amount

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $46,499,113; collateralized by Fannie Mae: 1.000% due 12/27/12 and value $33,757,950; and U.S. Treasury Bills: 0.075% due 10/25/12 and value $13,673,160)	$46,499,074	46,499,074

Total Short-Term Investment (Cost $46,499,074)		46,499,074

TOTAL INVESTMENTS - 101.0% (Cost $1,234,298,838)		1,486,911,780

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(14,389,316)

NET ASSETS - 100.0%		$1,472,522,464

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$142,636	$142,636	$-	$-
	Preferred Stocks (1)	4,209,666	-	4,209,666	-
	Common Stocks
	Consumer Discretionary	132,807,337	132,807,337	-	-
	Consumer Staples	150,805,283	150,805,283	-	-
	Energy	161,884,105	161,884,105	-	-
	Financials	255,341,572	255,341,572	-	-
	Health Care	176,475,246	176,475,246	-	-
	Industrials	161,800,023	158,900,360	2,899,663	-
	Information Technology	316,135,450	316,135,450	-	-
	Materials	31,606,707	31,606,707	-	-
	Telecommunication Services	32,669,030	32,669,030	-	-
	Utilities	16,535,651	16,535,651	-	-

		1,436,060,404	1,433,160,741	2,899,663	-
	Short-Term Investment	46,499,074	-	46,499,074	-

	Total	$1,486,911,780	$1,433,303,377	$53,608,403	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.3%

Industrials - 1.3%

Better Place LLC ‘B’ 8.000% *¯+r	4,704,600	$14,113,800

Total Convertible Preferred Stocks (Cost $11,761,500)		14,113,800

COMMON STOCKS - 96.3%

Consumer Discretionary - 15.7%

American Eagle Outfitters Inc	263,800	5,560,904
AutoZone Inc *	59,100	21,847,497
Big Lots Inc *	224,200	6,631,836
Darden Restaurants Inc	180,300	10,051,725
Hasbro Inc	298,000	11,374,660
Lear Corp	281,300	10,630,327
Macy’s Inc	967,100	36,382,302
Marriott International Inc ‘A’	488,000	19,080,800
Newell Rubbermaid Inc	755,000	14,412,950
Ross Stores Inc	247,500	15,988,500
The Interpublic Group of Cos Inc	1,474,600	16,397,552

		168,359,053

Consumer Staples - 7.6%

H.J. Heinz Co	356,200	19,929,390
Molson Coors Brewing Co ‘B’	410,500	18,493,025
Ralcorp Holdings Inc *	233,800	17,067,400
Sysco Corp	835,200	26,116,704

		81,606,519

Energy - 6.5%

Cameron International Corp *	286,800	16,080,876
EQT Corp	204,000	12,036,000
Noble Energy Inc	147,600	13,683,996
Rosetta Resources Inc *	147,100	7,046,090
Rowan Cos PLC ‘A’ * (United Kingdom)	600,800	20,289,016

		69,135,978

Financials - 13.8%

Ameriprise Financial Inc	211,400	11,984,266
CBRE Group Inc ‘A’ *	560,700	10,322,487
Duke Realty Corp REIT	524,600	7,711,620
East West Bancorp Inc	782,600	16,528,512
Invesco Ltd (Bermuda)	506,000	12,644,940
Kilroy Realty Corp REIT	385,300	17,253,734
PartnerRe Ltd (Bermuda)	148,300	11,015,724
PS Business Parks Inc REIT	127,600	8,526,232
Regions Financial Corp	1,217,300	8,776,733
Signature Bank *	228,900	15,354,612
The Macerich Co REIT	285,100	16,316,273
Willis Group Holdings PLC (Ireland)	309,800	11,437,816

		147,872,949

Health Care - 14.6%

Aetna Inc	344,700	13,650,120
Agilent Technologies Inc	344,300	13,238,335
AmerisourceBergen Corp	862,800	33,398,988
CareFusion Corp *	662,000	18,794,180
Henry Schein Inc *	172,100	13,642,367
Humana Inc	94,200	6,608,130
Medicis Pharmaceutical Corp ‘A’	296,300	12,820,901
Vertex Pharmaceuticals Inc *	257,900	14,429,505
Zimmer Holdings Inc	439,700	29,732,514

		156,315,040

	Shares	Value
Industrials - 11.0%

BE Aerospace Inc *	256,400	$10,794,440
Corrections Corp of America	156,300	5,228,235
Dover Corp	417,100	24,813,279
Joy Global Inc	102,800	5,762,968
Landstar System Inc	204,400	9,664,032
Parker-Hannifin Corp	287,100	23,995,818
Rockwell Collins Inc	218,500	11,720,340
SPX Corp	172,300	11,270,143
WESCO International Inc *	245,400	14,036,880

		117,286,135

Information Technology - 21.9%

Amdocs Ltd (United Kingdom)	356,400	11,757,636
Autodesk Inc *	511,200	17,058,744
Avago Technologies Ltd (Singapore)	245,400	8,555,871
BMC Software Inc *	796,200	33,034,338
F5 Networks Inc *	162,700	17,034,690
Fidelity National Information Services Inc	780,400	24,364,088
Gartner Inc *	141,700	6,530,953
Intuit Inc	436,800	25,718,784
Marvell Technology Group Ltd (Bermuda)	1,748,400	15,997,860
Microsemi Corp *	471,500	9,463,005
NetApp Inc *	606,600	19,945,008
Symantec Corp *	552,500	9,945,000
TE Connectivity Ltd (Switzerland)	313,000	10,645,130
Vantiv Inc ‘A’ *	352,900	7,604,995
Xilinx Inc	496,600	16,591,406

		234,247,508

Materials - 5.2%

Ball Corp	434,441	18,381,198
Cliffs Natural Resources Inc	141,100	5,521,243
Eastman Chemical Co	498,700	28,430,887
Walter Energy Inc	117,500	3,814,050

		56,147,378

Total Common Stocks (Cost $1,004,880,460)		1,030,970,560

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $46,602,652; collateralized by Federal Home Loan Bank: 3.625% due 05/29/13 and value $47,014,875; and U.S. Treasury Notes: 1.375% due 05/15/13 and value $523,900)	$46,602,614	46,602,614

Total Short-Term Investment (Cost $46,602,614)		46,602,614

TOTAL INVESTMENTS - 102.0% (Cost $1,063,244,574)		1,091,686,974

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(20,918,321)

NET ASSETS - 100.0%		$1,070,768,653

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $14,113,800 or 1.3% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.
(c)	As of September 30, 2012, 1.3% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$14,113,800	1.3%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$14,113,800	$-	$-	$14,113,800
	Common Stocks (1)	1,030,970,560	1,030,970,560	-	-
	Short-Term Investment	46,602,614	-	46,602,614	-

	Total	$1,091,686,974	$1,030,970,560	$46,602,614	$14,113,800

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$21,358,884
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Depreciation	(7,245,084)
Transfers In	-
Transfers Out	-

Value, End of Period	$14,113,800

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($7,245,084)

Additional required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/2012	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stocks	$14,113,800	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	22.5%-27.5% (25.0%) 2.5%-3.5% (3.0%)
		Market Comparable Companies	Enterprise Value / Revenue Discount for lack of marketability	3.0x-3.6x (3.3x) 15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%

Industrials - 1.1%

Better Place LLC ‘B’ 8.000% *¯+r	2,687,456	$8,062,368

Total Convertible Preferred Stocks (Cost $6,718,638)		8,062,368

COMMON STOCKS - 95.7%

Consumer Discretionary - 10.2%

Dollar Tree Inc *	72,927	3,520,551
Dunkin’ Brands Group Inc	321,192	9,377,201
Groupon Inc *	1,750,003	8,330,014
Morningstar Inc	179,611	11,250,833
New Oriental Education & Technology Group ADR (Cayman)	443,751	7,397,329
Tesla Motors Inc *	103,312	3,024,975
The McGraw-Hill Cos Inc	269,276	14,699,777
Weight Watchers International Inc	307,140	16,216,992

		73,817,672

Consumer Staples - 3.8%

DE Master Blenders 1753 NV * (Netherlands)	1,445,915	17,444,289
Mead Johnson Nutrition Co	140,809	10,318,483

		27,762,772

Energy - 3.3%

Range Resources Corp	238,500	16,663,995
Ultra Petroleum Corp * (Canada)	346,938	7,625,697

		24,289,692

Financials - 7.7%

Greenhill & Co Inc	125,015	6,469,526
IntercontinentalExchange Inc *	90,483	12,071,337
MSCI Inc *	590,372	21,129,414
The Progressive Corp	772,144	16,014,267

		55,684,544

Health Care - 15.9%

athenahealth Inc *	166,288	15,260,250
IDEXX Laboratories Inc *	149,208	14,823,815
Illumina Inc *	450,917	21,734,199
Intuitive Surgical Inc *	48,158	23,868,549
Ironwood Pharmaceuticals Inc ‘A’ *	398,706	5,095,463
Qualicorp SA * (Brazil)	1,259,248	12,298,982
Techne Corp	143,029	10,289,506
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	216,567	11,969,658

		115,340,422

Industrials - 19.7%

Covanta Holding Corp	531,326	9,117,554
Edenred (France)	898,184	25,282,478
Expeditors International of Washington Inc	350,052	12,727,891
Fastenal Co	257,317	11,062,058
IHS Inc ‘A’ *	145,324	14,147,291
Intertek Group PLC (United Kingdom)	464,869	20,607,442
Sensata Technologies Holding NV * (Netherlands)	374,357	11,144,608
Stericycle Inc *	177,282	16,047,567
Verisk Analytics Inc ‘A’ *	476,349	22,678,976

		142,815,865

	Shares	Value
Information Technology - 26.7%

Akamai Technologies Inc *	280,838	$10,744,862
Citrix Systems Inc *	140,753	10,777,457
FactSet Research Systems Inc	119,759	11,547,163
First Solar Inc *	250,887	5,555,893
Gartner Inc *	366,746	16,903,323
LinkedIn Corp ‘A’ *	189,081	22,765,352
MercadoLibre Inc	99,806	8,238,985
Motorola Solutions Inc	546,687	27,635,028
Red Hat Inc *	184,934	10,530,142
salesforce.com inc *	121,778	18,594,283
SINA Corp * (Cayman)	69,453	4,492,220
Solera Holdings Inc	357,442	15,680,980
Yandex NV ‘A’ * (Netherlands)	705,653	17,013,294
Youku Tudou Inc ADR * (Cayman)	483,010	8,882,554
Zynga Inc ‘A’ *	1,632,531	4,636,388

		193,997,924

Materials - 4.6%

Intrepid Potash Inc *	363,112	7,799,646
Lynas Corp Ltd * (Australia)	2,707,820	2,193,643
Martin Marietta Materials Inc	103,478	8,575,222
Molycorp Inc *	303,233	3,487,179
Rockwood Holdings Inc	239,567	11,163,822

		33,219,512

Utilities - 3.8%

Brookfield Infrastructure Partners LP (Bermuda)	784,560	27,891,108

Total Common Stocks (Cost $636,197,600)		694,819,511

SHORT-TERM INVESTMENT - 23.7%

Money Market Fund - 23.7%

BlackRock Liquidity Funds T-Fund Portfolio	171,708,323	171,708,323

Total Short-Term Investment (Cost $171,708,323)		171,708,323

TOTAL INVESTMENTS - 120.5% (Cost $814,624,561)		874,590,202

OTHER ASSETS & LIABILITIES, NET - (20.5%)		(148,705,920)

NET ASSETS - 100.0%		$725,884,282

Notes to Schedule of Investments

(a)	An investment with a value of $8,062,368 or 1.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(b)	As of September 30, 2012, 1.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(c)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$8,062,368	1.1%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$8,062,368	$-	$-	$8,062,368
	Common Stocks
	Consumer Discretionary	73,817,672	73,817,672	-	-
	Consumer Staples	27,762,772	10,318,483	17,444,289	-
	Energy	24,289,692	24,289,692	-	-
	Financials	55,684,544	55,684,544	-	-
	Health Care	115,340,422	115,340,422	-	-
	Industrials	142,815,865	96,925,945	45,889,920	-
	Information Technology	193,997,924	193,997,924	-	-
	Materials	33,219,512	31,025,869	2,193,643	-
	Utilities	27,891,108	27,891,108	-	-

		694,819,511	629,291,659	65,527,852	-
	Short-Term Investment	171,708,323	171,708,323	-	-

	Total	$874,590,202	$800,999,982	$65,527,852	$8,062,368

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$12,201,050
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Depreciation	(4,138,682)
Transfers In	-
Transfers Out	-

Value, End of Period	$8,062,368

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($4,138,682)

Additional required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/2012	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stocks	$8,062,368	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	22.5%-27.5% (25.0%) 2.5%-3.5% (3.0%)
		Market Comparable Companies	Enterprise Value / Revenue Discount for lack of marketability	3.0x-3.6x (3.3x) 15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 14.5%

American Eagle Outfitters Inc	385,400	$8,124,232
Ascena Retail Group Inc *	230,490	4,944,011
Bloomin’ Brands Inc *	20,700	340,515
Chico’s FAS Inc	655,900	11,878,349
Dick’s Sporting Goods Inc	143,200	7,424,920
Dollar Tree Inc *	123,700	5,971,617
Foot Locker Inc	188,400	6,688,200
Guess? Inc	245,200	6,232,984
Hanesbrands Inc *	410,400	13,083,552
J.C. Penney Co Inc	144,200	3,502,618
Jarden Corp	199,600	10,546,864
Lear Corp	147,100	5,558,909
Lennar Corp ‘A’	352,300	12,249,471
Limited Brands Inc	186,700	9,196,842
Mattel Inc	381,800	13,546,264
Newell Rubbermaid Inc	482,800	9,216,652
NVR Inc *	13,300	11,231,850
PVH Corp	124,240	11,643,773
Regis Corp	371,700	6,831,846
Signet Jewelers Ltd (NYSE) (Bermuda)	33,900	1,652,964
The Warnaco Group Inc *	100,200	5,200,380
Thor Industries Inc	144,100	5,233,712
TRW Automotive Holdings Corp *	156,100	6,823,131
Wolverine World Wide Inc	113,600	5,040,432
Wyndham Worldwide Corp	197,200	10,349,056

		192,513,144

Consumer Staples - 3.1%

Energizer Holdings Inc	128,200	9,565,002
Ingredion Inc	119,200	6,575,072
Smithfield Foods Inc *	528,000	10,375,200
The Clorox Co	57,700	4,157,285
The J.M. Smucker Co	71,416	6,165,343
Tyson Foods Inc ‘A’	268,700	4,304,574

		41,142,476

Energy - 10.3%

Africa Oil Corp * (Canada)	1,557,737	15,353,954
Arch Coal Inc	605,700	3,834,081
Bill Barrett Corp *	238,100	5,897,737
Cabot Oil & Gas Corp	294,900	13,241,010
Dresser-Rand Group Inc *	126,100	6,949,371
Energen Corp	134,800	7,064,868
HollyFrontier Corp	280,800	11,588,616
McDermott International Inc * (Panama)	555,800	6,791,876
Oasis Petroleum Inc *	494,432	14,570,911
Patterson-UTI Energy Inc	436,200	6,909,408
SM Energy Co	340,300	18,413,633
Superior Energy Services Inc *	217,300	4,458,996
Ultra Petroleum Corp * (Canada)	319,400	7,020,412
Whiting Petroleum Corp *	309,350	14,657,003

		136,751,876

Financials - 21.6%

Alleghany Corp *	32,922	11,356,115
American Financial Group Inc	208,700	7,909,730
Arthur J. Gallagher & Co	184,200	6,598,044
Associated Banc-Corp	507,800	6,687,726
BancorpSouth Inc	411,800	6,069,932
BioMed Realty Trust Inc REIT	440,787	8,251,533
CBRE Group Inc ‘A’ *	347,658	6,400,384
CommonWealth REIT	400,695	5,834,119
Corporate Office Properties Trust REIT	498,100	11,939,457
Cullen/Frost Bankers Inc	116,500	6,690,595
Discover Financial Services	196,060	7,789,464
DuPont Fabros Technology Inc REIT	762,876	19,262,619

	Shares	Value
East West Bancorp Inc	335,000	$7,075,200
Everest Re Group Ltd (Bermuda)	152,800	16,343,488
Fidelity National Financial Inc ‘A’	711,500	15,218,985
First Niagara Financial Group Inc	902,700	7,302,843
FirstMerit Corp	556,500	8,197,245
Forest City Enterprises Inc ‘A’ *	1,253,387	19,866,184
Hancock Holding Co	220,500	6,824,475
HCC Insurance Holdings Inc	182,500	6,184,925
Jefferies Group Inc	425,100	5,819,619
Kemper Corp	383,300	11,771,143
New York Community Bancorp Inc	1,109,400	15,709,104
Omega Healthcare Investors Inc REIT	316,400	7,191,772
Protective Life Corp	281,036	7,365,953
Regions Financial Corp	480,300	3,462,963
Synovus Financial Corp	2,043,601	4,843,334
Trustmark Corp	267,200	6,503,648
Washington Federal Inc	464,000	7,739,520
Webster Financial Corp	623,500	14,776,950
WR Berkley Corp	261,775	9,813,945

		286,801,014

Health Care - 13.0%

Alere Inc *	546,089	10,643,275
Brookdale Senior Living Inc *	786,748	18,268,289
CareFusion Corp *	757,000	21,491,230
Coventry Health Care Inc	221,608	9,238,837
Endo Health Solutions Inc *	316,825	10,049,689
Hospira Inc *	517,797	16,994,097
Omnicare Inc	674,300	22,905,971
Owens & Minor Inc	549,050	16,405,614
Tenet Healthcare Corp *	3,496,640	21,923,933
United Therapeutics Corp *	105,134	5,874,888
Universal Health Services Inc ‘B’	423,594	19,370,954

		173,166,777

Industrials - 11.8%

ACCO Brands Corp *	1,101,700	7,150,033
AGCO Corp *	233,000	11,062,840
Alliant Techsystems Inc	184,400	9,240,284
AMETEK Inc	204,050	7,233,572
Con-way Inc	305,300	8,356,061
Curtiss-Wright Corp	169,600	5,545,920
Delta Air Lines Inc *	1,035,200	9,482,432
Dover Corp	199,900	11,892,051
Harsco Corp	53,241	1,093,038
IDEX Corp	202,100	8,441,717
Jacobs Engineering Group Inc *	152,560	6,168,001
KBR Inc	325,700	9,712,374
Kennametal Inc	136,300	5,054,004
Manpower Inc	140,500	5,170,400
Masco Corp	105,700	1,590,785
Navistar International Corp *	178,900	3,773,001
Parker-Hannifin Corp	133,600	11,166,288
Spirit AeroSystems Holdings Inc ‘A’ *	513,990	11,415,718
SPX Corp	177,300	11,597,193
The Timken Co	301,720	11,211,915

		156,357,627

Information Technology - 12.4%

Acxiom Corp *	571,394	10,439,368
Amdocs Ltd (United Kingdom)	227,300	7,498,627
Arrow Electronics Inc *	252,900	8,525,259
Atmel Corp *	679,700	3,575,222
Avnet Inc *	323,600	9,413,524
Compuware Corp *	1,371,300	13,589,583
Convergys Corp	235,900	3,696,553
Cree Inc *	58,700	1,498,611
Diebold Inc	284,800	9,600,608
Electronic Arts Inc *	723,200	9,177,408
Fairchild Semiconductor International Inc *	710,100	9,316,512
Ingram Micro Inc ‘A’ *	603,090	9,185,061

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
JDS Uniphase Corp *	73,100	$905,344
Monster Worldwide Inc *	241,600	1,770,928
NCR Corp *	612,494	14,277,235
ON Semiconductor Corp *	1,448,291	8,935,955
Parametric Technology Corp *	403,900	8,805,020
Polycom Inc *	843,700	8,327,319
QLogic Corp *	259,800	2,966,916
RF Micro Devices Inc *	1,122,500	4,433,875
Synopsys Inc *	266,300	8,793,226
Take-Two Interactive Software Inc *	962,716	10,041,128

		164,773,282

Materials - 7.5%

Albemarle Corp	142,900	7,527,972
Carpenter Technology Corp	164,200	8,590,944
Cliffs Natural Resources Inc	126,100	4,934,293
Cytec Industries Inc	209,310	13,713,991
Georgia Gulf Corp	55,500	2,010,210
Huntsman Corp	278,600	4,159,498
Martin Marietta Materials Inc	62,800	5,204,236
MeadWestvaco Corp	242,900	7,432,740
Owens-Illinois Inc *	494,500	9,276,820
Packaging Corp of America	374,600	13,597,980
Rock-Tenn Co ‘A’	139,000	10,033,020
Rockwood Holdings Inc	273,300	12,735,780

		99,217,484

Utilities - 5.5%

Alliant Energy Corp	111,900	4,855,341
Hawaiian Electric Industries Inc	210,600	5,540,886
MDU Resources Group Inc	476,400	10,499,856
NV Energy Inc	953,630	17,174,876
OGE Energy Corp	212,100	11,763,066
PNM Resources Inc	324,600	6,826,338
UGI Corp	503,100	15,973,425

		72,633,788

Total Common Stocks (Cost $1,306,255,861)		1,323,357,468

	Principal Amount	Value
SHORT-TERM INVESTMENT - 19.5%

Repurchase Agreement - 19.5%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $258,465,914; collateralized by Freddie Mac: 0.000% due 03/22/13 and value $40,819,580; and Fannie Mae: 1.750% due 05/07/13 and value $152,453,081; and U.S. Treasury Notes: 0.750% - 1.375% due 03/31/13 - 05/15/13 and value $70,364,250)	$258,465,698	$258,465,698

Total Short-Term Investment (Cost $258,465,698)		258,465,698

TOTAL INVESTMENTS - 119.2% (Cost $1,564,721,559)		1,581,823,166

OTHER ASSETS & LIABILITIES, NET - (19.2%)		(254,837,010)

NET ASSETS - 100.0%		$1,326,986,156

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,323,357,468	$1,323,357,468	$-	$-
	Short-Term Investment	258,465,698	-	258,465,698	-

	Total	$1,581,823,166	$1,323,357,468	$258,465,698	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * +r	7,990	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 98.8%

Consumer Discretionary - 16.2%

1-800-FLOWERS.COM Inc ‘A’ *	19,501	72,739
American Axle & Manufacturing Holdings Inc *	52,900	596,183
American Greetings Corp ‘A’	26,095	438,396
Ameristar Casinos Inc	3,307	58,865
Asbury Automotive Group Inc *	2,548	71,217
Ascent Capital Group Inc ‘A’ *	11,175	603,562
Autoliv Inc	122,000	7,560,340
Barnes & Noble Inc *	20,529	262,361
Bassett Furniture Industries Inc	9,141	113,805
Beasley Broadcasting Group Inc ‘A’ *	3,040	14,835
Beazer Homes USA Inc *	97,748	347,005
bebe Stores Inc	26,772	128,506
Belo Corp ‘A’	47,210	369,654
Big 5 Sporting Goods Corp	13,335	132,683
Biglari Holdings Inc *	842	307,381
Black Diamond Inc *	16,449	144,258
Bloomin’ Brands Inc *	4,108	67,577
Bluegreen Corp *	11,560	72,597
Bob Evans Farms Inc	19,947	780,526
Boyd Gaming Corp *	40,691	287,278
Brown Shoe Co Inc	374,814	6,008,268
Brunswick Corp	168,300	3,808,629
Cabela’s Inc *	3,448	188,537
Caesars Entertainment Corp *	2,903	19,740
Callaway Golf Co	51,625	316,977
Career Education Corp *	40,651	153,254
Carmike Cinemas Inc *	9,753	109,721
Carriage Services Inc	12,786	123,641
Carrols Restaurant Group Inc *	3,852	22,188
Casual Male Retail Group Inc *	33,631	155,712
Cavco Industries Inc *	519	23,817
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	28,855	187,846
Cherokee Inc	557	8,110
Churchill Downs Inc	6,867	430,698
Chuy’s Holdings Inc *	1,463	35,873
Citi Trends Inc *	11,078	139,084
Columbia Sportswear Co	9,613	519,102
Conn’s Inc *	11,318	249,562
Cooper Tire & Rubber Co	6,660	127,739
Core-Mark Holding Co Inc	7,532	362,365
Corinthian Colleges Inc *	63,073	150,114
Crown Media Holdings Inc ‘A’ *	20,671	34,521
CSS Industries Inc	7,645	157,105
Culp Inc	6,782	79,756
Cumulus Media Inc ‘A’ *	48,653	133,309
Daily Journal Corp *	729	68,358
Dana Holding Corp	105,108	1,292,828
Del Frisco’s Restaurant Group Inc *	1,172	17,463
Delta Apparel Inc *	5,409	74,482
Denny’s Corp *	16,604	80,529
Destination Maternity Corp	5,934	110,966
Dial Global Inc *	1,265	3,428
Digital Generation Inc *	22,065	250,658
Drew Industries Inc *	139,701	4,220,367

	Shares	Value
Education Management Corp *	21,362	$66,436
Einstein Noah Restaurant Group Inc	675	11,941
Entercom Communications Corp ‘A’ *	19,385	132,981
Entravision Communications Corp ‘A’	40,516	54,291
Ethan Allen Interiors Inc	56,468	1,237,779
Exide Technologies *	62,317	193,183
Federal-Mogul Corp *	14,574	133,352
Fiesta Restaurant Group Inc *	1,220	19,361
Fifth & Pacific Co Inc *	81,484	1,041,366
Fisher Communications Inc *	7,011	257,724
Five Below Inc *	4,767	186,294
Flexsteel Industries Inc	3,516	72,781
Fred’s Inc ‘A’	126,589	1,801,361
Frisch’s Restaurants Inc	2,530	50,221
Fuel Systems Solutions Inc *	9,287	159,644
G-III Apparel Group Ltd *	11,509	413,173
GameStop Corp ‘A’	189,800	3,985,800
Gaylord Entertainment Co *	7,504	296,633
Gentex Corp	356,800	6,069,168
Global Sources Ltd * (Bermuda)	12,891	84,565
Group 1 Automotive Inc	230,545	13,885,725
Harte-Hanks Inc	35,525	246,188
Haverty Furniture Cos Inc	15,148	210,254
Helen of Troy Ltd * (Bermuda)	25,055	797,501
hhgregg Inc *	11,585	79,937
Hillenbrand Inc	194,800	3,543,412
Hooker Furniture Corp	8,580	111,454
Hovnanian Enterprises Inc ‘A’ *	79,916	276,509
Iconix Brand Group Inc *	56,024	1,021,878
International Speedway Corp ‘A’	21,809	618,721
Isle of Capri Casinos Inc *	16,625	115,544
Jack in the Box Inc *	6,695	188,196
JAKKS Pacific Inc	17,411	253,678
Johnson Outdoors Inc ‘A’ *	4,432	94,800
Jos. A. Bank Clothiers Inc *	1,556	75,435
Journal Communications Inc ‘A’ *	34,624	180,045
K-Swiss Inc ‘A’ *	19,840	68,051
Kayak Software Corp *	794	28,052
KB Home	61,224	878,564
Kirkland’s Inc *	10,665	105,903
Krispy Kreme Doughnuts Inc *	47,288	374,994
La-Z-Boy Inc *	525,205	7,683,749
Life Time Fitness Inc *	2,491	113,938
Lifetime Brands Inc	7,682	91,493
LIN TV Corp ‘A’ *	24,369	107,224
Lincoln Educational Services Corp	18,051	75,814
Lithia Motors Inc ‘A’	17,178	572,199
Live Nation Entertainment Inc *	110,956	955,331
Luby’s Inc *	15,743	105,950
M.D.C. Holdings Inc	91,959	3,541,341
M/I Homes Inc *	17,184	332,339
Mac-Gray Corp	7,959	106,730
Maidenform Brands Inc *	205,007	4,198,543
Marcus Corp	15,753	174,858
Marine Products Corp	3,719	22,165
MarineMax Inc *	16,458	136,437
Marriott Vacations Worldwide Corp *	21,097	759,914
Martha Stewart Living Omnimedia Inc ‘A’	22,179	68,090
Matthews International Corp ‘A’	11,640	347,105
MDC Partners Inc ‘A’ (Canada)	12,849	158,557
Meredith Corp	28,761	1,006,635
Meritage Homes Corp *	18,464	702,186
Modine Manufacturing Co *	36,939	272,610
Monarch Casino & Resort Inc *	7,118	61,998
Morgans Hotel Group Co *	9,126	58,589
Movado Group Inc	13,026	439,237
NACCO Industries Inc ‘A’	4,369	547,916
National American University Holdings Inc	4,768	23,840
National CineMedia Inc	29,541	483,586
New York & Co Inc *	8,720	32,700

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Nexstar Broadcasting Group Inc ‘A’ *	6,847	$72,715
Office Depot Inc *	224,593	574,958
OfficeMax Inc	68,556	535,422
Orchard Supply Hardware Stores Corp ‘A’ *	1,366	19,780
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	76,821	683,707
Outdoor Channel Holdings Inc	8,299	60,417
Penske Automotive Group Inc	24,942	750,505
Perfumania Holdings Inc *	4,033	29,038
Perry Ellis International Inc *	9,447	208,306
Pier 1 Imports Inc	195,800	3,669,292
Pinnacle Entertainment Inc *	46,156	565,411
Quiksilver Inc *	103,342	343,095
RadioShack Corp	78,688	187,277
Reading International Inc ‘A’ *	12,870	75,933
Red Lion Hotels Corp *	10,805	67,531
Red Robin Gourmet Burgers Inc *	6,494	211,445
Regis Corp	354,486	6,515,453
Rent-A-Center Inc	47,032	1,649,883
Rentrak Corp *	3,073	52,026
RG Barry Corp	552	8,136
Ruby Tuesday Inc *	50,670	367,357
Saga Communications Inc ‘A’ *	2,781	112,686
Saks Inc *	87,575	902,898
Salem Communications Corp ‘A’	8,166	42,790
Scholastic Corp	20,555	653,238
Scientific Games Corp ‘A’ *	39,125	323,564
Sealy Corp *	39,560	86,241
Shiloh Industries Inc	4,500	50,490
Shoe Carnival Inc	11,376	267,677
Shutterfly Inc *	21,313	663,261
Sinclair Broadcast Group Inc ‘A’	36,761	412,091
Skechers U.S.A. Inc ‘A’ *	30,063	613,285
Sonic Automotive Inc ‘A’	31,926	605,955
Sonic Corp *	9,301	95,521
Sotheby’s	34,864	1,098,216
Spartan Motors Inc	27,235	136,175
Speedway Motorsports Inc	9,234	142,204
Stage Stores Inc	24,305	511,863
Standard Motor Products Inc	15,944	293,688
Standard Pacific Corp *	92,020	622,055
Stein Mart Inc *	21,811	185,612
Steinway Musical Instruments Inc *	5,359	130,545
Stewart Enterprises Inc ‘A’	59,820	502,189
Stoneridge Inc *	22,493	111,790
Superior Industries International Inc	18,051	308,492
Systemax Inc *	8,158	96,346
The Bon-Ton Stores Inc	10,265	97,518
The Cato Corp ‘A’	167,000	4,961,570
The Children’s Place *	11,972	718,320
The EW Scripps Co ‘A’ *	23,786	253,321
The Finish Line Inc ‘A’	25,133	571,524
The Jones Group Inc	65,095	837,773
The McClatchy Co ‘A’ *	45,746	102,014
The Men’s Wearhouse Inc	272,530	9,383,208
The New York Times Co ‘A’ *	107,970	1,053,787
The Pep Boys-Manny Moe & Jack	41,829	425,819
The Ryland Group Inc	15,457	463,710
The Warnaco Group Inc *	3,959	205,472
The Wet Seal Inc ‘A’ *	71,390	224,879
Thor Industries Inc	391,610	14,223,275
Tuesday Morning Corp *	33,555	219,785
Unifi Inc *	11,136	142,764
Universal Electronics Inc *	11,781	207,110
Universal Technical Institute Inc	5,908	80,940
Vail Resorts Inc	18,484	1,065,603
Valassis Communications Inc *	12,297	303,613
Value Line Inc	191	1,864
VOXX International Corp *	14,580	109,058
West Marine Inc *	11,977	127,316
Weyco Group Inc	4,735	115,297

	Shares	Value
Winnebago Industries Inc *	157,857	$1,993,734
WMS Industries Inc *	43,765	716,871
World Wrestling Entertainment Inc ‘A’	1,888	15,198

		158,936,386

Consumer Staples - 1.6%

Alico Inc	1,539	48,063
Alliance One International Inc *	68,994	222,851
Annie’s Inc *	1,193	53,494
Arden Group Inc ‘A’	262	25,419
Cal-Maine Foods Inc	1,660	74,600
Central European Distribution Corp *	52,119	148,539
Central Garden & Pet Co ‘A’ *	26,244	317,028
Chiquita Brands International Inc *	36,425	278,287
Craft Brew Alliance Inc *	4,748	37,272
Darling International Inc *	64,995	1,188,759
Diamond Foods Inc	17,395	327,374
Dole Food Co Inc *	28,436	398,957
Elizabeth Arden Inc *	2,945	139,122
Farmer Bros. Co *	5,033	47,864
Fresh Del Monte Produce Inc (Cayman)	30,151	771,866
Griffin Land & Nurseries Inc	2,040	68,809
Harbinger Group Inc *	32,714	275,779
Harris Teeter Supermarkets Inc	30,016	1,165,821
Ingles Markets Inc ‘A’	9,765	159,658
Inter Parfums Inc	3,832	70,126
John B Sanfilippo & Son Inc *	6,384	83,120
Lancaster Colony Corp	39,200	2,871,400
Nash Finch Co	9,601	196,052
Natural Grocers by Vitamin Cottage Inc *	3,620	80,798
Nature’s Sunshine Products Inc	3,568	58,301
Nutraceutical International Corp *	6,785	106,932
Oil-Dri Corp of America	3,945	91,287
Omega Protein Corp *	15,957	109,465
Orchids Paper Products Co	2,437	43,963
Pilgrim’s Pride Corp *	9,469	48,387
Post Holdings Inc *	6,473	194,578
Prestige Brands Holdings Inc *	13,635	231,250
Revlon Inc ‘A’ *	8,968	138,466
Rite Aid Corp *	477,620	558,815
Seneca Foods Corp ‘A’ *	7,181	214,425
Smart Balance Inc *	46,926	566,866
Snyder’s-Lance Inc	3,944	98,600
Spartan Stores Inc	17,222	263,669
Spectrum Brands Holdings Inc *	2,932	117,309
SUPERVALU Inc	42,037	101,309
Susser Holdings Corp *	5,157	186,529
The Andersons Inc	14,784	556,765
The Pantry Inc *	16,858	245,284
Tootsie Roll Industries Inc	1,237	33,374
TreeHouse Foods Inc *	9,286	487,515
Universal Corp	18,398	936,826
Vector Group Ltd	10,852	180,036
Village Super Market Inc ‘A’	6,786	249,453
Weis Markets Inc	8,891	376,356
Westway Group Inc *	8,018	49,631

		15,296,449

Energy - 10.5%

Adams Resources & Energy Inc	1,833	55,906
Alon USA Energy Inc	1,875	25,688
Amyris Inc *	24,057	82,756
Arch Coal Inc	168,252	1,065,035
ATP Oil & Gas Corp *	16,292	2,216
Atwood Oceanics Inc *	187,600	8,526,420
Basic Energy Services Inc *	24,344	273,140
Bill Barrett Corp *	38,126	944,381
Bolt Technology Corp	6,795	97,712
Bonanza Creek Energy Inc *	6,728	158,512
BPZ Resources Inc *	58,487	167,273

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Bristow Group Inc	265,799	$13,436,139
C&J Energy Services Inc *	24,480	487,152
Cal Dive International Inc *	76,604	117,204
Callon Petroleum Co *	31,300	192,495
Carrizo Oil & Gas Inc *	4,226	105,692
Clayton Williams Energy Inc *	4,220	218,976
Cloud Peak Energy Inc *	48,322	874,628
Comstock Resources Inc *	38,073	699,782
Contango Oil & Gas Co *	788	38,722
CREDO Petroleum Corp *	2,207	31,979
Crimson Exploration Inc *	17,014	72,650
Crosstex Energy Inc	3,292	46,187
CVR Energy Inc *	4,406	161,920
Dawson Geophysical Co *	6,199	156,587
Delek US Holdings Inc	13,733	350,054
Emerald Oil Inc *	38,910	32,295
Endeavour International Corp *	2,479	23,972
Energen Corp	118,510	6,211,109
Energy XXI Ltd (Bermuda)	17,030	595,198
EPL Oil & Gas Inc *	21,977	445,913
Exterran Holdings Inc *	51,451	1,043,426
Forbes Energy Services Ltd *	10,980	38,430
Forest Oil Corp *	93,477	789,881
Frontline Ltd * (Bermuda)	41,276	158,500
GasLog Ltd * (Bermuda)	11,697	135,451
Gastar Exploration Ltd * (Canada)	47,093	78,174
Gevo Inc *	2,671	5,689
Green Plains Renewable Energy Inc *	19,573	114,698
Gulf Island Fabrication Inc	11,379	317,133
Gulfmark Offshore Inc ‘A’ *	16,641	549,819
Gulfport Energy Corp *	29,371	918,137
Halcon Resources Corp *	11,329	83,042
Hallador Energy Co	5,242	43,666
Harvest Natural Resources Inc *	28,285	252,302
Heckmann Corp *	99,099	416,216
Helix Energy Solutions Group Inc *	439,390	8,027,655
Hercules Offshore Inc *	125,649	613,167
Hornbeck Offshore Services Inc *	28,032	1,027,373
Key Energy Services Inc *	119,841	838,887
Knightsbridge Tankers Ltd (Bermuda)	19,366	126,847
Magnum Hunter Resources Corp *	75,940	337,174
Matador Resources Co *	1,882	19,554
Matrix Service Co *	16,698	176,498
McMoRan Exploration Co *	80,472	945,546
Midstates Petroleum Co Inc *	10,390	89,873
Miller Energy Resources Inc *	23,369	117,546
Mitcham Industries Inc *	3,838	61,139
Natural Gas Services Group Inc *	9,767	146,017
Newpark Resources Inc *	71,366	528,822
Nordic American Tankers Ltd (Bermuda)	42,181	425,184
Oil States International Inc *	115,000	9,137,900
Overseas Shipholding Group Inc	19,352	127,723
Parker Drilling Co *	93,072	393,695
PDC Energy Inc *	23,724	750,390
Penn Virginia Corp	36,514	226,387
PetroQuest Energy Inc *	45,178	303,144
PHI Inc *	9,502	298,933
Pioneer Energy Services Corp *	38,881	302,883
Quicksilver Resources Inc *	92,795	379,532
Renewable Energy Group Inc *	4,902	32,598
Resolute Energy Corp *	37,988	336,954
REX American Resources Corp *	3,979	71,662
Rex Energy Corp *	34,226	456,917
Rowan Cos PLC ‘A’ * (United Kingdom)	315,680	10,660,514
Scorpio Tankers Inc *	29,622	177,732
SemGroup Corp ‘A’ *	33,476	1,233,591
Ship Finance International Ltd (Bermuda)	35,985	565,684
Stone Energy Corp *	39,236	985,608
Swift Energy Co *	33,893	707,686
Synergy Resources Corp *	29,350	122,389

	Shares	Value
Teekay Corp	72,900	$2,274,480
Teekay Tankers Ltd ‘A’	50,113	187,423
Tesco Corp * (Canada)	24,245	258,937
TETRA Technologies Inc *	61,481	371,960
Tidewater Inc	193,200	9,375,996
Triangle Petroleum Corp *	35,410	253,536
Union Drilling Inc *	11,055	71,747
Unit Corp *	173,700	7,208,550
Uranium Energy Corp *	36,588	95,495
Vantage Drilling Co * (Cayman)	150,700	277,288
W&T Offshore Inc	25,654	481,782
Warren Resources Inc *	46,060	140,022
Western Refining Inc	18,866	493,912
Westmoreland Coal Co *	8,534	84,743
Willbros Group Inc *	23,656	127,033
ZaZa Energy Corp *	10,898	32,367

		103,130,732

Financials - 23.3%

1st Source Corp	12,056	268,487
1st United Bancorp Inc *	23,706	152,904
Access National Corp	6,191	84,569
AG Mortgage Investment Trust Inc REIT	17,730	427,825
Agree Realty Corp REIT	9,117	232,392
Alliance Financial Corp	3,897	156,698
Alterra Capital Holdings Ltd (Bermuda)	68,306	1,635,246
American Assets Trust Inc REIT	26,123	699,835
American Capital Mortgage Investment Corp REIT	29,196	733,695
American Equity Investment Life Holding Co	47,459	551,948
American National Bankshares Inc	6,478	146,338
American Realty Capital Trust Inc REIT	125,811	1,475,763
American Safety Insurance Holdings Ltd * (Bermuda)	6,775	126,625
Ameris Bancorp *	19,038	239,688
AMERISAFE Inc *	14,725	399,637
Ames National Corp	6,725	140,149
AmREIT Inc	1,813	26,869
AmTrust Financial Services Inc	18,601	476,558
Anworth Mortgage Asset Corp REIT	111,196	756,133
Apollo Commercial Real Estate Finance Inc REIT	13,671	237,055
Apollo Investment Corp	161,956	1,274,594
Apollo Residential Mortgage Inc	17,472	385,083
Ares Commercial Real Estate Corp	6,228	106,250
Argo Group International Holdings Ltd (Bermuda)	20,680	669,825
Arlington Asset Investment Corp ‘A’	8,993	214,573
ARMOUR Residential REIT Inc	236,488	1,811,498
Arrow Financial Corp	7,877	196,932
Arthur J. Gallagher & Co	77,100	2,761,722
Artio Global Investors Inc	25,929	77,268
Ashford Hospitality Trust Inc REIT	42,334	355,606
Aspen Insurance Holdings Ltd (Bermuda)	152,880	4,661,311
Associated Estates Realty Corp REIT	22,034	334,035
Astoria Financial Corp	69,366	685,336
AV Homes Inc *	7,820	116,049
Baldwin & Lyons Inc ‘B’	7,705	184,227
BancFirst Corp	5,261	226,013
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	22,680	501,001
BancorpSouth Inc	75,285	1,109,701
Bank Mutual Corp	37,277	169,610
Bank of Kentucky Financial Corp	4,804	133,263
Bank of Marin Bancorp	4,295	182,580
Bank of the Ozarks Inc	6,491	223,745
BankFinancial Corp	16,787	147,558
Banner Corp	15,333	415,524
Bar Harbor Bankshares	3,112	111,223
BBCN Bancorp Inc *	62,257	785,061

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Beneficial Mutual Bancorp Inc *	22,593	$215,989
Berkshire Bancorp Inc *	3,714	30,566
Berkshire Hills Bancorp Inc	17,811	407,516
BlackRock Kelso Capital Corp	35,092	341,094
BofI Holding Inc *	7,436	193,708
Boston Private Financial Holdings Inc	62,656	600,871
Bridge Bancorp Inc	7,030	163,869
Bridge Capital Holdings *	5,331	82,417
Brookline Bancorp Inc	55,938	493,373
Bryn Mawr Bank Corp	9,290	208,468
BSB Bancorp Inc *	6,474	83,515
C&F Financial Corp	2,618	103,018
Calamos Asset Management Inc ‘A’	15,867	184,692
California First National Bancorp	2,104	38,798
Camden National Corp	6,275	232,426
Campus Crest Communities Inc REIT	30,462	328,990
Cape Bancorp Inc *	8,688	81,320
Capital Bank Financial Corp ‘A’ *	2,791	50,229
Capital City Bank Group Inc *	9,378	99,782
Capital Southwest Corp	2,379	266,329
CapLease Inc REIT	53,117	274,615
Capstead Mortgage Corp REIT	79,251	1,069,096
Cardinal Financial Corp	23,469	335,607
Cascade Bancorp *	4,786	25,270
Cash America International Inc	13,667	527,136
Cathay General Bancorp	62,629	1,080,977
Cedar Realty Trust Inc REIT	48,713	257,205
Center Bancorp Inc	9,479	112,990
Centerstate Banks Inc	24,036	214,401
Central Pacific Financial Corp *	17,257	246,775
Century Bancorp Inc ‘A’	2,674	85,354
Charter Financial Corp	5,204	50,739
Chatham Lodging Trust REIT	11,012	152,847
Chemical Financial Corp	199,857	4,836,539
Chesapeake Lodging Trust REIT	31,577	627,435
CIFC Corp *	5,140	37,625
Citizens & Northern Corp	9,951	195,139
Citizens Inc *	31,032	325,526
Citizens Republic Bancorp Inc *	31,960	618,426
City Holding Co	11,906	426,711
Clifton Savings Bancorp Inc	6,190	68,090
CNB Financial Corp	10,237	179,250
CNO Financial Group Inc	168,279	1,623,892
CoBiz Financial Inc	28,200	197,400
Colonial Properties Trust REIT	69,850	1,470,342
Colony Financial Inc REIT	32,739	637,756
Columbia Banking System Inc	31,852	590,536
Community Bank System Inc	31,551	889,423
Community Trust Bancorp Inc	11,321	402,292
Consolidated-Tomoka Land Co	3,221	105,939
Coresite Realty Corp REIT	8,302	223,656
Cousins Properties Inc REIT	72,731	577,484
Cowen Group Inc ‘A’ *	69,669	188,106
Crawford & Co ‘B’	21,216	106,292
Crescent Financial Bancshares Inc *	2,466	11,220
CreXus Investment Corp REIT	53,728	580,800
CubeSmart REIT	98,016	1,261,466
CVB Financial Corp	70,728	844,492
CYS Investments Inc REIT	133,235	1,877,281
DCT Industrial Trust Inc REIT	196,955	1,274,299
DFC Global Corp *	7,598	130,306
DiamondRock Hospitality Co REIT	149,662	1,441,245
Dime Community Bancshares Inc	25,074	362,069
Donegal Group Inc ‘A’	6,391	89,730
Doral Financial Corp *	103,240	97,118
Duff & Phelps Corp ‘A’	18,431	250,846
DuPont Fabros Technology Inc REIT	25,750	650,187
Dynex Capital Inc REIT	43,052	462,809
Eagle Bancorp Inc *	12,755	213,264
Eastern Insurance Holdings Inc	5,627	94,365

	Shares	Value
EastGroup Properties Inc REIT	1,403	$74,640
Education Realty Trust Inc REIT	89,637	977,043
EMC Insurance Group Inc	4,174	87,654
Enstar Group Ltd * (Bermuda)	6,686	666,260
Enterprise Bancorp Inc	5,039	86,066
Enterprise Financial Services Corp	14,257	193,895
Entertainment Properties Trust REIT	37,202	1,652,885
Equity One Inc REIT	43,696	920,238
ESB Financial Corp	8,440	117,822
ESSA Bancorp Inc	7,044	73,187
EverBank Financial Corp	17,809	245,230
Evercore Partners Inc ‘A’	20,808	561,816
Excel Trust Inc REIT	26,083	297,868
Ezcorp Inc ‘A’ *	11,908	273,050
F.N.B. Corp	111,599	1,251,025
Farmers National Banc Corp	15,528	100,311
FBL Financial Group Inc ‘A’	7,636	253,515
FBR & Co *	29,703	91,782
Federal Agricultural Mortgage Corp ‘C’	7,922	203,912
FelCor Lodging Trust Inc REIT *	40,235	190,714
Fidelity Southern Corp	7,741	73,230
Fidus Investment Corp	9,480	158,316
Fifth Street Finance Corp	73,338	805,251
Financial Institutions Inc	11,329	211,173
First American Financial Corp	76,991	1,668,395
First Bancorp NC	12,267	141,439
First BanCorp PR *	56,417	249,363
First Busey Corp	60,221	293,878
First California Financial Group Inc *	18,261	127,097
First Commonwealth Financial Corp	84,321	594,463
First Community Bancshares Inc	14,012	213,823
First Connecticut Bancorp Inc	14,064	190,005
First Defiance Financial Corp	7,840	135,318
First Federal Bancshares of Arkansas Inc *	1,981	19,354
First Financial Bancorp	47,032	795,311
First Financial Bankshares Inc	25,182	907,307
First Financial Corp	9,063	284,034
First Financial Holdings Inc	13,369	173,663
First Financial Northwest Inc *	12,722	102,412
First Industrial Realty Trust Inc REIT *	78,552	1,032,173
First Interstate Bancsystem Inc	13,210	197,622
First Merchants Corp	22,996	345,170
First Midwest Bancorp Inc	59,697	749,197
First Pactrust Bancorp Inc	8,526	106,660
First Potomac Realty Trust REIT	40,497	521,601
FirstMerit Corp	87,701	1,291,836
Flagstone Reinsurance Holdings SA (Luxembourg)	40,380	346,864
Flushing Financial Corp	24,788	391,650
FNB United Corp *	2,039	24,223
Forestar Group Inc *	27,443	457,200
Fortegra Financial Corp *	5,358	42,489
Fox Chase Bancorp Inc	9,985	155,966
Franklin Financial Corp *	11,266	192,198
Franklin Street Properties Corp REIT	58,090	643,056
FXCM Inc ‘A’	19,011	181,555
Gain Capital Holdings Inc	11,841	58,376
German American Bancorp Inc	10,266	247,616
Getty Realty Corp REIT	20,435	366,808
GFI Group Inc	56,572	179,899
Glacier Bancorp Inc	57,628	897,844
Gladstone Capital Corp	17,771	155,496
Gladstone Commercial Corp REIT	8,489	155,009
Gladstone Investment Corp	18,632	145,702
Glimcher Realty Trust REIT	11,282	119,251
Global Indemnity PLC * (Ireland)	8,332	182,304
Golub Capital BDC Inc	11,828	188,065
Government Properties Income Trust REIT	29,492	690,113
Gramercy Capital Corp REIT *	36,664	110,359
Great Southern Bancorp Inc	8,292	256,306

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,438	$406,841
GSV Capital Corp *	15,735	135,793
Guaranty Bancorp *	61,633	124,499
Gyrodyne Co of America Inc REIT *	24	2,607
Hallmark Financial Services Inc *	11,005	89,581
Hancock Holding Co	60,677	1,877,953
Hanmi Financial Corp *	25,258	323,555
Harris & Harris Group Inc *	25,067	95,004
HCC Insurance Holdings Inc	67,900	2,301,131
Healthcare Realty Trust Inc REIT	61,993	1,428,939
Heartland Financial USA Inc	11,747	320,341
Hercules Technology Growth Capital Inc	40,170	442,272
Heritage Commerce Corp *	16,842	116,883
Heritage Financial Corp	12,398	186,342
Heritage Financial Group Inc	6,041	79,379
Heritage Oaks Bancorp *	16,276	93,750
Hersha Hospitality Trust REIT	137,585	674,166
HFF Inc ‘A’ *	4,120	61,388
Highwoods Properties Inc REIT	7,382	240,801
Hilltop Holdings Inc *	31,953	406,123
Hingham Institution for Savings	808	52,059
Home Bancorp Inc *	5,275	94,897
Home BancShares Inc	17,694	603,188
Home Federal Bancorp Inc	12,755	144,387
Home Loan Servicing Solutions Ltd (Cayman)	24,399	396,972
Homeowners Choice Inc	4,873	114,516
HomeStreet Inc *	3,493	132,944
HomeTrust Bancshares Inc *	14,736	195,252
Horace Mann Educators Corp	31,968	578,940
Horizon Bancorp	3,398	97,115
Horizon Technology Finance Corp	6,304	101,873
Hudson Pacific Properties Inc REIT	28,112	520,072
Hudson Valley Holding Corp	12,570	214,319
IBERIABANK Corp	23,479	1,075,338
ICG Group Inc *	27,166	276,007
Independence Holding Co	6,358	64,025
Independent Bank Corp	17,342	521,821
Infinity Property & Casualty Corp	9,505	574,007
Inland Real Estate Corp REIT	33,918	279,824
International Bancshares Corp	42,599	811,511
INTL FCStone Inc *	11,027	210,175
Invesco Mortgage Capital Inc REIT	92,234	1,856,670
Investment Technology Group Inc *	30,946	269,230
Investors Bancorp Inc *	29,171	532,079
Investors Real Estate Trust REIT	70,675	584,482
Investors Title Co	1,083	70,655
iStar Financial Inc REIT *	66,890	553,849
JMP Group Inc	13,102	71,930
Kaiser Federal Financial Group Inc	7,227	109,055
Kansas City Life Insurance Co	3,189	122,872
KBW Inc	27,830	458,360
KCAP Financial Inc	17,881	165,578
Kearny Financial Corp	11,925	116,150
Kennedy-Wilson Holdings Inc	33,992	474,868
Kite Realty Group Trust REIT	44,228	225,563
Knight Capital Group Inc ‘A’ *	151,974	407,290
Lakeland Bancorp Inc	23,508	243,308
Lakeland Financial Corp	13,222	364,927
LaSalle Hotel Properties REIT	68,083	1,817,135
Lexington Realty Trust REIT	94,746	915,246
LTC Properties Inc REIT	19,001	605,182
Maiden Holdings Ltd (Bermuda)	41,133	365,672
Main Street Capital Corp	20,708	611,093
MainSource Financial Group Inc	16,153	207,405
Manning & Napier Inc	10,921	133,127
Marlin Business Services Corp	6,498	137,823
MB Financial Inc	43,551	860,132
MCG Capital Corp	62,421	287,761
Meadowbrook Insurance Group Inc	38,094	292,943

	Shares	Value
Medallion Financial Corp	14,503	$171,280
Medical Properties Trust Inc REIT	108,146	1,130,126
Medley Capital Corp	18,679	262,814
Mercantile Bank Corp *	7,015	120,237
Merchants Bancshares Inc	4,232	125,056
Meridian Interstate Bancorp Inc *	6,114	100,881
Metro Bancorp Inc *	11,331	143,564
MetroCorp Bancshares Inc *	12,829	135,859
MGIC Investment Corp *	150,540	230,326
MicroFinancial Inc	4,626	42,328
Middleburg Financial Corp	4,202	74,628
Midsouth Bancorp Inc	6,872	111,258
MidWestOne Financial Group Inc	5,445	117,285
Mission West Properties Inc REIT	14,647	127,429
Monmouth Real Estate Investment Corp ‘A’ REIT	17,916	200,480
Montpelier Re Holdings Ltd (Bermuda)	241,681	5,348,401
MVC Capital Inc	19,380	248,064
NASB Financial Inc *	3,347	83,139
National Bankshares Inc	5,695	189,074
National Financial Partners Corp *	32,408	547,695
National Interstate Corp	5,362	138,340
National Penn Bancshares Inc	98,636	898,574
National Western Life Insurance Co ‘A’	1,659	237,652
NBT Bancorp Inc	26,662	588,430
Nelnet Inc ‘A’	18,933	449,469
New Mountain Finance Corp	10,282	152,379
New York Mortgage Trust Inc REIT	25,532	180,001
NewStar Financial Inc *	20,797	249,356
NGP Capital Resources Co	17,942	133,847
Nicholas Financial Inc (Canada)	8,137	105,049
Northfield Bancorp Inc	11,867	190,109
Northrim BanCorp Inc	5,295	106,641
NorthStar Realty Finance Corp REIT	106,959	680,259
Northwest Bancshares Inc	77,650	949,659
OceanFirst Financial Corp	11,689	171,478
Ocwen Financial Corp *	80,215	2,198,693
Old National Bancorp	81,202	1,105,159
Old Republic International Corp	493,000	4,584,900
OmniAmerican Bancorp Inc *	8,844	201,024
One Liberty Properties Inc REIT	9,346	174,303
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	18,818	252,914
Oppenheimer Holdings Inc ‘A’	8,355	133,262
Oriental Financial Group Inc	230,812	2,428,142
Oritani Financial Corp	23,691	356,550
Pacific Capital Bancorp *	3,190	146,421
Pacific Continental Corp	14,621	130,566
Pacific Mercantile Bancorp *	8,715	56,996
PacWest Bancorp	24,416	570,602
Park National Corp	9,110	637,882
Park Sterling Corp *	25,956	128,223
Parkway Properties Inc REIT	12,500	167,125
Peapack Gladstone Financial Corp	7,197	117,599
Pebblebrook Hotel Trust REIT	45,550	1,065,414
PennantPark Investment Corp	45,473	482,469
Penns Woods Bancorp Inc	2,928	129,798
Pennsylvania REIT	44,606	707,451
PennyMac Mortgage Investment Trust REIT	46,824	1,094,277
Peoples Bancorp Inc	8,720	199,601
Peoples Federal Bancshares Inc	4,593	79,367
PHH Corp *	44,850	912,697
PICO Holdings Inc *	18,122	413,544
Pinnacle Financial Partners Inc *	27,646	534,121
Piper Jaffray Cos *	12,093	307,767
Platinum Underwriters Holdings Ltd (Bermuda)	27,913	1,140,804
Potlatch Corp REIT	11,900	444,703
Preferred Bank *	9,537	135,235
Presidential Life Corp	17,307	241,087

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Primerica Inc	37,241	$1,066,582
PrivateBancorp Inc	48,199	770,702
Prospect Capital Corp	118,631	1,366,629
Prosperity Bancshares Inc	37,828	1,612,229
Protective Life Corp	395,900	10,376,539
Provident Financial Holdings Inc	7,798	110,810
Provident Financial Services Inc	47,956	757,225
Provident New York Bancorp	31,324	294,759
PS Business Parks Inc REIT	2,426	162,105
Pzena Investment Management Inc ‘A’	3,563	18,563
Radian Group Inc	106,235	461,060
RAIT Financial Trust REIT	40,026	210,137
Ramco-Gershenson Properties Trust REIT	36,670	459,475
Redwood Trust Inc REIT	62,586	904,994
Renasant Corp	20,268	397,354
Republic Bancorp Inc ‘A’	8,137	178,607
Resource America Inc ‘A’	9,505	65,014
Resource Capital Corp REIT	79,898	469,800
Retail Opportunity Investments Corp REIT	39,529	508,738
RLI Corp	33,092	2,205,913
RLJ Lodging Trust REIT	84,750	1,602,622
Rockville Financial Inc	23,074	282,657
Roma Financial Corp	6,141	54,655
Rouse Properties Inc REIT	17,373	249,303
S&T Bancorp Inc	23,346	411,123
S.Y. Bancorp Inc	9,941	235,204
Sabra Health Care REIT Inc	29,555	591,396
Safeguard Scientifics Inc *	16,687	261,819
Safety Insurance Group Inc	10,452	479,538
Sandy Spring Bancorp Inc	19,435	374,124
SCBT Financial Corp	12,140	488,999
SeaBright Holdings Inc	16,367	180,037
Seacoast Banking Corp of Florida *	59,107	93,980
Select Income REIT	7,038	173,276
Selective Insurance Group Inc	44,187	839,111
SI Financial Group Inc	8,287	97,124
Sierra Bancorp	9,898	121,349
Simmons First National Corp ‘A’	13,703	333,737
Solar Capital Ltd	31,274	716,800
Solar Senior Capital Ltd	7,835	140,325
Southside Bancshares Inc	14,014	305,645
Southwest Bancorp Inc *	15,469	167,839
Sovran Self Storage Inc REIT	2,054	118,824
STAG Industrial Inc REIT	24,603	400,045
StanCorp Financial Group Inc	126,300	3,945,612
Starwood Property Trust Inc REIT	92,234	2,146,285
State Auto Financial Corp	10,470	171,603
State Bank Financial Corp	25,370	418,351
StellarOne Corp	18,565	244,315
Sterling Bancorp	25,232	250,301
Sterling Financial Corp	21,506	478,939
Stewart Information Services Corp	14,721	296,481
Stifel Financial Corp *	21,829	733,454
Strategic Hotels & Resorts Inc REIT *	22,486	135,141
Suffolk Bancorp *	7,884	115,579
Summit Hotel Properties Inc REIT	24,471	208,982
Sun Bancorp Inc *	31,858	107,361
Sunstone Hotel Investors Inc REIT *	108,858	1,197,438
Susquehanna Bancshares Inc	149,562	1,564,419
SWS Group Inc *	23,363	142,748
Symetra Financial Corp	61,464	756,007
Taylor Capital Group Inc *	13,129	224,768
TCP Capital Corp	4,788	76,416
Terreno Realty Corp REIT	10,118	159,864
Territorial Bancorp Inc	8,833	202,717
Texas Capital Bancshares Inc *	4,164	206,992
The Bancorp Inc *	23,081	237,042
The First Bancorp Inc	7,323	128,519
The First Marblehead Corp *	47,129	49,485
The First of Long Island Corp	6,209	191,299

	Shares	Value
The Hanover Insurance Group Inc	122,270	$4,555,780
The Navigators Group Inc *	4,721	232,391
The Phoenix Cos Inc *	4,580	140,469
THL Credit Inc	12,393	173,874
Thomas Properties Group Inc	25,869	150,558
TICC Capital Corp	33,282	346,133
Tompkins Financial Corp	8,910	361,033
Tower Group Inc	13,157	255,114
TowneBank	21,163	324,429
Tree.com Inc *	2,008	31,465
Triangle Capital Corp	22,035	565,418
TriCo Bancshares	13,007	215,006
TrustCo Bank Corp NY	594,562	3,400,895
Trustmark Corp	51,773	1,260,155
Two Harbors Investment Corp REIT	222,488	2,614,234
UMB Financial Corp	25,760	1,253,997
UMH Properties Inc REIT	8,411	100,680
Umpqua Holdings Corp	89,218	1,150,020
Union First Market Bankshares Corp	16,444	255,869
United Bankshares Inc	20,808	518,327
United Community Banks Inc *	33,273	279,160
United Financial Bancorp Inc	12,403	179,471
United Fire Group Inc	16,143	405,512
Universal Health Realty Income Trust REIT	3,503	161,068
Universal Insurance Holdings Inc	15,553	59,879
Univest Corp of Pennsylvania	13,845	249,210
Urstadt Biddle Properties Inc ‘A’ REIT	2,204	44,587
Validus Holdings Ltd (Bermuda)	143,400	4,862,694
ViewPoint Financial Group	26,746	512,721
Virginia Commerce Bancorp Inc *	21,478	187,933
Virtus Investment Partners Inc *	2,332	200,552
Walker & Dunlop Inc *	9,141	140,497
Walter Investment Management Corp *	22,728	841,163
Washington Banking Co	12,557	177,933
Washington REIT	36,010	965,788
Washington Trust Bancorp Inc	11,613	305,074
Waterstone Financial Inc *	5,784	30,019
Webster Financial Corp	57,364	1,359,527
WesBanco Inc	18,793	389,203
West Bancorp Inc	12,766	153,830
West Coast Bancorp *	9,347	210,494
Westamerica Bancorp	10,135	476,852
Western Alliance Bancorp *	56,050	571,710
Western Asset Mortgage Capital Corp REIT	6,197	137,573
Westfield Financial Inc	19,678	147,388
Whitestone REIT	10,485	138,402
Wilshire Bancorp Inc *	49,810	313,803
Winthrop Realty Trust REIT	23,286	251,023
Wintrust Financial Corp	28,933	1,087,013
WSFS Financial Corp	6,040	249,331

		229,161,673

Health Care - 4.2%

Affymetrix Inc *	56,290	243,736
Agenus Inc *	7,776	35,847
Almost Family Inc *	6,667	141,874
Alphatec Holdings Inc *	43,166	71,224
AMAG Pharmaceuticals Inc *	3,389	60,121
Amedisys Inc *	23,845	329,299
AMN Healthcare Services Inc *	14,614	147,017
AmSurg Corp *	16,869	478,742
AngioDynamics Inc *	19,266	235,045
Arena Pharmaceuticals Inc *	19,896	165,535
ArthroCare Corp *	3,815	123,606
Assisted Living Concepts Inc ‘A’	15,962	121,790
Astex Pharmaceuticals Inc *	74,403	228,417
AVANIR Pharmaceuticals Inc ‘A’ *	9,119	29,181
AVEO Pharmaceuticals Inc *	2,201	22,912
BioScrip Inc *	25,593	233,152
Cambrex Corp *	11,591	135,962

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Capital Senior Living Corp *	3,199	$46,290
Cerus Corp *	5,425	18,445
Chindex International Inc *	9,249	95,542
Codexis Inc *	20,093	60,882
CONMED Corp	22,394	638,229
Cornerstone Therapeutics Inc *	6,594	33,827
Cross Country Healthcare Inc *	21,357	100,805
CryoLife Inc	22,127	148,693
Cumberland Pharmaceuticals Inc *	4,261	27,526
Curis Inc *	14,719	60,937
Cynosure Inc ‘A’ *	3,903	102,961
Cytori Therapeutics Inc *	9,282	40,934
Derma Sciences Inc *	6,953	72,172
Durata Therapeutics Inc *	984	9,250
Dynavax Technologies Corp *	16,867	80,287
Emergent BioSolutions Inc *	16,127	229,165
Enzon Pharmaceuticals Inc *	33,150	230,724
Epocrates Inc *	897	10,450
Exactech Inc *	5,151	91,842
ExamWorks Group Inc *	18,849	281,227
Five Star Quality Care Inc *	19,644	100,381
Gentiva Health Services Inc *	24,272	274,759
Geron Corp *	104,938	178,395
Globus Medical Inc *	2,231	40,225
Greatbatch Inc *	18,634	453,365
Greenway Medical Technologies Inc *	1,407	24,060
GTx Inc *	3,397	15,558
Hanger Inc *	27,108	773,391
Harvard Bioscience Inc *	18,218	77,062
HealthSouth Corp *	11,946	287,421
Healthways Inc *	26,452	309,753
Hi-Tech Pharmacal Co Inc *	5,241	173,529
Hill-Rom Holdings Inc	151,900	4,414,214
Horizon Pharma Inc *	13,050	45,283
Hyperion Therapeutics Inc *	276	2,934
ICU Medical Inc *	902	54,553
Idenix Pharmaceuticals Inc *	8,751	39,992
ImmunoGen Inc *	14,813	216,270
Integra LifeSciences Holdings Corp *	6,542	268,876
InterMune Inc *	22,745	204,023
Invacare Corp	25,056	354,292
Kindred Healthcare Inc *	41,972	477,641
Lannett Co Inc *	12,902	62,317
Lexicon Pharmaceuticals Inc *	90,077	208,979
LHC Group Inc *	12,073	222,988
Magellan Health Services Inc *	20,544	1,060,276
Maxygen Inc	21,439	56,599
MedAssets Inc *	30,860	549,308
Mediware Information Systems *	766	16,783
Merge Healthcare Inc *	11,075	42,417
Merit Medical Systems Inc *	31,348	468,026
Molina Healthcare Inc *	21,882	550,332
Momenta Pharmaceuticals Inc *	22,739	331,307
National Healthcare Corp	8,455	403,642
Natus Medical Inc *	9,129	119,316
Nektar Therapeutics *	26,601	284,099
NPS Pharmaceuticals Inc *	22,914	211,954
NuVasive Inc *	25,758	590,116
Omnicell Inc *	23,521	326,942
Orthofix International NV * (Netherlands)	2,932	131,207
Owens & Minor Inc	7,221	215,763
Pacific Biosciences of California Inc *	29,325	53,665
Palomar Medical Technologies Inc *	15,522	146,528
Par Pharmaceutical Cos Inc *	7,056	352,659
PDI Inc *	7,118	56,730
PDL BioPharma Inc	15,521	119,356
PharMerica Corp *	23,521	297,776
PhotoMedex Inc *	1,548	21,765
Repligen Corp *	2,715	16,181
Rigel Pharmaceuticals Inc *	10,667	109,337

	Shares	Value
Rochester Medical Corp *	1,061	$12,530
Rockwell Medical Technologies Inc *	875	7,149
RTI Biologics Inc *	41,661	173,726
Select Medical Holdings Corp *	28,041	314,900
Sequenom Inc *	22,113	78,059
Skilled Healthcare Group Inc ‘A’ *	1,162	7,472
Solta Medical Inc *	54,432	170,916
STERIS Corp	165,212	5,860,070
Sun Healthcare Group Inc *	20,582	174,227
Sunrise Senior Living Inc *	9,313	132,896
Supernus Pharmaceuticals Inc *	2,747	31,728
SurModics Inc *	7,767	157,049
Symmetry Medical Inc *	20,041	198,205
Targacept Inc *	21,655	105,893
Teleflex Inc	72,000	4,956,480
TESARO Inc *	503	7,158
The Ensign Group Inc	5,310	162,513
The Providence Service Corp *	7,918	102,855
Tornier NV * (Netherlands)	3,652	69,205
Transcept Pharmaceuticals Inc *	8,943	47,487
Triple-S Management Corp ‘B’ *	15,330	320,397
Universal American Corp *	29,790	275,260
Vanguard Health Systems Inc *	3,283	40,611
Vical Inc *	5,297	22,883
ViroPharma Inc *	55,317	1,671,680
Vocera Communications Inc *	3,205	99,067
WellCare Health Plans Inc *	17,712	1,001,614
West Pharmaceutical Services Inc	59,441	3,154,534
Wright Medical Group Inc *	31,179	689,368
XenoPort Inc *	4,829	55,340
XOMA Corp *	6,686	24,671
Young Innovations Inc	2,464	96,342
Zeltiq Aesthetics Inc *	8,095	45,656

		41,263,934

Industrials - 24.1%

A.O. Smith Corp	62,967	3,623,121
A123 Systems Inc *	90,035	22,509
AAR Corp	441,619	7,251,384
ABM Industries Inc	228,558	4,326,603
ACCO Brands Corp *	48,525	314,927
Accuride Corp *	36,878	171,852
Aceto Corp	16,588	156,757
Actuant Corp ‘A’	46,587	1,333,320
Aegion Corp *	26,736	512,262
Aerovironment Inc *	5,523	129,625
Air Transport Services Group Inc *	42,902	188,769
Aircastle Ltd (Bermuda)	46,514	527,004
Alamo Group Inc	5,535	186,972
Alaska Air Group Inc *	3,146	110,299
Albany International Corp ‘A’	21,802	478,990
Altra Holdings Inc	9,749	177,432
AMERCO	6,859	729,523
Ameresco Inc ‘A’ *	3,750	44,288
American Railcar Industries Inc *	7,463	211,501
American Reprographics Co *	24,117	102,980
American Science & Engineering Inc	5,439	356,853
American Superconductor Corp *	28,012	116,250
American Woodmark Corp *	38,686	772,559
Ampco-Pittsburgh Corp	6,763	124,777
API Technologies Corp *	25,590	73,443
Apogee Enterprises Inc	313,584	6,152,518
Applied Industrial Technologies Inc	58,768	2,434,758
Argan Inc	6,190	108,016
Arkansas Best Corp	20,274	160,570
Asset Acceptance Capital Corp *	13,019	97,122
Asta Funding Inc	7,959	74,735
Astec Industries Inc *	187,250	5,918,973
AT Cross Co ‘A’ *	457	4,556
Atlas Air Worldwide Holdings Inc *	20,972	1,082,784

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Barnes Group Inc	43,041	$1,076,455
Belden Inc	3,989	147,114
BlueLinx Holdings Inc *	15,277	35,748
Brady Corp ‘A’	179,497	5,255,672
Briggs & Stratton Corp	214,771	4,009,775
CAI International Inc *	6,150	126,198
Carlisle Cos Inc	124,000	6,438,080
Cascade Corp	6,906	378,034
Casella Waste Systems Inc ‘A’ *	18,865	80,742
CBIZ Inc *	29,915	180,088
CDI Corp	9,237	157,306
Ceco Environmental Corp	915	8,940
Cenveo Inc *	42,406	97,110
Ceradyne Inc	181,334	4,429,990
CIRCOR International Inc	52,429	1,979,195
Columbus McKinnon Corp *	15,423	233,042
Comfort Systems USA Inc	21,061	230,197
Compx International Inc	782	11,871
Consolidated Graphics Inc *	6,287	164,028
Courier Corp	7,937	96,990
CRA International Inc *	8,193	141,575
Cubic Corp	5,814	291,049
Curtiss-Wright Corp	37,163	1,215,230
Deluxe Corp	13,374	408,709
DigitalGlobe Inc *	8,811	179,656
Dollar Thrifty Automotive Group Inc *	10,551	917,198
Douglas Dynamics Inc	17,536	259,357
Dycom Industries Inc *	3,495	50,258
Dynamic Materials Corp	6,892	103,518
Edgen Group Inc *	8,671	67,200
EMCOR Group Inc	207,881	5,932,924
Encore Capital Group Inc *	3,712	104,901
Encore Wire Corp	13,138	384,418
Energy Recovery Inc *	34,080	100,877
EnergySolutions Inc *	45,573	124,414
EnerNOC Inc *	11,989	155,617
EnerSys *	32,669	1,152,889
Ennis Inc	20,659	339,014
Enphase Energy Inc *	1,301	5,386
EnPro Industries Inc *	188,313	6,781,151
ESCO Technologies Inc	14,386	558,896
Esterline Technologies Corp *	24,291	1,363,697
Federal Signal Corp *	44,691	282,447
Flow International Corp *	30,226	111,836
Franklin Covey Co *	3,228	38,736
Franklin Electric Co Inc	80,902	4,893,762
FreightCar America Inc	9,496	168,934
FTI Consulting Inc *	33,203	885,856
FuelCell Energy Inc *	89,669	78,909
Furmanite Corp *	29,958	170,161
G&K Services Inc ‘A’	14,984	469,149
Gardner Denver Inc	116,800	7,055,888
Genco Shipping & Trading Ltd *	24,809	91,297
GenCorp Inc *	10,046	95,337
Generac Holdings Inc	10,662	244,053
General Cable Corp *	52,100	1,530,698
Genesee & Wyoming Inc ‘A’ *	80,120	5,356,823
GeoEye Inc *	11,966	316,261
Gibraltar Industries Inc *	538,129	6,898,814
Global Power Equipment Group Inc	13,533	250,225
GP Strategies Corp *	1,151	22,237
Graco Inc	79,400	3,992,232
Granite Construction Inc	396,930	11,399,830
Great Lakes Dredge & Dock Co	42,193	324,886
Griffon Corp	35,976	370,553
H&E Equipment Services Inc	10,244	124,157
Hardinge Inc	9,235	94,659
Hawaiian Holdings Inc *	19,099	106,763
Heartland Express Inc	8,631	115,310
Heidrick & Struggles International Inc	14,202	180,934

	Shares	Value
Hill International Inc *	17,080	$74,469
HNI Corp	1,948	49,694
Houston Wire & Cable Co	9,243	99,455
Hudson Global Inc *	26,633	118,783
Hurco Cos Inc *	5,062	115,819
ICF International Inc *	15,780	317,178
II-VI Inc *	6,255	118,970
Insperity Inc	148,010	3,734,292
Insteel Industries Inc	13,251	155,434
International Shipholding Corp	4,131	69,690
Intersections Inc	2,700	28,458
JetBlue Airways Corp *	185,610	889,072
Kadant Inc *	9,189	213,093
Kaydon Corp	198,100	4,425,554
Kelly Services Inc ‘A’	21,293	268,292
Kennametal Inc	135,980	5,042,138
Kforce Inc *	2,074	24,452
Kimball International Inc ‘B’	25,894	316,425
Knoll Inc	11,584	161,597
Korn/Ferry International *	37,885	580,777
Kratos Defense & Security Solutions Inc *	31,642	184,789
Layne Christensen Co *	15,559	305,112
LB Foster Co ‘A’	7,231	233,851
Lincoln Electric Holdings Inc	181,980	7,106,319
LMI Aerospace Inc *	6,320	129,181
LSI Industries Inc	15,764	106,249
Lydall Inc *	13,619	191,892
Marten Transport Ltd	12,185	214,090
McGrath RentCorp	53,344	1,391,745
Meritor Inc *	58,932	249,872
Met-Pro Corp	10,914	97,680
Metalico Inc *	32,015	81,958
Michael Baker Corp *	6,861	163,704
Miller Industries Inc	8,737	140,229
Mine Safety Appliances Co	146,200	5,448,874
Mobile Mini Inc *	30,439	508,636
Moog Inc ‘A’ *	31,755	1,202,562
Mueller Industries Inc	169,662	7,714,531
Mueller Water Products Inc ‘A’	43,660	213,934
Multi-Color Corp	10,027	232,225
MYR Group Inc *	7,352	146,672
National Presto Industries Inc	3,438	250,561
Navigant Consulting Inc *	41,021	453,282
NCI Building Systems Inc *	14,306	143,489
NL Industries Inc	5,375	61,759
NN Inc *	13,867	117,731
Nordson Corp	55,000	3,224,100
Northwest Pipe Co *	7,426	183,051
Orbital Sciences Corp *	46,764	680,884
Orion Marine Group Inc *	21,619	160,629
Pacer International Inc *	25,089	99,854
Park-Ohio Holdings Corp *	410	8,885
Patriot Transportation Holding Inc *	4,863	135,580
Pendrell Corp *	130,535	147,505
Pentair Inc	94,800	4,219,548
Performant Financial Corp *	3,081	32,874
PGT Inc *	8,210	26,929
Pike Electric Corp *	13,603	108,144
PMFG Inc *	16,671	134,868
Powell Industries Inc *	106,541	4,119,941
Preformed Line Products Co	1,660	90,155
Primoris Services Corp	17,281	225,517
Quad/Graphics Inc	19,848	336,622
Quality Distribution Inc *	10,626	98,291
Quanex Building Products Corp	29,175	549,657
RailAmerica Inc *	2,026	55,654
Rand Logistics Inc *	13,093	98,590
Republic Airways Holdings Inc *	17,272	79,969
Resources Connection Inc	33,675	441,479
Rexnord Corp *	17,803	324,371

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Roadrunner Transportation Systems Inc *	4,736	$76,629
Robbins & Myers Inc	18,070	1,076,972
RPX Corp *	1,426	15,985
Rush Enterprises Inc ‘A’ *	26,240	505,382
Saia Inc *	10,477	211,007
Schawk Inc	244,144	3,186,079
Seaboard Corp *	240	542,431
SeaCube Container Leasing Ltd (Bermuda)	7,568	141,900
SIFCO Industries Inc	1,265	23,023
Simpson Manufacturing Co Inc	169,170	4,841,645
SkyWest Inc	422,440	4,363,805
Standex International Corp	7,707	342,576
Steelcase Inc ‘A’	52,048	512,673
Sterling Construction Co Inc *	11,360	113,373
Swisher Hygiene Inc *	90,323	124,646
SYKES Enterprises Inc *	30,741	413,159
Sypris Solutions Inc	3,134	22,377
TAL International Group Inc	11,519	391,416
Teledyne Technologies Inc *	18,985	1,203,459
Tetra Tech Inc *	9,283	243,772
The Dolan Co *	24,512	131,875
The Eastern Co	4,933	92,444
The Geo Group Inc	48,717	1,347,999
The Greenbrier Cos Inc *	18,100	292,134
The Keyw Holding Corp *	8,534	106,675
The Timken Co	12,700	471,932
TMS International Corp ‘A’ *	5,040	49,896
TRC Cos Inc *	2,137	16,070
TriMas Corp *	2,088	50,342
Trinity Industries Inc	232,890	6,979,713
TrueBlue Inc *	8,804	138,399
Tutor Perini Corp *	28,143	321,956
Twin Disc Inc	6,916	123,796
UniFirst Corp	11,492	767,551
United Stationers Inc	30,194	785,648
Universal Forest Products Inc	230,196	9,562,342
Universal Truckload Services Inc	4,339	69,294
US Ecology Inc	5,488	118,431
Viad Corp	16,099	335,825
Vicor Corp	13,179	87,904
VSE Corp	3,182	77,927
Wabash National Corp *	382,571	2,727,731
WageWorks Inc *	1,988	34,691
Watts Water Technologies Inc ‘A’	110,252	4,170,833
Werner Enterprises Inc	4,783	102,213
Wesco Aircraft Holdings Inc *	10,446	142,692
Willis Lease Finance Corp *	3,891	48,015
Zipcar Inc *	3,753	29,198

		236,536,789

Information Technology - 8.4%

Accelrys Inc *	44,009	381,118
Actuate Corp *	2,698	18,967
Acxiom Corp *	60,877	1,112,223
Advanced Energy Industries Inc *	31,480	387,834
Aeroflex Holding Corp *	15,764	104,515
Agilysys Inc *	11,545	99,287
Alpha & Omega Semiconductor Ltd * (Bermuda)	13,514	116,356
Amkor Technology Inc *	58,659	258,100
ANADIGICS Inc *	56,719	78,839
Anaren Inc *	9,413	188,166
Anixter International Inc	8,730	501,626
Applied Micro Circuits Corp *	49,538	250,662
ARRIS Group Inc *	77,860	995,829
Aspen Technology Inc *	4,152	107,329
ATMI Inc *	23,596	438,178
Audience Inc *	3,995	24,769
AuthenTec Inc *	3,482	27,891
AVG Technologies NV * (Netherlands)	724	6,950

	Shares	Value
Aviat Networks Inc *	48,715	$115,942
Avid Technology Inc *	23,862	225,735
Aware Inc	1,565	9,860
Axcelis Technologies Inc *	86,900	91,245
AXT Inc *	26,399	89,229
Bankrate Inc *	4,543	70,780
Bazaarvoice Inc *	473	7,166
Bel Fuse Inc ‘B’	8,377	156,482
Benchmark Electronics Inc *	489,899	7,480,758
Black Box Corp	13,802	352,089
Blucora Inc *	26,838	477,985
Bottomline Technologies Inc *	19,714	486,739
Brightcove Inc *	180	2,102
Brightpoint Inc *	55,700	500,186
Brooks Automation Inc	52,681	423,028
CACI International Inc ‘A’ *	16,126	835,166
Calix Inc *	20,264	129,690
Ceva Inc *	4,612	66,321
Checkpoint Systems Inc *	32,190	266,533
CIBER Inc *	57,997	201,250
Ciena Corp *	19,419	264,098
Coherent Inc *	13,250	607,645
Cohu Inc	416,269	3,908,766
Computer Task Group Inc *	2,911	47,100
Comtech Telecommunications Corp	14,242	393,649
Convergys Corp	92,526	1,449,882
CSG Systems International Inc *	11,430	257,061
CTS Corp	27,194	273,844
Cymer Inc *	16,957	865,824
Daktronics Inc	21,900	208,269
DealerTrack Holdings Inc *	3,574	99,536
Demand Media Inc *	6,120	66,524
Demandware Inc *	267	8,477
Digi International Inc *	20,420	207,467
Digital River Inc *	29,184	486,205
Diodes Inc *	28,102	478,015
DSP Group Inc *	17,017	101,081
E2open Inc *	720	9,778
Earthlink Inc	83,960	597,795
Ebix Inc	5,697	134,506
Echelon Corp *	14,080	54,067
Electro Rent Corp	13,626	241,044
Electro Scientific Industries Inc	18,258	223,113
Electronics for Imaging Inc *	33,729	560,239
Eloqua Inc *	2,068	40,843
Emulex Corp *	68,825	496,228
Entegris Inc *	109,260	888,284
Entropic Communications Inc *	69,864	406,608
Envivio Inc *	4,455	9,801
EPIQ Systems Inc	22,968	308,231
ePlus Inc *	3,086	121,033
Euronet Worldwide Inc *	40,143	754,287
Exa Corp *	877	9,515
Exar Corp *	25,419	203,352
Fabrinet * (Cayman)	17,654	204,610
FEI Co	1,864	99,724
Finisar Corp *	72,433	1,035,792
First Solar Inc *	47,699	1,056,294
FormFactor Inc *	39,333	219,871
FSI International Inc *	35,659	221,086
Gerber Scientific Inc Escrow Shares * + r	12,750	128
Globecomm Systems Inc *	4,112	45,849
Glu Mobile Inc *	3,136	14,520
GSI Group Inc * (Canada)	22,030	196,287
GSI Technology Inc *	16,253	80,452
GT Advanced Technologies Inc *	14,668	79,941
Harmonic Inc *	93,140	422,856
Imation Corp *	23,857	133,361
Immersion Corp *	1,581	8,648
Infinera Corp *	8,947	49,030

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Infoblox Inc *	333	$7,742
Ingram Micro Inc ‘A’ *	232,900	3,547,067
Inphi Corp *	11,254	119,968
Insight Enterprises Inc *	35,124	613,968
Integrated Device Technology Inc *	112,587	662,012
Integrated Silicon Solution Inc *	21,894	202,738
Intermec Inc *	41,474	257,554
Internap Network Services Corp *	20,822	146,795
International Rectifier Corp *	54,745	913,694
Intersil Corp ‘A’	100,970	883,487
Intevac Inc *	18,445	112,699
IntraLinks Holdings Inc *	28,976	189,503
iPass Inc *	3,364	7,401
IXYS Corp *	19,561	194,045
j2 Global Inc	6,348	208,341
JDA Software Group Inc *	26,030	827,233
Kemet Corp *	35,451	155,984
Key Tronic Corp *	7,096	70,392
Keynote Systems Inc	12,377	179,219
KIT Digital Inc *	43,714	131,142
Kopin Corp *	53,224	200,122
KVH Industries Inc *	1,806	24,363
Lattice Semiconductor Corp *	93,489	358,063
Limelight Networks Inc *	47,971	112,252
Littelfuse Inc	1,619	91,538
Loral Space & Communications Inc	499	35,479
LTX-Credence Corp *	39,224	225,538
M/A-COM Technology Solutions Holdings Inc *	4,010	50,927
ManTech International Corp ‘A’	18,219	437,256
Marchex Inc ‘B’	17,735	67,748
Market Leader Inc *	2,740	18,358
Mattersight Corp *	338	2,001
Mattson Technology Inc *	47,544	46,118
MaxLinear Inc ‘A’ *	14,149	94,657
Measurement Specialties Inc *	1,427	47,062
MeetMe Inc *	12,766	36,383
MEMC Electronic Materials Inc *	142,098	390,769
Mentor Graphics Corp *	33,948	525,515
Mercury Computer Systems Inc *	24,750	262,845
Methode Electronics Inc	29,387	285,348
Millennial Media Inc *	556	7,979
Mindspeed Technologies Inc *	28,687	99,257
MIPS Technologies Inc *	8,939	66,059
MKS Instruments Inc	41,655	1,061,786
ModusLink Global Solutions Inc *	31,548	116,412
MoneyGram International Inc *	12,195	182,193
Monster Worldwide Inc *	96,119	704,552
MoSys Inc *	26,376	106,559
Multi-Fineline Electronix Inc *	151,423	3,414,589
Nanometrics Inc *	18,557	256,272
NeoPhotonics Corp *	14,820	86,549
NETGEAR Inc *	16,649	634,993
Newport Corp *	30,212	334,145
Oclaro Inc *	58,611	158,250
OCZ Technology Group Inc *	53,588	185,950
OmniVision Technologies Inc *	41,683	581,686
Oplink Communications Inc *	15,182	251,110
Park Electrochemical Corp	16,490	409,447
PC Connection Inc	7,047	81,111
PCTEL Inc	14,393	101,471
Peregrine Semiconductor Corp *	3,413	57,816
Perficient Inc *	6,017	72,625
Pericom Semiconductor Corp *	18,738	162,740
Pervasive Software Inc *	9,573	82,328
Photronics Inc *	47,935	257,411
Plantronics Inc	22,448	793,088
Plexus Corp *	15,606	472,706
PLX Technology Inc *	3,234	18,660
Power-One Inc *	53,443	299,281

	Shares	Value
Progress Software Corp *	49,733	$1,063,789
Proofpoint Inc *	366	5,435
QAD Inc ‘A’ *	465	6,315
QLogic Corp *	58,258	665,306
Quantum Corp *	176,897	284,804
QuickLogic Corp *	4,619	12,933
QuinStreet Inc *	26,003	218,165
RadiSys Corp *	18,440	66,384
Rambus Inc *	81,031	448,912
RealD Inc *	5,112	45,701
RealNetworks Inc *	17,067	141,997
RF Micro Devices Inc *	193,401	763,934
Richardson Electronics Ltd	10,001	118,712
Rofin-Sinar Technologies Inc *	348,118	6,868,368
Rogers Corp *	7,384	312,786
Rosetta Stone Inc *	4,330	55,207
Rubicon Technology Inc *	13,653	130,796
Rudolph Technologies Inc *	25,449	267,214
Sanmina-SCI Corp *	64,588	548,352
Sapiens International Corp NV * (Netherlands)	10,953	39,869
ScanSource Inc *	21,795	697,876
SeaChange International Inc *	22,676	178,007
ShoreTel Inc *	4,868	19,910
Sigma Designs Inc *	25,898	171,186
Silicon Graphics International Corp *	24,261	220,775
Silicon Image Inc *	11,038	50,664
Sonus Networks Inc *	153,796	289,136
Spansion Inc ‘A’ *	38,135	454,569
SS&C Technologies Holdings Inc *	19,462	490,637
STEC Inc *	28,055	189,371
STR Holdings Inc *	24,156	74,884
SunPower Corp *	16,853	76,007
Super Micro Computer Inc *	2,528	30,412
Supertex Inc *	8,150	145,722
support.com Inc *	11,642	49,246
Sycamore Networks Inc *	16,354	251,852
Symmetricom Inc *	32,990	229,940
Synacor Inc *	484	3,669
SYNNEX Corp *	20,751	676,068
TechTarget Inc *	12,375	73,136
TeleNav Inc *	13,091	78,153
TeleTech Holdings Inc *	18,242	311,026
Tellabs Inc	290,306	1,027,683
Telular Corp	5,636	55,796
Tessco Technologies Inc	2,108	44,626
Tessera Technologies Inc	41,209	563,739
TiVo Inc *	49,318	514,387
TriQuint Semiconductor Inc *	133,645	674,907
TTM Technologies Inc *	42,073	396,748
Ultra Clean Holdings Inc *	18,653	106,509
Unisys Corp *	17,106	356,147
United Online Inc	72,431	399,819
Unwired Planet Inc *	3,210	6,163
ValueClick Inc *	23,805	409,208
VASCO Data Security International Inc *	12,610	118,282
Veeco Instruments Inc *	22,898	687,398
Viasystems Group Inc *	2,953	51,087
Vishay Precision Group Inc *	9,459	132,237
WebMD Health Corp *	40,036	561,705
Westell Technologies Inc ‘A’ *	38,974	83,404
Zygo Corp *	10,545	192,868

		82,747,830

Materials - 6.5%

A. Schulman Inc	185,841	4,426,733
A.M. Castle & Co *	13,367	166,954
AK Steel Holding Corp	73,399	352,315
AMCOL International Corp	1,159	39,267
Aptargroup Inc	22,330	1,154,684

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Boise Inc	79,646	$697,699
Buckeye Technologies Inc	12,969	415,786
Cabot Corp	109,600	4,008,072
Calgon Carbon Corp *	7,155	102,388
Century Aluminum Co *	40,799	291,713
Chase Corp	5,146	94,532
Chemtura Corp *	23,885	411,300
Clearwater Paper Corp *	3,749	154,871
Coeur d’Alene Mines Corp *	41,973	1,210,082
Commercial Metals Co	73,700	972,840
Ferro Corp *	68,552	235,133
FutureFuel Corp	15,303	185,319
General Moly Inc *	45,639	144,676
Georgia Gulf Corp	10,023	363,033
Globe Specialty Metals Inc	45,411	691,155
Gold Reserve Inc * (Canada)	36,290	117,580
Golden Minerals Co *	26,301	137,291
Golden Star Resources Ltd (XASE) * (Canada)	205,255	404,352
Graphic Packaging Holding Co *	132,491	769,773
H.B. Fuller Co	88,800	2,724,384
Handy & Harman Ltd *	594	8,779
Haynes International Inc	1,696	88,446
Hecla Mining Co	226,263	1,482,023
Horsehead Holding Corp *	34,697	324,070
Innospec Inc *	16,019	543,364
Kaiser Aluminum Corp	15,286	892,550
KapStone Paper and Packaging Corp *	32,002	716,525
Kraton Performance Polymers Inc *	25,550	666,855
Landec Corp *	15,306	175,254
Louisiana-Pacific Corp *	109,105	1,363,813
LSB Industries Inc *	6,297	276,249
Materion Corp	14,717	350,265
McEwen Mining Inc *	156,795	719,689
Metals USA Holdings Corp *	7,004	93,643
Minerals Technologies Inc	14,028	995,006
Neenah Paper Inc	5,018	143,716
Olin Corp	20,005	434,709
Olympic Steel Inc	7,183	121,249
OM Group Inc *	25,606	474,735
PH Glatfelter Co	28,140	501,173
PolyOne Corp	15,187	251,649
Quaker Chemical Corp	7,438	347,131
Reliance Steel & Aluminum Co	123,000	6,439,050
Resolute Forest Products *	64,118	833,534
Revett Minerals Inc * (Canada)	19,872	70,744
RPM International Inc	349,100	9,963,314
RTI International Metals Inc *	24,010	574,799
Schnitzer Steel Industries Inc ‘A’	20,036	564,013
Schweitzer-Mauduit International Inc	6,427	212,027
Sensient Technologies Corp	132,353	4,865,296
Spartech Corp *	24,537	131,273
Steel Dynamics Inc	453,200	5,089,436
Stepan Co	373	35,853
Stillwater Mining Co *	91,878	1,083,242
SunCoke Energy Inc *	16,249	261,934
Texas Industries Inc *	17,882	726,903
TPC Group Inc *	2,828	115,411
Tredegar Corp	19,224	341,034
UFP Technologies Inc *	4,386	77,150
United States Lime & Minerals Inc *	69	3,326
Universal Stainless & Alloy Products Inc *	5,421	201,390
Vista Gold Corp * (Canada)	46,050	167,162
Wausau Paper Corp	1,847	17,103
Worthington Industries Inc	41,508	899,063
Zep Inc	10,272	155,313
Zoltek Cos Inc *	21,998	169,165

		64,240,360

	Shares	Value
Telecommunication Services - 0.3%

Cbeyond Inc *	21,359	$210,600
Cincinnati Bell Inc *	102,005	581,428
Consolidated Communications Holdings Inc	12,550	215,735
Fairpoint Communications Inc *	3,190	24,116
Hawaiian Telcom Holdco Inc *	8,707	154,375
IDT Corp ‘B’	1,823	18,722
inContact Inc *	3,975	25,917
Iridium Communications Inc *	35,710	261,397
Leap Wireless International Inc *	32,550	221,991
magicJack VocalTec Ltd * (Israel)	3,774	92,576
Neutral Tandem Inc *	23,520	220,618
ORBCOMM Inc *	14,366	53,729
Premiere Global Services Inc *	30,719	287,223
Shenandoah Telecommunications Co	19,510	343,376
USA Mobility Inc	12,026	142,749
Vonage Holdings Corp *	42,083	95,949

		2,950,501

Utilities - 3.7%

ALLETE Inc	30,244	1,262,385
American DG Energy Inc *	2,646	6,853
American States Water Co	13,496	599,627
Artesian Resources Corp ‘A’	6,029	140,054
Atlantic Power Corp (Canada)	82,192	1,229,592
Avista Corp	46,557	1,198,377
Black Hills Corp	34,981	1,244,274
Cadiz Inc *	578	5,612
California Water Service Group	16,884	314,887
CH Energy Group Inc	11,805	769,804
Chesapeake Utilities Corp	7,660	362,778
Cleco Corp	48,363	2,030,279
Connecticut Water Service Inc	2,517	80,292
Consolidated Water Co Ltd (Cayman)	11,968	98,975
Delta Natural Gas Co Inc	5,568	107,796
El Paso Electric Co	31,687	1,085,280
Genie Energy Ltd ‘B’	12,124	86,929
GenOn Energy Inc *	612,774	1,550,318
IDACORP Inc	39,696	1,717,646
MGE Energy Inc	18,365	973,161
Middlesex Water Co	12,592	241,263
New Jersey Resources Corp	32,990	1,508,303
Northwest Natural Gas Co	21,288	1,048,221
NorthWestern Corp	28,874	1,046,105
NV Energy Inc	164,700	2,966,247
Ormat Technologies Inc	10,143	190,181
Otter Tail Corp	26,966	643,409
Piedmont Natural Gas Co Inc	52,277	1,697,957
PNM Resources Inc	63,190	1,328,886
Portland General Electric Co	59,881	1,619,182
SJW Corp	7,832	198,620
South Jersey Industries Inc	18,865	998,524
Southwest Gas Corp	36,636	1,619,311
The Empire District Electric Co	33,356	718,822
The Laclede Group Inc	17,964	772,452
UIL Holdings Corp	40,167	1,440,389
Unitil Corp	10,791	293,731
UNS Energy Corp	31,909	1,335,711
WGL Holdings Inc	40,933	1,647,553
York Water Co	2,673	49,023

		36,228,809

Total Common Stocks (Cost $908,860,460)		970,493,463

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
CLOSED-END MUTUAL FUND - 0.0%

Firsthand Technology Value Fund Inc *	6,972	$121,592

Total Closed-End Mutual Fund (Cost $122,457)		121,592

SHORT-TERM INVESTMENTS - 6.4%

Money Market Fund - 5.0%

BlackRock Liquidity Funds T-Fund Portfolio	48,796,201	48,796,201

	Principal Amount

U.S. Government Agency Issue - 0.8%

Federal Home Loan Bank 0.001% due 10/01/12	$8,495,000	8,495,000

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $5,561,927; collateralized by U.S. Treasury Notes: 1.375% due 02/15/13 and value $5,675,250)	5,561,922	5,561,922

Total Short-Term Investments (Cost $62,853,123)		62,853,123

TOTAL INVESTMENTS - 105.2% (Cost $971,836,040)		1,033,468,178

OTHER ASSETS & LIABILITIES, NET - (5.2%)		(51,076,515)

NET ASSETS - 100.0%		$982,391,663

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $128 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(c)	As of September 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2012, $635,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
Russell 2000 Mini (12/12)	86	$7,184,943	($9,103)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$158,936,386	$158,936,386	$-	$-
	Consumer Staples	15,296,449	15,296,449	-	-
	Energy	103,130,732	103,130,732	-	-
	Financials	229,161,673	229,161,673	-	-
	Health Care	41,263,934	41,263,934	-	-
	Industrials	236,536,789	236,536,789	-	-
	Information Technology	82,747,830	82,747,702	-	128
	Materials	64,240,360	64,240,360	-	-
	Telecommunication Services	2,950,501	2,950,501	-	-
	Utilities	36,228,809	36,228,809	-	-

		970,493,463	970,493,335	-	128
	Closed-End Mutual Fund	121,592	121,592	-	-
	Short-Term Investments	62,853,123	48,796,201	14,056,922	-

	Total Assets	1,033,468,178	1,019,411,128	14,056,922	128

Liabilities	Derivatives:
	Equity Contracts
	Futures	(9,103)	(9,103)	-	-

	Total Liabilities	(9,103)	(9,103)	-	-

	Total	$1,033,459,075	$1,019,402,025	$14,056,922	$128

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Common Stocks
Value, Beginning of Period	$128
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$128

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$128	Value determined by a valuation committee established under the Fund Procedures (See Note 1C to Supplemental Notes to Schedule of Investments)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 19.7%

American Axle & Manufacturing Holdings Inc *	179,500	$2,022,965
ANN Inc *	162,310	6,123,956
Brunswick Corp	184,210	4,168,672
Dana Holding Corp	259,000	3,185,700
Domino’s Pizza Inc	144,705	5,455,379
DSW Inc ‘A’	89,835	5,993,791
Fifth & Pacific Co Inc *	330,200	4,219,956
Five Below Inc *	123,500	4,826,380
Gaylord Entertainment Co *	109,300	4,320,629
Interval Leisure Group Inc	136,880	2,591,138
Life Time Fitness Inc *	93,935	4,296,587
Lions Gate Entertainment Corp * (Canada)	255,900	3,907,593
LKQ Corp *	250,840	4,640,540
Marriott Vacations Worldwide Corp *	136,470	4,915,649
Pier 1 Imports Inc	269,720	5,054,553
Six Flags Entertainment Corp	103,015	6,057,282
Sotheby’s	61,380	1,933,470
The Cheesecake Factory Inc	114,415	4,090,336
The Children’s Place *	85,520	5,131,200
The Warnaco Group Inc *	51,385	2,666,882
Tupperware Brands Corp	78,225	4,192,078
Vitamin Shoppe Inc *	94,785	5,527,861
Wolverine World Wide Inc	74,700	3,314,439

		98,637,036

Consumer Staples - 3.8%

B&G Foods Inc	138,100	4,185,811
The Fresh Market Inc *	56,785	3,405,964
The Hain Celestial Group Inc *	87,095	5,486,985
United Natural Foods Inc *	104,630	6,115,624

		19,194,384

Energy - 5.6%

Approach Resources Inc *	70,200	2,115,126
Berry Petroleum Co ‘A’	108,415	4,404,901
Dril-Quip Inc *	40,500	2,911,140
Energy XXI Ltd (Bermuda)	126,245	4,412,263
Hornbeck Offshore Services Inc *	63,700	2,334,605
Kodiak Oil & Gas Corp * (Canada)	227,130	2,125,937
Lufkin Industries Inc	45,185	2,431,857
Northern Oil & Gas Inc *	139,590	2,371,634
Rosetta Resources Inc *	105,680	5,062,072

		28,169,535

Financials - 9.1%

American Campus Communities Inc REIT	86,615	3,800,666
Capstead Mortgage Corp REIT	245,900	3,317,191
Cohen & Steers Inc	107,630	3,188,000
Extra Space Storage Inc REIT	123,135	4,094,239
Fortress Investment Group LLC ‘A’	692,610	3,061,336
Home Properties Inc REIT	50,000	3,063,500
Jones Lang LaSalle Inc	68,065	5,196,763
LaSalle Hotel Properties REIT	144,200	3,848,698
Northwest Bancshares Inc	296,060	3,620,814
SVB Financial Group *	64,145	3,878,207
Texas Capital Bancshares Inc *	69,300	3,444,903
Two Harbors Investment Corp REIT	436,545	5,129,404

		45,643,721

Health Care - 16.7%

Accretive Health Inc *	280,900	3,134,844
Acorda Therapeutics Inc *	92,900	2,379,169
Align Technology Inc *	109,790	4,058,936
Alkermes PLC * (Ireland)	128,815	2,672,911
Bruker Corp *	258,500	3,383,765

	Shares	Value
Cepheid Inc *	68,555	$2,365,833
Cubist Pharmaceuticals Inc *	53,045	2,529,186
Endologix Inc *	244,200	3,374,844
Greenway Medical Technologies Inc *	160,095	2,737,625
HealthSouth Corp *	185,785	4,469,987
Idenix Pharmaceuticals Inc *	326,700	1,493,019
Insulet Corp *	210,950	4,552,301
Medivation Inc *	66,830	3,766,539
NxStage Medical Inc *	219,865	2,904,417
Optimer Pharmaceuticals Inc *	151,650	2,141,298
PAREXEL International Corp *	87,065	2,678,119
Pharmacyclics Inc *	49,800	3,212,100
Questcor Pharmaceuticals Inc *	68,800	1,272,800
Salix Pharmaceuticals Ltd *	59,540	2,520,924
Seattle Genetics Inc *	75,035	2,022,193
Synageva BioPharma Corp *	33,000	1,763,190
Team Health Holdings Inc *	121,900	3,307,147
Tenet Healthcare Corp *	544,500	3,414,015
Theravance Inc *	101,295	2,624,553
Thoratec Corp *	75,333	2,606,522
ViroPharma Inc *	74,390	2,248,066
Volcano Corp *	141,725	4,049,083
WellCare Health Plans Inc *	43,925	2,483,959
Wright Medical Group Inc *	159,530	3,527,208

		83,694,553

Industrials - 14.4%

A.O. Smith Corp	58,355	3,357,747
Actuant Corp ‘A’	200,265	5,731,584
Alaska Air Group Inc *	64,600	2,264,876
Avis Budget Group Inc *	231,820	3,565,392
Barnes Group Inc	142,790	3,571,178
Clean Harbors Inc *	80,475	3,931,204
Esterline Technologies Corp *	85,390	4,793,794
Genesee & Wyoming Inc ‘A’ *	91,250	6,100,975
Hub Group Inc ‘A’ *	165,750	4,919,460
Lindsay Corp	62,500	4,498,125
RBC Bearings Inc *	119,240	5,735,444
Spirit AeroSystems Holdings Inc ‘A’ *	186,800	4,148,828
Tetra Tech Inc *	212,105	5,569,877
Towers Watson & Co ‘A’	48,584	2,577,381
United Rentals Inc *	136,165	4,453,957
US Airways Group Inc *	194,900	2,038,654
Watsco Inc	53,100	4,024,449
Woodward Inc	22,850	776,443

		72,059,368

Information Technology - 21.6%

3D Systems Corp *	90,300	2,966,355
Applied Micro Circuits Corp *	255,665	1,293,665
Aspen Technology Inc *	129,500	3,347,575
BroadSoft Inc *	89,055	3,653,036
Cadence Design Systems Inc *	467,365	6,012,651
Cavium Inc *	101,425	3,380,495
Ciena Corp *	219,865	2,990,164
Cognex Corp	145,403	5,028,036
CommVault Systems Inc *	101,975	5,985,932
comScore Inc *	282,700	4,311,175
Concur Technologies Inc *	48,585	3,582,172
CoStar Group Inc *	53,375	4,352,198
Cypress Semiconductor Corp *	231,000	2,476,320
DealerTrack Holdings Inc *	185,265	5,159,630
ExactTarget Inc *	201,800	4,887,596
Finisar Corp *	207,130	2,961,959
Fortinet Inc *	139,960	3,378,634
Freescale Semiconductor Ltd * (Bermuda)	269,000	2,558,190
InterXion Holding NV * (Netherlands)	180,060	4,090,963
Microsemi Corp *	215,100	4,317,057
NICE Systems Ltd ADR * (Israel)	107,435	3,568,991
OpenTable Inc *	79,540	3,308,864

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
QLIK Technologies Inc *	215,070	$4,819,719
Silicon Graphics International Corp *	356,855	3,247,381
Tangoe Inc *	242,315	3,181,596
Ultimate Software Group Inc *	57,125	5,832,462
Universal Display Corp *	56,600	1,945,908
Wright Express Corp *	83,285	5,806,630

		108,445,354

Materials - 4.2%

Cytec Industries Inc	55,000	3,603,600
Globe Specialty Metals Inc	115,200	1,753,344
Hecla Mining Co	307,100	2,011,505
PolyOne Corp	314,665	5,213,999
Rockwood Holdings Inc	84,930	3,957,738
Silgan Holdings Inc	108,950	4,740,415

		21,280,601

Telecommunication Services - 0.5%

Cogent Communications Group Inc	116,800	2,685,232

Utilities - 1.1%

ITC Holdings Corp	74,035	5,595,565

Total Common Stocks (Cost $415,188,104)		485,405,349

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $12,838,567; collateralized by U.S. Treasury Notes: 1.250% due 09/30/15 and value $13,097,613)	$12,838,556	$12,838,556

Total Short-Term Investment (Cost $12,838,556)		12,838,556

TOTAL INVESTMENTS - 99.3% (Cost $428,026,660)		498,243,905

OTHER ASSETS & LIABILITIES, NET - 0.7%		3,539,018

NET ASSETS - 100.0%		$501,782,923

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$485,405,349	$485,405,349	$-	$-
	Short-Term Investment	12,838,556	-	12,838,556	-

	Total	$498,243,905	$485,405,349	$12,838,556	$-

(1) For equity investments categorized in ca single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * + r	41,902	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 * r	4,217	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.7%

Consumer Discretionary - 13.8%

1-800-FLOWERS.COM Inc ‘A’ *	15,980	59,605
Aeropostale Inc *	49,546	670,357
AFC Enterprises Inc *	14,838	365,015
America’s Car-Mart Inc *	4,839	220,029
American Axle & Manufacturing Holdings Inc *	40,638	457,990
American Greetings Corp ‘A’	21,375	359,100
American Public Education Inc *	10,956	399,127
Ameristar Casinos Inc	19,946	355,039
ANN Inc *	29,703	1,120,694
Arbitron Inc	16,041	607,954
Arctic Cat Inc *	7,720	320,071
Asbury Automotive Group Inc *	16,998	475,094
Ascent Capital Group Inc ‘A’ *	8,634	466,322
Barnes & Noble Inc *	17,400	222,372
Bassett Furniture Industries Inc	6,916	86,104
Beasley Broadcasting Group Inc ‘A’ *	2,670	13,030
Beazer Homes USA Inc *	74,772	265,441
bebe Stores Inc	22,453	107,774
Belo Corp ‘A’	57,173	447,665
Big 5 Sporting Goods Corp	10,116	100,654
Biglari Holdings Inc *	735	268,319
BJ’s Restaurants Inc *	14,922	676,713
Black Diamond Inc *	12,815	112,388
Bloomin’ Brands Inc *	10,924	179,700
Blue Nile Inc *	7,566	280,623
Bluegreen Corp *	8,866	55,678
Blyth Inc	6,377	165,738
Bob Evans Farms Inc	17,775	695,536
Body Central Corp *	10,052	105,043
Boyd Gaming Corp *	33,627	237,407
Bravo Brio Restaurant Group Inc *	11,759	171,093
Bridgepoint Education Inc *	10,620	107,793
Brown Shoe Co Inc	26,079	418,046
Brunswick Corp	54,410	1,231,298
Buffalo Wild Wings Inc *	11,289	967,919
Cabela’s Inc *	28,414	1,553,678
Caesars Entertainment Corp *	22,443	152,612
CafePress Inc *	2,797	25,481
Callaway Golf Co	39,437	242,143
Capella Education Co *	8,217	288,088
Career Education Corp *	31,771	119,777
Caribou Coffee Co Inc *	12,964	177,996
Carmike Cinemas Inc *	10,927	122,929
Carriage Services Inc	9,627	93,093

	Shares	Value
Carrols Restaurant Group Inc *	9,621	$55,417
Casual Male Retail Group Inc *	25,670	118,852
Cavco Industries Inc *	4,161	190,948
CEC Entertainment Inc	11,212	337,705
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	22,388	145,746
Cherokee Inc	5,241	76,309
Churchill Downs Inc	7,920	496,742
Chuy’s Holdings Inc *	3,951	96,879
Citi Trends Inc *	9,082	114,025
Coinstar Inc *	19,062	857,409
Collective Brands Inc *	37,021	803,726
Collectors Universe	3,290	46,159
Columbia Sportswear Co	7,405	399,870
Conn’s Inc *	9,631	212,364
Cooper Tire & Rubber Co	37,927	727,440
Core-Mark Holding Co Inc	6,947	334,220
Corinthian Colleges Inc *	47,602	113,293
Cracker Barrel Old Country Store Inc	11,720	786,529
Crocs Inc *	54,808	888,438
Crown Media Holdings Inc ‘A’ *	21,462	35,842
CSS Industries Inc	5,888	120,998
Culp Inc	5,223	61,422
Cumulus Media Inc ‘A’ *	37,801	103,575
Daily Journal Corp *	546	51,198
Dana Holding Corp	89,874	1,105,450
Del Frisco’s Restaurant Group Inc *	3,320	49,468
Delta Apparel Inc *	4,245	58,454
Denny’s Corp *	58,644	284,423
Destination Maternity Corp	8,242	154,125
Dial Global Inc *	1,265	3,428
Digital Generation Inc *	16,742	190,189
DineEquity Inc *	9,270	519,120
Domino’s Pizza Inc	35,238	1,328,473
Dorman Products Inc *	14,907	469,720
Drew Industries Inc *	11,715	353,910
Education Management Corp *	16,377	50,932
Einstein Noah Restaurant Group Inc	3,674	64,993
Entercom Communications Corp ‘A’ *	14,744	101,144
Entravision Communications Corp ‘A’	30,144	40,393
Ethan Allen Interiors Inc	14,724	322,750
Exide Technologies *	46,826	145,161
Express Inc *	54,419	806,490
Federal-Mogul Corp *	11,298	103,377
Fiesta Restaurant Group Inc *	9,909	157,256
Fifth & Pacific Co Inc *	66,200	846,036
Fisher Communications Inc *	5,369	197,364
Five Below Inc *	6,650	259,882
Flexsteel Industries Inc	2,732	56,552
Francesca’s Holdings Corp *	21,250	653,012
Fred’s Inc ‘A’	22,356	318,126
Frisch’s Restaurants Inc	1,811	35,948
Fuel Systems Solutions Inc *	8,871	152,492
G-III Apparel Group Ltd *	10,001	359,036
Gaylord Entertainment Co *	17,419	688,573
Geeknet Inc *	2,648	51,239
Genesco Inc *	14,863	991,808
Gentherm Inc *	17,957	223,385
Global Sources Ltd * (Bermuda)	11,588	76,017
Gordmans Stores Inc *	5,200	95,940
Grand Canyon Education Inc *	24,293	571,614
Group 1 Automotive Inc	13,936	839,365
Harte-Hanks Inc	27,724	192,127
Haverty Furniture Cos Inc	11,514	159,814
Helen of Troy Ltd * (Bermuda)	19,205	611,295
hhgregg Inc *	9,707	66,978
Hibbett Sports Inc *	16,035	953,281
Hillenbrand Inc	33,571	610,656
Hooker Furniture Corp	6,552	85,110
Hot Topic Inc	25,835	224,765

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Hovnanian Enterprises Inc ‘A’ *	61,504	$212,804
HSN Inc	23,077	1,131,927
Iconix Brand Group Inc *	43,048	785,196
Ignite Restaurant Group Inc *	4,014	55,955
International Speedway Corp ‘A’	16,687	473,410
Interval Leisure Group Inc	23,517	445,177
iRobot Corp *	16,688	379,819
Isle of Capri Casinos Inc *	12,374	85,999
Jack in the Box Inc *	26,870	755,316
JAKKS Pacific Inc	13,453	196,010
Jamba Inc *	40,200	89,646
Johnson Outdoors Inc ‘A’ *	3,493	74,715
Jos. A. Bank Clothiers Inc *	16,894	819,021
Journal Communications Inc ‘A’ *	26,598	138,310
K-Swiss Inc ‘A’ *	15,929	54,636
K12 Inc *	16,218	327,604
Kayak Software Corp *	2,041	72,109
KB Home	47,014	674,651
Kirkland’s Inc *	8,422	83,630
Krispy Kreme Doughnuts Inc *	36,186	286,955
La-Z-Boy Inc *	31,593	462,206
LeapFrog Enterprises Inc *	31,139	280,874
Libbey Inc *	12,638	199,428
Life Time Fitness Inc *	26,064	1,192,167
Lifetime Brands Inc	6,125	72,949
LIN TV Corp ‘A’ *	18,145	79,838
Lincoln Educational Services Corp	13,946	58,573
Lions Gate Entertainment Corp * (Canada)	51,629	788,375
Lithia Motors Inc ‘A’	13,120	437,027
Live Nation Entertainment Inc *	85,021	732,031
Luby’s Inc *	12,388	83,371
Lumber Liquidators Holdings Inc *	16,809	851,880
M.D.C. Holdings Inc	23,380	900,364
M/I Homes Inc *	12,980	251,033
Mac-Gray Corp	7,189	96,404
Maidenform Brands Inc *	14,054	287,826
Marcus Corp	11,713	130,014
Marine Products Corp	6,194	36,916
MarineMax Inc *	12,782	105,963
Marriott Vacations Worldwide Corp *	16,169	582,407
Martha Stewart Living Omnimedia Inc ‘A’	16,863	51,769
Matthews International Corp ‘A’	17,069	508,998
Mattress Firm Holding Corp *	6,784	190,970
MDC Partners Inc ‘A’ (Canada)	15,513	191,430
Meredith Corp	22,076	772,660
Meritage Homes Corp *	18,629	708,461
Modine Manufacturing Co *	28,394	209,548
Monarch Casino & Resort Inc *	5,375	46,816
Monro Muffler Brake Inc	18,760	660,164
Morgans Hotel Group Co *	13,417	86,137
Movado Group Inc	10,742	362,220
MTR Gaming Group Inc *	13,941	58,692
Multimedia Games Holding Co Inc *	16,950	266,624
NACCO Industries Inc ‘A’	3,359	421,252
Nathan’s Famous Inc *	1,536	48,307
National American University Holdings Inc	5,460	27,300
National CineMedia Inc	34,107	558,332
New York & Co Inc *	16,712	62,670
Nexstar Broadcasting Group Inc ‘A’ *	6,663	70,761
NutriSystem Inc	17,224	181,369
Office Depot Inc *	172,538	441,697
OfficeMax Inc	52,533	410,283
Orbitz Worldwide Inc *	14,656	37,373
Orchard Supply Hardware Stores Corp ‘A’ *	1,120	16,218
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	59,015	525,233
Outdoor Channel Holdings Inc	8,839	64,348
Overstock.com Inc *	7,249	75,100
Oxford Industries Inc	8,537	481,914
Papa John’s International Inc *	10,953	585,000
Peet’s Coffee & Tea Inc *	8,087	593,101

	Shares	Value
Penske Automotive Group Inc	25,779	$775,690
Perfumania Holdings Inc *	3,117	22,442
Perry Ellis International Inc *	7,200	158,760
PetMed Express Inc	12,631	126,815
Pier 1 Imports Inc	59,179	1,109,014
Pinnacle Entertainment Inc *	37,988	465,353
Pool Corp	28,885	1,201,038
Premier Exhibitions Inc *	15,507	36,752
Quiksilver Inc *	79,108	262,639
RadioShack Corp	60,982	145,137
ReachLocal Inc *	6,038	75,717
Reading International Inc ‘A’ *	9,871	58,239
Red Lion Hotels Corp *	8,857	55,356
Red Robin Gourmet Burgers Inc *	9,018	293,626
Regis Corp	35,136	645,800
Rent-A-Center Inc	36,125	1,267,265
Rentrak Corp *	5,795	98,109
RG Barry Corp	5,164	76,117
Ruby Tuesday Inc *	38,914	282,127
Rue21 Inc *	9,372	291,938
Ruth’s Hospitality Group Inc *	21,513	137,038
Saga Communications Inc ‘A’ *	2,129	86,267
Saks Inc *	66,923	689,976
Salem Communications Corp ‘A’	6,240	32,698
Scholastic Corp	15,815	502,601
Scientific Games Corp ‘A’ *	34,747	287,358
Sealy Corp *	30,244	65,932
Select Comfort Corp *	34,543	1,089,832
Shiloh Industries Inc	3,761	42,198
Shoe Carnival Inc	8,627	202,993
Shuffle Master Inc *	33,480	529,319
Shutterfly Inc *	21,815	678,883
Sinclair Broadcast Group Inc ‘A’	30,902	346,411
Six Flags Entertainment Corp	24,161	1,420,667
Skechers U.S.A. Inc ‘A’ *	23,049	470,200
Skullcandy Inc *	9,656	132,770
Smith & Wesson Holding Corp *	39,567	435,633
Sonic Automotive Inc ‘A’	24,576	466,452
Sonic Corp *	36,635	376,241
Sotheby’s	41,200	1,297,800
Spartan Motors Inc	20,348	101,740
Speedway Motorsports Inc	7,198	110,849
Stage Stores Inc	18,526	390,158
Standard Motor Products Inc	12,031	221,611
Standard Pacific Corp *	70,802	478,622
Stein Mart Inc *	16,686	141,998
Steiner Leisure Ltd * (Bahamas)	9,252	430,681
Steinway Musical Instruments Inc *	4,230	103,043
Steven Madden Ltd *	23,854	1,042,897
Stewart Enterprises Inc ‘A’	45,922	385,515
Stoneridge Inc *	16,960	84,291
Strayer Education Inc	7,228	465,122
Sturm Ruger & Co Inc	11,690	578,538
Superior Industries International Inc	13,571	231,928
Systemax Inc *	6,667	78,737
Teavana Holdings Inc *	5,452	71,094
Tenneco Inc *	37,005	1,036,140
Texas Roadhouse Inc	38,077	651,117
The Bon-Ton Stores Inc	7,661	72,780
The Buckle Inc	16,866	766,222
The Cato Corp ‘A’	16,690	495,860
The Cheesecake Factory Inc	32,857	1,174,638
The Children’s Place *	14,749	884,940
The EW Scripps Co ‘A’ *	18,224	194,086
The Finish Line Inc ‘A’	31,010	705,167
The Jones Group Inc	50,019	643,745
The McClatchy Co ‘A’ *	35,324	78,773
The Men’s Wearhouse Inc	30,998	1,067,261
The New York Times Co ‘A’ *	82,784	807,972
The Pep Boys-Manny Moe & Jack	32,081	326,585

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
The Ryland Group Inc	27,166	$814,980
The Warnaco Group Inc *	24,939	1,294,334
The Wet Seal Inc ‘A’ *	55,080	173,502
Tilly’s Inc ‘A’ *	5,649	103,546
Tower International Inc *	3,346	25,798
Town Sports International Holdings Inc *	14,282	176,668
True Religion Apparel Inc	15,659	334,006
Tuesday Morning Corp *	25,240	165,322
Tumi Holdings Inc *	13,076	307,809
U.S. Auto Parts Network Inc *	9,055	31,330
Unifi Inc *	8,475	108,650
Universal Electronics Inc *	9,096	159,908
Universal Technical Institute Inc	13,214	181,032
Vail Resorts Inc	21,904	1,262,766
Valassis Communications Inc *	24,244	598,584
Value Line Inc	486	4,743
Vera Bradley Inc *	12,204	291,065
Vitacost.com Inc *	13,372	90,662
Vitamin Shoppe Inc *	17,881	1,042,820
VOXX International Corp *	11,035	82,542
West Marine Inc *	9,055	96,255
Weyco Group Inc	4,004	97,497
Winmark Corp	1,403	75,874
Winnebago Industries Inc *	17,740	224,056
WMS Industries Inc *	33,495	548,648
Wolverine World Wide Inc	29,598	1,313,263
World Wrestling Entertainment Inc ‘A’	16,830	135,482
Zagg Inc *	15,730	134,177
Zumiez Inc *	13,322	369,419

		102,666,639

Consumer Staples - 3.6%

Alico Inc	2,181	68,113
Alliance One International Inc *	52,885	170,819
Annie’s Inc *	3,055	136,986
Arden Group Inc ‘A’	673	65,295
B&G Foods Inc	29,562	896,024
Cal-Maine Foods Inc	8,809	395,877
Calavo Growers Inc	7,257	181,425
Casey’s General Stores Inc	23,195	1,325,362
Central European Distribution Corp *	40,804	116,291
Central Garden & Pet Co ‘A’ *	23,534	284,291
Chiquita Brands International Inc *	27,680	211,475
Coca-Cola Bottling Co Consolidated	2,781	189,386
Craft Brew Alliance Inc *	6,277	49,274
Darling International Inc *	71,597	1,309,509
Diamond Foods Inc	13,404	252,263
Dole Food Co Inc *	21,836	306,359
Elizabeth Arden Inc *	15,400	727,496
Farmer Bros. Co *	4,268	40,589
Fresh Del Monte Produce Inc (Cayman)	23,065	590,464
Griffin Land & Nurseries Inc	1,737	58,589
Harbinger Group Inc *	25,013	210,860
Harris Teeter Supermarkets Inc	26,709	1,037,378
Ingles Markets Inc ‘A’	7,638	124,881
Inter Parfums Inc	9,939	181,884
Inventure Foods Inc *	8,068	45,907
J&J Snack Foods Corp	8,974	514,479
John B Sanfilippo & Son Inc *	4,870	63,407
Lancaster Colony Corp	11,232	822,744
Lifeway Foods Inc	2,797	26,572
Limoneira Co	5,040	92,887
Medifast Inc *	8,437	220,628
Nash Finch Co	7,382	150,740
National Beverage Corp *	6,889	104,437
Natural Grocers by Vitamin Cottage Inc *	4,091	91,311
Nature’s Sunshine Products Inc	6,810	111,275
Nutraceutical International Corp *	4,821	75,979
Oil-Dri Corp of America	2,992	69,235
Omega Protein Corp *	11,795	80,914

	Shares	Value
Orchids Paper Products Co	3,417	$61,643
Pilgrim’s Pride Corp *	37,270	190,450
Post Holdings Inc *	16,758	503,746
Prestige Brands Holdings Inc *	30,562	518,332
PriceSmart Inc	11,052	836,857
Revlon Inc ‘A’ *	6,769	104,513
Rite Aid Corp *	401,173	469,372
Roundy’s Inc	12,349	74,711
Sanderson Farms Inc	14,004	621,358
Schiff Nutrition International Inc *	8,267	199,979
Seneca Foods Corp ‘A’ *	5,555	165,872
Smart Balance Inc *	35,949	434,264
Snyder’s-Lance Inc	26,955	673,875
Spartan Stores Inc	13,078	200,224
Spectrum Brands Holdings Inc *	13,957	558,420
Star Scientific Inc *	89,768	310,597
SUPERVALU Inc	130,508	314,524
Susser Holdings Corp *	6,821	246,716
Synutra International Inc *	10,481	48,422
The Andersons Inc	11,336	426,914
The Boston Beer Co Inc ‘A’ *	4,729	529,506
The Chefs’ Warehouse Inc *	6,779	111,040
The Female Health Co	11,387	81,417
The Hain Celestial Group Inc *	22,473	1,415,799
The Pantry Inc *	14,058	204,544
Tootsie Roll Industries Inc	14,350	387,163
TreeHouse Foods Inc *	21,852	1,147,230
United Natural Foods Inc *	29,734	1,737,952
Universal Corp	14,155	720,773
USANA Health Sciences Inc *	3,609	167,710
Vector Group Ltd	33,778	560,379
Village Super Market Inc ‘A’	5,207	191,409
WD-40 Co	9,688	509,976
Weis Markets Inc	6,822	288,775
Westway Group Inc *	7,097	43,930

		26,459,797

Energy - 6.0%

Abraxas Petroleum Corp *	50,150	115,345
Adams Resources & Energy Inc	1,367	41,694
Alon USA Energy Inc	6,505	89,118
Amyris Inc *	18,647	64,146
Apco Oil and Gas International Inc (Cayman)	5,587	89,895
Approach Resources Inc *	20,189	608,295
Arch Coal Inc	128,993	816,526
Basic Energy Services Inc *	18,649	209,242
Berry Petroleum Co ‘A’	31,865	1,294,675
Bill Barrett Corp *	29,220	723,779
Bolt Technology Corp	5,169	74,330
Bonanza Creek Energy Inc *	6,116	144,093
BPZ Resources Inc *	63,501	181,613
Bristow Group Inc	21,719	1,097,895
C&J Energy Services Inc *	27,125	539,787
Cal Dive International Inc *	58,068	88,844
Callon Petroleum Co *	23,939	147,225
Carrizo Oil & Gas Inc *	24,065	601,866
Ceres Inc *	3,488	19,812
Clayton Williams Energy Inc *	3,596	186,596
Clean Energy Fuels Corp *	40,803	537,376
Cloud Peak Energy Inc *	37,050	670,605
Comstock Resources Inc *	29,327	539,030
Contango Oil & Gas Co *	7,722	379,459
CREDO Petroleum Corp *	3,627	52,555
Crimson Exploration Inc *	13,504	57,662
Crosstex Energy Inc	25,619	359,435
CVR Energy Inc *	10,243	376,430
Dawson Geophysical Co *	4,825	121,879
Delek US Holdings Inc	10,516	268,053
Dril-Quip Inc *	24,469	1,758,832

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Emerald Oil Inc *	28,680	$23,804
Endeavour International Corp *	28,508	275,672
Energy XXI Ltd (Bermuda)	48,034	1,678,788
EPL Oil & Gas Inc *	16,891	342,718
Evolution Petroleum Corp *	9,963	80,501
Exterran Holdings Inc *	39,484	800,736
Forbes Energy Services Ltd *	8,803	30,811
Forest Oil Corp *	71,666	605,578
Forum Energy Technologies Inc *	13,423	326,447
Frontline Ltd * (Bermuda)	31,490	120,922
FX Energy Inc *	31,920	238,123
GasLog Ltd * (Bermuda)	14,631	169,427
Gastar Exploration Ltd * (Canada)	35,364	58,704
Geospace Technologies Corp *	3,883	475,318
Gevo Inc *	19,191	40,877
Global Geophysical Services Inc *	12,016	66,208
Goodrich Petroleum Corp *	15,801	199,725
Green Plains Renewable Energy Inc *	15,382	90,139
Gulf Island Fabrication Inc	8,659	241,326
Gulfmark Offshore Inc ‘A’ *	16,350	540,204
Gulfport Energy Corp *	33,968	1,061,840
Halcon Resources Corp *	67,977	498,271
Hallador Energy Co	3,960	32,987
Harvest Natural Resources Inc *	22,800	203,376
Heckmann Corp *	81,295	341,439
Helix Energy Solutions Group Inc *	64,338	1,175,455
Hercules Offshore Inc *	96,544	471,135
Hornbeck Offshore Services Inc *	21,481	787,279
ION Geophysical Corp *	80,473	558,483
Isramco Inc *	613	71,108
Key Energy Services Inc *	92,091	644,637
KiOR Inc ‘A’ *	16,243	151,060
Knightsbridge Tankers Ltd (Bermuda)	15,129	99,095
Kodiak Oil & Gas Corp * (Canada)	160,548	1,502,729
Lufkin Industries Inc	20,445	1,100,350
Magnum Hunter Resources Corp *	89,843	398,903
Matador Resources Co *	8,425	87,536
Matrix Service Co *	15,735	166,319
McMoRan Exploration Co *	61,960	728,030
Midstates Petroleum Co Inc *	14,729	127,406
Miller Energy Resources Inc *	17,775	89,408
Mitcham Industries Inc *	7,757	123,569
Natural Gas Services Group Inc *	7,355	109,957
Newpark Resources Inc *	55,084	408,172
Nordic American Tankers Ltd (Bermuda)	32,580	328,406
Northern Oil & Gas Inc *	38,636	656,426
Oasis Petroleum Inc *	48,612	1,432,596
Overseas Shipholding Group Inc	15,318	101,099
Panhandle Oil & Gas Inc ‘A’	4,211	129,151
Parker Drilling Co *	71,415	302,085
PDC Energy Inc *	18,230	576,615
Penn Virginia Corp	27,975	173,445
PetroQuest Energy Inc *	34,209	229,542
PHI Inc *	7,881	247,936
Pioneer Energy Services Corp *	37,676	293,496
Quicksilver Resources Inc *	71,046	290,578
Renewable Energy Group Inc *	4,588	30,510
Rentech Inc *	79,157	194,726
Resolute Energy Corp *	29,173	258,765
REX American Resources Corp *	3,465	62,405
Rex Energy Corp *	26,282	350,865
RigNet Inc *	7,355	136,067
Rosetta Resources Inc *	32,194	1,542,093
Sanchez Energy Corp *	7,128	145,625
Saratoga Resources Inc *	12,017	65,853
Scorpio Tankers Inc *	23,047	138,282
SemGroup Corp ‘A’ *	25,733	948,261
Ship Finance International Ltd (Bermuda)	27,675	435,051
Solazyme Inc *	20,306	233,113
Stone Energy Corp *	30,205	758,750

	Shares	Value
Swift Energy Co *	26,152	$546,054
Synergy Resources Corp *	23,823	99,342
Targa Resources Corp	17,659	888,954
Teekay Tankers Ltd ‘A’	39,003	145,871
Tesco Corp * (Canada)	18,175	194,109
TETRA Technologies Inc *	47,164	285,342
TGC Industries Inc *	9,050	65,160
Triangle Petroleum Corp *	27,448	196,528
Union Drilling Inc *	8,461	54,912
Uranerz Energy Corp *	39,851	64,957
Uranium Energy Corp *	52,639	137,388
Vaalco Energy Inc *	35,202	300,977
Vantage Drilling Co * (Cayman)	117,757	216,673
Venoco Inc *	17,989	213,709
W&T Offshore Inc	21,190	397,948
Warren Resources Inc *	43,542	132,368
Western Refining Inc	35,221	922,086
Westmoreland Coal Co *	6,341	62,966
Willbros Group Inc *	23,866	128,160
ZaZa Energy Corp *	15,385	45,693

		44,761,602

Financials - 21.5%

1st Source Corp	9,029	201,076
1st United Bancorp Inc *	18,312	118,112
Acadia Realty Trust REIT	28,076	696,846
Access National Corp	4,589	62,686
AG Mortgage Investment Trust Inc REIT	13,801	333,018
Agree Realty Corp REIT	6,864	174,963
Alexander’s Inc REIT	1,272	543,767
Alliance Financial Corp	3,013	121,153
Alterra Capital Holdings Ltd (Bermuda)	52,348	1,253,211
American Assets Trust Inc REIT	20,224	541,801
American Capital Mortgage Investment Corp REIT	22,228	558,590
American Equity Investment Life Holding Co	36,523	424,762
American National Bankshares Inc	4,789	108,184
American Realty Capital Trust Inc REIT	96,912	1,136,778
American Safety Insurance Holdings Ltd * (Bermuda)	5,509	102,963
Ameris Bancorp *	14,617	184,028
AMERISAFE Inc *	11,087	300,901
Ames National Corp	5,159	107,514
AmREIT Inc ‘B’	1,703	25,238
AmTrust Financial Services Inc	16,456	421,603
Anworth Mortgage Asset Corp REIT	84,864	577,075
Apollo Commercial Real Estate Finance Inc REIT	10,223	177,267
Apollo Investment Corp	124,364	978,745
Apollo Residential Mortgage Inc	14,952	329,542
Ares Commercial Real Estate Corp	4,767	81,325
Argo Group International Holdings Ltd (Bermuda)	15,774	510,920
Arlington Asset Investment Corp ‘A’	6,672	159,194
ARMOUR Residential REIT Inc	181,533	1,390,543
Arrow Financial Corp	6,512	162,796
Artio Global Investors Inc	19,510	58,140
Ashford Hospitality Trust Inc REIT	33,024	277,402
Associated Estates Realty Corp REIT	30,302	459,378
Astoria Financial Corp	53,190	525,517
AV Homes Inc *	6,044	89,693
Baldwin & Lyons Inc ‘B’	5,685	135,928
BancFirst Corp	3,914	168,145
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	17,284	381,804
BancorpSouth Inc	57,742	851,117
Bank Mutual Corp	28,729	130,717
Bank of Kentucky Financial Corp	3,601	99,892
Bank of Marin Bancorp	3,101	131,824
Bank of the Ozarks Inc	17,893	616,772

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
BankFinancial Corp	13,302	$116,925
Banner Corp	11,745	318,289
Bar Harbor Bankshares	2,305	82,381
BBCN Bancorp Inc *	47,835	603,199
Beneficial Mutual Bancorp Inc *	19,933	190,559
Berkshire Bancorp Inc *	2,633	21,670
Berkshire Hills Bancorp Inc	13,462	308,011
BGC Partners Inc ‘A’	61,106	299,419
BlackRock Kelso Capital Corp	24,681	239,899
BofI Holding Inc *	6,123	159,504
Boston Private Financial Holdings Inc	47,719	457,625
Bridge Bancorp Inc	5,324	124,102
Bridge Capital Holdings *	5,711	88,292
Brookline Bancorp Inc	43,222	381,218
Bryn Mawr Bank Corp	7,122	159,818
BSB Bancorp Inc *	5,013	64,668
C&F Financial Corp	1,987	78,188
Calamos Asset Management Inc ‘A’	11,787	137,201
California First National Bancorp	1,474	27,181
Camden National Corp	4,775	176,866
Campus Crest Communities Inc REIT	23,604	254,923
Cape Bancorp Inc *	7,092	66,381
Capital Bank Financial Corp ‘A’ *	1,596	28,720
Capital City Bank Group Inc *	7,112	75,672
Capital Southwest Corp	1,850	207,107
CapLease Inc REIT	39,811	205,823
Capstead Mortgage Corp REIT	61,050	823,564
Cardinal Financial Corp	17,916	256,199
Cascade Bancorp *	3,653	19,288
Cash America International Inc	18,006	694,491
Cathay General Bancorp	48,039	829,153
Cedar Realty Trust Inc REIT	37,389	197,414
Center Bancorp Inc	7,598	90,568
Centerstate Banks Inc	18,426	164,360
Central Pacific Financial Corp *	13,307	190,290
Century Bancorp Inc ‘A’	2,158	68,883
Charter Financial Corp	4,223	41,174
Chatham Lodging Trust REIT	8,684	120,534
Chemical Financial Corp	16,895	408,859
Chesapeake Lodging Trust REIT	23,692	470,760
CIFC Corp *	4,453	32,596
Citizens & Northern Corp	7,653	150,075
Citizens Inc *	23,960	251,340
Citizens Republic Bancorp Inc *	24,479	473,669
City Holding Co	8,953	320,876
Clifton Savings Bancorp Inc	5,482	60,302
CNB Financial Corp	7,865	137,716
CNO Financial Group Inc	129,351	1,248,237
CoBiz Financial Inc	21,596	151,172
Cohen & Steers Inc	11,429	338,527
Colonial Properties Trust REIT	53,853	1,133,606
Colony Financial Inc REIT	24,449	476,267
Columbia Banking System Inc	24,316	450,819
Community Bank System Inc	24,164	681,183
Community Trust Bancorp Inc	8,604	305,743
Consolidated-Tomoka Land Co	2,564	84,330
Coresite Realty Corp REIT	12,632	340,306
Cousins Properties Inc REIT	55,742	442,591
Cowen Group Inc ‘A’ *	54,106	146,086
Crawford & Co ‘B’	15,889	79,604
Credit Acceptance Corp *	4,825	412,586
Crescent Financial Bancshares Inc *	1,776	8,081
CreXus Investment Corp REIT	41,169	445,037
CubeSmart REIT	75,370	970,012
CVB Financial Corp	54,097	645,918
CYS Investments Inc REIT	101,997	1,437,138
DCT Industrial Trust Inc REIT	151,413	979,642
DFC Global Corp *	26,883	461,043
Diamond Hill Investment Group Inc	1,659	127,212
DiamondRock Hospitality Co REIT	115,053	1,107,960

	Shares	Value
Dime Community Bancshares Inc	19,439	$280,699
Donegal Group Inc ‘A’	4,906	68,880
Doral Financial Corp *	78,282	73,640
Duff & Phelps Corp ‘A’	19,389	263,884
DuPont Fabros Technology Inc REIT	37,480	946,370
Dynex Capital Inc REIT	33,346	358,469
Eagle Bancorp Inc *	10,348	173,019
Eastern Insurance Holdings Inc	4,010	67,248
EastGroup Properties Inc REIT	17,458	928,766
Education Realty Trust Inc REIT	69,018	752,296
eHealth Inc *	11,908	223,513
EMC Insurance Group Inc	2,966	62,286
Employers Holdings Inc	11,612	212,848
Enstar Group Ltd * (Bermuda)	5,124	510,607
Enterprise Bancorp Inc	3,789	64,716
Enterprise Financial Services Corp	11,024	149,926
Entertainment Properties Trust REIT	28,689	1,274,652
Epoch Holding Corp	9,918	229,106
Equity One Inc REIT	33,561	706,795
ESB Financial Corp	6,112	85,324
ESSA Bancorp Inc	5,782	60,075
EverBank Financial Corp	13,691	188,525
Evercore Partners Inc ‘A’	17,644	476,388
Excel Trust Inc REIT	20,554	234,727
Ezcorp Inc ‘A’ *	29,398	674,096
F.N.B. Corp	85,644	960,069
Farmers National Banc Corp	11,302	73,011
FBL Financial Group Inc ‘A’	5,855	194,386
FBR & Co *	21,955	67,841
Federal Agricultural Mortgage Corp ‘C’	6,027	155,135
FelCor Lodging Trust Inc REIT *	76,128	360,847
Fidelity Southern Corp	5,884	55,663
Fidus Investment Corp	6,925	115,647
Fifth Street Finance Corp	55,393	608,215
Financial Engines Inc *	28,299	674,365
Financial Institutions Inc	8,576	159,857
First American Financial Corp	64,851	1,405,321
First Bancorp NC	9,362	107,944
First BanCorp PR *	43,210	190,988
First Busey Corp	46,426	226,559
First California Financial Group Inc *	14,009	97,503
First Cash Financial Services Inc *	17,569	808,350
First Commonwealth Financial Corp	64,491	454,662
First Community Bancshares Inc	10,776	164,442
First Connecticut Bancorp Inc	11,113	150,137
First Defiance Financial Corp	6,055	104,509
First Federal Bancshares of Arkansas Inc *	2,085	20,370
First Financial Bancorp	36,007	608,878
First Financial Bankshares Inc	19,301	695,415
First Financial Corp	6,932	217,249
First Financial Holdings Inc	10,310	133,927
First Financial Northwest Inc *	9,626	77,489
First Industrial Realty Trust Inc REIT *	59,519	782,080
First Interstate Bancsystem Inc	9,871	147,670
First Merchants Corp	17,471	262,240
First Midwest Bancorp Inc	45,853	575,455
First Pactrust Bancorp Inc	6,629	82,929
First Potomac Realty Trust REIT	31,314	403,324
FirstMerit Corp	67,352	992,095
Flagstone Reinsurance Holdings SA (Luxembourg)	33,121	284,509
Flushing Financial Corp	18,955	299,489
FNB United Corp *	6,133	72,860
Forestar Group Inc *	21,036	350,460
Fortegra Financial Corp *	4,323	34,281
Fox Chase Bancorp Inc	7,167	111,949
Franklin Financial Corp *	8,792	149,992
Franklin Street Properties Corp REIT	44,672	494,519
FXCM Inc ‘A’	14,039	134,072
Gain Capital Holdings Inc	9,213	45,420

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
GAMCO Investors Inc ‘A’	4,032	$200,592
German American Bancorp Inc	7,816	188,522
Getty Realty Corp REIT	15,637	280,684
GFI Group Inc	43,860	139,475
Glacier Bancorp Inc	44,013	685,723
Gladstone Capital Corp	13,292	116,305
Gladstone Commercial Corp REIT	6,414	117,120
Gladstone Investment Corp	13,979	109,316
Glimcher Realty Trust REIT	85,287	901,484
Global Indemnity PLC * (Ireland)	6,326	138,413
Golub Capital BDC Inc	8,995	143,020
Government Properties Income Trust REIT	22,769	532,795
Gramercy Capital Corp REIT *	27,855	83,844
Great Southern Bancorp Inc	6,326	195,537
Green Dot Corp ‘A’ *	14,757	180,478
Greenhill & Co Inc	17,782	920,218
Greenlight Capital Re Ltd ‘A’ * (Cayman)	17,149	424,438
GSV Capital Corp *	11,982	103,405
Guaranty Bancorp *	46,774	94,483
Gyrodyne Co of America Inc REIT *	703	76,367
Hallmark Financial Services Inc *	8,846	72,006
Hancock Holding Co	46,518	1,439,732
Hanmi Financial Corp *	19,341	247,758
Harris & Harris Group Inc *	19,130	72,503
Healthcare Realty Trust Inc REIT	47,688	1,099,208
Heartland Financial USA Inc	8,910	242,976
Hercules Technology Growth Capital Inc	30,902	340,231
Heritage Commerce Corp *	12,985	90,116
Heritage Financial Corp	9,680	145,490
Heritage Financial Group Inc	5,189	68,183
Heritage Oaks Bancorp *	12,273	70,692
Hersha Hospitality Trust REIT	106,213	520,444
HFF Inc ‘A’ *	20,196	300,920
Highwoods Properties Inc REIT	37,787	1,232,612
Hilltop Holdings Inc *	24,401	310,137
Hingham Institution for Savings	685	44,135
Home Bancorp Inc *	4,066	73,147
Home BancShares Inc	13,456	458,715
Home Federal Bancorp Inc	9,907	112,147
Home Loan Servicing Solutions Ltd (Cayman)	17,543	285,425
Homeowners Choice Inc	4,540	106,690
HomeStreet Inc *	2,736	104,132
HomeTrust Bancshares Inc *	8,300	109,975
Horace Mann Educators Corp	24,289	439,874
Horizon Bancorp	2,646	75,623
Horizon Technology Finance Corp	4,467	72,187
Hudson Pacific Properties Inc REIT	21,883	404,835
Hudson Valley Holding Corp	9,720	165,726
IBERIABANK Corp	18,031	825,820
ICG Group Inc *	22,571	229,321
Independence Holding Co	4,833	48,668
Independent Bank Corp	13,260	398,993
Infinity Property & Casualty Corp	7,240	437,224
Inland Real Estate Corp REIT	46,892	386,859
International Bancshares Corp	32,679	622,535
INTL FCStone Inc *	8,461	161,267
Invesco Mortgage Capital Inc REIT	70,824	1,425,687
Investment Technology Group Inc *	24,000	208,800
Investors Bancorp Inc *	26,843	489,616
Investors Real Estate Trust REIT	53,919	445,910
Investors Title Co	723	47,169
iStar Financial Inc REIT *	51,321	424,938
JMP Group Inc	10,448	57,360
Kaiser Federal Financial Group Inc	5,407	81,592
Kansas City Life Insurance Co	2,501	96,364
KBW Inc	21,434	353,018
KCAP Financial Inc	13,861	128,353
Kearny Financial Corp	9,197	89,579
Kennedy-Wilson Holdings Inc	26,042	363,807
Kite Realty Group Trust REIT	34,514	176,021

	Shares	Value
Knight Capital Group Inc ‘A’ *	110,002	$294,805
Ladenburg Thalmann Financial Services Inc *	65,093	85,923
Lakeland Bancorp Inc	17,680	182,988
Lakeland Financial Corp	9,972	275,227
LaSalle Hotel Properties REIT	52,487	1,400,878
Lexington Realty Trust REIT	72,568	701,007
LTC Properties Inc REIT	18,654	594,130
Maiden Holdings Ltd (Bermuda)	31,251	277,821
Main Street Capital Corp	17,119	505,182
MainSource Financial Group Inc	12,382	158,985
Manning & Napier Inc	8,395	102,335
MarketAxess Holdings Inc	22,326	705,502
Marlin Business Services Corp	4,961	105,223
MB Financial Inc	33,345	658,564
MCG Capital Corp	47,784	220,284
Meadowbrook Insurance Group Inc	31,291	240,628
Medallion Financial Corp	11,508	135,909
Medical Properties Trust Inc REIT	82,768	864,926
Medley Capital Corp	14,138	198,922
Mercantile Bank Corp *	5,303	90,893
Merchants Bancshares Inc	2,979	88,029
Meridian Interstate Bancorp Inc *	5,108	84,282
Metro Bancorp Inc *	8,510	107,822
MetroCorp Bancshares Inc *	9,796	103,740
MGIC Investment Corp *	116,967	178,960
MicroFinancial Inc	5,338	48,843
Middleburg Financial Corp	3,206	56,939
Midsouth Bancorp Inc	5,234	84,738
MidWestOne Financial Group Inc	4,093	88,163
Mission West Properties Inc REIT	11,029	95,952
Monmouth Real Estate Investment Corp ‘A’ REIT	25,082	280,668
Montpelier Re Holdings Ltd (Bermuda)	30,676	678,860
MVC Capital Inc	14,844	190,003
NASB Financial Inc *	2,528	62,796
National Bankshares Inc	4,400	146,080
National Financial Partners Corp *	24,842	419,830
National Health Investors Inc REIT	14,965	769,800
National Interstate Corp	3,922	101,188
National Penn Bancshares Inc	75,599	688,707
National Western Life Insurance Co ‘A’	1,279	183,217
Nationstar Mortgage Holdings Inc *	11,762	390,263
NBT Bancorp Inc	20,322	448,507
Nelnet Inc ‘A’	14,736	349,833
Netspend Holdings Inc *	19,303	189,748
New Mountain Finance Corp	7,771	115,166
New York Mortgage Trust Inc REIT	19,529	137,679
NewStar Financial Inc *	16,283	195,233
NGP Capital Resources Co	13,642	101,769
Nicholas Financial Inc (Canada)	6,096	78,699
Northfield Bancorp Inc	8,852	141,809
Northrim BanCorp Inc	3,956	79,674
NorthStar Realty Finance Corp REIT	82,615	525,431
Northwest Bancshares Inc	59,486	727,514
OceanFirst Financial Corp	8,718	127,893
Ocwen Financial Corp *	65,615	1,798,507
Old National Bancorp	61,515	837,219
Omega Healthcare Investors Inc REIT	64,880	1,474,722
OmniAmerican Bancorp Inc *	6,945	157,860
One Liberty Properties Inc REIT	7,144	133,236
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	14,305	192,259
Oppenheimer Holdings Inc ‘A’	6,358	101,410
Oriental Financial Group Inc	24,962	262,600
Oritani Financial Corp	27,861	419,308
Pacific Capital Bancorp *	2,583	118,560
Pacific Continental Corp	11,431	102,079
Pacific Mercantile Bancorp *	6,540	42,772
PacWest Bancorp	18,589	434,425
Park National Corp	6,993	489,650

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Park Sterling Corp *	19,771	$97,669
Parkway Properties Inc REIT	9,511	127,162
Peapack Gladstone Financial Corp	5,414	88,465
Pebblebrook Hotel Trust REIT	35,137	821,854
PennantPark Investment Corp	35,047	371,849
Penns Woods Bancorp Inc	2,465	109,273
Pennsylvania REIT	34,241	543,062
PennyMac Mortgage Investment Trust REIT	35,994	841,180
Peoples Bancorp Inc	6,599	151,051
Peoples Federal Bancshares Inc	3,551	61,361
PHH Corp *	34,582	703,744
PICO Holdings Inc *	13,781	314,482
Pinnacle Financial Partners Inc *	21,067	407,014
Piper Jaffray Cos *	9,288	236,380
Platinum Underwriters Holdings Ltd (Bermuda)	21,322	871,430
Potlatch Corp REIT	24,613	919,788
Preferred Bank *	7,235	102,592
Presidential Life Corp	13,183	183,639
Primerica Inc	28,531	817,128
PrivateBancorp Inc	36,811	588,608
Prospect Capital Corp	91,042	1,048,804
Prosperity Bancshares Inc	28,973	1,234,829
Provident Financial Holdings Inc	5,836	82,930
Provident Financial Services Inc	36,745	580,204
Provident New York Bancorp	23,989	225,736
PS Business Parks Inc REIT	11,189	747,649
Pzena Investment Management Inc ‘A’	6,402	33,354
Radian Group Inc	81,625	354,252
RAIT Financial Trust REIT	30,487	160,057
Ramco-Gershenson Properties Trust REIT	28,373	355,514
Redwood Trust Inc REIT	48,244	697,608
Regional Management Corp *	2,992	51,612
Renasant Corp	15,552	304,897
Republic Bancorp Inc ‘A’	6,178	135,607
Resource America Inc ‘A’	7,465	51,061
Resource Capital Corp REIT	60,268	354,376
Retail Opportunity Investments Corp REIT	30,748	395,727
RLI Corp	12,990	865,913
RLJ Lodging Trust REIT	65,476	1,238,151
Rockville Financial Inc	17,688	216,678
Roma Financial Corp	4,779	42,533
Rouse Properties Inc REIT	13,465	193,223
S&T Bancorp Inc	17,681	311,362
S.Y. Bancorp Inc	7,558	178,822
Sabra Health Care REIT Inc	22,648	453,186
Safeguard Scientifics Inc *	12,662	198,667
Safety Insurance Group Inc	7,869	361,030
Sandy Spring Bancorp Inc	14,869	286,228
Saul Centers Inc REIT	4,565	202,686
SCBT Financial Corp	9,257	372,872
SeaBright Holdings Inc	12,422	136,642
Seacoast Banking Corp of Florida *	45,182	71,839
Select Income REIT	5,519	135,878
Selective Insurance Group Inc	33,673	639,450
SI Financial Group Inc	6,377	74,738
Sierra Bancorp	7,482	91,729
Simmons First National Corp ‘A’	10,403	253,365
Solar Capital Ltd	23,855	546,757
Solar Senior Capital Ltd	5,947	106,511
Southside Bancshares Inc	10,795	235,439
Southwest Bancorp Inc *	11,971	129,885
Sovran Self Storage Inc REIT	17,717	1,024,928
STAG Industrial Inc REIT	18,770	305,200
Starwood Property Trust Inc REIT	71,108	1,654,683
State Auto Financial Corp	9,073	148,706
State Bank Financial Corp	19,325	318,669
StellarOne Corp	14,156	186,293
Sterling Bancorp	19,225	190,712
Sterling Financial Corp	16,387	364,938

	Shares	Value
Stewart Information Services Corp	11,232	$226,212
Stifel Financial Corp *	32,844	1,103,558
Strategic Hotels & Resorts Inc REIT *	110,272	662,735
Suffolk Bancorp *	5,990	87,813
Summit Hotel Properties Inc REIT	18,806	160,603
Sun Bancorp Inc *	24,849	83,741
Sun Communities Inc REIT	17,923	790,763
Sunstone Hotel Investors Inc REIT *	83,743	921,173
Susquehanna Bancshares Inc	114,643	1,199,166
SWS Group Inc *	17,967	109,778
Symetra Financial Corp	47,266	581,372
Taylor Capital Group Inc *	10,146	173,700
TCP Capital Corp	3,586	57,233
Tejon Ranch Co *	7,931	238,247
Terreno Realty Corp REIT	8,120	128,296
Territorial Bancorp Inc	6,672	153,122
Texas Capital Bancshares Inc *	24,472	1,216,503
The Bancorp Inc *	17,963	184,480
The First Bancorp Inc	5,623	98,684
The First Marblehead Corp *	34,457	36,180
The First of Long Island Corp	4,809	148,165
The Navigators Group Inc *	6,104	300,469
The Phoenix Cos Inc *	3,554	109,001
THL Credit Inc	8,952	125,597
Thomas Properties Group Inc	19,715	114,741
TICC Capital Corp	25,437	264,545
Tompkins Financial Corp	6,723	272,416
Tower Group Inc	21,327	413,531
TowneBank	16,359	250,783
Tree.com Inc *	3,831	60,032
Triangle Capital Corp	16,928	434,372
TriCo Bancshares	9,984	165,036
TrustCo Bank Corp NY	58,372	333,888
Trustmark Corp	39,608	964,059
Two Harbors Investment Corp REIT	171,017	2,009,450
UMB Financial Corp	19,717	959,824
UMH Properties Inc REIT	8,354	99,997
Umpqua Holdings Corp	68,425	881,998
Union First Market Bankshares Corp	12,530	194,967
United Bankshares Inc	15,589	388,322
United Community Banks Inc *	25,531	214,205
United Financial Bancorp Inc	9,472	137,060
United Fire Group Inc	12,406	311,639
Universal Health Realty Income Trust REIT	7,164	329,401
Universal Insurance Holdings Inc	12,379	47,659
Univest Corp of Pennsylvania	10,554	189,972
Urstadt Biddle Properties Inc ‘A’ REIT	14,042	284,070
ViewPoint Financial Group	20,318	389,496
Virginia Commerce Bancorp Inc *	16,660	145,775
Virtus Investment Partners Inc *	3,708	318,888
Walker & Dunlop Inc *	7,326	112,601
Walter Investment Management Corp *	17,454	645,973
Washington Banking Co	9,708	137,562
Washington REIT	40,502	1,086,264
Washington Trust Bancorp Inc	8,862	232,805
Waterstone Financial Inc *	4,396	22,815
Webster Financial Corp	44,027	1,043,440
WesBanco Inc	14,289	295,925
West Bancorp Inc	9,690	116,764
West Coast Bancorp *	10,269	231,258
Westamerica Bancorp	17,007	800,179
Western Alliance Bancorp *	42,698	435,520
Western Asset Mortgage Capital Corp REIT	4,886	108,469
Westfield Financial Inc	15,073	112,897
Westwood Holdings Group Inc	4,146	161,735
Whitestone REIT	8,089	106,775
Wilshire Bancorp Inc *	37,858	238,505
Winthrop Realty Trust REIT	17,854	192,466
Wintrust Financial Corp	22,177	833,190
WisdomTree Investments Inc *	36,020	241,334

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
World Acceptance Corp *	6,393	$431,208
WSFS Financial Corp	4,675	192,984
Zillow Inc ‘A’ *	2,067	87,186

		159,958,306

Health Care - 13.3%

Abaxis Inc *	13,216	474,719
ABIOMED Inc *	20,398	428,154
Acadia Healthcare Co Inc *	14,118	336,714
Accretive Health Inc *	34,253	382,263
Accuray Inc *	43,349	306,911
Achillion Pharmaceuticals Inc *	36,041	375,187
Acorda Therapeutics Inc *	24,352	623,655
Acura Pharmaceuticals Inc *	6,687	11,635
Aegerion Pharmaceuticals Inc *	15,090	223,634
Affymax Inc *	22,039	464,141
Affymetrix Inc *	43,023	186,290
Agenus Inc *	14,863	68,518
Air Methods Corp *	7,823	933,832
Akorn Inc *	34,624	457,729
Align Technology Inc *	43,787	1,618,805
Alkermes PLC * (Ireland)	74,417	1,544,153
Almost Family Inc *	5,047	107,400
Alnylam Pharmaceuticals Inc *	28,283	531,438
Alphatec Holdings Inc *	32,994	54,440
AMAG Pharmaceuticals Inc *	12,598	223,489
Amedisys Inc *	18,553	256,217
Amicus Therapeutics Inc *	18,565	96,538
AMN Healthcare Services Inc *	25,226	253,774
Ampio Pharmaceuticals Inc *	15,256	59,498
AmSurg Corp *	19,275	547,024
Anacor Pharmaceuticals Inc *	8,719	57,371
Analogic Corp	7,477	584,477
AngioDynamics Inc *	14,808	180,658
Anika Therapeutics Inc *	7,259	109,030
Antares Pharma Inc *	56,240	245,206
Arena Pharmaceuticals Inc *	132,047	1,098,631
ArQule Inc *	35,747	182,667
Array BioPharma Inc *	54,157	317,360
ArthroCare Corp *	16,812	544,709
Assisted Living Concepts Inc ‘A’	12,037	91,842
Astex Pharmaceuticals Inc *	57,071	175,208
athenahealth Inc *	21,818	2,002,238
AtriCure Inc *	9,271	68,976
Atrion Corp	950	210,425
Auxilium Pharmaceuticals Inc *	29,519	722,035
AVANIR Pharmaceuticals Inc ‘A’ *	83,630	267,616
AVEO Pharmaceuticals Inc *	23,878	248,570
BG Medicine Inc *	6,710	24,693
Bio-Reference Labs Inc *	15,014	429,100
BioCryst Pharmaceuticals Inc *	30,318	128,548
BioDelivery Sciences International Inc *	12,921	81,661
BioScrip Inc *	27,136	247,209
BioSpecifics Technologies Corp *	2,866	55,658
Biotime Inc *	18,809	78,998
Cadence Pharmaceuticals Inc *	36,889	144,605
Cambrex Corp *	17,960	210,671
Cantel Medical Corp	12,905	349,467
Capital Senior Living Corp *	17,438	252,328
Cardiovascular Systems Inc *	9,912	114,583
Celldex Therapeutics Inc *	36,381	229,200
Cempra Inc *	2,230	16,614
Centene Corp *	31,364	1,173,327
Cepheid Inc *	39,951	1,378,709
Cerus Corp *	33,374	113,472
Chemed Corp	11,716	811,802
ChemoCentryx Inc *	3,164	36,797
Chindex International Inc *	6,928	71,566
Clovis Oncology Inc *	8,398	171,739
Codexis Inc *	16,514	50,037

	Shares	Value
Computer Programs & Systems Inc	6,716	$373,074
Conceptus Inc *	19,094	387,799
CONMED Corp	17,201	490,228
Corcept Therapeutics Inc *	29,785	83,100
Cornerstone Therapeutics Inc *	4,748	24,357
Coronado Biosciences Inc *	10,681	55,541
Corvel Corp *	3,836	171,661
Cross Country Healthcare Inc *	16,864	79,598
CryoLife Inc	16,990	114,173
Cubist Pharmaceuticals Inc *	38,533	1,837,253
Cumberland Pharmaceuticals Inc *	7,044	45,504
Curis Inc *	48,754	201,842
Cyberonics Inc *	16,824	881,914
Cynosure Inc ‘A’ *	5,944	156,803
Cytori Therapeutics Inc *	33,861	149,327
Dendreon Corp *	82,146	396,765
Depomed Inc *	34,371	203,133
Derma Sciences Inc *	5,600	58,128
DexCom Inc *	41,799	628,239
Discovery Laboratories Inc *	26,394	86,572
Durata Therapeutics Inc *	2,750	25,850
Dusa Pharmaceuticals Inc *	13,709	93,084
Dyax Corp *	59,684	155,178
Dynavax Technologies Corp *	106,299	505,983
Emergent BioSolutions Inc *	15,861	225,385
Emeritus Corp *	18,724	392,081
Endocyte Inc *	18,233	181,783
Endologix Inc *	33,741	466,301
EnteroMedics Inc *	16,592	60,561
Enzon Pharmaceuticals Inc *	25,809	179,631
Epocrates Inc *	11,189	130,352
Exact Sciences Corp *	38,744	426,571
Exactech Inc *	5,139	91,628
ExamWorks Group Inc *	17,968	268,083
Exelixis Inc *	111,419	537,040
Five Star Quality Care Inc *	12,333	63,022
Fluidigm Corp *	14,559	247,503
Furiex Pharmaceuticals Inc *	4,615	88,054
Genomic Health Inc *	9,723	337,291
Gentiva Health Services Inc *	18,604	210,597
Geron Corp *	80,137	136,233
Globus Medical Inc ‘A’ *	5,681	102,428
Greatbatch Inc *	14,310	348,162
Greenway Medical Technologies Inc *	4,706	80,473
GTx Inc *	16,324	74,764
Haemonetics Corp *	15,400	1,235,080
Halozyme Therapeutics Inc *	54,712	413,623
Hanger Inc *	20,809	593,681
Hansen Medical Inc *	34,747	67,757
Harvard Bioscience Inc *	15,412	65,193
HealthSouth Corp *	58,260	1,401,736
HealthStream Inc *	11,904	338,788
Healthways Inc *	20,316	237,900
HeartWare International Inc *	8,568	809,590
Hi-Tech Pharmacal Co Inc *	6,598	218,460
HMS Holdings Corp *	52,305	1,748,556
Horizon Pharma Inc *	21,212	73,606
Hyperion Therapeutics Inc *	1,759	18,698
ICU Medical Inc *	7,600	459,648
Idenix Pharmaceuticals Inc *	54,892	250,856
ImmunoCellular Therapeutics Ltd *	24,513	68,882
ImmunoGen Inc *	51,082	745,797
Immunomedics Inc *	40,133	140,867
Impax Laboratories Inc *	40,789	1,058,882
Infinity Pharmaceuticals Inc *	14,663	345,314
Insulet Corp *	29,131	628,647
Integra LifeSciences Holdings Corp *	11,849	486,994
InterMune Inc *	39,767	356,710
Invacare Corp	19,236	271,997
IPC The Hospitalist Co Inc *	10,085	460,884

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
IRIS International Inc *	9,700	$189,344
Ironwood Pharmaceuticals Inc ‘A’ *	45,660	583,535
Isis Pharmaceuticals Inc *	61,110	859,818
Jazz Pharmaceuticals PLC * (Ireland)	25,292	1,441,897
Keryx Biopharmaceuticals Inc *	44,071	124,280
Kindred Healthcare Inc *	32,199	366,425
Landauer Inc	5,648	337,299
Lannett Co Inc *	9,812	47,392
Lexicon Pharmaceuticals Inc *	122,391	283,947
LHC Group Inc *	9,539	176,185
Ligand Pharmaceuticals Inc ‘B’ *	10,766	184,637
Luminex Corp *	25,355	492,901
Magellan Health Services Inc *	16,601	856,778
MAKO Surgical Corp *	22,005	383,107
MannKind Corp *	69,359	199,754
MAP Pharmaceuticals Inc *	17,125	266,636
Masimo Corp *	30,383	734,661
Maxygen Inc	17,008	44,901
MedAssets Inc *	35,476	631,473
Medicis Pharmaceutical Corp ‘A’	34,954	1,512,460
Medidata Solutions Inc *	13,503	560,374
Mediware Information Systems *	2,039	44,674
Merge Healthcare Inc *	36,727	140,664
Meridian Bioscience Inc	25,148	482,339
Merit Medical Systems Inc *	25,531	381,178
Merrimack Pharmaceuticals Inc *	9,197	86,268
Metropolitan Health Networks Inc *	27,255	254,562
Molina Healthcare Inc *	18,293	460,069
Momenta Pharmaceuticals Inc *	28,488	415,070
MWI Veterinary Supply Inc *	7,764	828,264
National Healthcare Corp	6,487	309,689
National Research Corp	1,523	76,561
Natus Medical Inc *	17,884	233,744
Navidea Biopharmaceuticals Inc *	59,490	163,597
Nektar Therapeutics *	69,901	746,543
Neogen Corp *	14,340	612,318
Neurocrine Biosciences Inc *	40,707	324,842
NewLink Genetics Corp *	7,792	126,464
Novavax Inc *	71,647	154,758
NPS Pharmaceuticals Inc *	52,374	484,459
NuVasive Inc *	26,345	603,564
NxStage Medical Inc *	29,931	395,389
Obagi Medical Products Inc *	11,256	139,687
Omeros Corp *	15,386	144,628
Omnicell Inc *	20,265	281,683
OncoGenex Pharmaceutical Inc *	8,909	126,241
Oncothyreon Inc *	34,973	179,761
Opko Health Inc *	64,728	270,563
Optimer Pharmaceuticals Inc *	28,887	407,884
OraSure Technologies Inc *	33,173	368,884
Orexigen Therapeutics Inc *	37,304	213,006
Orthofix International NV * (Netherlands)	11,375	509,031
Osiris Therapeutics Inc *	10,047	111,019
Owens & Minor Inc	38,646	1,154,742
Pacific Biosciences of California Inc *	23,908	43,752
Pacira Pharmaceuticals Inc *	11,348	197,455
Pain Therapeutics Inc *	22,527	113,761
Palomar Medical Technologies Inc *	11,849	111,855
Par Pharmaceutical Cos Inc *	22,352	1,117,153
PAREXEL International Corp *	36,426	1,120,464
PDI Inc *	5,898	47,007
PDL BioPharma Inc	85,401	656,734
Pernix Therapeutics Holdings *	5,482	40,841
Pharmacyclics Inc *	33,149	2,138,110
PharMerica Corp *	17,878	226,335
PhotoMedex Inc *	8,022	112,789
POZEN Inc *	16,218	107,525
Progenics Pharmaceuticals Inc *	18,665	53,569
PSS World Medical Inc *	30,632	697,797
Quality Systems Inc	24,078	446,647

	Shares	Value
Questcor Pharmaceuticals Inc *	32,885	$608,372
Quidel Corp *	17,121	324,101
Raptor Pharmaceutical Corp *	29,994	166,767
Repligen Corp *	18,892	112,596
Repros Therapeutics Inc *	9,158	139,476
Rigel Pharmaceuticals Inc *	43,525	446,131
Rochester Medical Corp *	6,317	74,604
Rockwell Medical Technologies Inc *	12,797	104,551
RTI Biologics Inc *	33,648	140,312
Sagent Pharmaceuticals Inc *	5,779	92,175
Sangamo Biosciences Inc *	31,987	194,481
Santarus Inc *	33,773	299,904
SciClone Pharmaceuticals Inc *	35,006	194,283
Seattle Genetics Inc *	57,872	1,559,650
Select Medical Holdings Corp *	21,349	239,749
Sequenom Inc *	69,866	246,627
SIGA Technologies Inc *	20,994	67,181
Skilled Healthcare Group Inc ‘A’ *	11,867	76,305
Solta Medical Inc *	41,625	130,703
Spectranetics Corp *	20,895	308,201
Spectrum Pharmaceuticals Inc *	36,281	424,488
Staar Surgical Co *	22,557	170,531
STERIS Corp	35,205	1,248,721
Sucampo Pharmaceuticals Inc ‘A’ *	6,864	34,526
Sun Healthcare Group Inc *	15,473	130,979
Sunesis Pharmaceuticals Inc *	16,324	92,231
Sunrise Senior Living Inc *	35,649	508,711
Supernus Pharmaceuticals Inc *	2,002	23,123
SurModics Inc *	7,838	158,484
Symmetry Medical Inc *	22,084	218,411
Synageva BioPharma Corp *	6,391	341,471
Synergy Pharmaceuticals Inc *	25,227	120,585
Synta Pharmaceuticals Corp *	22,927	174,704
Targacept Inc *	16,884	82,563
Team Health Holdings Inc *	17,244	467,830
TESARO Inc *	2,478	35,262
The Ensign Group Inc	10,706	327,657
The Medicines Co *	33,636	868,145
The Providence Service Corp *	7,949	103,258
Theravance Inc *	36,946	957,271
Threshold Pharmaceuticals Inc *	27,796	201,243
Tornier NV * (Netherlands)	9,290	176,045
Transcept Pharmaceuticals Inc *	7,802	41,429
Triple-S Management Corp ‘B’ *	11,819	247,017
Trius Therapeutics Inc *	15,065	87,829
U.S. Physical Therapy Inc	7,261	200,621
Unilife Corp *	47,481	148,141
Universal American Corp *	23,168	214,072
Utah Medical Products Inc	1,912	64,989
Vanda Pharmaceuticals Inc *	17,293	69,691
Vanguard Health Systems Inc *	19,232	237,900
Vascular Solutions Inc *	9,535	141,213
Ventrus Biosciences Inc *	7,712	27,609
Verastem Inc *	3,788	35,569
Vical Inc *	45,912	198,340
ViroPharma Inc *	42,445	1,282,688
Vivus Inc *	60,775	1,083,010
Vocera Communications Inc *	4,233	130,842
Volcano Corp *	32,452	927,154
WellCare Health Plans Inc *	26,263	1,485,173
West Pharmaceutical Services Inc	20,608	1,093,667
Wright Medical Group Inc *	23,934	529,181
XenoPort Inc *	26,044	298,464
XOMA Corp *	41,904	154,626
Young Innovations Inc	3,251	127,114
Zeltiq Aesthetics Inc *	10,443	58,899
ZIOPHARM Oncology Inc *	40,894	222,872
Zogenix Inc *	32,413	86,219

		98,523,636

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Industrials - 14.5%

A.O. Smith Corp	23,722	$1,364,964
A123 Systems Inc *	66,054	16,514
AAON Inc	11,432	225,096
AAR Corp	24,575	403,521
ABM Industries Inc	32,680	618,632
Acacia Research Corp *	30,270	829,701
ACCO Brands Corp *	68,866	446,940
Accuride Corp *	29,084	135,531
Aceto Corp	16,262	153,676
Acorn Energy Inc	11,056	98,620
Actuant Corp ‘A’	44,334	1,268,839
Acuity Brands Inc	25,782	1,631,743
Aegion Corp *	23,887	457,675
Aerovironment Inc *	10,461	245,520
Air Transport Services Group Inc *	32,875	144,650
Aircastle Ltd (Bermuda)	35,731	404,832
Alamo Group Inc	4,263	144,004
Alaska Air Group Inc *	43,410	1,521,955
Albany International Corp ‘A’	16,757	368,151
Allegiant Travel Co *	9,109	577,146
Altra Holdings Inc	16,157	294,057
AMERCO	5,278	561,368
Ameresco Inc ‘A’ *	12,318	145,476
American Railcar Industries Inc *	5,732	162,445
American Reprographics Co *	22,565	96,353
American Science & Engineering Inc	5,133	336,776
American Superconductor Corp *	24,275	100,741
American Woodmark Corp *	5,855	116,924
Ampco-Pittsburgh Corp	5,232	96,530
API Technologies Corp *	19,742	56,660
Apogee Enterprises Inc	17,090	335,306
Applied Industrial Technologies Inc	25,680	1,063,922
Argan Inc	6,021	105,066
Arkansas Best Corp	15,535	123,037
Asset Acceptance Capital Corp *	9,865	73,593
Asta Funding Inc	6,358	59,702
Astec Industries Inc *	12,146	383,935
Astronics Corp *	6,362	195,950
AT Cross Co ‘A’ *	5,760	57,427
Atlas Air Worldwide Holdings Inc *	16,041	828,197
Avis Budget Group Inc *	64,825	997,008
AZZ Inc	15,387	584,398
Barnes Group Inc	33,108	828,031
Barrett Business Services Inc	4,294	116,367
Beacon Roofing Supply Inc *	28,542	813,447
Belden Inc	27,683	1,020,949
Blount International Inc *	29,617	389,760
BlueLinx Holdings Inc *	14,466	33,850
Brady Corp ‘A’	29,871	874,623
Briggs & Stratton Corp	29,604	552,707
Builders FirstSource Inc *	27,924	144,926
CAI International Inc *	7,888	161,862
Capstone Turbine Corp *	183,998	183,998
Cascade Corp	5,579	305,394
Casella Waste Systems Inc ‘A’ *	15,299	65,480
CBIZ Inc *	22,859	137,611
CDI Corp	8,489	144,568
Ceco Environmental Corp	4,322	42,226
Celadon Group Inc	12,255	196,938
Cenveo Inc *	33,514	76,747
Ceradyne Inc	14,829	362,272
Chart Industries Inc *	18,220	1,345,547
CIRCOR International Inc	10,555	398,451
CLARCOR Inc	30,553	1,363,580
Coleman Cable Inc	5,021	48,402
Columbus McKinnon Corp *	11,691	176,651
Comfort Systems USA Inc	23,146	252,986
Commercial Vehicle Group Inc *	15,208	111,779

	Shares	Value
Compx International Inc	349	$5,298
Consolidated Graphics Inc *	4,918	128,311
Courier Corp	6,008	73,418
CPI Aerostructures Inc *	3,978	43,122
CRA International Inc *	6,026	104,129
Cubic Corp	9,687	484,931
Curtiss-Wright Corp	28,516	932,473
Deluxe Corp	31,006	947,543
DigitalGlobe Inc *	22,046	449,518
Dollar Thrifty Automotive Group Inc *	17,080	1,484,764
Douglas Dynamics Inc	13,581	200,863
DXP Enterprises Inc *	5,344	255,283
Dycom Industries Inc *	20,453	294,114
Dynamic Materials Corp	8,156	122,503
Echo Global Logistics Inc *	9,007	154,470
Edgen Group Inc *	9,203	71,323
EMCOR Group Inc	40,678	1,160,950
Encore Capital Group Inc *	13,552	382,980
Encore Wire Corp	10,041	293,800
Energy Recovery Inc *	27,633	81,794
EnergySolutions Inc *	48,693	132,932
EnerNOC Inc *	15,086	195,816
EnerSys *	29,190	1,030,115
Ennis Inc	15,860	260,263
Enphase Energy Inc *	4,734	19,599
EnPro Industries Inc *	12,498	450,053
ESCO Technologies Inc	16,278	632,400
Esterline Technologies Corp *	18,660	1,047,572
Exponent Inc *	8,115	463,285
Federal Signal Corp *	37,817	239,003
Flow International Corp *	28,746	106,360
Forward Air Corp	17,713	538,652
Franklin Covey Co *	8,607	103,284
Franklin Electric Co Inc	14,234	861,015
FreightCar America Inc	7,307	129,992
FTI Consulting Inc *	25,431	678,499
FuelCell Energy Inc *	92,736	81,608
Furmanite Corp *	22,546	128,061
G&K Services Inc ‘A’	11,590	362,883
Genco Shipping & Trading Ltd *	19,548	71,937
GenCorp Inc *	36,376	345,208
Generac Holdings Inc	15,066	344,861
Genesee & Wyoming Inc ‘A’ *	26,904	1,798,801
GeoEye Inc *	9,214	243,526
Gibraltar Industries Inc *	18,541	237,696
Global Power Equipment Group Inc	10,220	188,968
GP Strategies Corp *	9,061	175,059
Graham Corp	5,993	108,294
Granite Construction Inc	23,594	677,620
Great Lakes Dredge & Dock Co	35,656	274,551
Griffon Corp	27,638	284,671
H&E Equipment Services Inc	17,294	209,603
Hardinge Inc	7,084	72,611
Hawaiian Holdings Inc *	31,105	173,877
Healthcare Services Group Inc	40,943	936,366
Heartland Express Inc	29,154	389,497
HEICO Corp	32,067	1,240,672
Heidrick & Struggles International Inc	10,887	138,700
Heritage-Crystal Clean Inc *	4,716	93,613
Herman Miller Inc	35,414	688,448
Hexcel Corp *	60,655	1,456,933
Hill International Inc *	13,277	57,888
HNI Corp	27,764	708,260
Houston Wire & Cable Co	10,791	116,111
Hub Group Inc ‘A’ *	22,472	666,969
Hudson Global Inc *	20,023	89,303
Hurco Cos Inc *	3,894	89,095
Huron Consulting Group Inc *	13,904	484,137
ICF International Inc *	12,038	241,964
II-VI Inc *	32,046	609,515

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
InnerWorkings Inc *	19,598	$255,166
Insperity Inc	13,763	347,240
Insteel Industries Inc	10,648	124,901
Interface Inc	35,689	471,452
International Shipholding Corp	3,289	55,485
Intersections Inc	5,392	56,832
JetBlue Airways Corp *	142,074	680,534
John Bean Technologies Corp	17,575	287,000
Kadant Inc *	7,082	164,232
Kaman Corp	16,046	575,410
Kaydon Corp	19,555	436,859
Kelly Services Inc ‘A’	16,249	204,737
Kforce Inc *	17,618	207,716
Kimball International Inc ‘B’	20,152	246,257
Knight Transportation Inc	35,093	501,830
Knoll Inc	29,119	406,210
Korn/Ferry International *	29,061	445,505
Kratos Defense & Security Solutions Inc *	24,207	141,369
Layne Christensen Co *	12,054	236,379
LB Foster Co ‘A’	5,538	179,099
Lindsay Corp	7,740	557,048
LMI Aerospace Inc *	5,547	113,381
LSI Industries Inc	11,883	80,091
Lydall Inc *	10,403	146,578
Marten Transport Ltd	9,445	165,949
MasTec Inc *	33,351	657,015
McGrath RentCorp	15,073	393,255
Meritor Inc *	58,418	247,692
Met-Pro Corp	8,934	79,959
Metalico Inc *	24,490	62,694
Michael Baker Corp *	5,335	127,293
Miller Industries Inc	6,789	108,963
Mine Safety Appliances Co	16,845	627,813
Mistras Group Inc *	9,584	222,349
Mobile Mini Inc *	23,248	388,474
Moog Inc ‘A’ *	27,507	1,041,690
Mueller Industries Inc	16,438	747,436
Mueller Water Products Inc ‘A’	95,588	468,381
Multi-Color Corp	8,273	191,603
MYR Group Inc *	12,429	247,959
National Presto Industries Inc	2,934	213,830
Navigant Consulting Inc *	31,457	347,600
NCI Building Systems Inc *	11,229	112,627
NL Industries Inc	4,109	47,212
NN Inc *	10,246	86,989
Nortek Inc *	4,663	255,206
Northwest Pipe Co *	5,661	139,544
Odyssey Marine Exploration Inc *	44,372	140,216
Old Dominion Freight Line Inc *	43,371	1,308,069
Omega Flex Inc *	1,637	17,369
On Assignment Inc *	26,205	522,004
Orbital Sciences Corp *	35,914	522,908
Orion Marine Group Inc *	16,460	122,298
Pacer International Inc *	21,431	85,295
Park-Ohio Holdings Corp *	5,403	117,083
Patrick Industries Inc *	2,548	39,418
Patriot Transportation Holding Inc *	3,814	106,334
Pendrell Corp *	98,391	111,182
Performant Financial Corp *	5,025	53,617
PGT Inc *	11,950	39,196
Pike Electric Corp *	10,684	84,938
PMFG Inc *	12,579	101,764
Portfolio Recovery Associates Inc *	10,452	1,091,502
Powell Industries Inc *	5,391	208,470
Preformed Line Products Co	1,477	80,216
Primoris Services Corp	18,136	236,675
Proto Labs Inc *	3,015	101,967
Quad/Graphics Inc	15,302	259,522
Quality Distribution Inc *	13,135	121,499
Quanex Building Products Corp	22,513	424,145

	Shares	Value
RailAmerica Inc *	11,675	$320,712
Rand Logistics Inc *	10,466	78,809
Raven Industries Inc	22,134	651,404
RBC Bearings Inc *	13,430	645,983
Republic Airways Holdings Inc *	29,364	135,955
Resources Connection Inc	25,915	339,746
Rexnord Corp *	17,608	320,818
Roadrunner Transportation Systems Inc *	7,812	126,398
Robbins & Myers Inc	23,453	1,397,799
RPX Corp *	12,957	145,248
Rush Enterprises Inc ‘A’ *	20,160	388,282
Saia Inc *	9,607	193,485
Sauer-Danfoss Inc	7,135	286,898
Schawk Inc	7,166	93,516
Seaboard Corp *	183	413,604
SeaCube Container Leasing Ltd (Bermuda)	6,758	126,712
SIFCO Industries Inc	1,518	27,628
Simpson Manufacturing Co Inc	24,386	697,927
SkyWest Inc	31,034	320,581
Spirit Airlines Inc *	25,427	434,293
Standard Parking Corp *	9,590	215,104
Standex International Corp	7,679	341,332
Steelcase Inc ‘A’	46,289	455,947
Sterling Construction Co Inc *	10,005	99,850
Sun Hydraulics Corp	12,579	334,224
Swift Transportation Co *	47,957	413,389
Swisher Hygiene Inc *	69,026	95,256
SYKES Enterprises Inc *	23,631	317,601
Sypris Solutions Inc	6,674	47,652
TAL International Group Inc	17,793	604,606
Taser International Inc *	33,936	204,634
Team Inc *	12,095	385,226
Teledyne Technologies Inc *	22,375	1,418,351
Tennant Co	11,443	489,989
Tetra Tech Inc *	38,575	1,012,979
Textainer Group Holdings Ltd (Bermuda)	8,359	255,367
The Advisory Board Co *	20,866	998,021
The Brink’s Co	28,683	736,866
The Corporate Executive Board Co	20,395	1,093,784
The Dolan Co *	18,335	98,642
The Eastern Co	3,707	69,469
The Geo Group Inc	37,306	1,032,257
The Gorman-Rupp Co	9,274	250,398
The Greenbrier Cos Inc *	14,081	227,267
The Keyw Holding Corp *	11,159	139,487
The Middleby Corp *	11,396	1,317,833
Thermon Group Holdings Inc *	9,042	225,960
Titan International Inc	25,757	454,869
Titan Machinery Inc *	10,205	206,957
TMS International Corp ‘A’ *	7,805	77,270
TRC Cos Inc *	9,728	73,155
Trex Co Inc *	9,114	310,970
TriMas Corp *	19,607	472,725
TrueBlue Inc *	24,595	386,633
Tutor Perini Corp *	21,614	247,264
Twin Disc Inc	5,193	92,955
UniFirst Corp	8,797	587,552
United Stationers Inc	24,545	638,661
Universal Forest Products Inc	12,005	498,688
Universal Truckload Services Inc	3,301	52,717
US Airways Group Inc *	98,927	1,034,776
US Ecology Inc	11,232	242,387
USG Corp *	45,186	991,833
Viad Corp	12,409	258,852
Vicor Corp	12,003	80,060
VSE Corp	2,474	60,588
Wabash National Corp *	41,850	298,390
WageWorks Inc *	3,967	69,224
Watsco Inc	17,919	1,358,081
Watts Water Technologies Inc ‘A’	17,095	646,704

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Werner Enterprises Inc	26,756	$571,776
Wesco Aircraft Holdings Inc *	10,620	145,069
Willis Lease Finance Corp *	3,131	38,637
Woodward Inc	42,134	1,431,713
XPO Logistics Inc *	10,835	132,620
Zipcar Inc *	16,489	128,284

		107,744,696

Information Technology - 16.8%

3D Systems Corp *	28,528	937,145
Accelrys Inc *	33,731	292,110
ACI Worldwide Inc *	24,230	1,023,960
Actuate Corp *	30,305	213,044
Acxiom Corp *	46,695	853,118
ADTRAN Inc	38,696	668,667
Advanced Energy Industries Inc *	24,429	300,965
Advent Software Inc *	19,231	472,506
Aeroflex Holding Corp *	12,057	79,938
Agilysys Inc *	9,264	79,670
Alpha & Omega Semiconductor Ltd * (Bermuda)	10,438	89,871
Ambient Corp *	1,678	8,826
American Software Inc ‘A’	14,703	119,976
Amkor Technology Inc *	45,500	200,200
ANADIGICS Inc *	44,581	61,968
Anaren Inc *	8,432	168,556
Ancestry.com Inc *	17,578	528,746
Angie’s List Inc *	21,841	231,078
Anixter International Inc	17,119	983,658
Applied Micro Circuits Corp *	37,318	188,829
ARRIS Group Inc *	68,849	880,579
Aruba Networks Inc *	67,964	1,528,171
Aspen Technology Inc *	56,926	1,471,537
ATMI Inc *	19,376	359,812
Audience Inc *	3,682	22,828
AuthenTec Inc *	27,408	219,538
AVG Technologies NV * (Netherlands)	4,907	47,107
Aviat Networks Inc *	36,901	87,824
Avid Technology Inc *	18,098	171,207
Aware Inc	7,087	44,648
Axcelis Technologies Inc *	65,058	68,311
AXT Inc *	19,665	66,468
Badger Meter Inc	8,777	319,395
Bankrate Inc *	28,129	438,250
Bazaarvoice Inc *	6,264	94,900
Bel Fuse Inc ‘B’	6,368	118,954
Benchmark Electronics Inc *	35,075	535,595
Black Box Corp	10,737	273,901
Blackbaud Inc	27,563	659,307
Blucora Inc *	24,312	432,997
Bottomline Technologies Inc *	21,303	525,971
Brightcove Inc *	3,525	41,172
Brightpoint Inc *	42,103	378,085
BroadSoft Inc *	16,801	689,177
Brooks Automation Inc	40,821	327,793
Cabot Microelectronics Corp	14,341	503,943
CACI International Inc ‘A’ *	13,785	713,925
CalAmp Corp *	17,698	145,301
Calix Inc *	24,249	155,194
Callidus Software Inc *	21,421	105,606
Carbonite Inc *	6,932	48,593
Cardtronics Inc *	26,783	797,598
Cass Information Systems Inc	5,624	236,039
Cavium Inc *	30,239	1,007,866
Ceva Inc *	14,115	202,974
Checkpoint Systems Inc *	24,560	203,357
CIBER Inc *	44,808	155,484
Ciena Corp *	60,358	820,869
Cirrus Logic Inc *	39,262	1,507,268
Cognex Corp	26,061	901,189

	Shares	Value
Coherent Inc *	14,354	$658,274
Cohu Inc	14,864	139,573
CommVault Systems Inc *	27,185	1,595,759
Computer Task Group Inc *	9,207	148,969
comScore Inc *	21,422	326,685
Comtech Telecommunications Corp	10,678	295,140
Comverse Technology Inc *	133,523	821,166
Constant Contact Inc *	18,472	321,413
Convergys Corp	70,938	1,111,598
Cornerstone OnDemand Inc *	20,445	626,844
CoStar Group Inc *	17,160	1,399,226
Cray Inc *	22,530	286,131
CSG Systems International Inc *	20,641	464,216
CTS Corp	20,919	210,654
Cymer Inc *	18,832	961,562
Daktronics Inc	22,377	212,805
Datalink Corp *	9,334	77,286
DealerTrack Holdings Inc *	25,790	718,251
Deltek Inc *	13,476	175,458
Demand Media Inc *	18,364	199,617
Demandware Inc *	3,991	126,714
Dice Holdings Inc *	27,749	233,647
Digi International Inc *	15,578	158,272
Digimarc Corp	4,345	96,676
Digital River Inc *	22,412	373,384
Diodes Inc *	21,603	367,467
DSP Group Inc *	12,546	74,523
DTS Inc *	11,061	257,500
E2open Inc *	2,409	32,714
Earthlink Inc	64,292	457,759
Ebix Inc	17,246	407,178
Echelon Corp *	23,469	90,121
Electro Rent Corp	11,499	203,417
Electro Scientific Industries Inc	13,907	169,944
Electronics for Imaging Inc *	28,205	468,485
Ellie Mae Inc *	15,400	419,342
Eloqua Inc *	5,417	106,986
Emulex Corp *	52,807	380,738
Entegris Inc *	83,979	682,749
Entropic Communications Inc *	53,615	312,039
Envestnet Inc *	12,919	151,152
Envivio Inc *	4,678	10,292
EPAM Systems Inc *	3,034	57,464
EPIQ Systems Inc	19,119	256,577
ePlus Inc *	2,419	94,873
Euronet Worldwide Inc *	30,839	579,465
Exa Corp *	3,138	34,047
ExactTarget Inc *	5,983	144,908
Exar Corp *	22,451	179,608
ExlService Holdings Inc *	14,180	418,310
Extreme Networks Inc *	58,092	194,027
Fabrinet * (Cayman)	13,601	157,636
Fair Isaac Corp	20,837	922,246
FalconStor Software Inc *	18,753	44,070
FARO Technologies Inc *	10,305	425,803
FEI Co	23,133	1,237,615
Finisar Corp *	55,533	794,122
First Solar Inc *	36,577	809,998
FormFactor Inc *	29,539	165,123
Forrester Research Inc	8,440	242,819
FSI International Inc *	20,705	128,371
Gerber Scientific Inc Escrow Shares * + r	9,525	95
Global Cash Access Holdings Inc *	22,379	180,151
Globecomm Systems Inc *	14,179	158,096
Glu Mobile Inc *	33,498	155,096
GSI Group Inc * (Canada)	17,933	159,783
GSI Technology Inc *	12,240	60,588
GT Advanced Technologies Inc *	72,171	393,332
Guidance Software Inc *	8,823	99,347
Guidewire Software Inc *	11,760	365,148

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Harmonic Inc *	71,464	$324,447
Heartland Payment Systems Inc	23,569	746,666
Higher One Holdings Inc *	19,745	266,163
Hittite Microwave Corp *	19,146	1,062,029
iGate Corp *	19,537	354,987
Imation Corp *	18,374	102,711
Immersion Corp *	17,395	95,151
Imperva Inc *	5,989	221,533
Infinera Corp *	66,660	365,297
Infoblox Inc *	4,754	110,531
Innodata Inc *	13,566	54,942
Inphi Corp *	14,428	153,802
Insight Enterprises Inc *	26,994	471,855
Integrated Device Technology Inc *	86,611	509,273
Integrated Silicon Solution Inc *	16,952	156,976
Interactive Intelligence Group Inc *	8,898	267,385
InterDigital Inc	26,956	1,004,920
Intermec Inc *	36,304	225,448
Intermolecular Inc *	8,469	60,130
Internap Network Services Corp *	32,184	226,897
International Rectifier Corp *	42,102	702,682
Intersil Corp ‘A’	77,686	679,752
Intevac Inc *	14,620	89,328
IntraLinks Holdings Inc *	22,385	146,398
InvenSense Inc *	22,400	267,680
iPass Inc *	31,608	69,538
Ixia *	25,679	412,662
IXYS Corp *	15,254	151,320
j2 Global Inc	28,200	925,524
JDA Software Group Inc *	25,839	821,163
Jive Software Inc *	9,979	156,770
Kemet Corp *	27,964	123,042
Kenexa Corp *	16,706	765,636
Key Tronic Corp *	6,511	64,589
Keynote Systems Inc	9,651	139,746
KIT Digital Inc *	32,781	98,343
Kopin Corp *	41,304	155,303
KVH Industries Inc *	8,994	121,329
Lattice Semiconductor Corp *	72,557	277,893
Limelight Networks Inc *	36,396	85,167
Lionbridge Technologies Inc *	35,228	124,003
Liquidity Services Inc *	14,401	723,074
Littelfuse Inc	13,190	745,763
LivePerson Inc *	33,567	607,898
LogMeIn Inc *	13,543	303,769
Loral Space & Communications Inc	6,710	477,081
LTX-Credence Corp *	30,186	173,570
M/A-COM Technology Solutions Holdings Inc *	3,708	47,092
Manhattan Associates Inc *	12,394	709,804
ManTech International Corp ‘A’	14,036	336,864
Marchex Inc ‘B’	13,274	50,707
Market Leader Inc *	13,376	89,619
Mattersight Corp *	6,170	36,526
Mattson Technology Inc *	35,686	34,615
MAXIMUS Inc	20,672	1,234,532
MaxLinear Inc ‘A’ *	13,281	88,850
Maxwell Technologies Inc *	18,043	146,509
Measurement Specialties Inc *	9,174	302,559
MeetMe Inc *	11,466	32,678
MEMC Electronic Materials Inc *	140,287	385,789
Mentor Graphics Corp *	56,696	877,654
Mercury Computer Systems Inc *	19,077	202,598
Mesa Laboratories Inc	1,549	74,941
Methode Electronics Inc	22,558	219,038
Micrel Inc	29,487	307,255
Microsemi Corp *	54,058	1,084,944
MicroStrategy Inc ‘A’ *	5,162	692,069
Millennial Media Inc *	7,033	100,924
Mindspeed Technologies Inc *	22,307	77,182

	Shares	Value
MIPS Technologies Inc *	29,602	$218,759
MKS Instruments Inc	31,975	815,043
ModusLink Global Solutions Inc *	24,776	91,423
MoneyGram International Inc *	13,266	198,194
Monolithic Power Systems Inc *	18,772	370,747
Monotype Imaging Holdings Inc	22,239	346,706
Monster Worldwide Inc *	73,846	541,291
MoSys Inc *	19,910	80,436
Move Inc *	24,155	208,216
MTS Systems Corp	9,804	525,004
Multi-Fineline Electronix Inc *	5,490	123,800
Nanometrics Inc *	14,454	199,610
Neonode Inc *	13,880	52,328
NeoPhotonics Corp *	11,682	68,223
NETGEAR Inc *	23,009	877,563
NetScout Systems Inc *	22,317	569,307
Newport Corp *	23,167	256,227
NIC Inc	39,226	580,545
Numerex Corp ‘A’ *	6,020	68,207
NVE Corp *	2,905	171,947
Oclaro Inc *	44,705	120,704
OCZ Technology Group Inc *	41,503	144,015
OmniVision Technologies Inc *	31,893	445,067
OpenTable Inc *	13,741	571,626
Oplink Communications Inc *	11,603	191,914
Opnet Technologies Inc	9,097	309,935
OSI Systems Inc *	12,091	941,163
Parametric Technology Corp *	72,797	1,586,975
Park Electrochemical Corp	12,474	309,729
ParkerVision Inc *	46,979	109,931
PC Connection Inc	5,397	62,119
PCTEL Inc	10,938	77,113
PDF Solutions Inc *	14,973	204,531
Pegasystems Inc	10,445	303,323
Peregrine Semiconductor Corp *	3,636	61,594
Perficient Inc *	19,634	236,982
Pericom Semiconductor Corp *	14,467	125,646
Pervasive Software Inc *	7,892	67,871
Photronics Inc *	37,334	200,484
Plantronics Inc	25,939	916,425
Plexus Corp *	21,194	641,966
PLX Technology Inc *	27,230	157,117
Power Integrations Inc	17,091	520,079
Power-One Inc *	40,924	229,174
PRGX Global Inc *	12,862	110,099
Procera Networks Inc *	11,659	273,987
Progress Software Corp *	38,143	815,879
Proofpoint Inc *	3,876	57,559
PROS Holdings Inc *	13,314	253,898
QAD Inc ‘A’ *	3,823	51,916
QLIK Technologies Inc *	51,953	1,164,267
QLogic Corp *	59,485	679,319
Quantum Corp *	144,557	232,737
Quest Software Inc *	29,668	830,704
QuickLogic Corp *	26,287	73,604
QuinStreet Inc *	20,033	168,077
RadiSys Corp *	14,014	50,450
Rambus Inc *	67,036	371,379
RealD Inc *	26,975	241,157
RealNetworks Inc *	13,594	113,102
RealPage Inc *	21,824	493,222
Responsys Inc *	21,936	224,405
RF Micro Devices Inc *	169,877	671,014
Richardson Electronics Ltd	7,781	92,360
Rofin-Sinar Technologies Inc *	17,357	342,454
Rogers Corp *	9,856	417,500
Rosetta Stone Inc *	6,686	85,247
Rubicon Technology Inc *	10,283	98,511
Rudolph Technologies Inc *	19,558	205,359
Saba Software Inc *	18,184	181,658

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Sanmina-SCI Corp *	49,656	$421,579
Sapiens International Corp NV * (Netherlands)	8,289	30,172
Sapient Corp *	74,892	798,349
ScanSource Inc *	16,767	536,879
SciQuest Inc *	10,896	198,307
SeaChange International Inc *	17,565	137,885
Semtech Corp *	39,870	1,002,730
ServiceSource International Inc *	30,495	312,879
ShoreTel Inc *	29,061	118,859
Sigma Designs Inc *	19,767	130,660
Silicon Graphics International Corp *	19,453	177,022
Silicon Image Inc *	51,237	235,178
Sonus Networks Inc *	129,242	242,975
Sourcefire Inc *	18,040	884,501
Spansion Inc ‘A’ *	29,345	349,792
Spark Networks Inc *	6,627	40,557
SPS Commerce Inc *	7,457	286,871
SS&C Technologies Holdings Inc *	20,614	519,679
Stamps.com Inc *	8,735	202,128
STEC Inc *	21,713	146,563
STR Holdings Inc *	18,439	57,161
Stratasys Inc *	12,965	705,296
SunPower Corp *	24,346	109,800
Super Micro Computer Inc *	17,896	215,289
Supertex Inc *	6,270	112,108
support.com Inc *	29,512	124,836
Sycamore Networks Inc *	12,735	196,119
Symmetricom Inc *	24,749	172,501
Synacor Inc *	4,179	31,677
Synaptics Inc *	20,552	493,659
Synchronoss Technologies Inc *	16,845	385,750
SYNNEX Corp *	16,030	522,257
Syntel Inc	9,398	586,529
Take-Two Interactive Software Inc *	47,603	496,499
Tangoe Inc *	18,318	240,515
TechTarget Inc *	9,141	54,023
TeleNav Inc *	9,960	59,461
TeleTech Holdings Inc *	13,900	236,995
Tellabs Inc	223,450	791,013
Telular Corp	10,223	101,208
Tessco Technologies Inc	3,342	70,750
Tessera Technologies Inc	31,607	432,384
The Active Network Inc *	23,486	294,280
The Hackett Group Inc *	15,205	63,557
TiVo Inc *	75,859	791,209
TNS Inc *	14,822	221,589
Travelzoo Inc *	4,389	103,449
TriQuint Semiconductor Inc *	102,825	519,266
TTM Technologies Inc *	32,245	304,070
Tyler Technologies Inc *	18,287	804,994
Ubiquiti Networks Inc *	6,491	77,243
Ultimate Software Group Inc *	16,210	1,655,041
Ultra Clean Holdings Inc *	14,154	80,819
Ultratech Inc *	15,976	501,327
Unisys Corp *	26,729	556,498
United Online Inc	56,067	309,490
Universal Display Corp *	24,163	830,724
Unwired Planet Inc *	29,768	57,155
ValueClick Inc *	45,564	783,245
VASCO Data Security International Inc *	17,444	163,625
Veeco Instruments Inc *	23,639	709,643
Verint Systems Inc *	13,231	363,059
ViaSat Inc *	22,806	852,488
Viasystems Group Inc *	2,317	40,084
VirnetX Holding Corp *	25,640	652,025
Virtusa Corp *	11,435	203,200
Vishay Precision Group Inc *	7,379	103,158
VistaPrint NV * (Netherlands)	20,781	709,671
Vocus Inc *	12,520	251,151

	Shares	Value
Volterra Semiconductor Corp *	15,597	$341,106
Web.com Group Inc *	21,308	382,479
WebMD Health Corp *	30,692	430,609
Websense Inc *	22,650	354,472
Westell Technologies Inc ‘A’ *	29,332	62,770
Wright Express Corp *	23,677	1,650,760
XO Group Inc *	15,055	125,709
Yelp Inc *	5,184	140,227
Zix Corp *	36,893	105,883
Zygo Corp *	10,044	183,705

		124,873,021

Materials - 4.9%

A. Schulman Inc	18,075	430,546
A.M. Castle & Co *	10,190	127,273
ADA-ES Inc *	5,545	130,917
AEP Industries Inc *	2,503	151,657
AK Steel Holding Corp	67,297	323,026
AMCOL International Corp	15,384	521,210
American Vanguard Corp	16,983	591,008
Arabian American Development Co *	12,548	122,845
Balchem Corp	17,746	651,811
Boise Inc	61,255	536,594
Buckeye Technologies Inc	23,947	767,741
Calgon Carbon Corp *	34,596	495,069
Century Aluminum Co *	31,557	225,633
Chase Corp	3,856	70,835
Chemtura Corp *	60,031	1,033,734
Clearwater Paper Corp *	14,236	588,089
Coeur d’Alene Mines Corp *	54,732	1,577,924
Deltic Timber Corp	6,587	429,868
Eagle Materials Inc	27,578	1,275,758
Ferro Corp *	52,778	181,029
Flotek Industries Inc *	30,223	382,925
FutureFuel Corp	11,663	141,239
General Moly Inc *	41,158	130,471
Georgia Gulf Corp	20,841	754,861
Globe Specialty Metals Inc	37,615	572,500
Gold Reserve Inc * (Canada)	32,132	104,108
Gold Resource Corp	18,155	389,425
Golden Minerals Co *	19,914	103,951
Golden Star Resources Ltd (XASE) * (Canada)	157,589	310,450
Graphic Packaging Holding Co *	101,964	592,411
GSE Holding Inc *	4,857	38,127
H.B. Fuller Co	30,348	931,077
Handy & Harman Ltd *	3,198	47,266
Hawkins Inc	5,608	233,012
Haynes International Inc	7,493	390,760
Headwaters Inc *	37,306	245,473
Hecla Mining Co	173,551	1,136,759
Horsehead Holding Corp *	26,645	248,864
Innophos Holdings Inc	13,294	644,626
Innospec Inc *	14,021	475,592
Kaiser Aluminum Corp	11,757	686,491
KapStone Paper and Packaging Corp *	24,600	550,794
KMG Chemicals Inc	4,825	89,263
Koppers Holdings Inc	12,617	440,712
Kraton Performance Polymers Inc *	19,625	512,212
Landec Corp *	15,516	177,658
Louisiana-Pacific Corp *	83,666	1,045,825
LSB Industries Inc *	11,425	501,215
Materion Corp	12,440	296,072
McEwen Mining Inc *	120,092	551,222
Metals USA Holdings Corp *	7,065	94,459
Midway Gold Corp * (Canada)	76,110	124,820
Minerals Technologies Inc	10,767	763,703
Myers Industries Inc	20,393	318,539
Neenah Paper Inc	9,615	275,374
Noranda Aluminum Holding Corp	20,726	138,657

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Olin Corp	48,759	$1,059,533
Olympic Steel Inc	5,553	93,735
OM Group Inc *	19,683	364,923
OMNOVA Solutions Inc *	28,093	212,664
Paramount Gold & Silver Corp *	80,506	214,146
PH Glatfelter Co	25,922	461,671
PolyOne Corp	54,687	906,164
Quaker Chemical Corp	7,908	369,066
Resolute Forest Products *	49,207	639,691
Revett Minerals Inc * (Canada)	15,083	53,695
RTI International Metals Inc *	18,446	441,597
Schnitzer Steel Industries Inc ‘A’	15,398	433,454
Schweitzer-Mauduit International Inc	18,988	626,414
Sensient Technologies Corp	30,379	1,116,732
Spartech Corp *	18,770	100,419
Stepan Co	5,115	491,654
Stillwater Mining Co *	70,540	831,667
SunCoke Energy Inc *	42,619	687,018
Texas Industries Inc *	13,721	557,759
TPC Group Inc *	7,911	322,848
Tredegar Corp	14,692	260,636
U.S. Antimony Corp *	33,083	64,512
U.S. Silica Holdings Inc *	7,201	97,646
UFP Technologies Inc *	3,312	58,258
United States Lime & Minerals Inc *	1,091	52,597
Universal Stainless & Alloy Products Inc *	4,184	155,436
Vista Gold Corp * (Canada)	35,151	127,598
Wausau Paper Corp	26,854	248,668
Worthington Industries Inc	31,837	689,589
Zep Inc	13,172	199,161
Zoltek Cos Inc *	16,970	130,499

		36,742,930

Telecommunication Services - 0.7%

8x8 Inc *	43,598	286,003
Atlantic Tele-Network Inc	5,541	238,152
Boingo Wireless Inc *	9,682	76,875
Cbeyond Inc *	16,490	162,591
Cincinnati Bell Inc *	120,480	686,736
Cogent Communications Group Inc	28,472	654,571
Consolidated Communications Holdings Inc	24,572	422,393
Fairpoint Communications Inc *	12,988	98,189
General Communication Inc ‘A’ *	22,409	219,608
Hawaiian Telcom Holdco Inc *	6,249	110,795
HickoryTech Corp	8,334	88,174
IDT Corp ‘B’	9,541	97,986
inContact Inc *	22,880	149,178
Iridium Communications Inc *	30,337	222,067
Leap Wireless International Inc *	33,151	226,090
Lumos Networks Corp	9,197	72,289
magicJack VocalTec Ltd * (Israel)	9,317	228,546
Neutral Tandem Inc *	16,948	158,972
nTelos Holdings Corp	9,236	160,429
ORBCOMM Inc *	21,030	78,652
Premiere Global Services Inc *	30,473	284,923
Primus Telecommunications Group Inc	7,397	112,952
Shenandoah Telecommunications Co	14,420	253,792
Towerstream Corp *	29,469	119,644
USA Mobility Inc	11,861	140,790
Vonage Holdings Corp *	73,682	167,995

		5,518,392

Utilities - 3.6%

ALLETE Inc	23,277	971,582
American DG Energy Inc *	14,450	37,426
American States Water Co	11,585	514,722
Artesian Resources Corp ‘A’	4,592	106,672
Atlantic Power Corp (Canada)	69,011	1,032,405
Avista Corp	35,868	923,242
Black Hills Corp	26,930	957,900

	Shares	Value
Cadiz Inc *	8,096	$78,612
California Water Service Group	25,770	480,610
CH Energy Group Inc	9,109	593,998
Chesapeake Utilities Corp	5,883	278,619
Cleco Corp	37,109	1,557,836
Connecticut Water Service Inc	5,265	167,953
Consolidated Water Co Ltd (Cayman)	8,987	74,322
Delta Natural Gas Co Inc	4,091	79,202
El Paso Electric Co	24,255	830,734
Genie Energy Ltd ‘B’	9,356	67,083
GenOn Energy Inc *	470,909	1,191,400
IDACORP Inc	30,454	1,317,745
MGE Energy Inc	14,107	747,530
Middlesex Water Co	9,574	183,438
New Jersey Resources Corp	25,312	1,157,265
Northwest Natural Gas Co	16,288	802,021
NorthWestern Corp	22,223	805,139
Ormat Technologies Inc	10,930	204,937
Otter Tail Corp	22,037	525,803
Piedmont Natural Gas Co Inc	43,780	1,421,974
PNM Resources Inc	48,467	1,019,261
Portland General Electric Co	45,943	1,242,299
SJW Corp	8,643	219,186
South Jersey Industries Inc	18,474	977,829
Southwest Gas Corp	28,120	1,242,904
The Empire District Electric Co	25,470	548,878
The Laclede Group Inc	13,863	596,109
UIL Holdings Corp	30,813	1,104,954
Unitil Corp	8,299	225,899
UNS Energy Corp	24,459	1,023,854
WGL Holdings Inc	31,418	1,264,574
York Water Co	7,742	141,988

		26,717,905

Total Common Stocks (Cost $695,044,043)		733,966,924

CLOSED-END MUTUAL FUND - 0.0%

Firsthand Technology Value Fund Inc *	5,257	91,682

Total Closed-End Mutual Fund (Cost $98,824)		91,682

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $5,907,392; collateralized by Federal Home Loan Bank: 3.625% due 05/29/13 and value $310,500; and U.S. Treasury Notes: 1.125% due 06/15/13 and value $5,715,632)	$5,907,387	5,907,387

Total Short-Term Investment (Cost $5,907,387)		5,907,387

TOTAL INVESTMENTS - 99.5% (Cost $701,050,254)		739,965,993

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,639,650

NET ASSETS - 100.0%		$743,605,643

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $95 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(c)	As of September 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2012, $706,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
Russell 2000 Mini (12/12)	85	$7,115,730	($23,330)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$102,666,639	$102,666,639	$-	$-
	Consumer Staples	26,459,797	26,459,797	-	-
	Energy	44,761,602	44,761,602	-	-
	Financials	159,958,306	159,958,306	-	-
	Health Care	98,523,636	98,523,636	-	-
	Industrials	107,744,696	107,744,696	-	-
	Information Technology	124,873,021	124,872,926	-	95
	Materials	36,742,930	36,742,930	-	-
	Telecommunication Services	5,518,392	5,518,392	-	-
	Utilities	26,717,905	26,717,905	-	-

		733,966,924	733,966,829	-	95
	Closed-End Mutual Fund	91,682	91,682	-	-
	Short-Term Investment	5,907,387	-	5,907,387	-

	Total Assets	739,965,993	734,058,511	5,907,387	95

Liabilities	Derivatives:
	Equity Contracts
	Futures	(23,330)	(23,330)	-	-

	Total Liabilities	(23,330)	(23,330)	-	-

	Total	$739,942,663	$734,035,181	$5,907,387	$95

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Common Stocks
Value, Beginning of Period	$95
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$95

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$95	Value determined by a valuation committee established under the Fund Procedures (See Note 1C to Supplemental Notes to Schedule of Investments)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 10.7%

Aaron’s Inc	163,100	$4,535,811
Bob Evans Farms Inc	52,100	2,038,673
Cinemark Holdings Inc	250,700	5,623,201
Cracker Barrel Old Country Store Inc	24,368	1,635,336
Group 1 Automotive Inc	93,256	5,616,809
Harman International Industries Inc	120,400	5,557,664
Hillenbrand Inc	101,000	1,837,190
International Game Technology	397,200	5,199,348
Meredith Corp	140,400	4,914,000
Sturm Ruger & Co Inc	79,700	3,944,353
The Buckle Inc	106,600	4,842,838
True Religion Apparel Inc	82,184	1,752,985
Wolverine World Wide Inc	129,000	5,723,730

		53,221,938

Consumer Staples - 5.7%

Cal-Maine Foods Inc	75,200	3,379,488
Casey’s General Stores Inc	27,326	1,561,408
Embotelladora Andina SA ‘B’ ADR (Chile)	65,100	2,234,883
Fresh Del Monte Produce Inc (Cayman)	61,000	1,561,600
Harris Teeter Supermarkets Inc	114,500	4,447,180
Ingredion Inc	117,600	6,486,816
The Andersons Inc	79,700	3,001,502
Universal Corp	95,500	4,862,860
Weis Markets Inc	22,100	935,493

		28,471,230

Energy - 13.1%

Alliance Resource Partners LP	48,537	2,909,793
Berry Petroleum Co ‘A’	147,100	5,976,673
Bristow Group Inc	113,000	5,712,150
Buckeye Partners LP	76,200	3,655,314
Cimarex Energy Co	73,400	4,297,570
CVR Energy Inc *	176,800	6,497,400
Energen Corp	106,000	5,555,460
HollyFrontier Corp	123,300	5,088,591
Pioneer Southwest Energy Partners LP	53,306	1,371,563
Ship Finance International Ltd (Bermuda)	120,000	1,886,400
Sunoco Logistics Partners LP	109,500	5,108,175
TC Pipelines LP	39,300	1,774,395
Tidewater Inc	110,200	5,348,006
TransMontaigne Partners LP	31,837	1,209,806
Western Refining Inc	76,600	2,005,388
World Fuel Services Corp	180,200	6,416,922

		64,813,606

Financials - 18.1%

American Equity Investment Life Holding Co	108,200	1,258,366
American Financial Group Inc	131,000	4,964,900
American Realty Capital Trust Inc REIT	99,463	1,166,701
AmTrust Financial Services Inc	101,750	2,606,835
Bank of Hawaii Corp	105,200	4,799,224
CapitalSource Inc	508,200	3,852,156
Cash America International Inc	118,998	4,589,753
Community Trust Bancorp Inc	14,600	518,811
CreXus Investment Corp REIT	236,800	2,559,808
Cullen/Frost Bankers Inc	83,300	4,783,919
Duff & Phelps Corp ‘A’	39,400	536,234
FirstMerit Corp	53,726	791,384
Franklin Street Properties Corp REIT	209,700	2,321,379
Fulton Financial Corp	493,900	4,869,854
Hatteras Financial Corp REIT	90,900	2,562,471
Lakeland Financial Corp	17,002	469,255
Montpelier Re Holdings Ltd (Bermuda)	58,300	1,290,179
Old National Bancorp	196,552	2,675,073

	Shares	Value
Omega Healthcare Investors Inc REIT	206,400	$4,691,472
Prosperity Bancshares Inc	109,300	4,658,366
PS Business Parks Inc REIT	50,600	3,381,092
Raymond James Financial Inc	139,400	5,109,010
Retail Properties of America Inc ‘A’ REIT	265,087	3,000,785
SEI Investments Co	222,402	4,770,523
Southside Bancshares Inc	25,500	556,155
Sovran Self Storage Inc REIT	23,102	1,336,451
Starwood Property Trust Inc REIT	156,200	3,634,774
Susquehanna Bancshares Inc	279,600	2,924,616
Tompkins Financial Corp	13,000	526,760
Trustmark Corp	184,800	4,498,032
Washington Federal Inc	211,800	3,532,824
WesBanco Inc	24,405	505,427

		89,742,589

Health Care - 6.2%

Invacare Corp	89,762	1,269,234
Owens & Minor Inc	172,400	5,151,312
PerkinElmer Inc	198,900	5,861,583
STERIS Corp	160,700	5,700,029
Teleflex Inc	81,900	5,637,996
The Cooper Cos Inc	73,154	6,910,127

		30,530,281

Industrials - 17.1%

ABM Industries Inc	49,800	942,714
Alliant Techsystems Inc	101,700	5,096,187
Applied Industrial Technologies Inc	40,100	1,661,343
Avery Dennison Corp	136,500	4,343,430
Barnes Group Inc	153,300	3,834,033
Belden Inc	133,100	4,908,728
Cascade Corp	25,185	1,378,627
Crane Co	134,450	5,368,588
Cubic Corp	32,300	1,616,938
Curtiss-Wright Corp	136,400	4,460,280
Elbit Systems Ltd (Israel)	24,700	840,788
Ennis Inc	68,800	1,129,008
Great Lakes Dredge & Dock Co	148,300	1,141,910
ITT Corp	225,604	4,545,921
KBR Inc	166,500	4,965,030
Kennametal Inc	146,100	5,417,388
McGrath RentCorp	23,600	615,724
Standex International Corp	18,759	833,837
TAL International Group Inc	74,100	2,517,918
Textainer Group Holdings Ltd (Bermuda)	58,398	1,784,059
The Brink’s Co	160,300	4,118,107
Titan International Inc	188,400	3,327,144
Triumph Group Inc	113,639	7,105,847
Twin Disc Inc	6,106	109,297
UniFirst Corp	32,448	2,167,202
Valmont Industries Inc	55,700	7,324,550
Werner Enterprises Inc	156,254	3,339,148

		84,893,746

Information Technology - 3.6%

AVX Corp	108,800	1,043,392
Brooks Automation Inc	166,900	1,340,207
Diebold Inc	144,139	4,858,926
Fair Isaac Corp	75,351	3,335,035
j2 Global Inc	92,182	3,025,413
Jabil Circuit Inc	237,700	4,449,744

		18,052,717

Materials - 14.8%

A. Schulman Inc	81,900	1,950,858
AMCOL International Corp	46,396	1,571,896
Buckeye Technologies Inc	84,900	2,721,894
Cabot Corp	133,900	4,896,723

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
HudBay Minerals Inc (Canada)	465,372	$4,582,241
IAMGOLD Corp (NYSE) (Canada)	314,200	4,967,502
Innophos Holdings Inc	73,700	3,573,713
Methanex Corp (NASDAQ) (Canada)	154,676	4,414,453
Neenah Paper Inc	53,760	1,539,686
NewMarket Corp	22,747	5,606,681
Olin Corp	36,378	790,494
Quaker Chemical Corp	40,200	1,876,134
Rentech Nitrogen Partners LP	44,837	1,737,882
Rock-Tenn Co ‘A’	72,300	5,218,614
Royal Gold Inc	79,425	7,931,381
Sensient Technologies Corp	134,200	4,933,192
Sonoco Products Co	171,850	5,325,632
Steel Dynamics Inc	302,900	3,401,567
Stepan Co	17,186	1,651,918
The Scotts Miracle-Gro Co ‘A’	111,100	4,829,517

		73,521,978

Utilities - 6.5%

AGL Resources Inc	113,000	4,622,830
Atmos Energy Corp	133,500	4,777,965
Avista Corp	94,500	2,432,430
El Paso Electric Co	58,747	2,012,085
Great Plains Energy Inc	124,700	2,775,822
Portland General Electric Co	135,600	3,666,624
Suburban Propane Partners LP	56,500	2,336,840
UGI Corp	185,700	5,895,975
Westar Energy Inc	130,800	3,879,528

		32,400,099

Total Common Stocks (Cost $372,665,468)		475,648,184

CLOSED-END MUTUAL FUND - 1.0%

Central Fund of Canada Ltd ‘A’ (Canada)	202,300	4,816,763

Total Closed-End Mutual Fund (Cost $2,457,563)		4,816,763

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $23,025,869; collateralized by U.S. Treasury Notes: 3.625% due 12/31/12 and value $23,488,988)	$23,025,850	$23,025,850

Total Short-Term Investment (Cost $23,025,850)		23,025,850

TOTAL INVESTMENTS - 101.4% (Cost $398,148,881)		503,490,797

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(6,787,971)

NET ASSETS - 100.0%		$496,702,826

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$475,648,184	$475,648,184	$-	$-
	Closed-End Mutual Fund	4,816,763	4,816,763	-	-
	Short-Term Investment	23,025,850	-	23,025,850	-

	Total	$503,490,797	$480,464,947	$23,025,850	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ¯ + r	44,635	$-
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ¯ + r	27,500	703
Derma Sciences Strike @ $9.90 Exp. 06/23/16 * ¯ + r	57,500	70,435
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ¯ + r	12,820	3,481
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ¯ + r	135,383	440

		75,059

Total Warrants (Cost $13,630)		75,059

COMMON STOCKS - 98.2%

Health Care - 98.2%

Acadia Healthcare Co Inc *	72,121	1,720,086
Achillion Pharmaceuticals Inc *	69,448	722,954
Aegerion Pharmaceuticals Inc *	46,300	686,166
Aetna Inc	30,022	1,188,871
Alexion Pharmaceuticals Inc *	104,377	11,940,729
Allergan Inc	22,610	2,070,624
Alnylam Pharmaceuticals Inc *	81,630	1,533,828
Amarin Corp PLC ADR * (United Kingdom)	519,273	6,542,840
AMERIGROUP Corp *	35,324	3,229,673
ARIAD Pharmaceuticals Inc *	244,130	5,914,049
Auxilium Pharmaceuticals Inc *	81,473	1,992,830
Biogen Idec Inc *	18,751	2,798,212
BioMarin Pharmaceutical Inc *	209,619	8,441,357
Biosensors International Group Ltd * (Bermuda)	506,889	502,090
Bristol-Myers Squibb Co	89,584	3,023,460
Catamaran Corp * (Canada)	10,222	1,001,449
Celldex Therapeutics Inc *	317,890	2,002,707
Centene Corp *	110,718	4,141,960
CFR Pharmaceuticals SA ADR * ~ r (Chile)	125,194	2,955,987
ChemoCentryx Inc *	143,528	1,669,231
CIGNA Corp	36,542	1,723,686
Clovis Oncology Inc *	37,335	763,501
Corcept Therapeutics Inc *	322,739	900,442
Cytori Therapeutics Inc *	54,688	241,174
Derma Sciences Inc *	115,000	1,193,700
Dynavax Technologies Corp *	370,348	1,762,856
Elan Corp PLC ADR * (Ireland)	223,883	2,400,026
Express Scripts Holding Co *	58,938	3,693,644
Fluidigm Corp *	85,260	1,449,420
GenMark Diagnostics Inc *	124,203	1,143,910
Gilead Sciences Inc *	25,310	1,678,812
HCA Holdings Inc	118,705	3,946,941
HealthSouth Corp *	41,198	991,224
HeartWare International Inc *	5,900	557,491
Hikma Pharmaceuticals PLC (United Kingdom)	142,450	1,673,019
Hologic Inc *	119,599	2,420,684
Hyperion Therapeutics Inc *	35,500	377,365
Idenix Pharmaceuticals Inc *	80,390	367,382
Illumina Inc *	34,991	1,686,566
Impax Laboratories Inc *	171,853	4,461,304
MAP Pharmaceuticals Inc *	180,151	2,804,951
Medivation Inc *	133,092	7,501,065
Merrimack Pharmaceuticals Inc *	190,530	1,787,171
Mylan Inc *	114,049	2,782,796
Neurocrine Biosciences Inc *	184,970	1,476,061

	Shares	Value
Novadaq Technologies Inc * (Canada)	38,178	$394,760
Novo Nordisk AS ADR (Denmark)	14,372	2,268,045
Odontoprev SA (Brazil)	160,445	898,286
Onyx Pharmaceuticals Inc *	56,445	4,769,602
Pacira Pharmaceuticals Inc *	75,519	1,314,031
Pfizer Inc	271,555	6,748,142
Pharmacyclics Inc *	13,662	881,199
PSS World Medical Inc *	54,054	1,231,350
Puma Biotechnology Inc *	62,978	944,670
QLT Inc * (Canada)	80,370	626,082
Regeneron Pharmaceuticals Inc *	9,249	1,411,952
Rigel Pharmaceuticals Inc *	69,662	714,035
Sagent Pharmaceuticals Inc *	31,867	508,279
Shire PLC ADR (United Kingdom)	26,951	2,390,554
Sino Biopharmaceutical (Cayman)	1,921,387	699,726
Sinopharm Group Co Ltd ‘H’ (China)	7,300	23,333
Sunesis Pharmaceuticals Inc *	104,821	592,239
Synageva BioPharma Corp *	36,863	1,969,590
Targacept Inc *	96,895	473,817
The Medicines Co *	57,863	1,493,444
Tornier NV * (Netherlands)	34,050	645,247
UnitedHealth Group Inc	103,065	5,710,832
Universal Health Services Inc ‘B’	42,098	1,925,141
Verastem Inc *	37,200	349,308
Vertex Pharmaceuticals Inc *	173,404	9,701,954
Vocera Communications Inc *	30,223	934,193
WuXi PharmaTech Inc ADR * (Cayman)	58,775	877,511
XenoPort Inc *	55,560	636,718

		164,998,334

Total Common Stocks (Cost $111,517,679)		164,998,334

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $3,077,516; collateralized by U.S. Treasury Notes: 3.625% due 12/31/12 and value $3,144,075)	$3,077,514	3,077,514

Total Short-Term Investment (Cost $3,077,514)		3,077,514

TOTAL INVESTMENTS - 100.1% (Cost $114,608,823)		168,150,907

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(179,807)

NET ASSETS - 100.0%		$167,971,100

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	48.0%
Pharmaceuticals	24.5%
Managed Health Care	10.1%
Health Care Facilities	5.1%
Health Care Equipment	3.4%
Health Care Services	2.8%
Life Sciences Tools & Services	2.4%
Other (each less than 1.0%)	2.0%

	98.3%
Short-Term Investment	1.8%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2012, 1.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Investments with a total aggregate value of $75,059 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(e)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
ARYx Therapeutics Inc Warrants (Exp.11/13/13) Acq. 11/13/08	$5,580	$-	0.0%
Cytori Therapeutics Inc Warrants (Exp.08/11/13) Acq. 08/11/08	-	703	0.0%
Derma Sciences Warrants (Exp.06/23/16) Acq. 06/17/11	8,050	70,435	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp.10/19/15) Acq. 10/19/10	-	3,481	0.0%
SANUWAVE Health Inc Warrants (Exp.04/08/16) Acq. 04/08/11	-	440	0.0%

	$13,630	$75,059	0.1%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$75,059	$-	$75,059	$-
	Common Stocks
	Health Care	164,998,334	159,144,179	5,854,155	-
	Short-Term Investment	3,077,514	-	3,077,514	-

	Total	$168,150,907	$159,144,179	$9,006,728	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 3.3%

Starwood Hotels & Resorts Worldwide Inc	632,301	$36,648,166

Financials - 93.4%

Acadia Realty Trust REIT	112,007	2,780,014
Apartment Investment & Management Co ‘A’ REIT	909,588	23,640,192
Ashford Hospitality Trust Inc REIT	542,080	4,553,472
AvalonBay Communities Inc REIT	271,020	36,856,010
Boston Properties Inc REIT	481,965	53,310,149
BRE Properties Inc REIT	265,509	12,449,717
Brookfield Office Properties Inc (NYSE) (Canada)	1,404,560	23,259,514
Camden Property Trust REIT	232,101	14,968,193
CommonWealth REIT	25,918	377,366
Cousins Properties Inc REIT	391,521	3,108,677
DCT Industrial Trust Inc REIT	2,440,070	15,787,253
Digital Realty Trust Inc REIT	120,480	8,415,528
Douglas Emmett Inc REIT	24,182	557,879
Duke Realty Corp REIT	592,690	8,712,543
Equity Lifestyle Properties Inc REIT	318,316	21,683,686
Equity One Inc REIT	2,160	45,490
Equity Residential REIT	1,791,992	103,093,300
Federal Realty Investment Trust REIT	178,726	18,819,848
Forest City Enterprises Inc ‘A’ *	1,765,263	27,979,419
General Growth Properties Inc REIT	1,914,976	37,303,732
HCP Inc REIT	1,484,138	66,014,458
Healthcare Realty Trust Inc REIT	883,450	20,363,522
Host Hotels & Resorts Inc REIT	3,975,299	63,803,549
Hudson Pacific Properties Inc REIT	425,037	7,863,184
Liberty Property Trust REIT	53,550	1,940,652
Mack-Cali Realty Corp REIT	795,373	21,156,922
Omega Healthcare Investors Inc REIT	119,860	2,724,418
Parkway Properties Inc REIT	2,390	31,954
Plum Creek Timber Co Inc REIT	19,713	864,218
Prologis Inc REIT	601,733	21,078,707
PS Business Parks Inc REIT	98,228	6,563,595
Public Storage REIT	331,657	46,156,705
Regency Centers Corp REIT	936,168	45,619,467
Retail Opportunity Investments Corp REIT	183,261	2,358,569
Senior Housing Properties Trust REIT	1,137,947	24,784,486
Simon Property Group Inc REIT	1,083,217	164,443,173
Sovran Self Storage Inc REIT	61,637	3,565,700
Starwood Property Trust Inc REIT	415,600	9,671,012
The Macerich Co REIT	305,709	17,495,726
UDR Inc REIT	566,370	14,057,303
Ventas Inc REIT	213,710	13,303,447
Vornado Realty Trust REIT	891,927	72,290,683
Winthrop Realty Trust REIT	254,260	2,740,923

		1,046,594,355

	Shares	Value
Health Care - 0.3%

Assisted Living Concepts Inc ‘A’	434,868	$3,318,043

Total Common Stocks (Cost $909,600,785)		1,086,560,564

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28//12, repurchase price of $10,801,274; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $11,022,284)	$10,801,265	10,801,265

Total Short-Term Investment (Cost $10,801,265)		10,801,265

TOTAL INVESTMENTS - 98.0% (Cost $920,402,050)		1,097,361,829

OTHER ASSETS & LIABILITIES, NET - 2.0%		22,883,928

NET ASSETS - 100.0%		$1,120,245,757

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	25.8%
Specialized	22.0%
Residential	20.2%
Diversified	8.5%
Office	8.2%
Real Estate Operating Companies	4.6%
Industrial	3.3%
Hotels, Resorts & Cruise Lines	3.3%
Other (each less than 1.0%)	1.1%

97.0%
Short-Term Investment	1.0%
Other Assets & Liabilities, Net	2.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,086,560,564	$1,086,560,564	$-	$-
	Short-Term Investment	10,801,265	-	10,801,265	-

	Total	$1,097,361,829	$1,086,560,564	$10,801,265	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Health Care - 1.8%

Agilent Technologies Inc	8,000	$307,600
Stryker Corp	14,200	790,372
Thermo Fisher Scientific Inc	2,631	154,782

		1,252,754

Industrials - 0.2%

Performant Financial Corp *	13,029	139,019

Information Technology - 97.9%

Advanced Micro Devices Inc *	744,669	2,509,534
Amdocs Ltd (United Kingdom)	31,711	1,046,146
Apple Inc	9,700	6,472,422
Arrow Electronics Inc *	13,100	441,601
Avago Technologies Ltd (Singapore)	10,800	376,542
Avnet Inc *	55,200	1,605,768
Broadcom Corp ‘A’ *	46,000	1,590,680
Cadence Design Systems Inc *	46,000	591,790
Check Point Software Technologies Ltd * (Israel)	41,500	1,998,640
Cisco Systems Inc	96,700	1,846,003
Citrix Systems Inc *	12,100	926,497
Dell Inc	50,500	497,930
Dena Co Ltd (Japan)	4,100	134,964
Electronics for Imaging Inc *	100,100	1,662,661
EMC Corp *	91,000	2,481,570
Flextronics International Ltd * (Singapore)	90,300	541,800
Global Payments Inc	9,700	405,751
KLA-Tencor Corp	59,768	2,851,232
Lam Research Corp *	91,237	2,899,968
LSI Corp *	42,500	293,675
Marvell Technology Group Ltd (Bermuda)	96,553	883,460
Mentor Graphics Corp *	4,811	74,474
Microchip Technology Inc	17,300	566,402
Microsemi Corp *	59,600	1,196,172
Microsoft Corp	110,600	3,293,668
Murata Manufacturing Co Ltd (Japan)	3,800	202,149
NCR Corp *	34,800	811,188
NetApp Inc *	64,900	2,133,912
Nuance Communications Inc *	145,500	3,621,495
NXP Semiconductors * (Netherlands)	36,600	915,366
Oracle Corp	58,300	1,835,867
Parametric Technology Corp *	117,900	2,570,220
QUALCOMM Inc	41,329	2,582,649
Qualys Inc *	4,360	61,738
Radware Ltd * (Israel)	9,026	325,116
Rovi Corp *	48,500	703,735
SanDisk Corp *	4,200	182,406
Semtech Corp *	19,200	482,880

	Shares	Value
Spansion Inc ‘A’ *	45,489	$542,229
Symantec Corp *	247,200	4,449,600
Synopsys Inc *	194,382	6,418,494
Teradyne Inc *	145,700	2,071,854
VeriFone Systems Inc *	11,300	314,705
Visa Inc ‘A’	6,000	805,680
Vishay Intertechnology Inc *	19,300	189,719
VMware Inc ‘A’ *	12,200	1,180,228
Xerox Corp	165,000	1,211,100

		70,801,680

Total Common Stocks (Cost $69,974,533)		72,193,453

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,174,013	1,174,013

Total Short-Term Investment (Cost $1,174,013)		1,174,013

TOTAL INVESTMENTS - 101.5% (Cost $71,148,546)		73,367,466

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(1,063,472)

NET ASSETS - 100.0%		$72,303,994

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Application Software	19.7%
Systems Software	18.7%
Semiconductors	12.9%
Semiconductor Equipment	10.8%
Computer Hardware	10.8%
Computer Storage & Peripherals	8.9%
Communications Equipment	6.6%
Technology Distributors	2.8%
Data Processing & Outsourced Services	2.1%
Office Electronics	1.7%
IT Consulting & Other Services	1.5%
Health Care Equipment	1.1%
Other (each less than 1.0%)	2.3%

	99.9%
Short-Term Investment	1.6%
Other Assets & Liabilities, Net	(1.5%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Health Care	$1,252,754	$1,252,754	$-	$-
	Industrials	139,019	139,019	-	-
	Information Technology	70,801,680	70,464,567	337,113	-

		72,193,453	71,856,340	337,113	-
	Short-Term Investment	1,174,013	1,174,013	-	-

	Total	$73,367,466	$73,030,353	$337,113	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.4%

Brazil - 5.4%

Banco Bradesco SA ADR	458,400	$7,366,488
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	382,380	17,249,162
Cia de Bebidas das Americas ADR	369,950	14,157,987
Lojas Americanas SA	2,688,340	21,045,239
Petroleo Brasileiro SA ADR	563,200	12,429,824
Vale SA ADR	687,890	11,941,770

		84,190,470

Colombia - 1.0%

Banco Davivienda SA	679,101	8,187,963
BanColombia SA ADR	124,660	7,443,449

		15,631,412

Total Preferred Stocks (Cost $80,845,541)		99,821,882

COMMON STOCKS - 91.4%

Bermuda - 0.9%

Credicorp Ltd	47,373	5,934,889
Dairy Farm International Holdings Ltd	440,800	4,896,347
Jardine Strategic Holdings Ltd	84,000	2,848,950

		13,680,186

Brazil - 5.5%

Amil Participacoes SA	162,900	1,956,648
B2W Cia Global do Varejo *	689,658	3,623,065
BM&FBOVESPA SA	4,578,543	27,666,618
Embraer SA ADR	466,613	12,421,238
Estacio Participacoes SA	633,700	10,628,092
Kroton Educacional SA - Share Deposit Certificates *	662,748	11,344,114
Natura Cosmeticos SA	670,350	18,269,497

		85,909,272

Cayman - 11.2%

Baidu Inc ADR *	411,930	48,121,662
Ctrip.com International Ltd ADR *	790,470	13,343,134
Eurasia Drilling Co Ltd GDR ~	111,300	3,686,155
Eurasia Drilling Co Ltd GDR (LI) ~	137,490	4,553,545
Home Inns & Hotels Management Inc ADR *	255,980	6,348,304
NetEase.com Inc ADR *	263,070	14,768,750
New Oriental Education & Technology Group ADR	618,080	10,303,394
Soho China Ltd	4,761,000	2,923,856
Tencent Holdings Ltd	682,800	23,204,740
Tingyi Holding Corp	7,910,000	23,718,836
Want Want China Holdings Ltd	13,896,000	17,756,577
Youku Tudou Inc ADR *	245,810	4,520,446

		173,249,399

Chile - 0.2%

Banco Santander Chile SA	52,739,379	3,720,164

China - 1.2%

China Oilfield Services Ltd ‘H’	894,000	1,623,066
China Shenhua Energy Co Ltd ‘H’	2,414,000	9,288,305
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	500,000	645,988
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	9,300	2,848
Sinopharm Group Co Ltd ‘H’	1,890,000	6,041,021
Wumart Stores Inc ‘H’	1,188,000	1,782,632

		19,383,860

	Shares	Value
Colombia - 1.5%

Almacenes Exito SA	722,998	$11,850,615
Almacenes Exito SA GDR ~	678,722	11,344,092

		23,194,707

Denmark - 2.5%

Carlsberg AS ‘B’	356,501	31,611,317
FLSmidth & Co AS	116,356	6,679,105

		38,290,422

Egypt - 0.6%

Commercial International Bank SAE	1,740,139	9,876,960

France - 0.6%

CFAO SA	160,956	7,716,635
Technip SA	21,280	2,374,412

		10,091,047

Hong Kong - 4.5%

AIA Group Ltd	4,317,400	15,944,501
CNOOC Ltd	7,063,000	14,331,318
Hang Lung Group Ltd	1,120,000	7,081,706
Hang Lung Properties Ltd	3,535,000	12,070,644
Hong Kong Exchanges & Clearing Ltd	1,300,392	19,555,721
Sun Art Retail Group Ltd	134,000	166,525

		69,150,415

India - 14.0%

Ambuja Cements Ltd	724,881	2,775,454
Asian Paints Ltd	112,989	8,431,262
Cipla Ltd	768,445	5,532,223
Colgate-Palmolive India Ltd	432,162	9,867,682
HDFC Bank Ltd ADR	621,500	23,355,970
Hindustan Unilever Ltd	1,627,639	16,828,002
Housing Development Finance Corp Ltd	2,178,043	31,783,290
ICICI Bank Ltd ADR	443,600	17,806,104
Infosys Ltd	1,024,854	49,055,579
Marico Ltd	1,934,472	7,323,535
Sun Pharmaceutical Industries Ltd	337,062	4,452,798
Sun TV Network Ltd	814,614	5,384,183
Tata Consultancy Services Ltd	646,343	15,827,177
UltraTech Cement Ltd	29,825	1,106,634
Zee Entertainment Enterprises Ltd	4,718,100	17,440,263

		216,970,156

Indonesia - 1.6%

P.T. Astra International Tbk	19,499,700	15,056,048
P.T. Unilever Indonesia Tbk	3,461,000	9,371,294

		24,427,342

Italy - 1.3%

Prada SPA	2,204,000	16,398,462
Saipem SPA	47,994	2,312,213
Salvatore Ferragamo Italia SPA	79,806	1,665,187

		20,375,862

Luxembourg - 1.2%

Tenaris SA ADR	445,010	18,143,058

Malaysia - 0.4%

Genting Bhd	2,026,500	5,768,221

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Mexico - 8.6%

America Movil SAB de CV ‘L’ ADR	2,142,920	$54,515,885
Fomento Economico Mexicano SAB de CV	2,555,883	23,535,946
Fomento Economico Mexicano SAB de CV ADR	254,560	23,414,429
Grupo Financiero Inbursa SAB de CV ‘O’	3,076,769	8,662,545
Grupo Televisa SAB ADR	378,710	8,903,472
Wal-Mart de Mexico SAB de CV ‘V’	5,109,956	14,390,887

		133,423,164

Netherlands - 1.3%

Yandex NV ‘A’ *	867,650	20,919,042

Nigeria - 1.2%

Guaranty Trust Bank PLC	28,464,342	3,467,507
Nigerian Breweries PLC	12,402,671	10,808,944
Zenith Bank PLC	36,089,441	3,742,098

		18,018,549

Philippines - 3.0%

Jollibee Foods Corp	3,315,638	8,025,771
SM Investments Corp	737,630	12,860,672
SM Prime Holdings Inc	76,283,775	25,895,719

		46,782,162

Russia - 4.9%

Magnit OJSC (RTS)	280,198	37,409,734
Magnit OJSC GDR (LI) ~	252,530	8,610,249
NovaTek OAO GDR (LI) ~	197,900	23,406,232
NovaTek OAO GDR (OTC) ~ r	54,466	6,441,859

		75,868,074

South Africa - 3.4%

Anglo American Platinum Ltd	173,912	8,955,239
Impala Platinum Holdings Ltd	829,198	13,864,161
MTN Group Ltd	1,201,487	23,141,614
Standard Bank Group Ltd	587,766	7,464,818

		53,425,832

South Korea - 4.4%

E-Mart Co Ltd	91,092	19,868,636
MegaStudy Co Ltd	30,129	2,002,424
NHN Corp	147,628	38,488,507
Shinsegae Co Ltd	41,732	7,808,138

		68,167,705

Taiwan - 2.9%

Epistar Corp	3,521,500	7,473,773
HTC Corp	778,458	7,525,690
Synnex Technology International Corp	4,187,838	9,463,057
Taiwan Semiconductor Manufacturing Co Ltd	6,955,376	21,193,944

		45,656,464

Thailand - 0.6%

Siam Commercial Bank PCL	1,826,700	10,091,876

Turkey - 4.6%

Akbank TAS	2,302,841	9,112,364
Anadolu Efes Biracilik Ve Malt Sanayii AS	822,462	12,225,497
BIM Birlesik Magazalar AS	234,271	9,782,250
Enka Insaat ve Sanayi AS	4,355,154	10,911,948
Haci Omer Sabanci Holding AS	4,494,738	19,730,758
Turkiye Garanti Bankasi AS	2,330,230	9,739,765

		71,502,582

	Shares	Value
United Arab Emirates - 0.9%

DP World Ltd	1,170,581	$13,424,463

United Kingdom - 8.2%

Anglo American PLC	709,559	20,887,472
BG Group PLC	891,790	18,057,944
Burberry Group PLC	150,030	2,436,096
Genting Singapore PLC	8,724,000	9,704,327
Mail.ru Group Ltd GDR (LI) ~	62,700	2,093,149
Rio Tinto PLC	92,440	4,321,231
SABMiller PLC	512,480	22,545,506
Tullow Oil PLC	1,343,286	29,795,871
Unilever PLC	470,450	17,134,751

		126,976,347

United States - 0.2%

MercadoLibre Inc	28,910	2,386,521

Total Common Stocks (Cost $1,194,518,655)		1,418,873,852

EQUITY-LINKED STRUCTURED SECURITIES - 0.2%

Vietnam - 0.2%

UBS AG (for Vietnam Dairy Products) Exp. 01/31/13 * r	357,000	1,997,521

Total Equity-Linked Structured Securities (Cost $1,469,648)		1,997,521

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $25,255,608; collateralized by U.S. Treasury Notes: 0.250% due 06/30/14 and value $25,765,000)	$25,255,586	25,255,586

Total Short-Term Investment (Cost $25,255,586)		25,255,586

TOTAL INVESTMENTS - 99.6% (Cost $1,302,089,430)		1,545,948,841

OTHER ASSETS & LIABILITIES, NET - 0.4%		6,898,364

NET ASSETS - 100.0%		$1,552,847,205

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	25.5%
Financials	19.4%
Information Technology	17.1%
Consumer Discretionary	11.9%
Energy	9.4%
Telecommunication Services	5.0%
Materials	4.7%
Industrials	3.8%
Short-Term Investment	1.6%
Health Care	1.2%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2012, 0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$99,821,882	$99,821,882	$-	$-
	Common Stocks
	Bermuda	13,680,186	5,934,889	7,745,297	-
	Brazil	85,909,272	85,909,272	-	-
	Cayman	173,249,399	97,405,690	75,843,709	-
	Chile	3,720,164	3,720,164	-	-
	China	19,383,860	-	19,383,860	-
	Colombia	23,194,707	11,850,615	11,344,092	-
	Denmark	38,290,422	-	38,290,422	-
	Egypt	9,876,960	-	9,876,960	-
	France	10,091,047	-	10,091,047	-
	Hong Kong	69,150,415	-	69,150,415	-
	India	216,970,156	41,162,074	175,808,082	-
	Indonesia	24,427,342	-	24,427,342	-
	Italy	20,375,862	-	20,375,862	-
	Luxembourg	18,143,058	18,143,058	-	-
	Malaysia	5,768,221	-	5,768,221	-
	Mexico	133,423,164	133,423,164	-	-
	Netherlands	20,919,042	20,919,042	-	-
	Nigeria	18,018,549	18,018,549	-	-
	Philippines	46,782,162	-	46,782,162	-
	Russia	75,868,074	-	75,868,074	-
	South Africa	53,425,832	-	53,425,832	-
	South Korea	68,167,705	-	68,167,705	-
	Taiwan	45,656,464	-	45,656,464	-
	Thailand	10,091,876	-	10,091,876	-
	Turkey	71,502,582	-	71,502,582	-
	United Arab Emirates	13,424,463	13,424,463	-	-
	United Kingdom	126,976,347	-	126,976,347	-
	United States	2,386,521	2,386,521	-	-

		1,418,873,852	452,297,501	966,576,351	-
	Equity-Linked Structured Securities	1,997,521	-	1,997,521	-
	Short-Term Investment	25,255,586	-	25,255,586	-

	Total	$1,545,948,841	$552,119,383	$993,829,458	$-

During the nine-month period ended September 30, 2012, investments with a total aggregate value of $13,778,031 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Convertible Corporate Bonds & Notes
Value, Beginning of Period	$507,361
Purchases	-
Sales	(461,546)
Net Realized Gains	26,312
Change in Net Unrealized Depreciation	(72,127)
Transfers In	-
Transfers Out	-

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Brazil - 0.8%

Itau Unibanco Holding SA ADR	982,597	$15,014,082

Total Preferred Stocks (Cost $16,077,027)		15,014,082

COMMON STOCKS - 98.6%

Australia - 1.9%

QBE Insurance Group Ltd	2,086,929	27,937,136
Westpac Banking Corp	347,345	8,921,446

		36,858,582

Bermuda - 1.4%

Li & Fung Ltd	16,864,400	26,098,820

Brazil - 1.1%

BM&FBOVESPA SA	2,354,600	14,228,068
Tim Participacoes SA ADR	403,783	7,760,709

		21,988,777

Canada - 2.5%

Canadian National Railway Co (NYSE)	531,255	46,872,629

Czech Republic - 0.8%

Komercni Banka AS	72,589	14,485,116

France - 11.8%

Air Liquide SA	336,758	41,829,135
Danone SA	630,248	38,864,005
Dassault Systemes SA	107,343	11,308,030
Legrand SA	579,073	21,887,278
LVMH Moet Hennessy Louis Vuitton SA	239,696	36,146,894
Pernod-Ricard SA	354,318	39,816,790
Schneider Electric SA	586,629	34,843,083

		224,695,215

Germany - 11.9%

Bayer AG	711,844	61,248,431
Beiersdorf AG	544,071	39,963,577
Deutsche Boerse AG	118,244	6,548,394
Linde AG	324,223	55,898,567
Merck KGaA	221,311	27,314,813
SAP AG	494,159	35,041,490

		226,015,272

Hong Kong - 2.5%

AIA Group Ltd	5,777,700	21,337,505
China Unicom Ltd	11,176,000	18,222,506
CNOOC Ltd	3,654,000	7,414,220

		46,974,231

India - 2.0%

ICICI Bank Ltd ADR	879,508	35,303,451
Infosys Ltd ADR	75,049	3,642,878

		38,946,329

Israel - 0.9%

Check Point Software Technologies Ltd *	340,347	16,391,111

	Shares	Value

Japan - 14.5%

Canon Inc	784,800	$25,115,787
Denso Corp	1,118,900	35,113,182
FANUC Corp	165,500	26,654,861
Honda Motor Co Ltd	1,230,900	37,769,800
HOYA Corp	1,027,800	22,574,237
INPEX Corp	5,703	33,782,772
Lawson Inc	444,600	34,163,533
NTT DOCOMO Inc	8,350	13,541,641
Shin-Etsu Chemical Co Ltd	852,600	47,928,580

		276,644,393

Mexico - 0.5%

Grupo Financiero Santander Mexico SAB de CV ADR ‘B’ *	672,370	9,211,469

Netherlands - 7.6%

Akzo Nobel NV	557,258	31,565,468
Heineken NV	855,647	51,101,114
ING Groep NV CVA *	3,831,816	30,460,830
Randstad Holding NV	980,757	32,686,524

		145,813,936

Singapore - 1.1%

DBS Group Holdings Ltd	1,148,000	13,408,582
Singapore Telecommunications Ltd	3,067,680	7,986,030
Singapore Telecommunications Ltd Board Lot 10	127,000	330,493

		21,725,105

South Africa - 0.3%

MTN Group Ltd	329,803	6,352,273

South Korea - 0.9%

Samsung Electronics Co Ltd	14,282	17,194,557

Spain - 2.8%

Amadeus IT Holding SA ‘A’	1,171,960	27,361,933
Banco Santander SA *	2,440,801	18,285,604
Red Electrica Corp SA	180,322	8,564,381

		54,211,918

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	577,299	20,104,312

Switzerland - 9.9%

Givaudan SA	4,227	4,016,659
Julius Baer Group Ltd	793,722	27,678,284
Kuehne + Nagel International AG	50,675	5,734,055
Nestle SA	1,049,395	66,197,032
Roche Holding AG (XVTX)	167,993	31,382,005
Sonova Holding AG	141,573	14,324,870
Swiss Re AG	246,153	15,839,401
UBS AG (XVTX)	1,953,617	23,843,003

		189,015,309

Taiwan - 2.4%

Hon Hai Precision Industry Co Ltd	5,854,070	18,130,356
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,763,504	27,898,633

		46,028,989

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
United Kingdom - 20.7%

Barclays PLC	3,723,060	$12,959,666
BG Group PLC	907,773	18,381,585
Compass Group PLC	3,668,581	40,574,261
Delphi Automotive PLC *	476,785	14,780,335
Diageo PLC	1,360,484	38,306,444
Hays PLC	6,244,012	7,798,461
HSBC Holdings PLC (LI)	6,865,387	63,704,759
Reckitt Benckiser Group PLC	570,469	32,868,147
Rio Tinto PLC	666,456	31,154,374
Royal Dutch Shell PLC ‘A’ (LI)	1,036,807	35,907,877
Smiths Group PLC	1,191,290	19,978,950
Standard Chartered PLC	1,872,784	42,421,749
WPP PLC	2,629,904	35,808,125

		394,644,733

Total Common Stocks (Cost $1,710,188,116)		1,880,273,076

	Shares	Value
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	42,033,804	$42,033,804

Total Short-Term Investment (Cost $42,033,804)		42,033,804

TOTAL INVESTMENTS - 101.6% (Cost $1,768,298,947)		1,937,320,962

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(31,106,732)

NET ASSETS - 100.0%		$1,906,214,230

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.1%
Consumer Staples	17.9%
Consumer Discretionary	12.9%
Materials	11.1%
Information Technology	10.7%
Industrials	10.3%
Health Care	7.1%
Energy	5.0%
Telecommunication Services	2.8%
Short-Term Investment	2.2%
Utilities	0.5%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$15,014,082	$15,014,082	$-	$-
	Common Stocks
	Australia	36,858,582	-	36,858,582	-
	Bermuda	26,098,820	-	26,098,820	-
	Brazil	21,988,777	21,988,777	-	-
	Canada	46,872,629	46,872,629	-	-
	Czech Republic	14,485,116	-	14,485,116	-
	France	224,695,215	-	224,695,215	-
	Germany	226,015,272	-	226,015,272	-
	Hong Kong	46,974,231	-	46,974,231	-
	India	38,946,329	38,946,329	-	-
	Israel	16,391,111	16,391,111	-	-
	Japan	276,644,393	-	276,644,393	-
	Mexico	9,211,469	9,211,469	-	-
	Netherlands	145,813,936	-	145,813,936	-
	Singapore	21,725,105	-	21,725,105	-
	South Africa	6,352,273	-	6,352,273	-
	South Korea	17,194,557	-	17,194,557	-
	Spain	54,211,918	-	54,211,918	-
	Sweden	20,104,312	-	20,104,312	-
	Switzerland	189,015,309	-	189,015,309	-
	Taiwan	46,028,989	27,898,633	18,130,356	-
	United Kingdom	394,644,733	14,780,335	379,864,398	-

		1,880,273,076	176,089,283	1,704,183,793	-
	Short-Term Investment	42,033,804	42,033,804	-	-

	Total	$1,937,320,962	$233,137,169	$1,704,183,793	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

France - 0.0%

UBISOFT Entertainment Strike @ $7.00 Exp. 10/10/13 *	500,605	$30,878

Total Warrants (Cost $0)		30,878

PREFERRED STOCKS - 0.4%

Germany - 0.4%

ProSiebenSat.1 Media AG	206,156	5,203,234

Total Preferred Stocks (Cost $4,573,901)		5,203,234

COMMON STOCKS - 97.8%

Australia - 6.0%

Arrium Ltd	3,109,700	1,737,871
Ausdrill Ltd	1,221,800	3,651,033
Australand Property Group REIT	587,737	1,794,203
Beach Energy Ltd	2,020,690	2,629,850
Bradken Ltd	202,009	1,150,003
Cabcharge Australia Ltd	200,051	1,126,163
Caltex Australia Ltd	267,876	4,571,411
Carnarvon Petroleum Ltd *	250,000	25,222
Centro Retail Australia REIT	1,074,442	2,328,911
Charter Hall Retail REIT	1,044,167	3,705,446
Commonwealth Property Office Fund REIT	4,181,538	4,478,961
Emeco Holdings Ltd	4,161,188	3,135,719
Evolution Mining Ltd *	1,421,521	2,818,793
Flight Centre Ltd	144,857	3,529,382
GrainCorp Ltd ‘A’	612,581	5,690,342
Grange Resources Ltd	4,091,556	1,114,889
iiNET Ltd	458,524	1,746,659
Imdex Ltd	593,817	1,000,845
Investa Office Fund REIT	1,728,994	5,167,836
Mineral Resources Ltd	250,374	1,990,608
Mount Gibson Iron Ltd	2,685,729	2,069,823
NRW Holdings Ltd	867,885	1,830,298
Nufarm Ltd	363,837	2,282,472
OrotonGroup Ltd	94,014	679,626
Resolute Mining Ltd *	1,740,405	3,460,838
Spark Infrastructure Group ~	4,059,754	6,833,539
TPG Telecom Ltd	621,714	1,431,219

		71,981,962

Austria - 0.8%

AMS AG	20,830	2,084,401
Oesterreichische Post AG	133,194	4,768,695
Vienna Insurance Group AG	74,236	3,154,144

		10,007,240

Bermuda - 1.3%

Catlin Group Ltd	410,528	3,156,546
First Pacific Co Ltd	2,959,200	3,207,850
Giordano International Ltd	3,094,000	2,597,050
Johnson Electric Holdings Ltd	3,935,000	2,576,450
Northern Offshore Ltd	79,790	143,465
NWS Holdings Ltd	1,705,000	2,747,566
Oriental Watch Holdings	5,210,000	1,726,599

		16,155,526

	Shares	Value
Canada - 9.5%

Aecon Group Inc	284,200	$3,489,263
AuRico Gold Inc (TSE) *	323,000	2,270,298
B2Gold Corp *	834,700	3,345,253
Calfrac Well Services Ltd	108,125	2,602,215
Canadian Apartment Properties REIT	106,200	2,686,597
Canyon Services Group Inc	269,900	3,267,023
Celestica Inc *	500,000	3,575,425
Cogeco Cable Inc	103,600	3,930,709
Dundee Precious Metals Inc *	379,500	3,551,419
Empire Co Ltd ‘A’	51,000	3,070,064
Ensign Energy Services Inc	192,400	2,955,183
Keyera Corp	140,467	6,806,884
Labrador Iron Ore Royalty Corp	112,000	3,447,381
Martinrea International Inc *	422,500	3,034,127
Methanex Corp (TSE)	102,600	2,927,403
Nevsun Resources Ltd	696,300	3,265,124
Pacific Rubiales Energy Corp	114,300	2,731,062
Pan American Silver Corp	241,019	5,168,020
Parkland Fuel Corp	328,400	5,548,494
Poseidon Concepts Corp	423,918	6,299,910
Quebecor Inc ‘B’	106,000	3,529,020
Russel Metals Inc	230,800	6,460,804
Sandvine Corp * r	1,268,100	1,547,879
SEMAFO Inc	369,460	1,687,392
TELUS Corp	58,400	3,683,637
The Jean Coutu Group PJC Inc ‘A’	234,000	3,387,061
TransForce Inc	209,900	3,715,044
Transglobe Energy Corp *	269,800	2,936,487
Trinidad Drilling Ltd	379,900	2,647,050
Twin Butte Energy Ltd	1,188,900	3,446,613
Westjet Airlines Ltd	224,000	4,003,336
Whitecap Resources Inc *	328,700	2,470,850

		113,487,027

Cayman - 0.8%

AMVIG Holdings Ltd	2,232,000	664,628
Hutchison Telecommunications Hong Kong Holdings Ltd	12,020,000	5,307,118
Polarcus Ltd *	3,638,193	3,988,780

		9,960,526

Denmark - 1.5%

GN Store Nord AS	178,157	2,743,006
Pandora AS	227,614	3,107,393
Royal UNIBREW AS	41,465	3,181,727
TDC AS	279,500	2,037,076
Topdanmark AS *	19,576	3,836,248
Tryg AS	40,602	2,638,903

		17,544,353

Finland - 1.8%

Huhtamaki OYJ	203,879	3,253,197
Kemira OYJ	198,148	2,764,241
Orion OYJ ‘B’	286,806	6,145,060
Pohjola Bank PLC ‘A’	221,665	2,925,296
Sponda OYJ r	698,282	2,862,058
Tieto OYJ	179,523	3,107,521

		21,057,373

France - 8.1%

Alten Ltd	83,559	2,672,574
Arkema SA	33,000	3,099,925
Atos	92,967	6,493,873
Cap Gemini SA	199,907	8,487,662
CNP Assurances	338,418	4,427,040
Eiffage SA	102,595	3,376,526
Eramet	23,528	2,769,775
Faurecia	174,980	2,911,672

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Imerys SA	41,979	$2,471,836
Klepierre REIT	182,022	6,391,533
Legrand SA	473	17,878
Mercialys SA REIT	205,048	4,234,288
Neopost SA	72,429	4,006,442
Plastic Omnium SA	98,289	2,455,981
Publicis Groupe SA	53,025	2,973,003
Remy Cointreau SA	29,945	3,443,878
Rexel SA	179,687	3,623,065
SCOR SE	200,855	5,174,771
Societe BIC SA	73,355	8,875,054
Ubisoft Entertainment *	500,605	4,004,541
Valeo SA	117,457	5,452,974
Wendel SA	23,677	2,002,712
Zodiac Aerospace	72,931	7,114,270

		96,481,273

Germany - 5.7%

Axel Springer AG	109,314	4,742,076
Bertrandt AG r	58,524	4,329,242
Bilfinger Berger SE	44,105	3,906,151
Brenntag AG	37,569	4,815,402
Drillisch AG	185,410	2,252,490
Duerr AG	90,365	6,028,775
Freenet AG	284,543	4,643,575
Gerresheimer AG *	88,632	4,639,190
Gildemeister AG	166,046	2,951,553
Hannover Rueckversicherung AG	113,372	7,253,265
Infineon Technologies AG	301,748	1,914,698
Jenoptik AG	188,176	1,429,638
Kloeckner & Co SE *	179,800	1,721,557
Leoni AG	99,656	3,729,591
MTU Aero Engines Holding AG	61,650	4,928,219
Stada Arzneimittel AG	122,400	3,566,814
Suedzucker AG	165,951	5,879,272

		68,731,508

Greece - 0.1%

OPAP SA	307,163	1,583,041

Hong Kong - 1.2%

Melco International Development Ltd	2,640,000	2,347,504
PCCW Ltd	5,796,000	2,365,048
Techtronic Industries Co	2,864,000	5,187,115
Television Broadcasts Ltd	562,000	4,155,306

		14,054,973

Ireland - 1.0%

DCC PLC	96,037	2,767,068
Paddy Power PLC	47,383	3,522,937
Smurfit Kappa Group PLC *	430,251	4,339,254
United Drug PLC	419,051	1,588,163

		12,217,422

Italy - 2.8%

Banca Generali SPA	83,552	1,120,493
Banca Popolare di Milano Scarl *	4,635,100	2,444,622
Banco Popolare Scarl *	732,155	1,102,000
Brembo SPA r	418,737	4,240,433
Credito Emiliano SPA	58,925	273,879
Danieli & Co Officine Meccaniche SPA	91,246	2,289,588
De’Longhi SPA r	259,182	3,035,366
Delclima * r	259,182	189,745
Lottomatica Group SPA	261,706	5,765,900
MARR SPA	119,128	1,147,813
Mediolanum SPA	1,056,219	4,559,152
Pirelli & C SPA	231,388	2,500,076
Societa Iniziative Autostradali e Servizi SPA	438,844	3,531,094
Trevi Finanziaria Industriale SPA	274,405	1,775,826

		33,975,987

	Shares	Value
Japan - 20.5%

Ain Pharmaciez Inc	46,500	$3,319,267
Asahi Holdings Inc	144,800	2,418,721
Bando Chemical Industries Ltd r	429,000	1,488,828
Cawachi Ltd	12,200	254,106
Century Tokyo Leasing Corp	122,200	2,366,254
Clarion Co Ltd *	1,526,000	2,422,254
Daicel Corp	823,000	4,932,878
Daikyo Inc	1,324,000	3,316,804
Dainippon Sumitomo Pharma Co Ltd	451,300	4,959,840
Daiwabo Holdings Co Ltd	1,398,000	2,631,833
DCM Holdings Co Ltd	358,800	2,389,949
Fuji Oil Co Ltd	247,900	3,458,364
Futaba Industrial Co Ltd *	402,300	1,627,738
Geo Holdings Corp	1,817	2,080,928
Haseko Corp *	4,097,000	2,613,680
Higashi Nihon House Co Ltd r	847,000	3,357,256
Hino Motors Ltd	421,000	2,754,485
HIS Co Ltd	60,600	1,902,402
Hitachi Capital Corp	265,800	4,792,495
Honeys Co Ltd	262,730	4,029,697
Howa Machinery Ltd r	2,315,000	2,193,479
Idemitsu Kosan Co Ltd	44,700	3,646,889
IT Holdings Corp	283,400	3,673,268
J Trust Co Ltd	287,200	3,325,386
Japan Aviation Electronics Industry Ltd	316,000	2,654,486
JFE Shoji Trade Corp * +	452,000	1,598,797
JVC Kenwood Corp	1,149,500	4,105,629
Kanematsu Corp * r	4,134,000	4,817,129
Koito Manufacturing Co Ltd	180,000	2,078,668
Kyoei Steel Ltd	170,700	3,002,678
KYORIN Holdings Inc	186,000	4,581,744
Kyowa Exeo Corp	116,600	1,376,911
Leopalace21 Corp *	787,600	2,369,703
Maruha Nichiro Holdings Inc	2,032,000	3,269,096
MCJ Co Ltd r	519,000	970,532
Meitec Corp	129,900	2,953,774
Ministop Co Ltd	106,300	1,770,397
Misawa Homes Co Ltd	154,900	2,346,511
Mitsubishi Gas Chemical Co Inc	472,000	2,369,106
Mitsubishi Steel Manufacturing Co Ltd	981,000	1,783,432
Monex Group Inc	3,263	531,777
MTI Ltd r	2,428	2,335,628
NET One Systems Co Ltd	217,600	2,739,465
Nichiha Corp r	379,100	4,661,319
Nichii Gakkan Co	302,700	2,911,805
Nihon Kohden Corp	82,000	2,845,100
Nihon Unisys Ltd	640,400	4,609,295
Nippon Carbide Industries Co Inc	876,000	1,121,680
Nippon Carbon Co Ltd	1,291,000	2,364,158
Nippon Paint Co Ltd	295,000	2,482,449
Nippon Piston Ring Co Ltd	603,000	997,774
Nisshin Steel Co Ltd * +	2,323,000	2,414,997
Oenon Holdings Inc	123,000	308,859
Oki Electric Industry Co Ltd *	2,039,000	2,323,345
Otsuka Corp	32,300	2,884,302
PanaHome Corp	364,000	2,121,579
Sankyu Inc	777,400	2,936,882
Sapporo Hokuyo Holdings Inc * +	930,900	2,571,336
Sasebo Heavy Industries Co Ltd	1,074,000	962,657
SCSK Corp	242,200	4,250,418
Seino Holdings Corp	226,000	1,432,727
Shinko Electric Industries Co Ltd	563,000	3,552,410
Shinko Plantech Co Ltd	277,600	2,251,842
Ship Healthcare Holdings Inc	123,300	3,929,017
Showa Corp	549,000	4,849,297
Skymark Airlines Inc *	213,200	1,052,560
Sohgo Security Services Co Ltd	154,900	2,167,857
Star Micronics Co Ltd	271,800	2,610,547

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Suruga Bank Ltd	221,000	$2,497,651
Taihei Kogyo Co Ltd r	329,000	1,262,361
Takara Leben Co Ltd	228,700	2,429,046
TBK Co Ltd	109,000	492,662
The 77 Bank Ltd	976,000	4,040,074
The Higo Bank Ltd	242,000	1,472,385
The Keiyo Bank Ltd r	739,000	3,372,894
The Musashino Bank Ltd	114,500	3,522,447
The Okinawa Electric Power Co Inc	72,300	2,412,714
Toho Holdings Co Ltd	152,700	3,117,371
Tokai Carbon Co Ltd	752,000	2,276,800
Tokai Rika Co Ltd	192,000	2,696,514
Tokyu REIT Inc	809	4,149,926
Tosoh Corp	1,465,000	2,776,157
Touei Housing Corp r	213,900	2,275,694
Toyo Engineering Corp	577,000	2,586,119
Toyo Tire & Rubber Co Ltd	1,157,000	2,887,943
Tsubakimoto Chain Co	620,000	3,588,627
Tsuruha Holdings Inc	57,400	4,288,583
U-Shin Ltd	8,900	43,909
United Arrows Ltd	286,700	7,657,495
Universal Entertainment Corp	87,300	1,766,145
UNY Co Ltd	248,800	1,920,000

		245,759,993

Luxembourg - 0.6%

AZ Electronic Materials SA	369,900	2,023,577
Eurofins Scientific	20,133	2,860,746
Oriflame Cosmetics SA SDR	63,284	2,170,042

		7,054,365

Multi-National - 0.2%

HKT Trust & HKT Ltd	3,081,000	2,612,679

Netherlands - 1.3%

Arcadis NV	105,145	2,227,490
Brunel International NV	67,900	2,972,924
Delta Lloyd NV	365,070	5,591,774
Koninklijke Ten Cate NV	85,782	1,978,360
PostNL NV	659,247	2,302,471

		15,073,019

Norway - 1.6%

Atea ASA	252,100	2,477,442
DNO International ASA *	2,642,500	5,060,694
Electromagnetic GeoServices ASA *	891,370	2,196,051
Fred Olsen Energy ASA	114,849	5,142,974
Kongsberg Gruppen ASA r	92,669	1,757,439
Norwegian Air Shuttle ASA *	123,544	2,313,662

		18,948,262

Poland - 0.2%

Getin Holding SA * r	3,812,800	2,387,835

Singapore - 0.8%

Mapletree Logistics Trust REIT	4,018,000	3,676,319
STX OSV Holdings Ltd	2,710,000	3,569,257
Yangzijiang Shipbuilding Holdings Ltd	3,127,000	2,482,785

		9,728,361

South Korea - 6.8%

Capro Corp	80,320	1,211,440
Chong Kun Dang Pharm Corp	147,810	3,716,088
Daeduck GDS Co Ltd	208,570	2,626,198
Daesang Corp	293,540	6,187,582
Dongbu Insurance Co Ltd	72,800	3,168,617
Eugene Technology Co Ltd	162,825	1,987,814
Grand Korea Leisure Co Ltd	143,650	3,789,987

	Shares	Value
GS Home Shopping Inc	15,289	$1,518,868
Handsome Co Ltd	116,790	2,928,981
Himart Co Ltd	75,644	4,892,815
Humax Co Ltd	264,489	2,368,554
Huvitz Co Ltd	26,956	348,368
Hyundai Corp	119,690	2,496,639
IsuPetasys Co Ltd	767,750	2,880,770
KH Vatec Co Ltd *	432,099	3,581,780
LG International Corp	70,560	2,943,069
LIG Insurance Co Ltd	150,310	3,508,455
Mando Corp	20,055	2,766,078
Meritz Fire & Marine Insurance Co Ltd	266,300	3,020,152
Paradise Co Ltd	396,776	6,436,537
S-MAC Co Ltd	229,886	3,162,583
Seah Besteel Corp	77,565	2,637,327
Sejong Industrial Co Ltd r	180,830	2,406,466
Simm Tech Co Ltd	555,661	6,258,174
Youngone Corp	135,580	4,481,971

		81,325,313

Spain - 2.6%

Bolsas y Mercados Espanoles SA	177,378	3,741,250
Construcciones y Auxiliar de Ferrocarriles SA	8,316	4,063,072
Distribuidora Internacional de Alimentacion SA	1,361,490	7,528,244
Ence Energia y Celulosa SA r	945,429	2,107,549
Obrascon Huarte Lain SA	95,710	2,216,040
Prosegur Cia de Seguridad SA	797,780	3,652,768
Red Electrica Corp SA	46,982	2,231,407
Viscofan SA	117,009	5,365,940

		30,906,270

Sweden - 2.5%

AarhusKarlshamn AB	110,745	4,191,638
Billerud AB	466,500	4,358,685
Fabege AB	446,885	4,256,014
Holmen AB ‘B’	110,153	3,010,057
Intrum Justitia AB	175,384	2,566,071
Modern Times Group AB ‘B’	74,086	3,280,161
Saab AB ‘B’	210,200	4,038,553
Trelleborg AB ‘B’	379,267	4,279,518

		29,980,697

Switzerland - 1.9%

Ascom Holding AG *	37,988	286,912
Baloise Holding AG	42,653	3,359,052
Banque Cantonale Vaudoise	6,439	3,338,748
Flughafen Zuerich AG	7,235	2,971,693
Galenica AG	6,112	3,622,120
Helvetia Holding AG	12,428	4,341,425
OC Oerlikon Corp AG	455,862	4,394,152

		22,314,102

United Kingdom - 18.2%

Aberdeen Asset Management PLC	2,138,890	10,771,544
Afren PLC *	1,662,819	3,775,739
Ashmore Group PLC	642,449	3,543,093
Ashtead Group PLC	514,548	2,694,745
Aveva Group PLC	133,652	4,255,221
Barratt Developments PLC *	422,046	1,157,164
Beazley PLC r	2,962,101	8,042,882
Bellway PLC	560,356	8,346,784
Berkeley Group Holdings PLC *	242,129	5,505,677
Bodycote PLC	467,913	2,961,605
Bunzl PLC	183,277	3,288,042
Close Brothers Group PLC	390,964	5,276,035
Cobham PLC	834,422	2,994,031
Daily Mail & General Trust PLC ‘A’	743,700	5,794,452
De La Rue PLC	74,027	1,212,161

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Debenhams PLC	1,854,876	$3,073,276
Dixons Retail PLC *	9,615,074	3,081,838
Drax Group PLC	447,972	3,672,391
DS Smith PLC	1,426,676	4,293,920
easyJet PLC	526,081	4,941,111
Ferrexpo PLC	850,392	2,677,130
Firstgroup PLC	1,220,613	4,739,689
GKN PLC	923,251	3,209,497
Go-Ahead Group PLC r	186,593	3,957,167
Henderson Group PLC	2,407,961	4,181,024
IG Group Holdings PLC	908,867	6,554,015
Intermediate Capital Group PLC	1,223,294	5,911,709
Intertek Group PLC	81,370	3,607,097
ITV PLC	2,015,987	2,886,429
Jazztel PLC *	720,922	4,296,656
Laird PLC	735,110	2,677,942
London Stock Exchange Group PLC	340,633	5,195,255
Micro Focus International PLC	591,565	5,630,856
Mondi PLC	570,699	5,826,437
National Express Group PLC	725,146	2,462,443
New World Resources PLC ‘A’	127,873	548,363
Next PLC	155,933	8,707,037
Northgate PLC	690,681	2,687,458
Petropavlovsk PLC	274,988	1,823,485
QinetiQ Group PLC	1,538,861	4,714,157
Resolution Ltd	334,008	1,172,896
Rightmove PLC	207,228	5,255,587
Rockhopper Exploration PLC *	480,700	1,353,702
RPC Group PLC	339,408	2,338,062
Senior PLC	484,788	1,600,813
SIG PLC	1,856,403	2,971,584
Spectris PLC	282,367	7,884,008
Spirent Communications PLC	853,144	2,129,784
Tate & Lyle PLC	232,338	2,499,235
Taylor Wimpey PLC	6,714,749	5,904,703
Tullett Prebon PLC	949,435	4,575,182
Victrex PLC	161,100	3,445,785
WH Smith PLC	512,614	5,356,855

		217,463,753

Total Common Stocks (Cost $1,101,278,896)		1,170,792,860

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $16,250,328; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $16,576,343)	$16,250,314	$16,250,314

Total Short-Term Investment (Cost $16,250,314)		16,250,314

TOTAL INVESTMENTS - 99.6% (Cost $1,122,103,111)		1,192,277,286

OTHER ASSETS & LIABILITIES, NET - 0.4%		5,156,658

NET ASSETS - 100.0%		$1,197,433,944

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Industrials	20.0%
Consumer Discretionary	19.2%
Financials	18.1%
Information Technology	10.3%
Materials	9.9%
Energy	6.4%
Consumer Staples	6.2%
Health Care	4.3%
Telecommunication Services	2.5%
Short-Term Investment	1.4%
Utilities	1.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $6,585,130 or 0.5% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of September 30, 2012, 5.3% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
EUR	21,427,000	USD	27,636,330	10/12	SSB	($99,144)
USD	26,778,929	EUR	21,427,000	10/12	SSB	(758,257)

Total Forward Foreign Currency Contracts						($857,401)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$30,878	$30,878	$-	$-
	Preferred Stocks (1)	5,203,234	-	5,203,234	-
	Common Stocks
	Australia	71,981,962	-	71,981,962	-
	Austria	10,007,240	-	10,007,240	-
	Bermuda	16,155,526	-	16,155,526	-
	Canada	113,487,027	113,487,027	-	-
	Cayman	9,960,526	-	9,960,526	-
	Denmark	17,544,353	-	17,544,353	-
	Finland	21,057,373	-	21,057,373	-
	France	96,481,273	-	96,481,273	-
	Germany	68,731,508	-	68,731,508	-
	Greece	1,583,041	-	1,583,041	-
	Hong Kong	14,054,973	-	14,054,973	-
	Ireland	12,217,422	-	12,217,422	-
	Italy	33,975,987	-	33,975,987	-
	Japan	245,759,993	-	245,759,993	-
	Luxembourg	7,054,365	-	7,054,365	-
	Multi-National	2,612,679	-	2,612,679	-
	Netherlands	15,073,019	-	15,073,019	-
	Norway	18,948,262	-	18,948,262	-
	Poland	2,387,835	-	2,387,835	-
	Singapore	9,728,361	-	9,728,361	-
	South Korea	81,325,313	-	81,325,313	-
	Spain	30,906,270	-	30,906,270	-
	Sweden	29,980,697	-	29,980,697	-
	Switzerland	22,314,102	-	22,314,102	-
	United Kingdom	217,463,753	-	217,463,753	-

		1,170,792,860	113,487,027	1,057,305,833	-
	Short-Term Investment	16,250,314	-	16,250,314	-

	Total Assets	1,192,277,286	113,517,905	1,078,759,381	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(857,401)	-	(857,401)	-

	Total Liabilities	(857,401)	-	(857,401)	-

	Total	$1,191,419,885	$113,517,905	$1,077,901,980	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the nine-month period ended September 30, 2012, an investment with a value of $2,612,680 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Germany - 1.5%

Volkswagen AG	119,344	$21,799,503

Total Preferred Stocks (Cost $21,264,432)		21,799,503

COMMON STOCKS - 97.8%

Australia - 2.1%

Australia & New Zealand Banking Group Ltd	1,226,913	31,383,223

Belgium - 1.2%

Solvay SA	150,700	17,498,966

Canada - 0.7%

First Quantum Minerals Ltd	507,781	10,820,885

China - 1.8%

China Construction Bank Corp ‘H’	22,337,000	15,435,396
China Shenhua Energy Co Ltd ‘H’	2,843,500	10,940,884

		26,376,280

Finland - 0.9%

UPM-Kymmene OYJ	1,186,760	13,463,476

France - 11.8%

AXA SA	1,218,246	18,204,152
BNP Paribas SA	585,897	28,003,199
Cie de Saint-Gobain	371,350	13,090,057
GDF Suez	486,391	10,900,183
Renault SA	301,429	14,207,178
Sanofi	576,452	49,245,849
Schneider Electric SA	215,071	12,774,235
Sodexo	265,714	20,028,736
Suez Environnement Co	576,041	6,538,170

		172,991,759

Germany - 9.0%

Allianz SE	278,598	33,172,954
BASF SE	238,585	20,159,832
Bayer AG	447,980	38,545,063
Deutsche Boerse AG	299,925	16,609,950
E.ON AG	959,261	22,796,869

		131,284,668

Hong Kong - 3.8%

China Overseas Land & Investment Ltd	3,048,000	7,746,357
CNOOC Ltd	7,568,000	15,355,999
Hutchison Whampoa Ltd	2,542,000	24,501,782
Sino Land Co Ltd	4,660,000	8,665,191

		56,269,329

Israel - 1.0%

Teva Pharmaceutical Industries Ltd ADR	354,982	14,699,805

Italy - 3.6%

ENI SPA	1,937,389	42,508,356
Intesa Sanpaolo SPA	6,652,699	10,174,343

		52,682,699

	Shares	Value
Japan - 21.2%

Asahi Group Holdings Ltd	439,200	$10,823,640
Bridgestone Corp	426,100	9,874,603
Canon Inc	498,500	15,953,389
East Japan Railway Co	112,100	7,424,011
Fujitsu Ltd	2,431,000	9,119,605
Hitachi Ltd	4,805,000	26,699,416
Honda Motor Co Ltd	950,900	29,178,083
Japan Airlines Co Ltd *	193,400	9,045,489
Japan Tobacco Inc	648,700	19,441,914
JX Holdings Inc	2,159,700	11,807,141
Kirin Holdings Co Ltd	1,159,000	15,497,531
Marubeni Corp	1,392,000	8,876,025
Mitsubishi Electric Corp	1,811,000	13,336,555
Mitsui & Co Ltd	786,100	11,051,670
Nippon Telegraph & Telephone Corp	371,900	17,647,265
Nissan Motor Co Ltd	969,900	8,257,681
ORIX Corp	136,380	13,675,264
Sumitomo Corp	1,798,100	24,245,847
Sumitomo Mitsui Financial Group Inc	1,217,600	37,878,166
Yamato Holdings Co Ltd	678,000	10,733,783

		310,567,078

Luxembourg - 0.5%

ArcelorMittal	476,774	6,873,769

Netherlands - 2.9%

European Aeronautic Defence & Space Co NV	363,551	11,557,822
ING Groep NV CVA *	2,087,732	16,596,321
Unilever NV CVA	419,949	14,876,411

		43,030,554

Norway - 1.2%

Telenor ASA	922,284	18,001,724

South Africa - 0.4%

African Bank Investments Ltd	1,565,811	6,222,380

South Korea - 1.8%

Samsung Electronics Co Ltd	21,911	26,379,354

Spain - 2.5%

Banco Bilbao Vizcaya Argentaria SA	1,336,255	10,565,203
Iberdrola SA	3,176,777	14,452,502
Repsol SA	569,266	11,080,007

		36,097,712

Sweden - 3.5%

Nordea Bank AB	2,310,011	22,933,086
Swedbank AB ‘A’	471,498	8,869,121
Telefonaktiebolaget LM Ericsson ‘B’	2,109,559	19,241,119

		51,043,326

Switzerland - 2.5%

Credit Suisse Group AG	777,874	16,543,372
Swiss Re AG	321,353	20,678,354

		37,221,726

United Kingdom - 25.4%

Barclays PLC	7,577,960	26,378,257
British American Tobacco PLC	227,805	11,713,422
Centrica PLC	4,530,121	24,011,261
Experian PLC	672,306	11,187,571
GlaxoSmithKline PLC	851,537	19,643,075

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
HSBC Holdings PLC (LI)	5,865,987	$54,431,205
InterContinental Hotels Group PLC	775,136	20,333,186
Kingfisher PLC	4,262,338	18,213,306
Pearson PLC	787,570	15,411,392
Prudential PLC	1,908,216	24,760,704
Rio Tinto PLC	470,848	22,010,417
Royal Dutch Shell PLC ‘A’ (LI)	1,573,461	54,493,888
SABMiller PLC	345,783	15,212,013
Vodafone Group PLC	19,177,660	54,580,793

		372,380,490

Total Common Stocks (Cost $1,399,482,992)		1,435,289,203

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio	56,966,120	56,966,120

Total Short-Term Investment (Cost $56,966,120)		56,966,120

TOTAL INVESTMENTS - 103.2% (Cost $1,477,713,544)		1,514,054,826

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(46,825,820)

NET ASSETS - 100.0%		$1,467,229,006

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	29.2%
Industrials	10.8%
Consumer Discretionary	10.7%
Energy	10.0%
Health Care	8.3%
Information Technology	6.6%
Materials	6.2%
Telecommunication Services	6.1%
Consumer Staples	6.0%
Utilities	5.4%
Short-Term Investment	3.9%

	103.2%
Other Assets & Liabilities, Net	(3.2%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	4,915,163	USD	5,112,762	11/12	CIT	($29,106)
AUD	106,147,853	USD	110,644,191	11/12	CSF	(857,560)
CAD	7,334,871	CHF	6,997,317	11/12	CIT	10,852
CHF	5,470,558	EUR	4,561,242	11/12	CIT	(43,154)
CHF	6,349,751	EUR	5,291,415	11/12	WBC	(46,386)
CHF	5,016,324	GBP	3,296,331	11/12	WBC	14,594
CHF	99,943,646	USD	102,329,842	11/12	TDB	4,002,162
EUR	11,590,808	CHF	14,011,328	11/12	CIT	(7,170)
EUR	2,725,027	JPY	272,288,785	11/12	CSF	12,906
EUR	10,918,160	USD	14,231,134	11/12	CIT	(196,053)
EUR	2,026,664	USD	2,463,118	11/12	CIT	142,118
EUR	10,168,280	USD	12,731,564	11/12	CSF	339,560
EUR	5,145,340	USD	6,702,598	11/12	HSB	(88,364)
EUR	8,525,383	USD	10,453,765	11/12	WBC	505,447
GBP	2,164,335	EUR	2,711,248	11/12	SSB	9,355
GBP	4,174,188	USD	6,580,135	11/12	CIT	159,655
GBP	7,967,316	USD	12,764,357	11/12	CSF	99,948
GBP	3,400,073	USD	5,536,379	11/12	HSB	(46,504)
HKD	139,288,158	USD	17,970,045	11/12	SSB	(6,651)
JPY	342,244,047	CAD	4,281,374	11/12	SSB	34,968
JPY	280,385,196	USD	3,567,750	11/12	BRC	26,089
JPY	336,035,118	USD	4,276,072	11/12	CSF	31,060
JPY	301,391,075	USD	3,835,087	11/12	HSB	27,994
JPY	616,868,042	USD	7,864,261	11/12	TDB	42,449
NOK	8,270,534	USD	1,361,145	11/12	SSB	80,698
NZD	1,448,889	USD	1,156,257	11/12	HSB	41,925
NZD	3,735,000	USD	3,004,285	11/12	RBC	84,433
SGD	37,337,107	USD	30,006,274	11/12	SSB	416,997
USD	13,058,165	AUD	12,594,073	11/12	CIT	32,363
USD	8,666,728	CAD	8,694,548	11/12	WBC	(170,733)
USD	11,650,643	CHF	10,810,794	11/12	CIT	148,827
USD	4,166,621	EUR	3,229,170	11/12	BRC	15,586
USD	4,880,784	EUR	3,975,577	11/12	CIT	(229,742)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,394,821	EUR	4,347,093	11/12	CSF	($193,282)
USD	3,473,831	EUR	2,700,000	11/12	CSF	3,034
USD	2,084,010	EUR	1,609,014	11/12	RBC	15,654
USD	8,236,598	EUR	6,700,022	11/12	RBS	(376,148)
USD	3,973,538	EUR	3,162,613	11/12	SSB	(91,939)
USD	4,833,740	EUR	3,910,480	11/12	TDB	(193,105)
USD	13,236,195	EUR	10,508,495	11/12	UBS	(272,269)
USD	94,043,087	EUR	76,588,368	11/12	WBC	(4,409,756)
USD	7,069,795	GBP	4,386,270	11/12	HSB	(12,430)
USD	68,025,489	GBP	43,351,255	11/12	RBC	(1,970,956)
USD	7,490,777	GBP	4,749,868	11/12	WBC	(178,526)
USD	8,106,111	HKD	62,863,299	11/12	TDB	(1,098)
USD	6,899,536	JPY	539,070,387	11/12	CIT	(10,002)
USD	65,508,980	JPY	5,119,232,025	11/12	RBC	(106,804)
USD	4,569,738	NOK	26,425,000	11/12	CSF	(37,062)
USD	4,169,391	NZD	5,183,889	11/12	CSF	(117,508)
USD	5,946,208	SEK	40,678,611	11/12	CSF	(240,333)

Total Forward Foreign Currency Contracts						($3,633,967)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$21,799,503	$-	$21,799,503	$-
	Common Stocks
	Australia	31,383,223	-	31,383,223	-
	Belgium	17,498,966	-	17,498,966	-
	Canada	10,820,885	10,820,885	-	-
	China	26,376,280	-	26,376,280	-
	Finland	13,463,476	-	13,463,476	-
	France	172,991,759	-	172,991,759	-
	Germany	131,284,668	-	131,284,668	-
	Hong Kong	56,269,329	-	56,269,329	-
	Israel	14,699,805	14,699,805	-	-
	Italy	52,682,699	-	52,682,699	-
	Japan	310,567,078	9,045,489	301,521,589	-
	Luxembourg	6,873,769	-	6,873,769	-
	Netherlands	43,030,554	-	43,030,554	-
	Norway	18,001,724	-	18,001,724	-
	South Africa	6,222,380	-	6,222,380	-
	South Korea	26,379,354	-	26,379,354	-
	Spain	36,097,712	-	36,097,712	-
	Sweden	51,043,326	-	51,043,326	-
	Switzerland	37,221,726	-	37,221,726	-
	United Kingdom	372,380,490	-	372,380,490	-

		1,435,289,203	34,566,179	1,400,723,024	-
	Short-Term Investment	56,966,120	56,966,120	-	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,298,674	-	6,298,674	-

	Total Assets	1,520,353,500	91,532,299	1,428,821,201	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(9,932,641)	-	(9,932,641)	-

	Total Liabilities	(9,932,641)	-	(9,932,641)	-

	Total	$1,510,420,859	$91,532,299	$1,418,888,560	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Value
OTHER ASSETS & LIABILITIES, NET - 100.0%	$1,500,488,198	(a)

NET ASSETS - 100.0%	$1,500,488,198

Note to Schedule of Investments

(a)	The Currency Strategies Portfolio commenced operations on September 28, 2012 and the Other Assets and Liabilities, Net, presented above, includes receivables for fund shares sold and not yet invested in the amount of $1,500,488,178 as of September 30, 2012.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Value
OTHER ASSETS & LIABILITIES, NET - 100.0%	$2,060,817,316	(a)

NET ASSETS - 100.0%	$2,060,817,316

Note to Schedule of Investments

(a)	The Global Absolute Return Portfolio commenced operations on September 28, 2012 and the Other Assets and Liabilities, Net, presented above, includes receivables for fund shares sold and not yet invested in the amount of $2,060,817,296 as of September 30, 2012.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 48.0%

Australia - 4.4%

Gryphon Minerals Ltd *	647,085	$610,554
Newcrest Mining Ltd	1,035,764	30,785,467
Perseus Mining Ltd *	608,196	1,823,202
Regis Resources Ltd *	845,796	4,946,490
Troy Resources Ltd	585,879	2,986,564

		41,152,277

Bermuda - 0.2%

Continental Gold Ltd*	205,000	1,837,097

Canada - 29.8%

Agnico-Eagle Mines Ltd (NYSE)	345,800	17,940,104
Alamos Gold Inc	250,000	4,859,628
Aurizon Mines Ltd *	335,606	1,761,496
Barrick Gold Corp (NYSE)	1,957,387	81,740,481
Centerra Gold Inc	18,300	229,146
Detour Gold Corp*	169,900	4,740,471
Eldorado Gold Corp	1,125,700	17,164,320
First Quantum Minerals Ltd	229,292	4,886,245
Franco-Nevada Corp	66,800	3,937,606
Goldcorp Inc	972,421	44,585,503
IAMGOLD Corp (TSE)	513,900	8,149,426
Kinross Gold Corp	1,228,400	12,570,139
Kirkland Lake Gold Inc *	150,000	1,818,737
MAG Silver Corp *	46,100	564,586
New Gold Inc *	578,272	7,087,964
Osisko Mining Corp *	1,049,300	10,395,872
Queenston Mining Inc *	8,400	34,348
Rio Alto Mining Ltd *	475,000	2,522,124
SEMAFO Inc	451,500	2,062,084
Silver Wheaton Corp (NYSE)	250,465	9,945,965
Tahoe Resources Inc *	284,997	5,803,723
Torex Gold Resources Inc *	2,322,727	5,008,830
Yamana Gold Inc	1,711,000	32,684,956

		280,493,754

Peru - 0.9%

Cia de Minas Buenaventura SA ADR	225,000	8,766,000

	Shares	Value
South Africa - 2.2%

AngloGold Ashanti Ltd ADR	324,485	$11,373,199
Gold Fields Ltd ADR	737,295	9,474,241

		20,847,440

United Kingdom - 3.3%

African Barrick Gold PLC	133,731	963,398
Fresnillo PLC	170,000	5,109,313
Hochschild Mining PLC	466,576	3,667,900
Randgold Resources Ltd ADR	175,308	21,562,884

		31,303,495

United States - 7.2%

Newmont Mining Corp	767,915	43,010,919
Royal Gold Inc	250,665	25,031,407

		68,042,326

Total Common Stocks (Cost $452,595,359)		452,442,389

TOTAL INVESTMENTS - 48.0% (Cost $452,595,359)		452,442,389

OTHER ASSETS & LIABILITIES, NET - 52.0%		490,498,114	(a)

NET ASSETS - 100.0%		$942,940,503

Notes to Schedule of Investments

(a)	The Precious Metals Portfolio commenced operations on September 28, 2012 and the Other Assets and Liabilities, Net, presented above, includes receivables for fund shares sold and not yet invested in the amount of $943,095,968 and a payable for investments purchased and not yet settled of $452,595,359 as of September 30, 2012.

(b)	As of September 30, 2012, the portfolio was diversified by sector as a percentage of net assets as follows:

Gold	44.5%
Precious Metals & Minerals	2.7%
Other (each less than 1.0%)	0.8%

48.0%
Other Assets & Liabilities, Net	52.0%

100.0%

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$41,152,277	$-	$41,152,277	$-
	Bermuda	1,837,097	1,837,097	-	-
	Canada	280,493,754	280,493,754	-	-
	Peru	8,766,000	8,766,000	-	-
	South Africa	20,847,440	20,847,440	-	-
	United Kingdom	31,303,495	21,562,884	9,740,611	-
	United States	68,042,326	68,042,326	-	-

	Total	$452,442,389	$401,549,501	$50,892,888	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	25,612,900	$469,740,589

TOTAL INVESTMENTS - 100.0% (Cost $408,520,891)		469,740,589

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(191,584)

NET ASSETS - 100.0%		$469,549,005

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$469,740,589	$469,740,589	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	10,572,967	$118,971,792
PD High Yield Bond Market Portfolio ‘P’	1,113,613	13,311,556
PD Large-Cap Growth Index Portfolio ‘P’	1,513,576	24,662,642
PD Large-Cap Value Index Portfolio ‘P’	1,923,296	29,331,030
PD Small-Cap Growth Index Portfolio ‘P’	290,194	4,508,982
PD Small-Cap Value Index Portfolio ‘P’	484,314	6,975,356
PD Emerging Markets Portfolio ‘P’	155,466	2,262,234
PD International Large-Cap Portfolio ‘P’	1,743,083	22,662,713

Total Affiliated Mutual Funds (Cost $212,573,062)		222,686,305

TOTAL INVESTMENTS - 100.0% (Cost $212,573,062)		222,686,305

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(52,869)

NET ASSETS - 100.0%		$222,633,436

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	16,728,301	$188,234,385
PD High Yield Bond Market Portfolio ‘P’	2,316,558	27,690,951
PD Large-Cap Growth Index Portfolio ‘P’	4,986,803	81,256,426
PD Large-Cap Value Index Portfolio ‘P’	6,802,655	103,743,207
PD Small-Cap Growth Index Portfolio ‘P’	1,074,632	16,697,457
PD Small-Cap Value Index Portfolio ‘P’	1,837,902	26,470,486
PD Emerging Markets Portfolio ‘P’	1,155,301	16,811,136
PD International Large-Cap Portfolio ‘P’	6,189,205	80,469,029

Total Affiliated Mutual Funds (Cost $509,619,018)		541,373,077

TOTAL INVESTMENTS - 100.0% (Cost $509,619,018)		541,373,077

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(112,010)

NET ASSETS - 100.0%		$541,261,067

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix-Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$222,686,305	$222,686,305	$-	$-

Pacific Dynamix-Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$541,373,077	$541,373,077	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	4,418,925	$49,723,740
PD Large-Cap Growth Index Portfolio ‘P’	2,981,615	48,583,308
PD Large-Cap Value Index Portfolio ‘P’	3,918,476	59,758,332
PD Small-Cap Growth Index Portfolio ‘P’	995,604	15,469,538
PD Small-Cap Value Index Portfolio ‘P’	1,432,342	20,629,376
PD Emerging Markets Portfolio ‘P’	909,475	13,234,040
PD International Large-Cap Portfolio ‘P’	3,813,147	49,576,672

Total Affiliated Mutual Funds (Cost $239,740,030)		256,975,006

TOTAL INVESTMENTS - 100.0% (Cost $239,740,030)		256,975,006

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(55,854)

NET ASSETS - 100.0%		$256,919,152

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	42,729,601	$470,752,483
Floating Rate Loan Portfolio ‘P’	27,574,341	213,434,362
High Yield Bond Portfolio ‘P’	25,240,247	171,068,602
Inflation Managed Portfolio ‘P’	15,900,262	187,733,327
Inflation Protected Portfolio ‘P’	20,065,209	217,970,595
Managed Bond Portfolio ‘P’	45,966,027	585,615,180
Short Duration Bond Portfolio ‘P’	55,514,263	539,228,742
Emerging Markets Debt Portfolio ‘P’ *	17,684,184	189,086,087
Comstock Portfolio ‘P’	12,949,086	119,320,165
Equity Index Portfolio ‘P’	2,624,861	84,299,712
Large-Cap Growth Portfolio ‘P’	9,032,395	54,786,163
Large-Cap Value Portfolio ‘P’	11,402,016	150,415,418
Mid-Cap Equity Portfolio ‘P’	2,844,092	34,228,437
Mid-Cap Value Portfolio ‘P’	3,700,131	51,222,613
International Large-Cap Portfolio ‘P’	10,438,690	69,796,014
International Value Portfolio ‘P’	4,192,597	42,443,064
Currency Strategies Portfolio ‘P’ *	10,565,853	105,658,533
Global Absolute Return Portfolio ‘P’ *	21,131,707	211,317,066
Precious Metals Portfolio ‘P’ *	3,521,951	35,219,511

Total Affiliated Mutual Funds (Cost $3,403,863,681)		3,533,596,074

TOTAL INVESTMENTS - 100.0% (Cost $3,403,863,681)		3,533,596,074

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(294,124)

NET ASSETS - 100.0%		$3,533,301,950

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix-Growth Portfolio
Assets	Affiliated Mutual Funds	$256,975,006	$256,975,006	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,533,596,074	$3,533,596,074	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	38,605,538	$425,317,642
Floating Rate Loan Portfolio ‘P’	31,087,926	240,630,651
High Yield Bond Portfolio ‘P’	28,889,478	195,801,671
Inflation Managed Portfolio ‘P’	17,578,683	207,550,328
Inflation Protected Portfolio ‘P’	23,038,819	250,273,252
Managed Bond Portfolio ‘P’	40,813,295	519,968,480
Short Duration Bond Portfolio ‘P’	53,695,290	521,560,445
Emerging Markets Debt Portfolio ‘P’ *	16,731,450	178,899,090
American Funds Growth-Income Portfolio ‘P’	3,998,887	41,470,050
Comstock Portfolio ‘P’	18,584,556	171,248,563
Dividend Growth Portfolio ‘P’	8,022,682	89,165,711
Equity Index Portfolio ‘P’	5,497,802	176,566,731
Large-Cap Growth Portfolio ‘P’	21,284,988	129,104,496
Large-Cap Value Portfolio ‘P’	19,170,605	252,898,657
Main Street Core Portfolio ‘P’	8,035,482	175,471,549
Mid-Cap Equity Portfolio ‘P’	1,497,499	18,022,296
Mid-Cap Growth Portfolio ‘P’	1,052,535	8,145,491
Mid-Cap Value Portfolio ‘P’	6,596,502	91,318,424
Small-Cap Equity Portfolio ‘P’	4,103,397	59,183,072
Small-Cap Index Portfolio ‘P’	4,863,504	60,108,456
Emerging Markets Portfolio ‘P’	3,282,969	47,322,200
International Large-Cap Portfolio ‘P’	17,582,065	117,558,625
International Small-Cap Portfolio ‘P’	11,217,682	92,240,160
International Value Portfolio ‘P’	9,488,196	96,052,196
Currency Strategies Portfolio ‘P’ *	14,127,590	141,275,899
Global Absolute Return Portfolio ‘P’ *	28,255,180	282,551,798
Precious Metals Portfolio ‘P’ *	9,418,393	94,183,933

Total Affiliated Mutual Funds (Cost $4,529,149,735)		4,683,889,866

TOTAL INVESTMENTS - 100.0% (Cost $4,529,149,735)		4,683,889,866

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(382,819)

NET ASSETS - 100.0%		$4,683,507,047

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	117,650,254	$1,296,154,147
Floating Rate Loan Portfolio ‘P’	55,592,028	430,300,368
High Yield Bond Portfolio ‘P’	76,396,334	517,784,709
Inflation Managed Portfolio ‘P’	32,593,241	384,826,217
Inflation Protected Portfolio ‘P’	43,636,879	474,032,265
Managed Bond Portfolio ‘P’	115,027,185	1,465,466,348
Short Duration Bond Portfolio ‘P’	94,907,942	921,872,826
Emerging Markets Debt Portfolio ‘P’ *	43,145,996	461,333,554
American Funds Growth-Income Portfolio ‘P’	18,782,205	194,778,939
Comstock Portfolio ‘P’	73,659,509	678,740,184
Dividend Growth Portfolio ‘P’	17,772,728	197,529,711
Equity Index Portfolio ‘P’	9,889,598	317,613,119
Growth LT Portfolio ‘P’	3,130,012	44,599,435
Large-Cap Growth Portfolio ‘P’	74,507,512	451,926,732
Large-Cap Value Portfolio ‘P’	74,611,831	984,279,422
Long/Short Large-Cap Portfolio ‘P’	57,135,148	538,705,717
Main Street Core Portfolio ‘P’	13,800,899	301,371,478
Mid-Cap Equity Portfolio ‘P’	22,326,806	268,701,476
Mid-Cap Growth Portfolio ‘P’	25,135,957	194,525,260
Mid-Cap Value Portfolio ‘P’	43,943,210	608,326,116
Small-Cap Equity Portfolio ‘P’	7,170,284	103,416,632
Small-Cap Growth Portfolio ‘P’	13,408,706	150,105,109
Small-Cap Index Portfolio ‘P’	15,892,559	196,417,472
Small-Cap Value Portfolio ‘P’	11,187,721	151,208,832
Real Estate Portfolio ‘P’	19,570,296	326,944,961
Emerging Markets Portfolio ‘P’	31,870,416	459,394,649
International Large-Cap Portfolio ‘P’	79,585,215	532,129,110
International Small-Cap Portfolio ‘P’	49,543,567	407,384,218
International Value Portfolio ‘P’	43,548,664	440,857,756
Currency Strategies Portfolio ‘P’ *	61,618,862	616,188,616
Global Absolute Return Portfolio ‘P’ *	77,023,577	770,235,770
Precious Metals Portfolio ‘P’ *	30,809,431	308,094,308

Total Affiliated Mutual Funds (Cost $14,930,212,505)		15,195,245,456

TOTAL INVESTMENTS - 100.0% (Cost $14,930,212,505)		15,195,245,456

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,259,276)

NET ASSETS - 100.0%		$15,193,986,180

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,683,889,866	$4,683,889,866	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,195,245,456	$15,195,245,456	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	87,272,329	$961,480,212
Inflation Managed Portfolio ‘P’	11,116,322	131,249,667
Inflation Protected Portfolio ‘P’	15,591,738	169,374,786
Managed Bond Portfolio ‘P’	82,702,408	1,053,643,070
Short Duration Bond Portfolio ‘P’	21,511,871	208,952,048
Emerging Markets Debt Portfolio ‘P’ *	14,732,795	157,528,706
American Funds Growth Portfolio ‘P’	4,284,149	39,522,574
American Funds Growth-Income Portfolio ‘P’	15,920,663	165,103,613
Comstock Portfolio ‘P’	78,300,233	721,502,430
Dividend Growth Portfolio ‘P’	25,758,642	286,286,773
Equity Index Portfolio ‘P’	14,071,545	451,919,986
Growth LT Portfolio ‘P’	2,658,900	37,886,577
Large-Cap Growth Portfolio ‘P’	61,283,293	371,714,979
Large-Cap Value Portfolio ‘P’	72,608,748	957,854,753
Long/Short Large-Cap Portfolio ‘P’	75,939,843	716,008,073
Main Street Core Portfolio ‘P’	16,501,236	360,338,973
Mid-Cap Equity Portfolio ‘P’	31,678,568	381,249,257
Mid-Cap Growth Portfolio ‘P’	34,355,762	265,876,628
Mid-Cap Value Portfolio ‘P’	30,133,257	417,148,565
Small-Cap Equity Portfolio ‘P’	45,053,998	649,811,431
Small-Cap Growth Portfolio ‘P’	16,023,815	179,380,213
Small-Cap Index Portfolio ‘P’	3,197,856	39,522,574
Small-Cap Value Portfolio ‘P’	9,550,053	129,074,747
Real Estate Portfolio ‘P’	22,783,409	380,623,819
Emerging Markets Portfolio ‘P’	32,653,060	470,676,036
International Large-Cap Portfolio ‘P’	93,914,190	627,936,666
International Small-Cap Portfolio ‘P’	62,658,613	515,225,922
International Value Portfolio ‘P’	48,250,076	488,451,731
Currency Strategies Portfolio ‘P’ *	52,696,765	526,967,653
Global Absolute Return Portfolio ‘P’ *	65,870,957	658,709,567
Precious Metals Portfolio ‘P’ *	39,522,574	395,225,740

Total Affiliated Mutual Funds (Cost $12,785,850,199)		12,916,247,769

TOTAL INVESTMENTS - 100.0% (Cost $12,785,850,199)		12,916,247,769

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,079,517)

NET ASSETS - 100.0%		$12,915,168,252

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	6,250,836	$68,865,531
Managed Bond Portfolio ‘P’	6,491,155	82,698,440
American Funds Growth Portfolio ‘P’	1,722,841	15,893,731
American Funds Growth-Income Portfolio ‘P’	3,352,147	34,763,094
Comstock Portfolio ‘P’	17,522,925	161,466,099
Dividend Growth Portfolio ‘P’	6,601,225	73,367,358
Equity Index Portfolio ‘P’	3,363,668	108,027,132
Growth LT Portfolio ‘P’	556,473	7,929,164
Large-Cap Growth Portfolio ‘P’	21,343,782	129,461,117
Large-Cap Value Portfolio ‘P’	15,582,607	205,565,777
Long/Short Large-Cap Portfolio ‘P’	15,335,564	144,593,239
Main Street Core Portfolio ‘P’	3,578,090	78,135,075
Mid-Cap Equity Portfolio ‘P’	5,287,630	63,636,239
Mid-Cap Growth Portfolio ‘P’	7,824,699	60,554,749
Mid-Cap Value Portfolio ‘P’	8,422,651	116,598,641
Small-Cap Equity Portfolio ‘P’	9,063,306	130,719,576
Small-Cap Growth Portfolio ‘P’	5,511,527	61,699,344
Small-Cap Index Portfolio ‘P’	5,667,551	70,045,741
Small-Cap Value Portfolio ‘P’	3,998,597	54,043,458
Real Estate Portfolio ‘P’	7,159,700	119,611,258
Emerging Markets Portfolio ‘P’	9,490,535	136,800,882
International Large-Cap Portfolio ‘P’	24,718,603	165,275,523
International Small-Cap Portfolio ‘P’	17,026,496	140,004,570
International Value Portfolio ‘P’	10,314,676	104,418,935
Currency Strategies Portfolio ‘P’ *	11,032,248	110,322,476
Global Absolute Return Portfolio ‘P’ *	13,790,310	137,903,095
Precious Metals Portfolio ‘P’ *	11,032,248	110,322,476

Total Affiliated Mutual Funds (Cost $2,682,374,807)		2,692,722,720

TOTAL INVESTMENTS - 100.0% (Cost $2,682,374,807)		2,692,722,720

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(233,260)

NET ASSETS - 100.0%		$2,692,489,460

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,916,247,769	$12,916,247,769	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,692,722,720	$2,692,722,720	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 23.2%

Consumer Discretionary - 1.5%

AutoZone Inc 4.000% due 11/15/20	$50,000	$54,674
CBS Corp
5.900% due 10/15/40	50,000	59,355
8.875% due 05/15/19	25,000	33,560
Comcast Corp
4.950% due 06/15/16	200,000	227,278
5.700% due 07/01/19	100,000	122,603
6.950% due 08/15/37	200,000	273,499
Cox Communications Inc 5.450% due 12/15/14	25,000	27,512
DIRECTV Holdings LLC
3.550% due 03/15/15	88,000	93,257
3.800% due 03/15/22	100,000	103,135
5.200% due 03/15/20	35,000	39,858
6.000% due 08/15/40	50,000	55,984
6.375% due 03/01/41	50,000	58,809
Discovery Communications LLC
4.950% due 05/15/42	100,000	109,526
5.050% due 06/01/20	50,000	58,386
Ford Motor Co 7.450% due 07/16/31	100,000	124,875
Johnson Controls Inc 5.000% due 03/30/20	50,000	56,992
Lowe’s Cos Inc
5.500% due 10/15/35	100,000	118,524
6.875% due 02/15/28	50,000	65,477
Macy’s Retail Holdings Inc
3.875% due 01/15/22	100,000	108,037
5.750% due 07/15/14	60,000	65,067
McDonald’s Corp
3.500% due 07/15/20	50,000	56,305
3.700% due 02/15/42	200,000	207,934
4.875% due 07/15/40	10,000	12,322
NBCUniversal Media LLC
3.650% due 04/30/15	100,000	107,029
6.400% due 04/30/40	125,000	159,417
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	64,212
News America Inc
6.400% due 12/15/35	50,000	62,228
6.900% due 03/01/19	150,000	188,777
6.900% due 08/15/39	150,000	195,539
Nordstrom Inc 6.750% due 06/01/14	20,000	22,026
Omnicom Group Inc 4.450% due 08/15/20	50,000	55,754
Princeton University 5.700% due 03/01/39	50,000	69,666
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	64,308
Staples Inc 9.750% due 01/15/14	50,000	55,337
Target Corp
6.000% due 01/15/18	100,000	124,140
7.000% due 01/15/38	125,000	184,219
The Home Depot Inc
4.400% due 04/01/21	100,000	118,500
5.400% due 03/01/16	50,000	57,904
5.875% due 12/16/36	75,000	99,296
The Walt Disney Co
2.750% due 08/16/21	50,000	52,746
4.500% due 12/15/13	100,000	104,988
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	28,860
5.850% due 04/15/40	25,000	31,063

	Principal Amount	Value
Time Warner Cable Inc
4.000% due 09/01/21	$100,000	$110,492
5.000% due 02/01/20	300,000	348,420
5.875% due 11/15/40	50,000	59,085
6.750% due 06/15/39	50,000	65,468
7.500% due 04/01/14	100,000	109,837
Time Warner Inc
3.150% due 07/15/15	100,000	106,789
4.700% due 01/15/21	50,000	57,540
6.100% due 07/15/40	50,000	62,305
6.200% due 03/15/40	50,000	62,554
6.250% due 03/29/41	50,000	63,657
7.700% due 05/01/32	150,000	211,460
TJX Cos Inc 4.200% due 08/15/15	25,000	27,417
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	29,653
Viacom Inc
1.250% due 02/27/15	50,000	50,556
5.625% due 09/15/19	25,000	30,116
6.875% due 04/30/36	50,000	66,323
Yale University 2.900% due 10/15/14	50,000	52,576
Yum! Brands Inc
4.250% due 09/15/15	25,000	27,140
6.875% due 11/15/37	25,000	34,333

		5,554,699

Consumer Staples - 1.9%

Altria Group Inc 4.750% due 05/05/21	200,000	229,273
7.750% due 02/06/14	100,000	109,197
9.950% due 11/10/38	50,000	84,419
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	150,000	152,043
4.125% due 01/15/15	150,000	161,854
5.375% due 01/15/20	200,000	248,766
6.375% due 01/15/40	50,000	71,387
Archer-Daniels-Midland Co 5.765% due 03/01/41	50,000	65,073
Beam Inc 5.875% due 01/15/36	100,000	120,309
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	104,979
8.500% due 06/15/19	10,000	12,689
Campbell Soup Co 2.500% due 08/02/22	100,000	100,181
Colgate-Palmolive Co 0.600% due 11/15/14	100,000	100,715
ConAgra Foods Inc 5.875% due 04/15/14	100,000	107,541
CVS Caremark Corp
5.750% due 06/01/17	100,000	120,756
6.125% due 09/15/39	50,000	65,507
6.600% due 03/15/19	25,000	31,998
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	100,000	122,242
7.375% due 01/15/14	100,000	108,632
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	52,124
General Mills Inc
5.400% due 06/15/40	45,000	55,203
5.650% due 02/15/19	100,000	121,655
Kellogg Co
3.250% due 05/21/18	65,000	71,447
7.450% due 04/01/31	25,000	35,044
Kimberly-Clark Corp
6.625% due 08/01/37	100,000	148,020
7.500% due 11/01/18	50,000	67,047

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Kraft Foods Group Inc 3.500% due 06/06/22 ~	$200,000	$211,805
Kraft Foods Inc
5.250% due 10/01/13	100,000	104,398
5.375% due 02/10/20	100,000	120,847
6.125% due 02/01/18	100,000	122,263
6.500% due 02/09/40	100,000	136,114
Lorillard Tobacco Co 3.500% due 08/04/16	45,000	47,682
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	112,320
PepsiCo Inc
0.700% due 08/13/15	100,000	100,417
1.250% due 08/13/17	100,000	101,031
3.100% due 01/15/15	100,000	105,644
5.000% due 06/01/18	100,000	119,034
Philip Morris International Inc
6.375% due 05/16/38	100,000	139,193
6.875% due 03/17/14	100,000	109,294
Reynolds American Inc 6.750% due 06/15/17	100,000	121,193
Safeway Inc 3.950% due 08/15/20	60,000	58,534
Sysco Corp 2.600% due 06/12/22	100,000	103,393
The Clorox Co
3.550% due 11/01/15	25,000	26,822
3.800% due 11/15/21	100,000	107,586
The Coca-Cola Co
0.750% due 03/13/15	100,000	100,946
1.800% due 09/01/16	100,000	104,307
3.300% due 09/01/21	100,000	111,608
The Hershey Co 1.500% due 11/01/16	100,000	103,080
The Kroger Co
2.200% due 01/15/17	50,000	51,274
3.900% due 10/01/15	100,000	108,803
The Pepsi Bottling Group Inc 7.000% due 03/01/29	100,000	145,420
The Procter & Gamble Co
3.500% due 02/15/15	150,000	160,562
5.500% due 02/01/34	50,000	65,987
Tyson Foods Inc 4.500% due 06/15/22	100,000	105,250
Unilever Capital Corp
0.850% due 08/02/17	100,000	99,238
5.900% due 11/15/32	50,000	71,090
Wal-Mart Stores Inc
1.500% due 10/25/15	100,000	103,241
3.200% due 05/15/14	250,000	261,637
3.250% due 10/25/20	100,000	110,210
5.000% due 10/25/40	100,000	121,916
6.500% due 08/15/37	150,000	215,919
Walgreen Co
1.800% due 09/15/17	75,000	75,954
3.100% due 09/15/22	75,000	76,294
5.250% due 01/15/19	25,000	29,388

		6,837,795

Energy - 2.5%

Anadarko Petroleum Corp 6.200% due 03/15/40	100,000	123,121
6.375% due 09/15/17	100,000	120,719
6.450% due 09/15/36	50,000	62,221
Apache Corp
1.750% due 04/15/17	100,000	103,397
5.250% due 02/01/42	25,000	30,850
5.625% due 01/15/17	50,000	59,644
6.000% due 01/15/37	25,000	33,415

	Principal Amount	Value
Baker Hughes Inc 5.125% due 09/15/40	$50,000	$61,613
BP Capital Markets PLC (United Kingdom)
1.846% due 05/05/17	100,000	102,280
3.561% due 11/01/21	100,000	108,407
3.625% due 05/08/14	250,000	262,285
Buckeye Partners LP 5.500% due 08/15/19	25,000	27,061
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	147,218
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	124,489
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	104,879
5.700% due 10/15/19	50,000	60,948
Chevron Corp 4.950% due 03/03/19	50,000	60,723
ConocoPhillips
4.600% due 01/15/15	100,000	109,217
5.750% due 02/01/19	150,000	186,714
6.500% due 02/01/39	50,000	72,304
Devon Energy Corp 6.300% due 01/15/19	50,000	62,169
Devon Financing Corp ULC (Canada) 7.875% due 09/30/31	150,000	218,793
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	33,068
Ecopetrol SA (Colombia) 7.625% due 07/23/19	100,000	128,500
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	17,179
7.500% due 04/15/38	50,000	66,813
Encana Corp (Canada) 5.900% due 12/01/17	100,000	119,020
Energy Transfer Partners LP
6.125% due 02/15/17	50,000	57,492
6.500% due 02/01/42	100,000	115,927
9.000% due 04/15/19	50,000	64,551
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	113,170
Enterprise Products Operating LLC
6.125% due 10/15/39	115,000	138,870
6.500% due 01/31/19	100,000	124,195
9.750% due 01/31/14	25,000	27,857
EOG Resources Inc 5.625% due 06/01/19	100,000	122,997
EQT Corp 8.125% due 06/01/19	25,000	30,310
Halliburton Co
3.250% due 11/15/21	100,000	108,761
7.450% due 09/15/39	25,000	38,401
Hess Corp
5.600% due 02/15/41	50,000	58,289
7.125% due 03/15/33	50,000	66,351
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	54,304
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	107,665
5.300% due 09/15/20	50,000	58,391
5.625% due 02/15/15	35,000	38,496
5.950% due 04/15/17	50,000	57,815
6.850% due 02/15/20	50,000	62,904
6.950% due 01/15/38	50,000	64,217
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	123,225
Marathon Oil Corp 6.000% due 10/01/17	50,000	61,242
Nabors Industries Inc 4.625% due 09/15/21	150,000	161,565

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Nexen Inc (Canada) 6.200% due 07/30/19	$50,000	$60,669
Noble Energy Inc 4.150% due 12/15/21	100,000	108,240
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	206,550
Occidental Petroleum Corp 4.100% due 02/01/21	100,000	115,544
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	273,953
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	104,854
3.875% due 01/27/16	100,000	106,297
5.375% due 01/27/21	100,000	113,200
5.750% due 01/20/20	25,000	28,625
6.875% due 01/20/40	50,000	63,166
7.875% due 03/15/19	100,000	126,128
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	53,875
4.875% due 01/24/22	100,000	113,250
5.500% due 01/21/21	100,000	117,750
6.500% due 06/02/41	100,000	125,150
Phillips 66 4.300% due 04/01/22 ~	100,000	109,727
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	106,465
Plains All American Pipeline LP
5.000% due 02/01/21	50,000	59,182
6.700% due 05/15/36	100,000	128,290
Rowan Cos Inc 7.875% due 08/01/19	30,000	37,250
Shell International Finance BV (Netherlands)
3.100% due 06/28/15	100,000	106,963
3.625% due 08/21/42	100,000	102,059
4.300% due 09/22/19	100,000	117,027
6.375% due 12/15/38	50,000	72,366
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	107,912
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	30,281
Statoil ASA (Norway)
3.150% due 01/23/22	100,000	107,091
5.250% due 04/15/19	100,000	121,663
Talisman Energy Inc (Canada) 6.250% due 02/01/38	100,000	117,306
Total Capital SA (France)
3.000% due 06/24/15	100,000	106,496
4.125% due 01/28/21	100,000	114,188
TransCanada Pipelines Ltd (Canada)
2.500% due 08/01/22	100,000	101,405
7.125% due 01/15/19	100,000	128,418
7.625% due 01/15/39	50,000	77,716
Transocean Inc (Cayman)
6.000% due 03/15/18	100,000	116,939
6.800% due 03/15/38	100,000	120,774
Valero Energy Corp
6.125% due 02/01/20	50,000	60,835
6.625% due 06/15/37	50,000	60,612
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	113,319
9.625% due 03/01/19	100,000	130,346
Western Gas Partners LP 4.000% due 07/01/22	100,000	104,473
Williams Partners LP
3.800% due 02/15/15	50,000	53,044
4.000% due 11/15/21	100,000	107,847
6.300% due 04/15/40	20,000	25,157

		8,926,444

	Principal Amount	Value
Financials - 9.3%

Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	$100,000	$104,107
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	104,890
5.900% due 06/15/19	15,000	18,577
Aflac Inc
4.000% due 02/15/22	100,000	109,746
6.900% due 12/17/39	15,000	19,527
African Development Bank (Multi-National) 2.500% due 03/15/16	100,000	106,927
Alleghany Corp 4.950% due 06/27/22	100,000	109,201
American Express Co 7.000% due 03/19/18	100,000	126,740
American Express Credit Corp
2.750% due 09/15/15	100,000	105,425
2.800% due 09/19/16	200,000	212,886
American International Group Inc
4.875% due 06/01/22	100,000	112,943
5.050% due 10/01/15	100,000	109,662
5.850% due 01/16/18	200,000	232,577
8.175% due 05/15/68 §	50,000	61,438
American Tower Corp REIT 4.700% due 03/15/22	200,000	219,859
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	25,689
Aon Corp 5.000% due 09/30/20	50,000	57,716
Asian Development Bank (Multi-National)
0.875% due 06/10/14	200,000	202,126
1.875% due 10/23/18	100,000	105,582
2.625% due 02/09/15	150,000	158,131
2.750% due 05/21/14	50,000	52,025
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	34,973
AXA SA (France) 8.600% due 12/15/30	25,000	30,329
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	56,451
Bank of America Corp
3.750% due 07/12/16	200,000	212,421
4.500% due 04/01/15	200,000	214,366
5.625% due 07/01/20	200,000	228,470
5.700% due 01/24/22	150,000	176,550
6.500% due 08/01/16	200,000	231,541
Bank of Montreal (Canada) 2.500% due 01/11/17	200,000	210,521
Bank of Nova Scotia (Canada)
2.375% due 12/17/13	50,000	51,143
2.550% due 01/12/17	200,000	211,887
3.400% due 01/22/15	50,000	53,195
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	100,000	101,663
5.000% due 09/22/16	150,000	166,773
BB&T Corp
2.150% due 03/22/17	100,000	103,908
3.950% due 04/29/16	50,000	55,215
Berkshire Hathaway Finance Corp
2.450% due 12/15/15	100,000	105,420
5.750% due 01/15/40	25,000	30,635
Berkshire Hathaway Inc 3.400% due 01/31/22	100,000	107,107
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	104,471
BlackRock Inc
3.500% due 12/10/14	25,000	26,634
5.000% due 12/10/19	100,000	119,034

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
BNP Paribas SA (France)
2.375% due 09/14/17	$100,000	$100,572
3.250% due 03/11/15	100,000	104,290
Boston Properties LP REIT
3.700% due 11/15/18	100,000	108,604
5.875% due 10/15/19	25,000	29,949
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	105,249
Capital One Bank USA NA 8.800% due 07/15/19	50,000	66,091
Capital One Financial Corp
4.750% due 07/15/21	100,000	113,760
6.150% due 09/01/16	100,000	114,271
7.375% due 05/23/14	15,000	16,516
Caterpillar Financial Services Corp 2.650% due 04/01/16	200,000	211,999
Citigroup Inc
3.953% due 06/15/16	250,000	267,767
4.500% due 01/14/22	60,000	66,020
4.875% due 05/07/15	100,000	106,413
5.000% due 09/15/14	100,000	105,529
6.000% due 12/13/13	250,000	265,231
6.000% due 08/15/17	100,000	116,629
6.125% due 11/21/17	100,000	117,823
6.125% due 08/25/36	100,000	109,050
8.125% due 07/15/39	200,000	298,293
CME Group Inc 3.000% due 09/15/22	50,000	50,390
CNA Financial Corp
6.500% due 08/15/16	50,000	57,661
7.350% due 11/15/19	15,000	18,643
Comerica Inc 3.000% due 09/16/15	100,000	105,916
Corp Andina de Fomento (Multi-National)
3.750% due 01/15/16	100,000	105,359
8.125% due 06/04/19	25,000	32,441
Council of Europe Development Bank (Multi-National) 1.500% due 02/22/17	100,000	102,420
Credit Suisse NY (Switzerland)
4.375% due 08/05/20	350,000	393,816
5.500% due 05/01/14	300,000	320,534
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	79,491
DDR Corp REIT 4.750% due 04/15/18	25,000	27,778
Deutsche Bank AG (Germany) 3.250% due 01/11/16	300,000	318,063
Digital Realty Trust LP REIT 3.625% due 10/01/22	35,000	34,872
Discover Bank 8.700% due 11/18/19	100,000	129,320
Duke Realty Corp REIT
3.875% due 10/15/22	25,000	25,482
6.750% due 03/15/20	25,000	30,089
ERP Operating LP 4.750% due 07/15/20	100,000	114,586
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	100,000	101,629
5.000% due 05/19/14	100,000	107,467
European Investment Bank (Multi-National)
1.000% due 07/15/15	350,000	354,653
1.125% due 08/15/14	200,000	202,578
1.500% due 05/15/14	350,000	356,196
2.250% due 03/15/16	500,000	525,887
2.875% due 01/15/15	50,000	52,664
2.875% due 09/15/20	100,000	107,906
3.000% due 04/08/14	100,000	103,901

	Principal Amount	Value
4.875% due 02/15/36	$25,000	$29,818
5.125% due 05/30/17	250,000	298,033
Export-Import Bank of Korea (South Korea)
5.000% due 04/11/22	200,000	236,018
5.875% due 01/14/15	100,000	110,344
Fifth Third Bancorp
5.450% due 01/15/17	50,000	56,362
8.250% due 03/01/38	25,000	36,365
First Horizon National Corp 5.375% due 12/15/15	50,000	54,743
Ford Motor Credit Co LLC
3.875% due 01/15/15	250,000	261,417
5.875% due 08/02/21	250,000	283,395
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,372
General Electric Capital Corp
2.150% due 01/09/15	100,000	102,973
3.350% due 10/17/16	400,000	431,145
4.625% due 01/07/21	200,000	223,787
5.300% due 02/11/21	100,000	114,977
5.900% due 05/13/14	300,000	324,637
6.750% due 03/15/32	200,000	257,209
6.875% due 01/10/39	200,000	268,455
Genworth Financial Inc 7.700% due 06/15/20	150,000	157,198
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	100,859
HCP Inc REIT 5.650% due 12/15/13	125,000	131,974
Health Care REIT Inc 6.200% due 06/01/16	100,000	112,931
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	28,524
Hospitality Properties Trust REIT 7.875% due 08/15/14	25,000	27,026
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,982
HSBC Finance Corp
5.500% due 01/19/16	200,000	221,313
6.676% due 01/15/21	211,000	245,147
HSBC Holdings PLC (United Kingdom)
4.875% due 01/14/22	100,000	114,746
6.500% due 09/15/37	100,000	118,791
Inter-American Development Bank (Multi-National)
0.375% due 11/08/13	200,000	200,227
1.125% due 03/15/17	200,000	204,334
1.125% due 09/12/19	25,000	24,955
4.250% due 09/10/18	125,000	148,796
International Bank for Reconstruction & Development (Multi-National)
0.500% due 11/26/13	300,000	300,881
0.875% due 04/17/17	100,000	101,141
2.125% due 03/15/16	250,000	264,484
2.375% due 05/26/15	100,000	105,378
International Finance Corp (Multi-National)
2.125% due 11/17/17	200,000	214,335
2.750% due 04/20/15	100,000	106,382
Jefferies Group Inc 8.500% due 07/15/19	125,000	144,062
JPMorgan Chase & Co
2.050% due 01/24/14	100,000	101,806
3.450% due 03/01/16	400,000	426,914
4.350% due 08/15/21	200,000	220,894
4.400% due 07/22/20	50,000	55,132
5.125% due 09/15/14	100,000	107,359
5.500% due 10/15/40	100,000	118,833
5.600% due 07/15/41	100,000	120,532
6.125% due 06/27/17	100,000	117,883

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
6.300% due 04/23/19	$100,000	$123,122
6.400% due 05/15/38	100,000	129,934
KeyCorp 5.100% due 03/24/21	100,000	117,171
Kimco Realty Corp REIT 6.875% due 10/01/19	25,000	30,701
Kreditanstalt fuer Wiederaufbau (Germany)
1.000% due 01/12/15	200,000	202,732
1.250% due 10/26/15	100,000	102,317
1.375% due 01/13/14	200,000	202,733
2.000% due 10/04/22	250,000	248,234
2.375% due 08/25/21	250,000	259,607
2.625% due 02/16/16	500,000	534,433
3.500% due 03/10/14	250,000	261,554
4.000% due 01/27/20	100,000	116,861
4.500% due 07/16/18	100,000	118,675
Landwirtschaftliche Rentenbank (Germany)
3.125% due 07/15/15	150,000	160,743
5.125% due 02/01/17	100,000	118,200
Lincoln National Corp 8.750% due 07/01/19	115,000	150,908
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	100,000	109,438
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	30,953
Markel Corp 7.125% due 09/30/19	25,000	30,132
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,998
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	107,467
6.050% due 05/16/16	100,000	109,370
6.110% due 01/29/37	150,000	159,812
6.875% due 04/25/18	200,000	239,963
MetLife Inc
5.875% due 02/06/41	50,000	62,990
6.750% due 06/01/16	250,000	299,527
Morgan Stanley
2.875% due 07/28/14	100,000	102,184
4.750% due 04/01/14	50,000	51,781
5.500% due 07/28/21	50,000	54,827
5.750% due 01/25/21	200,000	219,940
5.950% due 12/28/17	200,000	224,956
6.000% due 04/28/15	200,000	216,880
6.250% due 08/09/26	100,000	112,816
6.375% due 07/24/42	100,000	110,647
National Australia Bank Ltd (Australia) 2.000% due 03/09/15	250,000	255,624
National Rural Utilities Cooperative Finance Corp
4.750% due 03/01/14	50,000	53,049
8.000% due 03/01/32	50,000	76,522
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	36,971
6.700% due 03/04/20	5,000	5,726
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	104,770
Northern Trust Corp 3.375% due 08/23/21	50,000	54,051
Oesterreichische Kontrollbank AG (Austria) 1.750% due 10/05/15	100,000	102,915
PNC Funding Corp
3.625% due 02/08/15	100,000	106,307
5.125% due 02/08/20	100,000	118,704
Private Export Funding Corp
1.375% due 02/15/17	100,000	102,157
2.450% due 07/15/24	100,000	101,085
4.300% due 12/15/21	25,000	30,105
Prologis LP
6.625% due 05/15/18	60,000	71,793
7.625% due 08/15/14	25,000	27,446

	Principal Amount	Value
Protective Life Corp 8.450% due 10/15/39	$25,000	$32,398
Prudential Financial Inc
5.625% due 05/12/41	50,000	56,522
5.875% due 09/15/42 §	100,000	102,875
6.200% due 01/15/15	30,000	33,229
6.625% due 06/21/40	50,000	62,702
7.375% due 06/15/19	70,000	88,658
Rabobank Nederland NV (Netherlands)
1.850% due 01/10/14	100,000	101,500
3.875% due 02/08/22	100,000	106,363
Realty Income Corp REIT 5.875% due 03/15/35	50,000	57,463
Royal Bank of Canada (Canada)
1.200% due 09/19/17	100,000	100,775
2.625% due 12/15/15	100,000	105,842
Santander Holdings USA Inc 3.000% due 09/24/15	30,000	30,373
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	206,968
5.650% due 02/01/20	75,000	90,398
6.750% due 02/01/40	25,000	34,875
SLM Corp
6.250% due 01/25/16	200,000	218,000
8.450% due 06/15/18	100,000	117,649
Sumitomo Mitsui Banking Corp (Japan) 1.350% due 07/18/15	250,000	252,727
SunTrust Banks Inc
3.500% due 01/20/17	200,000	214,923
5.000% due 09/01/15	4,000	4,369
Svensk Exportkredit AB (Sweden)
2.125% due 07/13/16	100,000	103,963
3.250% due 09/16/14	25,000	26,295
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	53,457
The Allstate Corp 6.200% due 05/16/14	175,000	190,646
The Bank of New York Mellon Corp
2.500% due 01/15/16	100,000	104,859
4.300% due 05/15/14	60,000	63,695
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	109,572
The Charles Schwab Corp 3.225% due 09/01/22 ~	25,000	25,416
The Chubb Corp 5.750% due 05/15/18	50,000	61,946
The Goldman Sachs Group Inc
3.300% due 05/03/15	300,000	312,365
3.625% due 02/07/16	300,000	316,767
5.250% due 07/27/21	50,000	55,232
5.375% due 03/15/20	100,000	111,791
5.625% due 01/15/17	225,000	248,259
5.750% due 01/24/22	100,000	115,425
6.125% due 02/15/33	50,000	56,422
6.150% due 04/01/18	100,000	116,884
6.250% due 02/01/41	100,000	116,242
6.750% due 10/01/37	50,000	53,784
The Hartford Financial Services Group Inc 6.300% due 03/15/18	85,000	98,625
The Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	108,980
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	54,081
The Progressive Corp 3.750% due 08/23/21	100,000	111,348
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	250,000	265,660
6.400% due 10/21/19	50,000	57,553

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
The Toronto-Dominion Bank (Canada) 2.375% due 10/19/16	$100,000	$105,306
The Travelers Cos Inc
5.750% due 12/15/17	50,000	61,231
6.250% due 06/15/37	25,000	33,856
Torchmark Corp 9.250% due 06/15/19	50,000	66,578
Toyota Motor Credit Corp
0.875% due 07/17/15	100,000	100,557
2.050% due 01/12/17	100,000	104,118
4.250% due 01/11/21	100,000	114,618
U.S. Bancorp
2.200% due 11/15/16	45,000	47,292
4.200% due 05/15/14	150,000	158,922
U.S. Bank NA 6.300% due 02/04/14	100,000	107,530
UBS AG (Switzerland)
3.875% due 01/15/15	150,000	159,068
5.750% due 04/25/18	100,000	118,014
Ventas Realty LP REIT 4.000% due 04/30/19	100,000	107,044
Wachovia Bank NA 6.600% due 01/15/38	100,000	139,650
Wachovia Corp
5.625% due 10/15/16	100,000	115,991
5.750% due 02/01/18	100,000	120,929
Wells Fargo & Co
1.250% due 02/13/15	250,000	253,149
2.625% due 12/15/16	300,000	317,811
5.000% due 11/15/14	100,000	107,937
WestLB AG (Germany) 4.796% due 07/15/15	100,000	105,830
Westpac Banking Corp (Australia)
1.125% due 09/25/15	100,000	100,269
3.000% due 08/04/15	100,000	105,627
4.875% due 11/19/19	25,000	28,592
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	113,138
WR Berkley Corp 6.250% due 02/15/37	50,000	57,407

		33,043,319

Health Care - 1.6%

Abbott Laboratories 5.125% due 04/01/19	200,000	241,281
6.150% due 11/30/37	50,000	70,117
Aetna Inc 3.950% due 09/01/20	50,000	54,391
Amgen Inc
2.500% due 11/15/16	200,000	210,230
5.150% due 11/15/41	74,000	82,887
5.700% due 02/01/19	100,000	118,431
6.400% due 02/01/39	25,000	31,588
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	25,740
5.900% due 09/15/17	100,000	122,997
6.450% due 09/15/37	25,000	34,352
Baxter International Inc 4.250% due 03/15/20	100,000	114,688
Becton Dickinson & Co 3.125% due 11/08/21	100,000	107,340
Boston Scientific Corp 6.400% due 06/15/16	100,000	115,877
Bristol-Myers Squibb Co
3.250% due 08/01/42	100,000	93,229
5.450% due 05/01/18	25,000	30,396
Celgene Corp 3.250% due 08/15/22	100,000	101,187
CIGNA Corp 4.500% due 03/15/21	100,000	111,287

	Principal Amount	Value
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	$100,000	$105,295
Eli Lilly & Co
4.200% due 03/06/14	50,000	52,704
5.500% due 03/15/27	100,000	129,974
Express Scripts Holding Co
2.650% due 02/15/17 ~	100,000	104,920
2.750% due 11/21/14 ~	100,000	103,898
6.125% due 11/15/41 ~	50,000	65,240
Gilead Sciences Inc 4.400% due 12/01/21	100,000	113,902
GlaxoSmithKline Capital PLC (United Kingdom)
1.500% due 05/08/17	200,000	203,739
6.375% due 05/15/38	100,000	143,328
Johnson & Johnson
3.550% due 05/15/21	50,000	56,830
4.850% due 05/15/41	50,000	64,575
5.550% due 08/15/17	50,000	61,067
Life Technologies Corp 4.400% due 03/01/15	25,000	26,561
McKesson Corp 6.500% due 02/15/14	100,000	107,644
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	55,221
Medtronic Inc
3.000% due 03/15/15	50,000	52,910
4.450% due 03/15/20	25,000	29,109
4.500% due 03/15/42	100,000	113,695
Merck & Co Inc
1.100% due 01/31/18	100,000	100,404
4.000% due 06/30/15	50,000	54,783
6.000% due 09/15/17	50,000	61,957
6.550% due 09/15/37	100,000	148,665
Novartis Capital Corp
2.400% due 09/21/22	75,000	76,073
4.125% due 02/10/14	100,000	105,019
4.400% due 04/24/20	50,000	59,076
Pfizer Inc
5.350% due 03/15/15	100,000	111,866
6.200% due 03/15/19	150,000	191,395
7.200% due 03/15/39	50,000	78,746
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,809
5.750% due 01/30/40	10,000	11,895
Sanofi (France) 4.000% due 03/29/21	100,000	114,460
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	200,000	212,708
Thermo Fisher Scientific Inc 3.200% due 03/01/16	100,000	106,727
UnitedHealth Group Inc 6.875% due 02/15/38	250,000	348,664
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,471
WellPoint Inc
1.875% due 01/15/18	75,000	75,687
3.300% due 01/15/23	75,000	76,042
4.625% due 05/15/42	100,000	101,486
4.650% due 01/15/43	50,000	51,276
5.875% due 06/15/17	100,000	119,119
Wyeth LLC 5.950% due 04/01/37	50,000	68,088
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	104,997

		5,674,043

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Industrials - 1.4%

3M Co 2.000% due 06/26/22	$100,000	$100,096
ABB Finance USA Inc 2.875% due 05/08/22	100,000	103,623
ADT Corp 4.875% due 07/15/42 ~	100,000	108,835
Boeing Capital Corp 3.250% due 10/27/14	100,000	105,623
Burlington Northern Santa Fe LLC
4.700% due 10/01/19	100,000	115,711
5.750% due 05/01/40	100,000	125,880
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	68,781
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	55,314
Caterpillar Inc 6.050% due 08/15/36	125,000	170,000
Continental Airlines Class A Pass-Through Certificates 4.000% due 04/29/26	30,000	30,844
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	42,872	49,517
CSX Corp
5.500% due 04/15/41	75,000	90,795
6.250% due 04/01/15	100,000	114,013
7.375% due 02/01/19	50,000	64,084
Danaher Corp
2.300% due 06/23/16	50,000	52,684
3.900% due 06/23/21	50,000	56,790
Deere & Co 4.375% due 10/16/19	50,000	58,192
Delta Air Lines Pass-Through Trust 4.950% due 11/23/20	91,622	98,952
Dover Corp 5.375% due 03/01/41	50,000	65,995
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	107,580
Emerson Electric Co
4.125% due 04/15/15	100,000	108,894
4.250% due 11/15/20	25,000	29,136
FedEx Corp 3.875% due 08/01/42	100,000	98,463
General Dynamics Corp 5.250% due 02/01/14	87,000	92,508
General Electric Co 5.250% due 12/06/17	100,000	118,482
Goodrich Corp 4.875% due 03/01/20	25,000	29,627
Honeywell International Inc 5.000% due 02/15/19	100,000	119,638
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	117,736
Ingersoll-Rand Global Holding Co Ltd (Bermuda) 9.500% due 04/15/14	100,000	112,636
John Deere Capital Corp
0.875% due 04/17/15	100,000	100,760
1.400% due 03/15/17	100,000	102,296
2.750% due 03/15/22	100,000	103,208
Koninklijke Philips Electronics NV (Netherlands)
5.750% due 03/11/18	50,000	60,936
6.875% due 03/11/38	100,000	138,174
L-3 Communications Corp 5.200% due 10/15/19	100,000	112,781
Lockheed Martin Corp 4.250% due 11/15/19	100,000	113,371

	Principal Amount	Value
Norfolk Southern Corp
3.000% due 04/01/22	$100,000	$104,030
4.837% due 10/01/41	50,000	57,777
5.900% due 06/15/19	50,000	60,980
Northrop Grumman Corp 3.500% due 03/15/21	100,000	107,740
Pitney Bowes Inc 5.600% due 03/15/18	50,000	54,773
Raytheon Co 4.400% due 02/15/20	25,000	29,018
Republic Services Inc
3.800% due 05/15/18	100,000	111,362
5.500% due 09/15/19	27,000	32,026
Rockwell Collins Inc 5.250% due 07/15/19	100,000	119,404
Ryder System Inc 2.500% due 03/01/17	50,000	50,923
The Boeing Co 5.875% due 02/15/40	50,000	69,880
Union Pacific Corp 6.125% due 02/15/20	100,000	124,942
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,299
5.500% due 01/15/18	50,000	60,882
6.200% due 01/15/38	50,000	71,109
United Technologies Corp
3.100% due 06/01/22	200,000	213,625
4.500% due 04/15/20	30,000	35,338
6.050% due 06/01/36	50,000	67,424
6.125% due 02/01/19	100,000	125,285
6.125% due 07/15/38	25,000	34,078
URS Corp 5.000% due 04/01/22 ~	100,000	102,921
Waste Management Inc 7.750% due 05/15/32	100,000	143,659

		5,129,430

Information Technology - 0.9%

Adobe Systems Inc 4.750% due 02/01/20	100,000	112,770
Arrow Electronics Inc 6.000% due 04/01/20	25,000	28,281
Avnet Inc 6.000% due 09/01/15	100,000	109,521
Cisco Systems Inc
1.625% due 03/14/14	200,000	203,909
4.950% due 02/15/19	200,000	239,609
Dell Inc 5.875% due 06/15/19	100,000	118,534
eBay Inc
0.875% due 10/15/13	35,000	35,115
1.350% due 07/15/17	100,000	101,339
Fiserv Inc 3.125% due 06/15/16	50,000	52,632
Google Inc 1.250% due 05/19/14	50,000	50,762
Hewlett-Packard Co
3.000% due 09/15/16	100,000	103,463
3.750% due 12/01/20	50,000	49,967
4.750% due 06/02/14	200,000	210,940
6.000% due 09/15/41	55,000	58,272
Intel Corp 4.800% due 10/01/41	85,000	99,975
International Business Machines Corp
0.750% due 05/11/15	250,000	251,791
1.875% due 05/15/19	100,000	103,898
1.950% due 07/22/16	100,000	104,559
5.600% due 11/30/39	26,000	34,836
8.375% due 11/01/19	100,000	142,223

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Juniper Networks Inc 3.100% due 03/15/16	$100,000	$104,733
Microsoft Corp
2.950% due 06/01/14	100,000	104,335
5.200% due 06/01/39	135,000	176,440
Oracle Corp
3.750% due 07/08/14	100,000	105,953
5.000% due 07/08/19	100,000	121,290
6.500% due 04/15/38	100,000	144,024
Texas Instruments Inc 1.375% due 05/15/14	100,000	101,600
The Western Union Co 5.930% due 10/01/16	100,000	117,786
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	33,609
Xerox Corp
5.625% due 12/15/19	100,000	113,832
8.250% due 05/15/14	40,000	44,390

		3,380,388

Materials - 1.2%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	31,542
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	28,784
Alcoa Inc 6.750% due 07/15/18	100,000	115,674
ArcelorMittal (Luxembourg)
4.750% due 02/25/17	100,000	98,201
5.750% due 03/01/21	100,000	95,447
7.000% due 03/01/41	50,000	45,121
9.250% due 02/15/15	75,000	82,544
Barrick Gold Corp (Canada)
2.900% due 05/30/16	100,000	105,103
3.850% due 04/01/22	100,000	105,210
Barrick PD Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	29,189
Bemis Co Inc 5.650% due 08/01/14	5,000	5,405
BHP Billiton Finance USA Ltd (Australia)
1.125% due 11/21/14	100,000	101,344
1.875% due 11/21/16	100,000	103,649
6.500% due 04/01/19	75,000	95,622
Cabot Corp 5.000% due 10/01/16	25,000	28,089
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	104,945
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	26,291
CRH America Inc 6.000% due 09/30/16	50,000	55,839
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	100,000	106,275
4.625% due 01/15/20	150,000	176,460
Eastman Chemical Co 4.800% due 09/01/42	100,000	108,930
Ecolab Inc 4.350% due 12/08/21	100,000	113,691
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	100,000	100,788
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	148,443
International Paper Co
4.750% due 02/15/22	25,000	28,448
7.500% due 08/15/21	40,000	52,608
7.950% due 06/15/18	100,000	128,891
Monsanto Co 3.600% due 07/15/42	50,000	49,971

	Principal Amount	Value
Newmont Mining Corp
3.500% due 03/15/22	$100,000	$101,665
6.250% due 10/01/39	25,000	29,673
Nucor Corp 4.125% due 09/15/22	50,000	56,839
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,686
5.625% due 12/01/40	25,000	32,061
PPG Industries Inc 3.600% due 11/15/20	50,000	54,059
Praxair Inc 2.200% due 08/15/22	100,000	98,867
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	102,827
3.500% due 11/02/20	100,000	105,704
7.125% due 07/15/28	50,000	67,564
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	100,342
4.750% due 03/22/42	100,000	108,658
Southern Copper Corp 7.500% due 07/27/35	50,000	62,214
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	104,102
6.250% due 07/15/41	50,000	54,668
The Dow Chemical Co
4.125% due 11/15/21	200,000	218,071
7.600% due 05/15/14	135,000	149,226
9.400% due 05/15/39	50,000	81,296
The Valspar Corp 7.250% due 06/15/19	25,000	30,960
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	105,640
6.875% due 11/21/36	50,000	58,202
6.875% due 11/10/39	45,000	52,767
8.250% due 01/17/34	100,000	130,604

		4,200,199

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	200,000	209,157
5.000% due 03/30/20	50,000	58,801
6.125% due 03/30/40	50,000	65,636
AT&T Inc
2.950% due 05/15/16	400,000	430,268
4.450% due 05/15/21	50,000	58,962
5.350% due 09/01/40	161,000	194,785
5.625% due 06/15/16	50,000	58,614
6.550% due 02/15/39	100,000	136,196
BellSouth Corp 6.000% due 11/15/34	50,000	57,499
BellSouth Telecommunications Inc 0.000% due 12/15/95 §	200,000	204,195
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	50,000	81,665
CenturyLink Inc 6.450% due 06/15/21	250,000	282,660
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	85,000	128,298
Embarq Corp 7.995% due 06/01/36	50,000	56,442
France Telecom SA (France)
2.750% due 09/14/16	100,000	105,040
8.500% due 03/01/31	50,000	75,572
New Cingular Wireless Services Inc 8.750% due 03/01/31	100,000	160,878
Qwest Corp 6.750% due 12/01/21	100,000	120,410

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Rogers Communications Inc (Canada) 6.375% due 03/01/14	$50,000	$53,998
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	105,500
7.175% due 06/18/19	100,000	110,750
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	49,875
4.949% due 01/15/15	50,000	51,313
5.462% due 02/16/21	40,000	39,300
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	53,250
Verizon Communications Inc
1.950% due 03/28/14	250,000	255,807
3.500% due 11/01/21	200,000	221,131
6.350% due 04/01/19	100,000	128,414
7.350% due 04/01/39	100,000	150,429
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	74,601
Verizon Wireless Capital LLC 8.500% due 11/15/18	150,000	210,481
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	52,963
5.625% due 02/27/17	100,000	119,183
7.875% due 02/15/30	50,000	74,223

		4,236,296

Utilities - 1.7%

AGL Capital Corp 3.500% due 09/15/21	50,000	53,852
Alabama Power Co 4.100% due 01/15/42	100,000	105,578
Alliant Energy Corp 4.000% due 10/15/14	50,000	52,431
Ameren Corp 8.875% due 05/15/14	25,000	27,822
Appalachian Power Co 4.600% due 03/30/21	50,000	58,076
Arizona Public Service Co 4.500% due 04/01/42	100,000	108,558
Avista Corp 5.125% due 04/01/22	15,000	18,156
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	27,007
Carolina Power & Light Co 5.250% due 12/15/15	100,000	113,918
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	100,008
CenterPoint Energy Resources Corp 5.850% due 01/15/41	50,000	63,743
Commonwealth Edison Co 4.000% due 08/01/20	100,000	113,654
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	33,221
6.650% due 04/01/19	150,000	194,306
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	136,324
Consumers Energy Co 6.700% due 09/15/19	25,000	32,571
Dominion Resources Inc
5.150% due 07/15/15	50,000	55,779
5.200% due 08/15/19	120,000	143,001
DTE Energy Co 7.625% due 05/15/14	100,000	110,698
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	30,743
6.100% due 06/01/37	25,000	32,558
7.000% due 11/15/18	100,000	130,989
Duke Energy Corp 3.550% due 09/15/21	100,000	106,643

	Principal Amount	Value
Entergy Gulf States LLC 5.590% due 10/01/24	$50,000	$58,248
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	29,794
6.250% due 10/01/39	25,000	29,055
FirstEnergy Corp 7.375% due 11/15/31	50,000	65,740
Florida Power & Light Co
5.690% due 03/01/40	35,000	47,058
5.950% due 02/01/38	125,000	171,404
Florida Power Corp 6.350% due 09/15/37	25,000	34,058
Georgia Power Co
2.850% due 05/15/22	100,000	104,201
4.250% due 12/01/19	25,000	28,540
Great Plains Energy Inc 4.850% due 06/01/21	100,000	111,120
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	57,855
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	51,607
Metropolitan Edison Co 7.700% due 01/15/19	50,000	62,844
MidAmerican Energy Co 6.750% due 12/30/31	100,000	136,936
MidAmerican Energy Holdings Co 6.125% due 04/01/36	100,000	128,519
Nevada Power Co 6.750% due 07/01/37	50,000	70,642
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	55,645
Nisource Finance Corp
5.250% due 02/15/43	100,000	112,181
6.125% due 03/01/22	50,000	61,532
Northern States Power Co
2.150% due 08/15/22	100,000	100,096
4.850% due 08/15/40	50,000	60,606
5.350% due 11/01/39	10,000	12,841
NSTAR LLC 4.500% due 11/15/19	15,000	17,092
Ohio Power Co 5.375% due 10/01/21	30,000	36,803
Oncor Electric Delivery Co LLC
5.300% due 06/01/42	100,000	109,829
7.000% due 05/01/32	50,000	61,089
ONEOK Partners LP 8.625% due 03/01/19	50,000	65,747
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	100,444
4.800% due 03/01/14	50,000	52,902
6.050% due 03/01/34	100,000	132,005
6.250% due 03/01/39	25,000	33,954
PacifiCorp 4.100% due 02/01/42	50,000	53,252
Pepco Holdings Inc 2.700% due 10/01/15	100,000	104,030
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	101,682
5.200% due 07/15/41	25,000	31,435
Progress Energy Inc
6.000% due 12/01/39	25,000	31,614
7.750% due 03/01/31	100,000	141,441
PSEG Power LLC 4.150% due 09/15/21	100,000	108,484
Public Service Co of Colorado 5.125% due 06/01/19	15,000	18,160
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	23,299
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	33,543

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
San Diego Gas & Electric Co 3.000% due 08/15/21	$100,000	$107,170
Sempra Energy
2.000% due 03/15/14	100,000	101,638
6.000% due 10/15/39	25,000	32,556
9.800% due 02/15/19	50,000	70,603
South Carolina Electric & Gas Co 5.450% due 02/01/41	50,000	62,387
Southern California Edison Co
3.875% due 06/01/21	100,000	113,657
4.500% due 09/01/40	50,000	57,371
5.750% due 03/15/14	50,000	53,817
Southern Co 4.150% due 05/15/14	50,000	52,842
Southern Power Co 5.150% due 09/15/41	40,000	46,087
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	64,136
Tampa Electric Co 6.100% due 05/15/18	35,000	43,786
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,362
Union Electric Co 8.450% due 03/15/39	100,000	171,907
Virginia Electric & Power Co
2.950% due 01/15/22	100,000	106,187
5.000% due 06/30/19	35,000	41,861
8.875% due 11/15/38	25,000	43,233
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	29,102

		5,921,665

Total Corporate Bonds & Notes (Cost $77,474,577)		82,904,278

MORTGAGE-BACKED SECURITIES - 31.6%

Collateralized Mortgage Obligations - Commercial - 1.8%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	50,000	57,123
5.369% due 10/10/45 "	50,000	54,740
5.634% due 04/10/49 " §	34,642	36,116
5.803% due 04/10/49 " §	100,000	117,148
Banc of America Merrill Lynch Commercial Mortgage Inc
4.668% due 07/10/43 "	100,000	109,913
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	107,410
5.537% due 10/12/41 "	100,000	116,299
5.540% due 09/11/41 "	700,000	811,052
Citigroup Commercial Mortgage Trust
5.888% due 12/10/49 " §	200,000	236,991
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	104,209
5.482% due 01/15/46 " §	100,000	113,168
5.617% due 10/15/48 "	100,000	116,065
Commercial Mortgage Pass-Through Certificates
4.982% due 05/10/43 " §	100,000	110,369
Credit Suisse Mortgage Capital Certificates
5.855% due 03/15/39 " §	100,000	112,177
CS First Boston Mortgage Securities Corp
5.014% due 02/15/38 " §	50,000	54,461

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	$100,000	$107,845
5.444% due 03/10/39 "	100,000	114,812
6.065% due 07/10/38 " §	100,000	116,199
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	107,194
5.553% due 04/10/38 " §	100,000	113,838
JPMorgan Chase Commercial Mortgage Securities Corp
4.404% due 01/12/39 "	505,000	526,651
5.335% due 08/12/37 " §	100,000	110,464
5.336% due 05/15/47 "	100,000	114,838
5.429% due 12/12/43 "	100,000	114,951
5.814% due 06/12/43 " §	200,000	228,684
LB-UBS Commercial Mortgage Trust
4.786% due 10/15/29 " §	500,000	536,458
5.661% due 03/15/39 " §	84,000	96,114
5.866% due 09/15/45 " §	100,000	120,005
6.064% due 06/15/38 " §	250,000	289,934
Merrill Lynch Mortgage Trust
5.847% due 05/12/39 " §	255,000	294,214
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	55,196
5.162% due 10/12/52 " §	200,000	225,139
5.383% due 11/14/42 " §	100,000	111,831
5.439% due 02/12/44 "	70,000	73,798
5.514% due 11/12/49 " §	100,000	116,515
5.809% due 12/12/49 "	125,000	149,398
6.076% due 06/11/49 " §	100,000	118,235
UBS-Barclays Commercial Mortgage Trust
3.525% due 05/10/63 "	250,000	272,183
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	104,737
5.795% due 07/15/45 " §	100,000	109,899

		6,586,373

Fannie Mae - 14.8%

3.000% due 11/01/26 - 10/01/42 "	4,527,275	4,794,901
3.041% due 03/01/41 " §	662,096	695,669
3.047% due 07/01/41 " §	1,022,135	1,072,838
3.331% due 01/01/41 " §	456,230	482,785
3.500% due 11/01/25 - 10/01/42 "	8,687,202	9,316,078
3.506% due 08/01/39 " §	97,176	103,860
4.000% due 09/01/18 - 10/01/41 "	8,749,331	9,440,078
4.500% due 05/01/18 - 10/01/42 "	10,002,442	10,906,306
4.696% due 06/01/38 " §	25,728	27,593
5.000% due 08/01/20 - 10/01/42 "	6,262,754	6,852,860
5.500% due 02/01/24 - 10/01/42 "	4,367,627	4,799,158
5.680% due 09/01/37 " §	123,978	135,211
6.000% due 09/01/34 - 09/01/39 "	2,916,973	3,231,558
6.500% due 09/01/36 - 07/01/38 "	745,220	849,569

		52,708,464

Freddie Mac - 8.4%

2.953% due 11/01/37 " §	93,604	100,532
3.000% due 09/01/26 - 04/01/27 "	1,801,316	1,905,132
3.500% due 03/01/26 - 10/01/42 "	3,313,644	3,547,527
4.000% due 02/01/25 - 10/01/42 "	5,792,130	6,268,470
4.500% due 03/01/23 - 10/01/41 "	6,070,557	6,635,327
5.000% due 03/01/19 - 03/01/41 "	4,290,938	4,697,404
5.500% due 12/01/16 - 04/01/40 "	3,661,039	3,997,782
6.000% due 03/01/23 - 05/01/40 "	1,917,311	2,110,104
6.500% due 08/01/37 - 04/01/39 "	565,784	645,203

		29,907,481

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 6.6%

3.500% due 10/15/41 - 10/01/42 "	$3,596,757	$3,945,914
4.000% due 06/15/39 - 04/20/42 "	4,387,891	4,856,217
4.500% due 02/15/39 - 10/15/41 "	6,306,991	6,958,456
5.000% due 05/15/38 - 07/15/40 "	3,675,535	4,084,320
5.500% due 04/15/37 - 10/01/42 "	1,896,975	2,112,918
6.000% due 08/15/35 - 12/15/40 "	1,072,817	1,214,943
6.500% due 10/15/37 - 02/15/39 "	299,458	342,886

		23,515,654

Total Mortgage-Backed Securities (Cost $109,102,951)		112,717,972

ASSET-BACKED SECURITIES - 0.3%

AmeriCredit Automobile Receivables Trust
2.040% due 09/08/15 "	100,000	101,410
Chase Issuance Trust
1.580% due 08/16/21 "	200,000	201,986
Citibank Credit Card Issuance Trust
4.850% due 03/10/17 "	250,000	276,741
5.650% due 09/20/19 "	100,000	122,602
6.150% due 06/15/39 "	250,000	345,848

Total Asset-Backed Securities (Cost $1,020,771)		1,048,587

U.S. GOVERNMENT AGENCY ISSUES - 4.9%

Fannie Mae
0.500% due 12/27/13	100,000	100,067
0.500% due 05/27/15	500,000	501,969
0.600% due 10/25/13	100,000	100,019
0.750% due 12/18/13	500,000	503,498
0.850% due 07/18/16	100,000	100,188
0.875% due 08/28/14	500,000	505,882
0.875% due 10/26/17	250,000	251,568
0.900% due 12/05/14	100,000	100,135
1.125% due 10/08/13	100,000	100,955
1.200% due 03/08/17	100,000	100,426
1.250% due 02/27/14	200,000	203,206
1.250% due 09/28/16	700,000	719,740
1.250% due 01/30/17	500,000	513,804
1.625% due 10/26/15	200,000	207,467
1.750% due 11/14/16	100,000	100,168
1.750% due 01/30/19	100,000	101,253
2.000% due 09/21/15	100,000	104,775
2.500% due 05/15/14	200,000	207,330
2.625% due 11/20/14	250,000	262,668
2.750% due 02/05/14	325,000	336,374
4.625% due 10/15/13	200,000	209,226
5.000% due 03/15/16	200,000	230,965
5.000% due 05/11/17	150,000	179,090
5.375% due 06/12/17	200,000	242,748
5.625% due 07/15/37	100,000	146,504
7.125% due 01/15/30	175,000	278,000
Federal Farm Credit Bank
2.625% due 04/17/14	400,000	414,704
3.000% due 09/22/14	50,000	52,724
5.125% due 08/25/16	150,000	176,378
Federal Home Loan Bank
0.375% due 11/27/13	200,000	200,416
0.375% due 01/29/14	50,000	50,113
0.375% due 08/28/14	250,000	250,147
0.450% due 08/07/14	200,000	200,136
0.875% due 12/27/13	300,000	302,505
1.250% due 09/05/17	100,000	100,009
1.375% due 05/28/14	250,000	255,092
2.500% due 06/13/14	250,000	259,634
3.625% due 10/18/13	200,000	207,145

	Principal Amount	Value
4.750% due 12/16/16	$50,000	$58,722
5.000% due 11/17/17	800,000	969,571
5.250% due 06/18/14	100,000	108,657
5.375% due 06/13/14	400,000	434,772
5.375% due 05/18/16	300,000	352,213
5.375% due 08/15/18	200,000	250,600
5.500% due 07/15/36	100,000	139,067
Financing Corp Strips
10.700% due 10/06/17	50,000	73,113
Freddie Mac
0.375% due 04/28/14	400,000	400,976
0.400% due 02/27/14	100,000	100,103
0.500% due 10/18/13	100,000	100,012
0.500% due 04/17/15	250,000	251,076
0.550% due 12/27/13	100,000	100,073
0.550% due 02/27/15	100,000	100,154
0.625% due 12/23/13	300,000	301,455
0.625% due 12/29/14	500,000	503,463
0.800% due 01/13/15	100,000	100,558
0.850% due 01/09/15	100,000	100,155
0.875% due 12/19/14	100,000	100,163
1.000% due 12/19/14	100,000	100,116
1.000% due 06/30/15	100,000	100,835
1.000% due 02/24/16	100,000	100,965
1.000% due 07/28/17	250,000	253,581
1.100% due 07/25/17	100,000	100,186
1.375% due 02/25/14	1,000,000	1,016,167
2.000% due 08/25/16	200,000	211,173
2.250% due 01/23/17	100,000	102,618
2.375% due 01/13/22	200,000	210,298
2.500% due 01/07/14	200,000	205,901
2.875% due 02/09/15	100,000	105,969
3.750% due 03/27/19	200,000	233,478
4.750% due 11/17/15	100,000	113,476
4.875% due 06/13/18	100,000	121,918
5.000% due 04/18/17	300,000	357,536
5.125% due 11/17/17	200,000	243,249
6.250% due 07/15/32	125,000	189,455
Tennessee Valley Authority
3.875% due 02/15/21	65,000	76,486
5.250% due 09/15/39	25,000	33,317
5.375% due 04/01/56	50,000	69,388
6.750% due 11/01/25	150,000	222,031
7.125% due 05/01/30	50,000	78,024

Total U.S. Government Agency Issues (Cost $17,181,158)		17,668,098

U.S. TREASURY OBLIGATIONS - 35.5%

U.S. Treasury Bonds - 5.9%

2.750% due 08/15/42	300,000	295,500
3.000% due 05/15/42	650,000	675,086
3.125% due 11/15/41	350,000	373,406
3.125% due 02/15/42	650,000	692,454
3.500% due 02/15/39	300,000	344,906
3.750% due 08/15/41	1,600,000	1,915,750
3.875% due 08/15/40	600,000	734,156
4.250% due 05/15/39	450,000	583,945
4.250% due 11/15/40	750,000	975,235
4.375% due 02/15/38	150,000	197,789
4.375% due 11/15/39	275,000	363,946
4.375% due 05/15/40	525,000	695,461
4.375% due 05/15/41	775,000	1,028,328
4.500% due 02/15/36	250,000	334,024
4.500% due 05/15/38	200,000	268,781
4.500% due 08/15/39	700,000	943,578
4.625% due 02/15/40	625,000	858,984
4.750% due 02/15/41	500,000	701,719

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
5.000% due 05/15/37	$50,000	$71,711
5.250% due 11/15/28	300,000	420,141
5.375% due 02/15/31	975,000	1,411,465
5.500% due 08/15/28	200,000	286,531
6.125% due 11/15/27	250,000	376,524
6.125% due 08/15/29	50,000	76,805
6.250% due 08/15/23	250,000	362,930
6.250% due 05/15/30	1,050,000	1,646,695
6.375% due 08/15/27	145,000	222,620
6.500% due 11/15/26	100,000	153,859
6.625% due 02/15/27	100,000	155,828
6.750% due 08/15/26	100,000	156,547
6.875% due 08/15/25	100,000	155,984
7.250% due 05/15/16	250,000	311,524
7.250% due 08/15/22	200,000	305,219
7.500% due 11/15/24	100,000	161,328
7.625% due 11/15/22	500,000	784,453
7.625% due 02/15/25	150,000	245,086
8.000% due 11/15/21	150,000	235,043
8.125% due 08/15/19	200,000	295,578
8.125% due 08/15/21	200,000	313,531
8.750% due 05/15/17	200,000	274,828
8.750% due 05/15/20	100,000	155,914
8.750% due 08/15/20	50,000	78,590
9.125% due 05/15/18	100,000	146,297
9.250% due 02/15/16	100,000	129,774
11.250% due 02/15/15	100,000	125,922

		21,043,775

U.S. Treasury Notes - 29.6%

0.125% due 12/31/13	3,500,000	3,496,993
0.250% due 10/31/13	500,000	500,332
0.250% due 11/30/13	100,000	100,066
0.250% due 03/31/14	2,000,000	2,001,094
0.250% due 09/30/14	750,000	750,352
0.250% due 12/15/14	500,000	500,000
0.250% due 01/15/15	1,000,000	999,922
0.250% due 02/15/15	500,000	499,765
0.375% due 03/15/15	1,500,000	1,503,984
0.500% due 10/15/13	600,000	601,969
0.500% due 11/15/13	350,000	351,203
0.500% due 08/15/14	2,000,000	2,010,078
0.500% due 10/15/14	750,000	753,926
0.500% due 07/31/17	500,000	497,735
0.625% due 07/15/14	3,000,000	3,021,093
0.625% due 08/31/17	500,000	500,508
0.625% due 09/30/17	350,000	350,055
0.750% due 12/15/13	500,000	503,320
0.750% due 06/15/14	300,000	302,696
0.875% due 11/30/16	1,150,000	1,168,958
0.875% due 12/31/16	2,750,000	2,793,615
0.875% due 01/31/17	1,500,000	1,523,554
0.875% due 02/28/17	500,000	507,851
0.875% due 04/30/17	3,500,000	3,550,858
1.000% due 01/15/14	1,000,000	1,010,313
1.000% due 05/15/14	500,000	506,328
1.000% due 08/31/16	350,000	357,520
1.000% due 09/30/16	400,000	408,625
1.000% due 10/31/16	1,000,000	1,021,406
1.250% due 08/31/15	350,000	359,570
1.250% due 09/30/15	800,000	822,313
1.375% due 11/30/15	200,000	206,500
1.375% due 09/30/18	600,000	619,266
1.375% due 11/30/18	500,000	515,664
1.375% due 12/31/18	650,000	669,805
1.375% due 02/28/19	1,250,000	1,286,329
1.500% due 12/31/13	250,000	254,063
1.500% due 06/30/16	2,500,000	2,600,390
1.500% due 03/31/19	3,000,000	3,108,048
1.625% due 08/15/22	1,600,000	1,599,000

	Principal Amount	Value
1.750% due 01/31/14	$250,000	$255,147
1.750% due 03/31/14	500,000	511,465
1.750% due 07/31/15	400,000	416,312
1.750% due 05/31/16	450,000	471,938
1.875% due 02/28/14	2,425,000	2,482,026
1.875% due 04/30/14	2,125,000	2,180,450
1.875% due 06/30/15	500,000	521,640
1.875% due 08/31/17	400,000	424,719
1.875% due 09/30/17	600,000	636,891
1.875% due 10/31/17	1,200,000	1,274,063
2.000% due 11/30/13	200,000	204,188
2.000% due 01/31/16	300,000	316,383
2.000% due 04/30/16	300,000	317,180
2.000% due 11/15/21	1,000,000	1,044,453
2.000% due 02/15/22	600,000	624,375
2.125% due 11/30/14	1,200,000	1,248,469
2.125% due 05/31/15	1,200,000	1,258,219
2.125% due 12/31/15	200,000	211,469
2.125% due 02/29/16	250,000	264,961
2.125% due 08/15/21	1,600,000	1,693,250
2.250% due 05/31/14	1,000,000	1,033,594
2.250% due 01/31/15	500,000	523,047
2.250% due 03/31/16	250,000	266,289
2.250% due 11/30/17	700,000	756,766
2.250% due 07/31/18	400,000	433,188
2.375% due 08/31/14	1,200,000	1,248,985
2.375% due 09/30/14	300,000	312,821
2.375% due 10/31/14	4,950,000	5,168,498
2.375% due 02/28/15	1,500,000	1,575,820
2.375% due 03/31/16	1,100,000	1,176,141
2.375% due 07/31/17	400,000	434,000
2.375% due 05/31/18	300,000	326,836
2.500% due 03/31/15	100,000	105,563
2.500% due 04/30/15	500,000	528,515
2.500% due 06/30/17	300,000	326,977
2.625% due 06/30/14	300,000	312,527
2.625% due 07/31/14	700,000	730,625
2.625% due 12/31/14	400,000	421,344
2.625% due 02/29/16	100,000	107,672
2.625% due 04/30/16	500,000	539,765
2.625% due 01/31/18	350,000	385,492
2.625% due 04/30/18	500,000	551,562
2.625% due 08/15/20	800,000	884,875
2.625% due 11/15/20	1,000,000	1,104,844
2.750% due 10/31/13	750,000	770,713
2.750% due 11/30/16	500,000	546,758
2.750% due 05/31/17	400,000	440,438
2.750% due 02/28/18	100,000	110,891
2.750% due 02/15/19	1,050,000	1,170,586
3.000% due 08/31/16	400,000	439,812
3.000% due 09/30/16	1,500,000	1,651,054
3.000% due 02/28/17	1,200,000	1,329,563
3.125% due 10/31/16	200,000	221,469
3.125% due 01/31/17	400,000	444,719
3.125% due 04/30/17	250,000	279,024
3.125% due 05/15/19	460,000	524,759
3.125% due 05/15/21	1,750,000	2,001,562
3.250% due 06/30/16	250,000	276,309
3.250% due 07/31/16	250,000	276,836
3.250% due 12/31/16	350,000	390,523
3.250% due 03/31/17	150,000	168,082
3.375% due 11/15/19	750,000	870,058
3.500% due 02/15/18	900,000	1,032,680
3.500% due 05/15/20	650,000	761,465
3.625% due 08/15/19	675,000	793,230
3.625% due 02/15/20	750,000	884,356
3.625% due 02/15/21	700,000	829,172
3.750% due 11/15/18	375,000	440,361
3.875% due 05/15/18	200,000	234,656
4.000% due 02/15/14	200,000	210,406

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
4.000% due 02/15/15	$350,000	$380,816
4.000% due 08/15/18	150,000	177,902
4.125% due 05/15/15	950,000	1,045,074
4.250% due 11/15/13	350,000	365,914
4.250% due 08/15/14	1,000,000	1,074,805
4.250% due 11/15/14	200,000	216,891
4.250% due 08/15/15	250,000	278,106
4.250% due 11/15/17	900,000	1,062,985
4.500% due 02/15/16	300,000	341,602
4.500% due 05/15/17	1,000,000	1,179,844
4.625% due 11/15/16	100,000	116,891
4.625% due 02/15/17	300,000	353,109
4.750% due 05/15/14	1,100,000	1,180,739
4.875% due 08/15/16	200,000	234,016
5.125% due 05/15/16	600,000	701,578

		105,558,165

Total U.S. Treasury Obligations (Cost $120,927,649)		126,601,940

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government International Bond (Canada)
0.875% due 02/14/17	100,000	101,290
2.375% due 09/10/14	50,000	52,079
China Development Bank Corp (China)
5.000% due 10/15/15	100,000	111,198
Export Development Canada (Canada)
1.500% due 05/15/14	100,000	102,043
Federative Republic of Brazil (Brazil)
4.875% due 01/22/21	100,000	120,000
5.625% due 01/07/41	25,000	32,125
7.125% due 01/20/37	100,000	151,250
8.000% due 01/15/18	152,778	182,188
8.875% due 10/14/19	100,000	145,250
10.125% due 05/15/27	100,000	181,350
Hydro Quebec (Canada)
2.000% due 06/30/16	100,000	104,845
Israel Government AID Bond (Israel)
5.500% due 04/26/24	25,000	33,265
Japan Finance Corp (Japan)
1.875% due 09/24/15	100,000	103,722
2.125% due 02/07/19	200,000	209,082
Japan Finance Organization for Municipalities (Japan)
5.000% due 05/16/17	100,000	117,791
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	102,275
2.650% due 09/22/21	100,000	106,677
Province of Manitoba (Canada)
2.625% due 07/15/15	100,000	106,102
Province of Ontario (Canada)
1.375% due 01/27/14	150,000	152,106
2.300% due 05/10/16	100,000	105,692
2.950% due 02/05/15	200,000	211,799
4.000% due 10/07/19	150,000	174,081
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	104,927
5.125% due 11/14/16	100,000	117,543
7.500% due 09/15/29	25,000	38,812
Republic of Colombia (Colombia)
4.375% due 07/12/21	100,000	115,650
6.125% due 01/18/41	100,000	136,000
7.375% due 03/18/19	100,000	132,750
Republic of Italy (Italy)
4.500% due 01/21/15	2,000	2,071
5.250% due 09/20/16	200,000	209,584
Republic of Panama (Panama)
5.200% due 01/30/20	25,000	30,163
6.700% due 01/26/36	100,000	141,000

	Principal Amount	Value
Republic of Peru (Peru)
7.125% due 03/30/19	$200,000	$266,000
Republic of Poland (Poland)
6.375% due 07/15/19	200,000	247,750
Republic of South Africa (South Africa)
4.665% due 01/17/24	100,000	112,750
6.875% due 05/27/19	100,000	126,380
Republic of South Korea (South Korea)
5.750% due 04/16/14	50,000	53,725
7.125% due 04/16/19	100,000	130,193
Republic of Uruguay (Uruguay)
6.875% due 09/28/25	200,000	274,000
State of Israel (Israel)
5.125% due 03/26/19	100,000	115,481
United Mexican States (Mexico)
3.625% due 03/15/22	296,000	323,528
4.750% due 03/08/44	264,000	294,360
5.750% due 10/12/10	34,000	40,885
5.875% due 02/17/14	200,000	213,000

Total Foreign Government Bonds & Notes (Cost $5,569,310)		5,932,762

MUNICIPAL BONDS - 1.0%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	30,230
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	35,210
7.043% due 04/01/50	50,000	72,433
Central Puget Sound Regional Transportation Authorized Revenue WA
5.491% due 11/01/39	25,000	31,597
City of New York NY
5.517% due 10/01/37	40,000	49,606
City of New York NY ‘D’
5.985% due 12/01/36	100,000	126,572
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	117,067
5.456% due 12/01/39	25,000	31,445
Dallas Independent School District TX
6.450% due 02/15/35	50,000	62,259
Denver City & County School District No. 1 CO ‘C’
5.664% due 12/01/33	100,000	125,942
Illinois State Toll Highway Authority
5.851% due 12/01/34	25,000	31,248
Los Angeles Unified School District CA
6.758% due 07/01/34	100,000	131,603
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	30,176
6.668% due 11/15/39	55,000	73,391
Municipal Electric Authority GA ‘J’
6.637% due 04/01/57	25,000	29,062
New Jersey Transportation Trust Fund Authority
6.104% due 12/15/28	150,000	172,911
New York City Municipal Water Finance Authority NY
5.952% due 06/15/42	50,000	67,950
6.011% due 06/15/42	10,000	13,681
New York City Transitional Finance Authority Revenue NY
5.572% due 11/01/38	30,000	37,476
New York State Urban Development Corp
5.770% due 03/15/39	25,000	30,754
Orange County Local Transportation Authority Revenue CA ‘A’
6.908% due 02/15/41	100,000	139,463

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Pennsylvania Turnpike Commission
5.511% due 12/01/45	$75,000	$88,968
6.105% due 12/01/39	25,000	31,588
Port Authority of New York & New Jersey
5.647% due 11/01/40	150,000	188,061
Puerto Rico Commonwealth ‘A’
3.448% due 02/01/15	100,000	101,697
San Diego County Regional Transportation Commission Build America Bonds CA
5.911% due 04/01/48	50,000	67,080
San Francisco City & County Public Utilities Commission CA
6.000% due 11/01/40	25,000	30,954
State of California
4.850% due 10/01/14	50,000	53,689
5.750% due 03/01/17	50,000	57,924
6.200% due 10/01/19	25,000	29,530
7.500% due 04/01/34	50,000	65,953
7.550% due 04/01/39	150,000	203,626
7.600% due 11/01/40	270,000	370,661
7.625% due 03/01/40	40,000	54,462
State of Connecticut
5.090% due 10/01/30	50,000	57,538
5.459% due 11/01/30	50,000	59,876
State of Illinois
5.100% due 06/01/33	100,000	97,016
5.665% due 03/01/18	200,000	225,582
6.725% due 04/01/35	100,000	112,668
State of Utah ‘D’
4.554% due 07/01/24	15,000	17,779

	Principal Amount	Value
State of Washington
5.481% due 08/01/39	$25,000	$31,559
Texas State Transportation Commission
5.178% due 04/01/30	25,000	30,357
University of California
4.858% due 05/15/12	100,000	103,324

Total Municipal Bonds (Cost $3,143,730)		3,519,968

	Shares

SHORT-TERM INVESTMENT - 6.0%

Money Market Fund - 6.0%

Federated Prime Obligations Fund	21,595,279	21,595,279

Total Short-Term Investment (Cost $21,595,279)		21,595,279

TOTAL INVESTMENTS - 104.2% (Cost $356,015,425)		371,988,884

OTHER ASSETS & LIABILITIES, NET - (4.2%)		(15,058,965)

NET ASSETS - 100.0%		$356,929,919

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$82,904,278	$-	$82,755,809	$148,469
	Mortgage-Backed Securities	112,717,972	-	112,717,972	-
	Asset-Backed Securities	1,048,587	-	1,048,587	-
	U.S. Government Agency Issues	17,668,098	-	17,668,098	-
	U.S. Treasury Obligations	126,601,940	-	126,601,940	-
	Foreign Government Bonds & Notes	5,932,762	-	5,932,762	-
	Municipal Bonds	3,519,968	-	3,519,968	-
	Short-Term Investment	21,595,279	21,595,279	-	-

	Total	$371,988,884	$21,595,279	$350,245,136	$148,469

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$146,677
Purchases	-
Sales (includes paydowns)	(6,431)
Accrued Discounts (Premiums)	(95)
Net Realized Losses	(42)
Change in Net Unrealized Appreciation	8,360
Transfers In	-
Transfers Out	-

Value, End of Period	$148,469

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$8,360

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 95.7%

Consumer Discretionary - 20.3%

Affinia Group Inc 9.000% due 11/30/14	$50,000	$50,500
Affinion Group Inc 7.875% due 12/15/18	100,000	82,250
Allbritton Communications Co 8.000% due 05/15/18	25,000	27,313
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	53,875
Altegrity Inc 10.500% due 11/01/15 ~	50,000	44,000
AMC Entertainment Inc 8.750% due 06/01/19	100,000	110,750
9.750% due 12/01/20	100,000	113,125
AMC Networks Inc 7.750% due 07/15/21	100,000	113,500
American Axle & Manufacturing Inc 7.875% due 03/01/17	100,000	104,500
9.250% due 01/15/17 ~	73,000	81,942
Ameristar Casinos Inc 7.500% due 04/15/21	70,000	75,600
ARAMARK Corp 8.500% due 02/01/15	125,000	128,126
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	100,000	102,751
Armored Autogroup Inc 9.250% due 11/01/18	25,000	22,500
Beazer Homes USA Inc 6.875% due 07/15/15	50,000	50,500
9.125% due 05/15/19	50,000	50,500
Belo Corp 8.000% due 11/15/16	25,000	27,625
Best Buy Co Inc 5.500% due 03/15/21	100,000	94,260
Boyd Gaming Corp 9.125% due 12/01/18	100,000	105,500
Brunswick Corp 11.250% due 11/01/16 ~	100,000	114,750
Burger King Corp 9.875% due 10/15/18	100,000	116,500
Burlington Coat Factory Warehouse Corp 10.000% due 02/15/19	100,000	111,125
Cablevision Systems Corp 5.875% due 09/15/22	100,000	100,000
7.750% due 04/15/18	100,000	111,250
8.000% due 04/15/20	100,000	112,000
Caesars Entertainment Operating Co Inc 5.625% due 06/01/15	100,000	82,750
8.500% due 02/15/20 ~	100,000	100,250
9.000% due 02/15/20 ~	100,000	101,500
10.000% due 12/15/18	450,000	295,375
10.750% due 02/01/16	50,000	40,125
11.250% due 06/01/17	200,000	216,000
12.750% due 04/15/18	150,000	111,750
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	211,000
CCO Holdings LLC 5.250% due 09/30/22	100,000	101,000
7.000% due 01/15/19	150,000	163,125
7.375% due 06/01/20	250,000	280,312
7.875% due 04/30/18	150,000	163,125
8.125% due 04/30/20	206,000	233,810
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	83,875
11.500% due 04/15/20 ~	100,000	107,500
12.000% due 06/30/19 ~	100,000	93,000

	Principal Amount	Value
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	$235,000	$252,037
CHC Helicopter SA (Luxembourg) 9.250% due 10/15/20	100,000	103,250
Chrysler Group LLC 8.250% due 06/15/21	340,000	363,800
Cinemark USA Inc 8.625% due 06/15/19	150,000	167,250
CityCenter Holdings LLC 7.625% due 01/15/16	100,000	107,250
10.750% due 01/15/17	118,045	123,924
CKE Restaurants Inc 11.375% due 07/15/18	80,000	93,200
Claire’s Stores Inc 8.875% due 03/15/19	50,000	46,250
9.000% due 03/15/19 ~	150,000	156,375
Clear Channel Communications Inc 5.500% due 12/15/16	100,000	57,000
9.000% due 03/01/21	150,000	134,250
10.750% due 08/01/16	150,000	105,750
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20	200,000	196,000
9.250% due 12/15/17	300,000	324,750
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	27,188
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	97,750
D.R. Horton Inc 5.250% due 02/15/15	150,000	158,625
Dana Holding Corp 6.500% due 02/15/19	100,000	107,000
Delphi Corp 6.125% due 05/15/21	150,000	166,875
DineEquity Inc 9.500% due 10/30/18	50,000	56,625
DISH DBS Corp 4.625% due 07/15/17 ~	250,000	256,875
6.625% due 10/01/14	100,000	108,750
6.750% due 06/01/21	350,000	383,250
7.125% due 02/01/16	200,000	222,000
Dollar General Corp 4.125% due 07/15/17	100,000	105,000
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,838
Exide Technologies 8.625% due 02/01/18	100,000	87,125
Gannett Co Inc 6.375% due 09/01/15	50,000	54,875
Gray Television Inc 10.500% due 06/29/15	100,000	108,875
Hanesbrands Inc 8.000% due 12/15/16	165,000	182,739
Icahn Enterprises LP 7.750% due 01/15/16	50,000	52,375
8.000% due 01/15/18	235,000	253,212
8.000% due 01/15/18 ~	100,000	107,750
Interactive Data Corp 10.250% due 08/01/18	60,000	67,500
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	54,000
J.C. Penney Co Inc 5.650% due 06/01/20	150,000	136,125
6.375% due 10/15/36	51,000	41,884
7.400% due 04/01/37	63,000	56,779
Jaguar Land Rover PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	162,562
Jarden Corp 6.125% due 11/15/22	100,000	108,500
7.500% due 05/01/17	75,000	86,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	$50,000	$51,250
K Hovnanian Enterprises Inc 10.625% due 10/15/16	100,000	108,937
KB Home 6.250% due 06/15/15	24,000	25,080
8.000% due 03/15/20	100,000	111,000
Lamar Media Corp 7.875% due 04/15/18	130,000	144,300
9.750% due 04/01/14	75,000	84,375
Landry’s Inc 9.375% due 05/01/20 ~	100,000	106,000
Laureate Education Inc 9.250% due 09/01/19 ~	100,000	101,000
11.000% due 08/15/15 ~	100,000	103,500
Lear Corp 7.875% due 03/15/18	45,000	49,725
Lennar Corp 5.600% due 05/31/15	250,000	267,500
Levi Strauss & Co 7.625% due 05/15/20	100,000	108,500
Libbey Glass Inc 6.875% due 05/15/20 ~	100,000	108,000
Liberty Interactive LLC 8.250% due 02/01/30	100,000	106,000
Limited Brands Inc 6.625% due 04/01/21	250,000	285,000
6.900% due 07/15/17	100,000	115,500
8.500% due 06/15/19	100,000	121,000
LIN Television Corp 8.375% due 04/15/18	50,000	53,250
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	27,000
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	101,375
Mediacom Broadband LLC 6.375% due 04/01/23 ~	100,000	100,500
Mediacom LLC 9.125% due 08/15/19	50,000	55,500
MGM Resorts International 7.625% due 01/15/17	200,000	213,000
7.750% due 03/15/22	100,000	105,000
8.625% due 02/01/19 ~	100,000	109,500
10.000% due 11/01/16	250,000	287,500
13.000% due 11/15/13	250,000	283,125
Michaels Stores Inc 7.750% due 11/01/18	200,000	215,500
Mohawk Industries Inc 6.375% due 01/15/16	100,000	113,000
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	183,500
NCL Corp Ltd (Bermuda) 11.750% due 11/15/16	200,000	231,500
Netflix Inc 8.500% due 11/15/17	25,000	26,750
Party City Holdings Inc 8.875% due 08/01/20 ~	125,000	133,750
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	85,125
Penn National Gaming Inc 8.750% due 08/15/19	75,000	84,375
Penske Automotive Group Inc 5.750% due 10/01/22 ~	100,000	103,000
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	55,750
Pinnacle Entertainment Inc 7.750% due 04/01/22	100,000	109,500
8.625% due 08/01/17	50,000	54,875
ProQuest LLC 9.000% due 10/15/18 ~	50,000	46,750

	Principal Amount	Value
PulteGroup Inc 5.250% due 01/15/14	$200,000	$208,000
PVH Corp 7.375% due 05/15/20	100,000	113,500
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	103,250
Quiksilver Inc 6.875% due 04/15/15	100,000	100,000
Radio One Inc 12.500% due 05/24/16	53,451	46,369
Regal Entertainment Group 9.125% due 08/15/18	50,000	56,125
Royal Caribbean Cruises Ltd (Liberia) 7.250% due 06/15/16	100,000	112,250
Sabre Holdings Corp 8.350% due 03/15/16	50,000	51,000
Sabre Inc 8.500% due 05/15/19 ~	100,000	103,000
Salem Communications Corp 9.625% due 12/15/16	19,000	21,233
Sally Holdings LLC 5.750% due 06/01/22	50,000	53,500
6.875% due 11/15/19	100,000	111,750
Scientific Games Corp 8.125% due 09/15/18	100,000	109,750
Sealy Mattress Co 10.875% due 04/15/16 ~	44,000	48,180
Sears Holdings Corp 6.625% due 10/15/18	100,000	93,750
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	105,500
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	101,750
Service Corp International 7.000% due 06/15/17	100,000	115,500
7.000% due 05/15/19	100,000	111,000
ServiceMaster Co 7.000% due 08/15/20 ~	78,000	80,340
8.000% due 02/15/20	100,000	106,500
Shea Homes LP 8.625% due 05/15/19	100,000	112,000
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	55,625
Sirius XM Radio Inc 5.250% due 08/15/22 ~	200,000	200,000
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	108,500
Speedway Motorsports Inc 8.750% due 06/01/16	100,000	108,625
Stanadyne Corp 10.000% due 08/15/14	25,000	23,438
Standard Pacific Corp 8.375% due 05/15/18	150,000	173,812
Taylor Morrison Communities Inc 7.750% due 04/15/20 ~	50,000	53,500
Tenneco Inc 6.875% due 12/15/20	100,000	110,000
The Goodyear Tire & Rubber Co 7.000% due 05/15/22	100,000	106,500
8.250% due 08/15/20	100,000	111,250
The Gymboree Corp 9.125% due 12/01/18	50,000	47,813
The Jones Group Inc 6.125% due 11/15/34	100,000	82,500
The McClatchy Co 11.500% due 02/15/17	125,000	135,000
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	76,688
The Ryland Group Inc 6.625% due 05/01/20	100,000	109,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Toll Brothers Finance Corp 8.910% due 10/15/17	$100,000	$127,407
Toys R Us Inc 7.375% due 09/01/16 ~	100,000	102,250
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	109,500
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	27,063
Travelport LLC 9.000% due 03/01/16	100,000	72,000
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	110,750
Unitymedia Hessen GmbH & Co KG (Germany) 8.125% due 12/01/17 ~	100,000	108,000
Univision Communications Inc 6.750% due 09/15/22 ~	200,000	201,000
6.875% due 05/15/19 ~	50,000	51,750
7.875% due 11/01/20 ~	100,000	107,500
8.500% due 05/15/21 ~	50,000	51,000
Videotron Ltee (Canada) 5.000% due 07/15/22	200,000	210,000
Virgin Media Finance PLC (United Kingdom) 5.250% due 02/15/22	200,000	211,000
9.500% due 08/15/16	104,000	115,700
Visant Corp 10.000% due 10/01/17	20,000	19,900
Visteon Corp 6.750% due 04/15/19	100,000	105,500
VWR Funding Inc 7.250% due 09/15/17 ~	150,000	152,531
WideOpenWest Finance LLC 10.250% due 07/15/19 ~	82,000	86,920
WMG Acquisition Corp 9.500% due 06/15/16	100,000	109,625
11.500% due 10/01/18	100,000	113,000
Wynn Las Vegas LLC 5.375% due 03/15/22 ~	100,000	102,000
7.750% due 08/15/20	180,000	201,150
YCC Holdings LLC 10.250% due 02/15/16	100,000	104,000

		20,923,488

Consumer Staples - 4.7%

Alliance One International Inc 10.000% due 07/15/16	100,000	104,000
Bumble Bee Acquisition Corp 9.000% due 12/15/17 ~	24,000	25,230
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	90,000	94,950
Central Garden & Pet Co 8.250% due 03/01/18	50,000	53,250
Constellation Brands Inc 6.000% due 05/01/22	100,000	114,250
7.250% due 05/15/17	200,000	234,500
Cott Beverages Inc 8.375% due 11/15/17	25,000	27,531
Dean Foods Co 9.750% due 12/15/18	100,000	114,500
Del Monte Corp 7.625% due 02/15/19	100,000	103,375
Dole Food Co Inc 8.000% due 10/01/16 ~	100,000	105,125
Harbinger Group Inc 10.625% due 11/15/15	100,000	107,625
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	97,000

	Principal Amount	Value
JBS USA LLC 8.250% due 02/01/20 ~	$150,000	$150,375
11.625% due 05/01/14	100,000	112,500
Michael Foods Group Inc 9.750% due 07/15/18	50,000	56,000
NBTY Inc 9.000% due 10/01/18	200,000	223,500
New Albertsons Inc 7.750% due 06/15/26	100,000	61,750
Pinnacle Foods Finance LLC 8.250% due 09/01/17	100,000	108,875
9.250% due 04/01/15	19,000	19,523
Post Holdings Inc 7.375% due 02/15/22 ~	150,000	160,125
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	53,125
Reynolds Group Issuer Inc 5.750% due 10/15/20 ~	235,000	235,294
6.875% due 02/15/21	150,000	159,000
7.750% due 10/15/16	100,000	104,500
7.875% due 08/15/19	200,000	217,000
8.250% due 02/15/21	100,000	99,750
8.500% due 05/15/18	100,000	102,000
9.000% due 04/15/19	200,000	205,000
9.875% due 08/15/19	200,000	213,750
Rite Aid Corp 8.000% due 08/15/20	100,000	114,000
9.500% due 06/15/17	250,000	258,437
10.250% due 10/15/19	50,000	57,000
Smithfield Foods Inc 6.625% due 08/15/22	100,000	104,000
7.750% due 07/01/17	100,000	113,000
Spectrum Brands Inc 9.500% due 06/15/18	50,000	56,625
9.500% due 06/15/18 ~	100,000	113,250
Stater Brothers Holdings Inc 7.375% due 11/15/18	50,000	54,125
SUPERVALU Inc 8.000% due 05/01/16	250,000	224,375
The Pantry Inc 8.375% due 08/01/20 ~	100,000	102,750
Tops Holding Corp 10.125% due 10/15/15	100,000	105,875
U.S. Foods Inc 8.500% due 06/30/19 ~	100,000	104,750

		4,871,590

Energy - 14.3%

Access Midstream Partners LP 6.125% due 07/15/22	200,000	212,500
Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	114,722
Alpha Natural Resources Inc 6.000% due 06/01/19	100,000	84,000
6.250% due 06/01/21	100,000	83,750
Antero Resources Finance Corp 7.250% due 08/01/19	75,000	81,562
Arch Coal Inc 7.250% due 06/15/21	150,000	126,000
8.750% due 08/01/16	200,000	197,000
Basic Energy Services Inc 7.125% due 04/15/16	50,000	50,750
Berry Petroleum Co 6.375% due 09/15/22	90,000	95,175
6.750% due 11/01/20	50,000	53,500
Bill Barrett Corp 7.625% due 10/01/19	100,000	106,500
BreitBurn Energy Partners LP 7.875% due 04/15/22 ~	100,000	104,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Calumet Specialty Products Partners LP 9.375% due 05/01/19	$100,000	$108,000
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	107,750
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	51,750
Chaparral Energy Inc 9.875% due 10/01/20	100,000	113,500
Chesapeake Energy Corp 6.500% due 08/15/17	400,000	419,000
6.625% due 08/15/20	100,000	103,625
6.775% due 03/15/19	250,000	250,937
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19 ~	100,000	96,500
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	135,625
Cimarex Energy Co 5.875% due 05/01/22	100,000	106,000
CITIC Resources Finance 2007 Ltd (United Kingdom) 6.750% due 05/15/14 ~	100,000	105,500
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	27,313
Coffeyville Resources LLC 10.875% due 04/01/17 ~	50,000	56,250
Comstock Resources Inc 7.750% due 04/01/19	100,000	101,000
Concho Resources Inc 5.500% due 04/01/23	100,000	104,625
6.500% due 01/15/22	200,000	221,500
7.000% due 01/15/21	30,000	33,750
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	86,500
CONSOL Energy Inc 8.000% due 04/01/17	185,000	194,250
8.250% due 04/01/20	75,000	78,938
Continental Resources Inc 5.000% due 09/15/22	100,000	104,750
5.000% due 09/15/22 ~	100,000	104,625
7.125% due 04/01/21	10,000	11,300
7.375% due 10/01/20	25,000	28,125
Copano Energy LLC 7.750% due 06/01/18	50,000	52,750
Crosstex Energy LP 8.875% due 02/15/18	105,000	112,547
Denbury Resources Inc 6.375% due 08/15/21	100,000	109,000
8.250% due 02/15/20	110,000	124,575
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	55,790
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	56,696
Energy Transfer Equity LP 7.500% due 10/15/20	195,000	222,300
Energy XXI Gulf Coast Inc 9.250% due 12/15/17	100,000	112,750
Enterprise Products Operating LLC 7.034% due 01/15/68 §	100,000	112,125
EP Energy LLC 9.375% due 05/01/20 ~	250,000	272,812
EXCO Resources Inc 7.500% due 09/15/18	35,000	32,900
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	155,250
Exterran Holdings Inc 7.250% due 12/01/18	50,000	52,875

	Principal Amount	Value
Forest Oil Corp 7.500% due 09/15/20 ~	$100,000	$99,375
8.500% due 02/15/14	100,000	108,312
Frac Tech Services LLC 8.125% due 11/15/18 ~	25,000	26,750
Halcon Resources Corp 9.750% due 07/15/20 ~	95,000	97,375
Harvest Operations Corp (Canada) 6.875% due 10/01/17	125,000	137,500
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	29,000	30,305
Hercules Offshore Inc 10.250% due 04/01/19 ~	100,000	104,000
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	110,500
Holly Energy Partners LP 6.500% due 03/01/20 ~	100,000	105,250
HollyFrontier Corp 9.875% due 06/15/17	25,000	27,531
Key Energy Services Inc 6.750% due 03/01/21 ~	100,000	101,500
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	150,000	163,362
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	108,465
Kinder Morgan Inc 6.500% due 09/15/20	200,000	225,576
7.750% due 01/15/32	150,000	175,592
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19 ~	100,000	106,125
Laredo Petroleum Inc 9.500% due 02/15/19	50,000	56,875
Linn Energy LLC 6.250% due 11/01/19 ~	250,000	249,062
6.500% due 05/15/19 ~	100,000	100,500
8.625% due 04/15/20	175,000	192,500
MarkWest Energy Partners LP 6.250% due 06/15/22	100,000	108,000
6.500% due 08/15/21	150,000	161,625
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	107,500
Midstates Petroleum Co Inc 10.750% due 10/01/20 ~	59,000	61,803
MIE Holdings Corp (Cayman) 9.750% due 05/12/16 ~	200,000	208,500
Milagro Oil & Gas 10.500% due 05/15/16	50,000	35,750
Newfield Exploration Co 5.625% due 07/01/24	56,000	62,230
5.750% due 01/30/22	100,000	112,250
6.875% due 02/01/20	200,000	220,500
NGPL PipeCo LLC 7.119% due 12/15/17 ~	100,000	106,750
9.625% due 06/01/19 ~	150,000	171,375
NuStar Logistics LP 4.750% due 02/01/22	100,000	94,514
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	106,000
Offshore Group Investment Ltd (Cayman) 11.500% due 08/01/15	215,000	238,650
Oil States International Inc 6.500% due 06/01/19	100,000	106,750
Parker Drilling Co 9.125% due 04/01/18	10,000	10,825
PBF Holding Co LLC 8.250% due 02/15/20 ~	130,000	137,150
Peabody Energy Corp 6.000% due 11/15/18 ~	200,000	201,000
6.250% due 11/15/21 ~	150,000	150,000
7.375% due 11/01/16	100,000	113,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Penn Virginia Corp 7.250% due 04/15/19	$100,000	$93,500
Penn Virginia Resource Partners LP 8.250% due 04/15/18	125,000	129,687
8.375% due 06/01/20 ~	100,000	103,750
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	200,000	208,500
Plains Exploration & Production Co 6.750% due 02/01/22	400,000	408,000
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	107,000
QEP Resources Inc 5.250% due 05/01/23	159,000	162,975
6.875% due 03/01/21	50,000	56,750
Quicksilver Resources Inc 11.750% due 01/01/16	150,000	152,250
Range Resources Corp 5.000% due 08/15/22	200,000	211,250
5.750% due 06/01/21	50,000	54,000
6.750% due 08/01/20	100,000	110,500
Regency Energy Partners LP 6.875% due 12/01/18	100,000	107,250
9.375% due 06/01/16	16,000	17,540
Rockies Express Pipeline LLC 3.900% due 04/15/15 ~	250,000	247,500
Rosetta Resources Inc 9.500% due 04/15/18	25,000	27,750
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	217,000
Samson Investment Co 9.750% due 02/15/20 ~	235,000	242,344
SandRidge Energy Inc 7.500% due 02/15/23 ~	100,000	103,250
8.125% due 10/15/22 ~	100,000	106,625
8.750% due 01/15/20	150,000	163,125
9.875% due 05/15/16	50,000	54,750
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	100,000	100,875
SESI LLC 6.375% due 05/01/19	100,000	107,500
7.125% due 12/15/21	50,000	55,500
SM Energy Co 6.500% due 01/01/23 ~	200,000	210,250
Stone Energy Corp 8.625% due 02/01/17	100,000	107,500
Sunoco Inc 5.750% due 01/15/17	100,000	111,125
Swift Energy Co 7.125% due 06/01/17	50,000	52,000
Targa Resources Partners LP 7.875% due 10/15/18	100,000	110,000
Teekay Corp 8.500% due 01/15/20	25,000	26,375
Tesoro Corp 4.250% due 10/01/17	125,000	129,062
W&T Offshore Inc 8.500% due 06/15/19	100,000	109,500
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	26,938
WPX Energy Inc 5.250% due 01/15/17	150,000	162,750

		14,768,990

Financials - 11.8%

Agile Property Holdings Ltd (Cayman) 8.875% due 04/28/17 ~	100,000	101,750
Ally Financial Inc 4.500% due 02/11/14	300,000	307,500
4.625% due 06/26/15	100,000	102,615
5.500% due 02/15/17	250,000	261,624

	Principal Amount	Value
6.750% due 12/01/14	$150,000	$160,258
7.500% due 12/31/13	100,000	105,750
8.000% due 12/31/18	100,000	113,000
8.000% due 03/15/20	300,000	352,500
8.000% due 11/01/31	275,000	321,640
8.300% due 02/12/15	75,000	83,250
Atlantic Finance Ltd (United Kingdom) 10.750% due 05/27/14 § ~	200,000	217,839
Capital One Capital V 10.250% due 08/15/39	300,000	310,500
CB Richard Ellis Services Inc 6.625% due 10/15/20	100,000	109,750
CIT Group Inc 4.250% due 08/15/17	108,000	112,645
4.750% due 02/15/15 ~	100,000	104,750
5.000% due 08/15/22	100,000	104,566
5.250% due 04/01/14 ~	400,000	419,000
5.250% due 03/15/18	150,000	161,625
5.375% due 05/15/20	100,000	108,750
6.625% due 04/01/18 ~	250,000	285,000
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	103,250
Country Garden Holdings Co Ltd (Cayman) 11.125% due 02/23/18 ~	200,000	219,500
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	91,125
E*TRADE Financial Corp 6.750% due 06/01/16	100,000	105,750
Evergrande Real Estate Group Ltd (Cayman) 13.000% due 01/27/15 ~	100,000	102,125
Felcor Lodging LP REIT 6.750% due 06/01/19	100,000	107,750
10.000% due 10/01/14	39,000	44,947
Fifth Third Capital Trust IV 6.500% due 04/15/67 §	100,000	100,625
First Data Corp 6.750% due 11/01/20 ~	250,000	249,687
7.375% due 06/15/19 ~	100,000	103,625
8.250% due 01/15/21 ~	312,000	312,780
8.875% due 08/15/20 ~	100,000	109,500
9.875% due 09/24/15	26,000	26,650
10.550% due 09/24/15	105,275	108,302
11.250% due 03/31/16	200,000	195,000
12.625% due 01/15/21	212,000	220,745
General Motors Financial Co Inc 4.750% due 08/15/17 ~	167,000	171,449
6.750% due 06/01/18	100,000	111,446
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	32,312
HBOS PLC (United Kingdom) 6.000% due 11/01/33 ~	100,000	85,810
6.750% due 05/21/18 ~	200,000	204,000
Host Hotels & Resorts LP REIT 5.250% due 03/15/22 ~	150,000	162,750
5.875% due 06/15/19	100,000	110,500
6.750% due 06/01/16	126,000	130,095
Hub International Ltd 8.125% due 10/15/18 ~	150,000	152,625
iStar Financial Inc REIT 9.000% due 06/01/17	100,000	107,500
Leucadia National Corp 8.125% due 09/15/15	100,000	113,250
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	225,000	328,500
Longfor Properties Co Ltd (Cayman) 9.500% due 04/07/16 ~	100,000	108,000
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	120,976

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
MPT Operating Partnership LP REIT 6.375% due 02/15/22	$100,000	$106,500
MUFG Capital Financial 1 Ltd (Cayman) 6.346% § ±	250,000	272,700
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	56,125
Nationstar Mortgage LLC 10.875% due 04/01/15	100,000	108,875
NB Capital Trust II 7.830% due 12/15/26	100,000	101,975
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	107,000
Nuveen Investments Inc 9.125% due 10/15/17 ~	100,000	99,750
9.500% due 10/15/20 ~	143,000	143,000
PHH Corp 9.250% due 03/01/16	100,000	115,250
Provident Funding Associates LP 10.250% due 04/15/17 ~	50,000	54,000
RBS Capital Trust II 6.425% § ±	100,000	83,000
Realogy Corp
7.625% due 01/15/20 ~	100,000	110,750
7.875% due 02/15/19 ~	100,000	105,500
11.500% due 04/15/17	100,000	107,750
Reckson Operating Partnership LP REIT 6.000% due 03/31/16	100,000	109,077
Regions Bank 7.500% due 05/15/18	100,000	118,250
Regions Financial Corp 7.375% due 12/10/37	100,000	105,500
Regions Financing Trust II 6.625% due 05/01/77 §	100,000	98,250
Renhe Commercial Holdings Co Ltd (Cayman) 13.000% due 03/10/16 ~	100,000	51,000
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	107,705
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	220,062
Springleaf Finance Corp 6.900% due 12/15/17	350,000	299,250
Synovus Financial Corp 5.125% due 06/15/17	50,000	49,000
The Rouse Co LLC REIT 6.750% due 11/09/15	100,000	106,000
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 10/01/14	400,000	412,154
7.640% § ±	100,000	82,750
7.648% § ±	50,000	49,000
TransUnion LLC 11.375% due 06/15/18	150,000	177,375
UBS Preferred Funding Trust V 6.243% § ±	100,000	99,500
Weyerhaeuser Co REIT
7.375% due 10/01/19	100,000	124,285
7.375% due 03/15/32	200,000	238,194
Woori Bank Co Ltd (South Korea) 6.208% due 05/02/67 § ~	100,000	106,500
XL Group PLC (Ireland) 6.500% § ±	100,000	92,500

		12,203,413

	Principal Amount	Value
Health Care - 7.4%

Accellent Inc 10.000% due 11/01/17	$100,000	$85,000
Alere Inc 9.000% due 05/15/16	100,000	107,250
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	51,500
12.375% due 11/01/14	100,000	98,000
Bausch & Lomb Inc 9.875% due 11/01/15	50,000	51,688
Biomet Inc
6.500% due 08/01/20 ~	135,000	140,231
10.000% due 10/15/17	100,000	105,625
11.625% due 10/15/17	129,000	137,546
Capella Healthcare Inc 9.250% due 07/01/17	100,000	107,125
Centene Corp 5.750% due 06/01/17	25,000	26,875
CHS/Community Health Systems Inc
7.125% due 07/15/20	100,000	106,813
8.000% due 11/15/19	300,000	330,750
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	163,500
DaVita Inc
5.750% due 08/15/22	118,000	123,310
6.625% due 11/01/20	150,000	161,062
DJO Finance LLC 10.875% due 11/15/14	75,000	78,000
Emergency Medical Services Corp 8.125% due 06/01/19	100,000	106,500
Endo Health Solutions Inc 7.000% due 07/15/19	95,000	102,838
ExamWorks Group Inc 9.000% due 07/15/19	100,000	104,500
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	200,000	213,500
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	100,000	107,500
Grifols Inc 8.250% due 02/01/18	100,000	111,000
HCA Holdings Inc 7.750% due 05/15/21	100,000	109,500
HCA Inc
5.875% due 03/15/22	150,000	163,312
6.375% due 01/15/15	150,000	162,375
6.500% due 02/15/16	100,000	110,500
6.500% due 02/15/20	160,000	178,400
7.250% due 09/15/20	400,000	450,000
7.500% due 02/15/22	400,000	455,000
Health Management Associates Inc 7.375% due 01/15/20 ~	200,000	218,000
Health Net Inc 6.375% due 06/01/17	100,000	105,000
HealthSouth Corp 7.750% due 09/15/22	100,000	109,750
Hologic Inc 6.250% due 08/01/20 ~	159,000	169,335
Iasis Healthcare LLC 8.375% due 05/15/19	100,000	96,000
IMS Health Inc 12.500% due 03/01/18 ~	100,000	119,500
inVentiv Health Inc 10.250% due 08/15/18 ~	50,000	44,250
Kindred Healthcare Inc 8.250% due 06/01/19	100,000	97,750
Kinetic Concepts Inc 10.500% due 11/01/18 ~	200,000	212,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
LifePoint Hospitals Inc 6.625% due 10/01/20	$50,000	$54,500
MedAssets Inc 8.000% due 11/15/18	50,000	54,750
Multiplan Inc 9.875% due 09/01/18 ~	25,000	27,750
Mylan Inc 7.875% due 07/15/20 ~	200,000	225,500
Omnicare Inc 7.750% due 06/01/20	100,000	110,500
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	24,375
Select Medical Corp 7.625% due 02/01/15	20,000	20,300
Tenet Healthcare Corp
6.250% due 11/01/18	140,000	155,050
8.000% due 08/01/20	100,000	107,875
8.875% due 07/01/19	150,000	170,250
United Surgical Partners International Inc 9.000% due 04/01/20 ~	100,000	109,000
Universal Health Services Inc 7.000% due 10/01/18	65,000	70,769
Universal Hospital Services Inc 7.625% due 08/15/20 ~	100,000	104,500
Valeant Pharmaceuticals International Inc
6.500% due 07/15/16 ~	350,000	368,812
6.750% due 10/01/17 ~	100,000	107,000
7.000% due 10/01/20 ~	10,000	10,575
7.250% due 07/15/22 ~	100,000	105,875
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	160,875
VPI Escrow Corp 6.375% due 10/15/20 ~	120,000	123,000
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	107,250

		7,639,791

Industrials - 10.8%

AAR Corp 7.250% due 01/15/22 ~	100,000	104,500
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	93,000
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	150,000	158,250
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	109,725
Air Lease Corp 5.625% due 04/01/17 ~	250,000	256,250
Air Medical Group Holdings Inc 9.250% due 11/01/18	100,000	109,500
Aircastle Ltd (Bermuda) 6.750% due 04/15/17	150,000	162,375
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	109,500
American Airlines Inc 13.000% due 08/01/16	63,011	68,052
Aviation Capital Group Corp 6.750% due 04/06/21 ~	150,000	153,156
Avis Budget Car Rental LLC
7.750% due 05/15/16	43,000	44,344
9.625% due 03/15/18	100,000	111,500
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	85,600	91,164
BE Aerospace Inc
5.250% due 04/01/22	112,000	116,760
6.875% due 10/01/20	125,000	139,375
Belden Inc 5.500% due 09/01/22 ~	80,000	82,200
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	150,000	172,875

	Principal Amount	Value
Case New Holland Inc 7.875% due 12/01/17	$250,000	$294,375
Cenveo Corp 8.875% due 02/01/18	100,000	95,250
Ceridian Corp
8.875% due 07/15/19 ~	100,000	108,500
11.250% due 11/15/15	100,000	99,000
CEVA Group PLC (United Kingdom)
8.375% due 12/01/17 ~	100,000	97,375
11.500% due 04/01/18 ~	100,000	89,000
Clean Harbors Inc 5.250% due 08/01/20 ~	54,000	55,890
Colt Defense LLC 8.750% due 11/15/17	25,000	17,375
Continental Airlines Inc 6.750% due 09/15/15 ~	150,000	158,062
Covanta Holding Corp 6.375% due 10/01/22	100,000	109,230
CSC Holdings LLC
6.750% due 11/15/21 ~	200,000	221,500
7.625% due 07/15/18	100,000	115,750
Delta Air Lines Inc 9.500% due 09/15/14 ~	124,000	130,510
Deluxe Corp 7.000% due 03/15/19	100,000	106,875
DynCorp International Inc 10.375% due 07/01/17	50,000	43,375
EnergySolutions Inc 10.750% due 08/15/18	25,000	22,938
FGI Operating Co LLC 7.875% due 05/01/20 ~	50,000	54,375
Florida East Coast Railway Corp 8.125% due 02/01/17	100,000	105,750
FTI Consulting Inc 6.750% due 10/01/20	50,000	53,625
General Cable Corp 5.750% due 10/01/22 ~	75,000	76,500
GeoEye Inc 9.625% due 10/01/15	50,000	56,000
Great Lakes Dredge & Dock Co 7.375% due 02/01/19	100,000	106,000
Griffon Corp 7.125% due 04/01/18	100,000	106,375
H&E Equipment Services Inc 7.000% due 09/01/22 ~	100,000	104,250
HD Supply Inc
8.125% due 04/15/19 ~	79,000	85,912
11.000% due 04/15/20 ~	100,000	111,250
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	108,875
7.125% due 03/15/21	50,000	54,063
International Lease Finance Corp
4.875% due 04/01/15	300,000	312,949
5.750% due 05/15/16	100,000	106,541
6.250% due 05/15/19	250,000	270,000
6.625% due 11/15/13	200,000	210,000
8.625% due 09/15/15	100,000	114,250
8.750% due 03/15/17	200,000	235,000
Iron Mountain Inc
5.750% due 08/15/24	78,000	78,585
8.375% due 08/15/21	80,000	89,000
Isabelle Acquisition Sub Inc 10.000% due 11/15/18 ~	100,000	108,875
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	51,250
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	108,500
L-3 Communications Corp 6.375% due 10/15/15	100,000	101,400

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Marquette Transportation Co 10.875% due 01/15/17	$25,000	$26,438
Masco Corp
4.800% due 06/15/15	100,000	105,394
5.950% due 03/15/22	100,000	109,775
6.125% due 10/03/16	50,000	55,091
7.125% due 03/15/20	100,000	114,019
McJunkin Red Man Corp 9.500% due 12/15/16	160,000	173,400
Meritor Inc 10.625% due 03/15/18	100,000	106,000
Mueller Water Products Inc 8.750% due 09/01/20	45,000	51,075
Navios Martime Acquisition Corp 8.625% due 11/01/17	100,000	95,750
Navios Martime Holdings Inc 8.875% due 11/01/17	25,000	25,781
Navistar International Corp 8.250% due 11/01/21	203,000	193,611
Nielsen Finance LLC
7.750% due 10/15/18	100,000	113,250
11.625% due 02/01/14	100,000	113,250
Nortek Inc 8.500% due 04/15/21	100,000	107,000
Oshkosh Corp 8.500% due 03/01/20	25,000	28,125
Ply Gem Industries Inc
8.250% due 02/15/18	100,000	104,875
13.125% due 07/15/14	50,000	53,625
Polypore International Inc 7.500% due 11/15/17	25,000	27,063
RBS Global Inc 8.500% due 05/01/18	125,000	138,437
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	182,160
7.250% due 05/15/18	75,000	74,813
Schaeffler Finance BV (Netherlands) 7.750% due 02/15/17 ~	100,000	111,000
Sensata Technologies BV (Netherlands) 6.500% due 05/15/19 ~	60,000	64,350
Sequa Corp 11.750% due 12/01/15 ~	100,000	105,500
Severstal Columbus LLC 10.250% due 02/15/18	100,000	100,500
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	27,375
SPX Corp 6.875% due 09/01/17	100,000	112,250
Swift Services Holdings Inc 10.000% due 11/15/18	100,000	108,750
Terex Corp 8.000% due 11/15/17	100,000	104,000
The Hertz Corp
6.750% due 04/15/19	100,000	106,000
6.750% due 04/15/19 ~	100,000	106,000
7.500% due 10/15/18	100,000	108,500
The Manitowoc Co Inc
8.500% due 11/01/20	50,000	56,188
9.500% due 02/15/18	100,000	112,500
Tomkins LLC 9.000% due 10/01/18	54,000	60,480
TransDigm Inc 7.750% due 12/15/18	150,000	166,500
Triumph Group Inc 8.625% due 07/15/18	50,000	56,625
UCI International Inc 8.625% due 02/15/19	50,000	50,000

	Principal Amount	Value
UR Merger Sub Corp
5.750% due 07/15/18 ~	$100,000	$105,875
7.625% due 04/15/22 ~	220,000	241,450
8.250% due 02/01/21	100,000	110,250
8.375% due 09/15/20	100,000	107,500
9.250% due 12/15/19	100,000	113,250
USG Corp
8.375% due 10/15/18 ~	100,000	109,000
9.750% due 01/15/18	100,000	108,500
Western Express Inc 12.500% due 04/15/15 ~	25,000	16,875

		11,125,006

Information Technology - 4.4%

Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	102,000
8.125% due 12/15/17	10,000	10,576
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	66,000
Amkor Technology Inc
6.625% due 06/01/21	50,000	51,000
7.375% due 05/01/18	25,000	26,125
Aspect Software Inc 10.625% due 05/15/17	100,000	103,250
Audatex North America Inc 6.750% due 06/15/18 ~	100,000	107,250
Brocade Communications Systems Inc 6.875% due 01/15/20	100,000	108,500
CDW LLC 8.500% due 04/01/19	200,000	218,500
CommScope Inc 8.250% due 01/15/19 ~	150,000	162,750
CoreLogic Inc 7.250% due 06/01/21	100,000	108,750
Earthlink Inc 8.875% due 05/15/19	100,000	100,250
Emdeon Inc 11.000% due 12/31/19 ~	100,000	114,000
Epicor Software Corp 8.625% due 05/01/19	100,000	106,000
Equinix Inc
7.000% due 07/15/21	100,000	112,375
8.125% due 03/01/18	50,000	55,750
Fidelity National Information Services Inc
5.000% due 03/15/22	100,000	103,750
7.625% due 07/15/17	50,000	55,000
Freescale Semiconductor Inc
8.050% due 02/01/20	100,000	99,000
8.875% due 12/15/14	88,000	89,540
9.250% due 04/15/18 ~	100,000	109,250
10.125% due 03/15/18 ~	150,000	165,750
10.750% due 08/01/20	67,000	72,862
GXS Worldwide Inc 9.750% due 06/15/15	55,000	56,925
iGate Corp 9.000% due 05/01/16	100,000	110,250
Jabil Circuit Inc 5.625% due 12/15/20	100,000	107,500
JDA Software Group Inc 8.000% due 12/15/14	25,000	26,375
Lawson Software Inc 9.375% due 04/01/19 ~	164,000	182,860
Lender Processing Services Inc 5.750% due 04/15/23	100,000	100,000
NCR Corp 5.000% due 07/15/22 ~	113,000	114,695
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	84,250
6.625% due 05/15/39	250,000	201,875

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Nuance Communications Inc 5.375% due 08/15/20 ~	$70,000	$72,625
NXP BV (Netherlands) 9.750% due 08/01/18 ~	150,000	173,250
Sanmina-SCI Corp 7.000% due 05/15/19 ~	50,000	50,750
Seagate HDD (Cayman) 7.000% due 11/01/21	100,000	107,500
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	111,250
Sophia LP 9.750% due 01/15/19 ~	100,000	108,000
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	44,125
STATS ChipPAC Ltd (Singapore) 7.500% due 08/12/15 ~	100,000	105,000
SunGard Data Systems Inc
7.375% due 11/15/18	150,000	161,625
7.625% due 11/15/20	100,000	109,000
10.250% due 08/15/15	100,000	102,750
ViaSat Inc 8.875% due 09/15/16	25,000	26,938
Viasystems Inc 7.875% due 05/01/19 ~	100,000	100,000

		4,505,771

Materials - 8.7%

AK Steel Corp 7.625% due 05/15/20	100,000	88,000
Aleris International Inc 7.625% due 02/15/18	100,000	106,750
Ardagh Packaging Finance PLC (Ireland)
7.375% due 10/15/17 ~	250,000	269,375
9.125% due 10/15/20 ~	50,000	53,250
Ashland Inc 4.750% due 08/15/22 ~	100,000	102,750
Associated Materials LLC 9.125% due 11/01/17	100,000	98,500
Ball Corp
5.000% due 03/15/22	100,000	104,875
7.125% due 09/01/16	125,000	135,937
Berry Plastics Corp 9.750% due 01/15/21	200,000	229,000
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,575
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	109,750
6.875% due 08/15/18 ~	100,000	107,750
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	99,750
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	105,250
Celanese U.S. Holdings LLC
5.875% due 06/15/21	100,000	112,125
6.625% due 10/15/18	5,000	5,500
Chemtura Corp 7.875% due 09/01/18	100,000	109,250
China Oriental Group Co Ltd (Bermuda) 8.000% due 08/18/15 ~	100,000	98,000
China Shanshui Cement Group Ltd (Cayman) 8.500% due 05/25/16 ~	200,000	204,000
Clearwater Paper Corp 7.125% due 11/01/18	50,000	54,625
Commercial Metals Co 7.350% due 08/15/18	100,000	105,750
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	82,500

	Principal Amount	Value
Crown Americas LLC Corp II 7.625% due 05/15/17	$100,000	$107,500
Crown Americas LLC Corp III 6.250% due 02/01/21	100,000	112,000
Edgen Murray Corp 12.250% due 01/15/15	25,000	26,813
FMG Resources August 2006 Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	140,250
6.875% due 02/01/18 ~	100,000	93,375
7.000% due 11/01/15 ~	200,000	200,000
8.250% due 11/01/19 ~	200,000	195,000
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	89,800
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,563
9.500% due 06/15/17	50,000	55,000
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	135,625
Hexion U.S. Finance Corp
8.875% due 02/01/18	85,000	87,762
9.000% due 11/15/20	100,000	89,750
Huntsman International LLC
8.625% due 03/15/20	25,000	28,375
8.625% due 03/15/21	100,000	115,000
Ineos Finance PLC (United Kingdom) 9.000% due 05/15/15 ~	50,000	53,125
Ineos Group Holdings SA (Luxembourg) 8.500% due 02/15/16 ~	175,000	166,250
Inmet Mining Corp (Canada) 8.750% due 06/01/20 ~	179,000	186,160
Koppers Inc 7.875% due 12/01/19	10,000	11,025
Lafarge SA (France) 6.500% due 07/15/16	200,000	221,500
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	62,850
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	111,875
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19	400,000	427,000
6.000% due 11/15/21	120,000	137,400
MacDermid Inc 9.500% due 04/15/17 ~	100,000	104,875
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	50,000	30,750
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	75,500
Molycorp Inc 10.000% due 06/01/20 ~	100,000	99,500
Momentive Performance Materials Inc 9.000% due 01/15/21	100,000	73,000
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	98,500
NOVA Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	55,500
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	222,500
Olin Corp 5.500% due 08/15/22	100,000	103,500
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	80,675
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	106,000
Polymer Group Inc 7.750% due 02/01/19	200,000	214,000
PolyOne Corp 7.375% due 09/15/20	10,000	10,875
Resolute Forest Products 10.250% due 10/15/18	35,000	39,988

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Rock-Tenn Co 4.000% due 03/01/23 ~	$200,000	$203,783
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	99,837
Ryerson Inc
9.000% due 10/15/17 ~	75,000	76,969
12.000% due 11/01/15	50,000	51,750
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	214,750
Sealed Air Corp 8.375% due 09/15/21 ~	250,000	281,250
Silgan Holdings Inc 5.000% due 04/01/20	100,000	105,125
Steel Dynamics Inc 7.625% due 03/15/20	150,000	163,500
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	90,500
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	162,750
Tekni-Plex Inc 9.750% due 06/01/19 ~	100,000	107,250
Texas Industries Inc 9.250% due 08/15/20	35,000	37,275
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	53,875
Thompson Creek Metals Co Inc (Canada) 7.375% due 06/01/18	100,000	81,500
Tronox Finance LLC 6.375% due 08/15/20 ~	55,000	55,756
United States Steel Corp
7.000% due 02/01/18	100,000	100,750
7.500% due 03/15/22	100,000	99,250
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	49,000
11.750% due 01/15/19 ~	100,000	106,000
Vulcan Materials Co
6.400% due 11/30/17	100,000	108,750
7.500% due 06/15/21	80,000	90,800

		8,913,843

Telecommunication Services - 7.7%

Avaya Inc
7.000% due 04/01/19 ~	50,000	46,750
9.750% due 11/01/15	100,000	89,250
10.125% due 11/01/15	150,000	134,625
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	108,000
8.750% due 03/15/18	100,000	102,000
Clearwire Communications LLC
12.000% due 12/01/15 ~	230,000	228,850
12.000% due 12/01/17 ~	100,000	92,000
Cricket Communications Inc
7.750% due 05/15/16	125,000	132,500
7.750% due 10/15/20	125,000	122,500
Crown Castle International Corp 7.125% due 11/01/19	100,000	109,000
Frontier Communications Corp
8.250% due 05/01/14	5,000	5,513
8.500% due 04/15/20	300,000	340,500
9.000% due 08/15/31	100,000	107,250
9.250% due 07/01/21	300,000	348,750
GCI Inc
6.750% due 06/01/21	100,000	100,500
Hughes Satelite Systems Corp
6.500% due 06/15/19	55,000	59,125
7.625% due 06/15/21	95,000	105,687
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	108,500
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	10,275

	Principal Amount	Value
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19	$350,000	$379,750
7.500% due 04/01/21	200,000	217,500
11.250% due 06/15/16	58,000	60,610
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	450,000	477,562
Level 3 Communications Inc
8.875% due 06/01/19 ~	100,000	105,375
11.875% due 02/01/19	100,000	114,000
Level 3 Financing Inc
8.125% due 07/01/19	100,000	106,750
8.625% due 07/15/20	200,000	216,750
MetroPCS Wireless Inc 7.875% due 09/01/18	200,000	217,000
Nextel Communications Inc 5.950% due 03/15/14	100,000	100,500
PAETEC Holding Corp
8.875% due 06/30/17	100,000	109,000
9.875% due 12/01/18	50,000	57,250
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	200,000	224,000
SBA Telecommunications Inc 5.750% due 07/15/20 ~	133,000	140,149
Sprint Capital Corp
6.875% due 11/15/28	150,000	138,750
8.750% due 03/15/32	200,000	208,000
Sprint Nextel Corp
6.000% due 12/01/16	200,000	207,000
7.000% due 03/01/20 ~	200,000	224,500
7.000% due 08/15/20	100,000	104,375
8.375% due 08/15/17	275,000	307,312
9.000% due 11/15/18 ~	300,000	360,750
9.125% due 03/01/17	200,000	227,500
11.500% due 11/15/21	100,000	125,625
Telesat Canada (Canada) 6.000% due 05/15/17 ~	133,000	138,985
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	55,250
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	210,500
West Corp 7.875% due 01/15/19	175,000	181,125
Windstream Corp
7.500% due 04/01/23	100,000	105,000
7.750% due 10/01/21	100,000	108,250
8.125% due 09/01/18	200,000	217,000
Zayo Group LLC
8.125% due 01/01/20	23,000	25,243
10.125% due 07/01/20	100,000	111,000

		7,933,936

Utilities - 5.6%

Ameren Energy Generating Co 7.000% due 04/15/18	100,000	97,500
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	216,000
AmeriGas Partners LP 6.500% due 05/20/21	48,000	50,640
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	106,750
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	100,000	108,000
Calpine Corp
7.250% due 10/15/17 ~	250,000	268,125
7.500% due 02/15/21 ~	250,000	271,250
CMS Energy Corp
2.750% due 05/15/14	100,000	101,948
5.050% due 03/15/22	100,000	110,669
8.750% due 06/15/19	25,000	32,582

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
DPL Inc 6.500% due 10/15/16 ~	$100,000	$110,250
Duquesne Light Holdings Inc 5.900% due 12/01/21 ~	100,000	116,881
Edison Mission Energy
7.000% due 05/15/17	300,000	156,750
7.200% due 05/15/19	100,000	52,000
EDP Finance BV (Netherlands) 4.900% due 10/01/19 ~	250,000	233,750
Energy Future Holdings Corp
10.000% due 01/15/20	250,000	276,875
11.250% due 11/01/17	184,800	173,712
Energy Future Intermediate Holding Co LLC
10.000% due 12/01/20	46,000	51,980
11.750% due 03/01/22 ~	200,000	213,500
Ferrellgas LP 6.500% due 05/01/21	100,000	97,250
GenOn Energy Inc 7.625% due 06/15/14	250,000	268,125
9.500% due 10/15/18	45,000	51,300
Homer City Funding LLC 8.734% due 10/01/26	87,920	90,997
Intergen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	145,125
NRG Energy Inc
6.625% due 03/15/23 ~	100,000	102,375
7.625% due 01/15/18	200,000	217,500
7.875% due 05/15/21	200,000	218,500
8.250% due 09/01/20	150,000	164,250
Puget Energy Inc
5.625% due 07/15/22 ~	100,000	106,500
6.500% due 12/15/20	100,000	114,874
Suburban Propane Partners LP
7.375% due 08/01/21 ~	100,000	107,250
7.500% due 10/01/18 ~	97,000	104,275

	Principal Amount	Value
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	$500,000	$138,750
11.500% due 10/01/20 ~	200,000	157,500
The AES Corp
7.375% due 07/01/21	200,000	229,000
8.000% due 10/15/17	300,000	348,000
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	95,500
11.750% due 07/15/17 ~	190,000	180,025
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	119,523	95,021

		5,781,279

Total Corporate Bonds & Notes (Cost $94,865,051)		98,667,107

	Shares

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

Federated Prime Obligations Fund	2,449,124	2,449,124

Total Short-Term Investment (Cost $2,449,124)		2,449,124

TOTAL INVESTMENTS - 98.1% (Cost $97,314,175)		101,116,231

OTHER ASSETS & LIABILITIES, NET - 1.9%		1,907,791

NET ASSETS - 100.0%		$103,024,022

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$98,667,107	$-	$98,667,107	$-
	Short-Term Investment	2,449,124	2,449,124	-	-

	Total	$101,116,231	$2,449,124	$98,667,107	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Liberty Ventures Exp. 10/09/12 *	27	$366

Total Rights (Cost $180)		366

COMMON STOCKS - 95.2%

Consumer Discretionary - 15.6%

Aaron’s Inc	1,148	31,926
Advance Auto Parts Inc	1,505	103,002
Allison Transmission Holdings Inc	490	9,859
Amazon.com Inc *	7,362	1,872,304
AMC Networks Inc ‘A’ *	1,170	50,918
American Eagle Outfitters Inc	3,051	64,315
Apollo Group Inc ‘A’ *	1,950	56,648
Ascena Retail Group Inc *	2,512	53,882
AutoNation Inc *	381	16,638
AutoZone Inc *	774	286,125
Bally Technologies Inc *	897	44,303
Bed Bath & Beyond Inc *	4,731	298,053
Big Lots Inc *	1,246	36,857
BorgWarner Inc *	2,332	161,165
Brinker International Inc	1,536	54,221
Cablevision Systems Corp ‘A’	418	6,625
CarMax Inc *	850	24,055
Carter’s Inc *	982	52,871
CBS Corp ‘B’	2,243	81,488
Charter Communications Inc ‘A’ *	1,006	75,520
Chico’s FAS Inc	2,364	42,812
Chipotle Mexican Grill Inc *	645	204,813
Choice Hotels International Inc	18	576
Cinemark Holdings Inc	2,326	52,172
Clear Channel Outdoor Holdings Inc ‘A’ *	464	2,775
Coach Inc	5,848	327,605
Comcast Corp ‘A’	26,012	930,449
D.R. Horton Inc	381	7,864
Darden Restaurants Inc	2,618	145,953
Deckers Outdoor Corp *	489	17,917
Delphi Automotive PLC * (United Kingdom)	6,680	207,080
Dick’s Sporting Goods Inc	1,902	98,619
DIRECTV *	13,329	699,239
Discovery Communications Inc ‘A’ *	5,188	309,360
DISH Network Corp ‘A’	3,266	99,972
Dollar General Corp *	3,759	193,739
Dollar Tree Inc *	4,720	227,858
DSW Inc ‘A’	614	40,966
Dunkin’ Brands Group Inc	1,462	42,683
Expedia Inc	1,106	63,971
Family Dollar Stores Inc	1,972	130,744
Foot Locker Inc	643	22,827
Fossil Inc *	1,103	93,424
Garmin Ltd (Switzerland)	183	7,638
Gentex Corp	2,913	49,550
Genuine Parts Co	3,173	193,648
GNC Holdings Inc ‘A’	1,399	54,519
Groupon Inc *	812	3,865
H&R Block Inc	3,491	60,499
Hanesbrands Inc *	1,963	62,580
Harley-Davidson Inc	4,711	199,605
Hasbro Inc	2,122	80,997
HomeAway Inc *	620	14,539
International Game Technology	3,054	39,977
ITT Educational Services Inc *	494	15,922
Jarden Corp	383	20,238

	Shares	Value
John Wiley & Sons Inc ‘A’	421	$19,345
Kohl’s Corp	354	18,132
Lamar Advertising Co ‘A’ *	1,364	50,550
Las Vegas Sands Corp	8,087	374,994
Liberty Global Inc ‘A’ *	5,338	324,283
Liberty Interactive Corp ‘A’ *	1,603	29,656
Liberty Media Corp - Capital ‘A’ *	153	15,938
Liberty Ventures ‘A’ *	121	6,006
Limited Brands Inc	4,912	241,965
LKQ Corp *	6,021	111,389
Lowe’s Cos Inc	3,230	97,675
Macy’s Inc	1,156	43,489
Marriott International Inc ‘A’	4,770	186,507
Mattel Inc	5,364	190,315
McDonald’s Corp	20,680	1,897,390
Michael Kors Holdings Ltd * (United Kingdom)	1,725	91,736
Morningstar Inc	479	30,005
Netflix Inc *	1,141	62,116
News Corp ‘A’	14,663	359,683
Nike Inc ‘B’	7,359	698,443
Nordstrom Inc	3,200	176,576
NVR Inc *	91	76,850
O’Reilly Automotive Inc *	2,420	202,360
Omnicom Group Inc	5,548	286,055
Pandora Media Inc *	2,074	22,710
Panera Bread Co ‘A’ *	571	97,578
Penn National Gaming Inc *	99	4,267
PetSmart Inc	2,206	152,170
Polaris Industries Inc	1,323	106,991
priceline.com Inc *	1,013	626,773
PVH Corp	1,325	124,179
Ralph Lauren Corp	1,255	189,794
Regal Entertainment Group ‘A’	633	8,906
Ross Stores Inc	4,610	297,806
Sally Beauty Holdings Inc *	2,944	73,865
Scripps Networks Interactive Inc ‘A’	1,738	106,418
Sirius XM Radio Inc *	77,349	201,107
Starbucks Corp	15,435	783,326
Starwood Hotels & Resorts Worldwide Inc	4,022	233,115
Target Corp	759	48,174
Tempur-Pedic International Inc *	1,229	36,735
Tesla Motors Inc *	1,367	40,026
The Gap Inc	6,165	220,584
The Goodyear Tire & Rubber Co *	4,918	59,950
The Home Depot Inc	31,149	1,880,465
The Interpublic Group of Cos Inc	498	5,538
The Madison Square Garden Co ‘A’ *	66	2,658
The McGraw-Hill Cos Inc	5,692	310,726
The TJX Cos Inc	15,078	675,344
The Walt Disney Co	13,385	699,768
Thor Industries Inc	70	2,542
Tiffany & Co	2,169	134,218
Time Warner Cable Inc	6,359	604,487
Tractor Supply Co	1,467	145,072
TripAdvisor Inc *	1,754	57,759
Tupperware Brands Corp	1,148	61,521
Ulta Salon Cosmetics & Fragrance Inc	1,283	123,559
Under Armour Inc ‘A’ *	1,570	87,653
Urban Outfitters Inc *	2,162	81,205
VF Corp	1,784	284,298
Viacom Inc ‘B’	10,741	575,610
Virgin Media Inc	5,652	166,395
Visteon Corp *	69	3,068
Weight Watchers International Inc	539	28,459
Williams-Sonoma Inc	1,002	44,058
Wyndham Worldwide Corp	2,969	155,813
Wynn Resorts Ltd	1,622	187,244
Yum! Brands Inc	9,372	621,738

		24,112,900

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Consumer Staples - 12.1%

Altria Group Inc	32,133	$1,072,921
Avon Products Inc	6,808	108,588
Brown-Forman Corp ‘B’	2,660	173,565
Campbell Soup Co	2,813	97,949
Church & Dwight Co Inc	1,758	94,914
Coca-Cola Enterprises Inc	475	14,853
Colgate-Palmolive Co	8,906	954,901
Costco Wholesale Corp	8,816	882,702
CVS Caremark Corp	5,268	255,077
Dean Foods Co *	3,209	52,467
Dr Pepper Snapple Group Inc	4,311	191,969
Flowers Foods Inc	2,286	46,132
General Mills Inc	10,314	411,013
Green Mountain Coffee Roasters Inc *	2,336	55,480
H.J. Heinz Co	4,055	226,877
Herbalife Ltd (Cayman)	2,389	113,239
Hillshire Brands Co	2,057	55,086
Hormel Foods Corp	1,575	46,053
Ingredion Inc	343	18,920
Kellogg Co	4,647	240,064
Kimberly-Clark Corp	7,134	611,955
Kraft Foods Inc ‘A’	1,878	77,655
Lorillard Inc	2,656	309,291
McCormick & Co Inc	2,698	167,384
Mead Johnson Nutrition Co	4,149	304,039
Monster Beverage Corp *	2,933	158,851
Nu Skin Enterprises Inc ‘A’	1,103	42,830
PepsiCo Inc	31,826	2,252,326
Philip Morris International Inc	31,897	2,868,816
Reynolds American Inc	2,266	98,208
Safeway Inc	622	10,008
Sysco Corp	6,282	196,438
The Clorox Co	152	10,952
The Coca-Cola Co	79,054	2,998,518
The Estee Lauder Cos Inc ‘A’	4,683	288,332
The Fresh Market Inc *	551	33,049
The Hershey Co	3,054	216,498
The Kroger Co	10,778	253,714
The Procter & Gamble Co	4,070	282,295
Wal-Mart Stores Inc	27,137	2,002,711
Whole Foods Market Inc	3,735	363,789

		18,660,429

Energy - 3.9%

Atwood Oceanics Inc *	358	16,271
Cabot Oil & Gas Corp	4,270	191,723
Cameron International Corp *	3,849	215,813
CARBO Ceramics Inc	400	25,168
Cheniere Energy Inc *	2,875	44,706
Cobalt International Energy Inc *	3,510	78,168
Concho Resources Inc *	2,117	200,586
Continental Resources Inc *	850	65,365
Dresser-Rand Group Inc *	1,555	85,696
EOG Resources Inc	5,486	614,706
FMC Technologies Inc *	4,866	225,296
Golar LNG Ltd (NOTC) (Bermuda)	867	33,458
Halliburton Co	5,992	201,871
Helmerich & Payne Inc	461	21,948
Kinder Morgan Inc	9,942	353,140
Kosmos Energy Ltd * (Bermuda)	1,500	17,085
Laredo Petroleum Holdings Inc *	358	7,869
National Oilwell Varco Inc	1,977	158,377
Noble Energy Inc	814	75,466
Oceaneering International Inc	2,209	122,047
Oil States International Inc *	951	75,566
Pioneer Natural Resources Co	2,090	218,196
Range Resources Corp	3,300	230,571
RPC Inc	1,171	13,923

	Shares	Value
Schlumberger Ltd (Netherlands)	27,138	$1,962,892
SEACOR Holdings Inc *	202	16,839
SM Energy Co	1,084	58,655
Southwestern Energy Co *	2,452	85,281
Sunoco Inc	1,825	85,465
The Williams Cos Inc	12,732	445,238
Whiting Petroleum Corp *	356	16,867
World Fuel Services Corp	486	17,306

		5,981,558

Financials - 4.1%

Affiliated Managers Group Inc *	775	95,325
Alexander & Baldwin Inc *	56	1,654
Allied World Assurance Co Holdings Ltd AG (Switzerland)	375	28,969
American Campus Communities Inc REIT	182	7,986
American Express Co	13,102	744,980
American Tower Corp REIT	8,030	573,262
Aon PLC (United Kingdom)	561	29,335
Apartment Investment & Management Co ‘A’ REIT	2,079	54,033
Arch Capital Group Ltd * (Bermuda)	333	13,879
Arthur J. Gallagher & Co	2,391	85,646
BlackRock Inc	1,367	243,736
Boston Properties Inc REIT	512	56,632
BRE Properties Inc REIT	447	20,960
Brown & Brown Inc	195	5,084
Camden Property Trust REIT	1,221	78,742
CBOE Holdings Inc	1,555	45,748
CBRE Group Inc ‘A’ *	6,691	123,181
Digital Realty Trust Inc REIT	2,478	173,088
Eaton Vance Corp	2,317	67,100
Endurance Specialty Holdings Ltd (Bermuda)	84	3,234
Equity Lifestyle Properties Inc REIT	699	47,616
Equity Residential REIT	477	27,442
Erie Indemnity Co ‘A’	512	32,906
Essex Property Trust Inc REIT	721	106,881
Extra Space Storage Inc REIT	1,348	44,821
Federal Realty Investment Trust REIT	1,027	108,143
Federated Investors Inc ‘B’	1,535	31,759
Franklin Resources Inc	658	82,296
HCP Inc REIT	593	26,377
Home Properties Inc REIT	518	31,738
IntercontinentalExchange Inc *	1,480	197,447
Kilroy Realty Corp REIT	99	4,433
Lazard Ltd ‘A’ (Bermuda)	2,294	67,054
Leucadia National Corp	969	22,045
LPL Financial Holdings Inc	879	25,087
Marsh & McLennan Cos Inc	8,804	298,720
Mid-America Apartment Communities Inc REIT	785	51,268
Moody’s Corp	3,992	176,327
MSCI Inc *	2,456	87,900
People’s United Financial Inc	1,616	19,618
Plum Creek Timber Co Inc REIT	3,287	144,102
Post Properties Inc REIT	457	21,918
Public Storage REIT	2,903	404,011
Rayonier Inc REIT	1,987	97,383
Regency Centers Corp REIT	1,099	53,554
SEI Investments Co	2,820	60,489
Signature Bank *	157	10,532
Simon Property Group Inc REIT	5,189	787,742
T. Rowe Price Group Inc	5,191	328,590
Tanger Factory Outlet Centers Inc REIT	1,860	60,134
Taubman Centers Inc REIT	358	27,469
The Hanover Insurance Group Inc	439	16,357
The St. Joe Co *	145	2,827
The Travelers Cos Inc	3,436	234,541
Validus Holdings Ltd (Bermuda)	283	9,597

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Waddell & Reed Financial Inc ‘A’	1,785	$58,494
Weyerhaeuser Co REIT	3,482	91,019

		6,351,211

Health Care - 11.3%

Abbott Laboratories ‡	30,353	2,081,002
Agilent Technologies Inc	7,074	271,995
Alexion Pharmaceuticals Inc *	3,909	447,190
Allergan Inc	6,176	565,598
AMERIGROUP Corp *	689	62,995
AmerisourceBergen Corp	5,148	199,279
Amgen Inc	15,826	1,334,448
ARIAD Pharmaceuticals Inc *	3,412	82,656
Baxter International Inc	10,252	617,785
Becton Dickinson & Co	3,844	301,985
Biogen Idec Inc *	4,875	727,496
BioMarin Pharmaceutical Inc *	2,502	100,756
Bristol-Myers Squibb Co	31,210	1,053,337
Bruker Corp *	1,907	24,963
C.R. Bard Inc	1,708	178,742
Cardinal Health Inc	3,803	148,203
Catamaran Corp * (Canada)	2,082	203,974
Celgene Corp *	8,964	684,850
Cerner Corp *	2,948	228,205
Charles River Laboratories International Inc *	636	25,186
Covance Inc *	65	3,035
Covidien PLC (Ireland)	498	29,591
DaVita Inc *	1,913	198,206
DENTSPLY International Inc	1,295	49,391
Edwards Lifesciences Corp *	2,332	250,387
Eli Lilly & Co	7,590	359,842
Endo Health Solutions Inc *	1,509	47,865
Express Scripts Holding Co *	16,391	1,027,224
Gilead Sciences Inc *	15,411	1,022,212
HCA Holdings Inc	2,149	71,454
Henry Schein Inc *	1,034	81,965
IDEXX Laboratories Inc *	1,125	111,769
Illumina Inc *	2,520	121,464
Incyte Corp Ltd *	2,002	36,136
Intuitive Surgical Inc *	808	400,469
Johnson & Johnson	12,575	866,543
Laboratory Corp of America Holdings *	1,970	182,166
Life Technologies Corp *	357	17,450
McKesson Corp	4,790	412,084
Medivation Inc *	1,491	84,033
Medtronic Inc	1,287	55,495
Mettler-Toledo International Inc *	643	109,786
Mylan Inc *	7,590	185,196
Myriad Genetics Inc *	1,704	45,991
Onyx Pharmaceuticals Inc *	1,317	111,286
Patterson Cos Inc	1,740	59,578
Perrigo Co	1,901	220,839
Quest Diagnostics Inc	384	24,357
Regeneron Pharmaceuticals Inc *	1,572	239,982
ResMed Inc	2,915	117,970
Salix Pharmaceuticals Ltd *	1,174	49,707
Sirona Dental Systems Inc *	193	10,993
St. Jude Medical Inc	4,924	207,448
Stryker Corp	4,638	258,151
Techne Corp	763	54,890
Tenet Healthcare Corp *	395	2,477
The Cooper Cos Inc	289	27,299
Thoratec Corp *	1,215	42,039
United Therapeutics Corp *	1,023	57,165
Universal Health Services Inc ‘B’	97	4,436
Varian Medical Systems Inc *	2,272	137,047
Vertex Pharmaceuticals Inc *	4,295	240,305
Warner Chilcott PLC ‘A’ (Ireland)	3,392	45,792
Waters Corp *	1,808	150,661
Watson Pharmaceuticals Inc *	2,593	220,820

	Shares	Value
WellPoint Inc	421	$24,422
Zimmer Holdings Inc	362	24,478

		17,442,541

Industrials - 11.2%

3M Co	12,694	1,173,179
AMETEK Inc	4,906	173,918
Armstrong World Industries Inc	443	20,542
BE Aerospace Inc *	1,984	83,526
C.H. Robinson Worldwide Inc	3,309	193,742
Carlisle Cos Inc	104	5,400
Caterpillar Inc	13,278	1,142,439
Chicago Bridge & Iron Co NV (Netherlands)	1,223	46,584
Cintas Corp	1,025	42,486
Clean Harbors Inc *	965	47,140
Colfax Corp *	177	6,491
Con-way Inc	640	17,517
Cooper Industries PLC (Ireland)	2,234	167,684
Copa Holdings SA ‘A’ (Panama)	551	44,780
Copart Inc *	2,069	57,373
Covanta Holding Corp	185	3,175
CSX Corp	14,316	297,057
Cummins Inc	3,911	360,633
Danaher Corp	4,028	222,144
Deere & Co	8,094	667,674
Delta Air Lines Inc *	11,116	101,822
Donaldson Co Inc	3,045	105,692
Emerson Electric Co	12,555	606,030
Equifax Inc	2,218	103,314
Expeditors International of Washington Inc	3,909	142,131
Fastenal Co	6,025	259,015
FedEx Corp	396	33,509
Flowserve Corp	963	123,014
Fluor Corp	2,571	144,696
Fortune Brands Home & Security Inc *	567	15,315
General Cable Corp *	57	1,675
Graco Inc	1,218	61,241
Hertz Global Holdings Inc *	2,809	38,568
Honeywell International Inc	15,856	947,396
Hubbell Inc ‘B’	996	80,417
IDEX Corp	354	14,787
IHS Inc ‘A’ *	1,032	100,465
Illinois Tool Works Inc	8,180	486,465
Ingersoll-Rand PLC (Ireland)	4,985	223,428
Iron Mountain Inc	2,890	98,578
ITT Corp	409	8,241
JB Hunt Transport Services Inc	1,842	95,858
Joy Global Inc	2,160	121,090
Kansas City Southern	1,749	132,539
Kirby Corp *	850	46,988
Landstar System Inc	949	44,869
Lennox International Inc	1,056	51,068
Lincoln Electric Holdings Inc	1,714	66,932
Lockheed Martin Corp	4,727	441,407
Masco Corp	7,295	109,790
Matson Inc	56	1,171
MRC Global Inc *	262	6,443
MSC Industrial Direct Co Inc ‘A’	915	61,726
Nielsen Holdings NV * (Netherlands)	637	19,097
Nordson Corp	1,230	72,103
PACCAR Inc	1,617	64,720
Pall Corp	2,356	149,582
Parker Hannifin Corp	1,389	116,093
Pitney Bowes Inc	2,119	29,285
Polypore International Inc *	927	32,769
Precision Castparts Corp	2,957	482,996
Robert Half International Inc	2,901	77,254
Rockwell Automation Inc	2,904	201,973
Rockwell Collins Inc	2,951	158,292
Rollins Inc	1,282	29,986

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Roper Industries Inc	1,983	$217,912
Snap-on Inc	246	17,680
Southwest Airlines Co	3,016	26,450
Spirit AeroSystems Holdings Inc ‘A’ *	505	11,216
SPX Corp	320	20,931
Stericycle Inc *	1,731	156,690
Textron Inc	358	9,369
The Babcock & Wilcox Co *	2,387	60,797
The Boeing Co	13,764	958,250
The Dun & Bradstreet Corp	607	48,329
The Manitowoc Co Inc	2,053	27,387
The Timken Co	144	5,351
The Toro Co	1,233	49,049
TransDigm Group Inc *	1,039	147,403
Triumph Group Inc	353	22,073
Union Pacific Corp	9,691	1,150,322
United Continental Holdings Inc *	6,765	131,917
United Parcel Service Inc ‘B’	14,742	1,055,085
United Rentals Inc *	1,881	61,527
United Technologies Corp	18,546	1,451,966
Valmont Industries Inc	471	61,936
Verisk Analytics Inc ‘A’ *	2,588	123,215
W.W. Grainger Inc	1,189	247,752
WABCO Holdings Inc *	1,200	69,204
Wabtec Corp	980	78,684
Waste Connections Inc	136	4,114
Xylem Inc	379	9,532

		17,307,455

Information Technology - 31.0%

Accenture PLC ‘A’ (Ireland)	13,103	917,603
Acme Packet Inc *	1,199	20,503
Adobe Systems Inc *	5,785	187,781
Advanced Micro Devices Inc *	12,704	42,812
Akamai Technologies Inc *	3,376	129,166
Alliance Data Systems Corp *	1,026	145,641
Altera Corp	6,565	223,112
Amphenol Corp ‘A’	3,297	194,127
Analog Devices Inc	526	20,614
ANSYS Inc *	1,897	139,240
AOL Inc *	402	14,162
Apple Inc	19,028	12,696,623
Ariba Inc *	2,017	90,362
Atmel Corp *	706	3,714
Autodesk Inc *	4,702	156,906
Automatic Data Processing Inc	9,953	583,843
Avago Technologies Ltd (Singapore)	4,670	162,820
BMC Software Inc *	3,281	136,129
Broadcom Corp ‘A’ *	6,952	240,400
Broadridge Financial Solutions Inc	2,519	58,768
CA Inc	379	9,765
Cadence Design Systems Inc *	5,667	72,906
Citrix Systems Inc *	3,789	290,124
Cognizant Technology Solutions Corp ‘A’ *	6,196	433,224
Compuware Corp *	216	2,141
Concur Technologies Inc *	914	67,389
Cypress Semiconductor Corp *	1,850	19,832
Diebold Inc	92	3,101
Dolby Laboratories Inc ‘A’ *	611	20,010
DST Systems Inc	104	5,882
eBay Inc *	23,570	1,141,024
EchoStar Corp ‘A’ *	195	5,589
EMC Corp *	42,729	1,165,220
Equinix Inc *	978	201,517
F5 Networks Inc *	1,616	169,195
Facebook Inc ‘A’ *	8,571	185,562
FactSet Research Systems Inc	906	87,357
Fiserv Inc *	2,297	170,047
FleetCor Technologies Inc *	1,012	45,338
FLIR Systems Inc	2,545	50,836

	Shares	Value
Fortinet Inc *	2,620	$63,247
Freescale Semiconductor Ltd * (Bermuda)	889	8,454
Fusion-io Inc *	1,366	41,349
Gartner Inc *	1,920	88,493
Genpact Ltd (Bermuda)	2,018	33,660
Global Payments Inc	1,600	66,928
Google Inc ‘A’ *	5,267	3,973,951
Harris Corp	681	34,881
IAC/InterActiveCorp	249	12,963
Informatica Corp *	2,200	76,582
Intel Corp	76,068	1,725,222
International Business Machines Corp	22,182	4,601,656
Intuit Inc	5,976	351,867
IPG Photonics Corp *	638	36,557
Jabil Circuit Inc	731	13,684
Jack Henry & Associates Inc	1,752	66,401
Lam Research Corp *	1,191	37,856
Lender Processing Services Inc	1,735	48,389
Linear Technology Corp	4,684	149,185
LinkedIn Corp ‘A’ *	1,259	151,584
LSI Corp *	11,518	79,589
MasterCard Inc ‘A’	2,207	996,416
Maxim Integrated Products Inc	2,966	78,955
Microchip Technology Inc	3,946	129,192
MICROS Systems Inc *	1,623	79,722
Microsoft Corp	153,177	4,561,611
Motorola Solutions Inc	5,943	300,419
National Instruments Corp	1,905	47,949
NCR Corp *	3,273	76,294
NetApp Inc *	4,956	162,953
NetSuite Inc *	624	39,811
NeuStar Inc ‘A’ *	1,361	54,481
Nuance Communications Inc *	4,932	122,757
Oracle Corp	77,754	2,448,473
Palo Alto Networks Inc *	111	6,834
Paychex Inc	6,147	204,634
QUALCOMM Inc	34,885	2,179,964
Rackspace Hosting Inc *	2,220	146,720
Red Hat Inc *	3,925	223,489
Riverbed Technology Inc *	3,200	74,464
Rovi Corp *	426	6,181
SAIC Inc	2,054	24,730
salesforce.com inc *	2,823	431,044
ServiceNow Inc *	227	8,780
Silicon Laboratories Inc *	786	28,893
Skyworks Solutions Inc *	3,477	81,935
SolarWinds Inc *	1,271	70,846
Solera Holdings Inc	1,399	61,374
Splunk Inc *	291	10,686
Symantec Corp *	880	15,840
Synopsys Inc *	209	6,901
Teradata Corp *	3,433	258,883
Teradyne Inc *	424	6,029
Texas Instruments Inc	15,649	431,130
The Western Union Co	12,473	227,258
TIBCO Software Inc *	3,378	102,117
Total System Services Inc	2,789	66,099
Trimble Navigation Ltd *	2,553	121,676
Vantiv Inc ‘A’ *	827	17,822
VeriFone Systems Inc *	2,201	61,298
VeriSign Inc *	2,959	144,074
Visa Inc ‘A’	10,634	1,427,933
VMware Inc ‘A’ *	1,800	174,132
Western Digital Corp	1,966	76,143
Xilinx Inc	5,370	179,412
Zebra Technologies Corp ‘A’ *	153	5,744
Zynga Inc ‘A’ *	2,458	6,981

		47,961,962

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Materials - 3.6%

Airgas Inc	1,402	$115,385
Albemarle Corp	1,014	53,418
Allied Nevada Gold Corp *	1,818	71,011
Aptargroup Inc	459	23,735
Ball Corp	3,192	135,053
Carpenter Technology Corp	65	3,401
Celanese Corp ‘A’	3,192	121,009
CF Industries Holdings Inc	294	65,339
Compass Minerals International Inc	661	49,304
Crown Holdings Inc *	726	26,680
E.I. du Pont de Nemours & Co	19,068	958,548
Eastman Chemical Co	2,549	145,318
Ecolab Inc	5,292	342,974
FMC Corp	2,791	154,566
International Flavors & Fragrances Inc	1,661	98,962
Intrepid Potash Inc *	481	10,332
LyondellBasell Industries NV ‘A’ (Netherlands)	482	24,900
Martin Marietta Materials Inc	487	40,358
Molycorp Inc *	312	3,588
Monsanto Co	10,855	988,022
NewMarket Corp	174	42,888
Owens-Illinois Inc *	2,503	46,956
Packaging Corp of America	1,806	65,558
PPG Industries Inc	3,099	355,889
Praxair Inc	6,078	631,383
Rock-Tenn Co ‘A’	152	10,971
Rockwood Holdings Inc	430	20,038
Royal Gold Inc	1,201	119,932
RPM International Inc	1,035	29,539
Sigma-Aldrich Corp	2,460	177,046
Silgan Holdings Inc	1,015	44,163
Southern Copper Corp	2,467	84,766
Steel Dynamics Inc	886	9,950
Tahoe Resources Inc * (Canada)	340	6,922
The Scotts Miracle-Gro Co ‘A’	746	32,429
The Sherwin-Williams Co	1,767	263,124
The Valspar Corp	1,903	106,758
Westlake Chemical Corp	106	7,744
WR Grace & Co *	1,388	82,003

		5,569,962

Telecommunication Services - 2.2%

Crown Castle International Corp *	5,963	382,228
Level 3 Communications Inc *	1,671	38,383
SBA Communications Corp ‘A’ *	2,468	155,237
tw telecom Inc *	3,058	79,722
Verizon Communications Inc	57,814	2,634,584
Windstream Corp	7,197	72,762

		3,362,916

	Shares	Value
Utilities - 0.2%

Aqua America Inc	358	$8,864
ITC Holdings Corp	1,047	79,132
ONEOK Inc	4,230	204,351
Questar Corp	854	17,362

		309,709

Total Common Stocks (Cost $121,858,079)		147,060,643

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 1000 Growth Index Fund	13,489	899,716

Total Exchange-Traded Fund (Cost $863,306)		899,716

	Principal Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $7,343,964; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $7,492,931)	$7,343,958	7,343,958

Total Short-Term Investment (Cost $7,343,958)		7,343,958

TOTAL INVESTMENTS - 100.5% (Cost $130,065,523)		155,304,683

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(802,852)

NET ASSETS - 100.0%		$154,501,831

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, an investment with a value of $757,588 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
NASDAQ 100 E-Mini (12/12)	29	$1,632,330	($12,970)
S&P 500 E-Mini (12/12)	53	3,821,351	(20,721)

Total Futures Contracts			($33,691)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$366	$366	$-	$-
	Common Stocks (1)	147,060,643	147,060,643	-	-
	Exchange-Traded Fund	899,716	899,716	-	-
	Short-Term Investment	7,343,958	-	7,343,958	-

	Total Assets	155,304,683	147,960,725	7,343,958	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(33,691)	(33,691)	-	-

	Total Liabilities	(33,691)	(33,691)	-	-

	Total	$155,270,992	$147,927,034	$7,343,958	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Liberty Ventures Exp. 10/09/12 *	192	$2,600

Total Rights (Cost $1,200)		2,600

COMMON STOCKS - 97.2%

Consumer Discretionary - 7.7%
Aaron’s Inc	480	13,349
Abercrombie & Fitch Co ‘A’	2,162	73,335
American Eagle Outfitters Inc	1,090	22,977
AutoNation Inc *	420	18,341
Best Buy Co Inc	6,798	116,858
Cablevision Systems Corp ‘A’	4,483	71,056
CarMax Inc *	4,712	133,350
Carnival Corp (Panama)	10,492	382,328
CBS Corp ‘B’	13,582	493,434
Chico’s FAS Inc	1,262	22,855
Choice Hotels International Inc	598	19,130
Clear Channel Outdoor Holdings Inc ‘A’ *	387	2,314
Comcast Corp ‘A’	35,527	1,270,801
D.R. Horton Inc	6,504	134,243
Deckers Outdoor Corp *	376	13,777
DeVry Inc	1,655	37,668
Dillard’s Inc ‘A’	756	54,674
DISH Network Corp ‘A’	1,142	34,957
DreamWorks Animation SKG Inc ‘A’ *	1,754	33,729
DSW Inc ‘A’	67	4,470
Expedia Inc	824	47,660
Foot Locker Inc	3,045	108,097
Ford Motor Co	94,715	933,890
GameStop Corp ‘A’	3,182	66,822
Gannett Co Inc	5,931	105,275
Garmin Ltd (Switzerland)	2,551	106,479
General Motors Co *	19,331	439,780
Guess? Inc	1,618	41,130
H&R Block Inc	2,582	44,746
Harman International Industries Inc	1,790	82,626
Hasbro Inc	258	9,848
HomeAway Inc *	60	1,407
Hyatt Hotels Corp ‘A’ *	1,135	45,570
International Game Technology	3,028	39,637
J.C. Penney Co Inc	4,028	97,840
Jarden Corp	1,564	82,642
John Wiley & Sons Inc ‘A’	691	31,751
Johnson Controls Inc	17,173	470,540
Kohl’s Corp	5,717	292,825
Lamar Advertising Co ‘A’ *	239	8,857
Lear Corp	2,517	95,117
Leggett & Platt Inc	3,547	88,852
Lennar Corp ‘A’	4,084	142,001
Liberty Interactive Corp ‘A’ *	12,086	223,591
Liberty Media Corp - Capital ‘A’ *	2,562	266,884
Liberty Ventures ‘A’ *	805	39,960
Lowe’s Cos Inc	26,304	795,433
Macy’s Inc	9,054	340,611
Marriott International Inc ‘A’	507	19,824
Mattel Inc	1,920	68,122
MGM Resorts International *	10,034	107,866
Mohawk Industries Inc *	1,438	115,069
Newell Rubbermaid Inc	7,318	139,701
News Corp ‘A’	34,692	850,995
NVR Inc *	15	12,668
Penn National Gaming Inc *	1,521	65,555
PulteGroup Inc *	8,639	133,904

	Shares	Value
PVH Corp	145	$13,589
Regal Entertainment Group ‘A’	1,366	19,220
Royal Caribbean Cruises Ltd (Liberia)	3,822	115,463
Sally Beauty Holdings Inc *	267	6,699
Sears Holdings Corp *	932	51,717
Service Corp International	5,518	74,272
Signet Jewelers Ltd (NYSE) (Bermuda)	2,148	104,736
Staples Inc	17,399	200,436
Target Corp	15,759	1,000,224
The Interpublic Group of Cos Inc	10,513	116,905
The Madison Square Garden Co ‘A’ *	1,463	58,915
The Walt Disney Co	28,520	1,491,026
The Washington Post Co ‘B’	108	39,207
The Wendy’s Co	7,217	32,837
Thomson Reuters Corp (NYSE) (Canada)	9,372	270,476
Thor Industries Inc	997	36,211
Tiffany & Co	497	30,754
Time Warner Inc	24,235	1,098,573
Toll Brothers Inc *	3,628	120,558
TRW Automotive Holdings Corp *	2,542	111,111
Visteon Corp *	1,267	56,331
Whirlpool Corp	1,950	161,674
Williams-Sonoma Inc	984	43,266

		14,771,421

Consumer Staples - 7.0%

Altria Group Inc	11,507	384,219
Archer-Daniels-Midland Co	16,626	451,895
Avon Products Inc	2,503	39,923
Beam Inc	3,979	228,952
Brown-Forman Corp ‘B’	494	32,233
Bunge Ltd (Bermuda)	3,684	247,012
Campbell Soup Co	965	33,601
Church & Dwight Co Inc	1,354	73,102
Coca-Cola Enterprises Inc	7,022	219,578
Colgate-Palmolive Co	999	107,113
ConAgra Foods Inc	10,486	289,309
Constellation Brands Inc ‘A’ *	3,724	120,471
CVS Caremark Corp	25,819	1,250,156
Dean Foods Co *	723	11,821
Energizer Holdings Inc	1,651	123,181
General Mills Inc	3,546	141,308
Green Mountain Coffee Roasters Inc *	571	13,561
H.J. Heinz Co	3,045	170,368
Hillshire Brands Co	473	12,667
Hormel Foods Corp	1,444	42,223
Ingredion Inc	1,522	83,953
Kellogg Co	341	17,616
Kimberly-Clark Corp	1,052	90,241
Kraft Foods Inc ‘A’	42,436	1,754,729
Molson Coors Brewing Co ‘B’	3,234	145,692
Philip Morris International Inc	3,487	313,621
Ralcorp Holdings Inc *	1,394	101,762
Reynolds American Inc	5,518	239,150
Safeway Inc	5,247	84,424
Smithfield Foods Inc *	3,876	76,163
Sysco Corp	6,995	218,734
The Clorox Co	3,080	221,914
The J.M. Smucker Co	2,828	244,141
The Procter & Gamble Co	64,131	4,448,126
Tyson Foods Inc ‘A’	7,336	117,523
Wal-Mart Stores Inc	9,004	664,495
Walgreen Co	21,782	793,736

		13,608,713

Energy - 16.4%

Alpha Natural Resources Inc *	5,604	36,818
Anadarko Petroleum Corp	12,613	881,901
Apache Corp	9,867	853,200
Atwood Oceanics Inc *	984	44,723

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Baker Hughes Inc	11,070	$500,696
Cameron International Corp *	1,454	81,526
Cheniere Energy Inc *	1,906	29,638
Chesapeake Energy Corp	16,722	315,544
Chevron Corp	49,805	5,805,271
Cimarex Energy Co	2,164	126,702
Cobalt International Energy Inc *	256	5,701
ConocoPhillips	31,927	1,825,586
CONSOL Energy Inc	5,744	172,607
Denbury Resources Inc *	9,862	159,370
Devon Energy Corp	10,210	617,705
Diamond Offshore Drilling Inc	1,737	114,312
Energen Corp	1,822	95,491
EQT Corp	3,323	196,057
EXCO Resources Inc	3,113	24,935
Exxon Mobil Corp	118,061	10,796,678
Halliburton Co	15,869	534,627
Helmerich & Payne Inc	1,867	88,888
Hess Corp	7,684	412,785
HollyFrontier Corp	5,221	215,471
Laredo Petroleum Holdings Inc *	35	769
Marathon Oil Corp	17,807	526,553
Marathon Petroleum Corp	8,602	469,583
McDermott International Inc * (Panama)	5,894	72,025
Murphy Oil Corp	4,902	263,188
Nabors Industries Ltd * (Bermuda)	7,328	102,812
National Oilwell Varco Inc	8,307	665,474
Newfield Exploration Co *	3,403	106,582
Noble Energy Inc	3,492	323,743
Occidental Petroleum Corp	20,477	1,762,251
Oil States International Inc *	186	14,780
Patterson-UTI Energy Inc	3,985	63,122
Peabody Energy Corp	6,876	153,266
Phillips 66	15,786	731,997
Pioneer Natural Resources Co	505	52,722
Plains Exploration & Production Co *	3,254	121,927
QEP Resources Inc	4,503	142,565
Rowan Cos PLC ‘A’ * (United Kingdom)	3,135	105,869
RPC Inc	189	2,247
SandRidge Energy Inc *	12,387	86,337
SEACOR Holdings Inc *	286	23,841
SM Energy Co	260	14,069
Southwestern Energy Co *	5,764	200,472
Spectra Energy Corp	16,480	483,853
Sunoco Inc	357	16,718
Superior Energy Services Inc *	3,989	81,854
Teekay Corp	886	27,643
Tesoro Corp	3,543	148,452
Tidewater Inc	1,294	62,798
Ultra Petroleum Corp * (Canada)	3,874	85,151
Unit Corp *	1,212	50,298
Valero Energy Corp	13,958	442,189
Whiting Petroleum Corp *	2,548	120,724
World Fuel Services Corp	1,221	43,480
WPX Energy Inc *	5,036	83,547

		31,589,133

Financials - 25.6%

ACE Ltd (Switzerland)	8,550	646,380
Affiliated Managers Group Inc *	332	40,836
Aflac Inc	11,806	565,271
Alexander & Baldwin Inc *	997	29,441
Alexandria Real Estate Equities Inc REIT	1,567	115,206
Alleghany Corp *	427	147,289
Allied World Assurance Co Holdings Ltd AG (Switzerland)	456	35,226
American Campus Communities Inc REIT	2,091	91,753
American Capital Agency Corp REIT	8,624	298,304
American Capital Ltd *	8,398	95,233
American Express Co	9,025	513,162

	Shares	Value
American Financial Group Inc	2,167	$82,129
American International Group Inc *	16,277	533,723
American National Insurance Co	170	12,211
Ameriprise Financial Inc	5,519	312,872
Annaly Capital Management Inc REIT	24,606	414,365
Aon PLC (United Kingdom)	7,541	394,319
Apartment Investment & Management Co ‘A’ REIT	1,066	27,705
Arch Capital Group Ltd * (Bermuda)	3,036	126,541
Ares Capital Corp	6,261	107,314
Aspen Insurance Holdings Ltd (Bermuda)	1,808	55,126
Associated Banc-Corp	4,390	57,816
Assurant Inc	2,059	76,801
Assured Guaranty Ltd (Bermuda)	4,385	59,724
AvalonBay Communities Inc REIT	2,407	327,328
AXIS Capital Holdings Ltd (Bermuda)	2,765	96,554
Bank of America Corp	272,084	2,402,502
Bank of Hawaii Corp	1,170	53,375
BankUnited Inc	891	21,928
BB&T Corp	17,638	584,876
Berkshire Hathaway Inc ‘B’ *	44,962	3,965,648
BioMed Realty Trust Inc REIT	3,929	73,551
BlackRock Inc	1,495	266,559
BOK Financial Corp	653	38,592
Boston Properties Inc REIT	3,143	347,647
Brandywine Realty Trust REIT	3,590	43,762
BRE Properties Inc REIT	1,407	65,974
Brown & Brown Inc	2,721	70,937
Camden Property Trust REIT	509	32,825
Capital One Financial Corp	14,652	835,311
CapitalSource Inc	5,843	44,290
Capitol Federal Financial Inc	4,115	49,215
CBL & Associates Properties Inc REIT	3,768	80,409
CBOE Holdings Inc	273	8,032
Chimera Investment Corp REIT	25,668	69,560
Cincinnati Financial Corp	3,686	139,663
CIT Group Inc *	5,070	199,707
Citigroup Inc	74,030	2,422,262
City National Corp	1,173	60,421
CME Group Inc ‘A’	8,390	480,747
CNA Financial Corp	693	18,572
Comerica Inc	4,965	154,163
Commerce Bancshares Inc	1,907	76,909
CommonWealth REIT	2,094	30,489
Corporate Office Properties Trust REIT	1,781	42,691
Cullen/Frost Bankers Inc	1,352	77,645
DDR Corp REIT	6,004	92,221
Discover Financial Services	13,389	531,945
Douglas Emmett Inc REIT	3,541	81,691
Duke Realty Corp REIT	6,726	98,872
E*TRADE Financial Corp *	7,294	64,260
East West Bancorp Inc	3,669	77,489
Endurance Specialty Holdings Ltd (Bermuda)	987	38,000
Equity Lifestyle Properties Inc REIT	194	13,215
Equity Residential REIT	6,990	402,135
Everest Re Group Ltd (Bermuda)	1,331	142,364
Extra Space Storage Inc REIT	1,001	33,283
Federal Realty Investment Trust REIT	351	36,960
Federated Investors Inc ‘B’	363	7,511
Fidelity National Financial Inc ‘A’	5,624	120,297
Fifth Third Bancorp	23,228	360,266
First Citizens BancShares Inc ‘A’	128	20,851
First Horizon National Corp	6,457	62,181
First Niagara Financial Group Inc	9,022	72,988
First Republic Bank	2,581	88,941
Forest City Enterprises Inc ‘A’ *	3,585	56,822
Franklin Resources Inc	2,699	337,564
Fulton Financial Corp	5,117	50,454
General Growth Properties Inc REIT	13,331	259,688

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Genworth Financial Inc ‘A’ *	12,270	$64,172
Hatteras Financial Corp REIT	2,496	70,362
HCC Insurance Holdings Inc	2,562	86,826
HCP Inc REIT	9,850	438,128
Health Care REIT Inc	6,539	377,627
Home Properties Inc REIT	580	35,537
Hospitality Properties Trust REIT	3,139	74,645
Host Hotels & Resorts Inc REIT	18,156	291,404
Hudson City Bancorp Inc	13,332	106,123
Huntington Bancshares Inc	21,828	150,613
Interactive Brokers Group Inc ‘A’	999	14,006
Invesco Ltd (Bermuda)	11,316	282,787
Janus Capital Group Inc	4,816	45,463
Jefferies Group Inc	3,642	49,859
Jones Lang LaSalle Inc	1,108	84,596
JPMorgan Chase & Co	96,109	3,890,492
Kemper Corp	1,246	38,265
KeyCorp	24,062	210,302
Kilroy Realty Corp REIT	1,749	78,320
Kimco Realty Corp REIT	10,273	208,234
Legg Mason Inc	3,572	88,157
Leucadia National Corp	3,816	86,814
Liberty Property Trust REIT	2,616	94,804
Lincoln National Corp	7,205	174,289
Loews Corp	7,875	324,923
LPL Financial Holdings Inc	145	4,138
M&T Bank Corp	3,195	304,036
Mack-Cali Realty Corp REIT	2,202	58,573
Markel Corp *	243	111,413
Marsh & McLennan Cos Inc	2,868	97,311
MBIA Inc *	3,579	36,255
Mercury General Corp	391	15,112
MetLife Inc	21,477	740,097
MFA Financial Inc REIT	9,080	77,180
Mid-America Apartment Communities Inc REIT	54	3,527
Morgan Stanley	38,898	651,153
National Retail Properties Inc REIT	2,712	82,716
New York Community Bancorp Inc	11,086	156,978
Northern Trust Corp	5,443	252,637
NYSE Euronext	6,412	158,056
Old Republic International Corp	6,631	61,668
PartnerRe Ltd (Bermuda)	1,630	121,076
People’s United Financial Inc	7,057	85,672
Piedmont Office Realty Trust Inc ‘A’ REIT	4,387	76,071
Popular Inc *	2,583	45,022
Post Properties Inc REIT	804	38,560
Principal Financial Group Inc	7,577	204,124
ProAssurance Corp	766	69,277
Prologis Inc REIT	11,623	407,154
Protective Life Corp	2,045	53,599
Prudential Financial Inc	11,793	642,836
Raymond James Financial Inc	2,870	105,186
Rayonier Inc REIT	663	32,494
Realty Income Corp REIT	3,368	137,718
Regency Centers Corp REIT	895	43,613
Regions Financial Corp	35,658	257,094
Reinsurance Group of America Inc	1,861	107,696
RenaissanceRe Holdings Ltd (Bermuda)	1,307	100,691
Retail Properties of America Inc ‘A’ REIT	2,121	24,010
Senior Housing Properties Trust REIT	4,455	97,030
Signature Bank *	1,010	67,751
Simon Property Group Inc REIT	1,217	184,753
SL Green Realty Corp REIT	2,262	181,118
SLM Corp	12,313	193,560
StanCorp Financial Group Inc	1,151	35,957
State Street Corp	12,335	517,577
SunTrust Banks Inc	13,587	384,105
SVB Financial Group *	1,107	66,929
Synovus Financial Corp	8,925	21,152

	Shares	Value
Taubman Centers Inc REIT	972	$74,582
TCF Financial Corp	4,012	47,903
TD Ameritrade Holding Corp	5,863	90,114
TFS Financial Corp *	2,023	18,349
The Allstate Corp	12,384	490,530
The Bank of New York Mellon Corp	30,113	681,156
The Charles Schwab Corp	27,126	346,942
The Chubb Corp	6,815	519,848
The Goldman Sachs Group Inc	12,418	1,411,678
The Hanover Insurance Group Inc	613	22,840
The Hartford Financial Services Group Inc	11,130	216,367
The Howard Hughes Corp *	688	48,882
The Macerich Co REIT	3,347	191,549
The NASDAQ OMX Group Inc	2,901	67,579
The PNC Financial Services Group Inc	13,350	842,385
The Progressive Corp	15,429	319,997
The St. Joe Co *	1,418	27,651
The Travelers Cos Inc	5,559	379,457
Torchmark Corp	2,485	127,605
U.S. Bancorp	47,823	1,640,329
UDR Inc REIT	6,245	155,001
Unum Group	7,216	138,692
Validus Holdings Ltd (Bermuda)	2,010	68,159
Valley National Bancorp	4,879	48,888
Ventas Inc REIT	7,297	454,238
Vornado Realty Trust REIT	4,686	379,800
Washington Federal Inc	2,664	44,436
Weingarten Realty Investors REIT	3,070	86,298
Wells Fargo & Co	123,699	4,271,327
Weyerhaeuser Co REIT	9,227	241,194
White Mountains Insurance Group Ltd (Bermuda)	151	77,514
WR Berkley Corp	2,800	104,972
XL Group PLC (Ireland)	7,869	189,092
Zions Bancorp	4,653	96,108

		49,471,774

Health Care - 11.4%

Abbott Laboratories	2,065	141,576
Aetna Inc	8,771	347,332
Alere Inc *	1,990	38,785
Allscripts Healthcare Solutions Inc *	4,301	53,461
AMERIGROUP Corp *	373	34,103
Baxter International Inc	1,167	70,323
Becton Dickinson & Co	341	26,789
Bio-Rad Laboratories Inc ‘A’ *	520	55,494
Boston Scientific Corp *	36,083	207,116
Bristol-Myers Squibb Co	3,923	132,401
Brookdale Senior Living Inc *	2,417	56,123
Cardinal Health Inc	4,019	156,620
CareFusion Corp *	5,602	159,041
Charles River Laboratories International Inc *	464	18,374
CIGNA Corp	7,279	343,351
Community Health Systems Inc *	2,320	67,605
Covance Inc *	1,312	61,257
Coventry Health Care Inc	3,379	140,871
Covidien PLC (Ireland)	11,555	686,598
DENTSPLY International Inc	1,998	76,204
Eli Lilly & Co	16,453	780,037
Endo Health Solutions Inc *	1,120	35,526
Forest Laboratories Inc *	6,708	238,872
HCA Holdings Inc	1,466	48,745
Health Management Associates Inc ‘A’ *	6,378	53,511
Health Net Inc *	2,131	47,969
Henry Schein Inc *	985	78,081
Hill-Rom Holdings Inc	1,548	44,985
Hologic Inc *	6,679	135,183
Hospira Inc *	4,169	136,827
Humana Inc	4,120	289,018

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Johnson & Johnson	53,738	$3,703,086
Life Technologies Corp *	4,084	199,626
LifePoint Hospitals Inc *	1,253	53,603
MEDNAX Inc *	1,244	92,616
Medtronic Inc	24,589	1,060,278
Merck & Co Inc	76,792	3,463,319
Mylan Inc *	869	21,204
Omnicare Inc	2,854	96,950
Patterson Cos Inc	152	5,205
PerkinElmer Inc	2,884	84,992
Pfizer Inc	189,057	4,698,067
QIAGEN NV (XNGS) * (Netherlands)	5,945	110,042
Quest Diagnostics Inc	3,533	224,098
Sirona Dental Systems Inc *	1,157	65,903
St. Jude Medical Inc	1,838	77,435
Stryker Corp	2,064	114,882
Teleflex Inc	1,017	70,010
Tenet Healthcare Corp *	9,846	61,734
The Cooper Cos Inc	844	79,724
Thermo Fisher Scientific Inc	9,273	545,531
UnitedHealth Group Inc	26,193	1,451,354
Universal Health Services Inc ‘B’	2,129	97,359
VCA Antech Inc *	2,164	42,696
WellPoint Inc	7,835	454,508
Zimmer Holdings Inc	4,002	270,615

		21,907,015

Industrials - 8.8%

3M Co	1,769	163,491
AECOM Technology Corp *	2,890	61,152
AGCO Corp *	2,454	116,516
Air Lease Corp *	1,734	35,374
Alliant Techsystems Inc	833	41,742
Avery Dennison Corp	2,628	83,623
Carlisle Cos Inc	1,441	74,817
Chicago Bridge & Iron Co NV (Netherlands)	946	36,033
Cintas Corp	1,529	63,377
CNH Global NV * (Netherlands)	703	27,255
Colfax Corp *	846	31,023
Con-way Inc	628	17,188
Cooper Industries PLC (Ireland)	1,246	93,525
Copa Holdings SA ‘A’ (Panama)	170	13,816
Corrections Corp of America	2,533	84,729
Covanta Holding Corp	2,527	43,363
Crane Co	1,260	50,312
CSX Corp	8,473	175,815
Danaher Corp	9,659	532,694
Delta Air Lines Inc *	7,829	71,714
Dover Corp	4,636	275,796
Eaton Corp	8,526	402,939
Emerson Electric Co	2,945	142,155
Engility Holdings Inc *	379	6,993
Equifax Inc	316	14,719
Exelis Inc	4,615	47,719
Expeditors International of Washington Inc	521	18,944
FedEx Corp	7,460	631,265
Flowserve Corp	95	12,135
Fluor Corp	1,094	61,570
Fortune Brands Home & Security Inc *	3,369	90,997
Gardner Denver Inc	1,280	77,325
GATX Corp	1,164	49,400
General Cable Corp *	1,203	35,344
General Dynamics Corp	8,021	530,349
General Electric Co	267,506	6,075,061
GrafTech International Ltd *	3,052	27,437
Harsco Corp	2,035	41,779
Hertz Global Holdings Inc *	2,773	38,073
Hubbell Inc ‘B’	256	20,669
Huntington Ingalls Industries Inc *	1,257	52,857
IDEX Corp	1,692	70,675

	Shares	Value
Illinois Tool Works Inc	611	$36,336
Ingersoll-Rand PLC (Ireland)	1,375	61,627
Iron Mountain Inc	237	8,084
ITT Corp	1,799	36,250
Jacobs Engineering Group Inc *	3,257	131,680
Kansas City Southern	606	45,923
KAR Auction Services Inc *	768	15,160
KBR Inc	3,746	111,706
Kennametal Inc	2,043	75,754
Kirby Corp *	365	20,177
L-3 Communications Holdings Inc	2,460	176,407
Lockheed Martin Corp	712	66,487
Manpower Inc	2,038	74,998
Matson Inc	1,026	21,454
MRC Global Inc *	206	5,066
Navistar International Corp *	1,565	33,006
Nielsen Holdings NV * (Netherlands)	2,292	68,714
Nordson Corp	109	6,390
Norfolk Southern Corp	8,224	523,293
Northrop Grumman Corp	6,350	421,830
Oshkosh Corp *	2,339	64,159
Owens Corning *	3,071	102,756
PACCAR Inc	6,970	278,974
Parker Hannifin Corp	2,097	175,267
Pentair Inc	2,500	111,275
Pitney Bowes Inc	1,627	22,485
Quanta Services Inc *	5,276	130,317
Raytheon Co	8,416	481,059
Regal-Beloit Corp	968	68,225
Republic Services Inc	7,655	210,589
RR Donnelley & Sons Co	4,642	49,205
Ryder System Inc	1,320	51,559
Snap-on Inc	1,180	84,807
Southwest Airlines Co	15,620	136,987
Spirit AeroSystems Holdings Inc ‘A’ *	2,280	50,639
SPX Corp	906	59,261
Stanley Black & Decker Inc	4,314	328,942
Terex Corp *	2,821	63,698
Textron Inc	6,637	173,690
The Boeing Co	1,834	127,683
The Dun & Bradstreet Corp	378	30,096
The Manitowoc Co Inc	726	9,685
The Shaw Group Inc *	1,677	73,151
The Timken Co	2,024	75,212
Towers Watson & Co ‘A’	1,540	81,697
Trinity Industries Inc	2,026	60,719
Triumph Group Inc	818	51,150
Tyco International Ltd (Switzerland)	11,686	657,454
URS Corp	1,888	66,665
UTi Worldwide Inc (United Kingdom)	2,651	35,709
Verisk Analytics Inc ‘A’ *	503	23,948
WABCO Holdings Inc *	108	6,228
Waste Connections Inc	2,937	88,844
Waste Management Inc	11,687	374,919
WESCO International Inc *	1,100	62,920
Xylem Inc	4,171	104,901

		17,056,977

Information Technology - 6.2%

Activision Blizzard Inc	10,692	120,606
Adobe Systems Inc *	5,348	173,596
Akamai Technologies Inc *	362	13,850
Amdocs Ltd (United Kingdom)	4,259	140,504
Analog Devices Inc	6,892	270,097
AOL Inc *	1,706	60,102
Applied Materials Inc	32,359	361,288
Arrow Electronics Inc *	2,819	95,029
Atmel Corp *	10,183	53,563
Avago Technologies Ltd (Singapore)	391	13,632
Avnet Inc *	3,662	106,528

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
AVX Corp	1,219	$11,690
Booz Allen Hamilton Holding Corp	562	7,784
Broadcom Corp ‘A’ *	5,286	182,790
Brocade Communications Systems Inc *	11,676	69,064
CA Inc	8,447	217,637
Cisco Systems Inc	135,248	2,581,884
Computer Sciences Corp	3,918	126,199
Compuware Corp *	5,107	50,610
CoreLogic Inc *	2,717	72,082
Corning Inc	38,314	503,829
Cree Inc *	2,953	75,390
Cypress Semiconductor Corp *	1,603	17,184
Dell Inc	37,224	367,029
Diebold Inc	1,436	48,408
Dolby Laboratories Inc ‘A’ *	540	17,685
DST Systems Inc	714	40,384
EchoStar Corp ‘A’ *	717	20,549
Electronic Arts Inc *	8,024	101,825
Fairchild Semiconductor International Inc *	3,193	41,892
Fidelity National Information Services Inc	6,334	197,747
Fiserv Inc *	591	43,752
FLIR Systems Inc	772	15,421
Freescale Semiconductor Ltd * (Bermuda)	66	628
Genpact Ltd (Bermuda)	683	11,392
Harris Corp	2,019	103,413
Hewlett-Packard Co	49,922	851,669
IAC/InterActiveCorp	1,683	87,617
Ingram Micro Inc ‘A’ *	3,829	58,316
Intel Corp	32,644	740,366
Itron Inc *	1,003	43,279
Jabil Circuit Inc	3,837	71,829
JDS Uniphase Corp *	5,882	72,849
Juniper Networks Inc *	13,369	228,744
KLA-Tencor Corp	4,224	201,506
Lam Research Corp *	3,148	100,059
Lexmark International Inc ‘A’	1,751	38,960
Marvell Technology Group Ltd (Bermuda)	11,862	108,537
Maxim Integrated Products Inc	3,689	98,201
Micron Technology Inc *	24,983	149,523
Molex Inc	3,489	91,691
NetApp Inc *	3,015	99,133
NVIDIA Corp *	15,622	208,397
ON Semiconductor Corp *	11,557	71,307
Palo Alto Networks Inc *	42	2,586
Paychex Inc	559	18,609
PMC-Sierra Inc *	5,353	30,191
Polycom Inc *	4,433	43,754
Rovi Corp *	2,238	32,473
SAIC Inc	4,701	56,600
SanDisk Corp *	6,151	267,138
ServiceNow Inc *	86	3,326
Silicon Laboratories Inc *	99	3,639
Skyworks Solutions Inc *	542	12,772
Symantec Corp *	17,159	308,862
Synopsys Inc *	3,408	112,532
Tech Data Corp *	987	44,711
Teradyne Inc *	4,142	58,899
Texas Instruments Inc	9,476	261,064
Total System Services Inc	608	14,410
VeriSign Inc *	331	16,116
Vishay Intertechnology Inc *	3,374	33,166
Western Digital Corp	3,525	136,523
Xerox Corp	34,025	249,744
Yahoo! Inc *	30,768	491,519
Zebra Technologies Corp ‘A’ *	1,103	41,407

		11,897,087

	Shares	Value
Materials - 3.8%

Air Products & Chemicals Inc	5,337	$441,370
Albemarle Corp	1,001	52,733
Alcoa Inc	26,930	238,330
Allegheny Technologies Inc	2,713	86,545
Aptargroup Inc	1,132	58,536
Ashland Inc	1,981	141,840
Bemis Co Inc	2,613	82,231
Cabot Corp	1,600	58,512
Carpenter Technology Corp	1,017	53,209
CF Industries Holdings Inc	1,289	286,467
Cliffs Natural Resources Inc	3,597	140,751
Commercial Metals Co	2,946	38,887
Crown Holdings Inc *	2,856	104,958
Cytec Industries Inc	1,172	76,789
Domtar Corp	903	70,696
Eastman Chemical Co	699	39,850
Freeport-McMoRan Copper & Gold Inc	23,963	948,456
Greif Inc ‘A’	803	35,477
Huntsman Corp	4,864	72,619
International Paper Co	11,041	401,009
Intrepid Potash Inc *	733	15,745
Kronos Worldwide Inc	470	7,022
LyondellBasell Industries NV ‘A’ (Netherlands)	7,518	388,380
Martin Marietta Materials Inc	561	46,490
MeadWestvaco Corp	4,365	133,569
Molycorp Inc *	1,412	16,238
Newmont Mining Corp	12,386	693,740
Nucor Corp	8,004	306,233
Owens-Illinois Inc *	1,082	20,298
Packaging Corp of America	182	6,607
Reliance Steel & Aluminum Co	1,897	99,308
Rock-Tenn Co ‘A’	1,579	113,972
Rockwood Holdings Inc	1,231	57,365
RPM International Inc	2,057	58,707
Sealed Air Corp	4,928	76,187
Sonoco Products Co	2,552	79,086
Southern Copper Corp	1,053	36,181
Steel Dynamics Inc	4,249	47,716
Tahoe Resources Inc * (Canada)	1,562	31,802
The Dow Chemical Co	30,180	874,013
The Mosaic Co	7,487	431,326
The Scotts Miracle-Gro Co ‘A’	111	4,825
Titanium Metals Corp	1,996	25,609
United States Steel Corp	3,684	70,254
Vulcan Materials Co	3,266	154,482
Walter Energy Inc	1,583	51,384
Westlake Chemical Corp	374	27,324
WR Grace & Co *	179	10,575

		7,313,703

Telecommunication Services - 3.7%

AT&T Inc ‡	148,026	5,580,580
CenturyLink Inc	15,684	633,634
Clearwire Corp ‘A’ *	9,304	12,561
Frontier Communications Corp	25,205	123,505
Level 3 Communications Inc *	1,954	44,883
MetroPCS Communications Inc *	7,682	89,956
NII Holdings Inc *	4,358	34,210
Sprint Nextel Corp *	75,711	417,925
Telephone & Data Systems Inc	2,428	62,181
U.S. Cellular Corp *	331	12,952
Windstream Corp	6,112	61,792

		7,074,179

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Utilities - 6.6%

AGL Resources Inc	2,961	$121,134
Alliant Energy Corp	2,801	121,535
Ameren Corp	6,125	200,104
American Electric Power Co Inc	12,228	537,298
American Water Works Co Inc	4,449	164,880
Aqua America Inc	3,133	77,573
Atmos Energy Corp	2,282	81,673
Calpine Corp *	10,214	176,702
CenterPoint Energy Inc	10,787	229,763
CMS Energy Corp	6,604	155,524
Consolidated Edison Inc	7,395	442,887
Dominion Resources Inc	14,429	763,871
DTE Energy Co	4,295	257,442
Duke Energy Corp	17,770	1,151,496
Edison International	8,226	375,846
Entergy Corp	4,473	309,979
Exelon Corp	21,521	765,717
FirstEnergy Corp	10,559	465,652
Great Plains Energy Inc	3,461	77,042
Hawaiian Electric Industries Inc	2,403	63,223
Integrys Energy Group Inc	1,976	103,147
MDU Resources Group Inc	4,767	105,065
National Fuel Gas Co	1,830	98,893
NextEra Energy Inc	10,530	740,575
NiSource Inc	7,172	182,743
Northeast Utilities	7,917	302,667
NRG Energy Inc	5,749	122,971
NV Energy Inc	5,957	107,286
OGE Energy Corp	2,489	138,040
Pepco Holdings Inc	5,763	108,921
PG&E Corp	10,662	454,948
Pinnacle West Capital Corp	2,764	145,939
PPL Corp	14,644	425,408
Public Service Enterprise Group Inc	12,772	411,003
Questar Corp	3,527	71,704
SCANA Corp	2,958	142,783
Sempra Energy	6,084	392,357
Southern Co	21,932	1,010,846
TECO Energy Inc	5,447	96,630
The AES Corp *	16,198	177,692
UGI Corp	2,842	90,233
Vectren Corp	2,069	59,173
Westar Energy Inc	3,188	94,556
Wisconsin Energy Corp	5,818	219,164
Xcel Energy Inc	12,294	340,667

		12,682,752

Total Common Stocks (Cost $170,304,203)		187,372,754

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 1000 Value Index Fund	11,839	854,539

Total Exchange-Traded Fund (Cost $800,493)		854,539

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $7,506,746; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $7,659,553)	$7,506,740	$7,506,740

Total Short-Term Investment (Cost $7,506,740)		7,506,740

TOTAL INVESTMENTS - 101.5% (Cost $178,612,636)		195,736,633

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(2,903,533)

NET ASSETS - 100.0%		$192,833,100

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, an investment with a value of $798,863 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (12/12)	52	$3,755,511	($26,591)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,600	$2,600	$-	$-
	Common Stocks (1)	187,372,754	187,372,754	-	-
	Exchange-Traded Fund	854,539	854,539	-	-
	Short-Term Investment	7,506,740	-	7,506,740	-

	Total Assets	195,736,633	188,229,893	7,506,740	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(26,591)	(26,591)	-	-

	Total Liabilities	(26,591)	(26,591)	-	-

	Total	$195,710,042	$188,203,302	$7,506,740	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

	Preferred Stocks	Common Stocks	Total
Value, Beginning of Period	$118	$118	$236
Purchases	74	2,874	2,948
Sales	(55)	(506)	(561)
Net Realized Losses	(19)	(2,368)	(2,387)
Change in Net Unrealized Depreciation	(118)	(118)	(236)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 * + r	3,907	$-

Total Rights (Cost $0)		-

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 * r	475	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 95.0%

Consumer Discretionary - 15.5%

1-800-FLOWERS.COM Inc ‘A’ *	107	399
Aeropostale Inc *	4,745	64,200
AFC Enterprises Inc *	1,423	35,006
America’s Car-Mart Inc *	471	21,416
American Greetings Corp ‘A’	133	2,234
American Public Education Inc *	1,055	38,434
Ameristar Casinos Inc	1,688	30,046
ANN Inc *	2,848	107,455
Arbitron Inc	1,546	58,593
Arctic Cat Inc *	740	30,680
Asbury Automotive Group Inc *	1,446	40,416
Barnes & Noble Inc *	129	1,649
bebe Stores Inc	220	1,056
Belo Corp ‘A’	1,983	15,527
Biglari Holdings Inc *	8	2,920
BJ’s Restaurants Inc *	1,431	64,896
Bloomin’ Brands Inc *	788	12,963
Blue Nile Inc *	727	26,964
Blyth Inc	598	15,542
Bob Evans Farms Inc	233	9,117
Body Central Corp *	954	9,969
Boyd Gaming Corp *	277	1,956
Bravo Brio Restaurant Group Inc *	1,124	16,354
Bridgepoint Education Inc *	1,012	10,272
Brunswick Corp	5,220	118,129
Buffalo Wild Wings Inc *	1,082	92,771
Cabela’s Inc *	2,471	135,114
Caesars Entertainment Corp *	1,917	13,036
CafePress Inc *	253	2,305
Capella Education Co *	791	27,732
Caribou Coffee Co Inc *	1,216	16,696
Carmike Cinemas Inc *	312	3,510
Carrols Restaurant Group Inc *	590	3,398
Cavco Industries Inc *	359	16,474
CEC Entertainment Inc	1,069	32,198
Cherokee Inc	419	6,101
Churchill Downs Inc	248	15,555
Chuy’s Holdings Inc *	287	7,037
Citi Trends Inc *	67	841
Coinstar Inc *	1,828	82,223
Collective Brands Inc *	3,550	77,070
Collectors Universe	295	4,139
Conn’s Inc *	93	2,051
Cooper Tire & Rubber Co	3,158	60,570
Core-Mark Holding Co Inc	102	4,907

	Shares	Value
Cracker Barrel Old Country Store Inc	1,121	$75,230
Crocs Inc *	5,257	85,216
Crown Media Holdings Inc ‘A’ *	462	772
Dana Holding Corp	919	11,304
Del Frisco’s Restaurant Group Inc *	247	3,680
Denny’s Corp *	4,432	21,495
Destination Maternity Corp	351	6,564
Dial Global Inc *	167	453
DineEquity Inc *	894	50,064
Domino’s Pizza Inc	3,381	127,464
Dorman Products Inc *	1,435	45,217
Drew Industries Inc *	524	15,830
Einstein Noah Restaurant Group Inc	305	5,395
Ethan Allen Interiors Inc	1,230	26,962
Express Inc *	5,222	77,390
Fiesta Restaurant Group Inc *	840	13,331
Fifth & Pacific Co Inc *	377	4,818
Five Below Inc *	330	12,896
Francesca’s Holdings Corp *	2,033	62,474
Fuel Systems Solutions Inc *	171	2,939
G-III Apparel Group Ltd *	129	4,631
Gaylord Entertainment Co *	1,118	44,195
Geeknet Inc *	251	4,857
Genesco Inc *	1,427	95,224
Gentherm Inc *	1,744	21,695
Global Sources Ltd * (Bermuda)	192	1,259
Gordmans Stores Inc *	495	9,133
Grand Canyon Education Inc *	2,336	54,966
hhgregg Inc *	51	352
Hibbett Sports Inc *	1,542	91,672
Hillenbrand Inc	3,214	58,463
Hot Topic Inc	2,426	21,106
HSN Inc	2,217	108,744
Ignite Restaurant Group Inc *	402	5,604
Interval Leisure Group Inc	2,267	42,914
iRobot Corp *	1,605	36,530
Jack in the Box Inc *	2,084	58,581
Jamba Inc *	3,935	8,775
Jos. A. Bank Clothiers Inc *	1,510	73,205
K12 Inc *	1,561	31,532
Kayak Software Corp *	150	5,299
La-Z-Boy Inc *	882	12,904
LeapFrog Enterprises Inc *	2,961	26,708
Libbey Inc *	1,183	18,668
Life Time Fitness Inc *	2,318	106,025
Lions Gate Entertainment Corp * (Canada)	4,953	75,632
Lumber Liquidators Holdings Inc *	1,607	81,443
Mac-Gray Corp	104	1,395
Maidenform Brands Inc *	968	19,825
Marine Products Corp	302	1,800
Matthews International Corp ‘A’	774	23,081
Mattress Firm Holding Corp *	652	18,354
MDC Partners Inc ‘A’ (Canada)	532	6,565
Meritage Homes Corp *	434	16,505
Monro Muffler Brake Inc	1,807	63,588
Morgans Hotel Group Co *	608	3,903
Movado Group Inc	82	2,765
MTR Gaming Group Inc *	1,370	5,768
Multimedia Games Holding Co Inc *	1,609	25,310
Nathan’s Famous Inc *	147	4,623
National American University Holdings Inc	320	1,600
National CineMedia Inc	1,080	17,680
New York & Co Inc *	935	3,506
Nexstar Broadcasting Group Inc ‘A’ *	154	1,635
NutriSystem Inc	1,638	17,248
Orbitz Worldwide Inc *	1,463	3,731
Outdoor Channel Holdings Inc	286	2,082
Overstock.com Inc *	696	7,211
Oxford Industries Inc	821	46,345
Papa John’s International Inc *	1,045	55,813

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Peet’s Coffee & Tea Inc *	773	$56,692
Penske Automotive Group Inc	649	19,528
PetMed Express Inc	1,175	11,797
Pier 1 Imports Inc	5,676	106,368
Pinnacle Entertainment Inc *	264	3,234
Pool Corp	2,776	115,426
Premier Exhibitions Inc *	1,429	3,387
ReachLocal Inc *	601	7,537
Red Robin Gourmet Burgers Inc *	379	12,340
Rentrak Corp *	310	5,248
RG Barry Corp	443	6,530
Rue21 Inc *	906	28,222
Ruth’s Hospitality Group Inc *	2,034	12,957
Scientific Games Corp ‘A’ *	414	3,424
Select Comfort Corp *	3,313	104,525
Shuffle Master Inc *	3,213	50,798
Shutterfly Inc *	534	16,618
Sinclair Broadcast Group Inc ‘A’	231	2,589
Six Flags Entertainment Corp	2,316	136,181
Skullcandy Inc *	935	12,856
Smith & Wesson Holding Corp *	3,792	41,750
Sonic Corp *	2,858	29,352
Sotheby’s	1,391	43,816
Steiner Leisure Ltd * (Bahamas)	890	41,429
Steven Madden Ltd *	2,294	100,294
Strayer Education Inc	692	44,530
Sturm Ruger & Co Inc	1,117	55,280
Systemax Inc *	43	508
Teavana Holdings Inc *	524	6,833
Tenneco Inc *	3,550	99,400
Texas Roadhouse Inc	3,638	62,210
The Buckle Inc	1,619	73,551
The Cato Corp ‘A’	1,597	47,447
The Cheesecake Factory Inc	3,151	112,648
The Children’s Place *	535	32,100
The Finish Line Inc ‘A’	1,130	25,696
The Men’s Wearhouse Inc	627	21,588
The Ryland Group Inc	1,470	44,100
The Warnaco Group Inc *	2,102	109,094
Tilly’s Inc ‘A’ *	539	9,880
Tower International Inc *	319	2,459
Town Sports International Holdings Inc *	1,337	16,539
True Religion Apparel Inc	1,507	32,144
Tumi Holdings Inc *	1,266	29,802
U.S. Auto Parts Network Inc *	818	2,830
Universal Technical Institute Inc	824	11,289
Vail Resorts Inc	739	42,603
Valassis Communications Inc *	1,426	35,208
Value Line Inc	89	869
Vera Bradley Inc *	1,181	28,167
Vitacost.com Inc *	1,305	8,848
Vitamin Shoppe Inc *	1,718	100,194
Weyco Group Inc	22	536
Winmark Corp	133	7,193
Winnebago Industries Inc *	496	6,264
Wolverine World Wide Inc	2,841	126,055
World Wrestling Entertainment Inc ‘A’	1,453	11,697
Zagg Inc *	1,477	12,599
Zumiez Inc *	1,279	35,467

		5,668,391

Consumer Staples - 4.4%

Alico Inc	84	2,623
Annie’s Inc *	208	9,327
Arden Group Inc ‘A’	40	3,881
B&G Foods Inc	2,823	85,565
Cal-Maine Foods Inc	715	32,132
Calavo Growers Inc	686	17,150
Casey’s General Stores Inc	2,216	126,622
Central Garden & Pet Co ‘A’ *	319	3,854

	Shares	Value
Coca-Cola Bottling Co Consolidated	270	$18,387
Craft Brew Alliance Inc *	225	1,766
Darling International Inc *	2,087	38,171
Elizabeth Arden Inc *	1,254	59,239
Harris Teeter Supermarkets Inc	350	13,594
Inter Parfums Inc	680	12,444
Inventure Foods Inc *	722	4,108
J&J Snack Foods Corp	865	49,590
Lancaster Colony Corp	1,073	78,597
Lifeway Foods Inc	256	2,432
Limoneira Co	489	9,012
Medifast Inc *	817	21,365
National Beverage Corp *	633	9,596
Natural Grocers by Vitamin Cottage Inc *	172	3,839
Nature’s Sunshine Products Inc	381	6,226
Orchids Paper Products Co	151	2,724
Pilgrim’s Pride Corp *	2,825	14,436
Post Holdings Inc *	1,140	34,268
Prestige Brands Holdings Inc *	1,938	32,868
PriceSmart Inc	1,059	80,187
Rite Aid Corp *	3,552	4,156
Roundy’s Inc	1,173	7,097
Sanderson Farms Inc	1,342	59,545
Schiff Nutrition International Inc *	769	18,602
Snyder’s-Lance Inc	2,288	57,200
Spectrum Brands Holdings Inc *	1,117	44,691
Star Scientific Inc *	8,547	29,573
SUPERVALU Inc	9,289	22,387
Susser Holdings Corp *	277	10,019
Synutra International Inc *	963	4,449
The Boston Beer Co Inc ‘A’ *	452	50,610
The Chefs’ Warehouse Inc *	642	10,516
The Female Health Co	1,132	8,094
The Hain Celestial Group Inc *	2,152	135,576
The Pantry Inc *	106	1,542
Tootsie Roll Industries Inc	1,299	35,047
TreeHouse Foods Inc *	1,413	74,183
United Natural Foods Inc *	2,851	166,641
USANA Health Sciences Inc *	342	15,893
Vector Group Ltd	2,433	40,370
WD-40 Co	915	48,166
Westway Group Inc *	86	532

		1,618,892

Energy - 5.4%

Abraxas Petroleum Corp *	4,826	11,100
Alon USA Energy Inc	476	6,521
Apco Oil and Gas International Inc (Cayman)	537	8,640
Approach Resources Inc *	1,942	58,513
Berry Petroleum Co ‘A’	3,059	124,287
Bonanza Creek Energy Inc *	99	2,332
BPZ Resources Inc *	1,728	4,942
C&J Energy Services Inc *	809	16,099
Carrizo Oil & Gas Inc *	1,993	49,845
Ceres Inc *	325	1,846
Clayton Williams Energy Inc *	34	1,764
Clean Energy Fuels Corp *	3,851	50,718
Contango Oil & Gas Co *	681	33,464
CREDO Petroleum Corp *	239	3,463
Crosstex Energy Inc	2,172	30,473
CVR Energy Inc *	661	24,292
Dril-Quip Inc *	2,345	168,559
Endeavour International Corp *	2,517	24,339
Energy XXI Ltd (Bermuda)	3,356	117,292
Evolution Petroleum Corp *	917	7,409
Forum Energy Technologies Inc *	1,298	31,567
FX Energy Inc *	3,114	23,230
GasLog Ltd * (Bermuda)	519	6,010
Geospace Technologies Corp *	372	45,537

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Gevo Inc *	1,675	$3,568
Global Geophysical Services Inc *	1,164	6,414
Goodrich Petroleum Corp *	1,496	18,909
Gulfmark Offshore Inc ‘A’ *	336	11,101
Gulfport Energy Corp *	1,095	34,230
Halcon Resources Corp *	5,701	41,788
Harvest Natural Resources Inc *	141	1,258
Heckmann Corp *	570	2,394
ION Geophysical Corp *	7,718	53,563
Isramco Inc *	57	6,612
KiOR Inc ‘A’ *	1,537	14,294
Kodiak Oil & Gas Corp * (Canada)	15,385	144,004
Lufkin Industries Inc	1,963	105,649
Magnum Hunter Resources Corp *	2,981	13,236
Matador Resources Co *	648	6,733
Matrix Service Co *	275	2,907
Midstates Petroleum Co Inc *	608	5,259
Mitcham Industries Inc *	475	7,567
Northern Oil & Gas Inc *	3,706	62,965
Oasis Petroleum Inc *	4,662	137,389
Panhandle Oil & Gas Inc ‘A’	405	12,421
PHI Inc *	60	1,888
Pioneer Energy Services Corp *	771	6,006
Renewable Energy Group Inc *	117	778
Rentech Inc *	8,472	20,841
REX American Resources Corp *	44	792
RigNet Inc *	712	13,172
Rosetta Resources Inc *	3,090	148,011
Sanchez Energy Corp *	671	13,709
Saratoga Resources Inc *	1,200	6,576
Solazyme Inc *	1,888	21,674
Synergy Resources Corp *	177	738
Targa Resources Corp	1,689	85,024
TGC Industries Inc *	808	5,818
Uranerz Energy Corp *	3,963	6,460
Uranium Energy Corp *	2,390	6,238
Vaalco Energy Inc *	3,382	28,916
Venoco Inc *	1,736	20,624
W&T Offshore Inc	135	2,535
Warren Resources Inc *	861	2,617
Western Refining Inc	1,972	51,627
Willbros Group Inc *	502	2,696
ZaZa Energy Corp *	633	1,880

		1,993,123

Financials - 6.5%

Acadia Realty Trust REIT	2,705	67,138
Alexander’s Inc REIT	123	52,581
American Safety Insurance Holdings Ltd * (Bermuda)	67	1,252
AmREIT Inc ‘B’	61	904
AmTrust Financial Services Inc	240	6,149
Apollo Residential Mortgage Inc	132	2,909
Arrow Financial Corp	44	1,097
Associated Estates Realty Corp REIT	1,278	19,374
Bank of the Ozarks Inc	1,227	42,295
Beneficial Mutual Bancorp Inc *	226	2,161
BGC Partners Inc ‘A’	5,774	28,293
BofI Holding Inc *	31	808
Bridge Capital Holdings *	144	2,226
Cascade Bancorp *	15	79
Cash America International Inc	718	27,693
Clifton Savings Bancorp Inc	54	594
Cohen & Steers Inc	1,084	32,108
Coresite Realty Corp REIT	590	15,895
Credit Acceptance Corp *	452	38,651
DFC Global Corp *	2,013	34,523
Diamond Hill Investment Group Inc	155	11,885
Donegal Group Inc ‘A’	51	716
Duff & Phelps Corp ‘A’	511	6,955

	Shares	Value
DuPont Fabros Technology Inc REIT	1,698	$42,875
Eagle Bancorp Inc *	64	1,070
EastGroup Properties Inc REIT	1,562	83,098
eHealth Inc *	1,130	21,210
Epoch Holding Corp	938	21,668
Evercore Partners Inc ‘A’	162	4,374
Ezcorp Inc ‘A’ *	1,922	44,071
FelCor Lodging Trust Inc REIT *	4,397	20,842
Financial Engines Inc *	2,707	64,508
First American Financial Corp	582	12,612
First Cash Financial Services Inc *	1,667	76,699
First Federal Bancshares of Arkansas Inc *	79	772
Flagstone Reinsurance Holdings SA (Luxembourg)	212	1,821
FNB United Corp *	414	4,918
GAMCO Investors Inc ‘A’	384	19,104
Glimcher Realty Trust REIT	7,359	77,785
Green Dot Corp ‘A’ *	1,387	16,963
Greenhill & Co Inc	1,696	87,768
Greenlight Capital Re Ltd ‘A’ * (Cayman)	467	11,558
Gyrodyne Co of America Inc REIT *	68	7,387
Hallmark Financial Services Inc *	90	733
Heritage Financial Group Inc	70	920
HFF Inc ‘A’ *	1,637	24,391
Highwoods Properties Inc REIT	3,326	108,494
Hingham Institution for Savings	9	580
Homeowners Choice Inc	84	1,974
ICG Group Inc *	156	1,585
Inland Real Estate Corp REIT	2,025	16,706
Investors Bancorp Inc *	435	7,934
Ladenburg Thalmann Financial Services Inc *	6,060	7,999
LTC Properties Inc REIT	388	12,358
Main Street Capital Corp	126	3,718
MarketAxess Holdings Inc	2,135	67,466
Meadowbrook Insurance Group Inc	220	1,692
Meridian Interstate Bancorp Inc *	48	792
MicroFinancial Inc	175	1,601
Monmouth Real Estate Investment Corp ‘A’ REIT	1,052	11,772
Montpelier Re Holdings Ltd (Bermuda)	396	8,763
National Health Investors Inc REIT	1,429	73,508
Nationstar Mortgage Holdings Inc *	1,119	37,128
Netspend Holdings Inc *	1,792	17,615
Ocwen Financial Corp *	376	10,306
Omega Healthcare Investors Inc REIT	6,161	140,040
Oritani Financial Corp	913	13,741
Pacific Capital Bancorp *	8	367
Penns Woods Bancorp Inc	18	798
Potlatch Corp REIT	1,493	55,793
PS Business Parks Inc REIT	897	59,938
Pzena Investment Management Inc ‘A’	419	2,183
Regional Management Corp *	268	4,623
Saul Centers Inc REIT	441	19,580
Sovran Self Storage Inc REIT	1,549	89,610
State Auto Financial Corp	158	2,590
Stifel Financial Corp *	1,541	51,778
Strategic Hotels & Resorts Inc REIT *	9,006	54,126
Sun Communities Inc REIT	1,737	76,636
Tejon Ranch Co *	761	22,860
Texas Capital Bancshares Inc *	2,039	101,359
The Navigators Group Inc *	253	12,454
Tower Group Inc	1,091	21,154
Tree.com Inc *	202	3,165
UMH Properties Inc REIT	134	1,604
Universal Health Realty Income Trust REIT	424	19,496
Universal Insurance Holdings Inc	195	751
Urstadt Biddle Properties Inc ‘A’ REIT	1,002	20,270
Virtus Investment Partners Inc *	189	16,254
Washington REIT	1,218	32,667
Westamerica Bancorp	884	41,592

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Westwood Holdings Group Inc	382	$14,902
WisdomTree Investments Inc *	3,449	23,108
World Acceptance Corp *	607	40,942
Zillow Inc ‘A’ *	205	8,647

		2,388,452

Health Care - 21.0%

Abaxis Inc *	1,266	45,475
ABIOMED Inc *	1,954	41,014
Acadia Healthcare Co Inc *	1,348	32,150
Accretive Health Inc *	3,296	36,783
Accuray Inc *	4,184	29,623
Achillion Pharmaceuticals Inc *	3,476	36,185
Acorda Therapeutics Inc *	2,342	59,979
Acura Pharmaceuticals Inc *	747	1,300
Aegerion Pharmaceuticals Inc *	1,458	21,608
Affymax Inc *	2,110	44,437
Agenus Inc *	878	4,048
Air Methods Corp *	749	89,408
Akorn Inc *	3,320	43,890
Align Technology Inc *	4,196	155,126
Alkermes PLC * (Ireland)	7,149	148,342
Alnylam Pharmaceuticals Inc *	2,711	50,940
AMAG Pharmaceuticals Inc *	984	17,456
Amicus Therapeutics Inc *	1,769	9,199
AMN Healthcare Services Inc *	1,315	13,229
Ampio Pharmaceuticals Inc *	1,517	5,916
AmSurg Corp *	613	17,397
Anacor Pharmaceuticals Inc *	795	5,231
Analogic Corp	716	55,970
Anika Therapeutics Inc *	686	10,304
Antares Pharma Inc *	5,359	23,365
Arena Pharmaceuticals Inc *	11,206	93,234
ArQule Inc *	3,492	17,844
Array BioPharma Inc *	5,222	30,601
ArthroCare Corp *	1,337	43,319
athenahealth Inc *	2,092	191,983
AtriCure Inc *	874	6,503
Atrion Corp	91	20,156
Auxilium Pharmaceuticals Inc *	2,824	69,075
AVANIR Pharmaceuticals Inc ‘A’ *	7,340	23,488
AVEO Pharmaceuticals Inc *	2,119	22,059
BG Medicine Inc *	599	2,204
Bio-Reference Labs Inc *	1,438	41,098
BioCryst Pharmaceuticals Inc *	2,850	12,084
BioDelivery Sciences International Inc *	1,259	7,957
BioScrip Inc *	719	6,550
BioSpecifics Technologies Corp *	274	5,321
Biotime Inc *	1,810	7,602
Cadence Pharmaceuticals Inc *	3,480	13,642
Cambrex Corp *	892	10,463
Cantel Medical Corp	1,238	33,525
Capital Senior Living Corp *	1,437	20,793
Cardiovascular Systems Inc *	987	11,410
Celldex Therapeutics Inc *	3,470	21,861
Cempra Inc *	251	1,870
Centene Corp *	3,004	112,380
Cepheid Inc *	3,832	132,242
Cerus Corp *	2,828	9,615
Chemed Corp	1,123	77,813
ChemoCentryx Inc *	302	3,512
Clovis Oncology Inc *	812	16,605
Computer Programs & Systems Inc	648	35,996
Conceptus Inc *	1,832	37,208
Corcept Therapeutics Inc *	2,863	7,988
Coronado Biosciences Inc *	1,062	5,522
Corvel Corp *	353	15,797
Cubist Pharmaceuticals Inc *	3,696	176,225
Cumberland Pharmaceuticals Inc *	332	2,145
Curis Inc *	3,629	15,024

	Shares	Value
Cyberonics Inc *	1,608	$84,291
Cynosure Inc ‘A’ *	286	7,545
Cytori Therapeutics Inc *	2,558	11,281
Dendreon Corp *	8,525	41,176
Depomed Inc *	3,210	18,971
Derma Sciences Inc *	4	42
DexCom Inc *	4,007	60,225
Discovery Laboratories Inc *	2,562	8,403
Durata Therapeutics Inc *	406	3,816
Dusa Pharmaceuticals Inc *	1,319	8,956
Dyax Corp *	5,706	14,836
Dynavax Technologies Corp *	8,996	42,821
Emergent BioSolutions Inc *	293	4,164
Emeritus Corp *	1,800	37,692
Endocyte Inc *	1,707	17,019
Endologix Inc *	3,233	44,680
EnteroMedics Inc *	1,578	5,760
Epocrates Inc *	1,028	11,976
Exact Sciences Corp *	3,718	40,935
Exactech Inc *	98	1,747
ExamWorks Group Inc *	343	5,118
Exelixis Inc *	10,723	51,685
Fluidigm Corp *	1,419	24,123
Furiex Pharmaceuticals Inc *	435	8,300
Genomic Health Inc *	939	32,574
Globus Medical Inc ‘A’ *	407	7,338
Greenway Medical Technologies Inc *	375	6,413
GTx Inc *	1,343	6,151
Haemonetics Corp *	1,477	118,455
Halozyme Therapeutics Inc *	5,255	39,728
Hansen Medical Inc *	3,305	6,445
Harvard Bioscience Inc *	112	474
HealthSouth Corp *	4,703	113,154
HealthStream Inc *	1,141	32,473
HeartWare International Inc *	823	77,765
Hi-Tech Pharmacal Co Inc *	242	8,013
HMS Holdings Corp *	5,016	167,685
Horizon Pharma Inc *	1,149	3,987
Hyperion Therapeutics Inc *	169	1,796
ICU Medical Inc *	663	40,098
Idenix Pharmaceuticals Inc *	4,668	21,333
ImmunoCellular Therapeutics Ltd *	2,377	6,679
ImmunoGen Inc *	3,786	55,276
Immunomedics Inc *	3,809	13,370
Impax Laboratories Inc *	3,911	101,530
Infinity Pharmaceuticals Inc *	1,413	33,276
Insulet Corp *	2,792	60,251
Integra LifeSciences Holdings Corp *	655	26,920
InterMune Inc *	2,167	19,438
IPC The Hospitalist Co Inc *	967	44,192
IRIS International Inc *	924	18,036
Ironwood Pharmaceuticals Inc ‘A’ *	4,392	56,130
Isis Pharmaceuticals Inc *	5,855	82,380
Jazz Pharmaceuticals PLC * (Ireland)	2,425	138,249
Keryx Biopharmaceuticals Inc *	4,184	11,799
Landauer Inc	544	32,488
Lexicon Pharmaceuticals Inc *	4,951	11,486
LHC Group Inc *	43	794
Ligand Pharmaceuticals Inc ‘B’ *	1,031	17,682
Luminex Corp *	2,436	47,356
Magellan Health Services Inc *	83	4,284
MAKO Surgical Corp *	2,113	36,787
MannKind Corp *	6,693	19,276
MAP Pharmaceuticals Inc *	1,644	25,597
Masimo Corp *	2,917	70,533
MedAssets Inc *	1,152	20,506
Medicis Pharmaceutical Corp ‘A’	3,353	145,084
Medidata Solutions Inc *	1,299	53,908
Mediware Information Systems *	161	3,528
Merge Healthcare Inc *	2,691	10,307

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Meridian Bioscience Inc	2,406	$46,147
Merit Medical Systems Inc *	125	1,866
Merrimack Pharmaceuticals Inc *	910	8,536
Metropolitan Health Networks Inc *	2,590	24,191
Molina Healthcare Inc *	157	3,949
Momenta Pharmaceuticals Inc *	1,075	15,663
MWI Veterinary Supply Inc *	742	79,157
National Research Corp	140	7,038
Natus Medical Inc *	1,043	13,632
Navidea Biopharmaceuticals Inc *	5,555	15,276
Nektar Therapeutics *	4,752	50,751
Neogen Corp *	1,373	58,627
Neurocrine Biosciences Inc *	3,882	30,978
NewLink Genetics Corp *	736	11,945
Novavax Inc *	6,689	14,448
NPS Pharmaceuticals Inc *	3,357	31,052
NuVasive Inc *	616	14,113
NxStage Medical Inc *	2,879	38,032
Obagi Medical Products Inc *	1,075	13,341
Omeros Corp *	1,523	14,316
Omnicell Inc *	218	3,030
OncoGenex Pharmaceutical Inc *	842	11,931
Oncothyreon Inc *	3,398	17,466
Opko Health Inc *	6,260	26,167
Optimer Pharmaceuticals Inc *	2,746	38,774
OraSure Technologies Inc *	3,169	35,239
Orexigen Therapeutics Inc *	3,561	20,333
Orthofix International NV * (Netherlands)	876	39,201
Osiris Therapeutics Inc *	970	10,719
Owens & Minor Inc	3,165	94,570
Pacira Pharmaceuticals Inc *	1,089	18,949
Pain Therapeutics Inc *	2,240	11,312
Par Pharmaceutical Cos Inc *	1,629	81,417
PAREXEL International Corp *	3,498	107,598
PDI Inc *	60	478
PDL BioPharma Inc	7,025	54,022
Pernix Therapeutics Holdings *	505	3,762
Pharmacyclics Inc *	3,177	204,916
PhotoMedex Inc *	652	9,167
POZEN Inc *	1,549	10,270
Progenics Pharmaceuticals Inc *	1,797	5,157
PSS World Medical Inc *	2,945	67,087
Quality Systems Inc	2,314	42,925
Questcor Pharmaceuticals Inc *	3,135	57,997
Quidel Corp *	1,650	31,234
Raptor Pharmaceutical Corp *	2,830	15,735
Repligen Corp *	1,638	9,762
Repros Therapeutics Inc *	868	13,220
Rigel Pharmaceuticals Inc *	3,406	34,911
Rochester Medical Corp *	516	6,094
Rockwell Medical Technologies Inc *	1,160	9,477
RTI Biologics Inc *	145	605
Sagent Pharmaceuticals Inc *	553	8,820
Sangamo Biosciences Inc *	3,114	18,933
Santarus Inc *	3,202	28,434
SciClone Pharmaceuticals Inc *	3,352	18,604
Seattle Genetics Inc *	5,550	149,572
Sequenom Inc *	5,038	17,784
SIGA Technologies Inc *	2,096	6,707
Skilled Healthcare Group Inc ‘A’ *	1,064	6,842
Spectranetics Corp *	2,009	29,633
Spectrum Pharmaceuticals Inc *	3,477	40,681
Staar Surgical Co *	2,095	15,838
STERIS Corp	2,488	88,249
Sucampo Pharmaceuticals Inc ‘A’ *	601	3,023
Sunesis Pharmaceuticals Inc *	1,592	8,995
Sunrise Senior Living Inc *	2,738	39,071
SurModics Inc *	192	3,882
Symmetry Medical Inc *	685	6,775
Synageva BioPharma Corp *	611	32,646

	Shares	Value
Synergy Pharmaceuticals Inc *	2,380	$11,376
Synta Pharmaceuticals Corp *	2,205	16,802
Team Health Holdings Inc *	1,658	44,982
TESARO Inc *	217	3,088
The Ensign Group Inc	623	19,067
The Medicines Co *	3,216	83,005
The Providence Service Corp *	171	2,221
Theravance Inc *	3,546	91,877
Threshold Pharmaceuticals Inc *	2,658	19,244
Tornier NV * (Netherlands)	612	11,597
Transcept Pharmaceuticals Inc *	115	611
Trius Therapeutics Inc *	1,469	8,564
U.S. Physical Therapy Inc	678	18,733
Unilife Corp *	4,622	14,421
Utah Medical Products Inc	182	6,186
Vanda Pharmaceuticals Inc *	1,683	6,782
Vanguard Health Systems Inc *	1,594	19,718
Vascular Solutions Inc *	943	13,966
Ventrus Biosciences Inc *	675	2,417
Verastem Inc *	351	3,296
Vical Inc *	4,018	17,358
Vivus Inc *	5,820	103,712
Vocera Communications Inc *	175	5,409
Volcano Corp *	3,112	88,910
WellCare Health Plans Inc *	1,216	68,765
West Pharmaceutical Services Inc	1,262	66,974
XenoPort Inc *	2,161	24,765
XOMA Corp *	3,484	12,856
Young Innovations Inc	136	5,318
Zeltiq Aesthetics Inc *	433	2,442
ZIOPHARM Oncology Inc *	3,921	21,369
Zogenix Inc *	3,237	8,610

		7,703,188

Industrials - 15.9%

A.O. Smith Corp	626	36,020
AAON Inc	1,073	21,127
Acacia Research Corp *	2,904	79,599
ACCO Brands Corp *	3,066	19,898
Aceto Corp	347	3,279
Acorn Energy Inc	1,052	9,384
Actuant Corp ‘A’	823	23,554
Acuity Brands Inc	2,474	156,579
Aegion Corp *	332	6,361
Aerovironment Inc *	597	14,012
Alaska Air Group Inc *	3,921	137,470
Allegiant Travel Co *	868	54,996
Altra Holdings Inc	850	15,470
Ameresco Inc ‘A’ *	889	10,499
American Reprographics Co *	406	1,734
American Science & Engineering Inc	92	6,036
American Superconductor Corp *	256	1,062
American Woodmark Corp *	105	2,097
Applied Industrial Technologies Inc	2,270	94,046
Argan Inc	117	2,042
Astronics Corp *	620	19,096
AT Cross Co ‘A’ *	499	4,975
Avis Budget Group Inc *	6,209	95,494
AZZ Inc	1,475	56,021
Barrett Business Services Inc	407	11,030
Beacon Roofing Supply Inc *	2,740	78,090
Belden Inc	2,370	87,406
Blount International Inc *	2,860	37,638
BlueLinx Holdings Inc *	317	742
Builders FirstSource Inc *	2,612	13,556
CAI International Inc *	307	6,300
Capstone Turbine Corp *	17,238	17,238
Cascade Corp	29	1,587
Casella Waste Systems Inc ‘A’ *	124	531
CDI Corp	125	2,129

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Ceco Environmental Corp	321	$3,136
Celadon Group Inc	1,155	18,561
Chart Industries Inc *	1,746	128,942
CIRCOR International Inc	81	3,058
CLARCOR Inc	2,932	130,855
Coleman Cable Inc	483	4,656
Comfort Systems USA Inc	656	7,170
Commercial Vehicle Group Inc *	1,413	10,386
CPI Aerostructures Inc *	384	4,163
Cubic Corp	499	24,980
Deluxe Corp	1,998	61,059
DigitalGlobe Inc *	1,465	29,871
Dollar Thrifty Automotive Group Inc *	862	74,934
DXP Enterprises Inc *	516	24,649
Dycom Industries Inc *	1,724	24,791
Dynamic Materials Corp	274	4,115
Echo Global Logistics Inc *	850	14,578
Edgen Group Inc *	226	1,752
Encore Capital Group Inc *	1,017	28,740
EnergySolutions Inc *	1,331	3,634
EnerNOC Inc *	561	7,282
EnerSys *	1,021	36,031
Enphase Energy Inc *	307	1,271
EnPro Industries Inc *	637	22,938
ESCO Technologies Inc	493	19,153
Exponent Inc *	781	44,587
Federal Signal Corp *	339	2,142
Flow International Corp *	549	2,031
Forward Air Corp	1,700	51,697
Franklin Covey Co *	541	6,492
Franklin Electric Co Inc	1,299	78,577
FuelCell Energy Inc *	2,156	1,897
GenCorp Inc *	2,775	26,335
Generac Holdings Inc	670	15,336
Genesee & Wyoming Inc ‘A’ *	2,583	172,699
GP Strategies Corp *	774	14,954
Graham Corp	578	10,444
Great Lakes Dredge & Dock Co	367	2,826
H&E Equipment Services Inc	963	11,672
Hawaiian Holdings Inc *	1,624	9,078
Healthcare Services Group Inc	3,917	89,582
Heartland Express Inc	2,137	28,550
HEICO Corp	3,075	118,972
Heritage-Crystal Clean Inc *	452	8,972
Herman Miller Inc	3,406	66,213
Hexcel Corp *	5,811	139,580
Hill International Inc *	133	580
HNI Corp	2,514	64,132
Houston Wire & Cable Co	355	3,820
Hub Group Inc ‘A’ *	2,166	64,287
Huron Consulting Group Inc *	1,338	46,589
II-VI Inc *	2,618	49,794
InnerWorkings Inc *	1,867	24,308
Insperity Inc	1,327	33,480
Insteel Industries Inc	49	575
Interface Inc	3,421	45,191
Intersections Inc	336	3,541
John Bean Technologies Corp	1,698	27,728
Kaman Corp	1,541	55,260
Kforce Inc *	1,558	18,369
Knight Transportation Inc	3,373	48,234
Knoll Inc	1,922	26,812
Lindsay Corp	742	53,402
LMI Aerospace Inc *	67	1,369
MasTec Inc *	3,203	63,099
McGrath RentCorp	734	19,150
Meritor Inc *	1,383	5,864
Met-Pro Corp	56	501
Mine Safety Appliances Co	1,613	60,117
Mistras Group Inc *	898	20,834

	Shares	Value
Moog Inc ‘A’ *	295	$11,172
Mueller Industries Inc	257	11,686
Mueller Water Products Inc ‘A’	6,025	29,523
Multi-Color Corp	59	1,366
MYR Group Inc *	656	13,087
National Presto Industries Inc	30	2,186
Nortek Inc *	446	24,410
Odyssey Marine Exploration Inc *	4,232	13,373
Old Dominion Freight Line Inc *	4,161	125,496
Omega Flex Inc *	151	1,602
On Assignment Inc *	2,514	50,079
Pacer International Inc *	189	752
Park-Ohio Holdings Corp *	476	10,315
Patrick Industries Inc *	219	3,388
Performant Financial Corp *	303	3,233
PGT Inc *	661	2,168
Portfolio Recovery Associates Inc *	997	104,117
Powell Industries Inc *	225	8,701
Preformed Line Products Co	11	597
Primoris Services Corp	448	5,846
Proto Labs Inc *	293	9,909
Quality Distribution Inc *	444	4,107
RailAmerica Inc *	961	26,399
Rand Logistics Inc *	58	437
Raven Industries Inc	2,120	62,392
RBC Bearings Inc *	1,295	62,290
Republic Airways Holdings Inc *	1,573	7,283
Rexnord Corp *	376	6,851
Roadrunner Transportation Systems Inc *	372	6,019
Robbins & Myers Inc	922	54,951
RPX Corp *	1,126	12,622
Saia Inc *	164	3,303
Sauer-Danfoss Inc	685	27,544
SeaCube Container Leasing Ltd (Bermuda)	94	1,763
SIFCO Industries Inc	62	1,128
Simpson Manufacturing Co Inc	245	7,012
SkyWest Inc	215	2,221
Spirit Airlines Inc *	2,420	41,334
Standard Parking Corp *	901	20,209
Standex International Corp	173	7,690
Steelcase Inc ‘A’	585	5,762
Sterling Construction Co Inc *	106	1,058
Sun Hydraulics Corp	1,211	32,176
Swift Transportation Co *	4,619	39,816
Sypris Solutions Inc	389	2,777
TAL International Group Inc	856	29,087
Taser International Inc *	3,280	19,778
Team Inc *	1,165	37,105
Teledyne Technologies Inc *	745	47,226
Tennant Co	1,103	47,230
Tetra Tech Inc *	3,009	79,016
Textainer Group Holdings Ltd (Bermuda)	809	24,715
The Advisory Board Co *	2,002	95,756
The Brink’s Co	2,764	71,007
The Corporate Executive Board Co	1,958	105,008
The Gorman-Rupp Co	876	23,652
The Keyw Holding Corp *	476	5,950
The Middleby Corp *	1,093	126,395
Thermon Group Holdings Inc *	844	21,092
Titan International Inc	2,470	43,620
Titan Machinery Inc *	998	20,239
TMS International Corp ‘A’ *	357	3,534
TRC Cos Inc *	723	5,437
Trex Co Inc *	873	29,787
TriMas Corp *	1,737	41,879
TrueBlue Inc *	1,729	27,180
United Stationers Inc	129	3,357
US Airways Group Inc *	9,474	99,098
US Ecology Inc	662	14,286
USG Corp *	4,330	95,044

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Vicor Corp	173	$1,154
Wabash National Corp *	4,008	28,577
WageWorks Inc *	251	4,380
Watsco Inc	1,714	129,904
Werner Enterprises Inc	2,225	47,548
Wesco Aircraft Holdings Inc *	278	3,797
Woodward Inc	4,041	137,313
XPO Logistics Inc *	1,018	12,460
Zipcar Inc *	1,297	10,091

		5,819,327

Information Technology - 20.9%

3D Systems Corp *	2,733	89,779
ACI Worldwide Inc *	2,323	98,170
Actuate Corp *	2,663	18,721
ADTRAN Inc	3,724	64,351
Advent Software Inc *	1,848	45,405
Ambient Corp *	180	947
American Software Inc ‘A’	1,370	11,179
Anaren Inc *	97	1,939
Ancestry.com Inc *	1,691	50,865
Angie’s List Inc *	2,095	22,165
Anixter International Inc	999	57,403
ARRIS Group Inc *	855	10,935
Aruba Networks Inc *	6,534	146,917
Aspen Technology Inc *	5,162	133,438
ATMI Inc *	116	2,154
Audience Inc *	63	391
AuthenTec Inc *	2,372	19,000
AVG Technologies NV * (Netherlands)	423	4,061
Aware Inc	644	4,057
Badger Meter Inc	849	30,895
Bankrate Inc *	2,371	36,940
Bazaarvoice Inc *	571	8,651
Blackbaud Inc	2,639	63,125
Blucora Inc *	371	6,608
Bottomline Technologies Inc *	583	14,394
Brightcove Inc *	310	3,621
BroadSoft Inc *	1,607	65,919
Cabot Microelectronics Corp	1,372	48,212
CACI International Inc ‘A’ *	107	5,542
CalAmp Corp *	1,662	13,645
Calix Inc *	826	5,286
Callidus Software Inc *	2,050	10,107
Carbonite Inc *	624	4,374
Cardtronics Inc *	2,578	76,773
Cass Information Systems Inc	536	22,496
Cavium Inc *	2,902	96,724
Ceva Inc *	1,011	14,538
Ciena Corp *	4,374	59,486
Cirrus Logic Inc *	3,763	144,462
Cognex Corp	2,504	86,588
Coherent Inc *	407	18,665
CommVault Systems Inc *	2,609	153,148
Computer Task Group Inc *	681	11,019
comScore Inc *	2,067	31,522
Comverse Technology Inc *	12,810	78,781
Constant Contact Inc *	1,779	30,955
Cornerstone OnDemand Inc *	1,966	60,278
CoStar Group Inc *	1,645	134,133
Cray Inc *	2,171	27,572
CSG Systems International Inc *	1,149	25,841
Cymer Inc *	556	28,389
Daktronics Inc	485	4,612
Datalink Corp *	910	7,535
DealerTrack Holdings Inc *	2,217	61,743
Deltek Inc *	1,306	17,004
Demand Media Inc *	1,286	13,979
Demandware Inc *	362	11,493
Dice Holdings Inc *	2,690	22,650

	Shares	Value
Digimarc Corp	418	$9,301
DTS Inc *	1,077	25,073
E2open Inc *	200	2,716
Ebix Inc	1,240	29,276
Echelon Corp *	1,267	4,865
Electro Rent Corp	95	1,681
Electronics for Imaging Inc *	204	3,388
Ellie Mae Inc *	1,470	40,028
Eloqua Inc *	394	7,782
Envestnet Inc *	1,201	14,052
Envivio Inc *	130	286
EPAM Systems Inc *	273	5,171
EPIQ Systems Inc	137	1,839
Exa Corp *	268	2,908
ExactTarget Inc *	563	13,636
Exar Corp *	251	2,008
ExlService Holdings Inc *	1,363	40,208
Extreme Networks Inc *	5,431	18,140
Fair Isaac Corp	2,002	88,609
FalconStor Software Inc *	1,756	4,127
FARO Technologies Inc *	990	40,907
FEI Co	2,081	111,333
Forrester Research Inc	811	23,332
Global Cash Access Holdings Inc *	3,641	29,310
Globecomm Systems Inc *	1,031	11,496
Glu Mobile Inc *	2,926	13,547
GSI Group Inc * (Canada)	104	927
GT Advanced Technologies Inc *	5,867	31,975
Guidance Software Inc *	846	9,526
Guidewire Software Inc *	1,134	35,211
Heartland Payment Systems Inc	2,265	71,755
Higher One Holdings Inc *	1,888	25,450
Hittite Microwave Corp *	1,835	101,787
iGate Corp *	1,878	34,123
Immersion Corp *	1,545	8,451
Imperva Inc *	575	21,269
Infinera Corp *	5,775	31,647
Infoblox Inc *	433	10,067
Innodata Inc *	1,356	5,492
Inphi Corp *	558	5,948
Interactive Intelligence Group Inc *	865	25,993
InterDigital Inc	2,592	96,630
Intermec Inc *	411	2,552
Intermolecular Inc *	825	5,858
Internap Network Services Corp *	1,559	10,991
InvenSense Inc *	2,134	25,501
iPass Inc *	2,903	6,387
Ixia *	2,466	39,629
j2 Global Inc	2,234	73,320
JDA Software Group Inc *	576	18,305
Jive Software Inc *	933	14,657
Kenexa Corp *	1,598	73,236
Key Tronic Corp *	118	1,171
KVH Industries Inc *	735	9,915
Lionbridge Technologies Inc *	3,293	11,591
Liquidity Services Inc *	1,376	69,089
Littelfuse Inc	1,146	64,795
LivePerson Inc *	3,215	58,224
LogMeIn Inc *	1,294	29,024
Loral Space & Communications Inc	605	43,015
M/A-COM Technology Solutions Holdings Inc *	66	838
Manhattan Associates Inc *	1,188	68,037
Market Leader Inc *	1,110	7,437
Mattersight Corp *	531	3,144
MAXIMUS Inc	1,982	118,365
MaxLinear Inc ‘A’ *	232	1,552
Maxwell Technologies Inc *	1,685	13,682
Measurement Specialties Inc *	784	25,856
MeetMe Inc *	199	567

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
MEMC Electronic Materials Inc *	2,981	$8,198
Mentor Graphics Corp *	2,946	45,604
Mesa Laboratories Inc	143	6,918
Micrel Inc	2,790	29,072
Microsemi Corp *	5,183	104,023
MicroStrategy Inc ‘A’ *	497	66,633
Millennial Media Inc *	636	9,127
MIPS Technologies Inc *	2,129	15,733
MoneyGram International Inc *	373	5,573
Monolithic Power Systems Inc *	1,779	35,135
Monotype Imaging Holdings Inc	2,141	33,378
Move Inc *	2,262	19,498
MTS Systems Corp	940	50,337
Multi-Fineline Electronix Inc *	99	2,232
Neonode Inc *	1,242	4,682
NETGEAR Inc *	997	38,026
NetScout Systems Inc *	2,148	54,795
NIC Inc	3,769	55,781
Numerex Corp ‘A’ *	554	6,277
NVE Corp *	279	16,514
OpenTable Inc *	1,317	54,787
Opnet Technologies Inc	877	29,879
OSI Systems Inc *	1,159	90,217
Parametric Technology Corp *	6,987	152,317
ParkerVision Inc *	4,412	10,324
PDF Solutions Inc *	1,434	19,588
Pegasystems Inc	1,008	29,272
Peregrine Semiconductor Corp *	128	2,168
Perficient Inc *	1,418	17,115
Pervasive Software Inc *	71	611
Plantronics Inc	834	29,465
Plexus Corp *	896	27,140
PLX Technology Inc *	2,723	15,712
Power Integrations Inc	1,654	50,331
PRGX Global Inc *	1,226	10,495
Procera Networks Inc *	1,131	26,578
Proofpoint Inc *	335	4,975
PROS Holdings Inc *	1,288	24,562
QAD Inc ‘A’ *	315	4,278
QLIK Technologies Inc *	4,987	111,759
QLogic Corp *	1,375	15,702
Quantum Corp *	967	1,557
Quest Software Inc *	3,216	90,048
QuickLogic Corp *	2,294	6,423
Rambus Inc *	419	2,321
RealD Inc *	2,180	19,489
RealPage Inc *	2,096	47,370
Responsys Inc *	2,108	21,565
RF Micro Devices Inc *	2,001	7,904
Rogers Corp *	397	16,817
Rosetta Stone Inc *	295	3,761
Saba Software Inc *	1,719	17,173
Sapient Corp *	7,209	76,848
SciQuest Inc *	1,031	18,764
Semtech Corp *	3,819	96,048
ServiceSource International Inc *	2,906	29,816
ShoreTel Inc *	2,464	10,078
Silicon Graphics International Corp *	122	1,110
Silicon Image Inc *	4,011	18,410
Sonus Networks Inc *	1,068	2,008
Sourcefire Inc *	1,727	84,675
Spark Networks Inc *	622	3,807
SPS Commerce Inc *	722	27,775
SS&C Technologies Holdings Inc *	540	13,613
Stamps.com Inc *	836	19,345
Stratasys Inc *	1,245	67,728
SunPower Corp *	1,122	5,060
Super Micro Computer Inc *	1,501	18,057
support.com Inc *	2,016	8,528
Synacor Inc *	353	2,676

	Shares	Value
Synaptics Inc *	1,970	$47,319
Synchronoss Technologies Inc *	1,618	37,052
Syntel Inc	900	56,169
Take-Two Interactive Software Inc *	4,573	47,696
Tangoe Inc *	1,753	23,017
Telular Corp	550	5,445
Tessco Technologies Inc	151	3,197
The Active Network Inc *	2,284	28,619
The Hackett Group Inc *	1,488	6,220
TiVo Inc *	3,641	37,976
TNS Inc *	1,441	21,543
Travelzoo Inc *	417	9,829
Tyler Technologies Inc *	1,759	77,431
Ubiquiti Networks Inc *	621	7,390
Ultimate Software Group Inc *	1,555	158,765
Ultratech Inc *	1,531	48,043
Unisys Corp *	1,309	27,253
Universal Display Corp *	2,321	79,796
Unwired Planet Inc *	1,319	2,532
ValueClick Inc *	2,638	45,347
VASCO Data Security International Inc *	762	7,148
Veeco Instruments Inc *	580	17,412
Verint Systems Inc *	1,278	35,068
ViaSat Inc *	2,191	81,900
VirnetX Holding Corp *	2,451	62,329
Virtusa Corp *	1,073	19,067
VistaPrint NV * (Netherlands)	1,996	68,163
Vocus Inc *	1,216	24,393
Volterra Semiconductor Corp *	1,480	32,368
Web.com Group Inc *	2,048	36,762
Websense Inc *	2,179	34,101
Wright Express Corp *	2,268	158,125
XO Group Inc *	1,514	12,642
Yelp Inc *	491	13,282
Zix Corp *	3,591	10,306
Zygo Corp *	168	3,073

		7,657,953

Materials - 4.3%

ADA-ES Inc *	520	12,277
AEP Industries Inc *	241	14,602
AK Steel Holding Corp	1,110	5,328
AMCOL International Corp	1,389	47,059
American Vanguard Corp	1,625	56,550
Arabian American Development Co *	1,153	11,288
Balchem Corp	1,708	62,735
Buckeye Technologies Inc	1,348	43,217
Calgon Carbon Corp *	2,797	40,025
Chemtura Corp *	4,014	69,121
Clearwater Paper Corp *	1,088	44,945
Coeur d’Alene Mines Corp *	2,157	62,186
Deltic Timber Corp	636	41,505
Eagle Materials Inc	2,646	122,404
Flotek Industries Inc *	2,892	36,642
General Moly Inc *	682	2,162
Georgia Gulf Corp	1,266	45,855
Globe Specialty Metals Inc	240	3,653
Gold Reserve Inc * (Canada)	431	1,396
Gold Resource Corp	1,742	37,366
GSE Holding Inc *	446	3,501
H.B. Fuller Co	2,916	89,463
Handy & Harman Ltd *	265	3,917
Hawkins Inc	527	21,897
Haynes International Inc	596	31,081
Headwaters Inc *	3,602	23,701
Innophos Holdings Inc	1,274	61,776
Innospec Inc *	174	5,902
KMG Chemicals Inc	460	8,510
Koppers Holdings Inc	1,214	42,405
Landec Corp *	385	4,408

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
LSB Industries Inc *	633	$27,770
Materion Corp	115	2,737
Metals USA Holdings Corp *	155	2,072
Midway Gold Corp * (Canada)	7,539	12,364
Myers Industries Inc	1,965	30,693
Neenah Paper Inc	551	15,781
Noranda Aluminum Holding Corp	1,921	12,852
Olin Corp	3,201	69,558
OMNOVA Solutions Inc *	2,724	20,621
Paramount Gold & Silver Corp *	7,515	19,990
PH Glatfelter Co	429	7,640
PolyOne Corp	4,114	68,169
Quaker Chemical Corp	212	9,894
Schweitzer-Mauduit International Inc	1,349	44,504
Stepan Co	464	44,600
SunCoke Energy Inc *	2,889	46,571
TPC Group Inc *	551	22,486
U.S. Antimony Corp *	3,178	6,197
U.S. Silica Holdings Inc *	692	9,384
United States Lime & Minerals Inc *	90	4,339
Wausau Paper Corp	2,473	22,900
Zep Inc	543	8,210

		1,566,209

Telecommunication Services - 0.8%

8x8 Inc *	4,142	27,171
Atlantic Tele-Network Inc	519	22,307
Boingo Wireless Inc *	937	7,440
Cbeyond Inc *	136	1,341
Cincinnati Bell Inc *	4,165	23,740
Cogent Communications Group Inc	2,736	62,901
Consolidated Communications Holdings Inc	1,494	25,682
Fairpoint Communications Inc *	1,056	7,983
General Communication Inc ‘A’ *	2,124	20,815
HickoryTech Corp	747	7,903
IDT Corp ‘B’	832	8,545
inContact Inc *	2,027	13,216
Iridium Communications Inc *	381	2,789
Leap Wireless International Inc *	839	5,722
Lumos Networks Corp	899	7,066
magicJack VocalTec Ltd * (Israel)	603	14,792
nTelos Holdings Corp	856	14,869
ORBCOMM Inc *	979	3,661
Premiere Global Services Inc *	692	6,470
Primus Telecommunications Group Inc	707	10,796
Towerstream Corp *	2,776	11,271

		306,480

Utilities - 0.3%

American DG Energy Inc *	1,386	3,590
American States Water Co	111	4,932
Atlantic Power Corp (Canada)	573	8,572
Cadiz Inc *	674	6,545
California Water Service Group	1,206	22,492
Connecticut Water Service Inc	327	10,431
Ormat Technologies Inc	279	5,231
Otter Tail Corp	122	2,911
Piedmont Natural Gas Co Inc	351	11,400
SJW Corp	245	6,213
South Jersey Industries Inc	379	20,060
York Water Co	567	10,399

		112,776

Total Common Stocks (Cost $30,813,229)		34,834,791

	Shares	Value
EXCHANGE-TRADED FUND - 0.5%

iShares Russell 2000 Growth Index Fund	1,841	$176,018

Total Exchange-Traded Fund (Cost $175,764)		176,018

	Principal Amount

SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $1,557,307; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $1,590,481)	$1,557,306	1,557,306

Total Short-Term Investment (Cost $1,557,306)		1,557,306

TOTAL INVESTMENTS - 99.7% (Cost $32,546,299)		36,568,115

OTHER ASSETS & LIABILITIES, NET - 0.3%		108,063

NET ASSETS - 100.0%		$36,676,178

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(c)	As of September 30, 2012, $129,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
Russell 2000 Mini (12/12)	22	$1,837,610	($1,930)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$34,834,791	$34,834,791	$-	$-
	Exchange-Traded Fund	176,018	176,018	-	-
	Short-Term Investment	1,557,306	-	1,557,306	-

	Total Assets	36,568,115	35,010,809	1,557,306	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,930)	(1,930)	-	-

	Total Liabilities	(1,930)	(1,930)	-	-

	Total	$36,566,185	$35,008,879	$1,557,306	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Allos Therapeutics Inc Exp. 11/30/13 + r	1,071	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 95.4%

Consumer Discretionary - 11.2%

1-800-FLOWERS.COM Inc ‘A’ *	2,055	7,665
American Axle & Manufacturing Holdings Inc *	5,643	63,597
American Greetings Corp ‘A’	2,773	46,586
Ameristar Casinos Inc	347	6,177
Asbury Automotive Group Inc *	270	7,546
Ascent Capital Group Inc ‘A’ *	1,199	64,758
Barnes & Noble Inc *	2,193	28,027
Bassett Furniture Industries Inc	952	11,852
Beasley Broadcasting Group Inc ‘A’ *	370	1,806
Beazer Homes USA Inc *	10,469	37,165
bebe Stores Inc	2,819	13,531
Belo Corp ‘A’	5,031	39,393
Big 5 Sporting Goods Corp	1,409	14,020
Biglari Holdings Inc *	91	33,220
Black Diamond Inc *	1,768	15,505
Bloomin’ Brands Inc *	413	6,794
Bluegreen Corp *	1,221	7,668
Bob Evans Farms Inc	2,132	83,425
Boyd Gaming Corp *	4,339	30,633
Brown Shoe Co Inc	3,626	58,125
Cabela’s Inc *	369	20,177
Caesars Entertainment Corp *	317	2,156
Callaway Golf Co	5,491	33,715
Career Education Corp *	4,365	16,456
Carmike Cinemas Inc *	1,026	11,542
Carriage Services Inc	1,345	13,006
Carrols Restaurant Group Inc *	368	2,120
Casual Male Retail Group Inc *	3,537	16,376
Cavco Industries Inc *	54	2,478
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	3,076	20,025
Cherokee Inc	61	888
Churchill Downs Inc	738	46,287
Chuy’s Holdings Inc *	155	3,801
Citi Trends Inc *	1,171	14,702
Columbia Sportswear Co	1,030	55,620
Conn’s Inc *	1,196	26,372
Cooper Tire & Rubber Co	715	13,714
Core-Mark Holding Co Inc	805	38,729
Corinthian Colleges Inc *	6,609	15,729
Crown Media Holdings Inc ‘A’ *	2,239	3,739
CSS Industries Inc	810	16,645
Culp Inc	719	8,455
Cumulus Media Inc ‘A’ *	5,310	14,549
Daily Journal Corp *	78	7,314
Dana Holding Corp	11,210	137,883
Del Frisco’s Restaurant Group Inc *	144	2,146
Delta Apparel Inc *	579	7,973
Denny’s Corp *	1,736	8,420
Destination Maternity Corp	631	11,800
Dial Global Inc *	208	564
Digital Generation Inc *	2,323	26,389
Drew Industries Inc *	859	25,950
Education Management Corp *	2,251	7,001
Einstein Noah Restaurant Group Inc	74	1,309

	Shares	Value
Entercom Communications Corp ‘A’ *	2,054	$14,090
Entravision Communications Corp ‘A’	4,294	5,754
Ethan Allen Interiors Inc	278	6,094
Exide Technologies *	6,595	20,444
Federal-Mogul Corp *	1,552	14,201
Fiesta Restaurant Group Inc *	142	2,254
Fifth & Pacific Co Inc *	8,698	111,160
Fisher Communications Inc *	743	27,313
Five Below Inc *	458	17,899
Flexsteel Industries Inc	371	7,680
Fred’s Inc ‘A’	3,115	44,326
Frisch’s Restaurants Inc	270	5,360
Fuel Systems Solutions Inc *	981	16,863
G-III Apparel Group Ltd *	1,230	44,157
Gaylord Entertainment Co *	817	32,296
Global Sources Ltd * (Bermuda)	1,362	8,935
Group 1 Automotive Inc	1,939	116,786
Harte-Hanks Inc	3,773	26,147
Haverty Furniture Cos Inc	1,612	22,375
Helen of Troy Ltd * (Bermuda)	2,690	85,623
hhgregg Inc *	1,231	8,494
Hooker Furniture Corp	914	11,873
Hovnanian Enterprises Inc ‘A’ *	8,452	29,244
Iconix Brand Group Inc *	6,003	109,495
International Speedway Corp ‘A’	2,346	66,556
Isle of Capri Casinos Inc *	1,762	12,246
Jack in the Box Inc *	713	20,042
JAKKS Pacific Inc	1,887	27,494
Johnson Outdoors Inc ‘A’ *	481	10,289
Jos. A. Bank Clothiers Inc *	162	7,854
Journal Communications Inc ‘A’ *	3,648	18,970
K-Swiss Inc ‘A’ *	2,172	7,450
Kayak Software Corp *	85	3,003
KB Home	6,534	93,763
Kirkland’s Inc *	1,174	11,658
Krispy Kreme Doughnuts Inc *	5,037	39,943
La-Z-Boy Inc *	3,095	45,280
Life Time Fitness Inc *	272	12,441
Lifetime Brands Inc	819	9,754
LIN TV Corp ‘A’ *	2,562	11,273
Lincoln Educational Services Corp	1,945	8,169
Lithia Motors Inc ‘A’	1,830	60,957
Live Nation Entertainment Inc *	11,828	101,839
Luby’s Inc *	1,693	11,394
M.D.C. Holdings Inc	3,243	124,888
M/I Homes Inc *	1,839	35,566
Mac-Gray Corp	855	11,466
Maidenform Brands Inc *	558	11,428
Marcus Corp	1,665	18,481
Marine Products Corp	421	2,509
MarineMax Inc *	1,736	14,391
Marriott Vacations Worldwide Corp *	2,253	81,153
Martha Stewart Living Omnimedia Inc ‘A’	2,338	7,178
Matthews International Corp ‘A’	1,241	37,007
MDC Partners Inc ‘A’ (Canada)	1,356	16,733
Meredith Corp	3,066	107,310
Meritage Homes Corp *	1,972	74,995
Modine Manufacturing Co *	3,955	29,188
Monarch Casino & Resort Inc *	737	6,419
Morgans Hotel Group Co *	1,012	6,497
Movado Group Inc	1,387	46,770
NACCO Industries Inc ‘A’	467	58,566
National American University Holdings Inc	524	2,620
National CineMedia Inc	3,150	51,565
New York & Co Inc *	891	3,341
Nexstar Broadcasting Group Inc ‘A’ *	750	7,965
Office Depot Inc *	24,020	61,491
OfficeMax Inc	7,314	57,122
Orchard Supply Hardware Stores Corp ‘A’ *	141	2,042
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	8,196	72,944

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Outdoor Channel Holdings Inc	888	$6,465
Penske Automotive Group Inc	2,662	80,100
Perfumania Holdings Inc *	412	2,966
Perry Ellis International Inc *	999	22,028
Pinnacle Entertainment Inc *	4,932	60,417
Quiksilver Inc *	11,033	36,630
RadioShack Corp	8,637	20,556
Reading International Inc ‘A’ *	1,365	8,053
Red Lion Hotels Corp *	1,146	7,162
Red Robin Gourmet Burgers Inc *	685	22,304
Regis Corp	4,884	89,768
Rent-A-Center Inc	5,029	176,417
Rentrak Corp *	323	5,468
RG Barry Corp	58	855
Ruby Tuesday Inc *	5,400	39,150
Saga Communications Inc ‘A’ *	295	11,953
Saks Inc *	9,301	95,893
Salem Communications Corp ‘A’	855	4,480
Scholastic Corp	2,196	69,789
Scientific Games Corp ‘A’ *	4,160	34,403
Sealy Corp *	4,214	9,187
Shiloh Industries Inc	496	5,565
Shoe Carnival Inc	1,204	28,330
Shutterfly Inc *	2,266	70,518
Sinclair Broadcast Group Inc ‘A’	3,922	43,966
Skechers U.S.A. Inc ‘A’ *	3,203	65,341
Sonic Automotive Inc ‘A’	3,414	64,798
Sonic Corp *	990	10,167
Sotheby’s	3,716	117,054
Spartan Motors Inc	2,881	14,405
Speedway Motorsports Inc	994	15,308
Stage Stores Inc	2,596	54,672
Standard Motor Products Inc	1,684	31,019
Standard Pacific Corp *	9,877	66,769
Stein Mart Inc *	2,304	19,607
Steinway Musical Instruments Inc *	580	14,129
Stewart Enterprises Inc ‘A’	6,356	53,359
Stoneridge Inc *	2,352	11,689
Superior Industries International Inc	1,934	33,052
Systemax Inc *	868	10,251
The Bon-Ton Stores Inc	1,083	10,288
The Children’s Place *	1,273	76,380
The EW Scripps Co ‘A’ *	2,526	26,902
The Finish Line Inc ‘A’	2,673	60,784
The Jones Group Inc	6,962	89,601
The McClatchy Co ‘A’ *	4,914	10,958
The Men’s Wearhouse Inc	3,411	117,441
The New York Times Co ‘A’ *	11,535	112,582
The Pep Boys-Manny Moe & Jack	4,462	45,423
The Ryland Group Inc	1,647	49,410
The Warnaco Group Inc *	440	22,836
The Wet Seal Inc ‘A’ *	7,619	24,000
Tuesday Morning Corp *	3,534	23,148
Unifi Inc *	1,184	15,179
Universal Electronics Inc *	1,249	21,957
Universal Technical Institute Inc	618	8,467
Vail Resorts Inc	1,976	113,916
Valassis Communications Inc *	1,327	32,764
Value Line Inc	36	351
VOXX International Corp *	1,536	11,489
West Marine Inc *	1,275	13,553
Weyco Group Inc	510	12,418
Winnebago Industries Inc *	1,776	22,431
WMS Industries Inc *	4,656	76,265
World Wrestling Entertainment Inc ‘A’	218	1,755

		6,064,737

Consumer Staples - 2.4%

Alico Inc	162	5,059
Alliance One International Inc *	7,356	23,760

	Shares	Value
Annie’s Inc *	124	$5,560
Arden Group Inc ‘A’	28	2,717
Cal-Maine Foods Inc	176	7,909
Central European Distribution Corp *	5,525	15,746
Central Garden & Pet Co ‘A’ *	2,781	33,594
Chiquita Brands International Inc *	3,873	29,590
Craft Brew Alliance Inc *	500	3,925
Darling International Inc *	6,940	126,933
Diamond Foods Inc	1,887	35,513
Dole Food Co Inc *	3,029	42,497
Elizabeth Arden Inc *	315	14,881
Farmer Bros. Co *	562	5,345
Fresh Del Monte Produce Inc (Cayman)	3,223	82,509
Griffin Land & Nurseries Inc	228	7,690
Harbinger Group Inc *	3,485	29,379
Harris Teeter Supermarkets Inc	3,202	124,366
Ingles Markets Inc ‘A’	1,049	17,151
Inter Parfums Inc	401	7,338
John B Sanfilippo & Son Inc *	673	8,762
Nash Finch Co	1,050	21,441
Natural Grocers by Vitamin Cottage Inc *	358	7,991
Nature’s Sunshine Products Inc	377	6,160
Nutraceutical International Corp *	722	11,379
Oil-Dri Corp of America	422	9,765
Omega Protein Corp *	1,660	11,388
Orchids Paper Products Co	246	4,438
Pilgrim’s Pride Corp *	1,010	5,161
Post Holdings Inc *	688	20,681
Prestige Brands Holdings Inc *	1,443	24,473
Revlon Inc ‘A’ *	956	14,761
Rite Aid Corp *	51,016	59,689
Seneca Foods Corp ‘A’ *	764	22,813
Smart Balance Inc *	5,026	60,714
Snyder’s-Lance Inc	423	10,575
Spartan Stores Inc	1,821	27,879
Spectrum Brands Holdings Inc *	314	12,563
SUPERVALU Inc	4,397	10,597
Susser Holdings Corp *	549	19,857
The Andersons Inc	1,577	59,390
The Pantry Inc *	1,793	26,088
Tootsie Roll Industries Inc	121	3,265
TreeHouse Foods Inc *	987	51,817
Universal Corp	1,972	100,414
Vector Group Ltd	1,159	19,231
Village Super Market Inc ‘A’	717	26,357
Weis Markets Inc	949	40,171
Westway Group Inc *	862	5,336

		1,324,618

Energy - 6.2%

Adams Resources & Energy Inc	190	5,795
Alon USA Energy Inc	181	2,480
Amyris Inc *	2,557	8,796
Arch Coal Inc	17,979	113,807
Basic Energy Services Inc *	2,591	29,071
Bill Barrett Corp *	4,074	100,913
Bolt Technology Corp	723	10,397
Bonanza Creek Energy Inc *	710	16,728
BPZ Resources Inc *	6,171	17,649
Bristow Group Inc	3,021	152,712
C&J Energy Services Inc *	2,604	51,820
Cal Dive International Inc *	8,096	12,387
Callon Petroleum Co *	3,333	20,498
Carrizo Oil & Gas Inc *	458	11,455
Clayton Williams Energy Inc *	452	23,454
Cloud Peak Energy Inc *	5,164	93,468
Comstock Resources Inc *	4,067	74,751
Contango Oil & Gas Co *	85	4,177
CREDO Petroleum Corp *	218	3,159
Crimson Exploration Inc *	1,815	7,750

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Crosstex Energy Inc	353	$4,953
CVR Energy Inc *	472	17,346
Dawson Geophysical Co *	665	16,798
Delek US Holdings Inc	1,470	37,470
Emerald Oil Inc *	4,051	3,362
Endeavour International Corp *	245	2,369
Energy XXI Ltd (Bermuda)	1,816	63,469
EPL Oil & Gas Inc *	2,351	47,702
Exterran Holdings Inc *	5,498	111,499
Forbes Energy Services Ltd *	1,220	4,270
Forest Oil Corp *	9,953	84,103
Frontline Ltd * (Bermuda)	4,337	16,654
GasLog Ltd * (Bermuda)	1,254	14,521
Gastar Exploration Ltd * (Canada)	4,991	8,285
Gevo Inc *	259	552
Green Plains Renewable Energy Inc *	2,087	12,230
Gulf Island Fabrication Inc	1,224	34,113
Gulfmark Offshore Inc ‘A’ *	1,770	58,481
Gulfport Energy Corp *	3,136	98,031
Halcon Resources Corp *	1,192	8,737
Hallador Energy Co	596	4,965
Harvest Natural Resources Inc *	2,991	26,680
Heckmann Corp *	10,563	44,365
Helix Energy Solutions Group Inc *	8,951	163,535
Hercules Offshore Inc *	13,434	65,558
Hornbeck Offshore Services Inc *	2,988	109,510
Key Energy Services Inc *	12,785	89,495
Knightsbridge Tankers Ltd (Bermuda)	2,067	13,539
Magnum Hunter Resources Corp *	8,105	35,986
Matador Resources Co *	186	1,932
Matrix Service Co *	1,761	18,614
McMoRan Exploration Co *	8,600	101,050
Midstates Petroleum Co Inc *	1,101	9,524
Miller Energy Resources Inc *	2,517	12,660
Mitcham Industries Inc *	396	6,308
Natural Gas Services Group Inc *	1,035	15,473
Newpark Resources Inc *	7,596	56,286
Nordic American Tankers Ltd (Bermuda)	4,473	45,088
Overseas Shipholding Group Inc	2,078	13,715
Parker Drilling Co *	9,930	42,004
PDC Energy Inc *	2,534	80,150
Penn Virginia Corp	3,868	23,982
PetroQuest Energy Inc *	4,772	32,020
PHI Inc *	1,012	31,837
Pioneer Energy Services Corp *	4,144	32,282
Quicksilver Resources Inc *	9,901	40,495
Renewable Energy Group Inc *	621	4,130
Resolute Energy Corp *	4,065	36,057
REX American Resources Corp *	419	7,546
Rex Energy Corp *	3,656	48,808
Scorpio Tankers Inc *	3,165	18,990
SemGroup Corp ‘A’ *	3,578	131,849
Ship Finance International Ltd (Bermuda)	3,857	60,632
Stone Energy Corp *	4,190	105,253
Swift Energy Co *	3,621	75,606
Synergy Resources Corp *	3,125	13,031
Teekay Tankers Ltd ‘A’	5,354	20,024
Tesco Corp * (Canada)	2,563	27,373
TETRA Technologies Inc *	6,557	39,670
Triangle Petroleum Corp *	3,742	26,793
Union Drilling Inc *	1,183	7,678
Uranium Energy Corp *	3,838	10,017
Vantage Drilling Co * (Cayman)	16,091	29,607
W&T Offshore Inc	2,732	51,307
Warren Resources Inc *	4,870	14,805
Western Refining Inc	2,008	52,569
Westmoreland Coal Co *	916	9,096
Willbros Group Inc *	2,528	13,575
ZaZa Energy Corp *	1,157	3,436

		3,331,117

	Shares	Value
Financials - 34.7%

1st Source Corp	1,270	$28,283
1st United Bancorp Inc *	2,535	16,351
Access National Corp	644	8,797
AG Mortgage Investment Trust Inc REIT	1,895	45,726
Agree Realty Corp REIT	957	24,394
Alliance Financial Corp	411	16,526
Alterra Capital Holdings Ltd (Bermuda)	7,279	174,259
American Assets Trust Inc REIT	2,795	74,878
American Capital Mortgage Investment Corp REIT	3,115	78,280
American Equity Investment Life Holding Co	5,074	59,011
American National Bankshares Inc	676	15,271
American Realty Capital Trust Inc REIT	13,448	157,745
American Safety Insurance Holdings Ltd * (Bermuda)	696	13,008
Ameris Bancorp *	2,022	25,457
AMERISAFE Inc *	1,544	41,904
Ames National Corp	711	14,817
AmREIT Inc ‘B’	265	3,927
AmTrust Financial Services Inc	1,966	50,369
Anworth Mortgage Asset Corp REIT	11,776	80,077
Apollo Commercial Real Estate Finance Inc REIT	1,427	24,744
Apollo Investment Corp	17,256	135,805
Apollo Residential Mortgage Inc	1,873	41,281
Ares Commercial Real Estate Corp	644	10,987
Argo Group International Holdings Ltd (Bermuda)	2,199	71,226
Arlington Asset Investment Corp ‘A’	932	22,238
ARMOUR Residential REIT Inc	25,228	193,246
Arrow Financial Corp	834	20,859
Artio Global Investors Inc	2,633	7,846
Ashford Hospitality Trust Inc REIT	4,540	38,136
Associated Estates Realty Corp REIT	2,331	35,338
Astoria Financial Corp	7,391	73,023
AV Homes Inc *	837	12,421
Baldwin & Lyons Inc ‘B’	794	18,985
BancFirst Corp	555	23,843
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	2,418	53,414
BancorpSouth Inc	8,024	118,274
Bank Mutual Corp	3,967	18,050
Bank of Kentucky Financial Corp	507	14,064
Bank of Marin Bancorp	456	19,385
Bank of the Ozarks Inc	682	23,509
BankFinancial Corp	1,792	15,752
Banner Corp	1,656	44,878
Bar Harbor Bankshares	327	11,687
BBCN Bancorp Inc *	6,650	83,856
Beneficial Mutual Bancorp Inc *	2,427	23,202
Berkshire Bancorp Inc *	362	2,979
Berkshire Hills Bancorp Inc	1,882	43,060
BlackRock Kelso Capital Corp	4,905	47,677
BofI Holding Inc *	783	20,397
Boston Private Financial Holdings Inc	6,656	63,831
Bridge Bancorp Inc	741	17,273
Bridge Capital Holdings *	570	8,812
Brookline Bancorp Inc	5,977	52,717
Bryn Mawr Bank Corp	975	21,879
BSB Bancorp Inc *	685	8,836
C&F Financial Corp	275	10,821
Calamos Asset Management Inc ‘A’	1,648	19,183
California First National Bancorp	203	3,743
Camden National Corp	660	24,446
Campus Crest Communities Inc REIT	3,232	34,906
Cape Bancorp Inc *	927	8,677
Capital Bank Financial Corp ‘A’ *	286	5,148
Capital City Bank Group Inc *	997	10,608

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Capital Southwest Corp	250	$27,987
CapLease Inc REIT	5,702	29,479
Capstead Mortgage Corp REIT	8,394	113,235
Cardinal Financial Corp	2,483	35,507
Cascade Bancorp *	521	2,751
Cash America International Inc	1,451	55,965
Cathay General Bancorp	6,691	115,487
Cedar Realty Trust Inc REIT	5,097	26,912
Center Bancorp Inc	1,010	12,039
Centerstate Banks Inc	2,556	22,800
Central Pacific Financial Corp *	1,832	26,198
Century Bancorp Inc ‘A’	286	9,129
Charter Financial Corp	561	5,470
Chatham Lodging Trust REIT	1,166	16,184
Chemical Financial Corp	2,350	56,870
Chesapeake Lodging Trust REIT	3,348	66,525
CIFC Corp *	552	4,041
Citizens & Northern Corp	1,049	20,571
Citizens Inc *	3,297	34,586
Citizens Republic Bancorp Inc *	3,416	66,100
City Holding Co	1,256	45,015
Clifton Savings Bancorp Inc	651	7,161
CNB Financial Corp	1,078	18,876
CNO Financial Group Inc	17,957	173,285
CoBiz Financial Inc	2,970	20,790
Colonial Properties Trust REIT	7,441	156,633
Colony Financial Inc REIT	3,457	67,342
Columbia Banking System Inc	3,394	62,925
Community Bank System Inc	3,359	94,690
Community Trust Bancorp Inc	1,195	42,464
Consolidated-Tomoka Land Co	352	11,577
Coresite Realty Corp REIT	873	23,519
Cousins Properties Inc REIT	7,759	61,606
Cowen Group Inc ‘A’ *	7,395	19,966
Crawford & Co ‘B’	2,233	11,187
Crescent Financial Bancshares Inc *	301	1,370
CreXus Investment Corp REIT	5,682	61,422
CubeSmart REIT	10,461	134,633
CVB Financial Corp	7,532	89,932
CYS Investments Inc REIT	14,139	199,218
DCT Industrial Trust Inc REIT	20,970	135,676
DFC Global Corp *	805	13,806
DiamondRock Hospitality Co REIT	15,929	153,396
Dime Community Bancshares Inc	2,684	38,757
Donegal Group Inc ‘A’	650	9,126
Doral Financial Corp *	10,932	10,284
Duff & Phelps Corp ‘A’	1,933	26,308
DuPont Fabros Technology Inc REIT	2,739	69,160
Dynex Capital Inc REIT	4,538	48,783
Eagle Bancorp Inc *	1,345	22,488
Eastern Insurance Holdings Inc	575	9,643
EastGroup Properties Inc REIT	136	7,235
Education Realty Trust Inc REIT	9,608	104,727
EMC Insurance Group Inc	404	8,484
Employers Holdings Inc	1,127	20,658
Enstar Group Ltd * (Bermuda)	712	70,951
Enterprise Bancorp Inc	521	8,899
Enterprise Financial Services Corp	1,506	20,482
Entertainment Properties Trust REIT	3,973	176,520
Equity One Inc REIT	4,643	97,782
ESB Financial Corp	892	12,452
ESSA Bancorp Inc	734	7,626
EverBank Financial Corp	1,898	26,135
Evercore Partners Inc ‘A’	2,205	59,535
Excel Trust Inc REIT	2,817	32,170
Ezcorp Inc ‘A’ *	1,270	29,121
F.N.B. Corp	11,889	133,276
Farmers National Banc Corp	1,622	10,478
FBL Financial Group Inc ‘A’	826	27,423
FBR & Co *	3,150	9,733

	Shares	Value
Federal Agricultural Mortgage Corp ‘C’	840	$21,622
FelCor Lodging Trust Inc REIT *	4,254	20,164
Fidelity Southern Corp	817	7,729
Fidus Investment Corp	1,005	16,783
Fifth Street Finance Corp	7,762	85,227
Financial Institutions Inc	1,187	22,126
First American Financial Corp	8,205	177,802
First Bancorp NC	1,297	14,954
First BanCorp PR *	6,014	26,582
First Busey Corp	6,350	30,988
First California Financial Group Inc *	1,923	13,384
First Commonwealth Financial Corp	8,976	63,281
First Community Bancshares Inc	1,550	23,653
First Connecticut Bancorp Inc	1,514	20,454
First Defiance Financial Corp	824	14,222
First Federal Bancshares of Arkansas Inc *	231	2,257
First Financial Bancorp	5,015	84,804
First Financial Bankshares Inc	2,688	96,849
First Financial Corp	953	29,867
First Financial Holdings Inc	1,416	18,394
First Financial Northwest Inc *	1,368	11,012
First Industrial Realty Trust Inc REIT *	8,370	109,982
First Interstate Bancsystem Inc	1,384	20,705
First Merchants Corp	2,430	36,474
First Midwest Bancorp Inc	6,374	79,994
First Pactrust Bancorp Inc	904	11,309
First Potomac Realty Trust REIT	4,329	55,758
FirstMerit Corp	9,336	137,519
Flagstone Reinsurance Holdings SA (Luxembourg)	4,260	36,593
Flushing Financial Corp	2,662	42,060
FNB United Corp *	210	2,495
Forestar Group Inc *	2,941	48,997
Fortegra Financial Corp *	566	4,488
Fox Chase Bancorp Inc	1,071	16,729
Franklin Financial Corp *	1,204	20,540
Franklin Street Properties Corp REIT	6,191	68,534
FXCM Inc ‘A’	2,003	19,129
Gain Capital Holdings Inc	1,245	6,138
German American Bancorp Inc	1,086	26,194
Getty Realty Corp REIT	2,184	39,203
GFI Group Inc	5,920	18,826
Glacier Bancorp Inc	6,136	95,599
Gladstone Capital Corp	1,813	15,864
Gladstone Commercial Corp REIT	884	16,142
Gladstone Investment Corp	1,903	14,881
Glimcher Realty Trust REIT	1,194	12,621
Global Indemnity PLC * (Ireland)	886	19,386
Golub Capital BDC Inc	1,227	19,509
Government Properties Income Trust REIT	3,130	73,242
Gramercy Capital Corp REIT *	3,842	11,564
Great Southern Bancorp Inc	875	27,046
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,721	42,595
GSV Capital Corp *	1,638	14,136
Guaranty Bancorp *	6,573	13,277
Gyrodyne Co of America Inc REIT *	2	217
Hallmark Financial Services Inc *	1,141	9,288
Hancock Holding Co	6,469	200,216
Hanmi Financial Corp *	2,669	34,190
Harris & Harris Group Inc *	2,627	9,956
Healthcare Realty Trust Inc REIT	6,603	152,199
Heartland Financial USA Inc	1,245	33,951
Hercules Technology Growth Capital Inc	4,252	46,815
Heritage Commerce Corp *	1,781	12,360
Heritage Financial Corp	1,319	19,825
Heritage Financial Group Inc	638	8,383
Heritage Oaks Bancorp *	1,726	9,942
Hersha Hospitality Trust REIT	14,652	71,795
HFF Inc ‘A’ *	420	6,258
Highwoods Properties Inc REIT	1,172	38,231

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Hilltop Holdings Inc *	3,385	$43,023
Hingham Institution for Savings	89	5,734
Home Bancorp Inc *	565	10,164
Home BancShares Inc	1,885	64,260
Home Federal Bancorp Inc	1,333	15,090
Home Loan Servicing Solutions Ltd (Cayman)	2,474	40,252
Homeowners Choice Inc	505	11,867
HomeStreet Inc *	368	14,006
HomeTrust Bancshares Inc *	1,788	23,691
Horace Mann Educators Corp	3,379	61,194
Horizon Bancorp	378	10,803
Horizon Technology Finance Corp	664	10,730
Hudson Pacific Properties Inc REIT	3,031	56,073
Hudson Valley Holding Corp	1,333	22,728
IBERIABANK Corp	2,508	114,866
ICG Group Inc *	2,882	29,281
Independence Holding Co	683	6,878
Independent Bank Corp	1,839	55,336
Infinity Property & Casualty Corp	1,005	60,692
Inland Real Estate Corp REIT	3,602	29,716
International Bancshares Corp	4,551	86,697
INTL FCStone Inc *	1,164	22,186
Invesco Mortgage Capital Inc REIT	9,827	197,817
Investment Technology Group Inc *	3,277	28,510
Investors Bancorp Inc *	3,099	56,526
Investors Real Estate Trust REIT	7,593	62,794
Investors Title Co	107	6,981
iStar Financial Inc REIT *	7,148	59,185
JMP Group Inc	1,371	7,527
Kaiser Federal Financial Group Inc	752	11,348
Kansas City Life Insurance Co	345	13,293
KBW Inc	2,944	48,488
KCAP Financial Inc	1,884	17,446
Kearny Financial Corp	1,306	12,720
Kennedy-Wilson Holdings Inc	3,633	50,753
Kite Realty Group Trust REIT	4,642	23,674
Knight Capital Group Inc ‘A’ *	15,636	41,904
Lakeland Bancorp Inc	2,559	26,486
Lakeland Financial Corp	1,395	38,502
LaSalle Hotel Properties REIT	7,264	193,876
Lexington Realty Trust REIT	10,077	97,344
LTC Properties Inc REIT	2,007	63,923
Maiden Holdings Ltd (Bermuda)	4,318	38,387
Main Street Capital Corp	2,194	64,745
MainSource Financial Group Inc	1,721	22,098
Manning & Napier Inc	1,148	13,994
Marlin Business Services Corp	695	14,741
MB Financial Inc	4,652	91,877
MCG Capital Corp	6,549	30,191
Meadowbrook Insurance Group Inc	4,023	30,937
Medallion Financial Corp	1,538	18,164
Medical Properties Trust Inc REIT	11,497	120,144
Medley Capital Corp	1,991	28,013
Mercantile Bank Corp *	740	12,684
Merchants Bancshares Inc	441	13,032
Meridian Interstate Bancorp Inc *	649	10,708
Metro Bancorp Inc *	1,201	15,217
MetroCorp Bancshares Inc *	1,355	14,349
MGIC Investment Corp *	16,166	24,734
MicroFinancial Inc	457	4,182
Middleburg Financial Corp	449	7,974
Midsouth Bancorp Inc	723	11,705
MidWestOne Financial Group Inc	576	12,407
Mission West Properties Inc REIT	1,507	13,111
Monmouth Real Estate Investment Corp ‘A’ REIT	1,878	21,015
Montpelier Re Holdings Ltd (Bermuda)	3,738	82,722
MVC Capital Inc	2,030	25,984
NASB Financial Inc *	362	8,992
National Bankshares Inc	598	19,854

	Shares	Value
National Financial Partners Corp *	3,457	$58,423
National Interstate Corp	546	14,087
National Penn Bancshares Inc	10,513	95,773
National Western Life Insurance Co ‘A’	181	25,928
NBT Bancorp Inc	2,844	62,767
Nelnet Inc ‘A’	2,024	48,050
New Mountain Finance Corp	1,079	15,991
New York Mortgage Trust Inc REIT	2,767	19,507
NewStar Financial Inc *	2,217	26,582
NGP Capital Resources Co	1,856	13,846
Nicholas Financial Inc (Canada)	852	10,999
Northfield Bancorp Inc	1,262	20,217
Northrim BanCorp Inc	552	11,117
NorthStar Realty Finance Corp REIT	11,367	72,294
Northwest Bancshares Inc	8,296	101,460
OceanFirst Financial Corp	1,221	17,912
Ocwen Financial Corp *	8,565	234,767
Old National Bancorp	8,661	117,876
OmniAmerican Bancorp Inc *	944	21,457
One Liberty Properties Inc REIT	990	18,463
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	1,989	26,732
Oppenheimer Holdings Inc ‘A’	877	13,988
Oriental Financial Group Inc	3,475	36,557
Oritani Financial Corp	2,536	38,167
Pacific Capital Bancorp *	337	15,468
Pacific Continental Corp	1,546	13,806
Pacific Mercantile Bancorp *	918	6,004
PacWest Bancorp	2,593	60,598
Park National Corp	969	67,849
Park Sterling Corp *	2,768	13,674
Parkway Properties Inc REIT	1,319	17,635
Peapack Gladstone Financial Corp	753	12,304
Pebblebrook Hotel Trust REIT	4,858	113,629
PennantPark Investment Corp	4,839	51,342
Penns Woods Bancorp Inc	305	13,521
Pennsylvania REIT	4,758	75,462
PennyMac Mortgage Investment Trust REIT	4,995	116,733
Peoples Bancorp Inc	921	21,082
Peoples Federal Bancshares Inc	490	8,467
PHH Corp *	4,795	97,578
PICO Holdings Inc *	1,936	44,180
Pinnacle Financial Partners Inc *	2,946	56,917
Piper Jaffray Cos *	1,313	33,416
Platinum Underwriters Holdings Ltd (Bermuda)	2,966	121,220
Potlatch Corp REIT	1,258	47,011
Preferred Bank *	1,002	14,208
Presidential Life Corp	1,865	25,979
Primerica Inc	3,978	113,930
PrivateBancorp Inc	5,143	82,237
Prospect Capital Corp	12,630	145,498
Prosperity Bancshares Inc	4,029	171,716
Provident Financial Holdings Inc	819	11,638
Provident Financial Services Inc	5,123	80,892
Provident New York Bancorp	3,435	32,323
PS Business Parks Inc REIT	248	16,571
Pzena Investment Management Inc ‘A’	368	1,917
Radian Group Inc	11,335	49,194
RAIT Financial Trust REIT	4,227	22,192
Ramco-Gershenson Properties Trust REIT	3,909	48,980
Redwood Trust Inc REIT	6,693	96,781
Renasant Corp	2,152	42,190
Republic Bancorp Inc ‘A’	851	18,679
Resource America Inc ‘A’	1,018	6,963
Resource Capital Corp REIT	8,474	49,827
Retail Opportunity Investments Corp REIT	4,233	54,479
RLI Corp	1,798	119,855
RLJ Lodging Trust REIT	9,043	171,003
Rockville Financial Inc	2,427	29,731

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Roma Financial Corp	643	$5,723
Rouse Properties Inc REIT	1,849	26,533
S&T Bancorp Inc	2,481	43,690
S.Y. Bancorp Inc	1,042	24,654
Sabra Health Care REIT Inc	3,132	62,671
Safeguard Scientifics Inc *	1,756	27,552
Safety Insurance Group Inc	1,095	50,239
Sandy Spring Bancorp Inc	2,073	39,905
SCBT Financial Corp	1,283	51,679
SeaBright Holdings Inc	1,708	18,788
Seacoast Banking Corp of Florida *	6,285	9,993
Select Income REIT	780	19,204
Selective Insurance Group Inc	4,681	88,892
SI Financial Group Inc	882	10,337
Sierra Bancorp	1,046	12,824
Simmons First National Corp ‘A’	1,471	35,826
Solar Capital Ltd	3,299	75,613
Solar Senior Capital Ltd	802	14,364
Southside Bancshares Inc	1,475	32,170
Southwest Bancorp Inc *	1,656	17,968
Sovran Self Storage Inc REIT	212	12,264
STAG Industrial Inc REIT	2,646	43,024
Starwood Property Trust Inc REIT	9,836	228,884
State Auto Financial Corp	1,091	17,881
State Bank Financial Corp	2,704	44,589
StellarOne Corp	1,964	25,846
Sterling Bancorp	2,655	26,338
Sterling Financial Corp	2,285	50,887
Stewart Information Services Corp	1,559	31,398
Stifel Financial Corp *	2,330	78,288
Strategic Hotels & Resorts Inc REIT *	2,358	14,172
Suffolk Bancorp *	834	12,226
Summit Hotel Properties Inc REIT	2,580	22,033
Sun Bancorp Inc *	3,416	11,512
Sunstone Hotel Investors Inc REIT *	11,585	127,435
Susquehanna Bancshares Inc	15,934	166,670
SWS Group Inc *	2,471	15,098
Symetra Financial Corp	6,575	80,872
Taylor Capital Group Inc *	1,388	23,763
TCP Capital Corp	491	7,836
Terreno Realty Corp REIT	1,084	17,127
Territorial Bancorp Inc	926	21,252
Texas Capital Bancshares Inc *	448	22,270
The Bancorp Inc *	2,452	25,182
The First Bancorp Inc	769	13,496
The First Marblehead Corp *	5,017	5,268
The First of Long Island Corp	657	20,242
The Navigators Group Inc *	492	24,219
The Phoenix Cos Inc *	493	15,120
THL Credit Inc	1,288	18,071
Thomas Properties Group Inc	2,734	15,912
TICC Capital Corp	3,557	36,993
Tompkins Financial Corp	947	38,372
Tower Group Inc	1,371	26,584
TowneBank	2,244	34,401
Tree.com Inc *	206	3,228
Triangle Capital Corp	2,329	59,762
TriCo Bancshares	1,366	22,580
TrustCo Bank Corp NY	8,100	46,332
Trustmark Corp	5,516	134,259
Two Harbors Investment Corp REIT	23,693	278,393
UMB Financial Corp	2,744	133,578
UMH Properties Inc REIT	905	10,833
Umpqua Holdings Corp	9,526	122,790
Union First Market Bankshares Corp	1,734	26,981
United Bankshares Inc	1,794	44,689
United Community Banks Inc *	3,542	29,717
United Financial Bancorp Inc	1,304	18,869
United Fire Group Inc	1,721	43,232
Universal Health Realty Income Trust REIT	349	16,047

	Shares	Value
Universal Insurance Holdings Inc	1,547	$5,956
Univest Corp of Pennsylvania	1,447	26,046
Urstadt Biddle Properties Inc ‘A’ REIT	467	9,447
ViewPoint Financial Group	2,869	54,999
Virginia Commerce Bancorp Inc *	2,283	19,976
Virtus Investment Partners Inc *	245	21,070
Walker & Dunlop Inc *	969	14,894
Walter Investment Management Corp *	2,429	89,897
Washington Banking Co	1,313	18,605
Washington REIT	3,832	102,774
Washington Trust Bancorp Inc	1,226	32,207
Waterstone Financial Inc *	700	3,633
Webster Financial Corp	6,109	144,783
WesBanco Inc	1,990	41,213
West Bancorp Inc	1,350	16,267
West Coast Bancorp *	1,592	35,852
Westamerica Bancorp	1,070	50,343
Western Alliance Bancorp *	5,950	60,690
Western Asset Mortgage Capital Corp REIT	678	15,052
Westfield Financial Inc	2,103	15,751
Whitestone REIT	1,162	15,338
Wilshire Bancorp Inc *	5,253	33,094
Winthrop Realty Trust REIT	2,500	26,950
Wintrust Financial Corp	3,087	115,979
WSFS Financial Corp	650	26,832

		18,773,044

Health Care - 4.7%

Affymetrix Inc *	5,949	25,759
Agenus Inc *	797	3,674
Almost Family Inc *	697	14,832
Alphatec Holdings Inc *	4,635	7,648
AMAG Pharmaceuticals Inc *	364	6,457
Amedisys Inc *	2,554	35,271
AMN Healthcare Services Inc *	1,546	15,553
AmSurg Corp *	1,796	50,970
AngioDynamics Inc *	2,059	25,120
Arena Pharmaceuticals Inc *	2,102	17,489
ArthroCare Corp *	403	13,057
Assisted Living Concepts Inc ‘A’	1,641	12,521
Astex Pharmaceuticals Inc *	7,846	24,087
AVANIR Pharmaceuticals Inc ‘A’ *	904	2,893
AVEO Pharmaceuticals Inc *	235	2,446
BioScrip Inc *	2,710	24,688
Cambrex Corp *	1,224	14,358
Capital Senior Living Corp *	329	4,761
Cerus Corp *	488	1,659
Chindex International Inc *	975	10,072
Codexis Inc *	2,181	6,608
CONMED Corp	2,400	68,400
Cornerstone Therapeutics Inc *	682	3,499
Cross Country Healthcare Inc *	2,279	10,757
CryoLife Inc	2,334	15,684
Cumberland Pharmaceuticals Inc *	401	2,590
Curis Inc *	1,545	6,396
Cynosure Inc ‘A’ *	406	10,710
Cytori Therapeutics Inc *	941	4,150
Derma Sciences Inc *	736	7,640
Durata Therapeutics Inc *	171	1,607
Dynavax Technologies Corp *	1,763	8,392
Emergent BioSolutions Inc *	1,728	24,555
Enzon Pharmaceuticals Inc *	3,523	24,520
Epocrates Inc *	91	1,060
Exactech Inc *	551	9,824
ExamWorks Group Inc *	1,994	29,750
Five Star Quality Care Inc *	2,945	15,049
Gentiva Health Services Inc *	2,619	29,647
Geron Corp *	11,133	18,926
Globus Medical Inc ‘A’ *	240	4,327
Greatbatch Inc *	1,998	48,611

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Greenway Medical Technologies Inc *	133	$2,274
GTx Inc *	389	1,782
Hanger Inc *	2,892	82,509
Harvard Bioscience Inc *	1,930	8,164
HealthSouth Corp *	1,268	30,508
Healthways Inc *	2,832	33,163
Hi-Tech Pharmacal Co Inc *	558	18,475
Horizon Pharma Inc *	1,456	5,052
Hyperion Therapeutics Inc *	63	670
ICU Medical Inc *	95	5,746
Idenix Pharmaceuticals Inc *	963	4,401
ImmunoGen Inc *	1,593	23,258
Integra LifeSciences Holdings Corp *	701	28,811
InterMune Inc *	2,435	21,842
Invacare Corp	2,699	38,164
Kindred Healthcare Inc *	4,481	50,994
Lannett Co Inc *	1,360	6,569
Lexicon Pharmaceuticals Inc *	9,752	22,625
LHC Group Inc *	1,270	23,457
Magellan Health Services Inc *	2,189	112,974
Maxygen Inc	2,295	6,059
MedAssets Inc *	3,287	58,509
Mediware Information Systems *	82	1,797
Merge Healthcare Inc *	1,154	4,420
Merit Medical Systems Inc *	3,364	50,225
Molina Healthcare Inc *	2,325	58,474
Momenta Pharmaceuticals Inc *	2,421	35,274
National Healthcare Corp	893	42,632
Natus Medical Inc *	962	12,573
Nektar Therapeutics *	2,816	30,075
NPS Pharmaceuticals Inc *	2,431	22,487
NuVasive Inc *	2,758	63,186
Omnicell Inc *	2,515	34,959
Orthofix International NV * (Netherlands)	313	14,007
Owens & Minor Inc	776	23,187
Pacific Biosciences of California Inc *	3,121	5,711
Palomar Medical Technologies Inc *	1,641	15,491
Par Pharmaceutical Cos Inc *	758	37,885
PDI Inc *	769	6,129
PDL BioPharma Inc	1,617	12,435
PharMerica Corp *	2,481	31,409
PhotoMedex Inc *	154	2,165
Repligen Corp *	297	1,770
Rigel Pharmaceuticals Inc *	1,125	11,531
Rochester Medical Corp *	103	1,216
Rockwell Medical Technologies Inc *	97	792
RTI Biologics Inc *	4,424	18,448
Select Medical Holdings Corp *	2,955	33,185
Sequenom Inc *	2,311	8,158
Skilled Healthcare Group Inc ‘A’ *	129	829
Solta Medical Inc *	5,917	18,579
STERIS Corp	1,285	45,579
Sun Healthcare Group Inc *	2,170	18,369
Sunrise Senior Living Inc *	985	14,056
Supernus Pharmaceuticals Inc *	302	3,488
SurModics Inc *	856	17,308
Symmetry Medical Inc *	2,124	21,006
Targacept Inc *	2,287	11,183
TESARO Inc *	79	1,124
The Ensign Group Inc	554	16,955
The Providence Service Corp *	829	10,769
Tornier NV * (Netherlands)	388	7,353
Transcept Pharmaceuticals Inc *	932	4,949
Triple-S Management Corp ‘B’ *	1,646	34,401
Universal American Corp *	3,179	29,374
Vanguard Health Systems Inc *	350	4,330
Vical Inc *	505	2,182
ViroPharma Inc *	5,916	178,782
Vocera Communications Inc *	352	10,880
WellCare Health Plans Inc *	1,885	106,597

	Shares	Value
West Pharmaceutical Services Inc	1,034	$54,874
Wright Medical Group Inc *	3,336	73,759
XenoPort Inc *	537	6,154
XOMA Corp *	643	2,373
Young Innovations Inc	258	10,088
Zeltiq Aesthetics Inc *	848	4,783

		2,541,768

Industrials - 12.1%

A.O. Smith Corp	2,388	137,406
A123 Systems Inc *	10,290	2,572
AAR Corp	3,418	56,124
ABM Industries Inc	4,562	86,359
ACCO Brands Corp *	5,159	33,482
Accuride Corp *	3,977	18,533
Aceto Corp	1,748	16,519
Actuant Corp ‘A’	4,981	142,556
Aegion Corp *	2,867	54,932
Aerovironment Inc *	583	13,683
Air Transport Services Group Inc *	4,512	19,853
Aircastle Ltd (Bermuda)	4,975	56,367
Alamo Group Inc	585	19,761
Alaska Air Group Inc *	329	11,535
Albany International Corp ‘A’	2,333	51,256
Altra Holdings Inc	1,029	18,728
AMERCO	732	77,856
Ameresco Inc ‘A’ *	394	4,653
American Railcar Industries Inc *	800	22,672
American Reprographics Co *	2,558	10,923
American Science & Engineering Inc	587	38,513
American Superconductor Corp *	2,975	12,346
American Woodmark Corp *	683	13,639
Ampco-Pittsburgh Corp	724	13,358
API Technologies Corp *	2,738	7,858
Apogee Enterprises Inc	2,413	47,343
Applied Industrial Technologies Inc	285	11,808
Argan Inc	654	11,412
Arkansas Best Corp	2,136	16,917
Asset Acceptance Capital Corp *	1,369	10,213
Asta Funding Inc	828	7,775
Astec Industries Inc *	1,693	53,516
AT Cross Co ‘A’ *	45	449
Atlas Air Worldwide Holdings Inc *	2,235	115,393
Barnes Group Inc	4,598	114,996
Belden Inc	419	15,453
BlueLinx Holdings Inc *	1,652	3,866
Brady Corp ‘A’	4,156	121,688
Briggs & Stratton Corp	4,120	76,920
CAI International Inc *	650	13,338
Cascade Corp	736	40,289
Casella Waste Systems Inc ‘A’ *	2,031	8,693
CBIZ Inc *	3,164	19,047
CDI Corp	973	16,570
Ceco Environmental Corp	96	938
Cenveo Inc *	4,485	10,271
Ceradyne Inc	2,053	50,155
CIRCOR International Inc	1,360	51,340
Columbus McKinnon Corp *	1,632	24,660
Comfort Systems USA Inc	2,235	24,429
Compx International Inc	68	1,032
Consolidated Graphics Inc *	669	17,454
Courier Corp	846	10,338
CRA International Inc *	870	15,034
Cubic Corp	623	31,187
Curtiss-Wright Corp	3,970	129,819
Deluxe Corp	1,421	43,426
DigitalGlobe Inc *	938	19,126
Dollar Thrifty Automotive Group Inc *	1,126	97,883
Douglas Dynamics Inc	1,872	27,687
Dycom Industries Inc *	364	5,234

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Dynamic Materials Corp	722	$10,844
Edgen Group Inc *	929	7,200
EMCOR Group Inc	5,658	161,479
Encore Capital Group Inc *	391	11,050
Encore Wire Corp	1,427	41,754
Energy Recovery Inc *	3,680	10,893
EnergySolutions Inc *	4,839	13,210
EnerNOC Inc *	1,284	16,666
EnerSys *	2,583	91,154
Ennis Inc	2,203	36,151
Enphase Energy Inc *	161	667
EnPro Industries Inc *	817	29,420
ESCO Technologies Inc	1,537	59,712
Esterline Technologies Corp *	2,594	145,627
Federal Signal Corp *	4,743	29,976
Flow International Corp *	3,193	11,814
Franklin Covey Co *	343	4,116
Franklin Electric Co Inc	102	6,170
FreightCar America Inc	1,006	17,897
FTI Consulting Inc *	3,542	94,501
FuelCell Energy Inc *	9,521	8,378
Furmanite Corp *	3,156	17,926
G&K Services Inc ‘A’	1,603	50,190
Genco Shipping & Trading Ltd *	2,618	9,634
GenCorp Inc *	1,046	9,927
Generac Holdings Inc	1,138	26,049
GeoEye Inc *	1,276	33,725
Gibraltar Industries Inc *	2,578	33,050
Global Power Equipment Group Inc	1,447	26,755
GP Strategies Corp *	139	2,685
Granite Construction Inc	3,278	94,144
Great Lakes Dredge & Dock Co	4,460	34,342
Griffon Corp	3,860	39,758
H&E Equipment Services Inc	1,080	13,090
Hardinge Inc	980	10,045
Hawaiian Holdings Inc *	1,996	11,158
Heartland Express Inc	911	12,171
Heidrick & Struggles International Inc	1,517	19,327
Hill International Inc *	1,795	7,826
HNI Corp	214	5,459
Houston Wire & Cable Co	964	10,373
Hudson Global Inc *	2,823	12,591
Hurco Cos Inc *	539	12,332
ICF International Inc *	1,681	33,788
II-VI Inc *	661	12,572
Insteel Industries Inc	1,408	16,516
International Shipholding Corp	450	7,591
Intersections Inc	265	2,793
JetBlue Airways Corp *	19,792	94,804
Kadant Inc *	984	22,819
Kaydon Corp	2,715	60,653
Kelly Services Inc ‘A’	2,256	28,426
Kforce Inc *	204	2,405
Kimball International Inc ‘B’	2,757	33,691
Knoll Inc	1,223	17,061
Korn/Ferry International *	4,051	62,102
Kratos Defense & Security Solutions Inc *	3,379	19,733
Layne Christensen Co *	1,680	32,945
LB Foster Co ‘A’	767	24,805
LMI Aerospace Inc *	669	13,674
LSI Industries Inc	1,660	11,188
Lydall Inc *	1,443	20,332
Marten Transport Ltd	1,309	22,999
McGrath RentCorp	1,018	26,560
Meritor Inc *	6,211	26,335
Met-Pro Corp	1,145	10,248
Metalico Inc *	3,383	8,660
Michael Baker Corp *	728	17,370
Miller Industries Inc	926	14,862
Mobile Mini Inc *	3,242	54,174

	Shares	Value
Moog Inc ‘A’ *	3,399	$128,720
Mueller Industries Inc	1,917	87,166
Mueller Water Products Inc ‘A’	4,611	22,594
Multi-Color Corp	1,066	24,689
MYR Group Inc *	772	15,401
National Presto Industries Inc	375	27,330
Navigant Consulting Inc *	4,384	48,443
NCI Building Systems Inc *	1,522	15,266
NL Industries Inc	573	6,584
NN Inc *	1,449	12,302
Northwest Pipe Co *	789	19,449
Orbital Sciences Corp *	5,000	72,800
Orion Marine Group Inc *	2,288	17,000
Pacer International Inc *	2,626	10,451
Park-Ohio Holdings Corp *	46	997
Patriot Transportation Holding Inc *	532	14,832
Pendrell Corp *	13,271	14,996
Performant Financial Corp *	366	3,905
PGT Inc *	803	2,634
Pike Electric Corp *	1,448	11,512
PMFG Inc *	1,761	14,246
Powell Industries Inc *	428	16,551
Preformed Line Products Co	176	9,559
Primoris Services Corp	1,844	24,064
Quad/Graphics Inc	2,125	36,040
Quality Distribution Inc *	1,125	10,406
Quanex Building Products Corp	3,129	58,950
RailAmerica Inc *	212	5,824
Rand Logistics Inc *	1,408	10,602
Republic Airways Holdings Inc *	1,849	8,561
Resources Connection Inc	3,603	47,235
Rexnord Corp *	1,941	35,365
Roadrunner Transportation Systems Inc *	506	8,187
Robbins & Myers Inc	1,923	114,611
RPX Corp *	157	1,760
Rush Enterprises Inc ‘A’ *	2,811	54,140
Saia Inc *	1,103	22,214
Schawk Inc	1,005	13,115
Seaboard Corp *	26	58,763
SeaCube Container Leasing Ltd (Bermuda)	795	14,906
SIFCO Industries Inc	137	2,493
Simpson Manufacturing Co Inc	3,043	87,091
SkyWest Inc	4,052	41,857
Standex International Corp	827	36,760
Steelcase Inc ‘A’	5,572	54,884
Sterling Construction Co Inc *	1,226	12,235
Swisher Hygiene Inc *	9,507	13,120
SYKES Enterprises Inc *	3,286	44,164
Sypris Solutions Inc	290	2,071
TAL International Group Inc	1,229	41,761
Teledyne Technologies Inc *	2,027	128,492
Tetra Tech Inc *	991	26,024
The Dolan Co *	2,573	13,843
The Eastern Co	525	9,838
The Geo Group Inc	5,202	143,939
The Greenbrier Cos Inc *	1,931	31,166
The Keyw Holding Corp *	903	11,287
TMS International Corp ‘A’ *	533	5,277
TRC Cos Inc *	241	1,812
TriMas Corp *	217	5,232
TrueBlue Inc *	927	14,572
Tutor Perini Corp *	3,019	34,537
Twin Disc Inc	722	12,924
UniFirst Corp	1,228	82,018
United Stationers Inc	3,242	84,357
Universal Forest Products Inc	1,673	69,496
Universal Truckload Services Inc	455	7,266
US Ecology Inc	581	12,538
Viad Corp	1,718	35,837
Vicor Corp	1,379	9,198

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
VSE Corp	337	$8,253
WageWorks Inc *	203	3,542
Watts Water Technologies Inc ‘A’	2,407	91,057
Werner Enterprises Inc	519	11,091
Wesco Aircraft Holdings Inc *	1,114	15,217
Willis Lease Finance Corp *	424	5,232
Zipcar Inc *	387	3,011

		6,543,187

Information Technology - 11.6%

Accelrys Inc *	4,709	40,780
Actuate Corp *	296	2,081
Acxiom Corp *	6,516	119,047
Advanced Energy Industries Inc *	3,366	41,469
Aeroflex Holding Corp *	1,651	10,946
Agilysys Inc *	1,241	10,673
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,436	12,364
Amkor Technology Inc *	6,363	27,997
ANADIGICS Inc *	5,979	8,311
Anaren Inc *	1,029	20,570
Anixter International Inc	936	53,783
Applied Micro Circuits Corp *	5,245	26,540
ARRIS Group Inc *	8,339	106,656
Aspen Technology Inc *	442	11,426
ATMI Inc *	2,538	47,131
Audience Inc *	423	2,623
AuthenTec Inc *	329	2,635
AVG Technologies NV * (Netherlands)	59	566
Aviat Networks Inc *	5,195	12,364
Avid Technology Inc *	2,582	24,426
Aware Inc	164	1,033
Axcelis Technologies Inc *	9,178	9,637
AXT Inc *	2,754	9,308
Bankrate Inc *	482	7,510
Bazaarvoice Inc *	48	727
Bel Fuse Inc ‘B’	891	16,644
Benchmark Electronics Inc *	4,893	74,716
Black Box Corp	1,490	38,010
Blucora Inc *	2,866	51,043
Bottomline Technologies Inc *	2,106	51,997
Brightcove Inc *	33	385
Brightpoint Inc *	5,877	52,775
Brooks Automation Inc	5,638	45,273
CACI International Inc ‘A’ *	1,771	91,720
Calix Inc *	2,169	13,882
Ceva Inc *	479	6,888
Checkpoint Systems Inc *	3,410	28,235
CIBER Inc *	6,161	21,379
Ciena Corp *	2,052	27,907
Coherent Inc *	1,422	65,213
Cohu Inc	2,066	19,400
Computer Task Group Inc *	308	4,983
Comtech Telecommunications Corp	1,515	41,875
Convergys Corp	9,886	154,914
CSG Systems International Inc *	1,235	27,775
CTS Corp	2,877	28,971
Cymer Inc *	1,814	92,623
Daktronics Inc	2,331	22,168
DealerTrack Holdings Inc *	386	10,750
Demand Media Inc *	648	7,044
Demandware Inc *	31	984
Digi International Inc *	2,173	22,078
Digital River Inc *	3,115	51,896
Diodes Inc *	3,008	51,166
DSP Group Inc *	1,907	11,328
E2open Inc *	117	1,589
Earthlink Inc	8,963	63,817
Ebix Inc	599	14,142
Echelon Corp *	1,495	5,741

	Shares	Value
Electro Rent Corp	1,440	$25,474
Electro Scientific Industries Inc	1,928	23,560
Electronics for Imaging Inc *	3,623	60,178
Eloqua Inc *	221	4,365
Emulex Corp *	7,352	53,008
Entegris Inc *	11,617	94,446
Entropic Communications Inc *	7,467	43,458
Envivio Inc *	526	1,157
EPIQ Systems Inc	2,432	32,637
ePlus Inc *	331	12,982
Euronet Worldwide Inc *	4,299	80,778
Exa Corp *	142	1,541
Exar Corp *	2,722	21,776
Fabrinet * (Cayman)	1,864	21,604
FEI Co	198	10,593
Finisar Corp *	7,720	110,396
First Solar Inc *	5,103	113,006
FormFactor Inc *	4,187	23,405
FSI International Inc *	3,365	20,863
Gerber Scientific Inc Escrow Shares * + r	1,382	14
Globecomm Systems Inc *	431	4,806
Glu Mobile Inc *	359	1,662
GSI Group Inc * (Canada)	2,330	20,760
GSI Technology Inc *	1,743	8,628
GT Advanced Technologies Inc *	1,528	8,328
Harmonic Inc *	9,976	45,291
Imation Corp *	2,572	14,377
Immersion Corp *	148	810
Infinera Corp *	944	5,173
Infoblox Inc *	37	860
Inphi Corp *	1,185	12,632
Insight Enterprises Inc *	3,763	65,777
Integrated Device Technology Inc *	12,062	70,924
Integrated Silicon Solution Inc *	2,317	21,455
Intermec Inc *	4,420	27,448
Internap Network Services Corp *	2,203	15,531
International Rectifier Corp *	5,856	97,737
Intersil Corp ‘A’	10,814	94,622
Intevac Inc *	1,959	11,969
IntraLinks Holdings Inc *	3,059	20,006
iPass Inc *	396	871
IXYS Corp *	2,078	20,614
j2 Global Inc	670	21,989
JDA Software Group Inc *	2,779	88,317
Kemet Corp *	3,801	16,724
Key Tronic Corp *	740	7,341
Keynote Systems Inc	1,321	19,128
KIT Digital Inc *	4,582	13,746
Kopin Corp *	5,656	21,267
KVH Industries Inc *	192	2,590
Lattice Semiconductor Corp *	10,004	38,315
Limelight Networks Inc *	5,082	11,892
Littelfuse Inc	175	9,894
Loral Space & Communications Inc	51	3,626
LTX-Credence Corp *	4,140	23,805
M/A-COM Technology Solutions Holdings Inc *	426	5,410
ManTech International Corp ‘A’	1,957	46,968
Marchex Inc ‘B’	1,915	7,315
Market Leader Inc *	320	2,144
Mattersight Corp *	64	379
Mattson Technology Inc *	5,012	4,862
MaxLinear Inc ‘A’ *	1,507	10,082
Measurement Specialties Inc *	149	4,914
MeetMe Inc *	1,444	4,115
MEMC Electronic Materials Inc *	15,147	41,654
Mentor Graphics Corp *	3,624	56,099
Mercury Computer Systems Inc *	2,621	27,835
Methode Electronics Inc	3,134	30,431
Millennial Media Inc *	64	918

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Mindspeed Technologies Inc *	3,050	$10,553
MIPS Technologies Inc *	941	6,954
MKS Instruments Inc	4,447	113,354
ModusLink Global Solutions Inc *	3,349	12,358
MoneyGram International Inc *	1,304	19,482
Monster Worldwide Inc *	10,254	75,162
MoSys Inc *	2,843	11,486
Multi-Fineline Electronix Inc *	588	13,259
Nanometrics Inc *	1,983	27,385
NeoPhotonics Corp *	1,623	9,478
NETGEAR Inc *	1,777	67,775
Newport Corp *	3,237	35,801
Oclaro Inc *	6,209	16,764
OCZ Technology Group Inc *	5,777	20,046
OmniVision Technologies Inc *	4,422	61,709
Oplink Communications Inc *	1,603	26,514
Park Electrochemical Corp	1,771	43,974
PC Connection Inc	750	8,632
PCTEL Inc	1,536	10,829
Peregrine Semiconductor Corp *	349	5,912
Perficient Inc *	619	7,471
Pericom Semiconductor Corp *	2,003	17,396
Pervasive Software Inc *	1,025	8,815
Photronics Inc *	5,135	27,575
Plantronics Inc	2,397	84,686
Plexus Corp *	1,669	50,554
PLX Technology Inc *	343	1,979
Power-One Inc *	5,688	31,853
Progress Software Corp *	5,326	113,923
Proofpoint Inc *	34	505
QAD Inc ‘A’ *	49	665
QLogic Corp *	6,227	71,112
Quantum Corp *	18,695	30,099
QuickLogic Corp *	517	1,448
QuinStreet Inc *	2,749	23,064
Radisys Corp *	1,923	6,923
Rambus Inc *	8,668	48,021
RealD Inc *	521	4,658
RealNetworks Inc *	1,872	15,575
RF Micro Devices Inc *	20,704	81,781
Richardson Electronics Ltd	1,072	12,725
Rofin-Sinar Technologies Inc *	2,419	47,727
Rogers Corp *	789	33,422
Rosetta Stone Inc *	453	5,776
Rubicon Technology Inc *	1,439	13,786
Rudolph Technologies Inc *	2,711	28,465
Sanmina-SCI Corp *	6,929	58,827
Sapiens International Corp NV * (Netherlands)	1,162	4,230
ScanSource Inc *	2,339	74,895
SeaChange International Inc *	2,398	18,824
ShoreTel Inc *	480	1,963
Sigma Designs Inc *	2,770	18,310
Silicon Graphics International Corp *	2,555	23,250
Silicon Image Inc *	1,164	5,343
Sonus Networks Inc *	16,355	30,747
Spansion Inc ‘A’ *	4,084	48,681
SS&C Technologies Holdings Inc *	2,078	52,386
STEC Inc *	3,005	20,284
STR Holdings Inc *	2,568	7,961
SunPower Corp *	1,786	8,055
Super Micro Computer Inc *	254	3,056
Supertex Inc *	866	15,484
support.com Inc *	1,245	5,266
Sycamore Networks Inc *	1,739	26,781
Symmetricom Inc *	3,507	24,444
Synacor Inc *	39	296
SYNNEX Corp *	2,229	72,621
TechTarget Inc *	1,299	7,677
TeleNav Inc *	1,370	8,179

	Shares	Value
TeleTech Holdings Inc *	1,932	$32,941
Tellabs Inc	30,989	109,701
Telular Corp	580	5,742
Tessco Technologies Inc	230	4,869
Tessera Technologies Inc	4,402	60,219
TiVo Inc *	5,270	54,966
TriQuint Semiconductor Inc *	14,293	72,180
TTM Technologies Inc *	4,504	42,473
Ultra Clean Holdings Inc *	1,979	11,300
Unisys Corp *	1,819	37,872
United Online Inc	7,712	42,570
Unwired Planet Inc *	542	1,041
ValueClick Inc *	2,550	43,834
VASCO Data Security International Inc *	1,320	12,382
Veeco Instruments Inc *	2,445	73,399
Viasystems Group Inc *	322	5,571
Vishay Precision Group Inc *	1,013	14,162
WebMD Health Corp *	4,267	59,866
Westell Technologies Inc ‘A’ *	4,103	8,780
Zygo Corp *	1,120	20,485

		6,296,540

Materials - 5.3%

A. Schulman Inc	2,513	59,860
A.M. Castle & Co *	1,476	18,435
AK Steel Holding Corp	7,802	37,450
AMCOL International Corp	123	4,167
Boise Inc	8,510	74,548
Buckeye Technologies Inc	1,388	44,499
Calgon Carbon Corp *	759	10,861
Century Aluminum Co *	4,349	31,095
Chase Corp	540	9,920
Chemtura Corp *	2,549	43,894
Clearwater Paper Corp *	399	16,483
Coeur d’Alene Mines Corp *	4,487	129,360
Ferro Corp *	7,308	25,066
FutureFuel Corp	1,631	19,751
General Moly Inc *	4,837	15,333
Georgia Gulf Corp	1,065	38,574
Globe Specialty Metals Inc	4,859	73,954
Gold Reserve Inc * (Canada)	3,874	12,552
Golden Minerals Co *	2,888	15,075
Golden Star Resources Ltd (XASE) * (Canada)	21,838	43,021
Graphic Packaging Holding Co *	14,180	82,386
Handy & Harman Ltd *	65	961
Haynes International Inc	182	9,491
Hecla Mining Co	24,142	158,130
Horsehead Holding Corp *	3,714	34,689
Innospec Inc *	1,717	58,241
Kaiser Aluminum Corp	1,635	95,468
KapStone Paper and Packaging Corp *	3,414	76,439
Kraton Performance Polymers Inc *	2,730	71,253
Landec Corp *	1,630	18,664
Louisiana-Pacific Corp *	11,668	145,850
LSB Industries Inc *	672	29,481
Materion Corp	1,574	37,461
McEwen Mining Inc *	16,690	76,607
Metals USA Holdings Corp *	736	9,840
Minerals Technologies Inc	1,498	106,253
Neenah Paper Inc	530	15,179
Olin Corp	2,134	46,372
Olympic Steel Inc	756	12,761
OM Group Inc *	2,741	50,818
PH Glatfelter Co	3,000	53,430
PolyOne Corp	1,624	26,910
Quaker Chemical Corp	796	37,149
Resolute Forest Products *	6,835	88,855
Revett Minerals Inc * (Canada)	2,111	7,515
RTI International Metals Inc *	2,559	61,262

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Schnitzer Steel Industries Inc ‘A’	2,138	$60,185
Schweitzer-Mauduit International Inc	682	22,499
Sensient Technologies Corp	4,229	155,458
Spartech Corp *	2,615	13,990
Stepan Co	39	3,749
Stillwater Mining Co *	9,814	115,707
SunCoke Energy Inc *	1,733	27,936
Texas Industries Inc *	1,912	77,723
TPC Group Inc *	305	12,447
Tredegar Corp	2,037	36,136
UFP Technologies Inc *	462	8,127
United States Lime & Minerals Inc *	11	530
Universal Stainless & Alloy Products Inc *	578	21,473
Vista Gold Corp * (Canada)	4,880	17,714
Wausau Paper Corp	173	1,602
Worthington Industries Inc	4,431	95,976
Zep Inc	1,089	16,466
Zoltek Cos Inc *	2,321	17,849

		2,840,930

Telecommunication Services - 0.6%

Cbeyond Inc *	2,229	21,978
Cincinnati Bell Inc *	10,784	61,469
Consolidated Communications Holdings Inc	1,283	22,055
Fairpoint Communications Inc *	356	2,691
Hawaiian Telcom Holdco Inc *	898	15,922
IDT Corp ‘B’	144	1,479
inContact Inc *	357	2,328
Iridium Communications Inc *	3,595	26,315
Leap Wireless International Inc *	3,370	22,983
magicJack VocalTec Ltd * (Israel)	396	9,714
Neutral Tandem Inc *	2,380	22,324
ORBCOMM Inc *	1,503	5,621
Premiere Global Services Inc *	3,255	30,434
Shenandoah Telecommunications Co	2,034	35,798
USA Mobility Inc	1,910	22,672
Vonage Holdings Corp *	7,549	17,212

		320,995

Utilities - 6.6%

ALLETE Inc	3,236	135,071
American DG Energy Inc *	228	590
American States Water Co	1,435	63,757
Artesian Resources Corp ‘A’	634	14,728
Atlantic Power Corp (Canada)	8,785	131,424
Avista Corp	4,979	128,159
Black Hills Corp	3,738	132,961
Cadiz Inc *	82	796
California Water Service Group	1,775	33,104
CH Energy Group Inc	1,256	81,904
Chesapeake Utilities Corp	810	38,362
Cleco Corp	5,156	216,449
Connecticut Water Service Inc	258	8,230
Consolidated Water Co Ltd (Cayman)	1,236	10,222
Delta Natural Gas Co Inc	583	11,287
El Paso Electric Co	3,388	116,039
Genie Energy Ltd ‘B’	1,279	9,170
GenOn Energy Inc *	65,458	165,609
IDACORP Inc	4,240	183,465
MGE Energy Inc	1,960	103,860
Middlesex Water Co	1,325	25,387
New Jersey Resources Corp	3,526	161,209
Northwest Natural Gas Co	2,276	112,070
NorthWestern Corp	3,079	111,552
Ormat Technologies Inc	1,074	20,137
Otter Tail Corp	2,884	68,812
Piedmont Natural Gas Co Inc	5,580	181,238
PNM Resources Inc	6,733	141,595
Portland General Electric Co	6,393	172,867
SJW Corp	821	20,821

	Shares	Value
South Jersey Industries Inc	2,016	$106,707
Southwest Gas Corp	3,912	172,910
The Empire District Electric Co	3,563	76,783
The Laclede Group Inc	1,919	82,517
UIL Holdings Corp	4,288	153,768
Unitil Corp	1,145	31,167
UNS Energy Corp	3,402	142,408
WGL Holdings Inc	4,374	176,053
York Water Co	268	4,915

		3,548,103

Total Common Stocks (Cost $48,020,351)		51,585,039

EXCHANGE-TRADED FUND - 2.3%

iShares Russell 2000 Value Index Fund	17,071	1,262,230

Total Exchange-Traded Fund (Cost $1,228,481)		1,262,230

CLOSED-END MUTUAL FUND - 0.0%

Firsthand Technology Value Fund Inc *	723	12,609

Total Closed-End Mutual Fund (Cost $13,740)		12,609

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $1,015,497; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $1,040,124)	$1,015,496	1,015,496

Total Short-Term Investment (Cost $1,015,496)		1,015,496

TOTAL INVESTMENTS - 99.6% (Cost $50,278,068)		53,875,374

OTHER ASSETS & LIABILITIES, NET - 0.4%		199,965

NET ASSETS - 100.0%		$54,075,339

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $14 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(c)	As of September 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2012, $122,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation
Russell 2000 Mini (12/12)	14	$1,169,858	($1,698)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$6,064,737	$6,064,737	$-	$-
	Consumer Staples	1,324,618	1,324,618	-	-
	Energy	3,331,117	3,331,117	-	-
	Financials	18,773,044	18,773,044	-	-
	Health Care	2,541,768	2,541,768	-	-
	Industrials	6,543,187	6,543,187	-	-
	Information Technology	6,296,540	6,296,526	-	14
	Materials	2,840,930	2,840,930	-	-
	Telecommunication Services	320,995	320,995	-	-
	Utilities	3,548,103	3,548,103	-	-

		51,585,039	51,585,025	-	14
	Exchange-Traded Fund	1,262,230	1,262,230	-	-
	Closed-End Mutual Fund	12,609	12,609	-	-
	Short-Term Investment	1,015,496	-	1,015,496	-

	Total Assets	53,875,374	52,859,864	1,015,496	14

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,698)	(1,698)	-	-

	Total Liabilities	(1,698)	(1,698)	-	-

	Total	$53,873,676	$52,858,166	$1,015,496	$14

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2012:

Common Stocks
Value, Beginning of Period	$14
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$14

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about Level 3 fair value measurements as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$14	Value determined by a valuation committee established under the Fund Procedures (See Note 1C to Supplemental Notes to Schedule of Investments)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Malaysia - 0.0%

YTL Corp Bhd Exp. 10/17/12 *r	7,507	$700

South Africa - 0.0%

Mediclinic International Ltd Exp. 10/05/12 *	701	1,032

Thailand - 0.0%

Krung Thai Bank PCL Exp. 10/11/12 *r	20,475	3,792

Total Rights (Cost $0)		5,524

PREFERRED STOCKS - 6.3%

Brazil - 6.2%

AES Tiete SA	2,800	31,491
Banco Bradesco SA	1,300	20,886
Banco Bradesco SA ADR	20,546	330,174
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	44,221
Braskem SA ADR	2,100	29,631
Centrais Eletricas Brasileiras SA ‘B’	3,500	31,474
Centrais Eletricas Brasileiras SA ADR	800	7,224
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	63,154
Cia de Bebidas das Americas ADR	9,650	369,306
Cia Energetica de Minas Gerais	3,987	48,342
Cia Energetica de Sao Paulo ‘B’	3,500	37,378
Gerdau SA	4,561	43,377
Gerdau SA ADR	6,842	65,067
Gol Linhas Aereas Inteligentes SA ADR *	1,192	6,842
Itau Unibanco Holding SA	2,700	40,741
Itau Unibanco Holding SA ADR	26,300	401,864
Klabin SA	10,800	56,471
Lojas Americanas SA	6,124	47,937
Petroleo Brasileiro SA	882	9,733
Petroleo Brasileiro SA ADR	28,054	619,152
Telefonica Brasil SA	1,800	39,325
Ultrapar Participacoes SA ADR	3,200	71,392
Usinas Siderurgicas de Minas Gerais SA ‘A’	7,505	37,465
Vale SA	500	8,699
Vale SA ADR	26,506	460,144

		2,921,490

Colombia - 0.1%

BanColombia SA ADR	800	47,768

Total Preferred Stocks (Cost $3,134,503)		2,969,258

COMMON STOCKS - 92.6%

Bermuda - 0.9%

Brilliance China Automotive Holdings Ltd *	60,000	65,979
China Resources Gas Group Ltd	26,000	53,092
COSCO Pacific Ltd	24,182	33,921
Credicorp Ltd	788	98,721
Kunlun Energy Co Ltd	54,000	94,481
VimpelCom Ltd ADR	6,000	71,400

		417,594

	Shares	Value
Brazil - 6.5%

AES Tiete SA	1,400	$12,686
All America Latina Logistica SA	3,300	13,641
Amil Participacoes SA	3,700	44,442
Banco Bradesco SA	5,043	66,394
Banco do Brasil SA	8,337	101,989
Banco Santander Brasil SA ADR	13,939	102,730
BM&FBOVESPA SA	23,127	139,749
BR Malls Participacoes SA	4,100	56,932
BRF - Brasil Foods SA ADR	7,300	126,290
CCR SA	9,200	83,275
Centrais Eletricas Brasileiras SA ADR	2,651	15,720
CETIP SA - Mercados Organizados	2,800	36,739
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	105,573
Cia Hering	2,200	49,735
Cia Paranaense de Energia ADR	2,200	36,124
Cia Siderurgica Nacional SA ADR	8,700	48,981
Cielo SA	4,100	102,316
Cosan SA Industria e Comercio	3,876	70,800
CPFL Energia SA ADR	1,160	25,416
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	35,191
Duratex SA	3,000	19,667
EcoRodovias Infraestrutura e Logistica SA	6,000	52,238
Embraer SA ADR	2,500	66,550
Fibria Celulose SA ADR *	2,900	27,086
Hypermarcas SA *	6,300	46,273
Itau Unibanco Holding SA	2,600	34,949
JBS SA *	10,139	33,609
Localiza Rent a Car SA	2,700	47,414
Lojas Americanas SA	2,084	15,007
Lojas Renner SA	1,600	53,590
MRV Engenharia e Participacoes SA	6,400	38,294
Multiplan Empreendimentos Imobiliarios SA	700	20,611
Natura Cosmeticos SA	1,821	49,629
Odontoprev SA	7,400	41,431
OGX Petroleo e Gas Participacoes SA *	10,000	30,337
Oi SA	1,200	5,872
Oi SA ADR	15,540	62,471
Oi SA ADR ‘C’	1,164	5,773
Petroleo Brasileiro SA	4,478	51,468
Petroleo Brasileiro SA ADR	18,686	428,657
Porto Seguro SA	2,300	23,133
Raia Drogasil SA	3,300	37,912
Souza Cruz SA	4,300	58,330
Telefonica Brasil SA ADR	1,590	34,567
Tim Participacoes SA	7,200	27,809
Totvs SA	1,828	37,971
Tractebel Energia SA	2,200	34,727
Transmissora Alianca de Energia Eletrica SA	400	14,502
Vale SA ADR	17,478	312,856
Weg SA	3,200	37,284

		3,024,740

Cayman - 2.6%

Agile Property Holdings Ltd	10,000	11,265
Belle International Holdings Ltd	63,000	113,155
China Mengniu Dairy Co Ltd	29,000	87,077
China Resources Cement Holdings Ltd	52,000	30,163
China Resources Land Ltd	30,000	65,774
Country Garden Holdings Co Ltd *	65,044	25,297
ENN Energy Holdings Ltd	10,000	42,097
Eurasia Drilling Co Ltd GDR ~	1,015	33,616
Evergrande Real Estate Group Ltd	38,000	14,999
GCL-Poly Energy Holdings Ltd	89,000	13,572
Geely Automobile Holdings Ltd	145,000	55,068
Hengan International Group Co Ltd	6,000	56,631
Longfor Properties Co Ltd	31,500	48,584

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Parkson Retail Group Ltd	47,500	$39,699
Shimao Property Holdings Ltd	24,926	42,651
Soho China Ltd	8,500	5,220
Tencent Holdings Ltd	11,100	377,230
Tingyi Holding Corp	18,000	53,975
Want Want China Holdings Ltd	89,000	113,726

		1,229,799

Chile - 2.3%

Aguas Andinas SA ‘A’	15,289	10,250
Banco de Chile ADR	770	64,218
Banco de Credito e Inversiones	840	53,108
Banco Santander Chile SA ADR	600	43,944
CAP SA	1,029	35,858
Cencosud SA	15,223	92,265
Cia Cervecerias Unidas SA ADR	800	57,064
Cia General de Electricidad SA	3,373	14,933
Colbun SA *	179,217	50,438
Corpbanca SA	3,670,204	44,490
E.CL SA	14,388	35,179
Empresa Nacional de Electricidad SA ADR	1,700	81,532
Empresas CMPC SA	13,812	53,897
Empresas COPEC SA	5,905	87,140
Enersis SA ADR	4,200	68,838
ENTEL Chile SA	966	20,139
Latam Airlines Group SA ADR	4,238	107,137
SACI Falabella	4,670	47,059
Sigdo Koppers SA	8,610	20,946
Sociedad Matriz SAAM SA *	95,113	10,226
Sociedad Quimica y Minera de Chile SA ADR	1,300	80,132

		1,078,793

China - 8.3%

Agricultural Bank of China Ltd ‘H’	254,000	98,800
Aluminum Corp of China Ltd ADR *	2,300	23,299
Anhui Conch Cement Co Ltd ‘H’	12,000	37,246
Bank of China Ltd ‘H’	957,400	364,154
Bank of Communications Co Ltd ‘H’	87,925	59,430
BBMG Corp ‘H’	36,500	27,863
BYD Co Ltd ‘H’ *	11,000	19,101
China BlueChemical Ltd ‘H’	22,000	12,906
China Citic Bank Corp Ltd ‘H’	105,000	49,461
China Coal Energy Co Ltd ‘H’	52,000	47,197
China Communications Construction Co Ltd ‘H’	42,000	33,806
China Communications Services Corp Ltd ‘H’	68,000	39,546
China Construction Bank Corp ‘H’	789,340	545,453
China COSCO Holdings Co Ltd ‘H’ *	8,500	3,466
China Life Insurance Co Ltd ‘H’	17,000	48,972
China Life Insurance Co Ltd ADR	4,353	188,790
China Longyuan Power Group Corp ‘H’	30,000	19,660
China Merchants Bank Co Ltd ‘H’	32,300	54,088
China Minsheng Banking Corp Ltd ‘H’	43,500	34,180
China National Building Material Co Ltd ‘H’	20,000	22,006
China Oilfield Services Ltd ‘H’	14,000	25,417
China Pacific Insurance Group Co Ltd ‘H’	12,200	36,711
China Petroleum & Chemical Corp ‘H’	94,000	87,335
China Petroleum & Chemical Corp ADR	1,400	129,388
China Railway Construction Corp Ltd ‘H’	70,000	62,916
China Railway Group Ltd ‘H’	115,000	50,138
China Shenhua Energy Co Ltd ‘H’	33,500	128,897
China Shipping Container Lines Co Ltd ‘H’ *	95,000	19,226
China Shipping Development Co Ltd ‘H’	24,000	9,916
China Telecom Corp Ltd ADR	1,100	63,767
CSR Corp Ltd ‘H’	40,000	26,346
Dongfeng Motor Group Co Ltd ‘H’	28,000	32,573
Great Wall Motor Co Ltd ‘H’	31,000	81,607
Guangzhou Automobile Group Co Ltd ‘H’	42,000	27,461
Guangzhou R&F Properties Co Ltd ‘H’	40,000	46,038
Huaneng Power International Inc ‘H’	86,000	65,296
Industrial & Commercial Bank of China ‘H’	775,045	455,750

	Shares	Value
Jiangxi Copper Co Ltd ‘H’	15,000	$37,750
Maanshan Iron & Steel ‘H’ *	60,000	13,990
PetroChina Co Ltd ‘H’	70,000	90,889
PetroChina Co Ltd ADR	1,750	226,030
PICC Property & Casualty Co Ltd ‘H’	16,000	19,564
Ping An Insurance Group Co ‘H’	17,000	128,006
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	67,183
Sinopec Shanghai Petrochemical Co Ltd ADR	619	15,828
Sinopharm Group Co Ltd ‘H’	2,000	6,393
Weichai Power Co Ltd ‘H’	7,200	22,020
Yanzhou Coal Mining Co Ltd ADR	1,600	23,920
Zhaojin Mining Industry Co Ltd ‘H’	29,000	52,180
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	20,441
Zijin Mining Group Co Ltd ‘H’	112,000	45,053
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	41,538
ZTE Corp ‘H’	12,000	19,106

		3,908,097

Colombia - 0.3%

Ecopetrol SA ADR	2,328	137,189

Czech Republic - 0.4%

CEZ AS	3,220	120,105
Komercni Banka AS	225	44,899
Telefonica Czech Republic AS	1,470	29,722

		194,726

Egypt - 0.3%

Commercial International Bank SAE GDR	5,790	31,972
Orascom Construction Industries GDR	1,234	57,443
Orascom Telecom Holding SAE GDR *	16,470	51,073

		140,488

Hong Kong - 3.3%

Beijing Enterprises Holdings Ltd	9,500	63,293
China Agri-Industries Holdings Ltd	19,000	10,718
China Everbright Ltd	8,000	9,946
China Merchants Holdings International Co Ltd	14,000	43,047
China Mobile Ltd	9,000	99,795
China Mobile Ltd ADR	9,949	550,777
China Overseas Land & Investment Ltd	34,000	86,410
China Resources Enterprise Ltd	10,000	33,259
China Resources Power Holdings Co Ltd	10,000	21,848
China Taiping Insurance Holdings Co Ltd *	15,400	23,992
China Unicom Ltd	10,000	16,305
China Unicom Ltd ADR	5,300	86,443
Citic Pacific Ltd	11,000	13,108
CNOOC Ltd	40,000	81,163
CNOOC Ltd ADR	1,380	279,767
Fosun International Ltd	71,500	34,390
Lenovo Group Ltd	72,000	59,624
Shanghai Industrial Holdings Ltd	5,169	15,314
Sino-Ocean Land Holdings Ltd	25,000	14,126

		1,543,325

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	390	32,350
OTP Bank PLC	4,369	76,928
Richter Gedeon Nyrt	182	31,843

		141,121

India - 8.1%

ABB Ltd (XNSE)	2,249	33,994
ACC Ltd	728	20,246
Adani Enterprises Ltd	1,199	4,567
Adani Ports & Special Economic Zone	9,699	23,381
Adani Power Ltd *	10,755	10,807

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Ambuja Cements Ltd	13,048	$49,959
Asian Paints Ltd	642	47,906
Axis Bank Ltd	4,230	90,774
Bajaj Auto Ltd	565	19,533
Bank of India	6,327	37,245
Bharat Heavy Electricals Ltd	6,715	31,317
Bharti Airtel Ltd	15,159	76,354
Bosch Ltd	146	24,556
Cairn India Ltd *	5,368	33,625
Cipla Ltd	9,033	65,031
DLF Ltd	14,014	61,815
Dr Reddy’s Laboratories Ltd ADR	1,900	58,634
Federal Bank Ltd	1,667	14,100
GAIL India Ltd	5,282	38,381
GAIL India Ltd GDR	280	11,415
Godrej Consumer Products Ltd	2,985	37,856
HCL Technologies Ltd	2,226	24,234
HDFC Bank Ltd	19,271	228,982
Hero MotoCorp Ltd	938	33,239
Hindalco Industries Ltd	15,938	36,382
Hindustan Unilever Ltd	13,439	138,945
Hindustan Zinc Ltd	9,344	24,201
ICICI Bank Ltd ADR	4,200	168,588
Idea Cellular Ltd *	30,201	48,938
IDFC Ltd	16,783	48,925
Indian Oil Corp Ltd	7,289	34,565
Infosys Ltd ADR	6,000	291,240
ITC Ltd	23,162	118,931
Jaiprakash Associates Ltd	49,050	76,422
Jindal Steel & Power Ltd	5,356	43,184
JSW Steel Ltd	858	12,283
Kotak Mahindra Bank Ltd	2,754	33,834
Larsen & Toubro Ltd	3,830	115,523
Mahindra & Mahindra Ltd	4,278	69,944
National Aluminium Co Ltd	5,262	5,048
Nestle India Ltd	608	50,923
NHPC Ltd	64,839	23,742
NTPC Ltd	11,174	35,528
Oil & Natural Gas Corp Ltd	8,392	44,499
Oil India Ltd	4,590	42,793
Oracle Financial Services Software Ltd *	841	48,039
Power Grid Corp of India Ltd	22,814	51,924
Ranbaxy Laboratories Ltd *	5,898	59,113
Reliance Capital Ltd	6,056	49,323
Reliance Communications Ltd	17,316	21,451
Reliance Industries Ltd GDR (LI) ~	8,064	253,816
Reliance Infrastructure Ltd	4,162	42,249
Reliance Power Ltd *	15,483	28,764
Sesa Goa Ltd	3,750	12,145
Shriram Transport Finance Co Ltd	534	6,269
State Bank of India	1,890	80,234
Sterlite Industries India Ltd ADR	4,900	37,191
Sun Pharmaceutical Industries Ltd	7,057	93,227
Tata Consultancy Services Ltd	6,638	162,546
Tata Motors Ltd ADR	3,200	82,176
Tata Power Co Ltd	7,070	14,286
Tata Steel Ltd	5,646	42,741
UltraTech Cement Ltd	342	12,690
United Spirits Ltd	921	21,497
Wipro Ltd	6,066	43,867
Yes Bank Ltd	7,759	56,262
Zee Entertainment Enterprises Ltd	13,255	48,997

		3,811,196

Indonesia - 3.2%

P.T. Adaro Energy Tbk	212,500	33,111
P.T. Astra Agro Lestari Tbk	500	1,143
P.T. Astra International Tbk	255,000	196,890
P.T. Bank Central Asia Tbk	156,000	128,319
P.T. Bank Danamon Indonesia Tbk	99,000	64,487

	Shares	Value
P.T. Bank Mandiri Persero Tbk	175,629	$149,836
P.T. Bank Negara Indonesia Persero Tbk	179,000	73,255
P.T. Bank Rakyat Indonesia Persero Tbk	176,000	136,299
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	9,028
P.T. Bumi Resources Tbk	122,000	9,236
P.T. Bumi Serpong Damai Tbk	255,000	29,893
P.T. Charoen Pokphand Indonesia Tbk	88,000	27,777
P.T. Gudang Garam Tbk	8,500	41,214
P.T. Indo Tambangraya Megah Tbk	7,000	30,695
P.T. Indocement Tunggal Prakarsa Tbk	22,000	46,721
P.T. Indofood Sukses Makmur Tbk	69,000	40,591
P.T. Kalbe Farma Tbk	28,000	13,721
P.T. Lippo Karawaci Tbk	146,500	15,142
P.T. Mayora Indah Tbk	3,000	7,003
P.T. Perusahaan Gas Negara Persero Tbk	102,500	44,063
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	49,000	12,507
P.T. Semen Gresik Persero Tbk	62,000	93,093
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	40,428
P.T. Telekomunikasi Indonesia Persero Tbk ADR	3,100	120,683
P.T. Unilever Indonesia Tbk	18,500	50,092
P.T. United Tractors Tbk	22,696	48,795
P.T. Vale Indonesia Tbk	39,500	12,114
P.T. XL Axiata Tbk	47,000	32,605

		1,508,741

Luxembourg - 0.0%

Kernel Holding SA *	891	18,077

Malaysia - 4.3%

AirAsia Bhd	48,800	48,285
Alliance Financial Group Bhd	20,300	27,162
AMMB Holdings Bhd	26,900	55,989
Axiata Group Bhd	49,400	104,969
British American Tobacco Malaysia Bhd	3,600	71,084
CIMB Group Holdings Bhd	63,000	154,548
Dialog Group Bhd	40,800	31,863
DiGi.Com Bhd	40,900	70,574
Gamuda Bhd	22,900	25,765
Genting Bhd	22,300	63,475
Genting Malaysia Bhd	61,900	70,754
Hong Leong Bank Bhd	5,900	25,863
IJM Corp Bhd	29,500	45,505
IOI Corp Bhd	42,246	68,817
Kuala Lumpur Kepong Bhd	8,500	61,371
Malayan Banking Bhd	55,698	164,070
Malaysia Airports Holdings Bhd	9,000	16,365
Maxis Bhd	27,900	63,151
MISC Bhd *	23,160	32,162
Parkson Holdings Bhd	18,000	28,353
Petronas Chemicals Group Bhd	48,500	101,448
Petronas Dagangan Bhd	3,500	25,705
Petronas Gas Bhd	5,700	35,432
PPB Group Bhd	8,300	32,739
Public Bank Bhd	12,300	57,870
RHB Capital Bhd	22,181	52,292
Sime Darby Bhd	41,100	131,742
Telekom Malaysia Bhd	29,300	59,147
Tenaga Nasional Bhd	43,900	97,881
UEM Land Holdings Bhd *	41,900	22,961
UMW Holdings Bhd	20,500	66,988
YTL Corp Bhd	112,608	63,270
YTL Power International Bhd	55,000	29,864

		2,007,464

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Mexico - 5.9%

Alfa SAB de CV ‘A’	43,000	$80,042
America Movil SAB de CV ‘L’	42,272	53,859
America Movil SAB de CV ‘L’ ADR	21,818	555,050
Arca Continental SAB de CV	7,000	49,570
Cemex SAB de CV ADR *	14,150	117,869
Coca-Cola Femsa SAB de CV ADR	600	77,400
El Puerto de Liverpool SAB de CV ‘C1’	1,400	12,367
Fomento Economico Mexicano SAB de CV ADR	3,600	331,128
Grupo Aeroportuario del Pacifico SAB de CV ADR	711	30,786
Grupo Aeroportuario del Sureste SAB de CV ADR	411	36,415
Grupo Bimbo SAB de CV ‘A’	31,900	79,628
Grupo Carso SAB de CV ‘A1’	6,500	22,214
Grupo Elektra SAB de CV	920	37,488
Grupo Financiero Banorte SAB de CV ‘O’	25,848	146,091
Grupo Financiero Inbursa SAB de CV ‘O’	42,900	120,784
Grupo Mexico SAB de CV ‘B’	55,162	182,305
Grupo Modelo SAB de CV ‘C’	10,549	94,977
Grupo Televisa SAB ADR	8,100	190,431
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	11,300	18,778
Industrias CH SAB de CV ‘B’ *	5,900	35,203
Industrias Penoles SAB de CV	1,075	53,033
Kimberly-Clark de Mexico SAB de CV ‘A’	27,000	64,481
Mexichem SAB de CV	14,220	67,820
Minera Frisco SAB de CV ‘A1’ *	9,900	41,879
Organizacion Soriana SAB de CV ‘B’	20,692	67,340
Wal-Mart de Mexico SAB de CV ‘V’	78,000	219,667

		2,786,605

Netherlands - 0.1%

X5 Retail Group NV GDR *	1,178	24,747

Peru - 0.2%

Cia de Minas Buenaventura SA ADR	2,748	107,062

Philippines - 1.1%

Aboitiz Equity Ventures Inc	15,700	18,347
Aboitiz Power Corp	21,700	17,450
Alliance Global Group Inc	169,300	59,561
Ayala Corp	5,030	51,278
Ayala Land Inc	55,300	31,565
Bank of the Philippine Islands	8,000	15,289
BDO Unibank Inc	17,853	27,713
DMCI Holdings Inc	7,400	10,283
Energy Development Corp	104,000	15,135
International Container Terminal Services Inc	6,520	11,001
Manila Electric Co	3,410	20,781
Metropolitan Bank & Trust	5,000	11,069
Philippine Long Distance Telephone Co	425	28,326
San Miguel Corp	15,060	39,819
SM Investments Corp	4,390	76,540
SM Prime Holdings Inc	64,000	21,726
Universal Robina Corp	31,820	53,125

		509,008

Poland - 1.6%

Bank Pekao SA	1,394	68,845
BRE Bank SA *	215	21,231
KGHM Polska Miedz SA	2,314	110,582
Lubelski Wegiel Bogdanka SA	391	14,732
PGE SA	15,890	91,754
Polski Koncern Naftowy Orlen SA *	4,829	68,577

	Shares	Value
Polskie Gornictwo Naftowe i Gazownictwo SA *	22,886	$29,098
Powszechna Kasa Oszczednosci Bank Polski SA	11,486	127,873
Powszechny Zaklad Ubezpieczen SA	800	90,020
Synthos SA	25,885	46,204
Tauron Polska Energia SA	22,376	34,282
Telekomunikacja Polska SA	7,313	37,573

		740,771

Russia - 4.4%

Federal Hydrogenerating Co JSC ADR	17,420	46,668
Gazprom OAO ADR (LI)	65,709	658,925
Gazprom OAO ADR (OTC)	4,833	48,765
Lukoil OAO ADR (LI)	6,170	381,802
Mechel ADR	1,900	13,376
MMC Norilsk Nickel OJSC ADR	5,966	95,660
Novolipetsk Steel OJSC GDR ~	1,300	25,740
Rosneft Oil Co GDR * ~	19,300	129,696
Rostelecom OJSC ADR (LI)	304	7,735
Rostelecom OJSC ADR (OTC)	544	13,872
Sberbank of Russia ADR	25,232	296,527
Severstal OAO GDR ~	3,870	48,414
Tatneft ADR	2,499	103,603
Uralkali OJSC GDR (LI) ~	2,961	123,051
VTB Bank OJSC GDR ~	11,312	37,669
VTB Bank OJSC GDR (LI) ~	10,700	35,621

		2,067,124

South Africa - 7.8%

ABSA Group Ltd	5,010	83,393
African Bank Investments Ltd	12,684	50,405
African Rainbow Minerals Ltd	1,851	36,291
Anglo American Platinum Ltd	1,008	51,905
AngloGold Ashanti Ltd ADR	5,546	194,387
ArcelorMittal South Africa Ltd *	3,427	16,910
Aspen Pharmacare Holdings Ltd *	4,869	83,706
Assore Ltd	620	24,578
Barloworld Ltd	4,976	43,028
Bidvest Group Ltd	4,150	102,786
Discovery Holdings Ltd	4,168	27,814
Exxaro Resources Ltd	2,483	48,063
FirstRand Ltd	48,300	161,948
Gold Fields Ltd ADR	10,500	134,925
Harmony Gold Mining Co Ltd ADR	5,600	47,096
Impala Platinum Holdings Ltd	6,119	102,309
Imperial Holdings Ltd	2,312	52,124
Investec Ltd	8,531	52,406
Kumba Iron Ore Ltd	1,066	64,509
Liberty Holdings Ltd	2,176	25,962
Life Healthcare Group Holdings Ltd	11,043	42,150
Massmart Holdings Ltd	1,068	21,425
Mediclinic International Ltd	2,620	12,916
MMI Holdings Ltd	15,327	39,031
Mondi Ltd	4,228	43,002
Mr Price Group Ltd	1,970	29,830
MTN Group Ltd	20,138	387,874
Naspers Ltd ‘N’	5,411	335,149
Nedbank Group Ltd	3,927	86,370
Netcare Ltd	22,886	49,238
Pick n Pay Stores Ltd	1,971	10,573
Pretoria Portland Cement Co Ltd	640	2,230
Sanlam Ltd	26,468	119,539
Sasol Ltd	1,209	53,858
Sasol Ltd ADR	5,366	239,216
Shoprite Holdings Ltd	6,798	137,577
Standard Bank Group Ltd	16,965	215,461
Steinhoff International Holdings Ltd *	26,558	83,277
The Foschini Group Ltd	4,177	63,663
The Spar Group Ltd	2,292	35,264

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Tiger Brands Ltd	2,572	$84,529
Truworths International Ltd	6,686	75,558
Vodacom Group Ltd	4,355	53,471
Woolworths Holdings Ltd	7,243	52,924

		3,678,670

South Korea - 14.9%

Amorepacific Corp	28	29,751
BS Financial Group Inc	1,610	17,286
Cheil Industries Inc	540	49,013
CJ CheilJedang Corp	236	65,068
Daelim Industrial Co Ltd	470	39,846
Daewoo International Corp	650	24,484
Daewoo Securities Co Ltd	3,091	35,188
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	34,952
Dongbu Insurance Co Ltd	1,180	51,359
Doosan Corp	175	21,448
Doosan Heavy Industries & Construction Co Ltd	682	34,160
Doosan Infracore Co Ltd *	1,790	30,232
E-Mart Co Ltd	206	44,932
GS Engineering & Construction Corp	488	33,380
GS Holdings	712	42,465
Hana Financial Group Inc	2,850	86,241
Hankook Tire Co Ltd r	1,580	59,138
Hanwha Chemical Corp	1,080	20,589
Hanwha Corp	1,700	52,611
Honam Petrochemical Corp	244	57,763
Hyundai Department Store Co Ltd	294	40,273
Hyundai Engineering & Construction Co Ltd	436	26,309
Hyundai Glovis Co Ltd	175	38,120
Hyundai Heavy Industries Co Ltd	604	135,367
Hyundai Hysco	1,220	51,545
Hyundai Marine & Fire Insurance Co Ltd	1,790	55,565
Hyundai Merchant Marine Co Ltd *	220	5,230
Hyundai Mipo Dockyard	263	31,730
Hyundai Mobis	912	253,903
Hyundai Motor Co	1,890	426,143
Hyundai Steel Co	734	57,653
Industrial Bank of Korea	2,980	32,671
Kangwon Land Inc	1,080	24,250
KB Financial Group Inc	1,770	62,514
KB Financial Group Inc ADR	3,700	130,573
KCC Corp	151	39,588
Kia Motors Corp	3,622	225,003
Korea Electric Power Corp ADR *	5,300	65,826
Korea Exchange Bank *	3,170	24,122
Korea Gas Corp	550	35,451
Korea Life Insurance Co Ltd	5,790	40,083
Korea Zinc Co Ltd	171	74,519
Korean Air Lines Co Ltd *	518	22,100
KT Corp ADR	100	1,564
KT&G Corp	1,026	78,105
Kumho Petro Chemical Co Ltd	349	38,425
LG Chem Ltd	497	147,070
LG Corp	1,093	60,583
LG Display Co Ltd *	2,120	53,669
LG Display Co Ltd ADR *	3,700	46,509
LG Electronics Inc	2,069	127,673
LG Household & Health Care Ltd	101	57,543
LG Uplus Corp	2,390	15,617
Lotte Confectionery Co Ltd	32	44,656
Lotte Shopping Co Ltd	119	34,134
LS Corp	365	31,683
Macquarie Korea Infrastructure Fund	1,290	7,541
Mando Corp	157	21,654
NCSoft Corp	291	62,031
NHN Corp	433	112,889
OCI Co Ltd	339	54,535

	Shares	Value
Orion Corp	48	$41,888
POSCO	172	56,176
POSCO ADR	2,696	219,832
S-Oil Corp	399	37,765
Samsung C&T Corp	1,942	114,391
Samsung Electro-Mechanics Co Ltd	648	55,803
Samsung Electronics Co Ltd	1,299	1,563,908
Samsung Engineering Co Ltd	386	66,228
Samsung Fire & Marine Insurance Co Ltd	425	91,169
Samsung Heavy Industries Co Ltd	2,510	84,437
Samsung Life Insurance Co Ltd	950	81,854
Samsung SDI Co Ltd	434	61,509
Samsung Securities Co Ltd	1,636	76,634
Samsung Techwin Co Ltd	505	29,054
Shinhan Financial Group Co Ltd	1,290	43,579
Shinhan Financial Group Co Ltd ADR	2,100	140,994
Shinsegae Co Ltd	36	6,736
SK C&C Co Ltd	172	15,343
SK Holdings Co Ltd	452	62,833
SK Hynix Inc *	8,000	162,470
SK Innovation Co Ltd	698	104,853
SK Telecom Co Ltd ADR	3,000	43,620
Woongjin Coway Co Ltd	1,260	34,636
Woori Finance Holdings Co Ltd	5,310	52,179
Woori Investment & Securities Co Ltd	1,550	16,254

		6,988,470

Taiwan - 11.4%

Acer Inc *	36,156	35,374
Advanced Semiconductor Engineering Inc ADR	12,085	45,077
Asia Cement Corp	39,009	49,312
Asustek Computer Inc	8,667	93,651
AU Optronics Corp ADR *	16,068	55,917
Catcher Technology Co Ltd	9,000	42,376
Cathay Financial Holding Co Ltd	124,769	133,567
Cheng Shin Rubber Industry Co Ltd	38,416	100,713
Chimei InnoLux Corp * r	57,510	20,776
China Airlines Ltd *	38,436	16,059
China Development Financial Holding Corp *	144,834	35,683
China Life Insurance Co Ltd *	28,196	25,983
China Petrochemical Development Corp	15,400	12,998
China Steel Corp	153,754	139,501
Chinatrust Financial Holding Co Ltd	127,489	76,649
Chunghwa Telecom Co Ltd ADR	4,506	143,065
Compal Electronics Inc	45,092	40,545
Delta Electronics Inc	22,000	84,750
E.Sun Financial Holding Co Ltd	83,437	47,059
Epistar Corp	8,000	16,979
Eva Airways Corp	13,000	7,612
Evergreen Marine Corp Taiwan Ltd *	35,000	18,382
Far Eastern Department Stores Co Ltd	19,760	21,244
Far Eastern New Century Corp	46,572	52,388
Far EasTone Telecommunications Co Ltd	20,000	49,473
First Financial Holding Co Ltd	123,814	76,418
Formosa Chemicals & Fibre Corp	43,540	116,431
Formosa Petrochemical Corp	13,000	38,961
Formosa Plastics Corp	60,820	173,396
Foxconn Technology Co Ltd	8,820	34,061
Fubon Financial Holding Co Ltd	61,343	66,047
Giant Manufacturing Co Ltd	6,000	31,715
Hiwin Technologies Corp	4,200	30,667
Hon Hai Precision Industry Co Ltd	130,365	403,747
Hotai Motor Co Ltd	5,000	35,576
HTC Corp	11,572	111,871
Hua Nan Financial Holdings Co Ltd	107,803	60,508
Largan Precision Co Ltd	2,000	41,213
Lite-On Technology Corp	55,087	71,140
Macronix International	24,911	8,286

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
MediaTek Inc	17,020	$178,882
Mega Financial Holding Co Ltd	157,081	119,987
Nan Ya Plastics Corp	75,410	150,548
Novatek Microelectronics Corp	6,000	21,704
Pegatron Corp	20,090	25,985
Pou Chen Corp	24,000	24,497
Powertech Technology Inc	13,300	25,400
President Chain Store Corp	13,000	69,294
Quanta Computer Inc	27,000	71,377
Radiant Opto-Electronics Corp	11,330	49,108
Ruentex Development Co Ltd	12,000	22,632
Ruentex Industries Ltd	3,438	8,038
Shin Kong Financial Holding Co Ltd *	84,000	23,306
Siliconware Precision Industries Co	31,000	34,078
SinoPac Financial Holdings Co Ltd	112,975	47,366
Synnex Technology International Corp	21,000	47,453
Taishin Financial Holding Co Ltd	50,130	19,240
Taiwan Business Bank *	134,160	40,235
Taiwan Cement Corp	41,693	51,570
Taiwan Cooperative Financial Holding	50,001	27,665
Taiwan Fertilizer Co Ltd	11,000	29,715
Taiwan Glass Industry Corp	9,471	9,574
Taiwan Mobile Co Ltd	23,400	85,280
Taiwan Semiconductor Manufacturing Co Ltd	318,779	971,361
Teco Electric & Machinery Co Ltd	69,000	47,697
Tripod Technology Corp	10,000	24,540
TSRC Corp	9,000	19,870
Uni-President Enterprises Corp	50,797	89,850
Unimicron Technology Corp	59,000	70,056
United Microelectronics Corp	147,000	60,921
Walsin Lihwa Corp *	67,000	23,308
Wintek Corp *	14,299	7,451
Wistron Corp	30,104	36,159
WPG Holdings Ltd	10,000	13,249
Yuanta Financial Holding Co Ltd	123,210	64,470
Yulon Motor Co Ltd	25,000	50,126

		5,327,162

Thailand - 2.5%

Advanced Info Service PCL	11,600	80,508
Bangkok Bank PCL NVDR	10,100	63,370
Bangkok Dusit Medical Services PCL ‘F’	9,700	33,872
Bank of Ayudhya PCL	34,200	34,803
Banpu PCL	1,150	14,612
BEC World PCL	2,000	4,963
Big C Supercenter PCL	9,100	55,279
Charoen Pokphand Foods PCL	36,400	39,404
CP ALL PCL	75,600	87,097
IRPC PCL	203,300	28,036
Kasikornbank PCL	19,000	112,372
Krung Thai Bank PCL	81,900	48,551
PTT Exploration & Production PCL	18,600	97,932
PTT Global Chemical PCL	33,800	68,590
PTT PCL	14,500	154,110
Siam Cement PCL NVDR	5,300	59,973
Siam Commercial Bank PCL	14,900	82,317
Thai Oil PCL	18,400	38,830
Thai Union Frozen Products PCL	10,400	24,706
TMB Bank PCL	327,600	19,328
Total Access Communication PCL	10,500	31,660

		1,180,313

Turkey - 1.8%

Akbank TAS	31,155	123,281
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	53,037
Arcelik	5,881	31,315
BIM Birlesik Magazalar AS	1,514	63,219
Enka Insaat ve Sanayi AS	2,147	5,379
Eregli Demir ve Celik Fabrikalari TAS	14,794	18,216

	Shares	Value
KOC Holding AS	10,429	$41,730
Tupras Turkiye Petrol Rafinerileri AS	2,068	47,229
Turk Hava Yollari *	15,721	32,936
Turk Telekomunikasyon AS	10,513	41,895
Turkcell Iletisim Hizmetleri AS ADR *	4,700	71,158
Turkiye Garanti Bankasi AS	29,338	122,625
Turkiye Halk Bankasi AS	3,821	29,812
Turkiye Is Bankasi ‘C’	20,672	64,988
Turkiye Vakiflar Bankasi Tao ‘D’	14,891	32,197
Yapi ve Kredi Bankasi AS *	22,801	54,392

		833,409

United Kingdom - 0.1%

Mail.ru Group Ltd GDR (LI)	1,351	45,110

Total Common Stocks (Cost $38,874,148)		43,449,801

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $225,151; collateralized by U.S. Treasury Notes: 1.375% due 05/15/13 and value $231,725)	$225,150	225,150

Total Short-Term Investment (Cost $225,150)		225,150

TOTAL INVESTMENTS - 99.4% (Cost $42,233,801)		46,649,733

OTHER ASSETS & LIABILITIES, NET - 0.6%		294,806

NET ASSETS - 100.0%		$46,944,539

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.7%
Information Technology	13.0%
Materials	12.3%
Energy	12.0%
Consumer Staples	9.1%
Consumer Discretionary	8.4%
Industrials	7.5%
Telecommunication Services	7.5%
Utilities	3.9%
Health Care	1.5%
Short-Term Investment	0.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2012, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Malaysia	$700	$-	$700	$-
	South Africa	1,032	1,032	-	-
	Thailand	3,792	-	3,792	-

		5,524	1,032	4,492	-
	Preferred Stocks (1)	2,969,258	2,969,258	-	-
	Common Stocks
	Bermuda	417,594	170,121	247,473	-
	Brazil	3,024,740	3,024,740	-	-
	Cayman	1,229,799	-	1,229,799	-
	Chile	1,078,793	1,078,793	-	-
	China	3,908,097	671,022	3,237,075	-
	Colombia	137,189	137,189	-	-
	Czech Republic	194,726	-	194,726	-
	Egypt	140,488	84,296	56,192	-
	Hong Kong	1,543,325	916,987	626,338	-
	Hungary	141,121	-	141,121	-
	India	3,811,196	637,829	3,173,367	-
	Indonesia	1,508,741	120,683	1,388,058	-
	Luxembourg	18,077	-	18,077	-
	Malaysia	2,007,464	-	2,007,464	-
	Mexico	2,786,605	2,786,605	-	-
	Netherlands	24,747	-	24,747	-
	Peru	107,062	107,062	-	-
	Philippines	509,008	-	509,008	-
	Poland	740,771	-	740,771	-
	Russia	2,067,124	364,761	1,702,363	-
	South Africa	3,678,670	615,624	3,063,046	-
	South Korea	6,988,470	648,918	6,339,552	-
	Taiwan	5,327,162	244,059	5,083,103	-
	Thailand	1,180,313	-	1,180,313	-
	Turkey	833,409	71,158	762,251	-
	United Kingdom	45,110	45,110	-	-

		43,449,801	11,724,957	31,724,844	-
	Short-Term Investment	225,150	-	225,150	-

	Total	$46,649,733	$14,695,247	$31,954,486	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the nine-month period ended September 30, 2012, investments with a total aggregate value of $109,983 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Cie Generale de Geophysique-Veritas Exp. 10/12/12 *	264	$426

Spain - 0.0%

CaixaBank Exp. 10/01/12 * r	9,904	764

Total Rights (Cost $759)		1,190

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	21,820

Total Preferred Stocks (Cost $22,181)		21,820

COMMON STOCKS - 99.2%

Australia - 7.8%

Adelaide Brighton Ltd	2,560	7,950
AGL Energy Ltd	8,058	124,900
ALS Ltd	4,800	42,474
Alumina Ltd ADR	4,800	16,416
Amcor Ltd	17,972	144,281
AMP Ltd	35,289	157,842
Ansell Ltd	3,557	59,050
APA Group	4,692	23,066
Asciano Ltd	13,837	62,148
ASX Ltd	2,531	77,467
Atlas Iron Ltd	8,247	11,931
Australia & New Zealand Banking Group Ltd	37,983	971,568
Australian Infrastructure Fund	4,334	13,565
Bank of Queensland Ltd	5,274	41,450
Bendigo and Adelaide Bank Ltd	5,226	41,517
BHP Billiton Ltd ADR	21,988	1,508,597
Boral Ltd	16,558	65,683
Brambles Ltd	20,138	146,090
Caltex Australia Ltd	1,123	19,164
carsales.com Ltd	4,885	39,086
Challenger Ltd	4,422	14,829
Coca-Cola Amatil Ltd	7,742	108,520
Cochlear Ltd	610	42,387
Commonwealth Bank of Australia	22,307	1,286,122
Computershare Ltd	8,854	75,949
Crown Ltd	4,092	38,498
CSL Ltd	6,940	330,105
Downer EDI Ltd *	9,372	34,504
DUET Group	20,610	43,532
Echo Entertainment Group Ltd	8,968	35,477
Flight Centre Ltd	1,911	46,561
Fortescue Metals Group Ltd	19,802	70,758
GrainCorp Ltd	2,443	22,693
Harvey Norman Holdings Ltd	7,845	15,722
Iluka Resources Ltd	5,605	56,594
Incitec Pivot Ltd	24,011	73,804
Insurance Australia Group Ltd	30,184	136,344
Leighton Holdings Ltd	1,306	22,376
Lend Lease Group	6,871	55,730
Macquarie Group Ltd	4,437	130,271
Metcash Ltd	14,229	52,097
Mineral Resources Ltd	2,018	16,044

	Shares	Value
Monadelphous Group Ltd	628	$12,767
National Australia Bank Ltd	32,088	845,442
New Hope Corp Ltd	4,341	20,219
Newcrest Mining Ltd	7,988	237,423
Orica Ltd	4,410	113,340
Origin Energy Ltd	16,016	187,971
OZ Minerals Ltd	2,731	18,995
PanAust Ltd	5,908	18,640
Primary Health Care Ltd	3,958	14,821
Qantas Airways Ltd *	14,454	18,209
QBE Insurance Group Ltd	18,081	242,045
QR National Ltd	25,016	88,171
Ramsay Health Care Ltd	1,365	33,931
Regis Resources Ltd *	9,382	54,869
Rio Tinto Ltd	5,867	321,877
Santos Ltd	11,374	133,291
Seek Ltd	4,733	33,476
Sims Metal Management Ltd ADR	1,200	11,880
Sonic Healthcare Ltd	6,663	93,634
SP AusNet	14,345	15,547
Spark Infrastructure Group ~	5,561	9,361
Suncorp Group Ltd	15,144	145,079
Sydney Airport	2,779	9,088
Tabcorp Holdings Ltd	12,038	34,452
Tatts Group Ltd	21,346	59,843
Telstra Corp Ltd	60,977	247,371
Toll Holdings Ltd	9,685	44,286
Transurban Group	18,144	112,710
Treasury Wine Estates Ltd	6,471	33,661
UGL Ltd	1,497	16,252
Wesfarmers Ltd	13,519	480,275
Westpac Banking Corp	18,083	464,456
Westpac Banking Corp ADR	4,800	615,984
Whitehaven Coal Ltd	2,727	8,024
Woodside Petroleum Ltd	8,809	301,237
Woolworths Ltd	16,147	480,681
WorleyParsons Ltd	3,138	91,555

		11,954,025

Austria - 0.2%

Andritz AG	804	45,644
Erste Group Bank AG *	2,763	61,930
IMMOFINANZ AG *	18,349	66,649
OMV AG	1,646	57,686
Raiffeisen Bank International AG	256	9,311
Telekom Austria AG	2,991	21,161
Verbund AG	352	7,292
Vienna Insurance Group AG	926	39,344
Voestalpine AG	856	25,720

		334,737

Belgium - 1.0%

Ageas	4,360	104,752
Anheuser-Busch InBev NV	1,314	112,402
Anheuser-Busch InBev NV ADR	9,533	818,980
Belgacom SA	1,541	47,081
Colruyt SA	707	30,844
Delhaize Group SA	473	18,281
Delhaize Group SA ADR	749	28,882
KBC Groep NV	2,290	55,254
Solvay SA	639	74,199
Telenet Group Holding NV	849	37,966
UCB SA	1,905	104,835
Umicore SA	1,101	57,732

		1,491,208

Bermuda - 0.5%

Biosensors International Group Ltd *	13,000	12,877
Cheung Kong Infrastructure Holdings Ltd	5,000	30,347
Esprit Holdings Ltd	19,386	29,673

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
First Pacific Co Ltd	20,000	$21,681
Golar LNG Ltd	834	32,184
Hongkong Land Holdings Ltd	19,000	113,936
Kerry Properties Ltd	7,000	35,326
Li & Fung Ltd	84,000	129,996
Noble Group Ltd	37,000	39,724
NWS Holdings Ltd	12,000	19,338
Orient Overseas International Ltd	3,500	19,215
Seadrill Ltd	4,545	177,875
Shangri-La Asia Ltd	28,666	56,997
VTech Holdings Ltd	4,000	48,916
Yue Yuen Industrial Holdings Ltd	9,000	30,280

		798,365

Canada - 11.1%

Agnico-Eagle Mines Ltd (TSE)	2,500	129,692
Agrium Inc (TSE)	2,051	212,798
Aimia Inc	1,114	16,703
Alamos Gold Inc	2,400	46,652
Alimentation Couche Tard Inc ‘B’	1,500	68,935
AltaGas Ltd	1,600	54,928
ARC Resources Ltd	3,678	89,415
Atco Ltd ‘I’	300	23,497
AuRico Gold Inc (TSE) *	2,600	18,275
Bank of Montreal	8,382	495,366
Bank of Nova Scotia	15,270	837,512
Barrick Gold Corp (TSE)	13,145	549,279
Baytex Energy Corp	1,147	54,509
BCE Inc	3,250	142,979
Bell Aliant Inc	1,465	40,667
Bombardier Inc ‘B’	20,500	76,945
Bonavista Energy Corp	1,300	23,062
Brookfield Asset Management Inc ‘A’	8,200	283,092
Brookfield Office Properties Inc (TSE)	4,700	78,118
CAE Inc	5,800	62,124
Cameco Corp	4,548	88,591
Canadian Imperial Bank of Commerce	5,537	433,397
Canadian National Railway Co (TSE)	5,706	504,898
Canadian Natural Resources Ltd (TSE)	13,001	401,099
Canadian Oil Sands Ltd	7,419	158,855
Canadian Pacific Railway Ltd	2,300	190,883
Canadian Tire Corp Ltd ‘A’	800	57,581
Canadian Utilities Ltd ‘A’	400	27,948
Canadian Western Bank	700	21,333
Catamaran Corp *	1,300	127,408
Cenovus Energy Inc (TSE)	9,484	330,990
Centerra Gold Inc	1,100	13,774
CGI Group Inc ‘A’ *	2,700	72,505
CI Financial Corp	2,900	67,021
Constellation Software Inc	300	31,669
Crescent Point Energy Corp	4,707	208,418
Dollarama Inc	700	44,680
Eldorado Gold Corp	8,749	133,402
Empire Co Ltd ‘A’	800	48,158
Enbridge Inc	10,300	402,319
Encana Corp (TSE)	10,648	233,192
Enerplus Corp	1,296	21,488
Ensign Energy Services Inc	2,900	44,543
Fairfax Financial Holdings Ltd	248	95,792
Finning International Inc	1,800	43,650
First Capital Realty Inc	400	7,645
First Majestic Silver Corp *	1,600	37,140
First Quantum Minerals Ltd	5,400	115,075
Fortis Inc	3,000	102,319
Franco-Nevada Corp	350	20,631
George Weston Ltd	700	45,036
Gildan Activewear Inc	1,400	44,388
Goldcorp Inc	11,030	506,453
Great-West Lifeco Inc	3,400	77,331
Husky Energy Inc	5,156	138,563

	Shares	Value
IAMGOLD Corp (TSE)	5,000	$79,290
IGM Financial Inc	1,200	46,860
Imperial Oil Ltd	3,750	172,605
Industrial Alliance Insurance & Financial Services Inc	900	25,670
Inmet Mining Corp	367	17,445
Intact Financial Corp	1,750	106,449
Keyera Corp	500	24,230
Kinross Gold Corp	15,359	157,168
Loblaw Cos Ltd	1,000	34,747
Lundin Mining Corp *	6,500	33,191
Magna International Inc	3,200	138,370
Manulife Financial Corp	24,176	291,410
MEG Energy Corp *	2,100	79,869
Methanex Corp (TSE)	1,400	39,945
Metro Inc	1,400	83,166
National Bank of Canada	2,200	166,494
New Gold Inc *	6,100	74,769
Nexen Inc	7,766	196,698
NovaCopper Inc *	133	292
Onex Corp	1,600	63,147
Open Text Corp *	600	33,085
Osisko Mining Corp *	3,200	31,704
Pacific Rubiales Energy Corp	3,450	82,434
Pan American Silver Corp	3,400	72,904
Paramount Resources Ltd ‘A’ *	200	6,099
Pembina Pipeline Corp	2,915	81,837
Pengrowth Energy Corp	3,100	20,906
Penn West Petroleum Ltd	6,992	99,500
Peyto Exploration & Development Corp	800	19,709
Potash Corp of Saskatchewan Inc (TSE)	10,051	436,862
Precision Drilling Corp *	2,800	22,016
Progress Energy Resources Corp	3,100	69,057
Progressive Waste Solutions Ltd	2,300	47,376
Quebecor Inc ‘B’	1,100	36,622
Research In Motion Ltd (TSE) *	4,057	31,033
Ritchie Bros Auctioneers Inc	804	15,465
Rogers Communications Inc ‘B’	4,600	186,227
Royal Bank of Canada	18,879	1,085,768
Saputo Inc	1,400	60,167
Shaw Communications Inc ‘B’	5,381	110,127
ShawCor Ltd ‘A’	1,100	47,755
Shoppers Drug Mart Corp	2,879	119,863
Silver Wheaton Corp (TSE)	4,600	182,858
SNC-Lavalin Group Inc	1,825	70,449
Sun Life Financial Inc	8,561	198,720
Suncor Energy Inc (TSE)	20,725	681,768
Talisman Energy Inc	13,660	182,578
Teck Resources Ltd ‘B’	8,150	240,496
TELUS Corp - Non-Voting Shares	1,800	112,603
The Jean Coutu Group PJC Inc ‘A’	3,100	44,871
The Toronto-Dominion Bank	12,135	1,012,052
Thomson Reuters Corp (TSE)	4,500	130,089
Tim Hortons Inc	2,100	109,283
Tourmaline Oil Corp *	1,800	56,192
TransAlta Corp	2,200	33,679
TransCanada Corp (TSE)	8,570	390,013
Trican Well Service Ltd	1,800	23,418
Trilogy Energy Corp	300	7,824
Turquoise Hill Resources Ltd *	6,580	56,021
Uranium One Inc *	6,200	14,821
Valeant Pharmaceuticals International Inc (TSE) *	4,000	220,771
Veresen Inc	2,500	32,779
Vermilion Energy Inc	1,433	67,343
Viterra Inc	3,637	59,599
West Fraser Timber Co Ltd	600	34,141
Westport Innovations Inc *	1,100	30,703
Yamana Gold Inc	9,300	177,656

		16,921,781

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Cayman - 0.2%

AAC Technologies Holdings Inc	14,000	$50,430
ASM Pacific Technology Ltd	2,500	29,557
Foxconn International Holdings Ltd *	27,000	8,844
Lifestyle International Holdings Ltd	8,500	17,482
Sands China Ltd	32,400	120,096
Stella International Holdings Ltd	2,000	4,905
Veripos Inc *	318	887
Wynn Macau Ltd	16,800	45,459

		277,660

Cyprus - 0.0%

ProSafe SE	2,381	19,698

Denmark - 1.1%

A.P. Moller - Maersk AS ‘A’	8	54,286
A.P. Moller - Maersk AS ‘B’	17	121,853
Carlsberg AS ‘B’	1,388	123,075
Chr. Hansen Holding AS	555	16,688
Coloplast AS ‘B’	258	53,747
Danske Bank AS *	7,961	143,877
DSV AS	2,337	52,588
FLSmidth & Co AS	1,028	59,010
GN Store Nord AS	3,676	56,598
H Lundbeck AS	193	3,588
Jyske Bank AS *	263	7,823
Novo Nordisk AS ‘B’	2,043	322,455
Novo Nordisk AS ADR	3,237	510,831
Novozymes AS ‘B’	3,215	88,680
TDC AS	7,713	56,214
Topdanmark AS *	155	30,375
Tryg AS	237	15,404
William Demant Holding AS *	289	25,918

		1,743,010

Finland - 0.6%

Elisa OYJ	1,458	33,000
Fortum OYJ	5,029	92,735
Kesko OYJ ‘B’	886	25,101
Kone OYJ ‘B’	1,657	114,915
Metso OYJ	1,470	52,811
Neste Oil OYJ	658	8,654
Nokia OYJ	14,981	38,587
Nokia OYJ ADR	19,600	50,372
Nokian Renkaat OYJ	1,166	47,634
Orion OYJ ‘B’	905	19,390
Pohjola Bank PLC ‘A’	1,724	22,752
Sampo OYJ ‘A’	4,964	154,840
Stora Enso OYJ ‘R’	8,421	52,299
UPM-Kymmene OYJ	5,343	60,615
Wartsila OYJ Abp	2,439	84,764

		858,469

France - 7.7%

Accor SA	1,698	56,812
Aeroports de Paris	429	34,257
Air Liquide SA	4,032	500,820
Alcatel-Lucent *	26,368	29,211
Alcatel-Lucent ADR *	8,000	8,800
Alstom SA	3,380	118,965
Arkema SA	677	63,595
Atos	1,082	75,579
AXA SA	21,824	326,114
AXA SA ADR	2,200	32,780
BioMerieux	397	36,894
BNP Paribas SA	13,884	663,592
Bollore SA	70	18,181
Bouygues SA	2,949	72,221
Bureau Veritas SA	697	71,541

	Shares	Value
Cap Gemini SA	2,159	$91,667
Carrefour SA	7,802	162,203
Casino Guichard Perrachon SA	644	57,102
CFAO SA	455	21,814
Christian Dior SA	815	109,677
Cie de Saint-Gobain	4,950	174,487
Cie Generale d’Optique Essilor International SA	2,737	256,658
Cie Generale de Geophysique-Veritas *	264	8,346
Cie Generale de Geophysique-Veritas ADR *	1,300	42,705
Cie Generale des Etablissements Michelin	2,517	197,875
CNP Assurances	798	10,439
Credit Agricole SA *	10,424	72,390
Danone SA	7,748	477,778
Dassault Systemes SA	716	75,427
Edenred	2,872	80,842
Eiffage SA	228	7,504
Electricite de France SA	3,041	63,854
Eutelsat Communications SA	1,857	59,648
France Telecom SA	18,618	225,076
France Telecom SA ADR	5,000	61,100
GDF Suez	15,399	345,097
Groupe Eurotunnel SA	5,804	40,966
Hermes International	9	2,421
Iliad SA	314	51,170
Imerys SA	179	10,540
JCDecaux SA	767	17,449
L’Oreal SA	3,303	409,177
Lafarge SA	2,329	125,966
Lagardere SCA	2,244	61,464
Legrand SA	3,354	126,771
LVMH Moet Hennessy Louis Vuitton SA	3,363	507,151
Natixis	16,008	50,627
Pernod-Ricard SA	2,847	319,934
Peugeot SA *	884	7,010
PPR	895	137,749
Publicis Groupe SA	1,762	98,792
Remy Cointreau SA	189	21,736
Renault SA	2,297	108,264
Rexel SA	956	19,276
Safran SA	2,694	97,108
Sanofi	11,993	1,024,553
Sanofi ADR	7,424	319,677
Schneider Electric SA	6,899	409,769
SCOR SE	2,828	72,860
SEB SA	126	8,746
Societe BIC SA	302	36,538
Societe Generale SA *	9,224	263,091
Sodexo	1,471	110,880
Suez Environnement Co	2,691	30,543
Technip SA	1,500	167,369
Thales SA	962	33,130
Total SA	23,179	1,152,898
Total SA ADR	5,720	286,572
Valeo SA	1,356	62,953
Vallourec SA	1,352	57,388
Veolia Environnement SA	2,650	28,548
Veolia Environnement SA ADR	1,468	15,884
Vinci SA	6,508	278,139
Vivendi SA	18,950	370,517
Zodiac Aerospace	339	33,069

		11,687,746

Germany - 7.2%

Adidas AG	2,930	240,621
Allianz SE	6,199	738,121
Axel Springer AG	500	21,690
BASF SE	12,215	1,032,137
Bayer AG	10,879	936,050

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Bayerische Motoren Werke AG	4,481	$328,506
Beiersdorf AG	1,506	110,620
Bilfinger SE	810	71,738
Brenntag AG	434	55,628
Celesio AG	645	11,508
Commerzbank AG *	38,690	69,351
Continental AG	1,166	114,389
Daimler AG (XETR)	11,633	564,240
Deutsche Bank AG (NYSE)	3,450	136,793
Deutsche Bank AG (XETR)	9,200	364,094
Deutsche Boerse AG	2,309	127,873
Deutsche Lufthansa AG	2,294	31,160
Deutsche Post AG	10,688	208,956
Deutsche Telekom AG	25,422	312,862
Deutsche Telekom AG ADR	11,200	138,096
E.ON AG	24,407	580,033
Fielmann AG	308	28,584
Fraport AG Frankfurt Airport Services Worldwide	260	15,060
Fresenius Medical Care AG & Co KGaA	1,745	128,076
Fresenius Medical Care AG & Co KGaA ADR	1,000	73,400
Fresenius SE & Co KGaA	1,457	169,296
GEA Group AG	2,492	75,508
Hannover Rueckversicherung AG	877	56,108
HeidelbergCement AG	1,947	102,221
Henkel AG & Co KGaA	1,803	117,688
Hochtief AG *	592	27,787
Infineon Technologies AG	14,377	91,227
K+S AG	2,593	127,771
Kabel Deutschland Holding AG *	1,321	94,380
Lanxess AG	1,155	95,885
Linde AG	2,411	415,675
MAN SE	803	73,605
Merck KGaA	596	73,560
Metro AG	1,235	36,967
MTU Aero Engines Holding AG	396	31,656
Muenchener Rueckversicherungs AG	2,439	381,106
Puma SE	40	11,033
Rhoen Klinikum AG	1,552	30,567
RWE AG	6,159	276,040
Salzgitter AG	284	10,990
SAP AG	6,261	443,976
SAP AG ADR	5,835	416,211
SGL Carbon SE	623	24,986
Siemens AG	5,746	573,806
Siemens AG ADR	4,728	473,509
Software AG	714	25,730
Suedzucker AG	534	18,918
Symrise AG	2,124	71,962
ThyssenKrupp AG	4,670	99,431
United Internet AG	2,231	45,519
Volkswagen AG	451	75,529
Wacker Chemie AG	156	10,025

		11,018,258

Greece - 0.0%

Coca Cola Hellenic Bottling Co SA *	2,142	39,984
Coca Cola Hellenic Bottling Co SA ADR *	543	10,100

		50,084

Hong Kong - 2.3%

AIA Group Ltd	139,200	514,077
Bank of East Asia Ltd	20,000	74,665
BOC Holdings Ltd	48,000	152,099
Cathay Pacific Airways Ltd	18,000	29,216
Cheung Kong Holdings Ltd	19,000	277,398
CLP Holdings Ltd	25,000	212,540
Galaxy Entertainment Group Ltd *	17,000	56,909
Hang Lung Group Ltd	8,000	50,583

	Shares	Value
Hang Lung Properties Ltd	31,000	$105,853
Hang Seng Bank Ltd	10,700	163,987
Henderson Land Development Co Ltd	14,000	99,957
Hong Kong & China Gas Co Ltd	67,003	168,547
Hong Kong Exchanges & Clearing Ltd	14,300	215,048
Hopewell Holdings Ltd	4,500	15,485
Hutchison Whampoa Ltd	28,000	269,886
Hysan Development Co Ltd	13,000	58,937
MTR Corp Ltd	18,002	68,236
New World Development Co Ltd	34,000	52,341
PCCW Ltd	60,000	24,483
Power Assets Holdings Ltd	18,000	152,700
Sino Land Co Ltd	48,400	89,999
SJM Holdings Ltd	32,000	69,217
Sun Hung Kai Properties Ltd	20,000	292,812
Techtronic Industries Co	11,500	20,828
Television Broadcasts Ltd	3,000	22,181
Wharf Holdings Ltd	22,000	151,179
Wheelock & Co Ltd	11,000	47,216
Wing Hang Bank Ltd	5,500	51,553

		3,507,932

Ireland - 0.3%

CRH PLC	1,776	34,228
CRH PLC ADR	6,600	126,720
Dragon Oil PLC	2,170	20,974
Elan Corp PLC *	6,738	72,581
James Hardie Industries SE	8,726	78,398
Kerry Group PLC ‘A’	1,729	88,434
Paddy Power PLC	520	38,662
The Governor & Co of the Bank of Ireland Group *	138,822	17,401

		477,398

Israel - 0.5%

Bank Hapoalim BM *	11,935	42,525
Bank Leumi Le-Israel BM *	13,343	37,187
Bezeq The Israeli Telecommunication Corp Ltd	14,344	16,670
Israel Chemicals Ltd	5,804	70,443
Mellanox Technologies Ltd *	374	38,883
Mizrahi Tefahot Bank Ltd *	1,124	9,945
NICE Systems Ltd ADR *	800	26,576
Teva Pharmaceutical Industries Ltd ADR	13,926	576,676

		818,905

Italy - 1.7%

Assicurazioni Generali SPA	13,902	200,470
Atlantia SPA	5,783	89,998
Autogrill SPA	2,362	22,506
Banca Monte dei Paschi di Siena SPA *	29,374	8,497
Banco Popolare SC *	8,388	12,625
Davide Campari-Milano SPA	7,247	57,071
Enel SPA	92,791	328,951
ENI SPA	24,309	533,365
ENI SPA ADR	3,800	166,592
Fiat Industrial SPA	10,888	106,804
Fiat SPA *	15,939	85,402
Finmeccanica SPA *	2,366	11,278
Intesa Sanpaolo SPA	126,395	193,303
Luxottica Group SPA ADR	1,300	45,838
Mediaset SPA	9,767	18,408
Mediobanca SPA	3,553	19,064
Parmalat SPA	12,375	26,455
Pirelli & C SPA	2,205	23,824
Prysmian SPA	1,642	29,395
Saipem SPA	3,076	148,193
Snam SPA	13,782	61,174
Telecom Italia SPA	88,111	88,540
Telecom Italia SPA ADR	2,600	26,104

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Terna Rete Elettrica Nazionale SPA	19,461	$72,650
Tod’s SPA	214	23,189
UniCredit SPA *	51,012	213,235
Unione di Banche Italiane SCPA	8,378	31,109

		2,644,040

Japan - 18.5%

Advantest Corp	1,100	14,289
Advantest Corp ADR	429	5,547
Aeon Co Ltd	8,500	95,976
Aeon Mall Co Ltd	700	17,122
Air Water Inc	3,000	36,734
Aisin Seiki Co Ltd	2,400	68,208
Ajinomoto Co Inc	9,000	140,948
Alfresa Holdings Corp	400	19,715
All Nippon Airways Co Ltd	21,000	44,122
Amada Co Ltd	5,000	21,891
Anritsu Corp	4,000	51,834
Aozora Bank Ltd	14,000	42,849
Asahi Glass Co Ltd	17,000	113,174
Asahi Group Holdings Ltd	4,700	115,827
Asahi Kasei Corp	21,000	108,376
Asics Corp	1,200	16,182
Astellas Pharma Inc	6,100	309,824
Azbil Corp	800	16,024
Benesse Holdings Inc	1,200	58,065
Bridgestone Corp	8,900	206,252
Brother Industries Ltd	5,300	49,123
Canon Inc	6,300	201,618
Canon Inc ADR	8,890	284,569
Casio Computer Co Ltd	6,200	43,672
Central Japan Railway Co	1,800	157,894
Chiyoda Corp	2,000	31,088
Chubu Electric Power Co Inc	9,400	122,466
Chugai Pharmaceutical Co Ltd	2,700	56,539
Citizen Holdings Co Ltd	2,800	14,148
Cosmo Oil Co Ltd	12,000	21,859
Dai Nippon Printing Co Ltd	8,000	55,735
Daicel Corp	2,000	11,988
Daido Steel Co Ltd	7,000	32,533
Daihatsu Motor Co Ltd	3,000	50,010
Daiichi Sankyo Co Ltd	8,000	132,193
Daikin Industries Ltd	3,700	95,845
Dainippon Screen Manufacturing Co Ltd	2,000	9,831
Dainippon Sumitomo Pharma Co Ltd	1,700	18,683
Daito Trust Construction Co Ltd	1,200	120,676
Daiwa House Industry Co Ltd	6,000	87,057
Daiwa Securities Group Inc	14,000	53,227
Dena Co Ltd	1,100	36,210
Denki Kagaku Kogyo KK	3,000	9,295
Denso Corp	6,900	216,535
Dentsu Inc	3,200	81,147
DIC Corp	4,000	6,473
Disco Corp	300	14,441
Don Quijote Co Ltd	900	34,625
Dowa Holdings Co Ltd	4,000	27,709
East Japan Railway Co	4,300	284,775
Ebara Corp	3,000	12,558
Eisai Co Ltd	3,100	139,522
Electric Power Development Co Ltd	1,400	36,686
FamilyMart Co Ltd	900	44,256
FANUC Corp	2,700	434,853
Fast Retailing Co Ltd	700	162,140
Fuji Electric Co Ltd	7,000	14,249
Fuji Heavy Industries Ltd	9,000	74,657
FUJIFILM Holdings Corp	6,300	105,493
Fujitsu Ltd	22,000	82,530
Fukuoka Financial Group Inc	13,000	52,780
Furukawa Electric Co Ltd *	5,000	9,393
Glory Ltd	1,300	30,333

	Shares	Value
GS Yuasa Corp	3,000	$12,494
Hakuhodo DY Holdings Inc	420	28,296
Hamamatsu Photonics KK	800	27,468
Hankyu Hanshin Holdings Inc	9,000	48,575
Hino Motors Ltd	6,000	39,256
Hirose Electric Co Ltd	400	44,566
Hisamitsu Pharmaceutical Co Inc	800	44,144
Hitachi Chemical Co Ltd	800	10,807
Hitachi Construction Machinery Co Ltd	800	12,936
Hitachi High-Technologies Corp	1,400	33,754
Hitachi Ltd	26,000	144,471
Hitachi Ltd ADR	3,200	177,600
Hitachi Metals Ltd	1,000	8,805
Hitachi Transport System Ltd	700	11,746
Hokkaido Electric Power Co Inc	3,000	24,052
Hokuhoku Financial Group Inc	14,000	21,653
Hokuriku Electric Power Co	3,100	37,551
Honda Motor Co Ltd	12,400	380,490
Honda Motor Co Ltd ADR	9,500	293,550
House Foods Corp	900	15,230
HOYA Corp	5,850	128,487
Ibiden Co Ltd	1,100	16,064
Idemitsu Kosan Co Ltd	500	40,793
IHI Corp	8,000	17,822
INPEX Corp	32	189,558
Isetan Mitsukoshi Holdings Ltd	3,800	39,616
Isuzu Motors Ltd	17,000	82,046
ITOCHU Corp	20,600	208,671
ITOCHU Techno-Solutions Corp	1,100	57,209
Izumi Co Ltd	600	12,937
J Front Retailing Co Ltd	6,000	33,657
Japan Tobacco Inc	11,900	356,650
JFE Holdings Inc	7,900	104,145
JGC Corp	4,000	133,441
JSR Corp	2,700	44,256
JTEKT Corp	1,300	10,269
Jupiter Telecommunications Co Ltd	2	2,030
JX Holdings Inc	34,000	185,879
K’s Holdings Corp	400	9,956
Kagome Co Ltd	1,300	29,811
Kajima Corp	18,333	50,010
Kakaku.com Inc	1,200	45,055
Kamigumi Co Ltd	2,000	16,465
Kaneka Corp	2,000	9,631
Kansai Paint Co Ltd	4,000	44,066
Kao Corp	7,000	206,294
Kawasaki Heavy Industries Ltd	23,000	45,639
Kawasaki Kisen Kaisha Ltd *	5,000	6,273
KDDI Corp	4,100	317,674
Keihan Electric Railway Co Ltd	11,000	52,352
Keikyu Corp	8,000	75,432
Keio Corp	5,000	37,661
Keisei Electric Railway Co Ltd	6,000	54,186
Kewpie Corp	700	11,702
Keyence Corp	540	137,950
Kikkoman Corp	2,000	27,337
Kintetsu Corp	19,000	74,476
Kirin Holdings Co Ltd	13,000	173,829
Kobe Steel Ltd	26,000	20,305
Koito Manufacturing Co Ltd	2,000	23,096
Komatsu Ltd	12,500	245,927
Konami Corp ADR	721	16,323
Konica Minolta Holdings Inc	6,000	46,084
Kubota Corp	8,000	80,925
Kubota Corp ADR	1,400	70,728
Kuraray Co Ltd	3,700	42,032
Kurita Water Industries Ltd	1,500	33,215
Kyocera Corp	1,600	138,488
Kyocera Corp ADR	673	58,208
Kyowa Hakko Kirin Co Ltd	4,000	48,316

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Kyushu Electric Power Co Inc	4,900	$40,350
Lawson Inc	1,100	84,525
Lion Corp	7,000	40,737
LIXIL Group Corp	4,200	100,167
Makita Corp	1,600	62,059
Makita Corp ADR	200	7,738
Marubeni Corp	26,000	165,788
Marui Group Co Ltd	1,600	11,331
Mazda Motor Corp *	42,000	48,918
MEDIPAL Holdings Corp	4,000	54,943
MEIJI Holdings Co Ltd	1,100	54,605
Minebea Co Ltd	3,000	10,101
Miraca Holdings Inc	400	17,950
MISUMI Group Inc	1,200	29,536
Mitsubishi Chemical Holdings Corp	19,000	72,736
Mitsubishi Corp	19,800	359,711
Mitsubishi Electric Corp	26,000	191,469
Mitsubishi Estate Co Ltd	16,000	306,100
Mitsubishi Gas Chemical Co Inc	5,000	25,096
Mitsubishi Heavy Industries Ltd	45,000	194,772
Mitsubishi Logistics Corp	3,000	35,690
Mitsubishi Materials Corp	8,000	25,195
Mitsubishi Motors Corp *	40,000	36,885
Mitsubishi Tanabe Pharma Corp	3,100	47,144
Mitsubishi UFJ Financial Group Inc	104,300	485,962
Mitsubishi UFJ Financial Group Inc ADR	61,180	284,487
Mitsui & Co Ltd	17,000	239,001
Mitsui & Co Ltd ADR	300	83,841
Mitsui Chemicals Inc	11,000	21,412
Mitsui Fudosan Co Ltd	11,000	220,125
Mitsui Mining & Smelting Co Ltd	6,000	12,665
Mitsui OSK Lines Ltd	11,000	25,627
Mizuho Financial Group Inc	188,700	305,455
Mizuho Financial Group Inc ADR	50,432	162,895
MS&AD Insurance Group Holdings	7,800	134,073
Murata Manufacturing Co Ltd	2,400	127,673
Nabtesco Corp	1,100	20,181
Nagase & Co Ltd	2,000	22,284
Nagoya Railroad Co Ltd	8,000	21,771
Namco Bandai Holdings Inc	2,700	45,595
Nankai Electric Railway Co Ltd	6,000	27,104
NEC Corp *	39,000	61,628
NGK Insulators Ltd	4,000	47,881
NGK Spark Plug Co Ltd	2,000	21,026
NHK Spring Co Ltd	4,000	34,313
Nichirei Corp	9,000	49,227
Nidec Corp	600	43,870
Nidec Corp ADR	3,016	55,464
Nikon Corp	5,100	140,211
Nintendo Co Ltd	1,600	201,194
Nippon Electric Glass Co Ltd	3,000	16,454
Nippon Express Co Ltd	7,000	26,539
Nippon Kayaku Co Ltd	3,000	32,196
Nippon Meat Packers Inc	3,000	38,505
Nippon Paint Co Ltd	2,000	16,830
Nippon Paper Group Inc	400	4,717
Nippon Steel Corp	69,000	141,335
Nippon Telegraph & Telephone Corp	4,000	189,807
Nippon Telegraph & Telephone Corp ADR	4,100	97,211
Nippon Yusen Kabushiki Kaisha	18,000	31,801
Nishi-Nippon Railroad Co Ltd	5,000	21,624
Nissan Chemical Industries Ltd	4,000	44,719
Nissan Motor Co Ltd	33,300	283,515
Nisshin Seifun Group Inc	4,000	49,187
Nisshinbo Holdings Inc	4,000	26,326
Nissin Foods Holdings Co Ltd	1,000	39,204
Nitori Holdings Co Ltd	450	41,766
Nitto Denko Corp	2,100	100,012
NKSJ Holdings Inc	5,250	102,704
NOK Corp	2,000	31,992

	Shares	Value
Nomura Holdings Inc	30,700	$109,627
Nomura Holdings Inc ADR	19,971	71,097
Nomura Real Estate Holdings Inc	2,000	35,132
Nomura Research Institute Ltd	1,400	28,664
NSK Ltd	3,000	17,399
NTN Corp	5,000	10,049
NTT Data Corp	14	43,696
NTT DOCOMO Inc	109	176,771
NTT DOCOMO Inc ADR	8,600	138,976
Obayashi Corp	11,000	50,156
Obic Co Ltd	160	33,550
Odakyu Electric Railway Co Ltd	10,000	105,178
OJI Paper Co Ltd	14,000	42,669
Olympus Corp *	3,400	66,175
Omron Corp	2,300	44,170
Ono Pharmaceutical Co Ltd	800	49,178
Oracle Corp Japan	600	30,812
Oriental Land Co Ltd	600	78,953
Osaka Gas Co Ltd	27,000	118,992
Osaka Securities Exchange Co Ltd	1	4,348
Otsuka Holdings Co Ltd	5,000	155,030
Panasonic Corp	15,200	100,397
Panasonic Corp ADR	13,000	85,410
Park24 Co Ltd	3,000	49,119
Rakuten Inc	8,600	87,506
Renesas Electronics Corp *	1,200	4,576
Rengo Co Ltd	6,000	27,475
Resona Holdings Inc	26,800	109,821
Ricoh Co Ltd	11,000	92,788
Rinnai Corp	500	37,085
Rohm Co Ltd	900	30,289
Ryohin Keikaku Co Ltd	800	50,463
Sankyo Co Ltd	900	41,838
Sanrio Co Ltd	300	10,661
Santen Pharmaceutical Co Ltd	800	36,738
Sapporo Holdings Ltd	2,000	5,542
Sawai Pharmaceutical Co Ltd	200	23,220
SBI Holdings Inc	2,220	14,295
Secom Co Ltd	2,500	130,321
Sega Sammy Holdings Inc	3,100	58,665
Seiko Epson Corp	1,000	5,986
Sekisui Chemical Co Ltd	3,000	24,168
Sekisui House Ltd	10,000	99,250
Senshu Ikeda Holdings Inc	2,140	12,872
Seven & I Holdings Co Ltd	9,900	304,015
Sharp Corp	10,000	24,768
Shikoku Electric Power Co Inc	1,700	18,980
Shimadzu Corp	6,000	41,918
Shimamura Co Ltd	200	23,251
Shimano Inc	1,200	87,369
Shimizu Corp	8,000	26,947
Shin-Etsu Chemical Co Ltd	5,000	281,073
Shinsei Bank Ltd	30,000	38,793
Shionogi & Co Ltd	2,900	44,164
Shiseido Co Ltd	5,500	75,458
Showa Denko KK	29,000	46,041
Showa Shell Sekiyu KK	2,700	14,314
SMC Corp	900	144,978
Softbank Corp	11,100	449,278
Sojitz Corp	7,500	9,701
Sony Corp	5,300	61,877
Sony Corp ADR	8,700	101,790
Sony Financial Holdings Inc	3,700	63,032
Sotetsu Holdings Inc	8,000	26,808
Square Enix Holdings Co Ltd	1,700	25,932
Stanley Electric Co Ltd	2,400	35,522
Sumco Corp *	4,900	32,985
Sumitomo Chemical Co Ltd	18,000	45,855
Sumitomo Corp	16,300	219,792
Sumitomo Electric Industries Ltd	10,000	105,623

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Sumitomo Heavy Industries Ltd	11,000	$37,594
Sumitomo Metal Industries Ltd + r	58,000	87,401
Sumitomo Metal Mining Co Ltd	7,000	87,785
Sumitomo Mitsui Financial Group Inc	17,100	531,962
Sumitomo Mitsui Financial Group Inc ADR	6,000	37,080
Sumitomo Mitsui Trust Holdings Inc	39,000	115,833
Sumitomo Realty & Development Co Ltd	4,000	106,116
Sumitomo Rubber Industries Ltd	2,000	23,739
Sundrug Co Ltd	1,000	36,308
Suruga Bank Ltd	4,000	45,206
Suzuken Co Ltd	900	29,857
Suzuki Motor Corp	5,300	102,816
Sysmex Corp	500	23,985
T&D Holdings Inc	9,100	98,444
Taiheiyo Cement Corp	10,000	21,514
Taisei Corp	10,000	28,693
Taiyo Nippon Sanso Corp	1,000	5,263
Takashimaya Co Ltd	5,000	34,229
Takeda Pharmaceutical Co Ltd	10,100	464,971
TDK Corp	1,600	59,510
Teijin Ltd	9,000	22,011
Terumo Corp	2,200	94,658
The 77 Bank Ltd	4,000	16,558
The Awa Bank Ltd	5,000	32,281
The Bank of Kyoto Ltd	2,000	16,887
The Bank of Yokohama Ltd	10,000	47,353
The Chiba Bank Ltd	7,000	40,573
The Chugoku Bank Ltd	1,000	14,030
The Chugoku Electric Power Co Inc	4,800	63,759
The Dai-ichi Life Insurance Co Ltd	103	116,801
The Gunma Bank Ltd	3,000	15,165
The Hachijuni Bank Ltd	6,000	33,075
The Hiroshima Bank Ltd	5,000	16,763
The Iyo Bank Ltd	5,000	40,737
The Japan Steel Works Ltd	8,000	44,554
The Joyo Bank Ltd	8,000	38,967
The Kansai Electric Power Co Inc	8,700	67,306
The Nishi-Nippon City Bank Ltd	6,000	13,908
The Shiga Bank Ltd	2,000	12,578
The Shizuoka Bank Ltd	7,000	71,646
The Yokohama Rubber Co Ltd	6,000	44,250
THK Co Ltd	700	10,667
Tobu Railway Co Ltd	12,000	64,563
Toho Co Ltd	1,000	18,323
Toho Gas Co Ltd	5,000	33,195
Tohoku Electric Power Co Inc *	5,000	40,073
Tokai Rika Co Ltd	1,400	19,662
Tokio Marine Holdings Inc	9,100	232,288
Tokyo Electric Power Co Inc *	17,600	28,860
Tokyo Electron Ltd	2,700	114,916
Tokyo Gas Co Ltd	34,000	187,305
Tokyo Tatemono Co Ltd *	3,000	11,713
Tokyu Corp	12,000	57,342
Tokyu Land Corp	4,000	21,407
TonenGeneral Sekiyu KK	4,000	34,617
Toppan Printing Co Ltd	11,000	63,810
Toray Industries Inc	18,000	106,495
Toshiba Corp	56,000	179,199
Tosoh Corp	10,000	18,950
TOTO Ltd	5,000	36,756
Toyo Seikan Kaisha Ltd	3,100	33,146
Toyo Suisan Kaisha Ltd	1,000	25,008
Toyota Motor Corp	7,760	304,474
Toyota Motor Corp ADR	14,353	1,126,854
Toyota Tsusho Corp	3,400	72,659
Trend Micro Inc	1,800	50,245
Tsumura & Co	1,500	46,976
Ube Industries Ltd	14,000	30,116
Unicharm Corp	1,500	86,119
UNY Co Ltd	5,200	40,129

	Shares	Value
Ushio Inc	900	$10,810
USS Co Ltd	270	28,500
Wacoal Holdings Corp	3,000	36,125
West Japan Railway Co	2,800	119,475
Yahoo! Japan Corp	265	100,905
Yakult Honsha Co Ltd	1,700	80,576
Yamada Denki Co Ltd	1,410	61,793
Yamaguchi Financial Group Inc	2,000	16,191
Yamaha Corp	1,400	12,980
Yamaha Motor Co Ltd	2,800	24,449
Yamato Holdings Co Ltd	5,300	83,907
Yamato Kogyo Co Ltd	1,300	38,335
Yamazaki Baking Co Ltd	2,000	26,739
Yaskawa Electric Corp	2,000	13,373
Yokogawa Electric Corp	3,800	43,893
Zeon Corp	4,000	27,814

		28,213,017

Luxembourg - 0.4%

ArcelorMittal	6,318	91,088
ArcelorMittal ‘NY’ (NYSE)	4,480	64,691
L’Occitane International SA	7,500	19,782
Millicom International Cellular SA SDR	688	63,880
SES SA FDR	3,224	87,822
Subsea 7 SA	3,184	73,756
Tenaris SA	441	8,998
Tenaris SA ADR	2,949	120,231

		530,248

Mauritius - 0.0%

Golden Agri-Resources Ltd	113,000	60,516

Netherlands - 2.3%

Aegon NV	8,184	42,749
Aegon NV ‘NY’	15,969	83,198
Akzo Nobel NV	3,321	188,116
ASML Holding NV	3,028	162,322
ASML Holding NV ‘NY’	2,400	128,832
DE Master Blenders 1753 NV *	7,034	84,862
Delta Lloyd NV	419	6,418
European Aeronautic Defence & Space Co NV	5,977	190,018
Fugro NV CVA	673	45,897
Gemalto NV	885	77,957
Heineken NV	3,768	225,033
ING Groep NV ADR *	39,158	308,957
ING Groep NV CVA *	12,363	98,279
Koninklijke Ahold NV	12,671	158,842
Koninklijke Boskalis Westminster NV	815	29,545
Koninklijke DSM NV	1,607	80,333
Koninklijke KPN NV	13,215	101,173
Koninklijke Philips Electronics NV	8,583	200,693
Koninklijke Philips Electronics NV ‘NY’	4,897	114,835
Koninklijke Vopak NV	897	63,078
QIAGEN NV (XETR) *	2,422	44,569
Randstad Holding NV	1,099	36,627
Reed Elsevier NV	7,802	104,491
Reed Elsevier NV ADR	1,235	32,876
SBM Offshore NV *	1,377	19,701
STMicroelectronics NV	6,811	36,840
STMicroelectronics NV ‘NY’	2,700	14,580
TNT Express NV	4,920	51,411
Unilever NV ‘NY’	6,450	228,846
Unilever NV CVA	14,691	520,419
Wolters Kluwer NV	3,145	59,235

		3,540,732

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
New Zealand - 0.1%

Auckland International Airport Ltd	15,829	$34,381
Contact Energy Ltd *	4,031	17,592
Fletcher Building Ltd (NZX)	7,843	45,157
Telecom Corp of New Zealand Ltd	28,553	56,250

		153,380

Norway - 0.9%

Aker Solutions ASA	1,361	25,889
DNB ASA	12,204	150,099
DNO International ASA *	880	1,685
Fred Olsen Energy ASA	553	24,764
Gjensidige Forsikring ASA	3,349	46,503
Marine Harvest ASA *	33,007	26,726
Norsk Hydro ASA	11,226	52,758
Orkla ASA	8,578	65,239
Petroleum Geo-Services ASA	4,001	66,454
Schibsted ASA	1,909	73,158
Statoil ASA	11,546	298,667
Statoil ASA ADR	3,728	96,145
Storebrand ASA *	4,286	19,779
Telenor ASA	9,284	181,211
TGS Nopec Geophysical Co ASA	1,334	43,680
Yara International ASA	2,454	123,249

		1,296,006

Papua New Guinea - 0.1%

Oil Search Ltd	15,238	116,640

Portugal - 0.2%

Banco Espirito Santo SA *	7,931	5,767
EDP - Energias de Portugal SA	33,081	91,242
Galp Energia SGPS SA	3,121	50,737
Jeronimo Martins SGPS SA	2,513	41,974
Portugal Telecom SGPS SA	7,542	37,361

		227,081

Singapore - 1.5%

CapitaLand Ltd	34,000	87,734
City Developments Ltd	6,000	57,210
ComfortDelGro Corp Ltd	22,831	31,857
DBS Group Holdings Ltd	25,182	294,125
Fraser and Neave Ltd	13,000	93,791
Jardine Cycle & Carriage Ltd	2,000	78,177
Keppel Corp Ltd	18,800	173,725
Olam International Ltd	18,000	29,887
Oversea-Chinese Banking Corp Ltd	36,832	279,570
SATS Ltd	8,000	17,461
SembCorp Industries Ltd	11,000	50,646
SembCorp Marine Ltd	12,000	48,376
Singapore Airlines Ltd	10,000	87,266
Singapore Exchange Ltd	11,000	62,552
Singapore Press Holdings Ltd	28,000	92,777
Singapore Technologies Engineering Ltd	17,000	48,956
Singapore Telecommunications Ltd	96,000	249,915
Singapore Telecommunications Ltd Board Lot 10	22,000	57,251
SMRT Corp Ltd	24,000	32,751
StarHub Ltd	8,000	24,202
United Industrial Corp Ltd	9,000	21,095
United Overseas Bank Ltd	17,090	272,877
UOL Group Ltd	4,000	18,628
Venture Corp Ltd	2,000	13,104
Wilmar International Ltd	28,000	73,833

		2,297,766

	Shares	Value
Spain - 2.5%

Abertis Infraestructuras SA	4,243	$62,612
Acciona SA	165	9,425
Acerinox SA	977	10,999
ACS Actividades de Construccion y Servicios SA	1,418	29,332
Amadeus IT Holding SA ‘A’	4,276	99,832
Banco Bilbao Vizcaya Argentaria SA	51,019	403,386
Banco Bilbao Vizcaya Argentaria SA ADR	14,058	108,950
Banco de Sabadell SA	23,557	63,490
Banco Popular Espanol SA	12,770	28,005
Banco Santander SA *	98,111	735,012
Banco Santander SA ADR	29,287	218,481
CaixaBank	9,904	37,228
Distribuidora Internacional de Alimentacion SA	11,300	62,482
Ebro Foods SA	1,560	27,460
EDP Renovaveis SA *	3,839	17,217
Enagas SA	1,461	28,890
Ferrovial SA	7,257	94,656
Gas Natural SDG SA	3,510	49,817
Grifols SA *	2,817	93,138
Iberdrola SA	58,045	264,071
Inditex SA	2,855	354,436
International Consolidated Airlines Group SA *	13,807	33,291
Mapfre SA	13,005	35,613
Prosegur Cia de Seguridad SA	6,890	31,547
Red Electrica Corp SA	1,198	56,899
Repsol SA	3,407	66,313
Repsol SA ADR	5,199	100,341
Telefonica SA	27,977	373,060
Telefonica SA ADR	28,381	376,900
Zardoya Otis SA	1,233	14,518

		3,887,401

Sweden - 2.9%

Alfa Laval AB	4,126	75,041
Assa Abloy AB ‘B’	4,094	132,877
Atlas Copco AB ‘A’	8,654	202,744
Atlas Copco AB ‘B’	5,210	109,380
Boliden AB	3,407	57,033
Electrolux AB ‘B’	4,287	106,142
Elekta AB ‘B’	4,940	65,322
Getinge AB ‘B’	2,355	71,145
Hennes & Mauritz AB ‘B’	13,104	456,344
Hexagon AB ‘B’	2,882	62,022
Husqvarna AB ‘B’	5,332	27,272
Lundin Petroleum AB *	2,639	64,508
Meda AB ‘A’	4,084	41,314
Modern Times Group AB ‘B’	577	25,547
Nordea Bank AB	37,732	374,592
Ratos AB ‘B’	1,160	10,257
Sandvik AB	13,047	177,773
Scania AB ‘B’	3,547	65,300
Securitas AB ‘B’	3,834	28,855
Skandinaviska Enskilda Banken AB ‘A’	22,396	188,130
Skanska AB ‘B’	4,284	69,486
SKF AB ‘B’	5,104	110,475
SSAB AB ‘A’	1,095	7,815
Svenska Cellulosa AB ‘B’	6,933	129,035
Svenska Handelsbanken AB ‘A’	6,983	262,319
Swedbank AB ‘A’	12,310	231,557
Swedish Match AB	2,730	110,528
Tele2 AB ‘B’	5,478	99,588
Telefonaktiebolaget LM Ericsson ‘A’	2,410	21,553
Telefonaktiebolaget LM Ericsson ‘B’	20,403	186,094
Telefonaktiebolaget LM Ericsson ADR	19,502	178,053
TeliaSonera AB	32,832	236,675

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Trelleborg AB ‘B’	3,548	$40,034
Volvo AB ‘A’	6,806	95,888
Volvo AB ‘B’	18,324	258,007

		4,378,705

Switzerland - 7.4%

ABB Ltd (XVTX)	1,871	35,174
ABB Ltd ADR	29,541	552,417
Actelion Ltd	1,653	82,925
Adecco SA	1,567	74,802
Aryzta AG	1,452	69,715
Baloise Holding AG	636	50,087
Banque Cantonale Vaudoise	27	14,000
Barry Callebaut AG	8	7,428
Cie Financiere Richemont SA ‘A’	6,660	399,319
Clariant AG	1,895	22,602
Credit Suisse Group AG	9,109	193,725
Credit Suisse Group AG ADR	6,776	143,312
Dufry AG *	246	29,514
EMS-Chemie Holding AG	77	15,902
Galenica AG	61	36,150
Geberit AG	415	90,416
Givaudan SA	104	98,825
Holcim Ltd	3,082	196,261
Julius Baer Group Ltd	2,184	76,159
Kuehne + Nagel International AG	626	70,834
Lindt & Spruengli AG	2	72,269
Nestle SA	42,770	2,697,980
Novartis AG	13,940	853,217
Novartis AG ADR	17,266	1,057,715
Partners Group Holding AG	230	47,875
PSP Swiss Property AG	103	9,365
Roche Holding AG (XSWX)	313	59,937
Roche Holding AG (XVTX)	9,445	1,764,377
Schindler Holding AG	240	29,660
SGS SA	82	168,433
Sika AG	20	40,840
Sonova Holding AG	611	61,823
Sulzer AG	437	63,657
Swiss Life Holding AG	276	32,951
Swiss Re AG	4,485	288,600
Swisscom AG	317	127,535
Syngenta AG	323	120,705
Syngenta AG ADR	4,185	313,247
The Swatch Group AG	372	148,382
The Swatch Group AG (Registered)	587	40,914
UBS AG (NYSE)	12,300	149,814
UBS AG (XVTX)	36,350	443,635
Zurich Insurance Group AG	1,862	463,622

		11,316,120

United Kingdom - 20.2%

Aberdeen Asset Management PLC	12,855	64,738
Admiral Group PLC	2,694	45,929
Aggreko PLC	3,734	139,834
AMEC PLC	3,498	64,935
Anglo American PLC	16,582	488,129
Antofagasta PLC	4,782	97,899
ARM Holdings PLC	1,325	12,355
ARM Holdings PLC ADR	6,134	171,629
Ashmore Group PLC	1,763	9,723
Associated British Foods PLC	4,306	89,735
AstraZeneca PLC ADR	17,253	825,729
Aviva PLC	39,049	201,779
Babcock International Group PLC	6,031	90,430
BAE Systems PLC	42,946	226,084
Barclays PLC	33,323	115,995
Barclays PLC ADR	29,041	402,799
BG Group PLC	44,604	903,191
BHP Billiton PLC	5,427	169,479

	Shares	Value
BHP Billiton PLC ADR	12,269	$766,322
BP PLC ADR	42,570	1,803,265
British American Tobacco PLC	16,938	870,929
British American Tobacco PLC ADR	5,087	522,130
British Sky Broadcasting Group PLC	6,583	79,086
British Sky Broadcasting Group PLC ADR	1,754	83,841
BT Group PLC	59,434	221,685
BT Group PLC ADR	3,650	135,780
Bunzl PLC	4,019	72,102
Burberry Group PLC	5,625	91,335
Capita PLC	7,035	88,144
Carnival PLC	1,157	42,749
Carnival PLC ADR	1,664	61,169
Centrica PLC	65,098	345,043
Cobham PLC	11,849	42,516
Compass Group PLC	22,891	253,173
Croda International PLC	2,177	85,385
Diageo PLC ADR	8,646	974,664
Eurasian Natural Resources Corp PLC	3,202	16,046
Evraz PLC	3,743	14,964
Experian PLC	12,974	215,895
Fresnillo PLC	1,931	58,036
G4S PLC	18,242	78,406
Genting Singapore PLC	84,000	93,439
GKN PLC	21,789	75,745
GlaxoSmithKline PLC	1,836	42,352
GlaxoSmithKline PLC ADR	32,660	1,510,198
Hargreaves Lansdown PLC	2,130	21,646
HSBC Holdings PLC (LI)	6,138	56,955
HSBC Holdings PLC ADR	47,955	2,227,989
ICAP PLC	3,061	15,922
IMI PLC	2,849	41,532
Imperial Tobacco Group PLC	13,136	486,912
Informa PLC	7,398	48,236
Inmarsat PLC	1,411	13,477
InterContinental Hotels Group PLC	1,470	38,561
InterContinental Hotels Group PLC ADR	3,011	79,039
Intertek Group PLC	2,073	91,895
Investec PLC	5,925	36,685
ITV PLC	51,218	73,332
J. Sainsbury PLC	14,201	79,810
John Wood Group PLC	6,020	78,352
Johnson Matthey PLC	2,376	92,808
Kazakhmys PLC	2,794	31,420
Kingfisher PLC	34,614	147,908
Legal & General Group PLC	86,091	183,964
Lloyds Banking Group PLC *	510,002	321,339
Lloyds Banking Group PLC ADR *	13,200	32,868
London Stock Exchange Group PLC	2,376	36,238
Marks & Spencer Group PLC	19,174	110,627
Meggitt PLC	11,661	74,567
Mondi PLC	4,039	41,235
National Grid PLC	31,746	350,446
National Grid PLC ADR	3,865	213,966
Next PLC	2,140	119,494
Old Mutual PLC	61,677	169,788
Pearson PLC	4,231	82,793
Pearson PLC ADR	6,000	117,240
Pennon Group PLC	6,143	71,725
Petrofac Ltd	3,498	90,366
Prudential PLC	15,432	200,243
Prudential PLC ADR	8,846	229,996
Randgold Resources Ltd	856	105,416
Reckitt Benckiser Group PLC	8,586	494,691
Reed Elsevier PLC	4,850	46,434
Reed Elsevier PLC ADR	2,500	95,525
Resolution Ltd	19,137	67,201
Rexam PLC	8,165	57,490
Rio Tinto PLC	309	14,445
Rio Tinto PLC ADR	16,463	769,810

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Rolls-Royce Holdings PLC *	24,466	$333,896
Royal Dutch Shell PLC ‘A’ (LI)	955	33,075
Royal Dutch Shell PLC ‘B’	21,504	764,860
Royal Dutch Shell PLC ADR	29,182	2,080,677
RSA Insurance Group PLC	56,542	101,068
SABMiller PLC	12,714	559,326
Schroders PLC	1,739	42,285
Serco Group PLC	5,706	53,557
Severn Trent PLC	3,779	102,494
Shire PLC ADR	2,516	223,169
Smith & Nephew PLC ADR	2,696	148,604
Smiths Group PLC	4,855	81,422
SSE PLC	11,120	250,140
Standard Chartered PLC	31,018	702,611
Standard Life PLC	28,612	126,414
Tate & Lyle PLC	5,200	55,936
TESCO PLC	100,291	538,125
The Royal Bank of Scotland Group PLC *	16,107	66,899
The Royal Bank of Scotland Group PLC ADR *	3,700	30,784
The Sage Group PLC	14,615	74,122
The Weir Group PLC	2,314	66,272
Travis Perkins PLC	1,705	28,747
Tullow Oil PLC	11,720	259,965
Unilever PLC	2,665	97,065
Unilever PLC ADR	15,438	563,796
United Utilities Group PLC	8,138	94,235
Vedanta Resources PLC	1,430	23,910
Vodafone Group PLC	161,848	460,629
Vodafone Group PLC ADR	51,766	1,475,072
Whitbread PLC	1,777	65,255
WM Morrison Supermarkets PLC	34,221	157,816
Wolseley PLC	3,618	154,811
WPP PLC ADR	3,170	215,972
Xstrata PLC	19,537	303,185

		30,861,371

Total Common Stocks (Cost $148,325,606)		151,482,299

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 10/01/12 (Dated 09/28/12, repurchase price of $276,579; collateralized by Federal Home Loan Bank: 3.625% due 05/29/13 and value $284,625)	$276,578	276,578

Total Short-Term Investment (Cost $276,578)		276,578

TOTAL INVESTMENTS - 99.4% (Cost $148,625,124)		151,781,887

OTHER ASSETS & LIABILITIES, NET - 0.6%		926,447

NET ASSETS - 100.0%		$152,708,334

Notes to Schedule of Investments

(a)	As of September 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.7%
Industrials	12.0%
Consumer Staples	11.3%
Materials	10.5%
Energy	10.5%
Health Care	9.6%
Consumer Discretionary	9.5%
Telecommunication Services	5.2%
Information Technology	4.2%
Utilities	3.7%
Short-Term Investment	0.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $87,401 or 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of September 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$1,190	$1,190	$-	$-
	Preferred Stocks (1)	21,820	-	21,820	-
	Common Stocks
	Australia	11,954,025	2,152,877	9,801,148	-
	Austria	334,737	-	334,737	-
	Belgium	1,491,208	847,862	643,346	-
	Bermuda	798,365	72,369	725,996	-
	Canada	16,921,781	16,921,781	-	-
	Cayman	277,660	-	277,660	-
	Cyprus	19,698	-	19,698	-
	Denmark	1,743,010	510,831	1,232,179	-
	Finland	858,469	50,372	808,097	-
	France	11,687,746	767,518	10,920,228	-
	Germany	11,018,258	1,238,009	9,780,249	-
	Greece	50,084	10,100	39,984	-
	Hong Kong	3,507,932	-	3,507,932	-
	Ireland	477,398	126,720	350,678	-
	Israel	818,905	603,252	215,653	-
	Italy	2,644,040	238,534	2,405,506	-
	Japan	28,213,017	3,159,368	25,053,649	-
	Luxembourg	530,248	184,922	345,326	-
	Mauritius	60,516	-	60,516	-
	Netherlands	3,540,732	912,124	2,628,608	-
	New Zealand	153,380	-	153,380	-
	Norway	1,296,006	96,145	1,199,861	-
	Papua New Guinea	116,640	-	116,640	-
	Portugal	227,081	-	227,081	-
	Singapore	2,297,766	-	2,297,766	-
	Spain	3,887,401	804,672	3,082,729	-
	Sweden	4,378,705	178,053	4,200,652	-
	Switzerland	11,316,120	2,280,162	9,035,958	-
	United Kingdom	30,861,371	15,762,033	15,099,338	-

		151,482,299	46,917,704	104,564,595	-
	Short-Term Investment	276,578	-	276,578	-

	Total	$151,781,887	$46,918,894	$104,862,993	$-

(1)	For equity categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the nine-month period ended September 30, 2012, an investment with a value of $63,657 was transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 240

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2012 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2012. For senior loan notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of September 30, 2012.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2012.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for securities sold short, delayed delivery securities, futures contracts, and/or swap contracts as of September 30, 2012.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 1C in Supplemental Notes to Schedule of Investments).
r	Illiquid investments. Investments were reported as illiquid by the portfolio manager or advisor pursuant to the Fund’s policy and procedures. (See Note 2 in Supplemental Notes to Schedule of Investments).

Counterparty Abbreviations:
BNP	BNP Paribas
BNY	BNY Mellon
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
NA	Not Applicable
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedule of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2012 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Pacific Select Fund (the “Fund”) is comprised of fifty-four portfolios. The Fund’s Board of Trustees (the “Board”) has adopted procedures (“Fund Procedures”) for determining the value of its investments each business day. Under the Fund Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of the Fund’s assets each business day. Each valuation committee that values the Fund’s investments does so in accordance with the Fund Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 1B and 1C below describe in greater detail the methodologies used to value the Fund’s investments.

B. NET ASSET VALUE

Each portfolio of the Fund is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when the portfolios do not calculate their NAVs, the value of those Investments may change on days when a shareholder will not be able to purchase or redeem the Fund’s shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments of other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments (including exchange-traded futures and options), the portfolios use the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolio”) consist of Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Fund Procedures include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Fund Procedures provide that the value of such investments may be determined in accordance with alternative valuation methodologies. Under the Fund Procedures these alternative methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Fund Procedures, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Fund’s adviser, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Fund Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value the Fund’s investments. The VOC also periodically re-evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Fund Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market

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values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A summary of each portfolio’s investments as of September 30, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the

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adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 4).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the Cash Management Portfolio must be denominated in U.S. dollars.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of September 30, 2012 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from

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registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2012, no participation interest in Senior Loans was held by any of the portfolios covered in this report.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”) (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues

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Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks

Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Effective January 1, 2012 such transactions are recorded as secured borrowings; whereas, previously such transactions were recorded as purchases and sales. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize interest income represented by the price differential between the price received for the

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transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the

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lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a portfolio’s financial statements. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

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The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps Agreements – Swaps are privately negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity

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specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2012 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

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Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

4. INVESTMENTS WITH AFFILIATES

The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the reporting period and requires such fund to provide a summary of transactions during the reporting period and its total investments in the underlying fund as of the end of the reporting period. The American Funds Growth-Income Portfolio owned less than 5% of the outstanding voting shares of the Growth-Income Master Fund as of September 30, 2012 but such ownership did exceed 5% during the reporting period. A summary of transactions for the period ended September 30, 2012 and total investments by the American Funds Growth- Income Portfolio in the Growth-Income Master Fund, and each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios in each of the Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively, as of September 30, 2012 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (3)	Change in Unrealized Appreciation	As of September 30, 2012
							Ending Value	Share Balance	Ownership Percentage
American Funds Growth – Income
American Funds Insurance Series® Growth – Income Fund – Class 1	$1,147,620,269	$9,980,480	$-	$666,411,352	$48,252,123	$99,745,850	$639,187,370	16,688,965	2.65%

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation	As of September 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$71,128,385	$47,107,218	$714,536	$3,017,801	$265,755	$2,773,699	$118,971,792	10,572,967	33.33%
PD High Yield Bond Market ‘P’	8,030,403	4,501,826	231,876	335,311	(1,759)	884,521	13,311,556	1,113,613	12.92%
PD Large-Cap Growth Index ‘P’	15,303,460	7,527,491	373	1,040,480	166,195	2,705,603	24,662,642	1,513,576	15.96%
PD Large-Cap Value Index ‘P’	18,481,779	8,692,064	23,931	1,271,319	974,395	2,430,180	29,331,030	1,923,296	15.21%
PD Small-Cap Growth Index ‘P’	2,657,343	1,532,307	37	111,771	39,431	391,635	4,508,982	290,194	12.29%
PD Small-Cap Value Index ‘P’	4,066,732	2,440,956	831	204,814	12,382	659,269	6,975,356	484,314	12.90%
PD Emerging Markets ‘P’	1,283,468	854,080	-	55,885	7,008	173,563	2,262,234	155,466	4.82%
PD International Large-Cap ‘P’	13,578,082	7,972,932	1,920	769,720	66,779	1,812,720	22,662,713	1,743,083	14.84%
Total	$134,529,652	$80,628,874	$973,504	$6,807,101	$1,530,186	$11,831,190	$222,686,305

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$101,029,332	$84,173,598	$1,076,070	$2,589,224	$411,689	$4,132,920	$188,234,385	16,728,301	52.74%
PD High Yield Bond Market ‘P’	14,578,711	11,395,576	433,701	369,660	(861)	1,653,484	27,690,951	2,316,558	26.88%
PD Large-Cap Growth Index ‘P’	47,162,002	26,362,621	1,132	1,294,339	339,820	8,685,190	81,256,426	4,986,803	52.59%
PD Large-Cap Value Index ‘P’	57,215,013	36,933,537	80,665	1,547,062	3,261,981	7,799,073	103,743,207	6,802,655	53.80%
PD Small-Cap Growth Index ‘P’	7,940,681	7,725,466	121	523,416	174,832	1,379,773	16,697,457	1,074,632	45.53%
PD Small-Cap Value Index ‘P’	11,043,151	13,166,042	3,578	420,295	91,151	2,586,859	26,470,486	1,837,902	48.95%
PD Emerging Markets ‘P’	7,364,710	9,302,063	-	922,630	232,230	834,763	16,811,136	1,155,301	35.80%
PD International Large-Cap ‘P’	43,121,746	32,354,861	6,822	1,147,144	130,816	6,001,928	80,469,029	6,189,205	52.69%
Total	$289,455,346	$221,413,764	$1,602,089	$8,813,770	$4,641,658	$33,073,990	$541,373,077

Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$38,146,962	$16,318,322	$375,537	$6,651,922	$534,274	$1,000,567	$49,723,740	4,418,925	13.93%
PD Large-Cap Growth Index ‘P’	37,658,985	8,704,433	895	4,342,370	1,191,420	5,369,945	48,583,308	2,981,615	31.45%
PD Large-Cap Value Index ‘P’	44,266,817	10,613,170	57,751	2,662,369	2,768,101	4,714,862	59,758,332	3,918,476	30.99%
PD Small-Cap Growth Index ‘P’	10,912,458	3,654,203	143	791,245	326,893	1,367,086	15,469,538	995,604	42.18%
PD Small-Cap Value Index ‘P’	13,276,199	6,058,367	2,635	887,801	243,938	1,936,038	20,629,376	1,432,342	38.15%
PD Emerging Markets ‘P’	9,124,860	3,777,241	-	730,775	271,985	790,729	13,234,040	909,475	28.19%
PD International Large-Cap ‘P’	35,530,473	12,321,905	4,953	2,199,348	237,869	3,680,820	49,576,672	3,813,147	32.47%
Total	$188,916,754	$61,447,641	$441,914	$18,265,830	$5,574,480	$18,860,047	$256,975,006

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Portfolio Optimization Conservative
Diversified Bond ‘P’	$573,655,993	$44,607,803	$6,960,979	$185,949,333	$12,625,065	$18,851,976	$470,752,483	42,729,601	14.61%
Floating Rate Loan ‘P’	283,651,713	7,869,960	5,526,329	94,658,808	2,595,313	8,449,855	213,434,362	27,574,341	24.13%
High Yield Bond ‘P’	217,183,953	40,773,366	5,579,754	106,514,450	2,444,007	11,601,972	171,068,602	25,240,247	19.34%
Inflation Managed ‘P’	356,704,694	7,495,862	6,146,550	200,313,404	42,466,998	(24,767,373)	187,733,327	15,900,262	20.60%
Inflation Protection ‘P’	248,642,056	22,437,998	1,242,481	65,059,947	4,831,782	5,876,225	217,970,595	20,065,209	19.61%
Managed Bond ‘P’	754,067,101	58,453,936	18,477,807	288,462,583	9,917,749	33,161,170	585,615,180	45,966,027	15.80%
Short Duration Bond ‘P’	387,021,749	200,750,707	2,045,536	62,897,280	962,738	11,345,292	539,228,742	55,514,263	24.61%
Emerging Markets Debt ‘P’	-	183,113,000	-	6,389,836	256,039	12,106,884	189,086,087	17,684,184	19.16%
Comstock ‘P’	105,258,611	39,416,900	446,159	43,984,826	8,370,189	9,813,132	119,320,165	12,949,086	6.44%
Equity Index ‘P’	70,092,158	36,961,348	697,769	36,341,654	4,211,413	8,678,678	84,299,712	2,624,861	7.40%
Large-Cap Growth ‘P’	68,501,214	1,325,048	-	28,113,117	11,330,790	1,742,228	54,786,163	9,032,395	4.82%
Large-Cap Value ‘P’	141,427,719	27,816,007	725,902	41,386,487	7,246,669	14,585,608	150,415,418	11,402,016	5.90%
Long/Short Large-Cap ‘P’	69,704,939	-	-	76,528,195	5,114,049	1,709,207	-	-	-%
Mid-Cap Equity ‘P’	103,306,701	3,981,306	75,204	80,106,984	5,406,038	1,566,172	34,228,437	2,844,092	4.47%
Mid-Cap Value ‘P’	-	56,362,754	98,662	6,585,766	2,856,530	(1,509,567)	51,222,613	3,700,131	3.99%
International Large-Cap ‘P’	103,844,286	8,372,898	490,104	55,692,043	(1,450,154)	14,230,923	69,796,014	10,438,690	4.61%
International Value ‘P’	69,303,323	7,046,828	676,480	39,678,932	(3,579,547)	8,674,912	42,443,064	4,192,597	3.62%
Currency Strategies ‘P’	-	105,658,533	-	-	-	-	105,658,533	10,565,853	7.04%
Global Absolute Return ‘P’	-	211,317,066	-	-	-	-	211,317,066	21,131,707	10.25%
Precious Metals ‘P’	-	35,219,511	-	-	-	-	35,219,511	3,521,951	3.73%
Total	$3,552,366,210	$1,098,980,831	$49,189,716	$1,418,663,645	$115,605,668	$136,117,294	$3,533,596,074

Portfolio Optimization Moderate – Conservative
Diversified Bond ‘P’	$493,005,685	$49,751,626	$6,663,160	$153,428,298	$11,760,254	$17,565,215	$425,317,642	38,605,538	13.20%
Floating Rate Loan ‘P’	245,207,193	29,189,620	6,123,293	49,732,285	1,355,782	8,487,048	240,630,651	31,087,926	27.21%
High Yield Bond ‘P’	206,271,405	16,223,286	7,546,467	48,557,093	1,767,983	12,549,623	195,801,671	28,889,478	22.13%
Inflation Managed ‘P’	329,160,023	58,158,041	5,295,372	202,342,838	43,758,285	(26,478,555)	207,550,328	17,578,683	22.77%
Inflation Protection ‘P’	205,515,466	110,904,795	1,496,835	79,137,851	6,068,109	5,425,898	250,273,252	23,038,819	22.51%
Managed Bond ‘P’	697,505,591	62,440,868	20,120,280	305,411,192	15,333,138	29,979,795	519,968,480	40,813,295	14.02%
Short Duration Bond ‘P’	324,604,521	241,865,988	2,055,776	58,293,192	957,003	10,370,349	521,560,445	53,695,290	23.80%
Emerging Markets Debt ‘P’	-	171,773,726	-	4,601,427	147,631	11,579,160	178,899,090	16,731,450	18.13%
American Funds Growth ‘P’	39,040,256	-	-	43,062,326	1,628,660	2,393,410	-	-	-%
American Funds Growth-Income ‘P’	-	45,006,385	196,669	6,740,962	419,677	2,588,281	41,470,050	3,998,887	9.51%
Comstock ‘P’	161,124,021	54,978,808	709,815	73,678,798	13,777,569	14,337,148	171,248,563	18,584,556	9.25%
Dividend Growth ‘P’	82,408,868	4,621,442	417,360	9,310,818	2,522,903	8,505,956	89,165,711	8,022,682	13.80%
Equity Index ‘P’	123,451,866	49,067,403	1,184,991	19,216,863	2,018,619	20,060,715	176,566,731	5,497,802	15.51%
Growth LT ‘P’	39,408,776	634,871	-	44,694,081	2,416,715	2,233,719	-	-	-%
Large-Cap Growth ‘P’	79,568,328	39,272,596	-	6,378,088	16,637,905	3,755	129,104,496	21,284,988	11.35%
Large-Cap Value ‘P’	207,351,450	47,694,945	1,165,068	36,808,085	9,282,019	24,213,260	252,898,657	19,170,605	9.91%
Long/Short Large-Cap ‘P’	119,969,376	2,071,576	-	133,519,024	6,944,627	4,533,445	-	-	-%
Main Street Core ‘P’	83,126,769	92,085,387	456,947	20,374,918	9,286,664	10,890,700	175,471,549	8,035,482	19.17%
Mid-Cap Equity ‘P’	78,643,844	10,432,042	51,560	76,224,958	1,561,787	3,558,021	18,022,296	1,497,499	2.35%
Mid-Cap Growth ‘P’	73,332,831	16,577,330	-	88,112,577	(4,570,871)	10,918,778	8,145,491	1,052,535	1.54%
Mid-Cap Value ‘P’	77,558,974	13,574,399	168,861	8,095,222	5,101,671	3,009,741	91,318,424	6,596,502	7.11%
Small-Cap Equity ‘P’	40,540,644	29,643,161	146,032	16,111,322	2,970,651	1,993,906	59,183,072	4,103,397	6.28%
Small-Cap Index ‘P’	-	58,085,825	132,107	1,052,261	722,093	2,220,692	60,108,456	4,863,504	16.42%
Emerging Markets ‘P’	36,393,780	8,153,647	-	3,424,121	4,260,131	1,938,763	47,322,200	3,282,969	4.25%
International Large-Cap ‘P’	148,874,913	26,199,951	745,064	76,219,998	(2,660,616)	20,619,311	117,558,625	17,582,065	7.77%
International Small-Cap ‘P’	73,104,128	19,008,359	155,658	8,975,021	(420,489)	9,367,525	92,240,160	11,217,682	7.99%
International Value ‘P’	73,585,241	40,999,662	1,390,023	26,135,646	(2,188,655)	8,401,571	96,052,196	9,488,196	8.19%
Currency Strategies ‘P’	-	141,275,899	-	-	-	-	141,275,899	14,127,590	9.42%
Global Absolute Return ‘P’	-	282,551,798	-	-	-	-	282,551,798	28,255,180	13.71%
Precious Metals ‘P’	-	94,183,933	-	-	-	-	94,183,933	9,418,393	9.99%
Total	$4,038,753,949	$1,816,427,369	$56,221,338	$1,599,639,265	$150,859,245	$221,267,230	$4,683,889,866

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,190,680,322	$99,893,897	$19,017,343	$89,575,223	$14,302,332	$61,835,476	$1,296,154,147	117,650,254	40.22%
Floating Rate Loan ‘P’	444,015,470	1,504,487	11,993,359	44,764,748	1,015,534	16,536,266	430,300,368	55,592,028	48.66%
High Yield Bond ‘P’	600,106,848	186,028	20,462,247	144,371,945	5,411,774	35,989,757	517,784,709	76,396,334	58.53%
Inflation Managed ‘P’	892,570,161	77,532,571	12,744,755	640,331,737	108,017,083	(65,706,616)	384,826,217	32,593,241	42.23%
Inflation Protection ‘P’	593,851,702	124,826,690	3,521,036	276,691,257	20,924,033	7,600,061	474,032,265	43,636,879	42.64%
Managed Bond ‘P’	2,083,493,596	79,395,287	47,787,877	866,672,349	35,439,913	86,022,024	1,465,466,348	115,027,185	39.53%
Short Duration Bond ‘P’	441,334,506	573,877,886	3,784,160	115,348,939	2,317,996	15,907,217	921,872,826	94,907,942	42.06%
Emerging Markets Debt ‘P’	-	456,985,561	-	26,827,140	1,296,336	29,878,797	461,333,554	43,145,996	46.75%
American Funds Growth ‘P’	149,312,814	-	269,132	168,897,560	10,172,753	9,142,861	-	-	-%
American Funds Growth-Income ‘P’	462,470,384	-	1,181,316	321,653,800	17,318,477	35,462,562	194,778,939	18,782,205	44.66%
Comstock ‘P’	730,819,262	121,948,237	2,788,815	295,243,976	54,715,788	63,712,058	678,740,184	73,659,509	36.64%
Dividend Growth ‘P’	298,462,875	149,907	1,062,883	136,816,538	14,728,515	19,942,069	197,529,711	17,772,728	30.56%
Equity Index ‘P’	593,855,703	409,513	2,259,407	352,195,126	28,422,984	44,860,638	317,613,119	9,889,598	27.90%
Growth LT ‘P’	286,516,688	3,103,440	372,521	282,763,887	27,124,798	10,245,875	44,599,435	3,130,012	49.33%
Large-Cap Growth ‘P’	430,630,708	38,601,687	-	98,466,069	70,829,414	10,330,992	451,926,732	74,507,512	39.75%
Large-Cap Value ‘P’	1,053,432,933	152,177,547	5,416,157	390,564,970	64,978,176	98,839,579	984,279,422	74,611,831	38.58%
Long/Short Large-Cap ‘P’	576,750,188	3,099,304	903,749	143,390,173	68,133,835	33,208,814	538,705,717	57,135,148	38.50%
Main Street Core ‘P’	298,876,402	30,627,970	833,829	80,887,457	22,624,783	29,295,951	301,371,478	13,800,899	32.92%
Mid-Cap Equity ‘P’	425,626,633	7,251,901	645,002	191,597,568	46,338,154	(19,562,646)	268,701,476	22,326,806	35.09%
Mid-Cap Growth ‘P’	263,471,644	18,604,897	-	108,835,222	35,385,738	(14,101,797)	194,525,260	25,135,957	36.77%
Mid-Cap Value ‘P’	417,954,758	299,640,143	1,420,574	159,349,259	37,553,475	11,106,425	608,326,116	43,943,210	47.35%
Small-Cap Equity ‘P’	146,762,174	349,729	324,767	58,099,204	7,147,971	6,931,195	103,416,632	7,170,284	10.96%
Small-Cap Growth ‘P’	140,732,912	2,956,725	-	10,055,523	18,308,850	(1,837,855)	150,105,109	13,408,706	38.37%
Small-Cap Index ‘P’	-	190,580,470	441,729	4,323,252	2,401,804	7,316,721	196,417,472	15,892,559	53.65%
Small-Cap Value ‘P’	147,623,308	145,224	731,316	8,547,452	13,884,240	(2,627,804)	151,208,832	11,187,721	45.23%
Real Estate ‘P’	-	339,187,234	-	10,706,328	13,856,466	(15,392,411)	326,944,961	19,570,296	39.53%
Emerging Markets ‘P’	391,729,755	36,526,019	-	33,506,163	44,003,563	20,641,475	459,394,649	31,870,416	41.23%
International Large-Cap ‘P’	667,485,217	39,742,742	3,271,308	257,675,730	(9,813,263)	89,118,836	532,129,110	79,585,215	35.18%
International Small-Cap ‘P’	391,624,279	36,855,376	710,202	65,632,635	(4,981,175)	48,808,171	407,384,218	49,543,567	35.28%
International Value ‘P’	393,644,027	104,979,943	6,561,479	95,343,894	(8,341,237)	39,357,438	440,857,756	43,548,664	37.61%
Currency Strategies ‘P’	-	616,188,616	-	-	-	-	616,188,616	61,618,862	41.07%
Global Absolute Return ‘P’	-	770,235,770	-	-	-	-	770,235,770	77,023,577	37.38%
Precious Metals ‘P’	-	308,094,308	-	-	-	-	308,094,308	30,809,431	32.67%
Total	$14,513,835,269	$4,535,659,109	$148,504,963	$5,479,135,124	$763,519,110	$712,862,129	$15,195,245,456

Portfolio Optimization Growth
Diversified Bond ‘P’	$638,596,185	$311,084,607	$13,836,208	$49,889,625	$9,387,447	$38,465,390	$961,480,212	87,272,329	29.83%
Inflation Managed ‘P’	507,685,015	85,343,828	7,594,205	492,635,884	59,593,250	(36,330,747)	131,249,667	11,116,322	14.40%
Inflation Protection ‘P’	379,193,521	75,308	1,394,754	225,679,285	14,438,346	(47,858)	169,374,786	15,591,738	15.24%
Managed Bond ‘P’	1,025,850,739	126,900,956	32,845,789	196,292,410	7,487,653	56,850,343	1,053,643,070	82,702,408	28.42%
Short Duration Bond ‘P’	380,342,943	26,476,978	1,517,632	210,038,037	4,417,906	6,234,626	208,952,048	21,511,871	9.53%
Emerging Markets Debt ‘P’	-	152,454,002	-	3,138,200	41,891	8,171,013	157,528,706	14,732,795	15.96%
American Funds Growth ‘P’	261,269,281	39,522,574	-	288,186,197	10,918,884	15,998,032	39,522,574	4,284,149	71.32%
American Funds Growth-Income ‘P’	404,618,019	-	1,327,519	291,516,627	20,161,088	30,513,614	165,103,613	15,920,663	37.86%
Comstock ’P’	770,932,556	131,195,111	2,940,560	306,958,513	56,039,630	67,353,086	721,502,430	78,300,233	38.95%
Dividend Growth ‘P’	386,482,828	23,615,948	1,249,654	167,745,658	16,168,029	26,515,972	286,286,773	25,758,642	44.29%
Equity Index ‘P’	643,311,290	-	3,319,830	281,349,831	24,004,324	62,634,373	451,919,986	14,071,545	39.70%
Growth LT ‘P’	249,218,403	32,069	362,037	244,030,303	22,211,934	10,092,437	37,886,577	2,658,900	41.90%
Large-Cap Growth ‘P’	371,100,002	94,417	-	70,389,057	61,473,183	9,436,434	371,714,979	61,283,293	32.69%
Large-Cap Value ‘P’	915,832,970	222,588,641	5,145,170	330,642,517	54,652,754	90,277,735	957,854,753	72,608,748	37.55%
Long/Short Large-Cap ‘P’	503,425,699	262,390,223	1,193,599	158,156,121	86,776,823	20,377,850	716,008,073	75,939,843	51.17%
Main Street Core ‘P’	388,572,248	-	994,210	93,510,089	26,003,408	38,279,196	360,338,973	16,501,236	39.37%
Mid-Cap Equity ‘P’	626,152,494	21,869	995,983	284,993,290	63,897,452	(24,825,251)	381,249,257	31,678,568	49.78%
Mid-Cap Growth ‘P’	348,653,635	606,801	-	107,729,999	40,224,556	(15,878,365)	265,876,628	34,355,762	50.25%
Mid-Cap Value ‘P’	369,499,733	144,450,285	1,034,911	138,089,436	25,697,195	14,555,877	417,148,565	30,133,257	32.47%
Small-Cap Equity ‘P’	642,321,480	52,478,046	1,536,633	109,608,566	30,763,706	32,320,132	649,811,431	45,053,998	68.90%
Small-Cap Growth ‘P’	248,846,509	39,050	-	95,796,485	22,524,411	3,766,728	179,380,213	16,023,815	45.86%
Small-Cap Index ‘P’	-	39,522,574	-	-	-	-	39,522,574	3,197,856	10.80%
Small-Cap Value ‘P’	127,945,329	-	634,167	9,188,357	11,864,147	(2,180,539)	129,074,747	9,550,053	38.61%
Real Estate ‘P’	259,397,312	140,496,895	-	54,314,760	21,279,359	13,765,013	380,623,819	22,783,409	46.01%
Emerging Markets ‘P’	461,370,847	832,858	-	62,236,489	42,592,163	28,116,657	470,676,036	32,653,060	42.24%
International Large-Cap ‘P’	707,336,857	14,100,501	4,319,044	186,481,142	(3,071,131)	91,732,537	627,936,666	93,914,190	41.51%
International Small-Cap ‘P’	461,191,263	11,463,653	903,526	10,561,154	(1,009,966)	53,238,600	515,225,922	62,658,613	44.61%
International Value ‘P’	463,721,461	105,824,198	7,621,070	125,316,545	(11,095,797)	47,697,344	488,451,731	48,250,076	41.67%
Currency Strategies ‘P’	-	526,967,653	-	-	-	-	526,967,653	52,696,765	35.12%
Global Absolute Return ‘P’	-	658,709,567	-	-	-	-	658,709,567	65,870,957	31.97%
Precious Metals ‘P’	-	395,225,740	-	-	-	-	395,225,740	39,522,574	41.91%
Total	$12,542,868,619	$3,472,514,352	$90,766,501	$4,594,474,577	$717,442,645	$687,130,229	$12,916,247,769

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Portfolio Optimization Aggressive – Growth
Diversified Bond ‘P’	$53,513,290	$42,979,499	$1,405,904	$33,530,296	$3,053,603	$1,443,531	$68,865,531	6,250,836	2.14%
Managed Bond ‘P’	108,572,429	31,040,007	2,407,966	64,987,109	2,218,352	3,446,795	82,698,440	6,491,155	2.23%
American Funds Growth ‘P’	58,773,700	-	104,429	50,565,513	2,728,030	4,853,085	15,893,731	1,722,841	28.68%
American Funds Growth-Income ‘P’	91,020,698	-	235,237	66,922,766	3,795,380	6,634,545	34,763,094	3,352,147	7.97%
Comstock ‘P’	189,926,163	38,794,044	735,246	98,175,609	14,655,554	15,530,701	161,466,099	17,522,925	8.72%
Dividend Growth ‘P’	80,588,988	91,839	396,526	17,986,436	2,925,828	7,350,613	73,367,358	6,601,225	11.35%
Equity Index ‘P’	161,494,696	171,317	781,744	75,981,069	6,550,386	15,010,058	108,027,132	3,363,668	9.49%
Growth LT ‘P’	53,437,338	11,902	80,096	52,456,639	4,547,554	2,308,913	7,929,164	556,473	8.77%
Large-Cap Growth ‘P’	102,805,478	19,121,235	-	12,221,605	17,165,435	2,590,574	129,461,117	21,343,782	11.39%
Large-Cap Value ‘P’	218,667,845	44,247,754	1,192,857	91,998,602	13,691,398	19,764,525	205,565,777	15,582,607	8.06%
Long/Short Large-Cap ‘P’	132,817,807	27,702,742	249,057	40,905,048	18,033,696	6,694,985	144,593,239	15,335,564	10.33%
Main Street Core ‘P’	81,744,432	5,767,754	206,235	23,234,714	5,889,457	7,761,911	78,135,075	3,578,090	8.54%
Mid-Cap Equity ‘P’	161,645,661	114,367	181,513	108,565,942	10,205,807	54,833	63,636,239	5,287,630	8.31%
Mid-Cap Growth ‘P’	101,572,275	380,529	-	49,003,781	6,708,388	897,338	60,554,749	7,824,699	11.44%
Mid-Cap Value ‘P’	107,230,908	35,941,165	284,457	38,082,796	6,860,904	4,364,003	116,598,641	8,422,651	9.08%
Small-Cap Equity ‘P’	133,625,292	5,890,937	304,970	22,025,745	6,175,341	6,748,781	130,719,576	9,063,306	13.86%
Small-Cap Growth ‘P’	53,756,820	8,651,656	-	7,188,538	7,577,462	(1,098,056)	61,699,344	5,511,527	15.77%
Small-Cap Index ‘P’	54,421,223	15,943,856	173,285	8,356,841	1,132,245	6,731,973	70,045,741	5,667,551	19.13%
Small-Cap Value ‘P’	53,425,895	63,923	269,490	3,661,295	4,848,344	(902,899)	54,043,458	3,998,597	16.16%
Real Estate ‘P’	80,007,087	47,881,847	-	19,030,016	6,705,682	4,046,658	119,611,258	7,159,700	14.46%
Emerging Markets ‘P’	125,768,411	282,936	-	9,354,407	13,227,302	6,876,640	136,800,882	9,490,535	12.28%
International Large-Cap ‘P’	205,737,617	3,132,228	1,207,963	70,443,116	(1,212,852)	26,853,683	165,275,523	24,718,603	10.93%
International Small-Cap ‘P’	125,871,216	8,491,691	261,930	9,203,694	(571,935)	15,155,362	140,004,570	17,026,496	12.12%
International Value ‘P’	126,516,975	5,816,471	1,780,984	38,920,829	(3,405,202)	12,630,536	104,418,935	10,314,676	8.91%
Currency Strategies ‘P’	-	110,322,476	-	-	-	-	110,322,476	11,032,248	7.35%
Global Absolute Return ‘P’	-	137,903,095	-	-	-	-	137,903,095	13,790,310	6.69%
Precious Metals ‘P’	-	110,322,476	-	-	-	-	110,322,476	11,032,248	11.70%
Total	$2,662,942,244	$701,067,746	$12,259,889	$1,012,802,406	$153,506,159	$175,749,088	$2,692,722,720

(1)	Purchased cost excludes distributions received and reinvested.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain includes distributions from capital gains, if any.

5. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio. Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received by the Long/ Short Large-Cap Portfolio is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2012, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
Cash Management	$639,326,964	$-	$-	$-	$-	$-
Diversified Bond	3,560,242,712	192,578,649	(24,486,179)	168,092,470	(6,312,691)	161,779,779
Floating Rate Loan	986,497,931	16,055,702	(5,608,417)	10,447,285	-	10,447,285
High Yield Bond	1,251,146,470	68,873,430	(20,515,694)	48,357,736	142	48,357,878
Inflation Managed	2,745,641,495	101,816,995	(20,355,004)	81,461,991	(2,286,426)	79,175,565
Inflation Protected	1,338,386,952	34,003,739	(2,919,431)	31,084,308	(13,355,112)	17,729,196
Managed Bond	7,791,124,002	336,643,846	(65,118,665)	271,525,181	(3,052,677)	268,472,504
Short Duration Bond	2,457,355,444	34,841,579	(3,758,316)	31,083,263	-	31,083,263
Emerging Markets Debt	929,422,896	45,772,260	(2,912,001)	42,860,259	1,091,477	43,951,736
American Funds Growth	203,330,274	68,137,005	(119)	68,136,886	-	68,136,886
American Funds Growth-Income	548,152,132	91,035,238	-	91,035,238	-	91,035,238
Comstock	1,762,731,839	372,849,328	(81,163,697)	291,685,631	881,928	292,567,559
Dividend Growth	689,753,316	143,801,900	(10,170,571)	133,631,329	(2,755)	133,628,574
Equity Index	1,306,121,840	718,861,297	(39,186,586)	679,674,711	47,495	679,722,206
Focused 30	95,129,510	34,339,334	(4,810,381)	29,528,953	(829)	29,528,124
Growth LT	447,316,008	82,648,426	(11,957,246)	70,691,180	(1,026,770)	69,664,410
Large-Cap Growth	1,014,426,655	262,582,221	(26,671,500)	235,910,721	-	235,910,721
Large-Cap Value	2,310,552,860	653,084,068	(52,931,194)	600,152,874	82,699	600,235,573
Long/Short Large-Cap	1,711,176,538	209,161,490	(51,456,140)	157,705,350	(18,055,797)	139,649,553
Main Street Core	1,231,006,244	279,399,701	(23,494,165)	255,905,536	3,338	255,908,874
Mid-Cap Equity	1,063,244,574	69,012,777	(40,570,377)	28,442,400	-	28,442,400
Mid-Cap Growth	814,624,561	145,343,448	(85,377,807)	59,965,641	1,458	59,967,099
Mid-Cap Value	1,564,721,559	75,809,725	(58,708,118)	17,101,607	1,004	17,102,611
Small-Cap Equity	971,836,040	107,570,077	(45,937,939)	61,632,138	(9,044)	61,623,094
Small-Cap Growth	428,067,718	86,163,868	(15,987,681)	70,176,187	-	70,176,187
Small-Cap Index	702,134,303	104,965,407	(67,133,717)	37,831,690	(23,329)	37,808,361
Small-Cap Value	399,662,161	115,901,295	(12,072,659)	103,828,636	(94)	103,828,542
Health Sciences	114,830,492	55,237,192	(1,916,777)	53,320,415	-	53,320,415
Real Estate	935,537,217	172,763,116	(10,938,504)	161,824,612	22	161,824,634
Technology	71,148,546	8,546,641	(6,327,721)	2,218,920	(7,262)	2,211,658
Emerging Markets	1,313,723,718	321,369,368	(89,144,245)	232,225,123	(972,550)	231,252,573
International Large-Cap	1,792,816,291	234,955,506	(90,450,835)	144,504,671	253,593	144,758,264
International Small-Cap	1,122,104,216	162,123,109	(91,950,039)	70,173,070	(891,519)	69,281,551
International Value	1,502,244,886	79,379,049	(67,569,109)	11,809,940	(3,431,000)	8,378,940
Currency Strategies	-	-	-	-	-	-
Global Absolute Return	-	-	-	-	-	-
Precious Metals	452,595,359	680,276	(833,246)	(152,970)	(2,515)	(155,485)
American Funds Asset Allocation	408,520,891	61,219,698	-	61,219,698	-	61,219,698
Pacific Dynamix – Conservative Growth	212,573,062	10,145,536	(32,293)	10,113,243	-	10,113,243
Pacific Dynamix – Moderate Growth	509,619,018	31,754,059	-	31,754,059	-	31,754,059
Pacific Dynamix – Growth	239,740,030	17,382,381	(147,405)	17,234,976	-	17,234,976
Portfolio Optimization Conservative	3,403,863,681	143,945,114	(14,212,721)	129,732,393	-	129,732,393
Portfolio Optimization Moderate-Conservative	4,529,149,735	180,898,658	(26,158,527)	154,740,131	-	154,740,131
Portfolio Optimization Moderate	14,930,212,505	539,277,020	(274,244,069)	265,032,951	-	265,032,951
Portfolio Optimization Growth	12,785,850,199	420,590,361	(290,192,791)	130,397,570	-	130,397,570
Portfolio Optimization Aggressive-Growth	2,682,374,807	77,238,054	(66,890,141)	10,347,913	-	10,347,913
PD Aggregate Bond Index	356,015,425	16,082,725	(109,266)	15,973,459	-	15,973,459
PD High Yield Bond Market	97,314,175	5,181,024	(1,378,968)	3,802,056	-	3,802,056
PD Large-Cap Growth Index	130,065,523	26,869,343	(1,630,183)	25,239,160	(33,691)	25,205,469
PD Large-Cap Value Index	178,612,636	22,356,436	(5,232,439)	17,123,997	(26,591)	17,097,406
PD Small-Cap Growth Index	32,546,299	5,600,408	(1,578,592)	4,021,816	(1,930)	4,019,886
PD Small-Cap Value Index	50,278,068	5,967,789	(2,370,483)	3,597,306	(1,692)	3,595,614
PD Emerging Markets	42,233,801	8,105,816	(3,689,884)	4,415,932	(13,274)	4,402,658
PD International Large-Cap	148,625,124	14,158,152	(11,001,389)	3,156,763	(3,667)	3,153,096

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	November 29, 2012